UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07803

Name of Registrant:	Vanguard Scottsdale Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2020—February 28, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   February 28, 2021
Vanguard Explorer Value™ Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	17

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2021
Explorer Value Fund	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,406.30	$3.34
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.02	2.81
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.56%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Explorer Value Fund
Fund Allocation
As of February 28, 2021
Communication Services	2.4%
Consumer Discretionary	7.6
Consumer Staples	2.0
Energy	3.5
Financials	23.6
Health Care	5.4
Industrials	18.7
Information Technology	14.7
Materials	8.6
Real Estate	10.5
Utilities	3.0
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Explorer Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (89.2%)
Communication Services (2.1%)
	Nexstar Media Group Inc. Class A	95,183	13,092
	John Wiley & Sons Inc. Class A	66,113	3,483
			16,575
Consumer Discretionary (6.8%)
	Lithia Motors Inc. Class A	31,532	11,791
	Kontoor Brands Inc.	137,278	5,800
*	Adtalem Global Education Inc.	139,528	5,483
*	Modine Manufacturing Co.	369,841	5,130
	LCI Industries	35,849	5,053
*	Lands' End Inc.	115,823	3,827
*	Helen of Troy Ltd.	15,460	3,352
*	Stoneridge Inc.	107,390	3,293
*	Perdoceo Education Corp.	250,377	3,222
	Cooper Tire & Rubber Co.	32,351	1,852
*	LGI Homes Inc.	16,787	1,834
*	Boot Barn Holdings Inc.	22,433	1,355
			51,992
Consumer Staples (1.8%)
*	Hostess Brands Inc. Class A	607,456	8,741
	Spectrum Brands Holdings Inc.	64,013	4,964
			13,705
Energy (3.1%)
*	PDC Energy Inc.	182,391	6,375
	Cimarex Energy Co.	82,726	4,797
	Pioneer Natural Resources Co.	31,433	4,670
	Rattler Midstream Partners LP	250,061	2,751
	Viper Energy Partners LP	163,273	2,560
	International Seaways Inc.	142,175	2,465
			23,618
Financials (21.1%)
	PacWest Bancorp	458,460	16,615
	Starwood Property Trust Inc.	500,531	11,427
*	Bancorp Inc.	519,821	10,537
	Columbia Banking System Inc.	237,856	10,535
	Popular Inc.	144,377	9,647
	Pinnacle Financial Partners Inc.	104,169	8,455
	Webster Financial Corp.	140,103	7,749
4

Explorer Value Fund
		Shares	Market Value• ($000)
	Washington Federal Inc.	236,740	7,154
	First BanCorp.	672,163	7,051
	Wintrust Financial Corp.	93,784	6,908
	BankUnited Inc.	167,403	6,728
	Argo Group International Holdings Ltd.	139,386	6,441
	BGC Partners Inc. Class A	1,377,830	6,173
	Pacific Premier Bancorp Inc.	150,474	6,064
	Flushing Financial Corp.	278,940	5,788
	First Merchants Corp.	134,198	5,643
	Renasant Corp.	141,999	5,578
	WSFS Financial Corp.	104,444	5,550
	James River Group Holdings Ltd.	119,510	5,487
	Evercore Inc. Class A	43,530	5,214
*	NMI Holdings Inc. Class A	161,040	3,681
	PJT Partners Inc. Class A	43,416	3,027
			161,452
Health Care (4.8%)
*	Syneos Health Inc.	129,672	10,030
*	Change Healthcare Inc.	350,241	8,010
*	Pacira BioSciences Inc.	75,562	5,554
*	Envista Holdings Corp.	125,188	4,825
*	Varex Imaging Corp.	133,626	3,064
*	Acadia Healthcare Co. Inc.	51,398	2,839
*	Merit Medical Systems Inc.	44,745	2,493
			36,815
Industrials (16.7%)
*	Colfax Corp.	272,049	12,065
	KAR Auction Services Inc.	709,883	9,875
	BWX Technologies Inc.	150,139	8,710
*	XPO Logistics Inc.	60,251	7,025
	Trinity Industries Inc.	209,108	6,712
*	Beacon Roofing Supply Inc.	133,094	6,366
	Altra Industrial Motion Corp.	102,101	5,914
	KBR Inc.	190,577	5,908
*	Teledyne Technologies Inc.	15,011	5,569
	EnerSys	60,939	5,502
	Encore Wire Corp.	82,300	5,393
	Greenbrier Cos. Inc.	110,179	5,184
	Interface Inc. Class A	405,048	5,031
	Kaman Corp.	103,290	5,026
	Applied Industrial Technologies Inc.	57,849	4,939
*	Builders FirstSource Inc.	110,990	4,802
	Quanta Services Inc.	56,578	4,744
*	WESCO International Inc.	58,613	4,705
	HNI Corp.	98,580	3,508
*	Stericycle Inc.	44,551	2,890
	AZZ Inc.	40,108	2,049
*	MRC Global Inc.	226,921	1,983
	Steelcase Inc. Class A	126,763	1,767
*	Saia Inc.	5,455	1,094
*	CIRCOR International Inc.	27,387	975
*	Atkore Inc.	4,938	334
			128,070
5

Explorer Value Fund
		Shares	Market Value• ($000)
Information Technology (13.1%)
*	J2 Global Inc.	137,388	15,302
	Silicon Motion Technology Corp. ADR	226,240	13,448
*	ACI Worldwide Inc.	269,508	10,311
*	Verint Systems Inc.	172,521	8,503
*	Insight Enterprises Inc.	88,222	7,374
*	Euronet Worldwide Inc.	42,117	6,331
	Jabil Inc.	145,192	6,268
	Belden Inc.	130,731	5,780
*	Concentrix Corp.	45,047	5,564
	SYNNEX Corp.	52,030	4,639
*	Fabrinet	50,571	4,467
*	Cognyte Software Ltd.	148,549	4,289
*	Perficient Inc.	59,455	3,311
*	MACOM Technology Solutions Holdings Inc. Class H	29,405	1,892
	MKS Instruments Inc.	9,296	1,533
*	Semtech Corp.	15,153	1,111
			100,123
Materials (7.6%)
	FMC Corp.	130,131	13,233
	Silgan Holdings Inc.	328,997	12,357
*	Axalta Coating Systems Ltd.	353,882	9,675
	Ashland Global Holdings Inc.	103,371	8,696
	Eagle Materials Inc.	66,022	8,278
	Carpenter Technology Corp.	104,919	4,266
	Compass Minerals International Inc.	30,973	1,954
			58,459
Real Estate (9.4%)
	Medical Properties Trust Inc.	624,083	13,474
	Gaming and Leisure Properties Inc.	251,008	11,145
*	Howard Hughes Corp.	82,851	7,860
	STAG Industrial Inc.	190,452	6,009
	Corporate Office Properties Trust	230,192	5,985
	SITE Centers Corp.	440,265	5,873
	Spirit Realty Capital Inc.	127,292	5,476
	Newmark Group Inc. Class A	489,150	4,901
	Sunstone Hotel Investors Inc.	347,877	4,595
	RPT Realty	276,267	3,031
	Invitation Homes Inc.	84,542	2,464
	Cousins Properties Inc.	35,603	1,194
			72,007
Utilities (2.7%)
	MDU Resources Group Inc.	238,261	6,695
	Portland General Electric Co.	130,568	5,505
	Unitil Corp.	103,293	4,322
	ALLETE Inc.	65,721	4,083
			20,605
Total Common Stocks (Cost $481,593)			683,421
6

Explorer Value Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (10.2%)
Money Market Fund (10.2%)
[1]	Vanguard Market Liquidity Fund, 0.099% (Cost $78,584)	785,920	78,592
Total Investments (99.4%) (Cost $560,177)			762,013
Other Assets and Liabilities—Net (0.6%)			4,443
Net Assets (100%)			766,456
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2021	534	58,719	414

See accompanying Notes, which are an integral part of the Financial Statements.
7

Explorer Value Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $481,593)	683,421
Affiliated Issuers (Cost $78,584)	78,592
Total Investments in Securities	762,013
Investment in Vanguard	28
Cash Collateral Pledged—Futures Contracts	3,473
Receivables for Investment Securities Sold	370
Receivables for Accrued Income	438
Receivables for Capital Shares Issued	2,485
Total Assets	768,807
Liabilities
Payables for Investment Securities Purchased	530
Payables to Investment Advisor	590
Payables for Capital Shares Redeemed	1,132
Payables to Vanguard	78
Variation Margin Payable—Futures Contracts	21
Total Liabilities	2,351
Net Assets	766,456
At February 28, 2021, net assets consisted of:

Paid-in Capital	539,991
Total Distributable Earnings (Loss)	226,465
Net Assets	766,456

Net Assets
Applicable to 18,131,430 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	766,456
Net Asset Value Per Share	$42.27

See accompanying Notes, which are an integral part of the Financial Statements.
8

Explorer Value Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends[1]	3,725
Interest[2]	22
Securities Lending—Net	59
Total Income	3,806
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,039
Performance Adjustment	61
The Vanguard Group—Note C
Management and Administrative	661
Marketing and Distribution	33
Custodian Fees	8
Shareholders’ Reports	3
Trustees’ Fees and Expenses	—
Total Expenses	1,805
Net Investment Income	2,001
Realized Net Gain (Loss)
Investment Securities Sold[2]	45,105
Futures Contracts	8,114
Realized Net Gain (Loss)	53,219
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	170,645
Futures Contracts	(995)
Change in Unrealized Appreciation (Depreciation)	169,650
Net Increase (Decrease) in Net Assets Resulting from Operations	224,870
1	Dividends are net of foreign withholding taxes of $19,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $21,000, $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Explorer Value Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,001	7,981
Realized Net Gain (Loss)	53,219	(18,460)
Change in Unrealized Appreciation (Depreciation)	169,650	(50,253)
Net Increase (Decrease) in Net Assets Resulting from Operations	224,870	(60,732)
Distributions
Total Distributions	(5,943)	(10,473)
Capital Share Transactions
Issued	107,596	179,685
Issued in Lieu of Cash Distributions	5,616	9,910
Redeemed	(128,307)	(210,832)
Net Increase (Decrease) from Capital Share Transactions	(15,095)	(21,237)
Total Increase (Decrease)	203,832	(92,442)
Net Assets
Beginning of Period	562,624	655,066
End of Period	766,456	562,624

See accompanying Notes, which are an integral part of the Financial Statements.
10

Explorer Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$30.32	$33.49	$40.53	$34.45	$31.55	$30.09
Investment Operations
Net Investment Income	.109[1]	.400[1]	.494[1]	.355[1]	.329[1]	.293
Net Realized and Unrealized Gain (Loss) on Investments	12.163	(3.032)	(4.921)	7.112	3.331	2.964
Total from Investment Operations	12.272	(2.632)	(4.427)	7.467	3.660	3.257
Distributions
Dividends from Net Investment Income	(.322)	(.538)	(.366)	(.288)	(.308)	(.237)
Distributions from Realized Capital Gains	—	—	(2.247)	(1.099)	(.452)	(1.560)
Total Distributions	(.322)	(.538)	(2.613)	(1.387)	(.760)	(1.797)
Net Asset Value, End of Period	$42.27	$30.32	$33.49	$40.53	$34.45	$31.55
Total Return[2]	40.63%	-8.12%	-10.10%	22.10%	11.64%	11.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$766	$563	$655	$768	$607	$377
Ratio of Total Expenses to Average Net Assets[3]	0.56%	0.64%	0.55%	0.56%	0.55%	0.57%
Ratio of Net Investment Income to Average Net Assets	0.62%	1.28%	1.45%	0.95%	0.98%	1.03%
Portfolio Turnover Rate	15%	42%	27%	31%	33%	61%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.09%, 0.01%, 0.03%, and (0.01%).

See accompanying Notes, which are an integral part of the Financial Statements.
11

Explorer Value Fund
Notes to Financial Statements
Vanguard Explorer Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented 5% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
12

Explorer Value Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
13

Explorer Value Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Frontier Capital Management Co., LLC, and Cardinal Capital Management, L.L.C., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Frontier Capital Management Co., LLC, is subject to quarterly adjustments based on performance relative to the Russell 2000 Value Index for the preceding three years. The basic fee of Cardinal Capital Management, L.L.C., is subject to quarterly adjustments based on performance relative to the Russell 3000 Value Custom Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended February 28, 2021, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.32% of the fund’s average net assets, before a net increase of $61,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $28,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
14

Explorer Value Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	683,421	—	—	683,421
Temporary Cash Investments	78,592	—	—	78,592
Total	762,013	—	—	762,013
Derivative Financial Instruments
Assets
Futures Contracts[1]	414	—	—	414
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	562,382
Gross Unrealized Appreciation	215,766
Gross Unrealized Depreciation	(15,721)
Net Unrealized Appreciation (Depreciation)	200,045
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $26,868,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2021, the fund purchased $90,954,000 of investment securities and sold $148,272,000 of investment securities, other than temporary cash investments.
15

Explorer Value Fund
G.	Capital shares issued and redeemed were:

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	Shares (000)	Shares (000)
Issued	2,915	5,985
Issued in Lieu of Cash Distributions	152	274
Redeemed	(3,489)	(7,268)
Net Increase (Decrease) in Shares Outstanding	(422)	(1,009)
H.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
16

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Explorer Value Fund has renewed the fund’s investment advisory arrangements with Cardinal Capital Management, L.L.C. (Cardinal), and Frontier Capital Management Co., LLC (Frontier). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered the following:
Cardinal. Founded in 1995, Cardinal is an investment advisor that manages small- and mid-capitalization value portfolios. Cardinal utilizes fundamental research to analyze a company’s ability to generate free cash flow and deploy that cash flow efficiently, enhancing shareholder value. Cardinal’s analysts engage extensively with company management teams to understand their capital allocation decisions. Cardinal seeks to purchase companies that can generate superior cash flow and make value-creating capital allocation decisions at attractive valuations. Cardinal has managed a portion of the fund since the fund’s inception.
Frontier. Founded in 1980, Frontier is an investment advisor with a long history of investing in small- and mid-cap stocks. Frontier employs a relative value approach that focuses on identifying companies with solid business models, unrecognized earnings power, and attractive valuations. The portfolio managers have the support of Frontier’s deep team of sector-focused analysts and other small- and mid-cap portfolio managers. Frontier has managed a portion of the fund since the fund’s inception.
17

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.
The board did not consider the profitability of Cardinal or Frontier in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Cardinal and Frontier. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
18

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This material may be used in conjunction with the offering of share of any Vanguard fund if preceded or accompanied by the fund's current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q16902 042021

Semiannual Report   |   February 28, 2021
Vanguard Russell 1000 Index Funds
Vanguard Russell 1000 Index Fund
Vanguard Russell 1000 Value Index Fund
Vanguard Russell 1000 Growth Index Fund

Contents
About Your Fund’s Expenses	1
Russell 1000 Index Fund	3
Russell 1000 Value Index Fund	17
Russell 1000 Growth Index Fund	32

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2021
	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return
Russell 1000 Index Fund
ETF Shares	$1,000.00	$1,117.60	$0.42
Institutional Shares	1,000.00	1,117.60	0.37
Russell 1000 Value Index Fund
ETF Shares	$1,000.00	$1,190.90	$0.43
Institutional Shares	1,000.00	1,191.10	0.38
Russell 1000 Growth Index Fund
ETF Shares	$1,000.00	$1,053.00	$0.41
Institutional Shares	1,000.00	1,053.10	0.36
Based on Hypothetical 5% Yearly Return
Russell 1000 Index Fund
ETF Shares	$1,000.00	$1,024.40	$0.40
Institutional Shares	1,000.00	1,024.45	0.35
Russell 1000 Value Index Fund
ETF Shares	$1,000.00	$1,024.40	$0.40
Institutional Shares	1,000.00	1,024.45	0.35
Russell 1000 Growth Index Fund
ETF Shares	$1,000.00	$1,024.40	$0.40
Institutional Shares	1,000.00	1,024.45	0.35
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Russell 1000 Index Fund, 0.08% for ETF Shares and 0.07% for Institutional Shares; for the Russell 1000 Value Index Fund, 0.08% for ETF Shares and 0.07% for Institutional Shares; and for the Russell 1000 Growth Index Fund, 0.08% for ETF Shares and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Russell 1000 Index Fund
Fund Allocation
As of February 28, 2021
Basic Materials	1.9%
Consumer Discretionary	16.6
Consumer Staples	4.9
Energy	2.7
Financials	10.9
Health Care	12.7
Industrials	13.8
Oil & Gas	0.0
Real Estate	3.2
Technology	27.3
Telecommunications	3.4
Utilities	2.6
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Russell 1000 Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of February 28, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
†Basic Materials*			87,311	1.9%
Consumer Discretionary
	Amazon.com Inc. *	54,118	167,383	3.6%
	Tesla Inc. *	96,509	65,192	1.4%
	Walt Disney Co. *	230,667	43,605	1.0%
	Home Depot Inc.	137,081	35,414	0.8%
	Netflix Inc. *	54,274	29,246	0.6%
	Walmart Inc.	177,922	23,116	0.5%
	NIKE Inc. Class B	156,442	21,085	0.5%
	McDonald's Corp.	95,014	19,586	0.4%
	Costco Wholesale Corp.	56,341	18,649	0.4%
†	Consumer Discretionary—Other *		341,235	7.3%
			764,511	16.5%
Consumer Staples
	Procter & Gamble Co.	311,070	38,427	0.8%
	Coca-Cola Co.	493,457	24,174	0.5%
	PepsiCo Inc.	177,187	22,891	0.5%
†	Consumer Staples—Other *,1		142,491	3.1%
			227,983	4.9%
Energy
	Exxon Mobil Corp.	540,223	29,372	0.6%
	Chevron Corp.	245,835	24,584	0.5%
†	Energy—Other *		72,803	1.6%
			126,759	2.7%
Financials
	Berkshire Hathaway Inc. Class B *	240,089	57,744	1.3%
	JPMorgan Chase & Co.	386,595	56,895	1.2%
4

Russell 1000 Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Bank of America Corp.	987,186	34,265	0.8%
†	Financials—Other *,1		353,502	7.6%
			502,406	10.9%
Health Care
	Johnson & Johnson	336,580	53,334	1.2%
	UnitedHealth Group Inc.	120,495	40,031	0.9%
	Abbott Laboratories	220,605	26,424	0.6%
	AbbVie Inc.	224,858	24,226	0.5%
	Pfizer Inc.	709,804	23,771	0.5%
	Merck & Co. Inc.	322,480	23,418	0.5%
	Thermo Fisher Scientific Inc.	50,415	22,691	0.5%
	Eli Lilly and Co.	107,510	22,028	0.5%
	Medtronic plc	171,203	20,026	0.4%
	Bristol-Myers Squibb Co.	288,998	17,724	0.4%
†	Health Care—Other *		313,630	6.7%
			587,303	12.7%
Industrials
	Visa Inc. Class A	215,507	45,772	1.0%
	Mastercard Inc. Class A	112,599	39,843	0.9%
	PayPal Holdings Inc. *	149,882	38,947	0.9%
	Accenture plc Class A	81,352	20,411	0.5%
	Honeywell International Inc.	89,616	18,134	0.4%
	Union Pacific Corp.	86,650	17,846	0.4%
†	Industrials—Other *		457,215	9.7%
			638,168	13.8%
†Oil & Gas*			949	0.0%
†Real Estate*			147,235	3.2%
Technology
	Apple Inc.	2,059,832	249,775	5.4%
	Microsoft Corp.	955,806	222,110	4.8%
	Facebook Inc. Class A *	306,491	78,958	1.7%
	Alphabet Inc. Class A *	38,323	77,486	1.7%
	Alphabet Inc. Class C *	37,104	75,576	1.6%
	NVIDIA Corp.	75,341	41,331	0.9%
	Intel Corp.	523,664	31,828	0.7%
	Adobe Inc. *	61,405	28,226	0.6%
	salesforce.com Inc. *	111,905	24,227	0.5%
	Broadcom Inc.	50,399	23,681	0.5%
	Texas Instruments Inc.	117,164	20,184	0.4%
	QUALCOMM Inc.	143,625	19,560	0.4%
†	Technology—Other *		366,367	8.1%
			1,259,309	27.3%
Telecommunications
	Comcast Corp. Class A	578,375	30,492	0.7%
	Verizon Communications Inc.	528,909	29,249	0.6%
	AT&T Inc.	910,248	25,387	0.6%
	Cisco Systems Inc.	542,021	24,320	0.5%
†	Telecommunications—Other *		47,013	1.0%
			156,461	3.4%
Utilities
	NextEra Energy Inc.	249,795	18,355	0.4%
5

Russell 1000 Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
†	Utilities—Other *		101,759	2.2%
			120,114	2.6%
Total Common Stocks (Cost $2,963,035)			4,618,509	99.9%
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund, 0.099% (Cost $368)[2,3]	3,683	368	0.0%
Total Investments (Cost $2,963,403)			4,618,877	99.9%
Other Assets and Liabilities—Net			2,665	0.1%
Net Assets			4,621,542	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $372,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $365,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	17	3,238	(51)

See accompanying Notes, which are an integral part of the Financial Statements.
6

Russell 1000 Index Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,963,035)	4,618,509
Affiliated Issuers (Cost $368)	368
Total Investments in Securities	4,618,877
Investment in Vanguard	168
Cash Collateral Pledged—Futures Contracts	190
Receivables for Accrued Income	6,127
Receivables for Capital Shares Issued	31,291
Total Assets	4,656,653
Liabilities
Due to Custodian	2,577
Payables for Investment Securities Purchased	31,612
Collateral for Securities on Loan	365
Payables for Capital Shares Redeemed	376
Payables to Vanguard	165
Variation Margin Payable—Futures Contracts	16
Total Liabilities	35,111
Net Assets	4,621,542
At February 28, 2021, net assets consisted of:

Paid-in Capital	2,809,295
Total Distributable Earnings (Loss)	1,812,247
Net Assets	4,621,542

ETF Shares—Net Assets
Applicable to 12,700,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,272,029
Net Asset Value Per Share—ETF Shares	$178.90

Institutional Shares—Net Assets
Applicable to 6,779,489 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,349,513
Net Asset Value Per Share—Institutional Shares	$346.56

See accompanying Notes, which are an integral part of the Financial Statements.
7

Russell 1000 Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	30,939
Interest[1]	2
Securities Lending—Net	41
Total Income	30,982
Expenses
The Vanguard Group—Note B
Investment Advisory Services	314
Management and Administrative—ETF Shares	502
Management and Administrative—Institutional Shares	527
Marketing and Distribution—ETF Shares	46
Marketing and Distribution—Institutional Shares	29
Custodian Fees	118
Shareholders’ Reports—ETF Shares	8
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	1,544
Net Investment Income	29,438
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	236,304
Futures Contracts	1,418
Realized Net Gain (Loss)	237,722
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	192,315
Futures Contracts	(758)
Change in Unrealized Appreciation (Depreciation)	191,557
Net Increase (Decrease) in Net Assets Resulting from Operations	458,717
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $242,342,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Russell 1000 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,438	67,097
Realized Net Gain (Loss)	237,722	84,160
Change in Unrealized Appreciation (Depreciation)	191,557	625,102
Net Increase (Decrease) in Net Assets Resulting from Operations	458,717	776,359
Distributions
ETF Shares	(14,432)	(23,937)
Institutional Shares	(18,514)	(43,999)
Total Distributions	(32,946)	(67,936)
Capital Share Transactions
ETF Shares	393,526	210,407
Institutional Shares	(399,305)	(236,257)
Net Increase (Decrease) from Capital Share Transactions	(5,779)	(25,850)
Total Increase (Decrease)	419,992	682,573
Net Assets
Beginning of Period	4,201,550	3,518,977
End of Period	4,621,542	4,201,550

See accompanying Notes, which are an integral part of the Financial Statements.
9

Russell 1000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$161.36	$134.37	$133.57	$113.60	$99.81	$91.37
Investment Operations
Net Investment Income	1.173[1]	2.525[1]	2.395[1]	2.209[1]	2.054[1]	1.892
Net Realized and Unrealized Gain (Loss) on Investments	17.683	27.028	.759	19.896	13.753	8.383
Total from Investment Operations	18.856	29.553	3.154	22.105	15.807	10.275
Distributions
Dividends from Net Investment Income	(1.316)	(2.563)	(2.354)	(2.135)	(2.017)	(1.835)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.316)	(2.563)	(2.354)	(2.135)	(2.017)	(1.835)
Net Asset Value, End of Period	$178.90	$161.36	$134.37	$133.57	$113.60	$99.81
Total Return	11.76%	22.39%	2.45%	19.68%	16.02%	11.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,272	$1,678	$1,196	$1,008	$724	$679
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.42%	1.79%	1.85%	1.78%	1.94%	2.05%
Portfolio Turnover Rate[2]	3%	9%	6%	9%	11%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Russell 1000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$312.59	$260.26	$258.75	$220.06	$193.36	$176.99
Investment Operations
Net Investment Income	2.308[1]	4.927[1]	4.645[1]	4.345[1]	4.080[1]	3.732
Net Realized and Unrealized Gain (Loss) on Investments	34.222	52.362	1.483	38.573	26.609	16.259
Total from Investment Operations	36.530	57.289	6.128	42.918	30.689	19.991
Distributions
Dividends from Net Investment Income	(2.560)	(4.959)	(4.618)	(4.228)	(3.989)	(3.621)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.560)	(4.959)	(4.618)	(4.228)	(3.989)	(3.621)
Net Asset Value, End of Period	$346.56	$312.59	$260.26	$258.75	$220.06	$193.36
Total Return	11.76%	22.45%	2.45%	19.72%	16.06%	11.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,350	$2,523	$2,323	$2,134	$2,014	$1,549
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.45%	1.81%	1.86%	1.82%	1.98%	2.09%
Portfolio Turnover Rate[2]	3%	9%	6%	9%	11%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Russell 1000 Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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Russell 1000 Index Fund
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
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Russell 1000 Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $168,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
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Russell 1000 Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,968,110
Gross Unrealized Appreciation	1,780,801
Gross Unrealized Depreciation	(130,085)
Net Unrealized Appreciation (Depreciation)	1,650,716
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $88,954,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $585,728,000 of investment securities and sold $585,040,000 of investment securities, other than temporary cash investments. Purchases and sales include $423,000,000 and $447,769,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	848,150	5,050	484,207	3,500
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(454,624)	(2,750)	(273,800)	(2,000)
Net Increase (Decrease)—ETF Shares	393,526	2,300	210,407	1,500
Institutional Shares
Issued	202,399	585	264,170	1,009
Issued in Lieu of Cash Distributions	17,602	56	42,228	165
Redeemed	(619,306)	(1,934)	(542,655)	(2,028)
Net Increase (Decrease)—Institutional Shares	(399,305)	(1,293)	(236,257)	(854)
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Russell 1000 Index Fund
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
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Russell 1000 Value Index Fund
Fund Allocation
As of February 28, 2021
Basic Materials	3.5%
Consumer Discretionary	12.9
Consumer Staples	6.5
Energy	5.3
Financials	19.9
Health Care	12.1
Industrials	15.4
Oil & Gas	0.0
Real Estate	4.6
Technology	8.6
Telecommunications	6.0
Utilities	5.2
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
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Russell 1000 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of February 28, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Basic Materials
	Linde plc	149,064	36,412	0.7%
†	Basic Materials—Other *		139,398	2.7%
			175,810	3.4%
Consumer Discretionary
	Walt Disney Co. *	512,985	96,975	1.9%
	Walmart Inc.	350,389	45,523	0.9%
	Home Depot Inc.	152,540	39,407	0.8%
	McDonald's Corp.	181,072	37,326	0.7%
	Target Corp.	141,651	25,984	0.5%
†	Consumer Discretionary—Other *		412,715	8.1%
			657,930	12.9%
Consumer Staples
	Procter & Gamble Co.	381,826	47,167	0.9%
	Philip Morris International Inc.	441,787	37,119	0.7%
	CVS Health Corp.	371,184	25,289	0.5%
	Coca-Cola Co.	453,564	22,220	0.4%
	Mondelez International Inc. Class A	400,909	21,312	0.4%
†	Consumer Staples—Other *,1		180,139	3.6%
			333,246	6.5%
Energy
	Exxon Mobil Corp.	1,201,537	65,328	1.3%
	Chevron Corp.	546,666	54,667	1.1%
†	Energy—Other *		147,942	2.9%
			267,937	5.3%
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Russell 1000 Value Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
Financials
	Berkshire Hathaway Inc. Class B *	533,445	128,299	2.5%
	JPMorgan Chase & Co.	859,361	126,472	2.5%
	Bank of America Corp.	2,195,027	76,189	1.5%
	Citigroup Inc.	591,212	38,949	0.8%
	Wells Fargo & Co.	1,065,869	38,553	0.8%
	Goldman Sachs Group Inc.	94,103	30,064	0.6%
	BlackRock Inc.	41,800	29,030	0.6%
	Morgan Stanley	377,471	29,016	0.6%
	Charles Schwab Corp.	390,267	24,087	0.5%
	Truist Financial Corp.	381,756	21,745	0.4%
†	Financials—Other *,1		467,645	9.0%
			1,010,049	19.8%
Health Care
	Johnson & Johnson	647,813	102,652	2.0%
	Pfizer Inc.	1,578,375	52,860	1.0%
	Medtronic plc	380,577	44,516	0.9%
	Danaher Corp.	177,604	39,014	0.8%
	Abbott Laboratories	302,112	36,187	0.7%
	Bristol-Myers Squibb Co.	408,946	25,081	0.5%
	Gilead Sciences Inc.	356,034	21,860	0.4%
	Thermo Fisher Scientific Inc.	46,311	20,844	0.4%
	Viatris Inc. *	351,036	5,213	0.1%
†	Health Care—Other *		267,280	5.3%
			615,507	12.1%
Industrials
	Honeywell International Inc.	199,258	40,320	0.8%
	Caterpillar Inc.	153,663	33,173	0.7%
	Boeing Co.	151,617	32,144	0.6%
	General Electric Co.	2,468,331	30,953	0.6%
	Raytheon Technologies Corp.	404,584	29,126	0.6%
	Deere & Co.	80,021	27,937	0.6%
	American Express Co.	185,757	25,126	0.5%
	Fidelity National Information Services Inc.	175,383	24,203	0.5%
†	Industrials—Other *		541,390	10.5%
			784,372	15.4%
†Oil & Gas*			2,115	0.0%
†Real Estate*			231,742	4.5%
Technology
	Intel Corp.	1,164,133	70,756	1.4%
	Alphabet Inc. Class A *	19,055	38,528	0.8%
	Alphabet Inc. Class C *	18,510	37,702	0.7%
	International Business Machines Corp.	252,327	30,009	0.6%
	Micron Technology Inc. *	315,743	28,900	0.6%
	Texas Instruments Inc.	130,865	22,544	0.4%
†	Technology—Other *		211,373	4.1%
			439,812	8.6%
Telecommunications
	Comcast Corp. Class A	1,286,140	67,805	1.3%
	Verizon Communications Inc.	1,174,913	64,973	1.3%
	AT&T Inc.	2,023,872	56,446	1.1%
	Cisco Systems Inc.	1,205,185	54,077	1.1%
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Russell 1000 Value Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
†	Telecommunications—Other *		62,143	1.2%
			305,444	6.0%
Utilities
	NextEra Energy Inc.	555,541	40,821	0.8%
†	Utilities—Other *		223,581	4.4%
			264,402	5.2%
Total Common Stocks (Cost $4,211,860)			5,088,366	99.7%
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund, 0.099% (Cost $7,365)[2,3]	73,651	7,365	0.1%
Total Investments (Cost $4,219,225)			5,095,731	99.8%
Other Assets and Liabilities—Net			9,561	0.2%
Net Assets			5,105,292	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $539,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $532,000 was received for securities on loan, of which $531,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	62	11,809	(83)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Walmart Inc.	8/31/21	BOANA	5,846	(0.120)	—	(1)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
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Russell 1000 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,211,860)	5,088,366
Affiliated Issuers (Cost $7,365)	7,365
Total Investments in Securities	5,095,731
Investment in Vanguard	180
Cash	1
Cash Collateral Pledged—Futures Contracts	514
Receivables for Investment Securities Sold	379
Receivables for Accrued Income	9,934
Receivables for Capital Shares Issued	1,274
Total Assets	5,108,013
Liabilities
Due to Custodian	991
Payables for Investment Securities Purchased	724
Collateral for Securities on Loan	532
Payables for Capital Shares Redeemed	249
Payables to Vanguard	183
Variation Margin Payable—Futures Contracts	41
Unrealized Depreciation—Over-the-Counter Swap Contracts	1
Total Liabilities	2,721
Net Assets	5,105,292
At February 28, 2021, net assets consisted of:

Paid-in Capital	4,551,456
Total Distributable Earnings (Loss)	553,836
Net Assets	5,105,292

ETF Shares—Net Assets
Applicable to 29,725,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,744,219
Net Asset Value Per Share—ETF Shares	$125.96

Institutional Shares—Net Assets
Applicable to 5,533,180 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,361,073
Net Asset Value Per Share—Institutional Shares	$245.98

See accompanying Notes, which are an integral part of the Financial Statements.
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Russell 1000 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	47,279
Interest[1]	3
Securities Lending—Net	57
Total Income	47,339
Expenses
The Vanguard Group—Note B
Investment Advisory Services	329
Management and Administrative—ETF Shares	775
Management and Administrative—Institutional Shares	262
Marketing and Distribution—ETF Shares	75
Marketing and Distribution—Institutional Shares	21
Custodian Fees	199
Shareholders’ Reports—ETF Shares	17
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	1,678
Net Investment Income	45,661
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	64,802
Futures Contracts	494
Swap Contracts	68
Realized Net Gain (Loss)	65,364
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	665,400
Futures Contracts	(87)
Swap Contracts	(450)
Change in Unrealized Appreciation (Depreciation)	664,863
Net Increase (Decrease) in Net Assets Resulting from Operations	775,888
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,000, $0, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $79,715,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
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Russell 1000 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	45,661	100,739
Realized Net Gain (Loss)	65,364	(100,042)
Change in Unrealized Appreciation (Depreciation)	664,863	59,529
Net Increase (Decrease) in Net Assets Resulting from Operations	775,888	60,226
Distributions
ETF Shares	(35,969)	(60,505)
Institutional Shares	(14,726)	(42,607)
Total Distributions	(50,695)	(103,112)
Capital Share Transactions
ETF Shares	577,058	674,867
Institutional Shares	(49,787)	(582,146)
Net Increase (Decrease) from Capital Share Transactions	527,271	92,721
Total Increase (Decrease)	1,252,464	49,835
Net Assets
Beginning of Period	3,852,828	3,802,993
End of Period	5,105,292	3,852,828

See accompanying Notes, which are an integral part of the Financial Statements.
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Russell 1000 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$107.03	$109.22	$111.20	$101.32	$93.14	$84.77
Investment Operations
Net Investment Income	1.195[1]	2.815[1]	2.713[1]	2.522[1]	2.437[1]	2.205
Net Realized and Unrealized Gain (Loss) on Investments	19.074	(2.121)	(2.107)	9.836	8.109	8.312
Total from Investment Operations	20.269	.694	.606	12.358	10.546	10.517
Distributions
Dividends from Net Investment Income	(1.339)	(2.884)	(2.586)	(2.478)	(2.366)	(2.147)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.339)	(2.884)	(2.586)	(2.478)	(2.366)	(2.147)
Net Asset Value, End of Period	$125.96	$107.03	$109.22	$111.20	$101.32	$93.14
Total Return	19.09%	0.75%	0.60%	12.36%	11.45%	12.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,744	$2,646	$1,914	$1,487	$1,153	$668
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.16%	2.65%	2.51%	2.35%	2.48%	2.58%
Portfolio Turnover Rate[2]	2%	24%	17%	16%	22%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Russell 1000 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$209.00	$213.25	$217.14	$197.85	$181.86	$165.50
Investment Operations
Net Investment Income	2.357[1]	5.594[1]	5.294[1]	4.978[1]	4.850[1]	4.359
Net Realized and Unrealized Gain (Loss) on Investments	37.245	(4.226)	(4.087)	19.227	15.821	16.249
Total from Investment Operations	39.602	1.368	1.207	24.205	20.671	20.608
Distributions
Dividends from Net Investment Income	(2.622)	(5.618)	(5.097)	(4.915)	(4.681)	(4.248)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.622)	(5.618)	(5.097)	(4.915)	(4.681)	(4.248)
Net Asset Value, End of Period	$245.98	$209.00	$213.25	$217.14	$197.85	$181.86
Total Return	19.11%	0.81%	0.61%	12.39%	11.49%	12.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,361	$1,207	$1,889	$1,603	$1,541	$1,485
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.19%	2.64%	2.52%	2.39%	2.52%	2.62%
Portfolio Turnover Rate[2]	2%	24%	17%	16%	22%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Russell 1000 Value Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. In March 2021, the board of trustees authorized a two-for-one share split of the fund’s ETF share class, which is expected to occur after the close of trading on April 19, 2021. Each ETF shareholder who owns shares as of the close of trading on that date will receive one additional share for every share held. The share split will have no effect on fund net assets, but it will decrease the net asset value per share. Additionally, the share split will have no effect on total return.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in
26

Russell 1000 Value Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
27

Russell 1000 Value Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
28

Russell 1000 Value Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $180,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
29

Russell 1000 Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,088,366	—	—	5,088,366
Temporary Cash Investments	7,365	—	—	7,365
Total	5,095,731	—	—	5,095,731
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	83	—	—	83
Swap Contracts	—	1	—	1
Total	83	1	—	84
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,227,257
Gross Unrealized Appreciation	1,017,400
Gross Unrealized Depreciation	(149,008)
Net Unrealized Appreciation (Depreciation)	868,392
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $401,214,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $857,706,000 of investment securities and sold $343,226,000 of investment securities, other than temporary cash investments. Purchases and sales include $741,097,000 and $248,623,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
30

Russell 1000 Value Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	826,926	7,200	1,468,858	14,775
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(249,868)	(2,200)	(793,991)	(7,575)
Net Increase (Decrease)—ETF Shares	577,058	5,000	674,867	7,200
Institutional Shares
Issued	142,011	608	342,811	1,698
Issued in Lieu of Cash Distributions	13,022	60	38,347	191
Redeemed	(204,820)	(908)	(963,304)	(4,974)
Net Increase (Decrease)—Institutional Shares	(49,787)	(240)	(582,146)	(3,085)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
31

Russell 1000 Growth Index Fund
Fund Allocation
As of February 28, 2021
Basic Materials	0.4%
Consumer Discretionary	20.0
Consumer Staples	3.4
Energy	0.3
Financials	2.1
Health Care	13.3
Industrials	12.3
Real Estate	1.8
Technology	45.6
Telecommunications	0.8
Utilities	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
32

Russell 1000 Growth Index Fund
Financial Statements (unaudited)
Statement of Net Assets-Investment Summary
As of February 28, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
†Basic Materials			30,501	0.4%
Consumer Discretionary
	Amazon.com Inc. *	201,938	624,580	7.2%
	Tesla Inc. *	360,123	243,263	2.8%
	Netflix Inc. *	202,533	109,135	1.3%
	NIKE Inc. Class B	583,704	78,672	0.9%
	Home Depot Inc.	255,773	66,076	0.8%
	Costco Wholesale Corp.	185,496	61,399	0.7%
	Lowe's Cos. Inc.	359,974	57,506	0.7%
	Booking Holdings Inc. *	19,457	45,306	0.5%
	Starbucks Corp.	321,016	34,679	0.4%
†	Consumer Discretionary—Other *		417,536	4.7%
			1,738,152	20.0%
Consumer Staples
	Procter & Gamble Co.	518,695	64,074	0.7%
	PepsiCo Inc.	484,948	62,650	0.7%
	Coca-Cola Co.	1,080,216	52,920	0.6%
†	Consumer Staples—Other *,1		111,695	1.4%
			291,339	3.4%
†Energy*			23,338	0.3%
†Financials*,1			179,232	2.1%
Health Care
	UnitedHealth Group Inc.	373,905	124,219	1.4%
	AbbVie Inc.	788,542	84,958	1.0%
	Eli Lilly and Co.	401,113	82,184	0.9%
	Merck & Co. Inc.	1,051,104	76,331	0.9%
33

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Amgen Inc.	277,363	62,385	0.7%
	Thermo Fisher Scientific Inc.	110,399	49,688	0.6%
	Intuitive Surgical Inc. *	55,098	40,596	0.5%
	Abbott Laboratories	315,958	37,845	0.4%
	Zoetis Inc.	204,729	31,782	0.4%
	Illumina Inc. *	69,843	30,690	0.4%
†	Health Care—Other *		538,012	6.1%
			1,158,690	13.3%
Industrials
	Visa Inc. Class A	804,084	170,779	2.0%
	Mastercard Inc. Class A	420,145	148,668	1.7%
	PayPal Holdings Inc. *	559,327	145,341	1.7%
	Accenture plc Class A	303,542	76,159	0.9%
	Square Inc. Class A *	175,925	40,468	0.5%
	Lockheed Martin Corp.	117,782	38,898	0.5%
	United Parcel Service Inc. Class B	225,139	35,534	0.4%
	Union Pacific Corp.	164,846	33,952	0.4%
	3M Co.	176,561	30,909	0.4%
†	Industrials—Other *		344,304	3.8%
			1,065,012	12.3%
Real Estate
	American Tower Corp.	210,063	45,401	0.5%
†	Real Estate—Other *		115,067	1.3%
			160,468	1.8%
Technology
	Apple Inc.	7,685,725	931,971	10.7%
	Microsoft Corp.	3,566,326	828,743	9.5%
	Facebook Inc. Class A *	1,143,605	294,616	3.4%
	Alphabet Inc. Class A *	110,952	224,335	2.6%
	Alphabet Inc. Class C *	107,447	218,855	2.5%
	NVIDIA Corp.	281,148	154,232	1.8%
	Adobe Inc. *	229,131	105,325	1.2%
	salesforce.com Inc. *	387,118	83,811	1.0%
	Broadcom Inc.	178,290	83,773	1.0%
	QUALCOMM Inc.	535,984	72,996	0.8%
	Applied Materials Inc.	436,250	51,560	0.6%
	Oracle Corp.	789,723	50,945	0.6%
	ServiceNow Inc. *	92,609	49,403	0.6%
	Intuit Inc.	120,019	46,824	0.5%
	Advanced Micro Devices Inc. *	530,350	44,820	0.5%
	Lam Research Corp.	69,026	39,151	0.5%
	Texas Instruments Inc.	217,567	37,480	0.4%
†	Technology—Other *,1		642,085	7.4%
			3,960,925	45.6%
Telecommunications
	Charter Communications Inc. Class A *	62,241	38,180	0.4%
†	Telecommunications—Other *		32,942	0.4%
			71,122	0.8%
†Utilities			4,348	0.0%
Total Common Stocks (Cost $5,015,651)			8,683,127	100.0%
34

Russell 1000 Growth Index Fund
	Shares	Market Value• ($000)	Percentage of Net Assets
Temporary Cash Investments
Money Market Fund
Vanguard Market Liquidity Fund, 0.099% (Cost $2,922)[2,3]	29,226	2,923	0.0%
Total Investments (Cost $5,018,573)		8,686,050	100.0%
Other Assets and Liabilities—Net		(3,152)	(0.0)%
Net Assets		8,682,898	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,787,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,917,000 was received for securities on loan.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Russell 1000 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,015,651)	8,683,127
Affiliated Issuers (Cost $2,922)	2,923
Total Investments in Securities	8,686,050
Investment in Vanguard	333
Receivables for Investment Securities Sold	1,263
Receivables for Accrued Income	6,105
Receivables for Capital Shares Issued	685
Variation Margin Receivable—Futures Contracts	113
Total Assets	8,694,549
Liabilities
Due to Custodian	4,405
Collateral for Securities on Loan	2,917
Payables for Capital Shares Redeemed	4,009
Payables to Vanguard	320
Total Liabilities	11,651
Net Assets	8,682,898
At February 28, 2021, net assets consisted of:

Paid-in Capital	4,924,788
Total Distributable Earnings (Loss)	3,758,110
Net Assets	8,682,898

ETF Shares—Net Assets
Applicable to 22,101,711 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,438,315
Net Asset Value Per Share—ETF Shares	$246.06

Institutional Shares—Net Assets
Applicable to 6,857,417 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,244,583
Net Asset Value Per Share—Institutional Shares	$473.15

See accompanying Notes, which are an integral part of the Financial Statements.
36

Russell 1000 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	36,534
Interest[1]	3
Securities Lending—Net	89
Total Income	36,626
Expenses
The Vanguard Group—Note B
Investment Advisory Services	641
Management and Administrative—ETF Shares	1,484
Management and Administrative—Institutional Shares	839
Marketing and Distribution—ETF Shares	124
Marketing and Distribution—Institutional Shares	43
Custodian Fees	84
Shareholders’ Reports—ETF Shares	8
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	3,226
Net Investment Income	33,400
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	365,319
Futures Contracts	1,304
Realized Net Gain (Loss)	366,623
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	58,399
Futures Contracts	(112)
Change in Unrealized Appreciation (Depreciation)	58,287
Net Increase (Decrease) in Net Assets Resulting from Operations	458,310
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, $0, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $359,247,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
37

Russell 1000 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	33,400	70,091
Realized Net Gain (Loss)	366,623	565,821
Change in Unrealized Appreciation (Depreciation)	58,287	2,018,419
Net Increase (Decrease) in Net Assets Resulting from Operations	458,310	2,654,331
Distributions
ETF Shares	(20,803)	(38,092)
Institutional Shares	(13,882)	(34,009)
Total Distributions	(34,685)	(72,101)
Capital Share Transactions
ETF Shares	225,729	645,864
Institutional Shares	(459,215)	(683,204)
Net Increase (Decrease) from Capital Share Transactions	(233,486)	(37,340)
Total Increase (Decrease)	190,139	2,544,890
Net Assets
Beginning of Period	8,492,759	5,947,869
End of Period	8,682,898	8,492,759

See accompanying Notes, which are an integral part of the Financial Statements.
38

Russell 1000 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$234.62	$164.56	$159.56	$127.08	$106.90	$98.24
Investment Operations
Net Investment Income	.924[1]	1.900[1]	1.922[1]	1.762[1]	1.684[1]	1.602
Net Realized and Unrealized Gain (Loss) on Investments	11.474	70.098	4.711	32.386	20.177	8.556
Total from Investment Operations	12.398	71.998	6.633	34.148	21.861	10.158
Distributions
Dividends from Net Investment Income	(.958)	(1.938)	(1.633)	(1.668)	(1.681)	(1.498)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.958)	(1.938)	(1.633)	(1.668)	(1.681)	(1.498)
Net Asset Value, End of Period	$246.06	$234.62	$164.56	$159.56	$127.08	$106.90
Total Return	5.30%	44.18%	4.20%	27.09%	20.66%	10.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,438	$4,951	$2,872	$2,083	$1,319	$738
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	0.75%	1.04%	1.25%	1.24%	1.45%	1.60%
Portfolio Turnover Rate[2]	1%	14%	17%	15%	21%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
39

Russell 1000 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$451.15	$316.39	$306.82	$244.34	$205.53	$188.88
Investment Operations
Net Investment Income	1.793[1]	3.695[1]	3.711[1]	3.485[1]	3.291[1]	3.147
Net Realized and Unrealized Gain (Loss) on Investments	22.065	134.792	9.061	62.293	38.832	16.449
Total from Investment Operations	23.858	138.487	12.772	65.778	42.123	19.596
Distributions
Dividends from Net Investment Income	(1.858)	(3.727)	(3.202)	(3.298)	(3.313)	(2.946)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.858)	(3.727)	(3.202)	(3.298)	(3.313)	(2.946)
Net Asset Value, End of Period	$473.15	$451.15	$316.39	$306.82	$244.34	$205.53
Total Return	5.31%	44.24%	4.21%	27.14%	20.72%	10.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,245	$3,542	$3,076	$3,182	$2,476	$1,989
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.76%	1.06%	1.26%	1.28%	1.49%	1.64%
Portfolio Turnover Rate[2]	1%	14%	17%	15%	21%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
40

Russell 1000 Growth Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. In March 2021, the board of trustees authorized a four-for-one share split of the fund’s ETF share class, which is expected to occur after the close of trading on April 19, 2021. Each ETF shareholder who owns shares as of the close of trading on that date will receive three additional shares for every share held. The share split will have no effect on fund net assets, but it will decrease the net asset value per share. Additionally, the share split will have no effect on total return.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in
41

Russell 1000 Growth Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2021.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any
42

Russell 1000 Growth Index Fund
borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $333,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
43

Russell 1000 Growth Index Fund
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2021, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,019,122
Gross Unrealized Appreciation	3,708,555
Gross Unrealized Depreciation	(41,627)
Net Unrealized Appreciation (Depreciation)	3,666,928
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $285,899,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $521,151,000 of investment securities and sold $746,957,000 of investment securities, other than temporary cash investments. Purchases and sales include $394,882,000 and $565,740,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	793,778	3,400	2,042,520	11,050
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(568,049)	(2,400)	(1,396,656)	(7,400)
Net Increase (Decrease)—ETF Shares	225,729	1,000	645,864	3,650
44

Russell 1000 Growth Index Fund
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	230,745	508	490,711	1,343
Issued in Lieu of Cash Distributions	12,234	27	30,560	94
Redeemed	(702,194)	(1,529)	(1,204,475)	(3,309)
Net Increase (Decrease)—Institutional Shares	(459,215)	(994)	(683,204)	(1,872)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
45

The Products are not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes to track general stock market performance or a segment of the same. Russell’s publication of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes are based. Russell’s only relationship to The Vanguard Group, Inc. is the licensing of certain trademarks and trade names of Russell and of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes which are determined, composed and calculated by Russell without regard to The Vanguard Group, Inc. or the Products. Russell is not responsible for and has not reviewed the Products nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell has no obligation or liability in connection with the administration, marketing or trading of the Products.
Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the Russell Indexes or any data included in the Russell Indexes. Russell does not guarantee the accuracy and/or the completeness of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to the use of or results to be obtained by The Vanguard Group, Inc., investors, owners of the Products, or any other person or entity from the use of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q18482 042021

Semiannual Report   |   February 28, 2021
Vanguard Russell 2000 Index Funds
Vanguard Russell 2000 Index Fund
Vanguard Russell 2000 Value Index Fund
Vanguard Russell 2000 Growth Index Fund

Contents
About Your Fund’s Expenses	1
Russell 2000 Index Fund	3
Russell 2000 Value Index Fund	17
Russell 2000 Growth Index Fund	31

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2021
	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return
Russell 2000 Index Fund
ETF Shares	$1,000.00	$1,417.70	$0.60
Institutional Shares	1,000.00	1,417.90	0.48
Russell 2000 Value Index Fund
ETF Shares	$1,000.00	$1,463.80	$0.92
Institutional Shares	1,000.00	1,464.30	0.49
Russell 2000 Growth Index Fund
ETF Shares	$1,000.00	$1,373.90	$0.88
Institutional Shares	1,000.00	1,374.40	0.47
Based on Hypothetical 5% Yearly Return
Russell 2000 Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.40	0.40
Russell 2000 Value Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40
Russell 2000 Growth Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Russell 2000 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the Russell 2000 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the Russell 2000 Growth Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Russell 2000 Index Fund
Fund Allocation
As of February 28, 2021
Basic Materials	3.9%
Consumer Discretionary	16.4
Consumer Staples	3.1
Energy	3.7
Financials	14.8
Health Care	19.7
Industrials	15.2
Real Estate	6.0
Technology	12.1
Telecommunications	1.8
Utilities	3.3
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Russell 2000 Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of February 28, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Basic Materials
	Cleveland-Cliffs Inc.	821,249	10,956	0.2%
†	Basic Materials—Other *,1		183,594	3.7%
			194,550	3.9%
Consumer Discretionary
	Penn National Gaming Inc. *	281,041	32,539	0.7%
	Caesars Entertainment Inc. *	324,807	30,350	0.6%
	Lithia Motors Inc. Class A	46,877	17,530	0.4%
	Deckers Outdoor Corp. *	50,467	16,458	0.3%
	Churchill Downs Inc.	68,547	15,809	0.3%
	RH *	28,462	13,957	0.3%
	SiteOne Landscape Supply Inc. *	79,229	12,559	0.3%
	Digital Turbine Inc. *	151,897	12,542	0.3%
	Marriott Vacations Worldwide Corp.	73,026	12,393	0.3%
	Texas Roadhouse Inc. Class A	118,459	10,766	0.2%
	GameStop Corp. Class A *,1	103,191	10,499	0.2%
	BJ's Wholesale Club Holdings Inc. *	247,008	9,925	0.2%
	YETI Holdings Inc. *	144,263	9,921	0.2%
†	Consumer Discretionary—Other *,1		612,109	12.1%
			817,357	16.4%
Consumer Staples
	Darling Ingredients Inc. *	290,193	18,294	0.4%
	Performance Food Group Co. *	236,305	12,817	0.3%
	Freshpet Inc. *	73,678	11,485	0.2%
	Helen of Troy Ltd. *	45,634	9,893	0.2%
†	Consumer Staples—Other *,1		101,685	2.0%
			154,174	3.1%
4

Russell 2000 Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
Energy
	Plug Power Inc. *	717,565	34,716	0.7%
	Ovintiv Inc. (XNYS)	472,379	10,898	0.2%
†	Energy—Other *,1		137,684	2.8%
			183,298	3.7%
Financials
	Stifel Financial Corp.	180,294	11,012	0.2%
	First Financial Bankshares Inc.	232,485	10,383	0.2%
	South State Corp.	126,225	9,954	0.2%
†	Financials—Other *,1		707,442	14.3%
			738,791	14.9%
Health Care
	Novavax Inc. *	111,147	25,701	0.5%
	Ultragenyx Pharmaceutical Inc. *	112,915	15,982	0.3%
	Natera Inc. *	136,441	15,839	0.3%
	Mirati Therapeutics Inc. *	77,222	15,515	0.3%
	Arrowhead Pharmaceuticals Inc. *	181,052	14,423	0.3%
	Fate Therapeutics Inc. *	135,836	12,187	0.3%
	HealthEquity Inc. *	144,814	11,925	0.3%
	Bridgebio Pharma Inc. *	167,882	11,866	0.3%
	Inspire Medical Systems Inc. *	47,209	10,990	0.2%
	Halozyme Therapeutics Inc. *	239,865	10,854	0.2%
	Nevro Corp. *	61,331	10,131	0.2%
	LHC Group Inc. *	54,694	9,938	0.2%
†	Health Care—Other *,1,2		814,741	16.3%
			980,092	19.7%
Industrials
	Builders FirstSource Inc. *	367,708	15,909	0.3%
	Tetra Tech Inc.	97,176	13,446	0.3%
	TopBuild Corp. *	59,666	11,361	0.2%
	Advanced Drainage Systems Inc.	101,570	11,175	0.2%
†	Industrials—Other *,1,3		705,825	14.2%
			757,716	15.2%
†Other*,2,4			95	0.0%
Real Estate
	Redfin Corp. *	179,838	13,621	0.3%
†	Real Estate—Other *,1		286,894	5.7%
			300,515	6.0%
Technology
	II-VI Inc. *	185,093	15,603	0.3%
	Silicon Laboratories Inc. *	78,160	12,173	0.3%
	Lattice Semiconductor Corp. *	245,262	11,802	0.2%
	Blackline Inc. *	91,912	11,399	0.2%
	Varonis Systems Inc. Class B *	60,402	11,086	0.2%
	Q2 Holdings Inc. *	90,802	11,067	0.2%
	Appian Corp. Class A *	64,176	11,032	0.2%
	Brooks Automation Inc.	131,039	10,897	0.2%
	MicroStrategy Inc. Class A *	13,185	9,894	0.2%
†	Technology—Other *,1		498,194	10.1%
			603,147	12.1%
5

Russell 2000 Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
†Telecommunications*,1			87,614	1.8%
Utilities
	Sunrun Inc. *	271,251	16,975	0.4%
†	Utilities—Other *,1		145,003	2.9%
			161,978	3.3%
Total Common Stocks (Cost $4,196,628)			4,979,327	100.1%
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund, 0.099% (Cost $89,508)[5,6]	895,200	89,520	1.8%
Total Investments (Cost $4,286,136)			5,068,847	101.9%
Other Assets and Liabilities—Net			(93,045)	(1.9)%
Net Assets			4,975,802	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $81,899,000.
2	Certain of the fund’s securities are valued using significant unobservable inputs.
3	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value was $4,672,000, representing 0.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $87,140,000 was received for securities on loan, of which $86,935,000 is held in Vanguard Market Liquidity Fund and $205,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2021	35	3,849	(164)

See accompanying Notes, which are an integral part of the Financial Statements.
6

Russell 2000 Index Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,196,628)	4,979,327
Affiliated Issuers (Cost $89,508)	89,520
Total Investments in Securities	5,068,847
Investment in Vanguard	164
Cash	4,065
Cash Collateral Pledged—Futures Contracts	233
Receivables for Investment Securities Sold	92
Receivables for Accrued Income	3,648
Receivables for Capital Shares Issued	1,798
Total Assets	5,078,847
Liabilities
Payables for Investment Securities Purchased	15,370
Collateral for Securities on Loan	87,140
Payables for Capital Shares Redeemed	311
Payables to Vanguard	223
Variation Margin Payable—Futures Contracts	1
Total Liabilities	103,045
Net Assets	4,975,802
At February 28, 2021, net assets consisted of:

Paid-in Capital	4,121,560
Total Distributable Earnings (Loss)	854,242
Net Assets	4,975,802

ETF Shares—Net Assets
Applicable to 24,250,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,280,384
Net Asset Value Per Share—ETF Shares	$176.51

Institutional Shares—Net Assets
Applicable to 2,059,483 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	695,418
Net Asset Value Per Share—Institutional Shares	$337.67

See accompanying Notes, which are an integral part of the Financial Statements.
7

Russell 2000 Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	16,364
Interest[1]	2
Securities Lending—Net	1,876
Total Income	18,242
Expenses
The Vanguard Group—Note B
Investment Advisory Services	256
Management and Administrative—ETF Shares	815
Management and Administrative—Institutional Shares	143
Marketing and Distribution—ETF Shares	59
Marketing and Distribution—Institutional Shares	10
Custodian Fees	333
Shareholders’ Reports—ETF Shares	10
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	—
Total Expenses	1,628
Net Investment Income	16,614
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	384,677
Futures Contracts	2,548
Realized Net Gain (Loss)	387,225
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	777,421
Futures Contracts	(359)
Change in Unrealized Appreciation (Depreciation)	777,062
Net Increase (Decrease) in Net Assets Resulting from Operations	1,180,901
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, $0, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $399,667,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Russell 2000 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,614	30,392
Realized Net Gain (Loss)	387,225	114,633
Change in Unrealized Appreciation (Depreciation)	777,062	41,369
Net Increase (Decrease) in Net Assets Resulting from Operations	1,180,901	186,394
Distributions
ETF Shares	(18,259)	(21,019)
Institutional Shares	(4,621)	(9,718)
Total Distributions	(22,880)	(30,737)
Capital Share Transactions
ETF Shares	1,550,250	232,606
Institutional Shares	(165,068)	(278,614)
Net Increase (Decrease) from Capital Share Transactions	1,385,182	(46,008)
Total Increase (Decrease)	2,543,203	109,649
Net Assets
Beginning of Period	2,432,599	2,322,950
End of Period	4,975,802	2,432,599

See accompanying Notes, which are an integral part of the Financial Statements.
9

Russell 2000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$125.38	$119.75	$139.11	$112.21	$98.98	$92.71
Investment Operations
Net Investment Income	.722[1]	1.619[1]	1.593[1]	1.554[1]	1.443[1]	1.302
Net Realized and Unrealized Gain (Loss) on Investments	51.415	5.640	(19.408)	26.846	13.255	6.537
Total from Investment Operations	52.137	7.259	(17.815)	28.400	14.698	7.839
Distributions
Dividends from Net Investment Income	(1.007)	(1.629)	(1.545)	(1.500)	(1.468)	(1.569)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.007)	(1.629)	(1.545)	(1.500)	(1.468)	(1.569)
Net Asset Value, End of Period	$176.51	$125.38	$119.75	$139.11	$112.21	$98.98
Total Return	41.77%	6.12%	-12.83%	25.49%	14.94%	8.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,280	$1,802	$1,464	$1,715	$1,083	$698
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.02%	1.37%	1.30%	1.23%	1.34%	1.52%
Portfolio Turnover Rate[2]	5%	19%	16%	19%	23%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Russell 2000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$239.84	$229.03	$266.12	$214.65	$189.31	$177.40
Investment Operations
Net Investment Income	1.494[1]	3.208[1]	3.078[1]	3.129[1]	2.956[1]	2.606
Net Realized and Unrealized Gain (Loss) on Investments	98.271	10.710	(37.106)	51.369	25.315	12.503
Total from Investment Operations	99.765	13.918	(34.028)	54.498	28.271	15.109
Distributions
Dividends from Net Investment Income	(1.935)	(3.108)	(3.062)	(3.028)	(2.931)	(3.199)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.935)	(3.108)	(3.062)	(3.028)	(2.931)	(3.199)
Net Asset Value, End of Period	$337.67	$239.84	$229.03	$266.12	$214.65	$189.31
Total Return	41.79%	6.15%	-12.83%	25.58%	15.03%	8.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$695	$630	$859	$982	$576	$479
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.13%	1.41%	1.32%	1.30%	1.41%	1.59%
Portfolio Turnover Rate[2]	5%	19%	16%	19%	23%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Russell 2000 Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. In March 2021, the board of trustees authorized a two-for-one share split of the fund’s ETF share class, which is expected to occur after the close of trading on April 19, 2021. Each ETF shareholder who owns shares as of the close of trading on that date will receive one additional share for every share held. The share split will have no effect on fund net assets, but it will decrease the net asset value per share. Additionally, the share split will have no effect on total return.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in
12

Russell 2000 Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month
13

Russell 2000 Index Fund
London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $164,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
14

Russell 2000 Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,979,173	78	76	4,979,327
Temporary Cash Investments	89,520	—	—	89,520
Total	5,068,693	78	76	5,068,847
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	164	—	—	164
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,291,665
Gross Unrealized Appreciation	942,783
Gross Unrealized Depreciation	(165,765)
Net Unrealized Appreciation (Depreciation)	777,018
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $316,133,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $2,492,240,000 of investment securities and sold $1,082,447,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,322,294,000 and $875,341,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
15

Russell 2000 Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,427,494	15,125	1,228,574	11,050
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(877,244)	(5,250)	(995,968)	(8,900)
Net Increase (Decrease)—ETF Shares	1,550,250	9,875	232,606	2,150
Institutional Shares
Issued	36,376	120	133,855	621
Issued in Lieu of Cash Distributions	4,442	16	9,407	41
Redeemed	(205,886)	(705)	(421,876)	(1,785)
Net Increase (Decrease)—Institutional Shares	(165,068)	(569)	(278,614)	(1,123)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
16

Russell 2000 Value Index Fund
Fund Allocation
As of February 28, 2021
Basic Materials	5.6%
Consumer Discretionary	17.7
Consumer Staples	3.1
Energy	5.2
Financials	26.0
Health Care	6.3
Industrials	16.2
Real Estate	8.8
Technology	5.8
Telecommunications	1.3
Utilities	4.0
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
17

Russell 2000 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of February 28, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Basic Materials
	Cleveland-Cliffs Inc.	248,927	3,321	0.5%
	Rexnord Corp.	60,827	2,734	0.4%
	Alcoa Corp. *	102,365	2,513	0.3%
	U.S. Steel Corp.	142,805	2,372	0.3%
	Avient Corp.	50,098	2,165	0.3%
†	Basic Materials—Other *,1		28,465	3.8%
			41,570	5.6%
Consumer Discretionary
	Penn National Gaming Inc. *	42,460	4,916	0.7%
	Caesars Entertainment Inc. *	40,697	3,803	0.5%
	Marriott Vacations Worldwide Corp.	19,275	3,271	0.4%
	GameStop Corp. Class A *,1	31,281	3,183	0.4%
	Lithia Motors Inc. Class A	7,265	2,717	0.4%
	Boyd Gaming Corp.	44,464	2,610	0.4%
	Macy's Inc.	170,684	2,596	0.4%
	TEGNA Inc.	120,161	2,191	0.3%
	Goodyear Tire & Rubber Co.	126,653	2,129	0.3%
	American Eagle Outfitters Inc.	82,426	2,118	0.3%
†	Consumer Discretionary—Other *,1		102,561	13.6%
			132,095	17.7%
Consumer Staples
	Darling Ingredients Inc. *	88,015	5,548	0.7%
	Performance Food Group Co. *	71,683	3,888	0.5%
†	Consumer Staples—Other *,1		14,003	1.9%
			23,439	3.1%
Energy
	Ovintiv Inc. (XNYS)	143,394	3,308	0.4%
18

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	ChampionX Corp. *	101,828	2,166	0.3%
†	Energy—Other *,1		33,554	4.5%
			39,028	5.2%
Financials
	Stifel Financial Corp.	54,688	3,340	0.5%
	South State Corp.	38,282	3,019	0.4%
	Valley National Bancorp	217,744	2,667	0.4%
	Glacier Bancorp Inc.	46,906	2,542	0.4%
	United Bankshares Inc.	67,685	2,501	0.3%
	Essent Group Ltd.	60,357	2,488	0.3%
	CIT Group Inc.	53,909	2,445	0.3%
	Blackstone Mortgage Trust Inc. Class A	75,175	2,195	0.3%
	Selective Insurance Group Inc.	32,308	2,191	0.3%
	Radian Group Inc.	104,716	2,136	0.3%
	Texas Capital Bancshares Inc. *	27,640	2,106	0.3%
	Community Bank System Inc.	28,929	2,059	0.3%
†	Financials—Other *,1		164,846	21.9%
			194,535	26.0%
Health Care
	Novavax Inc. *	24,612	5,691	0.8%
	Tenet Healthcare Corp. *	51,427	2,624	0.4%
	Arena Pharmaceuticals Inc. *	29,148	2,342	0.3%
†	Health Care—Other *,1,2		36,142	4.8%
			46,799	6.3%
Industrials
	Chart Industries Inc. *	19,756	2,827	0.4%
	EMCOR Group Inc.	27,220	2,650	0.4%
	MasTec Inc. *	28,901	2,507	0.3%
	Builders FirstSource Inc. *	54,184	2,344	0.3%
	WESCO International Inc. *	26,847	2,155	0.3%
	KBR Inc.	68,229	2,115	0.3%
†	Industrials—Other *,1,3		106,162	14.1%
			120,760	16.1%
†Other*,2,4			27	0.0%
Real Estate
	STAG Industrial Inc.	75,390	2,379	0.3%
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	38,039	2,139	0.3%
	Healthcare Realty Trust Inc.	73,941	2,134	0.3%
†	Real Estate—Other *,1		59,465	7.9%
			66,117	8.8%
Technology
	3D Systems Corp. *	66,209	2,373	0.3%
	Covetrus Inc. *	63,541	2,361	0.3%
	Cerence Inc. *	20,099	2,235	0.3%
†	Technology—Other *		36,199	4.9%
			43,168	5.8%
†Telecommunications*			9,569	1.3%
Utilities
	Brookfield Renewable Corp. Class A [1]	58,958	2,723	0.4%
	PNM Resources Inc.	43,535	2,090	0.3%
19

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Portland General Electric Co.	49,217	2,075	0.3%
	New Jersey Resources Corp.	52,244	2,053	0.3%
†	Utilities—Other *,1		21,379	2.7%
			30,320	4.0%
Total Common Stocks (Cost $542,967)			747,427	99.9%
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund, 0.099% (Cost $11,225)[5,6]	112,264	11,227	1.5%
Total Investments (Cost $554,192)			758,654	101.4%
Other Assets and Liabilities—Net			(10,706)	(1.4)%
Net Assets			747,948	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,338,000.
2	Certain of the fund’s securities are valued using significant unobservable inputs.
3	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value was $1,419,000, representing 0.2% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $11,087,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2021	5	550	(11)

See accompanying Notes, which are an integral part of the Financial Statements.
20

Russell 2000 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $542,967)	747,427
Affiliated Issuers (Cost $11,225)	11,227
Total Investments in Securities	758,654
Investment in Vanguard	25
Cash	3,317
Cash Collateral Pledged—Futures Contracts	36
Receivables for Investment Securities Sold	47
Receivables for Accrued Income	830
Receivables for Capital Shares Issued	6
Total Assets	762,915
Liabilities
Payables for Investment Securities Purchased	3,728
Collateral for Securities on Loan	11,087
Payables for Capital Shares Redeemed	104
Payables to Vanguard	48
Variation Margin Payable—Futures Contracts	—
Total Liabilities	14,967
Net Assets	747,948
At February 28, 2021, net assets consisted of:

Paid-in Capital	616,080
Total Distributable Earnings (Loss)	131,868
Net Assets	747,948

ETF Shares—Net Assets
Applicable to 4,875,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	647,308
Net Asset Value Per Share—ETF Shares	$132.78

Institutional Shares—Net Assets
Applicable to 384,260 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	100,640
Net Asset Value Per Share—Institutional Shares	$261.91

See accompanying Notes, which are an integral part of the Financial Statements.
21

Russell 2000 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	4,089
Interest[1]	—
Securities Lending—Net	197
Total Income	4,286
Expenses
The Vanguard Group—Note B
Investment Advisory Services	41
Management and Administrative—ETF Shares	242
Management and Administrative—Institutional Shares	18
Marketing and Distribution—ETF Shares	10
Marketing and Distribution—Institutional Shares	1
Custodian Fees	54
Shareholders’ Reports—ETF Shares	6
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	372
Net Investment Income	3,914
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	17,595
Futures Contracts	285
Realized Net Gain (Loss)	17,880
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	190,954
Futures Contracts	(31)
Change in Unrealized Appreciation (Depreciation)	190,923
Net Increase (Decrease) in Net Assets Resulting from Operations	212,717
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $20,211,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Russell 2000 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,914	8,106
Realized Net Gain (Loss)	17,880	(52,681)
Change in Unrealized Appreciation (Depreciation)	190,923	29,427
Net Increase (Decrease) in Net Assets Resulting from Operations	212,717	(15,148)
Distributions
ETF Shares	(5,020)	(5,262)
Institutional Shares	(1,029)	(2,732)
Total Distributions	(6,049)	(7,994)
Capital Share Transactions
ETF Shares	170,935	63,025
Institutional Shares	(20,103)	(40,708)
Net Increase (Decrease) from Capital Share Transactions	150,832	22,317
Total Increase (Decrease)	357,500	(825)
Net Assets
Beginning of Period	390,448	391,273
End of Period	747,948	390,448

See accompanying Notes, which are an integral part of the Financial Statements.
23

Russell 2000 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$91.76	$99.51	$119.05	$100.96	$90.64	$81.88
Investment Operations
Net Investment Income	.778[1]	1.868[1]	1.912[1]	1.905[1]	1.736[1]	1.561
Net Realized and Unrealized Gain (Loss) on Investments	41.452	(7.771)	(19.589)	18.070	10.358	9.305
Total from Investment Operations	42.230	(5.903)	(17.677)	19.975	12.094	10.866
Distributions
Dividends from Net Investment Income	(1.210)	(1.847)	(1.863)	(1.885)	(1.774)	(2.106)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.210)	(1.847)	(1.863)	(1.885)	(1.774)	(2.106)
Net Asset Value, End of Period	$132.78	$91.76	$99.51	$119.05	$100.96	$90.64
Total Return	46.38%	-6.05%	-14.93%	19.96%	13.42%	13.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$647	$303	$251	$223	$172	$120
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.59%	1.99%	1.83%	1.73%	1.76%	2.02%
Portfolio Turnover Rate[2]	5%	38%	27%	30%	36%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Russell 2000 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$180.98	$196.24	$234.81	$199.13	$178.76	$161.59
Investment Operations
Net Investment Income	1.706[1]	3.783[1]	3.966[1]	4.029[1]	3.737[1]	3.265
Net Realized and Unrealized Gain (Loss) on Investments	81.652	(15.303)	(38.670)	35.618	20.356	18.355
Total from Investment Operations	83.358	(11.520)	(34.704)	39.647	24.093	21.620
Distributions
Dividends from Net Investment Income	(2.428)	(3.740)	(3.866)	(3.967)	(3.723)	(4.450)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.428)	(3.740)	(3.866)	(3.967)	(3.723)	(4.450)
Net Asset Value, End of Period	$261.91	$180.98	$196.24	$234.81	$199.13	$178.76
Total Return	46.43%	-5.97%	-14.88%	20.10%	13.55%	13.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$101	$88	$140	$151	$146	$129
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.79%	2.04%	1.90%	1.85%	1.88%	2.14%
Portfolio Turnover Rate[2]	5%	38%	27%	30%	36%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Russell 2000 Value Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
26

Russell 2000 Value Index Fund
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
27

Russell 2000 Value Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $25,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
28

Russell 2000 Value Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	747,399	25	3	747,427
Temporary Cash Investments	11,227	—	—	11,227
Total	758,626	25	3	758,654
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	11	—	—	11
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	555,822
Gross Unrealized Appreciation	212,348
Gross Unrealized Depreciation	(9,527)
Net Unrealized Appreciation (Depreciation)	202,821
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $90,291,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $227,144,000 of investment securities and sold $75,688,000 of investment securities, other than temporary cash investments. Purchases and sales include $198,522,000 and $46,146,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
29

Russell 2000 Value Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	217,128	1,975	101,511	1,250
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(46,193)	(400)	(38,486)	(475)
Net Increase (Decrease)—ETF Shares	170,935	1,575	63,025	775
Institutional Shares
Issued	8,640	39	41,919	240
Issued in Lieu of Cash Distributions	1,029	5	2,732	14
Redeemed	(29,772)	(144)	(85,359)	(483)
Net Increase (Decrease)—Institutional Shares	(20,103)	(100)	(40,708)	(229)
G.	Management has determined that no material events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
30

Russell 2000 Growth Index Fund
Fund Allocation
As of February 28, 2021
Basic Materials	2.3%
Consumer Discretionary	15.2
Consumer Staples	3.0
Energy	2.2
Financials	3.9
Health Care	32.8
Industrials	14.3
Real Estate	3.3
Technology	18.3
Telecommunications	2.2
Utilities	2.5
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
31

Russell 2000 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of February 28, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
†Basic Materials*			35,582	2.3%
Consumer Discretionary
	Caesars Entertainment Inc. *	117,933	11,020	0.7%
	Deckers Outdoor Corp. *	31,224	10,182	0.7%
	Penn National Gaming Inc. *	87,268	10,104	0.7%
	Churchill Downs Inc.	42,404	9,780	0.6%
	RH *	17,598	8,630	0.6%
	SiteOne Landscape Supply Inc. *	49,000	7,767	0.5%
	Digital Turbine Inc. *	93,966	7,759	0.5%
	Texas Roadhouse Inc. Class A	73,287	6,660	0.4%
	BJ's Wholesale Club Holdings Inc. *	152,799	6,139	0.4%
	YETI Holdings Inc. *	89,241	6,137	0.4%
	Fox Factory Holding Corp. *	46,152	5,868	0.4%
	Crocs Inc. *	74,485	5,715	0.4%
†	Consumer Discretionary—Other *,1		140,429	8.9%
			236,190	15.2%
Consumer Staples
	Freshpet Inc. *	45,465	7,087	0.5%
	Helen of Troy Ltd. *	28,223	6,119	0.4%
†	Consumer Staples—Other *,1		34,406	2.2%
			47,612	3.1%
Energy
	Plug Power Inc. *	443,850	21,474	1.4%
†	Energy—Other *,1		12,278	0.8%
			33,752	2.2%
32

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
Financials
	First Financial Bankshares Inc.	143,952	6,429	0.4%
†	Financials—Other *		54,016	3.5%
			60,445	3.9%
Health Care
	Ultragenyx Pharmaceutical Inc. *	69,826	9,883	0.6%
	Mirati Therapeutics Inc. *	47,731	9,590	0.6%
	Natera Inc. *	79,248	9,200	0.6%
	Arrowhead Pharmaceuticals Inc. *	111,987	8,921	0.6%
	Fate Therapeutics Inc. *	83,987	7,535	0.5%
	HealthEquity Inc. *	89,547	7,374	0.5%
	Bridgebio Pharma Inc. *,1	103,824	7,338	0.5%
	Inspire Medical Systems Inc. *	29,203	6,798	0.4%
	Halozyme Therapeutics Inc. *	148,355	6,713	0.4%
	Nevro Corp. *	37,931	6,265	0.4%
	LHC Group Inc. *	33,867	6,154	0.4%
	Blueprint Medicines Corp. *	61,742	6,064	0.4%
	Omnicell Inc. *	47,383	6,013	0.4%
	NeoGenomics Inc. *	116,948	5,961	0.4%
†	Health Care—Other *,1,2		407,005	26.2%
			510,814	32.9%
Industrials
	Tetra Tech Inc.	60,141	8,322	0.5%
	TopBuild Corp. *	36,917	7,029	0.5%
	Advanced Drainage Systems Inc.	62,842	6,914	0.5%
	Saia Inc. *	29,318	5,879	0.4%
	Louisiana-Pacific Corp.	122,623	5,838	0.4%
	MAXIMUS Inc.	68,211	5,544	0.4%
†	Industrials—Other *,1		183,020	11.6%
			222,546	14.3%
†Other*,1,2,3			10	0.0%
Real Estate
	Redfin Corp. *	111,274	8,428	0.6%
	EastGroup Properties Inc.	41,452	5,642	0.4%
†	Real Estate—Other *		37,027	2.3%
			51,097	3.3%
Technology
	II-VI Inc. *	100,894	8,505	0.6%
	Silicon Laboratories Inc. *	48,357	7,531	0.5%
	Lattice Semiconductor Corp. *	151,703	7,300	0.5%
	Blackline Inc. *	56,846	7,050	0.5%
	Varonis Systems Inc. Class B *	37,322	6,850	0.4%
	Q2 Holdings Inc. *	56,164	6,845	0.4%
	Appian Corp. Class A *	39,700	6,825	0.4%
	Brooks Automation Inc.	81,046	6,740	0.4%
	Power Integrations Inc.	65,769	5,812	0.4%
	Upwork Inc. *	103,501	5,577	0.4%
	Sailpoint Technologies Holdings Inc. *	98,231	5,538	0.4%
†	Technology—Other *,1		210,469	13.4%
			285,042	18.3%
33

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
†Telecommunications*,1			34,755	2.2%
Utilities
	Sunrun Inc. *	167,805	10,501	0.7%
†	Utilities—Other *,1		27,886	1.8%
			38,387	2.5%
Total Common Stocks (Cost $1,028,438)			1,556,232	100.2%
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund, 0.099% (Cost $40,521)[4,5]	405,243	40,524	2.6%
Total Investments (Cost $1,068,959)			1,596,756	102.8%
Other Assets and Liabilities—Net			(43,167)	(2.8)%
Net Assets			1,553,589	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $36,109,000.
2	Certain of the fund’s securities are valued using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $37,819,000 was received for securities on loan, of which $37,665,000 is held in Vanguard Market Liquidity Fund and $154,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2021	27	2,969	(79)

See accompanying Notes, which are an integral part of the Financial Statements.
34

Russell 2000 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,028,438)	1,556,232
Affiliated Issuers (Cost $40,521)	40,524
Total Investments in Securities	1,596,756
Investment in Vanguard	54
Cash	154
Cash Collateral Pledged—Futures Contracts	185
Receivables for Investment Securities Sold	888
Receivables for Accrued Income	395
Receivables for Capital Shares Issued	17
Total Assets	1,598,449
Liabilities
Due to Custodian	973
Payables for Investment Securities Purchased	5,713
Collateral for Securities on Loan	37,819
Payables for Capital Shares Redeemed	268
Payables to Vanguard	86
Variation Margin Payable—Futures Contracts	1
Total Liabilities	44,860
Net Assets	1,553,589
At February 28, 2021, net assets consisted of:

Paid-in Capital	1,186,958
Total Distributable Earnings (Loss)	366,631
Net Assets	1,553,589

ETF Shares—Net Assets
Applicable to 3,375,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	761,976
Net Asset Value Per Share—ETF Shares	$225.77

Institutional Shares—Net Assets
Applicable to 1,840,489 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	791,613
Net Asset Value Per Share—Institutional Shares	$430.11

See accompanying Notes, which are an integral part of the Financial Statements.
35

Russell 2000 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	2,326
Interest[1]	3
Securities Lending—Net	771
Total Income	3,100
Expenses
The Vanguard Group—Note B
Investment Advisory Services	86
Management and Administrative—ETF Shares	301
Management and Administrative—Institutional Shares	166
Marketing and Distribution—ETF Shares	7
Marketing and Distribution—Institutional Shares	10
Custodian Fees	51
Shareholders’ Reports—ETF Shares	7
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	—
Total Expenses	630
Net Investment Income	2,470
Realized Net Gain (Loss)
Investment Securities Sold[1]	15,533
Futures Contracts	516
Realized Net Gain (Loss)	16,049
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	330,107
Futures Contracts	(77)
Change in Unrealized Appreciation (Depreciation)	330,030
Net Increase (Decrease) in Net Assets Resulting from Operations	348,549
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Russell 2000 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,470	6,415
Realized Net Gain (Loss)	16,049	(588)
Change in Unrealized Appreciation (Depreciation)	330,030	128,519
Net Increase (Decrease) in Net Assets Resulting from Operations	348,549	134,346
Distributions
ETF Shares	(1,373)	(2,623)
Institutional Shares	(2,113)	(4,011)
Total Distributions	(3,486)	(6,634)
Capital Share Transactions
ETF Shares	249,020	19,622
Institutional Shares	89,000	(50,074)
Net Increase (Decrease) from Capital Share Transactions	338,020	(30,452)
Total Increase (Decrease)	683,083	97,260
Net Assets
Beginning of Period	870,506	773,246
End of Period	1,553,589	870,506

See accompanying Notes, which are an integral part of the Financial Statements.
37

Russell 2000 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$164.83	$141.63	$160.12	$123.26	$106.98	$104.34
Investment Operations
Net Investment Income	.372[1]	1.097[1]	.971[1]	.895[1]	.961[1]	.989
Net Realized and Unrealized Gain (Loss) on Investments	61.148	23.237	(18.527)	36.791	16.455	2.721
Total from Investment Operations	61.520	24.334	(17.556)	37.686	17.416	3.710
Distributions
Dividends from Net Investment Income	(.580)	(1.134)	(.934)	(.826)	(1.136)	(1.070)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.580)	(1.134)	(.934)	(.826)	(1.136)	(1.070)
Net Asset Value, End of Period	$225.77	$164.83	$141.63	$160.12	$123.26	$106.98
Total Return	37.39%	17.32%	-10.97%	30.69%	16.39%	3.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$762	$371	$301	$328	$194	$144
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.39%	0.75%	0.68%	0.64%	0.83%	0.99%
Portfolio Turnover Rate[2]	10%	38%	28%	35%	34%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Russell 2000 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$314.01	$269.76	$305.04	$234.80	$203.79	$198.85
Investment Operations
Net Investment Income	.886[1]	2.275[1]	2.021[1]	2.026[1]	2.102[1]	2.121
Net Realized and Unrealized Gain (Loss) on Investments	116.422	44.269	(35.267)	70.080	31.338	5.185
Total from Investment Operations	117.308	46.544	(33.246)	72.106	33.440	7.306
Distributions
Dividends from Net Investment Income	(1.208)	(2.294)	(2.034)	(1.866)	(2.430)	(2.366)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.208)	(2.294)	(2.034)	(1.866)	(2.430)	(2.366)
Net Asset Value, End of Period	$430.11	$314.01	$269.76	$305.04	$234.80	$203.79
Total Return	37.44%	17.42%	-10.91%	30.85%	16.53%	3.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$792	$500	$472	$545	$370	$219
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.48%	0.82%	0.75%	0.76%	0.95%	1.11%
Portfolio Turnover Rate[2]	10%	38%	28%	35%	34%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
39

Russell 2000 Growth Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
40

Russell 2000 Growth Index Fund
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
41

Russell 2000 Growth Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $54,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
42

Russell 2000 Growth Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,556,185	4	43	1,556,232
Temporary Cash Investments	40,524	—	—	40,524
Total	1,596,709	4	43	1,596,756
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	79	—	—	79
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,071,755
Gross Unrealized Appreciation	557,301
Gross Unrealized Depreciation	(32,379)
Net Unrealized Appreciation (Depreciation)	524,922
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $177,332,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $463,869,000 of investment securities and sold $117,508,000 of investment securities, other than temporary cash investments. Purchases and sales include $248,862,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2021, such purchases and sales were $6,351,000 and $13,645,000,
43

Russell 2000 Growth Index Fund
respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	249,020	1,125	172,356	1,175
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(152,734)	(1,050)
Net Increase (Decrease)—ETF Shares	249,020	1,125	19,622	125
Institutional Shares
Issued	155,032	438	152,291	545
Issued in Lieu of Cash Distributions	2,019	6	4,001	15
Redeemed	(68,051)	(195)	(206,366)	(720)
Net Increase (Decrease)—Institutional Shares	89,000	249	(50,074)	(160)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
44

The Products are not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes to track general stock market performance or a segment of the same. Russell’s publication of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes are based. Russell’s only relationship to The Vanguard Group, Inc. is the licensing of certain trademarks and trade names of Russell and of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes which are determined, composed and calculated by Russell without regard to The Vanguard Group, Inc. or the Products. Russell is not responsible for and has not reviewed the Products nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell has no obligation or liability in connection with the administration, marketing or trading of the Products.
Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the Russell Indexes or any data included in the Russell Indexes. Russell does not guarantee the accuracy and/or the completeness of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to the use of or results to be obtained by The Vanguard Group, Inc., investors, owners of the Products, or any other person or entity from the use of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.
45

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q18512 042021

Semiannual Report   |   February 28, 2021
Vanguard Russell 3000 Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements (unaudited)	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2021
Russell 3000 Index Fund	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$1,134.00	$0.53
Institutional Shares	1,000.00	1,134.10	0.42
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.10% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Russell 3000 Index Fund
Fund Allocation
As of February 28, 2021
Basic Materials	2.0%
Consumer Discretionary	16.5
Consumer Staples	4.8
Energy	2.8
Financials	11.2
Health Care	13.2
Industrials	13.9
Oil & Gas	0.0
Real Estate	3.4
Technology	26.2
Telecommunications	3.3
Utilities	2.7
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Russell 3000 Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of February 28, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
†Basic Materials*			39,384	2.0%
Consumer Discretionary
	Amazon.com Inc. *	21,149	65,412	3.4%
	Tesla Inc. *	37,729	25,486	1.3%
	Walt Disney Co.	90,186	17,049	0.9%
	Home Depot Inc.	53,575	13,841	0.7%
	Netflix Inc. *	21,221	11,435	0.6%
	Walmart Inc.	69,392	9,015	0.5%
	NIKE Inc. Class B	61,113	8,237	0.4%
	McDonald's Corp.	37,095	7,647	0.4%
	Costco Wholesale Corp.	21,997	7,281	0.4%
†	Consumer Discretionary—Other *,1		155,721	7.9%
			321,124	16.5%
Consumer Staples
	Procter & Gamble Co.	121,064	14,955	0.8%
	Coca-Cola Co.	192,649	9,438	0.5%
	PepsiCo Inc.	69,032	8,918	0.5%
†	Consumer Staples—Other *		59,956	3.0%
			93,267	4.8%
Energy
	Exxon Mobil Corp.	211,331	11,490	0.6%
	Chevron Corp.	96,121	9,612	0.5%
†	Energy—Other *		33,563	1.7%
			54,665	2.8%
Financials
	Berkshire Hathaway Inc. Class B *	93,627	22,518	1.2%
	JPMorgan Chase & Co.	150,921	22,211	1.2%
4

Russell 3000 Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Bank of America Corp.	385,454	13,379	0.7%
†	Financials—Other *,1		158,627	8.0%
			216,735	11.1%
Health Care
	Johnson & Johnson	131,486	20,835	1.1%
	UnitedHealth Group Inc.	47,096	15,646	0.8%
	Abbott Laboratories	86,189	10,324	0.5%
	AbbVie Inc.	87,949	9,476	0.5%
	Pfizer Inc.	277,496	9,293	0.5%
	Merck & Co. Inc.	125,936	9,145	0.5%
	Thermo Fisher Scientific Inc.	19,696	8,865	0.5%
	Eli Lilly and Co.	42,043	8,614	0.5%
	Medtronic plc	66,934	7,829	0.4%
	Bristol-Myers Squibb Co.	113,135	6,939	0.4%
†	Health Care—Other *,1,2		149,403	7.4%
			256,369	13.1%
Industrials
	Visa Inc. Class A	84,103	17,863	0.9%
	Mastercard Inc. Class A	43,989	15,566	0.8%
	PayPal Holdings Inc. *	58,591	15,225	0.8%
	Accenture plc Class A	31,745	7,965	0.4%
	Honeywell International Inc.	35,098	7,102	0.4%
	Union Pacific Corp.	33,840	6,970	0.4%
†	Industrials—Other *,1,3		199,478	10.2%
			270,169	13.9%
†Oil & Gas*			383	0.0%
†Other*,2			3	0.0%
†Real Estate*			65,861	3.4%
Technology
	Apple Inc.	805,073	97,623	5.0%
	Microsoft Corp.	373,453	86,783	4.5%
	Facebook Inc. Class A *	119,783	30,858	1.6%
	Alphabet Inc. Class A *	14,900	30,126	1.6%
	Alphabet Inc. Class C *	14,575	29,687	1.5%
	NVIDIA Corp.	29,443	16,152	0.8%
	Intel Corp.	204,650	12,439	0.6%
	Adobe Inc. *	23,973	11,020	0.6%
	salesforce.com Inc. *	43,730	9,468	0.5%
	Broadcom Inc.	19,673	9,244	0.5%
	Texas Instruments Inc.	45,656	7,865	0.4%
	QUALCOMM Inc.	56,107	7,641	0.4%
†	Technology—Other *		160,058	8.1%
			508,964	26.1%
Telecommunications
	Comcast Corp. Class A	226,126	11,921	0.6%
	Verizon Communications Inc.	206,139	11,399	0.6%
	AT&T Inc.	355,694	9,920	0.5%
	Cisco Systems Inc.	211,661	9,497	0.5%
†	Telecommunications—Other *		20,837	1.1%
			63,574	3.3%
5

Russell 3000 Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
Utilities
	NextEra Energy Inc.	97,390	7,156	0.4%
†	Utilities—Other *		44,258	2.2%
			51,414	2.6%
Total Common Stocks (Cost $1,319,065)			1,941,912	99.6%
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund, 0.099% (Cost $699)[4,5]	6,990	699	0.0%
Total Investments (Cost $1,319,764)			1,942,611	99.6%
Other Assets and Liabilities—Net			7,816	0.4%
Net Assets			1,950,427	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $639,000.
2	Certain of the fund’s securities are valued using significant unobservable inputs.
3	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value was $119,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $689,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2021	8	880	(39)
E-mini S&P 500 Index	March 2021	41	7,809	(200)
				(239)

See accompanying Notes, which are an integral part of the Financial Statements.
6

Russell 3000 Index Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,319,065)	1,941,912
Affiliated Issuers (Cost $699)	699
Total Investments in Securities	1,942,611
Investment in Vanguard	71
Cash Collateral Pledged—Futures Contracts	503
Receivables for Accrued Income	2,347
Receivables for Capital Shares Issued	13,531
Total Assets	1,959,063
Liabilities
Due to Custodian	7,727
Payables for Investment Securities Purchased	77
Collateral for Securities on Loan	689
Payables for Capital Shares Redeemed	20
Payables to Vanguard	84
Variation Margin Payable—Futures Contracts	39
Total Liabilities	8,636
Net Assets	1,950,427
At February 28, 2021, net assets consisted of:

Paid-in Capital	1,264,530
Total Distributable Earnings (Loss)	685,897
Net Assets	1,950,427

ETF Shares—Net Assets
Applicable to 5,125,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	915,481
Net Asset Value Per Share—ETF Shares	$178.63

Institutional Shares—Net Assets
Applicable to 2,993,310 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,034,946
Net Asset Value Per Share—Institutional Shares	$345.75

See accompanying Notes, which are an integral part of the Financial Statements.
7

Russell 3000 Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	13,509
Interest[1]	3
Securities Lending—Net	53
Total Income	13,565
Expenses
The Vanguard Group—Note B
Investment Advisory Services	136
Management and Administrative—ETF Shares	299
Management and Administrative—Institutional Shares	303
Marketing and Distribution—ETF Shares	19
Marketing and Distribution—Institutional Shares	15
Custodian Fees	28
Shareholders’ Reports—ETF Shares	3
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	803
Net Investment Income	12,762
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	96,214
Futures Contracts	829
Realized Net Gain (Loss)	97,043
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	124,517
Futures Contracts	(479)
Change in Unrealized Appreciation (Depreciation)	124,038
Net Increase (Decrease) in Net Assets Resulting from Operations	233,843
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $99,940,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Russell 3000 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,762	25,428
Realized Net Gain (Loss)	97,043	64,214
Change in Unrealized Appreciation (Depreciation)	124,038	227,652
Net Increase (Decrease) in Net Assets Resulting from Operations	233,843	317,294
Distributions
ETF Shares	(5,816)	(9,023)
Institutional Shares	(7,852)	(16,339)
Total Distributions	(13,668)	(25,362)
Capital Share Transactions
ETF Shares	109,778	134,055
Institutional Shares	(107,774)	(31,309)
Net Increase (Decrease) from Capital Share Transactions	2,004	102,746
Total Increase (Decrease)	222,179	394,678
Net Assets
Beginning of Period	1,728,248	1,333,570
End of Period	1,950,427	1,728,248

See accompanying Notes, which are an integral part of the Financial Statements.
9

Russell 3000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$158.71	$133.26	$133.98	$113.52	$99.77	$91.43
Investment Operations
Net Investment Income	1.149[1]	2.416[1]	2.312[1]	2.099[1]	1.980[1]	1.850
Net Realized and Unrealized Gain (Loss) on Investments	20.005	25.494	(.730)	20.442	13.722	8.248
Total from Investment Operations	21.154	27.910	1.582	22.541	15.702	10.098
Distributions
Dividends from Net Investment Income	(1.234)	(2.460)	(2.302)	(2.081)	(1.952)	(1.758)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.234)	(2.460)	(2.302)	(2.081)	(1.952)	(1.758)
Net Asset Value, End of Period	$178.63	$158.71	$133.26	$133.98	$113.52	$99.77
Total Return	13.40%	21.31%	1.25%	20.07%	15.92%	11.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$915	$710	$463	$412	$343	$282
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.74%	1.79%	1.70%	1.85%	1.98%
Portfolio Turnover Rate[2]	4%	8%	10%	14%	16%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Russell 3000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$307.19	$257.87	$259.33	$219.72	$193.10	$176.98
Investment Operations
Net Investment Income	2.273[1]	4.739[1]	4.499[1]	4.220[1]	3.952[1]	3.689
Net Realized and Unrealized Gain (Loss) on Investments	38.693	49.347	(1.394)	39.578	26.583	15.965
Total from Investment Operations	40.966	54.086	3.105	43.798	30.535	19.654
Distributions
Dividends from Net Investment Income	(2.406)	(4.766)	(4.565)	(4.188)	(3.915)	(3.534)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.406)	(4.766)	(4.565)	(4.188)	(3.915)	(3.534)
Net Asset Value, End of Period	$345.75	$307.19	$257.87	$259.33	$219.72	$193.10
Total Return	13.41%	21.38%	1.27%	20.15%	16.00%	11.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,035	$1,018	$871	$879	$755	$847
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.42%	1.76%	1.81%	1.77%	1.92%	2.05%
Portfolio Turnover Rate[2]	4%	8%	10%	14%	16%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Russell 3000 Index Fund
Notes to Financial Statements
Vanguard Russell 3000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
12

Russell 3000 Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
13

Russell 3000 Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $71,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
14

Russell 3000 Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,941,904	2	6	1,941,912
Temporary Cash Investments	699	—	—	699
Total	1,942,603	2	6	1,942,611
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	239	—	—	239
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,324,468
Gross Unrealized Appreciation	693,514
Gross Unrealized Depreciation	(75,610)
Net Unrealized Appreciation (Depreciation)	617,904
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $37,529,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $250,180,000 of investment securities and sold $251,330,000 of investment securities, other than temporary cash investments. Purchases and sales include $87,616,000 and $184,399,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
15

Russell 3000 Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	294,604	1,725	303,642	2,225
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(184,826)	(1,075)	(169,587)	(1,225)
Net Increase (Decrease)—ETF Shares	109,778	650	134,055	1,000
Institutional Shares
Issued	148,027	447	166,350	666
Issued in Lieu of Cash Distributions	6,879	22	15,624	62
Redeemed	(262,680)	(790)	(213,283)	(790)
Net Increase (Decrease)—Institutional Shares	(107,774)	(321)	(31,309)	(62)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
16

The Products are not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Russell 3000 Index to track general stock market performance or a segment of the same. Russell’s publication of the Russell 3000 Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 3000 Index are based. Russell’s only relationship to The Vanguard Group, Inc. is the licensing of certain trademarks and trade names of Russell and of the Russell 3000 Index which are determined, composed and calculated by Russell without regard to The Vanguard Group, Inc. or the Products. Russell is not responsible for and has not reviewed the Products nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell has no obligation or liability in connection with the administration, marketing or trading of the Products.
Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the Russell Indexes or any data included in the Russell Indexes. Russell does not guarantee the accuracy and/or the completeness of the Russell 3000 Index or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to the use of or results to be obtained by The Vanguard Group, Inc., investors, owners of the Products, or any other person or entity from the use of the Russell 3000 Index or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 3000 Index or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.
17

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All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q18542 042021

Semiannual Report  |  February 28, 2021
Vanguard Sector Bond Index Funds
Vanguard Short-Term Treasury Index Fund
Vanguard Intermediate-Term Treasury Index Fund
Vanguard Long-Term Treasury Index Fund
Vanguard Short-Term Corporate Bond Index Fund
Vanguard Intermediate-Term Corporate Bond Index Fund
Vanguard Long-Term Corporate Bond Index Fund
Vanguard Mortgage-Backed Securities Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2021
	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,000.10	$0.25
AdmiralTM Shares	1,000.00	1,000.20	0.35
Institutional Shares	1,000.00	1,000.20	0.25
Intermediate-Term Treasury Index Fund
ETF Shares	$1,000.00	$978.90	$0.25
Admiral Shares	1,000.00	978.50	0.34
Institutional Shares	1,000.00	978.80	0.25
Long-Term Treasury Index Fund
ETF Shares	$1,000.00	$891.10	$0.23
Admiral Shares	1,000.00	890.90	0.33
Institutional Shares	1,000.00	890.90	0.23
Short-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,007.10	$0.25
Admiral Shares	1,000.00	1,007.00	0.35
Institutional Shares	1,000.00	1,007.20	0.25
Intermediate-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$999.30	$0.25
Admiral Shares	1,000.00	999.10	0.35
Institutional Shares	1,000.00	999.40	0.25
Long-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$987.10	$0.25
Admiral Shares	1,000.00	986.90	0.34
Institutional Shares	1,000.00	987.00	0.25
Mortgage-Backed Securities Index Fund
ETF Shares	$1,000.00	$996.20	$0.25
Admiral Shares	1,000.00	995.90	0.35
Institutional Shares	1,000.00	996.10	0.25
2

Six Months Ended February 28, 2021
	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
Short-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.55	$0.25
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Intermediate-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.55	$0.25
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Long-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.55	$0.25
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Short-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.55	$0.25
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Intermediate-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.55	$0.25
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Long-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.55	$0.25
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Mortgage-Backed Securities Index Fund
ETF Shares	$1,000.00	$1,024.55	$0.25
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Treasury Index Fund, 0.05% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Intermediate-Term Treasury Index Fund, 0.05% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Long-Term Treasury Index Fund, 0.05% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Short-Term Corporate Bond Index Fund, 0.05% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Intermediate-Term Corporate Bond Index Fund, 0.05% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Long-Term Corporate Bond Index Fund, 0.05% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; and for the Mortgage-Backed Securities Index Fund, 0.05% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
3

Short-Term Treasury Index Fund
Distribution by Stated Maturity
As of February 28, 2021
Under 1 Year	1.7%
1 - 2 Years	52.7
2 - 3 Years	42.7
3 - 4 Years	2.9
The table reflects the fund's investments, except for short-term investments.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
4

Short-Term Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.8%)
U.S. Government Securities (99.8%)
United States Treasury Note/Bond	8.000%	11/15/21	21,340	22,500
United States Treasury Note/Bond	1.125%	2/28/22	211,460	213,608
United States Treasury Note/Bond	0.375%	3/31/22	63,125	63,303
United States Treasury Note/Bond	1.750%	3/31/22	32,327	32,898
United States Treasury Note/Bond	2.250%	4/15/22	1,190	1,219
United States Treasury Note/Bond	0.125%	4/30/22	939,335	939,482
United States Treasury Note/Bond	1.750%	4/30/22	2	2
United States Treasury Note/Bond	1.875%	4/30/22	603	615
United States Treasury Note/Bond	1.750%	5/15/22	15	15
United States Treasury Note/Bond	0.125%	5/31/22	175,090	175,145
United States Treasury Note/Bond	1.750%	5/31/22	272,166	277,737
United States Treasury Note/Bond	1.875%	5/31/22	41,315	42,225
United States Treasury Note/Bond	1.750%	6/15/22	229,500	234,377
United States Treasury Note/Bond	0.125%	6/30/22	172,125	172,152
United States Treasury Note/Bond	1.750%	6/30/22	131,619	134,478
United States Treasury Note/Bond	2.125%	6/30/22	38,359	39,378
United States Treasury Note/Bond	1.750%	7/15/22	154,570	158,024
United States Treasury Note/Bond	0.125%	7/31/22	197,775	197,806
United States Treasury Note/Bond	1.875%	7/31/22	190,280	194,978
United States Treasury Note/Bond	2.000%	7/31/22	159,880	164,127
United States Treasury Note/Bond	1.500%	8/15/22	206,795	210,963
United States Treasury Note/Bond	1.625%	8/15/22	124,107	126,822
United States Treasury Note/Bond	7.250%	8/15/22	2,525	2,777
United States Treasury Note/Bond	0.125%	8/31/22	176,495	176,495
United States Treasury Note/Bond	1.625%	8/31/22	207,235	211,865
United States Treasury Note/Bond	1.875%	8/31/22	54,582	56,006
United States Treasury Note/Bond	1.500%	9/15/22	120,354	122,893
United States Treasury Note/Bond	0.125%	9/30/22	170,585	170,585
United States Treasury Note/Bond	1.750%	9/30/22	61,750	63,323
United States Treasury Note/Bond	1.875%	9/30/22	98,732	101,447
United States Treasury Note/Bond	1.375%	10/15/22	216,823	221,193
United States Treasury Note/Bond	0.125%	10/31/22	176,240	176,240
United States Treasury Note/Bond	1.875%	10/31/22	116,669	120,060
United States Treasury Note/Bond	2.000%	10/31/22	57,966	59,768
United States Treasury Note/Bond	1.625%	11/15/22	293,485	300,960
United States Treasury Note/Bond	0.125%	11/30/22	208,960	208,960
United States Treasury Note/Bond	2.000%	11/30/22	257,875	266,256
United States Treasury Note/Bond	1.625%	12/15/22	259,115	266,038
United States Treasury Note/Bond	0.125%	12/31/22	230,910	230,910
5

Short-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.125%	12/31/22	75,640	78,394
	United States Treasury Note/Bond	1.500%	1/15/23	146,770	150,485
	United States Treasury Note/Bond	0.125%	1/31/23	169,185	169,159
	United States Treasury Note/Bond	1.750%	1/31/23	90,910	93,708
	United States Treasury Note/Bond	2.375%	1/31/23	34,680	36,165
	United States Treasury Note/Bond	1.375%	2/15/23	268,835	275,304
	United States Treasury Note/Bond	2.000%	2/15/23	233,370	241,830
[1]	United States Treasury Note/Bond	0.125%	2/28/23	128,165	128,165
	United States Treasury Note/Bond	1.500%	2/28/23	130,902	134,440
	United States Treasury Note/Bond	2.625%	2/28/23	148,900	156,252
	United States Treasury Note/Bond	0.500%	3/15/23	198,895	200,325
	United States Treasury Note/Bond	1.500%	3/31/23	143,760	147,781
	United States Treasury Note/Bond	2.500%	3/31/23	131,300	137,742
	United States Treasury Note/Bond	0.250%	4/15/23	344,820	345,466
	United States Treasury Note/Bond	1.625%	4/30/23	45,230	46,650
	United States Treasury Note/Bond	2.750%	4/30/23	25,400	26,817
	United States Treasury Note/Bond	0.125%	5/15/23	400,250	399,875
	United States Treasury Note/Bond	1.750%	5/15/23	110,030	113,847
	United States Treasury Note/Bond	1.625%	5/31/23	55,495	57,290
	United States Treasury Note/Bond	2.750%	5/31/23	79,015	83,583
	United States Treasury Note/Bond	0.250%	6/15/23	228,300	228,657
	United States Treasury Note/Bond	1.375%	6/30/23	189,340	194,547
	United States Treasury Note/Bond	2.625%	6/30/23	56,910	60,165
	United States Treasury Note/Bond	0.125%	7/15/23	288,455	288,004
	United States Treasury Note/Bond	1.250%	7/31/23	44,747	45,880
	United States Treasury Note/Bond	2.750%	7/31/23	66,037	70,102
	United States Treasury Note/Bond	0.125%	8/15/23	325,835	325,224
	United States Treasury Note/Bond	2.500%	8/15/23	109,850	116,029
	United States Treasury Note/Bond	6.250%	8/15/23	10,525	12,046
	United States Treasury Note/Bond	1.375%	8/31/23	61,390	63,184
	United States Treasury Note/Bond	2.750%	8/31/23	66,499	70,717
	United States Treasury Note/Bond	0.125%	9/15/23	312,445	311,761
	United States Treasury Note/Bond	1.375%	9/30/23	108,600	111,858
	United States Treasury Note/Bond	2.875%	9/30/23	72,400	77,355
	United States Treasury Note/Bond	0.125%	10/15/23	247,255	246,637
	United States Treasury Note/Bond	1.625%	10/31/23	59,095	61,293
	United States Treasury Note/Bond	2.875%	10/31/23	148,270	158,695
	United States Treasury Note/Bond	0.250%	11/15/23	349,585	349,694
	United States Treasury Note/Bond	2.750%	11/15/23	108,400	115,751
	United States Treasury Note/Bond	2.125%	11/30/23	69,995	73,615
	United States Treasury Note/Bond	2.875%	11/30/23	75,665	81,127
	United States Treasury Note/Bond	0.125%	12/15/23	269,630	268,703
	United States Treasury Note/Bond	2.250%	12/31/23	46,434	49,046
	United States Treasury Note/Bond	2.625%	12/31/23	78,245	83,478
	United States Treasury Note/Bond	0.125%	1/15/24	265,925	264,886
	United States Treasury Note/Bond	2.250%	1/31/24	88,788	93,893
	United States Treasury Note/Bond	2.500%	1/31/24	91,190	97,089
	United States Treasury Note/Bond	0.125%	2/15/24	352,530	350,988
	United States Treasury Note/Bond	2.750%	2/15/24	138,280	148,348
	United States Treasury Note/Bond	2.125%	2/29/24	50,494	53,255
	United States Treasury Note/Bond	2.375%	2/29/24	74,195	78,809
	United States Treasury Note/Bond	2.125%	3/31/24	100,000	105,562
	United States Treasury Note/Bond	2.000%	4/30/24	55,170	58,084
	United States Treasury Note/Bond	2.250%	4/30/24	98,636	104,600
6

Short-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.500%	5/15/24	9,085	9,719
Total U.S. Government and Agency Obligations (Cost $13,947,888)					14,009,709
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2]	Vanguard Market Liquidity Fund (Cost $42,728)	0.099%		427,280	42,728
Total Investments (100.1%) (Cost $13,990,616)					14,052,437
Other Assets and Liabilities—Net (-0.1%)					(12,924)
Net Assets (100%)					14,039,513
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2021.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $13,947,888)	14,009,709
Affiliated Issuers (Cost $42,728)	42,728
Total Investments in Securities	14,052,437
Investment in Vanguard	537
Receivables for Investment Securities Sold	730,571
Receivables for Accrued Income	41,009
Receivables for Capital Shares Issued	2,947
Total Assets	14,827,501
Liabilities
Payables for Investment Securities Purchased	780,705
Payables for Capital Shares Redeemed	6,698
Payables for Distributions	236
Payables to Vanguard	349
Total Liabilities	787,988
Net Assets	14,039,513
At February 28, 2021, net assets consisted of:

Paid-in Capital	13,936,637
Total Distributable Earnings (Loss)	102,876
Net Assets	14,039,513

ETF Shares—Net Assets
Applicable to 164,029,732 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,096,715
Net Asset Value Per Share—ETF Shares	$61.55

Admiral Shares—Net Assets
Applicable to 127,375,209 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,614,809
Net Asset Value Per Share—Admiral Shares	$20.53

Institutional Shares—Net Assets
Applicable to 51,492,882 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,327,989
Net Asset Value Per Share—Institutional Shares	$25.79
See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Interest[1]	43,921
Total Income	43,921
Expenses
The Vanguard Group—Note B
Investment Advisory Services	152
Management and Administrative—ETF Shares	1,980
Management and Administrative—Admiral Shares	817
Management and Administrative—Institutional Shares	250
Marketing and Distribution—ETF Shares	238
Marketing and Distribution—Admiral Shares	74
Marketing and Distribution—Institutional Shares	20
Custodian Fees	11
Shareholders’ Reports—ETF Shares	49
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Institutional Shares	7
Trustees’ Fees and Expenses	2
Total Expenses	3,606
Net Investment Income	40,315
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	54,204
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(92,455)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,064
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,000, $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $8,456,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Short-Term Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	40,315	157,906
Realized Net Gain (Loss)	54,204	116,819
Change in Unrealized Appreciation (Depreciation)	(92,455)	45,925
Net Increase (Decrease) in Net Assets Resulting from Operations	2,064	320,650
Distributions
ETF Shares	(89,231)	(112,729)
Admiral Shares	(23,816)	(31,855)
Institutional Shares	(10,278)	(16,661)
Total Distributions	(123,325)	(161,245)
Capital Share Transactions
ETF Shares	1,044,789	3,696,728
Admiral Shares	(109,175)	1,119,921
Institutional Shares	233,619	111,617
Net Increase (Decrease) from Capital Share Transactions	1,169,233	4,928,266
Total Increase (Decrease)	1,047,972	5,087,671
Net Assets
Beginning of Period	12,991,541	7,903,870
End of Period	14,039,513	12,991,541
See accompanying Notes, which are an integral part of the Financial Statements.
10

Short-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$62.13	$61.12	$59.89	$60.86	$61.14	$61.03
Investment Operations
Net Investment Income	.186[1]	.956[1]	1.430[1]	.965[1]	.614[1]	.478
Net Realized and Unrealized Gain (Loss) on Investments	(.182)	1.115	1.165	(1.062)	(.311)	.118
Total from Investment Operations	.004	2.071	2.595	(.097)	.303	.596
Distributions
Dividends from Net Investment Income	(.211)	(1.061)	(1.365)	(.873)	(.573)	(.462)
Distributions from Realized Capital Gains	(.373)	—	—	—	(.010)	(.024)
Total Distributions	(.584)	(1.061)	(1.365)	(.873)	(.583)	(.486)
Net Asset Value, End of Period	$61.55	$62.13	$61.12	$59.89	$60.86	$61.14
Total Return	0.01%	3.43%	4.39%	-0.15%	0.50%	0.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,097	$9,140	$5,334	$3,080	$1,832	$908
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.61%	1.55%	2.37%	1.61%	1.01%	0.80%
Portfolio Turnover Rate[2]	31%	67%	55%	67%	60%	73%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Short-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$20.71	$20.35	$19.95	$20.29	$20.38	$20.35
Investment Operations
Net Investment Income	.061[1]	.312[1]	.472[1]	.324[1]	.202[1]	.158
Net Realized and Unrealized Gain (Loss) on Investments	(.057)	.375	.384	(.358)	(.096)	.040
Total from Investment Operations	.004	.687	.856	(.034)	.106	.198
Distributions
Dividends from Net Investment Income	(.060)	(.327)	(.456)	(.306)	(.193)	(.160)
Distributions from Realized Capital Gains	(.124)	—	—	—	(.003)	(.008)
Total Distributions	(.184)	(.327)	(.456)	(.306)	(.196)	(.168)
Net Asset Value, End of Period	$20.53	$20.71	$20.35	$19.95	$20.29	$20.38
Total Return[2]	0.02%	3.41%	4.34%	-0.16%	0.53%	0.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,615	$2,748	$1,596	$929	$507	$364
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.59%	1.52%	2.35%	1.61%	1.01%	0.80%
Portfolio Turnover Rate[3]	31%	67%	55%	67%	60%	73%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Short-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$26.02	$25.57	$25.06	$25.49	$25.60	$25.57
Investment Operations
Net Investment Income	.077[1]	.421[1]	.598[1]	.425[1]	.260[1]	.207
Net Realized and Unrealized Gain (Loss) on Investments	(.073)	.445	.490	(.467)	(.117)	.042
Total from Investment Operations	.004	.866	1.088	(.042)	.143	.249
Distributions
Dividends from Net Investment Income	(.078)	(.416)	(.578)	(.388)	(.249)	(.209)
Distributions from Realized Capital Gains	(.156)	—	—	—	(.004)	(.010)
Total Distributions	(.234)	(.416)	(.578)	(.388)	(.253)	(.219)
Net Asset Value, End of Period	$25.79	$26.02	$25.57	$25.06	$25.49	$25.60
Total Return	0.02%	3.42%	4.40%	-0.16%	0.56%	0.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,328	$1,104	$974	$508	$208	$92
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	0.60%	1.63%	2.37%	1.63%	1.03%	0.82%
Portfolio Turnover Rate[2]	31%	67%	55%	67%	60%	73%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Short-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Short-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
14

Short-Term Treasury Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are based on the average cost of the securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $537,000, representing less than 0.01% of the fund’s net assets and 0.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
15

Short-Term Treasury Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	14,009,709	—	14,009,709
Temporary Cash Investments	42,728	—	—	42,728
Total	42,728	14,009,709	—	14,052,437
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	13,990,859
Gross Unrealized Appreciation	68,565
Gross Unrealized Depreciation	(6,987)
Net Unrealized Appreciation (Depreciation)	61,578
E.	During the six months ended February 28, 2021, the fund purchased $6,077,864,000 of investment securities and sold $4,934,992,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,837,266,000 and $805,805,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2021, such purchases and sales were $1,437,864,000 and $0, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
16

Short-Term Treasury Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,861,016	30,117	4,979,354	80,688
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(816,227)	(13,200)	(1,282,626)	(20,850)
Net Increase (Decrease)—ETF Shares	1,044,789	16,917	3,696,728	59,838
Admiral Shares
Issued	582,343	28,227	2,327,381	112,804
Issued in Lieu of Cash Distributions	19,418	944	24,666	1,202
Redeemed	(710,936)	(34,459)	(1,232,126)	(59,776)
Net Increase (Decrease)—Admiral Shares	(109,175)	(5,288)	1,119,921	54,230
Institutional Shares
Issued	410,315	15,851	587,617	22,789
Issued in Lieu of Cash Distributions	8,792	340	14,867	578
Redeemed	(185,488)	(7,147)	(490,867)	(19,004)
Net Increase (Decrease)—Institutional Shares	233,619	9,044	111,617	4,363
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
17

Intermediate-Term Treasury Index Fund
Distribution by Stated Maturity
As of February 28, 2021
0 - 2 Years	0.0%
2 - 4 Years	21.0
4 - 6 Years	40.4
6 - 8 Years	25.2
8 - 10 Years	13.4
The table reflects the fund's investments, except for short-term investments.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
18

Intermediate-Term Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
United States Treasury Note/Bond	2.125%	3/31/24	105,453	111,319
United States Treasury Note/Bond	2.500%	5/15/24	185,437	198,389
United States Treasury Note/Bond	2.000%	5/31/24	169,285	178,331
United States Treasury Note/Bond	1.750%	6/30/24	98,185	102,695
United States Treasury Note/Bond	2.000%	6/30/24	47,347	49,921
United States Treasury Note/Bond	1.750%	7/31/24	123,335	129,078
United States Treasury Note/Bond	2.125%	7/31/24	63,748	67,533
United States Treasury Note/Bond	2.375%	8/15/24	145,672	155,641
United States Treasury Note/Bond	1.250%	8/31/24	105,340	108,434
United States Treasury Note/Bond	1.875%	8/31/24	82,905	87,154
United States Treasury Note/Bond	1.500%	9/30/24	108,144	112,301
United States Treasury Note/Bond	2.125%	9/30/24	49,501	52,517
United States Treasury Note/Bond	1.500%	10/31/24	137,041	142,308
United States Treasury Note/Bond	2.250%	10/31/24	54,050	57,648
United States Treasury Note/Bond	2.250%	11/15/24	169,221	180,458
United States Treasury Note/Bond	7.500%	11/15/24	6,573	8,267
United States Treasury Note/Bond	1.500%	11/30/24	92,760	96,340
United States Treasury Note/Bond	2.125%	11/30/24	76,230	80,971
United States Treasury Note/Bond	1.750%	12/31/24	80,580	84,470
United States Treasury Note/Bond	2.250%	12/31/24	76,990	82,211
United States Treasury Note/Bond	1.375%	1/31/25	106,985	110,629
United States Treasury Note/Bond	2.500%	1/31/25	37,185	40,090
United States Treasury Note/Bond	2.000%	2/15/25	136,463	144,502
United States Treasury Note/Bond	7.625%	2/15/25	3,300	4,207
United States Treasury Note/Bond	1.125%	2/28/25	112,685	115,414
United States Treasury Note/Bond	2.750%	2/28/25	76,658	83,485
United States Treasury Note/Bond	0.500%	3/31/25	96,300	96,180
United States Treasury Note/Bond	2.625%	3/31/25	60,157	65,252
United States Treasury Note/Bond	0.375%	4/30/25	178,080	176,772
United States Treasury Note/Bond	2.875%	4/30/25	24,274	26,610
United States Treasury Note/Bond	2.125%	5/15/25	156,255	166,534
United States Treasury Note/Bond	0.250%	5/31/25	159,845	157,672
United States Treasury Note/Bond	2.875%	5/31/25	56,680	62,189
United States Treasury Note/Bond	0.250%	6/30/25	146,125	144,002
United States Treasury Note/Bond	2.750%	6/30/25	54,225	59,258
United States Treasury Note/Bond	0.250%	7/31/25	83,100	81,815
United States Treasury Note/Bond	2.875%	7/31/25	153,355	168,595
United States Treasury Note/Bond	2.000%	8/15/25	91,425	97,053
United States Treasury Note/Bond	6.875%	8/15/25	23,898	30,343
19

Intermediate-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	0.250%	8/31/25	156,575	153,957
	United States Treasury Note/Bond	2.750%	8/31/25	69,445	76,010
	United States Treasury Note/Bond	0.250%	9/30/25	82,910	81,446
	United States Treasury Note/Bond	3.000%	9/30/25	59,245	65,577
	United States Treasury Note/Bond	0.250%	10/31/25	59,340	58,237
	United States Treasury Note/Bond	3.000%	10/31/25	72,700	80,561
	United States Treasury Note/Bond	2.250%	11/15/25	171,380	184,019
	United States Treasury Note/Bond	0.375%	11/30/25	150,255	148,142
	United States Treasury Note/Bond	2.875%	11/30/25	72,145	79,596
	United States Treasury Note/Bond	0.375%	12/31/25	44,535	43,860
	United States Treasury Note/Bond	2.625%	12/31/25	59,920	65,453
	United States Treasury Note/Bond	0.375%	1/31/26	40,205	39,558
	United States Treasury Note/Bond	2.625%	1/31/26	77,330	84,531
	United States Treasury Note/Bond	1.625%	2/15/26	199,055	207,950
[1]	United States Treasury Note/Bond	0.500%	2/28/26	116,845	115,275
	United States Treasury Note/Bond	2.500%	2/28/26	425	462
	United States Treasury Note/Bond	2.250%	3/31/26	89,195	95,940
	United States Treasury Note/Bond	2.375%	4/30/26	76,425	82,706
	United States Treasury Note/Bond	1.625%	5/15/26	169,430	176,843
	United States Treasury Note/Bond	2.125%	5/31/26	54,973	58,804
	United States Treasury Note/Bond	1.875%	6/30/26	66,300	70,060
	United States Treasury Note/Bond	1.875%	7/31/26	105,570	111,541
	United States Treasury Note/Bond	1.500%	8/15/26	196,842	203,947
	United States Treasury Note/Bond	6.750%	8/15/26	5,954	7,813
	United States Treasury Note/Bond	1.375%	8/31/26	21,910	22,550
	United States Treasury Note/Bond	1.625%	9/30/26	62,249	64,895
	United States Treasury Note/Bond	1.625%	10/31/26	120,530	125,577
	United States Treasury Note/Bond	2.000%	11/15/26	155,280	165,034
	United States Treasury Note/Bond	6.500%	11/15/26	8,000	10,460
	United States Treasury Note/Bond	1.625%	11/30/26	69,290	72,170
	United States Treasury Note/Bond	1.750%	12/31/26	45,660	47,879
	United States Treasury Note/Bond	1.500%	1/31/27	74,515	77,030
	United States Treasury Note/Bond	2.250%	2/15/27	172,679	186,035
	United States Treasury Note/Bond	6.625%	2/15/27	3,015	4,010
	United States Treasury Note/Bond	1.125%	2/28/27	69,329	70,120
	United States Treasury Note/Bond	0.625%	3/31/27	86,900	85,216
	United States Treasury Note/Bond	0.500%	4/30/27	100,935	98,096
	United States Treasury Note/Bond	2.375%	5/15/27	163,385	177,324
	United States Treasury Note/Bond	0.500%	5/31/27	103,895	100,843
	United States Treasury Note/Bond	0.500%	6/30/27	100,435	97,359
	United States Treasury Note/Bond	0.375%	7/31/27	124,375	119,400
	United States Treasury Note/Bond	2.250%	8/15/27	172,170	185,513
	United States Treasury Note/Bond	6.375%	8/15/27	3,000	4,008
	United States Treasury Note/Bond	0.500%	8/31/27	128,700	124,336
	United States Treasury Note/Bond	0.375%	9/30/27	135,340	129,503
	United States Treasury Note/Bond	0.500%	10/31/27	96,855	93,344
	United States Treasury Note/Bond	2.250%	11/15/27	160,910	173,305
	United States Treasury Note/Bond	6.125%	11/15/27	11,800	15,672
	United States Treasury Note/Bond	0.625%	11/30/27	134,275	130,310
	United States Treasury Note/Bond	0.625%	12/31/27	83,570	81,011
	United States Treasury Note/Bond	0.750%	1/31/28	109,490	106,924
	United States Treasury Note/Bond	2.750%	2/15/28	115,665	128,497
[1]	United States Treasury Note/Bond	1.125%	2/29/28	117,465	117,080
	United States Treasury Note/Bond	2.875%	5/15/28	117,957	132,259
	United States Treasury Note/Bond	2.875%	8/15/28	165,258	185,580
20

Intermediate-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	5.500%	8/15/28	52,837	69,175
	United States Treasury Note/Bond	3.125%	11/15/28	166,843	190,592
	United States Treasury Note/Bond	5.250%	11/15/28	27,450	35,625
	United States Treasury Note/Bond	2.625%	2/15/29	162,335	179,710
	United States Treasury Note/Bond	5.250%	2/15/29	33,007	43,069
	United States Treasury Note/Bond	2.375%	5/15/29	177,494	193,191
	United States Treasury Note/Bond	1.625%	8/15/29	145,193	149,435
	United States Treasury Note/Bond	6.125%	8/15/29	17,520	24,416
	United States Treasury Note/Bond	1.750%	11/15/29	147,460	153,220
	United States Treasury Note/Bond	1.500%	2/15/30	184,504	187,444
	United States Treasury Note/Bond	0.625%	5/15/30	240,810	225,759
	United States Treasury Note/Bond	6.250%	5/15/30	5,000	7,156
	United States Treasury Note/Bond	0.625%	8/15/30	253,590	236,909
	United States Treasury Note/Bond	0.875%	11/15/30	246,540	235,253
	United States Treasury Note/Bond	1.125%	2/15/31	112,575	109,796
Total U.S. Government and Agency Obligations (Cost $11,204,820)					11,380,966
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2]	Vanguard Market Liquidity Fund (Cost $34,992)	0.099%		349,926	34,992
Total Investments (99.9%) (Cost $11,239,812)					11,415,958
Other Assets and Liabilities—Net (0.1%)					7,021
Net Assets (100%)					11,422,979
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2021.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Intermediate-Term Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $11,204,820)	11,380,966
Affiliated Issuers (Cost $34,992)	34,992
Total Investments in Securities	11,415,958
Investment in Vanguard	436
Cash	3
Receivables for Investment Securities Sold	301,709
Receivables for Accrued Income	40,910
Receivables for Capital Shares Issued	22,163
Total Assets	11,781,179
Liabilities
Payables for Investment Securities Purchased	351,120
Payables for Capital Shares Redeemed	6,282
Payables for Distributions	506
Payables to Vanguard	292
Total Liabilities	358,200
Net Assets	11,422,979
At February 28, 2021, net assets consisted of:

Paid-in Capital	11,165,042
Total Distributable Earnings (Loss)	257,937
Net Assets	11,422,979

ETF Shares—Net Assets
Applicable to 104,745,293 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,129,141
Net Asset Value Per Share—ETF Shares	$68.06

Admiral Shares—Net Assets
Applicable to 115,746,909 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,659,167
Net Asset Value Per Share—Admiral Shares	$22.97

Institutional Shares—Net Assets
Applicable to 57,335,950 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,634,671
Net Asset Value Per Share—Institutional Shares	$28.51
See accompanying Notes, which are an integral part of the Financial Statements.
22

Intermediate-Term Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Interest[1]	70,556
Total Income	70,556
Expenses
The Vanguard Group—Note B
Investment Advisory Services	126
Management and Administrative—ETF Shares	1,418
Management and Administrative—Admiral Shares	834
Management and Administrative—Institutional Shares	360
Marketing and Distribution—ETF Shares	168
Marketing and Distribution—Admiral Shares	76
Marketing and Distribution—Institutional Shares	28
Custodian Fees	11
Shareholders’ Reports—ETF Shares	21
Shareholders’ Reports—Admiral Shares	8
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	3,052
Net Investment Income	67,504
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	97,032
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(407,350)
Net Increase (Decrease) in Net Assets Resulting from Operations	(242,814)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,000, $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $36,314,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
23

Intermediate-Term Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	67,504	160,120
Realized Net Gain (Loss)	97,032	166,294
Change in Unrealized Appreciation (Depreciation)	(407,350)	244,806
Net Increase (Decrease) in Net Assets Resulting from Operations	(242,814)	571,220
Distributions
ETF Shares	(90,496)	(96,073)
Admiral Shares	(35,307)	(39,783)
Institutional Shares	(21,817)	(24,641)
Total Distributions	(147,620)	(160,497)
Capital Share Transactions
ETF Shares	822,495	1,955,597
Admiral Shares	12,888	750,787
Institutional Shares	133,074	305,818
Net Increase (Decrease) from Capital Share Transactions	968,457	3,012,202
Total Increase (Decrease)	578,023	3,422,925
Net Assets
Beginning of Period	10,844,956	7,422,031
End of Period	11,422,979	10,844,956
See accompanying Notes, which are an integral part of the Financial Statements.
24

Intermediate-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$70.46	$67.26	$62.67	$65.29	$66.54	$64.80
Investment Operations
Net Investment Income	.420[1]	1.239[1]	1.515[1]	1.250[1]	1.043[1]	1.035
Net Realized and Unrealized Gain (Loss) on Investments	(1.893)	3.248	4.552	(2.691)	(1.201)	1.770
Total from Investment Operations	(1.473)	4.487	6.067	(1.441)	(.158)	2.805
Distributions
Dividends from Net Investment Income	(.440)	(1.287)	(1.477)	(1.179)	(1.011)	(1.038)
Distributions from Realized Capital Gains	(.487)	—	—	—	(.081)	(.027)
Total Distributions	(.927)	(1.287)	(1.477)	(1.179)	(1.092)	(1.065)
Net Asset Value, End of Period	$68.06	$70.46	$67.26	$62.67	$65.29	$66.54
Total Return	-2.11%	6.76%	9.84%	-2.21%	-0.21%	4.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,129	$6,547	$4,353	$2,680	$1,329	$908
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.80%	2.36%	1.97%	1.61%	1.61%
Portfolio Turnover Rate[2]	16%	28%	29%	31%	32%	37%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
25

Intermediate-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$23.78	$22.68	$21.13	$22.03	$22.45	$21.86
Investment Operations
Net Investment Income	.140[1]	.416[1]	.507[1]	.418[1]	.351[1]	.349
Net Realized and Unrealized Gain (Loss) on Investments	(.646)	1.101	1.540	(.911)	(.400)	.601
Total from Investment Operations	(.506)	1.517	2.047	(.493)	(.049)	.950
Distributions
Dividends from Net Investment Income	(.139)	(.417)	(.497)	(.407)	(.344)	(.351)
Distributions from Realized Capital Gains	(.165)	—	—	—	(.027)	(.009)
Total Distributions	(.304)	(.417)	(.497)	(.407)	(.371)	(.360)
Net Asset Value, End of Period	$22.97	$23.78	$22.68	$21.13	$22.03	$22.45
Total Return[2]	-2.15%	6.76%	9.83%	-2.24%	-0.19%	4.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,659	$2,740	$1,887	$1,104	$874	$710
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.79%	2.34%	1.97%	1.61%	1.61%
Portfolio Turnover Rate[3]	16%	28%	29%	31%	32%	37%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Intermediate-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$29.51	$28.15	$26.23	$27.33	$27.86	$27.12
Investment Operations
Net Investment Income	.176[1]	.527[1]	.634[1]	.524[1]	.441[1]	.437
Net Realized and Unrealized Gain (Loss) on Investments	(.797)	1.355	1.908	(1.114)	(.507)	.752
Total from Investment Operations	(.621)	1.882	2.542	(.590)	(.066)	1.189
Distributions
Dividends from Net Investment Income	(.175)	(.522)	(.622)	(.510)	(.430)	(.438)
Distributions from Realized Capital Gains	(.204)	—	—	—	(.034)	(.011)
Total Distributions	(.379)	(.522)	(.622)	(.510)	(.464)	(.449)
Net Asset Value, End of Period	$28.51	$29.51	$28.15	$26.23	$27.33	$27.86
Total Return	-2.12%	6.76%	9.83%	-2.16%	-0.21%	4.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,635	$1,558	$1,183	$390	$336	$272
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.83%	2.36%	1.99%	1.63%	1.63%
Portfolio Turnover Rate[2]	16%	28%	29%	31%	32%	37%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
27

Intermediate-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
28

Intermediate-Term Treasury Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $436,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
29

Intermediate-Term Treasury Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	11,380,966	—	11,380,966
Temporary Cash Investments	34,992	—	—	34,992
Total	34,992	11,380,966	—	11,415,958
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,242,268
Gross Unrealized Appreciation	312,871
Gross Unrealized Depreciation	(139,181)
Net Unrealized Appreciation (Depreciation)	173,690
E.	During the six months ended February 28, 2021, the fund purchased $3,168,975,000 of investment securities and sold $2,252,469,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,319,161,000 and $509,479,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2021, such purchases and sales were $0 and $1,437,864,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
30

Intermediate-Term Treasury Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,336,841	19,203	3,000,182	43,309
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(514,346)	(7,375)	(1,044,585)	(15,100)
Net Increase (Decrease)—ETF Shares	822,495	11,828	1,955,597	28,209
Admiral Shares
Issued	654,447	27,795	1,763,881	75,468
Issued in Lieu of Cash Distributions	30,436	1,298	33,570	1,450
Redeemed	(671,995)	(28,583)	(1,046,664)	(44,861)
Net Increase (Decrease)—Admiral Shares	12,888	510	750,787	32,057
Institutional Shares
Issued	298,442	10,196	637,472	22,246
Issued in Lieu of Cash Distributions	19,323	664	20,929	729
Redeemed	(184,691)	(6,341)	(352,583)	(12,178)
Net Increase (Decrease)—Institutional Shares	133,074	4,519	305,818	10,797
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
31

Long-Term Treasury Index Fund
Fund Allocation
As of February 28, 2021
5 - 10 Years	0.2%
10 - 15 Years	1.0
15 - 20 Years	19.7
20 - 25 Years	30.1
Over 25 Years	49.0
The table reflects the fund's investments, except for short-term investments.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
32

Long-Term Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
	United States Treasury Note/Bond	6.250%	5/15/30	6,047	8,656
	United States Treasury Note/Bond	4.500%	2/15/36	40,807	56,065
	United States Treasury Note/Bond	4.750%	2/15/37	14,755	20,975
	United States Treasury Note/Bond	5.000%	5/15/37	9,410	13,744
	United States Treasury Note/Bond	4.375%	2/15/38	13,820	19,059
	United States Treasury Note/Bond	4.500%	5/15/38	18,481	25,850
	United States Treasury Note/Bond	3.500%	2/15/39	45,415	56,840
	United States Treasury Note/Bond	4.250%	5/15/39	26,937	36,912
	United States Treasury Note/Bond	4.500%	8/15/39	27,009	38,120
	United States Treasury Note/Bond	4.375%	11/15/39	47,004	65,475
	United States Treasury Note/Bond	4.625%	2/15/40	46,389	66,706
	United States Treasury Note/Bond	1.125%	5/15/40	154,695	132,989
	United States Treasury Note/Bond	4.375%	5/15/40	36,087	50,505
	United States Treasury Note/Bond	1.125%	8/15/40	202,005	172,904
	United States Treasury Note/Bond	3.875%	8/15/40	39,227	51,712
	United States Treasury Note/Bond	1.375%	11/15/40	221,283	198,048
	United States Treasury Note/Bond	4.250%	11/15/40	35,466	48,999
[1]	United States Treasury Note/Bond	1.875%	2/15/41	67,665	66,185
	United States Treasury Note/Bond	4.750%	2/15/41	25,328	37,232
	United States Treasury Note/Bond	4.375%	5/15/41	36,433	51,274
	United States Treasury Note/Bond	3.750%	8/15/41	46,322	60,276
	United States Treasury Note/Bond	3.125%	11/15/41	41,104	49,062
	United States Treasury Note/Bond	3.125%	2/15/42	43,074	51,459
	United States Treasury Note/Bond	3.000%	5/15/42	45,241	52,968
	United States Treasury Note/Bond	2.750%	8/15/42	50,633	57,026
	United States Treasury Note/Bond	2.750%	11/15/42	74,427	83,753
	United States Treasury Note/Bond	3.125%	2/15/43	64,524	77,046
	United States Treasury Note/Bond	2.875%	5/15/43	104,962	120,657
	United States Treasury Note/Bond	3.625%	8/15/43	75,944	97,766
	United States Treasury Note/Bond	3.750%	11/15/43	78,266	102,638
	United States Treasury Note/Bond	3.625%	2/15/44	99,455	128,266
	United States Treasury Note/Bond	3.375%	5/15/44	72,707	90,339
	United States Treasury Note/Bond	3.125%	8/15/44	98,771	118,124
	United States Treasury Note/Bond	3.000%	11/15/44	88,908	104,244
	United States Treasury Note/Bond	2.500%	2/15/45	123,043	132,445
	United States Treasury Note/Bond	3.000%	5/15/45	88,224	103,677
	United States Treasury Note/Bond	2.875%	8/15/45	88,927	102,322
	United States Treasury Note/Bond	3.000%	11/15/45	12,422	14,619
	United States Treasury Note/Bond	2.500%	2/15/46	80,873	87,115
33

Long-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.500%	5/15/46	97,921	105,403
	United States Treasury Note/Bond	2.250%	8/15/46	113,264	116,237
	United States Treasury Note/Bond	2.875%	11/15/46	95,858	110,582
	United States Treasury Note/Bond	3.000%	2/15/47	87,906	103,866
	United States Treasury Note/Bond	3.000%	5/15/47	96,222	113,753
	United States Treasury Note/Bond	2.750%	8/15/47	99,045	112,014
	United States Treasury Note/Bond	2.750%	11/15/47	108,000	122,192
	United States Treasury Note/Bond	3.000%	2/15/48	111,412	132,092
	United States Treasury Note/Bond	3.125%	5/15/48	117,022	141,926
	United States Treasury Note/Bond	3.000%	8/15/48	120,557	143,199
	United States Treasury Note/Bond	3.375%	11/15/48	121,557	154,434
	United States Treasury Note/Bond	3.000%	2/15/49	124,109	147,748
	United States Treasury Note/Bond	2.875%	5/15/49	114,720	133,631
	United States Treasury Note/Bond	2.250%	8/15/49	146,865	151,064
	United States Treasury Note/Bond	2.375%	11/15/49	165,136	174,476
	United States Treasury Note/Bond	2.000%	2/15/50	202,677	197,420
	United States Treasury Note/Bond	1.250%	5/15/50	180,343	145,571
	United States Treasury Note/Bond	1.375%	8/15/50	227,803	190,073
	United States Treasury Note/Bond	1.625%	11/15/50	225,004	200,183
	United States Treasury Note/Bond	1.875%	2/15/51	50,751	48,039
Total U.S. Government and Agency Obligations (Cost $5,812,004)					5,595,955
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2]	Vanguard Market Liquidity Fund (Cost $38,832)	0.099%		388,318	38,832
Total Investments (100.3%) (Cost $5,850,836)					5,634,787
Other Assets and Liabilities—Net (-0.3%)					(14,370)
Net Assets (100%)					5,620,417
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2021.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Long-Term Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,812,004)	5,595,955
Affiliated Issuers (Cost $38,832)	38,832
Total Investments in Securities	5,634,787
Investment in Vanguard	231
Receivables for Investment Securities Sold	85,889
Receivables for Accrued Income	22,015
Receivables for Capital Shares Issued	12,900
Total Assets	5,755,822
Liabilities
Payables for Investment Securities Purchased	120,649
Payables for Capital Shares Redeemed	14,232
Payables for Distributions	375
Payables to Vanguard	149
Total Liabilities	135,405
Net Assets	5,620,417
At February 28, 2021, net assets consisted of:

Paid-in Capital	5,776,924
Total Distributable Earnings (Loss)	(156,507)
Net Assets	5,620,417

ETF Shares—Net Assets
Applicable to 24,572,110 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,141,381
Net Asset Value Per Share—ETF Shares	$87.15

Admiral Shares—Net Assets
Applicable to 62,804,723 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,838,698
Net Asset Value Per Share—Admiral Shares	$29.28

Institutional Shares—Net Assets
Applicable to 44,144,185 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,640,338
Net Asset Value Per Share—Institutional Shares	$37.16
See accompanying Notes, which are an integral part of the Financial Statements.
35

Long-Term Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Interest[1]	49,550
Total Income	49,550
Expenses
The Vanguard Group—Note B
Investment Advisory Services	65
Management and Administrative—ETF Shares	494
Management and Administrative—Admiral Shares	565
Management and Administrative—Institutional Shares	318
Marketing and Distribution—ETF Shares	59
Marketing and Distribution—Admiral Shares	52
Marketing and Distribution—Institutional Shares	22
Custodian Fees	8
Shareholders’ Reports—ETF Shares	—
Shareholders’ Reports—Admiral Shares	7
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,591
Expenses Paid Indirectly	(3)
Net Expenses	1,588
Net Investment Income	47,962
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	66,209
Futures Contracts	19
Realized Net Gain (Loss)	66,228
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(790,672)
Net Increase (Decrease) in Net Assets Resulting from Operations	(676,482)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $78,807,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
36

Long-Term Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	47,962	87,335
Realized Net Gain (Loss)	66,228	304,942
Change in Unrealized Appreciation (Depreciation)	(790,672)	134,898
Net Increase (Decrease) in Net Assets Resulting from Operations	(676,482)	527,175
Distributions
ETF Shares	(27,318)	(36,292)
Admiral Shares	(21,354)	(27,918)
Institutional Shares	(17,213)	(22,455)
Total Distributions	(65,885)	(86,665)
Capital Share Transactions
ETF Shares	304,608	646,509
Admiral Shares	280,250	618,945
Institutional Shares	605,939	77,643
Net Increase (Decrease) from Capital Share Transactions	1,190,797	1,343,097
Total Increase (Decrease)	448,430	1,783,607
Net Assets
Beginning of Period	5,171,987	3,388,380
End of Period	5,620,417	5,171,987
See accompanying Notes, which are an integral part of the Financial Statements.
37

Long-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$98.93	$90.17	$74.33	$78.76	$85.64	$75.13
Investment Operations
Net Investment Income	.811[1]	1.915[1]	2.115[1]	2.050[1]	2.006[1]	2.021
Net Realized and Unrealized Gain (Loss) on Investments	(11.483)	8.772	15.798	(4.469)	(6.905)	10.511
Total from Investment Operations	(10.672)	10.687	17.913	(2.419)	(4.899)	12.532
Distributions
Dividends from Net Investment Income	(.817)	(1.927)	(2.073)	(2.011)	(1.981)	(2.022)
Distributions from Realized Capital Gains	(.291)	—	—	—	—	—
Total Distributions	(1.108)	(1.927)	(2.073)	(2.011)	(1.981)	(2.022)
Net Asset Value, End of Period	$87.15	$98.93	$90.17	$74.33	$78.76	$85.64
Total Return	-10.89%	12.02%	24.69%	-3.07%	-5.63%	16.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,141	$2,138	$1,282	$676	$549	$578
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.71%	2.03%	2.75%	2.73%	2.62%	2.58%
Portfolio Turnover Rate[2]	10%	29%	16%	19%	19%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
38

Long-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$33.24	$30.28	$24.95	$26.44	$28.75	$25.21
Investment Operations
Net Investment Income	.269[1]	.637[1]	.706[1]	.690[1]	.676[1]	.679
Net Realized and Unrealized Gain (Loss) on Investments	(3.866)	2.955	5.316	(1.501)	(2.319)	3.540
Total from Investment Operations	(3.597)	3.592	6.022	(.811)	(1.643)	4.219
Distributions
Dividends from Net Investment Income	(.265)	(.632)	(.692)	(.679)	(.667)	(.679)
Distributions from Realized Capital Gains	(.098)	—	—	—	—	—
Total Distributions	(.363)	(.632)	(.692)	(.679)	(.667)	(.679)
Net Asset Value, End of Period	$29.28	$33.24	$30.28	$24.95	$26.44	$28.75
Total Return[2]	-10.91%	12.00%	24.67%	-3.06%	-5.62%	16.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,839	$1,800	$1,053	$559	$468	$374
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.70%	2.01%	2.73%	2.73%	2.62%	2.58%
Portfolio Turnover Rate[3]	10%	29%	16%	19%	19%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
39

Long-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$42.19	$38.43	$31.66	$33.56	$36.49	$32.00
Investment Operations
Net Investment Income	.345[1]	.822[1]	.902[1]	.883[1]	.865[1]	.868
Net Realized and Unrealized Gain (Loss) on Investments	(4.911)	3.748	6.753	(1.915)	(2.942)	4.492
Total from Investment Operations	(4.566)	4.570	7.655	(1.032)	(2.077)	5.360
Distributions
Dividends from Net Investment Income	(.340)	(.810)	(.885)	(.868)	(.853)	(.870)
Distributions from Realized Capital Gains	(.124)	—	—	—	—	—
Total Distributions	(.464)	(.810)	(.885)	(.868)	(.853)	(.870)
Net Asset Value, End of Period	$37.16	$42.19	$38.43	$31.66	$33.56	$36.49
Total Return	-10.91%	12.03%	24.71%	-3.07%	-5.60%	16.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,640	$1,234	$1,054	$452	$213	$138
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.72%	2.06%	2.75%	2.75%	2.64%	2.60%
Portfolio Turnover Rate[2]	10%	29%	16%	19%	19%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
40

Long-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Long-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2021.
41

Long-Term Treasury Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution
42

Long-Term Treasury Index Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $231,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2021, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,595,955	—	5,595,955
Temporary Cash Investments	38,832	—	—	38,832
Total	38,832	5,595,955	—	5,634,787
43

Long-Term Treasury Index Fund
E.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,865,099
Gross Unrealized Appreciation	174,851
Gross Unrealized Depreciation	(405,163)
Net Unrealized Appreciation (Depreciation)	(230,312)
F.	During the six months ended February 28, 2021, the fund purchased $2,354,527,000 of investment securities and sold $1,175,955,000 of investment securities, other than temporary cash investments. Purchases and sales include $880,408,000 and $596,600,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	909,120	9,363	1,915,555	20,470
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(604,512)	(6,400)	(1,269,046)	(13,075)
Net Increase (Decrease)—ETF Shares	304,608	2,963	646,509	7,395
Admiral Shares
Issued	849,368	26,614	1,763,454	55,020
Issued in Lieu of Cash Distributions	18,598	583	23,977	756
Redeemed	(587,716)	(18,551)	(1,168,486)	(36,399)
Net Increase (Decrease)—Admiral Shares	280,250	8,646	618,945	19,377
Institutional Shares
Issued	749,169	18,337	389,224	9,567
Issued in Lieu of Cash Distributions	17,140	425	22,432	562
Redeemed	(160,370)	(3,871)	(334,013)	(8,292)
Net Increase (Decrease)—Institutional Shares	605,939	14,891	77,643	1,837
H.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
44

Short-Term Corporate Bond Index Fund
Fund Allocation
As of February 28, 2021
Corporate Bonds – Communications	4.7%
Corporate Bonds – Consumer Discretionary	6.6
Corporate Bonds – Consumer Staples	6.0
Corporate Bonds – Energy	7.8
Corporate Bonds – Financials	39.3
Corporate Bonds – Health Care	9.3
Corporate Bonds – Industrials	7.4
Corporate Bonds – Materials	2.1
Corporate Bonds – Real Estate	3.3
Corporate Bonds – Technology	8.5
Corporate Bonds – Utilities	4.9
U.S. Government and Agency Obligations	0.1
The table reflects the fund's investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
45

Short-Term Corporate Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of February 28, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Government and Agency Obligations
†U.S. Government Securities[1] (Cost $27,860)					27,821	0.06%
Corporate Bonds
Communications
	AT&T Inc.	2.625%–4.450%	6/30/22–2/17/26	214,804	232,839	0.52%
	Charter Communications Operating LLC	4.464%–4.908%	7/23/22–7/23/25	148,065	163,708	0.36%
	Charter Communications Operating LLC[2]	4.500%	2/1/24	35,392	38,961	0.09%
	Comcast Corp.	3.000%–3.950%	2/1/24–10/15/25	237,399	260,637	0.58%
	Verizon Communications Inc.	0.850%–5.150%	9/15/23–11/20/25	207,239	223,164	0.49%
†	Other[2,3]				1,208,713	2.68%
					2,128,022	4.72%
Consumer Discretionary
	American Honda Finance Corp.	1.950%	5/20/22	11,827	12,061	0.03%
	American Honda Finance Corp.[2]	0.400%–3.625%	6/27/22–9/10/25	235,670	242,552	0.54%
	General Motors Co.	4.000%–6.125%	10/2/23–10/1/25	110,029	125,305	0.28%
	General Motors Financial Co. Inc.	1.250%–5.200%	4/10/22–1/8/26	437,563	466,359	1.04%
	Toyota Motor Credit Corp.[2]	0.350%–3.450%	4/12/22–1/9/26	383,973	395,864	0.88%
	Toyota Motor Credit Corp.	3.350%	1/8/24	10,883	11,753	0.03%
†	Other[1,2,3]				1,714,586	3.78%
					2,968,480	6.58%
Consumer Staples
	PepsiCo Inc.	0.400%–3.600%	3/5/22–7/17/25	208,463	217,886	0.49%
46

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Walmart Inc.	2.350%–3.550%	12/15/22–6/26/25	226,142	242,723	0.54%
†	Other[2,3]				2,208,460	4.89%
					2,669,069	5.92%
Energy
	BP Capital Markets America Inc.[2]	2.520%–3.245%	5/6/22–5/4/26	120,850	126,727	0.27%
	BP Capital Markets America Inc.	2.937%–3.796%	4/6/23–2/11/26	85,590	92,742	0.20%
	Chevron Corp.	1.141%–3.326%	3/3/22–11/17/25	231,593	240,206	0.55%
	Exxon Mobil Corp.	1.571%–3.176%	3/6/22–3/19/25	255,954	268,825	0.61%
	Shell International Finance BV	0.375%–3.500%	8/21/22–5/11/25	198,475	210,019	0.45%
†	Other[2]				2,563,883	5.69%
					3,502,402	7.77%
Financials
	AerCap Ireland Capital DAC	1.750%–6.500%	5/26/22–1/30/26	216,099	231,592	0.51%
	American Express Co.	2.500%–4.200%	5/20/22–11/6/25	296,305	312,945	0.70%
	Bank of America Corp.[2]	0.810%–5.000%	5/13/21–10/24/26	1,162,911	1,230,298	2.75%
	Bank of America Corp.	4.100%	7/24/23	40,165	43,787	0.10%
	Bank of Montreal[2]	0.949%–4.338%	3/26/22–10/5/28	210,299	218,452	0.50%
	Bank of Montreal	0.450%	12/8/23	20,000	19,998	0.04%
	Bank of New York Mellon Corp.[2]	0.350%–3.950%	8/23/22–1/28/26	242,601	253,733	0.56%
	Bank of New York Mellon Corp.	3.400%	5/15/24	11,199	12,220	0.03%
	Bank of Nova Scotia	0.550%–4.500%	3/7/22–12/16/25	239,979	249,023	0.55%
	Bank of Nova Scotia[2]	2.450%–4.650%	9/19/22–4/12/69	17,290	17,723	0.04%
	Barclays plc	1.007%–4.375%	1/10/23–1/12/26	171,233	185,598	0.41%
	Barclays plc[2]	2.852%–4.338%	5/16/24–5/7/26	135,216	145,082	0.32%
	Capital One Financial Corp.	2.600%–4.250%	3/9/22–10/29/25	247,634	265,359	0.60%
	Citibank NA2	3.650%	1/23/24	41,645	45,280	0.10%
	Citigroup Inc.	0.776%–5.500%	4/25/22–1/28/27	451,908	482,322	1.07%
	Citigroup Inc.[2]	1.678%–4.044%	7/24/23–4/8/26	258,949	275,127	0.62%
	Credit Suisse AG	0.495%–2.950%	4/8/22–4/9/25	142,849	147,785	0.33%
	Credit Suisse AG2	3.625%	9/9/24	67,024	73,669	0.16%
	Deutsche Bank AG2	2.222%–4.250%	10/14/21–1/13/26	140,133	148,222	0.33%
	Deutsche Bank AG	2.129%–3.950%	2/27/23–11/24/26	62,557	64,370	0.14%
	E*TRADE Financial Corp.	2.950%	8/24/22	12,438	12,865	0.03%
	Goldman Sachs Group Inc.	0.855%–4.250%	4/26/22–2/12/26	458,019	493,805	1.11%
	Goldman Sachs Group Inc.[2]	0.481%–3.850%	1/27/23–12/9/26	327,043	337,071	0.74%
	HSBC Holdings plc[2]	1.645%–4.292%	3/13/23–9/12/26	381,203	404,235	0.90%
	HSBC Holdings plc	3.600%–4.250%	5/25/23–8/18/25	105,120	114,784	0.26%
	HSBC USA Inc.	3.500%	6/23/24	25,314	27,604	0.06%
	JPMorgan Chase & Co.	0.563%–7.750%	9/23/22–2/4/27	540,445	568,681	1.27%
	JPMorgan Chase & Co.[2]	0.653%–4.023%	4/1/23–1/29/27	579,762	609,944	1.36%
	Lloyds Banking Group plc	3.100%–4.582%	7/6/21–12/10/25	143,325	157,091	0.35%
	Lloyds Banking Group plc[2]	1.326%–3.870%	3/17/23–2/5/26	156,231	164,569	0.36%
	Mitsubishi UFJ Financial Group Inc.	1.412%–3.761%	3/7/22–7/17/25	361,383	378,355	0.83%
	Mitsubishi UFJ Financial Group Inc.[2]	0.848%	9/15/24	27,114	27,190	0.06%
	Morgan Stanley	0.985%–5.000%	5/19/22–12/10/26	209,697	221,279	0.49%
	Morgan Stanley[2]	0.529%–4.100%	1/23/23–4/28/26	669,402	718,216	1.59%
	MUFG Americas Holdings Corp.	3.000%–3.500%	6/18/22–2/10/25	20,645	21,745	0.05%
47

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	MUFG Union Bank NA2	2.100%–3.150%	4/1/22–12/9/22	52,924	54,459	0.12%
	Natwest Group plc	3.875%–6.125%	12/15/22–5/28/24	162,613	180,034	0.40%
	Natwest Group plc[2]	2.359%–4.519%	5/15/23–11/1/29	148,241	157,372	0.35%
	Royal Bank of Canada[2]	0.425%–4.650%	4/29/22–1/27/26	311,745	326,002	0.72%
	Sumitomo Mitsui Financial Group Inc.	0.508%–3.936%	7/12/22–1/12/26	328,545	341,345	0.77%
	Toronto-Dominion Bank[2]	0.250%–3.500%	12/1/22–1/6/26	273,951	283,193	0.63%
	Truist Bank[2]	1.250%–4.050%	5/17/22–9/17/29	246,784	260,678	0.58%
	Truist Financial Corp.[2]	1.200%–3.950%	3/22/22–8/5/25	160,484	169,106	0.36%
	Truist Financial Corp.	4.000%	5/1/25	23,623	26,426	0.06%
	Wells Fargo & Co.[2]	1.654%–3.750%	3/8/22–4/30/26	657,231	693,690	1.54%
	Wells Fargo & Co.	3.069%–4.480%	1/24/23–1/16/24	115,546	121,153	0.27%
	Wells Fargo Bank NA2	3.550%	8/14/23	73,027	78,677	0.17%
†	Other[1,2,3]				6,254,272	13.81%
					17,626,426	39.10%
Health Care
	AbbVie Inc.	2.300%–3.850%	3/15/22–5/14/25	527,254	557,809	1.24%
	Bristol-Myers Squibb Co.	0.537%–3.875%	5/16/22–11/13/25	307,436	325,470	0.73%
	Cigna Corp.[2]	3.000%–4.500%	11/30/22–2/25/26	79,561	85,988	0.19%
	Cigna Corp.	3.750%–4.125%	7/15/23–11/15/25	96,673	107,067	0.24%
	CVS Health Corp.	2.625%–4.750%	7/20/22–7/20/25	232,216	247,655	0.55%
	UnitedHealth Group Inc.	1.250%–3.750%	3/15/22–1/15/26	190,474	203,038	0.44%
†	Other[2,3]				2,637,699	5.85%
					4,164,726	9.24%
Industrials
	Boeing Co.	1.167%–4.875%	3/1/22–2/4/26	402,869	420,970	0.92%
	Caterpillar Financial Services Corp.[2]	0.450%–3.750%	5/13/22–11/13/25	247,603	256,388	0.57%
	Caterpillar Financial Services Corp.[1]	0.250%–0.900%	3/1/23–3/2/26	25,000	24,875	0.05%
	Caterpillar Financial Services Corp.	0.650%	7/7/23	11,208	11,273	0.03%
	John Deere Capital Corp.[2]	0.400%–3.450%	3/15/22–9/11/25	188,888	198,425	0.44%
	John Deere Capital Corp.	0.700%–3.650%	1/27/23–1/15/26	41,540	42,733	0.10%
†	Other[2,3,4]				2,340,827	5.20%
					3,295,491	7.31%
†Materials[2,3]					942,727	2.09%
†Real Estate [2]					1,484,526	3.29%
Technology
	Apple Inc.	0.550%–3.450%	5/11/22–2/23/26	728,427	764,671	1.69%
	Intel Corp.	2.350%–3.700%	5/11/22–7/29/25	175,720	189,234	0.41%
	International Business Machines Corp.	1.875%–7.000%	5/13/22–2/19/26	278,892	297,458	0.66%
	Microsoft Corp.	2.000%–3.625%	11/3/22–11/3/25	275,556	294,173	0.65%
	Oracle Corp.	2.400%–3.625%	5/15/22–5/15/25	398,027	420,093	0.94%
†	Other[1,2,3]				1,855,665	4.13%
					3,821,294	8.48%
†Utilities[2,3]					2,202,983	4.89%
Total Corporate Bonds (Cost $43,840,233)					44,806,146	99.39%
48

Short-Term Corporate Bond Index Fund
	Coupon	Shares	Market Value• ($000)	Percentage of Net Assets
Temporary Cash Investments
Money Market Fund
Vanguard Market Liquidity Fund[5] (Cost $62,931)	0.099%	629,313	62,931	0.14%
Total Investments (Cost $43,931,024)			44,896,898	99.59%
Other Assets and Liabilities—Net			186,823	0.41%
Net Assets			45,083,721	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2021.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value of these securities was $621,502,000, representing 1.4% of net assets.
4	Securities with a value of $888,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2021	389	48,224	(101)

Short Futures Contracts
2-Year U.S. Treasury Note	June 2021	(200)	(44,153)	20
10-Year U.S. Treasury Note	June 2021	(28)	(3,716)	46
				66
				(35)

See accompanying Notes, which are an integral part of the Financial Statements.
49

Short-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $43,868,093)	44,833,967
Affiliated Issuers (Cost $62,931)	62,931
Total Investments in Securities	44,896,898
Investment in Vanguard	1,678
Cash	3,760
Receivables for Investment Securities Sold	748,422
Receivables for Accrued Income	351,858
Receivables for Capital Shares Issued	12,394
Total Assets	46,015,010
Liabilities
Payables for Investment Securities Purchased	923,444
Payables for Capital Shares Redeemed	4,616
Payables for Distributions	1,731
Payables to Vanguard	1,089
Variation Margin Payable—Futures Contracts	409
Total Liabilities	931,289
Net Assets	45,083,721
At February 28, 2021, net assets consisted of:

Paid-in Capital	43,946,683
Total Distributable Earnings (Loss)	1,137,038
Net Assets	45,083,721

ETF Shares—Net Assets
Applicable to 458,669,253 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,946,850
Net Asset Value Per Share—ETF Shares	$82.73

Admiral Shares—Net Assets
Applicable to 227,738,599 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,124,722
Net Asset Value Per Share—Admiral Shares	$22.50

Institutional Shares—Net Assets
Applicable to 73,043,749 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,012,149
Net Asset Value Per Share—Institutional Shares	$27.55
See accompanying Notes, which are an integral part of the Financial Statements.
50

Short-Term Corporate Bond Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Interest[1]	403,683
Total Income	403,683
Expenses
The Vanguard Group—Note B
Investment Advisory Services	469
Management and Administrative—ETF Shares	7,308
Management and Administrative—Admiral Shares	1,476
Management and Administrative—Institutional Shares	395
Marketing and Distribution—ETF Shares	841
Marketing and Distribution—Admiral Shares	133
Marketing and Distribution—Institutional Shares	28
Custodian Fees	30
Shareholders’ Reports—ETF Shares	86
Shareholders’ Reports—Admiral Shares	12
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	5
Total Expenses	10,783
Net Investment Income	392,900
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	252,562
Futures Contracts	261
Realized Net Gain (Loss)	252,823
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(359,729)
Futures Contracts	(44)
Change in Unrealized Appreciation (Depreciation)	(359,773)
Net Increase (Decrease) in Net Assets Resulting from Operations	285,950
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $80,000, $9,000, and ($9,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $138,381,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
51

Short-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	392,900	837,979
Realized Net Gain (Loss)	252,823	72,751
Change in Unrealized Appreciation (Depreciation)	(359,773)	649,105
Net Increase (Decrease) in Net Assets Resulting from Operations	285,950	1,559,835
Distributions
ETF Shares	(335,224)	(684,396)
Admiral Shares	(44,852)	(115,588)
Institutional Shares	(16,920)	(41,601)
Total Distributions	(396,996)	(841,585)
Capital Share Transactions
ETF Shares	6,244,056	6,667,731
Admiral Shares	433,633	303,962
Institutional Shares	356,224	(11,125)
Net Increase (Decrease) from Capital Share Transactions	7,033,913	6,960,568
Total Increase (Decrease)	6,922,867	7,678,818
Net Assets
Beginning of Period	38,160,854	30,482,036
End of Period	45,083,721	38,160,854
See accompanying Notes, which are an integral part of the Financial Statements.
52

Short-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$82.95	$81.18	$78.32	$80.25	$80.52	$79.33
Investment Operations
Net Investment Income	.784[1]	2.127[1]	2.311[1]	1.950[1]	1.768[1]	1.661
Net Realized and Unrealized Gain (Loss) on Investments	(.194)	1.815	2.826	(1.953)	(.317)	1.240
Total from Investment Operations	.590	3.942	5.137	(.003)	1.451	2.901
Distributions
Dividends from Net Investment Income	(.810)	(2.172)	(2.277)	(1.927)	(1.721)	(1.648)
Distributions from Realized Capital Gains	—	—	—	—	—	(.063)
Total Distributions	(.810)	(2.172)	(2.277)	(1.927)	(1.721)	(1.711)
Net Asset Value, End of Period	$82.73	$82.95	$81.18	$78.32	$80.25	$80.52
Total Return	0.71%	4.95%	6.68%	0.01%	1.84%	3.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,947	$31,797	$24,537	$21,511	$20,862	$14,121
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.91%	2.62%	2.92%	2.48%	2.21%	2.11%
Portfolio Turnover Rate[2]	20%	56%	51%	56%	66%	57%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
53

Short-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$22.55	$22.06	$21.28	$21.81	$21.89	$21.57
Investment Operations
Net Investment Income	.212[1]	.578[1]	.625[1]	.532[1]	.481[1]	.451
Net Realized and Unrealized Gain (Loss) on Investments	(.053)	.485	.777	(.531)	(.088)	.337
Total from Investment Operations	.159	1.063	1.402	.001	.393	.788
Distributions
Dividends from Net Investment Income	(.209)	(.573)	(.622)	(.531)	(.473)	(.451)
Distributions from Realized Capital Gains	—	—	—	—	—	(.017)
Total Distributions	(.209)	(.573)	(.622)	(.531)	(.473)	(.468)
Net Asset Value, End of Period	$22.50	$22.55	$22.06	$21.28	$21.81	$21.89
Total Return[2]	0.70%	4.90%	6.70%	0.02%	1.83%	3.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,125	$4,703	$4,312	$3,533	$3,180	$1,959
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.89%	2.61%	2.90%	2.48%	2.21%	2.11%
Portfolio Turnover Rate[3]	20%	56%	51%	56%	66%	57%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
54

Short-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$27.61	$27.00	$26.06	$26.70	$26.80	$26.41
Investment Operations
Net Investment Income	.261[1]	.713[1]	.768[1]	.656[1]	.594[1]	.558
Net Realized and Unrealized Gain (Loss) on Investments	(.063)	.604	.939	(.641)	(.111)	.413
Total from Investment Operations	.198	1.317	1.707	.015	.483	.971
Distributions
Dividends from Net Investment Income	(.258)	(.707)	(.767)	(.655)	(.583)	(.560)
Distributions from Realized Capital Gains	—	—	—	—	—	(.021)
Total Distributions	(.258)	(.707)	(.767)	(.655)	(.583)	(.581)
Net Asset Value, End of Period	$27.55	$27.61	$27.00	$26.06	$26.70	$26.80
Total Return	0.72%	4.96%	6.66%	0.07%	1.84%	3.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,012	$1,661	$1,633	$1,706	$1,515	$1,020
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.91%	2.63%	2.92%	2.50%	2.23%	2.13%
Portfolio Turnover Rate[2]	20%	56%	51%	56%	66%	57%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
55

Short-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
56

Short-Term Corporate Bond Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution
57

Short-Term Corporate Bond Index Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $1,678,000, representing less than 0.01% of the fund’s net assets and 0.67% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
58

Short-Term Corporate Bond Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	27,821	—	27,821
Corporate Bonds	—	44,806,146	—	44,806,146
Temporary Cash Investments	62,931	—	—	62,931
Total	62,931	44,833,967	—	44,896,898

Derivative Financial Instruments
Assets
Futures Contracts[1]	66	—	—	66
Liabilities
Futures Contracts[1]	101	—	—	101
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	43,936,947
Gross Unrealized Appreciation	1,040,975
Gross Unrealized Depreciation	(81,059)
Net Unrealized Appreciation (Depreciation)	959,916
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $125,350,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $15,910,820,000 of investment securities and sold $8,633,453,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,603,676,000 and $2,589,962,000, respectively. Purchases and sales include $9,077,499,000 and $2,959,475,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2021, such purchases and sales were $3,622,111,000 and
59

Short-Term Corporate Bond Index Fund
$213,659,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	9,260,787	111,750	15,381,735	189,581
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,016,731)	(36,400)	(8,714,004)	(108,500)
Net Increase (Decrease)—ETF Shares	6,244,056	75,350	6,667,731	81,081
Admiral Shares
Issued	1,257,459	55,696	2,392,625	108,113
Issued in Lieu of Cash Distributions	34,980	1,552	91,744	4,151
Redeemed	(858,806)	(38,051)	(2,180,407)	(99,225)
Net Increase (Decrease)—Admiral Shares	433,633	19,197	303,962	13,039
Institutional Shares
Issued	415,027	15,020	491,624	18,281
Issued in Lieu of Cash Distributions	14,642	530	34,136	1,261
Redeemed	(73,445)	(2,660)	(536,885)	(19,854)
Net Increase (Decrease)—Institutional Shares	356,224	12,890	(11,125)	(312)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
60

Intermediate-Term Corporate Bond Index Fund
Fund Allocation
As of February 28, 2021
Corporate Bonds – Communications	7.9%
Corporate Bonds – Consumer Discretionary	6.1
Corporate Bonds – Consumer Staples	6.9
Corporate Bonds – Energy	7.2
Corporate Bonds – Financials	29.9
Corporate Bonds – Health Care	9.6
Corporate Bonds – Industrials	7.4
Corporate Bonds – Materials	2.9
Corporate Bonds – Real Estate	6.4
Corporate Bonds – Technology	9.2
Corporate Bonds – Utilities	6.5
U.S. Government and Agency Obligations	0.0
The table reflects the fund's investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
61

Intermediate-Term Corporate Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of February 28, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Government and Agency Obligations
†U.S. Government Securities (Cost $367)					369	0.00%
Corporate Bonds
Communications
	AT&T Inc.	1.650%–4.350%	2/15/27–3/1/29	222,427	240,681	0.54%
	AT&T Inc.[1]	4.100%–4.300%	2/15/28–2/15/30	111,725	127,707	0.28%
	Comcast Corp.	1.500%–4.250%	3/1/26–2/15/31	468,128	507,030	1.13%
	TCI Communications Inc.	7.125%	2/15/28	6,440	8,606	0.02%
	T-Mobile USA Inc.[1,2]	2.050%–3.875%	4/15/27–2/15/31	357,897	385,334	0.86%
	Verizon Communications Inc.	1.500%–4.329%	8/15/26–1/20/31	458,806	502,409	1.10%
	Verizon Communications Inc.[1,2]	1.680%	10/30/30	33,751	31,943	0.07%
	Walt Disney Co.	2.000%–3.800%	11/15/26–1/13/31	173,981	184,842	0.42%
†	Other[1,2]				1,536,066	3.39%
					3,524,618	7.81%
Consumer Discretionary
	General Motors Financial Co. Inc.	2.350%–5.650%	3/1/26–1/8/31	167,352	184,843	0.41%
	Home Depot Inc.	0.900%–3.900%	4/1/26–3/15/31	203,315	217,732	0.49%
	Lowe's Cos. Inc.	1.300%–4.500%	4/15/26–10/15/30	175,356	188,120	0.42%
†	Other[1,2,3]				2,124,933	4.70%
					2,715,628	6.02%
Consumer Staples
	Anheuser-Busch InBev Worldwide Inc.	3.500%–4.900%	4/13/28–1/23/31	214,131	246,448	0.55%
	BAT Capital Corp.	2.259%–4.906%	9/6/26–4/2/30	202,361	216,931	0.48%
	Coca-Cola Co.	1.000%–3.450%	6/1/26–6/1/30	208,333	217,745	0.49%
	PepsiCo Inc.	1.625%–7.000%	2/24/26–5/1/30	179,211	192,784	0.42%
	Walmart Inc.	2.375%–5.875%	7/8/26–9/24/29	153,217	171,878	0.38%
62

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Walmart Inc.[4]	7.550%	2/15/30	5,517	8,067	0.02%
†	Other[1]				2,021,331	4.48%
					3,075,184	6.82%
Energy
	BP Capital Markets America Inc.[1]	3.017%–3.588%	5/4/26–4/14/27	67,094	72,853	0.16%
	BP Capital Markets America Inc.	1.749%–4.234%	4/6/27–8/10/30	129,816	144,850	0.32%
	Exxon Mobil Corp.	2.275%–3.482%	3/1/26–10/15/30	217,386	232,673	0.52%
	MPLX LP	1.750%–4.800%	3/1/26–8/15/30	158,290	170,819	0.38%
	Sabine Pass Liquefaction LLC	4.200%–5.875%	6/30/26–5/15/30	148,470	170,003	0.37%
	Shell International Finance BV	2.375%–3.875%	5/10/26–4/6/30	159,736	170,539	0.38%
†	Other[1,2,3]				2,245,949	4.98%
					3,207,686	7.11%
Financials
	Bank of America Corp.[1]	1.898%–4.450%	3/3/26–10/24/31	1,179,290	1,290,860	2.89%
	Bank of America Corp.	6.220%	9/15/26	6,924	8,678	0.02%
	Barclays plc	2.645%–5.200%	1/12/26–9/23/35	174,040	189,603	0.43%
	Barclays plc[1]	4.972%–5.088%	5/16/29–6/20/30	57,707	67,312	0.15%
	Citigroup Inc.	3.200%–6.625%	3/9/26–7/25/28	329,180	372,511	0.83%
	Citigroup Inc.[1]	2.572%–4.412%	1/10/28–6/3/31	517,700	568,827	1.27%
	E*TRADE Financial Corp.	3.800%–4.500%	8/24/27–6/20/28	18,745	21,468	0.04%
	Goldman Sachs Group Inc.	1.992%–5.950%	2/25/26–1/27/32	325,456	355,225	0.79%
	Goldman Sachs Group Inc.[1]	3.691%–4.223%	6/5/28–5/1/29	210,470	238,486	0.52%
	HSBC Holdings plc	1.589%–4.950%	3/8/26–3/31/30	278,168	311,693	0.69%
	HSBC Holdings plc[1]	2.013%–4.583%	3/13/28–8/18/31	298,642	325,689	0.73%
	JPMorgan Chase & Co.	1.040%–8.000%	9/10/24–2/4/32	337,442	372,970	0.83%
	JPMorgan Chase & Co.[1]	2.182%–8.750%	2/1/28–5/13/31	792,559	877,062	1.96%
	Lloyds Banking Group plc	3.750%–4.650%	3/24/26–8/16/28	124,501	141,967	0.31%
	Lloyds Banking Group plc[1]	3.574%	11/7/28	34,434	37,905	0.08%
	Mitsubishi UFJ Financial Group Inc.	2.048%–4.050%	3/1/26–7/17/30	300,927	326,700	0.72%
	Mizuho Financial Group Inc.[1]	1.979%–4.254%	5/25/26–9/8/31	127,328	131,581	0.30%
	Mizuho Financial Group Inc.	1.234%–4.018%	9/13/26–3/5/28	67,018	73,282	0.16%
	Morgan Stanley[1]	1.794%–6.250%	7/27/26–2/13/32	537,318	592,243	1.32%
	Morgan Stanley	3.625%–3.950%	1/20/27–4/23/27	121,585	136,633	0.31%
	Natwest Group plc	4.800%	4/5/26	15,192	17,423	0.04%
	Natwest Group plc[1]	3.032%–5.076%	5/22/28–11/28/35	170,272	191,918	0.43%
	Sumitomo Mitsui Financial Group Inc.	1.710%–4.306%	3/9/26–1/12/31	426,431	455,521	1.00%
	Wachovia Corp.	7.574%	8/1/26	4,939	6,307	0.01%
	Wells Fargo & Co.[1]	2.164%–4.478%	2/11/26–4/4/31	568,163	624,927	1.37%
	Wells Fargo & Co.	3.000%–3.000%	4/22/26–10/23/26	162,902	176,212	0.39%
	Westpac Banking Corp.	2.650%–4.110%	5/13/26–11/15/35	187,334	203,091	0.46%
	Westpac Banking Corp.[1]	4.322%	11/23/31	34,455	38,417	0.08%
†	Other[1,2,3]				5,208,560	11.50%
					13,363,071	29.63%
Health Care
	AbbVie Inc.	2.950%–4.250%	5/14/26–11/21/29	299,642	328,990	0.73%
	Bristol-Myers Squibb Co.	1.125%–3.900%	6/15/26–11/13/30	275,874	304,258	0.67%
	Cigna Corp.[1]	3.050%–3.400%	3/1/27–10/15/27	39,069	42,790	0.10%
	Cigna Corp.	2.400%–4.375%	10/15/28–3/15/30	132,195	146,419	0.33%
63

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	CVS Health Corp.	1.300%–6.250%	6/1/26–8/21/30	396,343	432,588	0.95%
	Johnson & Johnson	0.950%–6.950%	3/1/26–9/1/30	177,842	185,884	0.41%
	Pfizer Inc.	1.700%–3.600%	6/3/26–5/28/30	190,208	204,869	0.46%
	UnitedHealth Group Inc.	1.250%–3.875%	1/15/26–5/15/30	176,641	193,597	0.43%
†	Other[1,2]				2,458,555	5.45%
					4,297,950	9.53%
Industrials
	Boeing Co.	2.250%–5.150%	5/1/26–2/1/31	327,175	354,581	0.78%
	Raytheon Technologies Corp.	2.250%–7.500%	11/1/26–7/1/30	184,211	209,965	0.47%
†	Other[1,2,3]				2,758,258	6.12%
					3,322,804	7.37%
†Materials[1,2]					1,322,146	2.93%
Real Estate
	American Tower Corp.	1.500%–3.950%	10/15/26–10/15/30	201,528	216,141	0.47%
†	Other[1,3]				2,666,568	5.92%
					2,882,709	6.39%
Technology
	Apple Inc.	1.200%–3.350%	8/4/26–2/8/31	509,756	532,001	1.18%
	Broadcom Corp.	3.500%–3.875%	1/15/27–1/15/28	140,706	153,576	0.34%
	Broadcom Inc.	3.459%–5.000%	4/15/26–11/15/30	334,333	375,628	0.83%
	Broadcom Inc.[1,2]	1.950%–2.450%	2/15/28–2/15/31	45,300	44,087	0.10%
	CA Inc.	4.700%	3/15/27	6,719	7,582	0.02%
	Dell International LLC[1,2]	4.900%–6.200%	6/15/26–7/15/30	225,810	268,491	0.59%
	Fiserv Inc.	2.250%–4.200%	7/1/26–6/1/30	177,058	193,240	0.43%
	International Business Machines Corp.	1.700%–6.500%	5/15/26–5/15/30	220,565	240,824	0.53%
	Microsoft Corp.	2.400%–3.300%	8/8/26–2/6/27	181,061	197,296	0.44%
	Oracle Corp.	2.650%–3.250%	7/15/26–5/15/30	268,152	289,296	0.63%
†	Other[1,2,3]				1,800,653	4.01%
					4,102,674	9.10%
Utilities
	Pacific Gas & Electric Co.	2.100%–4.550%	1/1/26–2/1/31	199,239	214,299	0.48%
†	Other[1,2,3]				2,684,698	5.95%
					2,898,997	6.43%
Total Corporate Bonds (Cost $43,787,667)					44,713,467	99.14%
64

Intermediate-Term Corporate Bond Index Fund
	Coupon	Shares	Market Value• ($000)	Percentage of Net Assets
Temporary Cash Investments
Money Market Fund
Vanguard Market Liquidity Fund[5] (Cost $67,183)	0.099%	671,826	67,183	0.15%
Total Investments (Cost $43,855,217)			44,781,019	99.29%
Other Assets and Liabilities—Net			322,186	0.71%
Net Assets			45,103,205	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value of these securities was $1,330,940,000, representing 3.0% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2021.
4	Securities with a value of $1,551,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2021	1,263	186,095	(810)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2021	(1,479)	(183,350)	1,346
				536

See accompanying Notes, which are an integral part of the Financial Statements.
65

Intermediate-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $43,788,034)	44,713,836
Affiliated Issuers (Cost $67,183)	67,183
Total Investments in Securities	44,781,019
Investment in Vanguard	1,746
Receivables for Investment Securities Sold	926,311
Receivables for Accrued Income	391,486
Receivables for Capital Shares Issued	724
Total Assets	46,101,286
Liabilities
Due to Custodian	2,534
Payables for Investment Securities Purchased	987,727
Payables for Capital Shares Redeemed	5,005
Payables for Distributions	809
Payables to Vanguard	1,079
Variation Margin Payable—Futures Contracts	927
Total Liabilities	998,081
Net Assets	45,103,205
At February 28, 2021, net assets consisted of:

Paid-in Capital	43,311,338
Total Distributable Earnings (Loss)	1,791,867
Net Assets	45,103,205

ETF Shares—Net Assets
Applicable to 456,185,305 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	43,152,573
Net Asset Value Per Share—ETF Shares	$94.59

Admiral Shares—Net Assets
Applicable to 61,108,595 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,557,655
Net Asset Value Per Share—Admiral Shares	$25.49

Institutional Shares—Net Assets
Applicable to 12,477,147 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	392,977
Net Asset Value Per Share—Institutional Shares	$31.50
See accompanying Notes, which are an integral part of the Financial Statements.
66

Intermediate-Term Corporate Bond Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Interest[1]	513,607
Total Income	513,607
Expenses
The Vanguard Group—Note B
Investment Advisory Services	487
Management and Administrative—ETF Shares	8,546
Management and Administrative—Admiral Shares	483
Management and Administrative—Institutional Shares	88
Marketing and Distribution—ETF Shares	1,009
Marketing and Distribution—Admiral Shares	43
Marketing and Distribution—Institutional Shares	7
Custodian Fees	51
Shareholders’ Reports—ETF Shares	207
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	5
Total Expenses	10,930
Expenses Paid Indirectly	(40)
Net Expenses	10,890
Net Investment Income	502,717
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	852,499
Futures Contracts	1,081
Realized Net Gain (Loss)	853,580
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,432,498)
Futures Contracts	555
Change in Unrealized Appreciation (Depreciation)	(1,431,943)
Net Increase (Decrease) in Net Assets Resulting from Operations	(75,646)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $38,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $644,125,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
67

Intermediate-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	502,717	922,768
Realized Net Gain (Loss)	853,580	638,698
Change in Unrealized Appreciation (Depreciation)	(1,431,943)	857,685
Net Increase (Decrease) in Net Assets Resulting from Operations	(75,646)	2,419,151
Distributions
ETF Shares	(569,902)	(856,258)
Admiral Shares	(21,368)	(42,509)
Institutional Shares	(5,521)	(12,870)
Total Distributions	(596,791)	(911,637)
Capital Share Transactions
ETF Shares	4,851,353	13,435,330
Admiral Shares	31,400	105,631
Institutional Shares	42,661	(64,920)
Net Increase (Decrease) from Capital Share Transactions	4,925,414	13,476,041
Total Increase (Decrease)	4,252,977	14,983,555
Net Assets
Beginning of Period	40,850,228	25,866,673
End of Period	45,103,205	40,850,228
See accompanying Notes, which are an integral part of the Financial Statements.
68

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$95.98	$91.82	$84.02	$88.35	$89.47	$84.39
Investment Operations
Net Investment Income	1.115[1]	2.761[1]	3.132[1]	2.935[1]	2.869[1]	2.831
Net Realized and Unrealized Gain (Loss) on Investments	(1.165)	4.205	7.768	(4.362)	(1.184)	5.083
Total from Investment Operations	(.050)	6.966	10.900	(1.427)	1.685	7.914
Distributions
Dividends from Net Investment Income	(1.141)	(2.806)	(3.100)	(2.903)	(2.805)	(2.834)
Distributions from Realized Capital Gains	(.199)	—	—	—	—	—
Total Distributions	(1.340)	(2.806)	(3.100)	(2.903)	(2.805)	(2.834)
Net Asset Value, End of Period	$94.59	$95.98	$91.82	$84.02	$88.35	$89.47
Total Return	-0.07%	7.78%	13.33%	-1.62%	1.98%	9.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43,153	$38,944	$24,080	$19,302	$16,699	$10,048
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.34%	2.99%	3.65%	3.44%	3.30%	3.34%
Portfolio Turnover Rate[2]	22%	72%	59%	65%	65%	71%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
69

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$25.86	$24.71	$22.61	$23.78	$24.08	$22.71
Investment Operations
Net Investment Income	.299[1]	.747[1]	.839[1]	.792[1]	.774[1]	.764
Net Realized and Unrealized Gain (Loss) on Investments	(.319)	1.138	2.097	(1.175)	(.318)	1.371
Total from Investment Operations	(.020)	1.885	2.936	(.383)	.456	2.135
Distributions
Dividends from Net Investment Income	(.296)	(.735)	(.836)	(.787)	(.756)	(.765)
Distributions from Realized Capital Gains	(.054)	—	—	—	—	—
Total Distributions	(.350)	(.735)	(.836)	(.787)	(.756)	(.765)
Net Asset Value, End of Period	$25.49	$25.86	$24.71	$22.61	$23.78	$24.08
Total Return[2]	-0.09%	7.79%	13.30%	-1.61%	1.99%	9.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,558	$1,549	$1,381	$1,076	$1,014	$700
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.32%	3.01%	3.63%	3.44%	3.30%	3.34%
Portfolio Turnover Rate[3]	22%	72%	59%	65%	65%	71%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Intermediate-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$31.95	$30.53	$27.94	$29.38	$29.75	$28.06
Investment Operations
Net Investment Income	.372[1]	.940[1]	1.044[1]	.983[1]	.962[1]	.949
Net Realized and Unrealized Gain (Loss) on Investments	(.387)	1.394	2.584	(1.446)	(.392)	1.690
Total from Investment Operations	(.015)	2.334	3.628	(.463)	.570	2.639
Distributions
Dividends from Net Investment Income	(.369)	(.914)	(1.038)	(.977)	(.940)	(.949)
Distributions from Realized Capital Gains	(.066)	—	—	—	—	—
Total Distributions	(.435)	(.914)	(1.038)	(.977)	(.940)	(.949)
Net Asset Value, End of Period	$31.50	$31.95	$30.53	$27.94	$29.38	$29.75
Total Return[2]	-0.06%	7.81%	13.30%	-1.57%	2.01%	9.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$393	$357	$406	$492	$572	$387
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.34%	3.07%	3.65%	3.46%	3.32%	3.36%
Portfolio Turnover Rate[3]	22%	72%	59%	65%	65%	71%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Intermediate-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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Intermediate-Term Corporate Bond Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution
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Intermediate-Term Corporate Bond Index Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $1,746,000, representing less than 0.01% of the fund’s net assets and 0.70% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2021, custodian fee offset arrangements reduced the fund’s expenses by $40,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Intermediate-Term Corporate Bond Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	369	—	369
Corporate Bonds	—	44,713,467	—	44,713,467
Temporary Cash Investments	67,183	—	—	67,183
Total	67,183	44,713,836	—	44,781,019

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,346	—	—	1,346
Liabilities
Futures Contracts[1]	810	—	—	810
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	43,861,237
Gross Unrealized Appreciation	1,346,649
Gross Unrealized Depreciation	(426,331)
Net Unrealized Appreciation (Depreciation)	920,318
F.	During the six months ended February 28, 2021, the fund purchased $18,738,022,000 of investment securities and sold $13,725,199,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,995,732,000 and $4,015,586,000, respectively. Purchases and sales include $13,045,625,000 and $8,237,677,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2021, such purchases and sales were $825,459,000 and $4,423,615,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Intermediate-Term Corporate Bond Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	13,235,113	137,847	21,977,106	236,975
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(8,383,760)	(87,400)	(8,541,776)	(93,500)
Net Increase (Decrease)—ETF Shares	4,851,353	50,447	13,435,330	143,475
Admiral Shares
Issued[1]	215,778	8,307	526,493	21,282
Issued in Lieu of Cash Distributions	17,018	658	34,053	1,371
Redeemed	(201,396)	(7,771)	(454,915)	(18,616)
Net Increase (Decrease)—Admiral Shares	31,400	1,194	105,631	4,037
Institutional Shares
Issued[1]	70,317	2,184	139,541	4,570
Issued in Lieu of Cash Distributions	3,681	115	8,451	276
Redeemed	(31,337)	(986)	(212,912)	(6,963)
Net Increase (Decrease)—Institutional Shares	42,661	1,313	(64,920)	(2,117)
1	Includes purchase fees for fiscal 2021 and 2020 of $702,000 and $1,686,000, respectively (fund totals).
H.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
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Long-Term Corporate Bond Index Fund
Fund Allocation
As of February 28, 2021
Corporate Bonds – Communications	13.9%
Corporate Bonds – Consumer Discretionary	5.3
Corporate Bonds – Consumer Staples	8.3
Corporate Bonds – Energy	9.0
Corporate Bonds – Financials	14.7
Corporate Bonds – Health Care	14.4
Corporate Bonds – Industrials	9.2
Corporate Bonds – Materials	3.7
Corporate Bonds – Real Estate	1.5
Corporate Bonds – Technology	7.9
Corporate Bonds – Utilities	11.9
Taxable Municipal Bonds	0.0
U.S. Government and Agency Obligations	0.2
The table reflects the fund's investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
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Long-Term Corporate Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of February 28, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Government and Agency Obligations
†U.S. Government Securities[1] (Cost $9,583)					9,657	0.15%
Corporate Bonds
Communications
	AT&T Inc.	2.250%–6.375%	6/1/31–2/1/61	108,448	118,221	1.85%
	AT&T Inc.[2,3]	2.550%–3.800%	12/1/33–9/15/59	74,346	69,291	1.11%
	AT&T Inc.[3]	5.150%	11/15/46	1,871	2,248	0.04%
	Charter Communications Operating LLC	2.300%–6.834%	4/1/31–4/1/61	57,797	65,903	1.04%
	Charter Communications Operating LLC[1]	3.500%–3.900%	6/1/41–6/1/52	6,500	6,320	0.10%
	Comcast Corp.	2.450%–7.050%	1/15/33–8/15/62	108,656	127,929	2.05%
	NBCUniversal Media LLC	4.450%–6.400%	4/30/40–1/15/43	8,958	12,066	0.18%
	Time Warner Cable LLC	4.500%–7.300%	5/1/37–9/15/42	22,011	28,213	0.44%
	Time Warner Entertainment Co. LP	8.375%	7/15/33	2,898	4,324	0.07%
	T-Mobile USA Inc.[2,3]	2.250%–4.500%	11/15/31–11/15/60	33,798	34,088	0.54%
	Verizon Communications Inc.	2.650%–6.400%	8/10/33–11/20/60	93,106	107,326	1.71%
	Verizon Communications Inc.[2,3]	2.987%	10/30/56	11,366	10,276	0.16%
	Vodafone Group plc	4.250%–6.250%	11/30/32–6/19/59	27,644	34,370	0.55%
	Walt Disney Co.	2.750%–7.750%	3/15/33–5/13/60	39,966	50,354	0.82%
†	Other[1,2,3]				193,823	3.06%
					864,752	13.72%
Consumer Discretionary
	Amazon.com Inc.	2.500%–4.950%	12/5/34–6/3/60	37,476	44,089	0.69%
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Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Home Depot Inc.	1.375%–5.950%	3/15/31–9/15/56	48,981	58,565	0.93%
	McDonald's Corp.[3]	3.625%–6.300%	12/9/35–4/1/50	28,297	33,631	0.54%
†	Other[1,3]				192,815	3.06%
					329,100	5.22%
Consumer Staples
	Altria Group Inc.	2.450%–6.200%	2/4/32–2/4/61	38,500	40,464	0.64%
	Anheuser-Busch Cos. LLC[3]	4.700%–4.900%	2/1/36–2/1/46	30,041	36,207	0.58%
	Anheuser-Busch InBev Finance Inc.	4.000%–4.900%	2/1/36–2/1/46	17,646	20,564	0.33%
	Anheuser-Busch InBev Worldwide Inc.	3.750%–8.200%	6/15/35–6/1/60	60,675	75,167	1.19%
	PepsiCo Inc.	1.400%–5.500%	2/25/31–3/19/60	32,082	36,636	0.59%
	Walmart Inc.	2.950%–6.500%	9/1/35–9/24/49	36,470	46,693	0.74%
†	Other[2,3]				259,561	4.10%
					515,292	8.17%
Energy
	Energy Transfer Operating LP	4.900%–7.500%	3/15/35–5/15/50	31,912	36,095	0.58%
	Energy Transfer Operating LP3	5.800%	6/15/38	1,027	1,148	0.02%
	Enterprise Products Operating LLC[3]	6.650%–6.875%	3/1/33–10/15/34	1,972	2,688	0.04%
	Enterprise Products Operating LLC	3.200%–7.550%	4/15/38–1/31/60	39,120	45,213	0.72%
	Exxon Mobil Corp.	2.995%–4.327%	8/16/39–4/15/51	33,302	36,444	0.57%
	Kinder Morgan Energy Partners LP	4.700%–7.750%	3/15/31–9/1/44	23,325	29,672	0.47%
	Kinder Morgan Energy Partners LP3	6.950%	1/15/38	2,417	3,238	0.05%
	Shell International Finance BV	3.125%–6.375%	5/11/35–4/6/50	43,420	49,743	0.78%
	TransCanada PipeLines Ltd.	4.625%–7.625%	3/1/34–3/15/49	24,285	30,765	0.47%
†	Other[1,2,3]				328,414	5.24%
					563,420	8.94%
Financials
	Bank of America Corp.	6.110%–7.750%	1/29/37–5/14/38	10,015	14,620	0.23%
	Bank of America Corp.[3]	2.676%–5.875%	4/24/38–10/24/51	65,283	74,868	1.20%
	Bank of America NA3	6.000%	10/15/36	2,101	3,003	0.05%
	Berkshire Hathaway Finance Corp.	2.500%–5.750%	1/15/40–1/15/51	22,205	25,397	0.40%
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,003	2,498	0.04%
	Citigroup Inc.	4.650%–8.125%	6/15/32–7/23/48	34,199	46,252	0.73%
	Citigroup Inc.[3]	3.878%–5.316%	1/24/39–4/24/48	6,115	7,533	0.12%
	GE Capital Funding LLC[2,3]	4.550%	5/15/32	2,790	3,233	0.05%
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	28,068	32,062	0.51%
	Goldman Sachs Capital I	6.345%	2/15/34	1,516	2,054	0.03%
	Goldman Sachs Group Inc.	4.750%–6.750%	2/15/33–10/21/45	36,614	52,020	0.83%
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Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Goldman Sachs Group Inc.[3]	4.017%–4.800%	10/31/38–7/8/44	12,163	15,047	0.24%
	JPMorgan Chase & Co.	1.764%–6.400%	11/19/31–6/1/45	29,093	39,392	0.61%
	JPMorgan Chase & Co.[3]	3.109%–4.260%	7/24/38–4/22/51	40,869	46,121	0.73%
	Morgan Stanley	4.300%–7.250%	4/1/32–1/22/47	17,237	22,844	0.35%
	Morgan Stanley[3]	1.928%–5.597%	4/28/32–1/25/52	26,032	30,221	0.47%
	Wachovia Corp.	5.500%–7.500%	4/15/35–8/1/35	3,168	4,159	0.06%
	Wells Fargo & Co.[3]	3.068%–5.950%	12/15/36–4/4/51	44,002	52,465	0.83%
	Wells Fargo & Co.	3.900%–5.606%	11/2/43–5/1/45	16,556	21,227	0.34%
	Wells Fargo Bank NA	5.950%	8/26/36	1,770	2,404	0.04%
	Wells Fargo Bank NA3	5.850%–6.600%	2/1/37–1/15/38	4,848	6,868	0.11%
†	Other[1,2,3]				414,571	6.61%
					918,859	14.58%
Health Care
	AbbVie Inc.	4.050%–4.875%	3/15/35–11/21/49	66,804	79,423	1.26%
	Aetna Inc.	3.875%–6.750%	6/15/36–8/15/47	10,719	12,582	0.21%
	Amgen Inc.	3.150%–6.400%	2/1/39–6/15/51	33,518	39,892	0.63%
	Amgen Inc.[2,3]	2.770%	9/1/53	3,765	3,423	0.05%
	Bristol-Myers Squibb Co.	2.350%–5.000%	6/15/39–11/13/50	37,413	44,871	0.72%
	Cigna Corp.	3.200%–4.900%	8/15/38–3/15/50	18,128	21,112	0.33%
	Cigna Corp.[3]	3.875%–6.125%	11/15/41–10/15/47	9,491	11,315	0.18%
	CVS Health Corp.	1.875%–6.125%	2/28/31–4/1/50	56,445	68,482	1.09%
	Gilead Sciences Inc.	2.600%–5.650%	9/1/35–10/1/50	30,959	36,504	0.58%
	Johnson & Johnson	2.100%–5.950%	5/15/33–9/1/60	37,913	43,304	0.69%
	Pfizer Inc.	2.550%–7.200%	12/15/36–5/28/50	34,545	41,699	0.65%
	UnitedHealth Group Inc.	2.750%–6.875%	7/15/35–5/15/60	54,405	64,136	0.99%
†	Other[2,3]				432,829	6.89%
					899,572	14.27%
Industrials
	Boeing Co.	3.250%–6.875%	2/15/33–5/1/60	54,020	62,315	0.99%
	Burlington Northern Santa Fe LLC	3.050%–6.200%	8/15/36–2/15/51	35,116	42,934	0.69%
	CSX Corp.	2.500%–6.220%	10/1/36–3/1/68	27,368	32,256	0.52%
	General Electric Co.[3]	5.875%–6.875%	3/15/32–1/10/39	21,834	29,439	0.46%
	General Electric Co.	4.125%–4.500%	5/1/40–5/1/50	17,303	19,245	0.30%
	Precision Castparts Corp.	3.900%–4.375%	1/15/43–6/15/45	2,062	2,321	0.04%
	Raytheon Technologies Corp.	3.125%–6.125%	5/1/35–7/1/50	38,874	46,688	0.74%
	Union Pacific Corp.	3.250%–4.375%	2/1/35–2/5/70	28,773	32,394	0.51%
	Union Pacific Corp.[3]	3.550%	8/15/39	893	980	0.02%
	Union Pacific Corp.[2,3]	2.973%	9/16/62	3,853	3,604	0.06%
†	Other[3,4]				301,648	4.77%
					573,824	9.10%
Materials
	Lubrizol Corp.	6.500%	10/1/34	658	964	0.02%
†	Other[2,3]				231,677	3.67%
					232,641	3.69%
†Real Estate [1,3]					91,608	1.45%
Technology
	Apple Inc.	2.375%–4.650%	2/23/36–2/8/61	80,381	87,898	1.39%
80

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Intel Corp.	3.100%–4.950%	12/15/32–3/25/60	34,644	41,130	0.65%
	Microsoft Corp.	2.525%–4.750%	2/12/35–6/1/60	75,762	87,202	1.39%
	Oracle Corp.	3.600%–6.500%	7/8/34–4/1/60	79,136	90,099	1.43%
†	Other[1,2,3]				183,600	2.91%
					489,929	7.77%
Utilities
	Berkshire Hathaway Energy Co.[2,3]	1.650%–4.250%	5/15/31–5/15/51	7,650	7,987	0.13%
	Berkshire Hathaway Energy Co.	3.800%–6.125%	4/1/36–1/15/49	10,828	13,661	0.21%
	Consolidated Edison Co. of New York Inc.[3]	3.000%–6.750%	3/1/35–12/1/60	17,819	21,237	0.32%
	Consolidated Edison Co. of New York Inc.	3.700%–5.700%	6/15/40–11/15/59	13,699	16,480	0.25%
	Duke Energy Carolinas LLC	3.200%–6.450%	10/15/32–8/15/49	17,011	20,920	0.32%
	Duke Energy Corp.	3.750%–4.800%	12/15/45–6/15/49	7,078	7,944	0.13%
	Duke Energy Florida LLC	3.400%–6.400%	9/15/37–7/15/48	8,562	10,763	0.18%
	Duke Energy Indiana LLC	2.750%–6.450%	10/15/35–4/1/50	8,029	10,118	0.15%
	Duke Energy Indiana LLC[3]	3.250%–4.900%	7/15/43–10/1/49	2,142	2,461	0.04%
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,783	2,131	0.03%
	Duke Energy Progress LLC	2.500%–6.300%	4/1/38–8/15/50	11,391	13,275	0.20%
	Eastern Energy Gas Holdings LLC	4.600%–4.800%	11/1/43–12/15/44	1,710	2,028	0.03%
	Eastern Energy Gas Holdings LLC[3]	3.900%	11/15/49	450	486	0.01%
	El Paso Electric Co.	5.000%–6.000%	5/15/35–12/1/44	1,712	2,161	0.03%
	MidAmerican Energy Co.	3.150%–6.750%	12/30/31–4/15/50	8,738	10,363	0.17%
	MidAmerican Energy Co.[3]	5.750%–5.800%	11/1/35–10/15/36	2,713	3,755	0.06%
	Nevada Power Co.[3]	3.125%–6.750%	4/1/36–8/1/50	4,774	6,279	0.10%
	Pacific Gas & Electric Co.	3.300%–4.950%	7/1/40–8/1/50	31,646	31,900	0.50%
	PacifiCorp	3.300%–7.700%	11/15/31–3/15/51	14,406	18,501	0.29%
	Piedmont Natural Gas Co. Inc.	3.350%–4.650%	8/1/43–6/1/50	1,996	2,122	0.03%
	Progress Energy Inc.	6.000%–7.750%	3/1/31–12/1/39	2,807	3,827	0.06%
	Southern California Edison Co.	3.650%–6.050%	1/15/34–2/1/50	12,683	14,716	0.24%
	Southern California Edison Co.[3]	2.950%–5.950%	4/1/35–2/1/51	16,241	18,484	0.30%
†	Other[1,2,3]				501,835	8.01%
					743,434	11.79%
Total Corporate Bonds (Cost $6,287,863)					6,222,431	98.70%
†Taxable Municipal Bonds (Cost $465)					503	0.01%
81

Long-Term Corporate Bond Index Fund
	Coupon	Shares	Market Value• ($000)	Percentage of Net Assets
Temporary Cash Investments
Money Market Fund
Vanguard Market Liquidity Fund[5] (Cost $12,455)	0.099%	124,552	12,455	0.20%
Total Investments (Cost $6,310,366)			6,245,046	99.06%
Other Assets and Liabilities—Net			59,196	0.94%
Net Assets			6,304,242	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2021.
2	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value of these securities was $204,728,000, representing 3.2% of net assets.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Securities with a value of $1,359,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	June 2021	98	15,603	(141)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2021	(22)	(4,159)	64
				(77)

See accompanying Notes, which are an integral part of the Financial Statements.
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Long-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,297,911)	6,232,591
Affiliated Issuers (Cost $12,455)	12,455
Total Investments in Securities	6,245,046
Investment in Vanguard	248
Cash	337
Receivables for Investment Securities Sold	79,968
Receivables for Accrued Income	66,139
Receivables for Capital Shares Issued	452
Total Assets	6,392,190
Liabilities
Payables for Investment Securities Purchased	83,464
Payables for Capital Shares Redeemed	3,409
Payables for Distributions	168
Payables to Vanguard	152
Variation Margin Payable—Futures Contracts	755
Total Liabilities	87,948
Net Assets	6,304,242
83

Long-Term Corporate Bond Index Fund
At February 28, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	6,152,913
Total Distributable Earnings (Loss)	151,329
Net Assets	6,304,242

ETF Shares—Net Assets
Applicable to 54,826,726 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,703,323
Net Asset Value Per Share—ETF Shares	$104.02

Admiral Shares—Net Assets
Applicable to 11,702,273 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	326,301
Net Asset Value Per Share—Admiral Shares	$27.88

Institutional Shares—Net Assets
Applicable to 7,936,745 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	274,618
Net Asset Value Per Share—Institutional Shares	$34.60
See accompanying Notes, which are an integral part of the Financial Statements.
84

Long-Term Corporate Bond Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Interest[1]	97,169
Total Income	97,169
Expenses
The Vanguard Group—Note B
Investment Advisory Services	70
Management and Administrative—ETF Shares	1,106
Management and Administrative—Admiral Shares	97
Management and Administrative—Institutional Shares	58
Marketing and Distribution—ETF Shares	138
Marketing and Distribution—Admiral Shares	9
Marketing and Distribution—Institutional Shares	4
Custodian Fees	71
Shareholders’ Reports—ETF Shares	20
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,575
Net Investment Income	95,594
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	243,033
Futures Contracts	635
Realized Net Gain (Loss)	243,668
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(434,425)
Futures Contracts	(103)
Change in Unrealized Appreciation (Depreciation)	(434,528)
Net Increase (Decrease) in Net Assets Resulting from Operations	(95,266)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $234,490,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
85

Long-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	95,594	177,949
Realized Net Gain (Loss)	243,668	309,396
Change in Unrealized Appreciation (Depreciation)	(434,528)	(172,927)
Net Increase (Decrease) in Net Assets Resulting from Operations	(95,266)	314,418
Distributions
ETF Shares	(85,536)	(151,191)
Admiral Shares	(4,962)	(10,090)
Institutional Shares	(4,182)	(16,541)
Total Distributions	(94,680)	(177,822)
Capital Share Transactions
ETF Shares	661,600	1,024,186
Admiral Shares	16,266	53,933
Institutional Shares	14,737	(284,804)
Net Increase (Decrease) from Capital Share Transactions	692,603	793,315
Total Increase (Decrease)	502,657	929,911
Net Assets
Beginning of Period	5,801,585	4,871,674
End of Period	6,304,242	5,801,585
See accompanying Notes, which are an integral part of the Financial Statements.
86

Long-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$107.01	$102.86	$88.35	$94.07	$96.37	$85.25
Investment Operations
Net Investment Income	1.655[1]	3.701[1]	3.936[1]	3.880[1]	3.897[1]	3.905
Net Realized and Unrealized Gain (Loss) on Investments[2]	(2.984)	4.189	14.458	(5.722)	(2.356)	11.127
Total from Investment Operations	(1.329)	7.890	18.394	(1.842)	1.541	15.032
Distributions
Dividends from Net Investment Income	(1.661)	(3.740)	(3.884)	(3.878)	(3.841)	(3.912)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.661)	(3.740)	(3.884)	(3.878)	(3.841)	(3.912)
Net Asset Value, End of Period	$104.02	$107.01	$102.86	$88.35	$94.07	$96.37
Total Return	-1.29%	7.90%	21.60%	-2.01%	1.81%	18.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,703	$5,214	$4,074	$2,509	$2,098	$1,494
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.09%	3.60%	4.36%	4.26%	4.27%	4.46%
Portfolio Turnover Rate[3]	19%	62%	47%	48%	56%	59%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.09, $.09, and $.03.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
87

Long-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$28.68	$27.55	$23.65	$25.18	$25.79	$22.80
Investment Operations
Net Investment Income	.442[1]	.988[1]	1.053[1]	1.043[1]	1.047[1]	1.047
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.807)	1.125	3.895	(1.536)	(.625)	2.991
Total from Investment Operations	(.365)	2.113	4.948	(.493)	.422	4.038
Distributions
Dividends from Net Investment Income	(.435)	(.983)	(1.048)	(1.037)	(1.032)	(1.048)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.435)	(.983)	(1.048)	(1.037)	(1.032)	(1.048)
Net Asset Value, End of Period	$27.88	$28.68	$27.55	$23.65	$25.18	$25.79
Total Return[3]	-1.31%	7.87%	21.64%	-2.00%	1.84%	18.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$326	$320	$256	$186	$161	$90
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.08%	3.58%	4.34%	4.26%	4.27%	4.46%
Portfolio Turnover Rate[4]	19%	62%	47%	48%	56%	59%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.03, $.02, and $.01.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
88

Long-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$35.59	$34.18	$29.36	$31.25	$32.02	$28.31
Investment Operations
Net Investment Income	.552[1]	1.250[1]	1.314[1]	1.299[1]	1.306[1]	1.306
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.999)	1.387	4.812	(1.895)	(.790)	3.710
Total from Investment Operations	(.447)	2.637	6.126	(.596)	.516	5.016
Distributions
Dividends from Net Investment Income	(.543)	(1.227)	(1.306)	(1.294)	(1.286)	(1.306)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.543)	(1.227)	(1.306)	(1.294)	(1.286)	(1.306)
Net Asset Value, End of Period	$34.60	$35.59	$34.18	$29.36	$31.25	$32.02
Total Return[3]	-1.30%	7.91%	21.58%	-1.95%	1.81%	18.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$275	$268	$541	$786	$528	$384
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.09%	3.68%	4.36%	4.28%	4.29%	4.48%
Portfolio Turnover Rate[4]	19%	62%	47%	48%	56%	59%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.03, $.03, and $.01.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
89

Long-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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Long-Term Corporate Bond Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in
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Long-Term Corporate Bond Index Fund
Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $248,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	9,657	—	9,657
Corporate Bonds	—	6,222,431	—	6,222,431
Taxable Municipal Bonds	—	503	—	503
Temporary Cash Investments	12,455	—	—	12,455
Total	12,455	6,232,591	—	6,245,046

Derivative Financial Instruments
Assets
Futures Contracts[1]	64	—	—	64
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Long-Term Corporate Bond Index Fund
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	141	—	—	141
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,314,289
Gross Unrealized Appreciation	143,016
Gross Unrealized Depreciation	(212,336)
Net Unrealized Appreciation (Depreciation)	(69,320)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $38,711,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $4,158,264,000 of investment securities and sold $1,897,886,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $350,265,000 and $1,906,359,000, respectively. Purchases and sales include $3,284,808,000 and $2,622,127,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2021, such purchases and sales were $143,456,000 and $476,905,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Long-Term Corporate Bond Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	3,326,173	31,005	3,855,752	37,213
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,664,573)	(24,900)	(2,831,566)	(28,100)
Net Increase (Decrease)—ETF Shares	661,600	6,105	1,024,186	9,113
Admiral Shares
Issued[1]	63,656	2,186	140,978	5,094
Issued in Lieu of Cash Distributions	3,851	134	7,676	277
Redeemed	(51,241)	(1,775)	(94,721)	(3,505)
Net Increase (Decrease)—Admiral Shares	16,266	545	53,933	1,866
Institutional Shares
Issued[1]	14,327	391	13,691	364
Issued in Lieu of Cash Distributions	4,182	117	14,985	440
Redeemed	(3,772)	(104)	(313,480)	(9,109)
Net Increase (Decrease)—Institutional Shares	14,737	404	(284,804)	(8,305)
1	Includes purchase fees for fiscal 2021 and 2020 of $791,000 and $1,562,000, respectively (fund totals).
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
94

Mortgage-Backed Securities Index Fund
Distribution by Stated Maturity
As of February 28, 2021
0 - 10 Years	2.6%
10 - 20 Years	15.7
20 - 30 Years	69.6
30 - 40 Years	12.1
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
95

Mortgage-Backed Securities Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.7%)
Conventional Mortgage-Backed Securities (99.7%)
[1,2]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	8,622	8,947
[1,2]	Freddie Mac Gold Pool	2.500%	5/1/22–2/1/43	134,547	141,446
[1,2]	Freddie Mac Gold Pool	3.000%	1/1/26–6/1/49	469,156	497,852
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–2/1/49	484,716	521,047
[1,2]	Freddie Mac Gold Pool	4.000%	3/1/24–6/1/49	283,257	309,015
[1,2]	Freddie Mac Gold Pool	4.500%	3/1/23–11/1/48	143,022	158,353
[1,2]	Freddie Mac Gold Pool	5.000%	12/1/21–11/1/48	42,417	48,162
[1,2]	Freddie Mac Gold Pool	5.500%	7/1/22–6/1/41	33,891	38,902
[1,2]	Freddie Mac Gold Pool	6.000%	1/1/24–5/1/40	19,996	23,295
[1,2]	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	1,836	2,100
[1,2]	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	156	176
[1,3,4]	Ginnie Mae I Pool	2.500%	6/20/27–3/15/51	460,721	495,832
[1,3,4]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/51	893,443	938,418
[1,3,4]	Ginnie Mae I Pool	3.500%	12/20/25–3/15/51	850,285	910,592
[1,3]	Ginnie Mae I Pool	4.000%	7/15/24–3/15/51	459,154	496,306
[1]	Ginnie Mae I Pool	4.500%	8/15/33–7/20/50	239,231	262,961
[1]	Ginnie Mae I Pool	5.000%	5/15/33–12/20/49	90,452	101,097
[1]	Ginnie Mae I Pool	5.500%	10/15/32–7/20/49	14,222	16,281
[1]	Ginnie Mae I Pool	6.000%	4/15/28–9/20/41	4,827	5,581
[1]	Ginnie Mae I Pool	6.500%	5/15/24–9/20/40	606	713
[1]	Ginnie Mae I Pool	7.000%	10/15/27–11/20/38	49	59
[1,3]	Ginnie Mae II Pool	2.000%	11/20/50–3/15/51	321,647	349,579
[1,2,3]	UMBS Pool	1.500%	12/1/35–3/15/51	613,012	607,721
[1,2,3]	UMBS Pool	2.000%	4/1/23–3/15/51	2,284,829	2,349,171
[1,2,3]	UMBS Pool	2.500%	11/1/26–3/15/51	1,755,465	1,828,078
[1,2,3]	UMBS Pool	3.000%	11/1/25–3/15/51	1,821,344	1,927,424
[1,2,3]	UMBS Pool	3.500%	8/1/25–3/15/51	1,341,275	1,440,318
[1,2,3]	UMBS Pool	4.000%	4/1/24–3/15/51	993,425	1,082,708
[1,2,3]	UMBS Pool	4.500%	4/1/23–3/15/51	454,175	502,182
[1,2]	UMBS Pool	5.000%	2/1/22–3/1/50	155,142	175,340
[1,2]	UMBS Pool	5.500%	6/1/22–6/1/49	53,492	61,762
[1,2]	UMBS Pool	6.000%	4/1/23–6/1/41	31,863	37,296
[1,2]	UMBS Pool	6.500%	10/1/21–10/1/39	5,113	5,965
[1,2]	UMBS Pool	7.000%	12/1/22–10/1/37	371	429
[1,2]	UMBS Pool	7.500%	11/1/22	1	1
					15,345,109
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	2.209%	12/1/41	39	40
96

Mortgage-Backed Securities Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.893%	9/1/37	18	19
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.473%	1.969%	3/1/43	155	157
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.302%	7/1/43	440	455
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	2.371%	6/1/43	55	56
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.624%	2.424%	10/1/37	26	27
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.002%	3/1/38	3	3
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.656%	2.443%	10/1/42	67	67
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.668%	2.236%	11/1/39	8	9
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	2.350%	8/1/39	22	23
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.212%	10/1/39	12	12
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.326%	9/1/42	212	223
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	12/1/40	53	56
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.722%	3.087%	5/1/42	23	25
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.770%	2.547%	5/1/42	12	13
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.793%	3.360%	8/1/42	55	56
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	2.615%	3/1/42	30	32
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.274%	11/1/41	37	41
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.185%	12/1/40	1	1
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.310%	10/1/40	5	5
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.198%	1/1/42	44	47
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.213%	11/1/41	8	8
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.224%	12/1/41	28	30
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.315%	11/1/40	2	3
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.095%	5/1/41	15	16
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.818%	2.573%	9/1/40	63	66
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.195%	3/1/41	50	53
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.823%	2.291%	12/1/39	49	52
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.200%	2/1/41	2	2
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.828%	2.747%	2/1/42	38	41
97

Mortgage-Backed Securities Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.205%	4/1/41	18	18
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.210%	1/1/40	1	1
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.864%	3.614%	5/1/40	1	1
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	3.659%	4/1/37	5	5
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.154%	11/1/43	60	63
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	2.160%	10/1/37	5	5
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.825%	2/1/37	10	10
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	2.120%	12/1/40	10	11
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%	2.840%	6/1/37	21	23
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.859%	2.246%	2/1/42	11	12
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.772%	6/1/40	8	9
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.813%	6/1/41	22	23
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.887%	2.422%	12/1/39	6	6
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.896%	2.528%	9/1/40	26	27
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.797%	6/1/40	9	9
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.726%	2/1/41	37	39
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.910%	2/1/41	2	2
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	4.085%	3/1/38	5	5
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.125%	11/20/40–12/20/42	178	183
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.250%	7/20/41–8/20/41	53	55
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	4/20/41	2	3
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.000%	1/20/41–2/20/41	165	172
[1,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	1	1
					2,321
Total U.S. Government and Agency Obligations (Cost $15,091,446)					15,347,430
98

Mortgage-Backed Securities Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (15.6%)
Money Market Fund (15.6%)
[6]	Vanguard Market Liquidity Fund (Cost $2,406,767)	0.099%	24,071,707	2,407,171
Total Investments (115.3%) (Cost $17,498,213)				17,754,601
Other Assets and Liabilities—Net (-15.3%)				(2,351,459)
Net Assets (100%)				15,403,142
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2021.
4	Securities with a value of $33,043,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
5	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
LIBOR—London Interbank Offered Rate.
UMBS—Uniform Mortgage-Backed Securities.

See accompanying Notes, which are an integral part of the Financial Statements.
99

Mortgage-Backed Securities Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,091,446)	15,347,430
Affiliated Issuers (Cost $2,406,767)	2,407,171
Total Investments in Securities	17,754,601
Investment in Vanguard	576
Receivables for Investment Securities Sold	596,720
Receivables for Accrued Income	32,673
Receivables for Capital Shares Issued	57,272
Total Assets	18,441,842
Liabilities
Due to Custodian	1,062
Payables for Investment Securities Purchased	3,032,860
Payables for Capital Shares Redeemed	4,006
Payables for Distributions	405
Payables to Vanguard	367
Total Liabilities	3,038,700
Net Assets	15,403,142
At February 28, 2021, net assets consisted of:

Paid-in Capital	15,141,520
Total Distributable Earnings (Loss)	261,622
Net Assets	15,403,142

ETF Shares—Net Assets
Applicable to 261,581,076 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,046,503
Net Asset Value Per Share—ETF Shares	$53.70

Admiral Shares—Net Assets
Applicable to 54,512,432 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,170,087
Net Asset Value Per Share—Admiral Shares	$21.46

Institutional Shares—Net Assets
Applicable to 6,413,930 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	186,552
Net Asset Value Per Share—Institutional Shares	$29.09
See accompanying Notes, which are an integral part of the Financial Statements.
100

Mortgage-Backed Securities Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Interest[1]	90,707
Total Income	90,707
Expenses
The Vanguard Group—Note B
Investment Advisory Services	158
Management and Administrative—ETF Shares	2,566
Management and Administrative—Admiral Shares	335
Management and Administrative—Institutional Shares	39
Marketing and Distribution—ETF Shares	311
Marketing and Distribution—Admiral Shares	31
Marketing and Distribution—Institutional Shares	3
Custodian Fees	53
Shareholders’ Reports—ETF Shares	65
Shareholders’ Reports—Admiral Shares	13
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	3,576
Net Investment Income	87,131
Realized Net Gain (Loss) on Investment Securities Sold[1]	(8,548)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(136,997)
Net Increase (Decrease) in Net Assets Resulting from Operations	(58,414)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,175,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
101

Mortgage-Backed Securities Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	87,131	271,975
Realized Net Gain (Loss)	(8,548)	42,324
Change in Unrealized Appreciation (Depreciation)	(136,997)	218,341
Net Increase (Decrease) in Net Assets Resulting from Operations	(58,414)	532,640
Distributions
ETF Shares	(104,560)	(255,578)
Admiral Shares	(9,072)	(21,433)
Institutional Shares	(1,445)	(3,282)
Total Distributions	(115,077)	(280,293)
Capital Share Transactions
ETF Shares	2,561,022	1,098,083
Admiral Shares	24,598	298,089
Institutional Shares	18,096	48,576
Net Increase (Decrease) from Capital Share Transactions	2,603,716	1,444,748
Total Increase (Decrease)	2,430,225	1,697,095
Net Assets
Beginning of Period	12,972,917	11,275,822
End of Period	15,403,142	12,972,917
See accompanying Notes, which are an integral part of the Financial Statements.
102

Mortgage-Backed Securities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$54.36	$53.26	$51.38	$53.00	$53.79	$53.05
Investment Operations
Net Investment Income	.337[1]	1.197[1]	1.564[1]	1.325[1]	1.059[1]	.967
Net Realized and Unrealized Gain (Loss) on Investments	(.543)	1.146	1.859	(1.683)	(.682)	.968
Total from Investment Operations	(.206)	2.343	3.423	(.358)	.377	1.935
Distributions
Dividends from Net Investment Income	(.345)	(1.243)	(1.543)	(1.262)	(1.004)	(.955)
Distributions from Realized Capital Gains	(.109)	—	—	—	(.163)	(.240)
Total Distributions	(.454)	(1.243)	(1.543)	(1.262)	(1.167)	(1.195)
Net Asset Value, End of Period	$53.70	$54.36	$53.26	$51.38	$53.00	$53.79
Total Return	-0.38%	4.45%	6.80%	-0.67%	0.74%	3.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,047	$11,643	$10,316	$7,193	$4,252	$2,837
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.26%	2.22%	3.01%	2.56%	2.00%	1.85%
Portfolio Turnover Rate[2]	168%	218%	190%	279%	339%	380%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes 144%, 11%, 34%, 78%, 133%, and 175%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
103

Mortgage-Backed Securities Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$21.72	$21.26	$20.51	$21.17	$21.49	$21.20
Investment Operations
Net Investment Income	.134[1]	.470[1]	.622[1]	.528[1]	.413[1]	.388
Net Realized and Unrealized Gain (Loss) on Investments	(.222)	.463	.742	(.674)	(.258)	.387
Total from Investment Operations	(.088)	.933	1.364	(.146)	.155	.775
Distributions
Dividends from Net Investment Income	(.128)	(.473)	(.614)	(.514)	(.410)	(.389)
Distributions from Realized Capital Gains	(.044)	—	—	—	(.065)	(.096)
Total Distributions	(.172)	(.473)	(.614)	(.514)	(.475)	(.485)
Net Asset Value, End of Period	$21.46	$21.72	$21.26	$20.51	$21.17	$21.49
Total Return[2]	-0.41%	4.43%	6.77%	-0.68%	0.76%	3.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,170	$1,159	$841	$725	$527	$554
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.25%	2.18%	2.99%	2.56%	2.00%	1.85%
Portfolio Turnover Rate[3]	168%	218%	190%	279%	339%	380%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 144%, 11%, 34%, 78%, 133%, and 175%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
104

Mortgage-Backed Securities Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$29.44	$28.81	$27.79	$28.69	$29.12	$28.73
Investment Operations
Net Investment Income	.183[1]	.641[1]	.846[1]	.721[1]	.571[1]	.532
Net Realized and Unrealized Gain (Loss) on Investments	(.297)	.636	1.011	(.920)	(.353)	.522
Total from Investment Operations	(.114)	1.277	1.857	(.199)	.218	1.054
Distributions
Dividends from Net Investment Income	(.177)	(.647)	(.837)	(.701)	(.560)	(.534)
Distributions from Realized Capital Gains	(.059)	—	—	—	(.088)	(.130)
Total Distributions	(.236)	(.647)	(.837)	(.701)	(.648)	(.664)
Net Asset Value, End of Period	$29.09	$29.44	$28.81	$27.79	$28.69	$29.12
Total Return	-0.39%	4.48%	6.80%	-0.68%	0.79%	3.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$187	$171	$119	$70	$52	$47
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.26%	2.20%	3.01%	2.58%	2.02%	1.87%
Portfolio Turnover Rate[2]	168%	218%	190%	279%	339%	380%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes 144%, 11%, 34%, 78%, 133%, and 175%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
105

Mortgage-Backed Securities Index Fund
Notes to Financial Statements
Vanguard Mortgage-Backed Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income
106

Mortgage-Backed Securities Index Fund
securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
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Mortgage-Backed Securities Index Fund
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $576,000, representing less than 0.01% of the fund’s net assets and 0.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
108

Mortgage-Backed Securities Index Fund
The following table summarizes the market value of the fund's investments as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	15,347,430	—	15,347,430
Temporary Cash Investments	2,407,171	—	—	2,407,171
Total	2,407,171	15,347,430	—	17,754,601
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,503,766
Gross Unrealized Appreciation	326,070
Gross Unrealized Depreciation	(75,235)
Net Unrealized Appreciation (Depreciation)	250,835
E.	During the six months ended February 28, 2021, the fund purchased $32,388,969,000 of investment securities and sold $23,714,549,000 of investment securities, other than temporary cash investments. Purchases and sales include $52,524,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,700,926	49,976	2,840,003	52,845
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(139,904)	(2,575)	(1,741,920)	(32,350)
Net Increase (Decrease)—ETF Shares	2,561,022	47,401	1,098,083	20,495
Admiral Shares
Issued	324,708	15,020	684,698	31,678
Issued in Lieu of Cash Distributions	5,669	262	13,116	609
Redeemed	(305,779)	(14,135)	(399,725)	(18,497)
Net Increase (Decrease)—Admiral Shares	24,598	1,147	298,089	13,790
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Mortgage-Backed Securities Index Fund
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	21,807	744	74,790	2,567
Issued in Lieu of Cash Distributions	966	33	2,297	79
Redeemed	(4,677)	(160)	(28,511)	(970)
Net Increase (Decrease)—Institutional Shares	18,096	617	48,576	1,676
At February 28, 2021, one shareholder was the record or beneficial owner of 30% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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All rights reserved.
U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q16422 042021

Semiannual Report  |  February 28, 2021
Vanguard Total Corporate Bond ETF

Contents
About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A typical fund’s expenses are expressed as a percentage of its average net assets. The Total Corporate Bond ETF has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.
The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total Corporate Bond ETF.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2021
Total Corporate Bond ETF	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$993.80	$0.25
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.55	0.25
The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the Total Corporate Bond ETF invests. The Total Corporate Bond ETF's annualized expense figure for the period is 0.05%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Total Corporate Bond ETF
Underlying Vanguard Funds
As of February 28, 2021
Vanguard Long-Term Corporate Bond ETF	37.6%
Vanguard Short-Term Corporate Bond ETF	32.6
Vanguard Intermediate-Term Corporate Bond ETF	29.8
The table reflects the fund's investments, except for short-term investments.
3

Total Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Funds (100.0%)
Vanguard Long-Term Corporate Bond ETF	3,318,824	345,357
Vanguard Short-Term Corporate Bond ETF	3,618,098	299,434
Vanguard Intermediate-Term Corporate Bond ETF	2,899,075	274,195
Total Investment Companies (Cost $917,445)		918,986
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.099% (Cost $17)	174	17
Total Investments (100.0%) (Cost $917,462)		919,003
Other Assets and Liabilities—Net (0.0%)		(3)
Net Assets (100%)		919,000
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total Corporate Bond ETF
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $917,462)	919,003
Receivables for Investment Securities Sold	1,335
Total Assets	920,338
Liabilities
Payables for Investment Securities Purchased	1,338
Total Liabilities	1,338
Net Assets	919,000
At February 28, 2021, net assets consisted of:

Paid-in Capital	916,202
Total Distributable Earnings (Loss)	2,798
Net Assets	919,000

Net Assets
Applicable to 10,110,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	919,000
Net Asset Value Per Share	$90.90
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total Corporate Bond ETF
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	8,873
Net Investment Income—Note B	8,873
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	430
Affiliated Funds Sold[1]	1,098
Realized Net Gain (Loss)	1,528
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(20,316)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,915)
1	Includes $1,702,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Total Corporate Bond ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,873	11,005
Realized Net Gain (Loss)	1,528	1,932
Change in Unrealized Appreciation (Depreciation)	(20,316)	12,234
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,915)	25,171
Distributions
Total Distributions	(8,869)	(11,058)
Capital Share Transactions
Issued	336,758	468,094
Issued in Lieu of Cash Distributions	—	—
Redeemed	(17,658)	(66,422)
Net Increase (Decrease) from Capital Share Transactions	319,100	401,672
Total Increase (Decrease)	300,316	415,785
Net Assets
Beginning of Period	618,684	202,899
End of Period	919,000	618,684
See accompanying Notes, which are an integral part of the Financial Statements.
7

Total Corporate Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,		November 07, 2017[1] to August 31, 2018
		2020	2019
Net Asset Value, Beginning of Period	$92.62	$89.19	$81.59	$85.00
Investment Operations
Net Investment Income[2]	1.137	2.638	2.825	2.081
Capital Gain Distributions Received[2]	.055	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.750)	3.614	7.717	(3.445)
Total from Investment Operations	(.558)	6.252	10.542	(1.364)
Distributions
Dividends from Net Investment Income	(1.162)	(2.822)	(2.942)	(2.046)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.162)	(2.822)	(2.942)	(2.046)
Net Asset Value, End of Period	$90.90	$92.62	$89.19	$81.59
Total Return	-0.62%	7.18%	13.29%	-1.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$919	$619	$203	$55
Ratio of Total Expenses to Average Net Assets	—	—	—	—[3]
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.07%[3]
Ratio of Net Investment Income to Average Net Assets	2.47%	2.94%	3.38%	3.10%[3]
Portfolio Turnover Rate[4]	5%	40%	12%	4%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Total Corporate Bond ETF
Notes to Financial Statements
Vanguard Total Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the perfomance of its target index by investing in select bond index ETF's. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or
9

Total Corporate Bond ETF
emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended February 28, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
10

Total Corporate Bond ETF
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2021, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  As of February 28, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	917,763
Gross Unrealized Appreciation	13,632
Gross Unrealized Depreciation	(12,392)
Net Unrealized Appreciation (Depreciation)	1,240
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $289,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	Shares (000)	Shares (000)
Issued	3,620	5,185
Issued in Lieu of Cash Distributions	—	—
Redeemed	(190)	(780)
Net Increase (Decrease) in Shares Outstanding	3,430	4,405
11

Total Corporate Bond ETF
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Aug. 31, 2020 Market Value ($000)	Purchases at Cost ($000)[1]	Proceeds from Securities Sold[2] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Feb. 28, 2021 Market Value ($000)
Vanguard Intermediate-Term Corporate Bond ETF	186,253	105,233	12,007	488	(5,772)	2,508	430	274,195
Vanguard Long-Term Corporate Bond ETF	235,157	147,106	24,149	390	(13,147)	4,184	—	345,357
Vanguard Market Liquidity Fund	14	NA3	NA3	—	—	—	—	17
Vanguard Short-Term Corporate Bond ETF	197,267	122,227	18,883	220	(1,397)	2,181	—	299,434
Total	618,691	374,566	55,039	1,098	(20,316)	8,873	430	919,003
1	Includes $336,736,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
2	Includes $17,656,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
12

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Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q9852 042021

Semiannual Report  |  February 28, 2021
Vanguard Total World Bond ETF

Contents
About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A typical fund’s expenses are expressed as a percentage of its average net assets. The Total World Bond ETF has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.
The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total World Bond ETF.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2021
Total World Bond ETF	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$990.00	$0.30
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.50	0.30
The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the Total World Bond ETF invests. The Total World Bond ETF's annualized expense figure for the period is 0.06%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Total World Bond ETF
Underlying Vanguard Funds
As of February 28, 2021
Vanguard Total International Bond ETF	53.8%
Vanguard Total Bond Market ETF	46.2
The table reflects the fund's investments, except for short-term investments.
3

Total World Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Fund (46.3%)
Vanguard Total Bond Market ETF	2,946,488	253,221
International Bond Fund (53.7%)
Vanguard Total International Bond ETF	5,147,546	294,285
Total Investment Companies (Cost $549,599)		547,506
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.099% (Cost $14)	140	14
Total Investments (100.0%) (Cost $549,613)		547,520
Other Assets and Liabilities—Net (0.0%)		1
Net Assets (100%)		547,521
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total World Bond ETF
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $549,613)	547,520
Receivables for Investment Securities Sold	2,369
Total Assets	549,889
Liabilities
Payables for Investment Securities Purchased	2,368
Total Liabilities	2,368
Net Assets	547,521
At February 28, 2021, net assets consisted of:

Paid-in Capital	549,076
Total Distributable Earnings (Loss)	(1,555)
Net Assets	547,521

Net Assets
Applicable to 6,830,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	547,521
Net Asset Value Per Share	$80.16
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total World Bond ETF
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	3,431
Net Investment Income—Note B	3,431
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	779
Affiliated Funds Sold[1]	(152)
Realized Net Gain (Loss)	627
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(10,268)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,210)
1	Includes $60,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Total World Bond ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,431	7,958
Realized Net Gain (Loss)	627	6,818
Change in Unrealized Appreciation (Depreciation)	(10,268)	(1,953)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,210)	12,823
Distributions
Total Distributions	(3,425)	(7,983)
Capital Share Transactions
Issued	110,224	384,254
Issued in Lieu of Cash Distributions	—	—
Redeemed	(819)	(101,259)
Net Increase (Decrease) from Capital Share Transactions	109,405	282,995
Total Increase (Decrease)	99,770	287,835
Net Assets
Beginning of Period	447,751	159,916
End of Period	547,521	447,751
See accompanying Notes, which are an integral part of the Financial Statements.
7

Total World Bond ETF
Financial Highlights
	Six Months Ended February 28, 2021	Year Ended August 31, 2020	September 4, 2018[1] to August 31, 2019
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$81.56	$80.97	$75.00
Investment Operations
Net Investment Income[2]	.578	2.125	2.004
Capital Gain Distributions Received[2]	.131	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.519)	.782	6.071
Total from Investment Operations	(.810)	2.907	8.075
Distributions
Dividends from Net Investment Income	(.590)	(2.317)	(2.105)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.590)	(2.317)	(2.105)
Net Asset Value, End of Period	$80.16	$81.56	$80.97
Total Return	-1.00%	3.69%	11.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$548	$448	$160
Ratio of Total Expenses to Average Net Assets	—	—	—[3]
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	1.43%	2.64%	2.62%[3]
Portfolio Turnover Rate[4]	5%	19%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Total World Bond ETF
Notes to Financial Statements
Vanguard Total World Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the perfomance of its target index by investing in select bond index ETF's. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
9

Total World Bond ETF
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended February 28, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2021, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  As of February 28, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	549,701
Gross Unrealized Appreciation	3,964
Gross Unrealized Depreciation	(6,145)
Net Unrealized Appreciation (Depreciation)	(2,181)
10

Total World Bond ETF
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $96,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	Shares (000)	Shares (000)
Issued	1,350	4,775
Issued in Lieu of Cash Distributions	—	—
Redeemed	(10)	(1,260)
Net Increase (Decrease) in Shares Outstanding	1,340	3,515
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Aug. 31, 2020 Market Value ($000)	Purchases at Cost ($000)[1]	Proceeds from Securities Sold[2] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Feb. 28, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	14	NA3	NA3	—	—	—	—	14
Vanguard Total Bond Market ETF	210,563	61,823	12,212	(126)	(6,827)	2,234	375	253,221
Vanguard Total International Bond ETF	237,170	71,503	10,921	(26)	(3,441)	1,197	404	294,285
Total	447,747	133,326	23,133	(152)	(10,268)	3,431	779	547,520
1	Includes $110,213,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
2	Includes $818,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
11

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Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q30612 042021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.9%)
	Linde plc	67,027	16,373
	Air Products and Chemicals Inc.	28,173	7,202
	Ecolab Inc.	31,772	6,652
	Freeport-McMoRan Inc.	184,627	6,261
	Dow Inc.	94,608	5,611
	Newmont Corp.	102,426	5,570
	International Flavors & Fragrances Inc.	31,738	4,301
	Fastenal Co.	72,966	3,383
	LyondellBasell Industries NV Class A	32,684	3,369
	International Paper Co.	50,245	2,495
	Nucor Corp.	38,530	2,305
	Albemarle Corp.	14,568	2,290
	Celanese Corp. Class A	14,900	2,070
	Eastman Chemical Co.	17,362	1,897
	Avery Dennison Corp.	10,667	1,869
	FMC Corp.	16,467	1,675
	Mosaic Co.	44,057	1,295
	CF Industries Holdings Inc.	27,294	1,236
	Scotts Miracle-Gro Co.	5,195	1,107
	Steel Dynamics Inc.	25,537	1,062
	Reliance Steel & Aluminum Co.	7,999	1,057
	Royal Gold Inc.	8,297	860
	Southern Copper Corp.	10,597	756
	Huntsman Corp.	25,258	690
	Timken Co.	8,128	637
	Valvoline Inc.	23,585	589
	Ashland Global Holdings Inc.	6,928	583
	Olin Corp.	18,275	565
	Hexcel Corp.	10,423	560
	Element Solutions Inc.	27,975	505
	Chemours Co.	20,793	489
*	Univar Solutions Inc.	21,444	427
	W R Grace & Co.	6,962	413
	Westlake Chemical Corp.	4,305	368
	Cabot Corp.	7,151	352
	NewMarket Corp.	862	327
	GrafTech International Ltd.	9,330	110
			87,311
Consumer Discretionary (16.5%)
*	Amazon.com Inc.	54,118	167,383
*	Tesla Inc.	96,509	65,192
*	Walt Disney Co.	230,667	43,605
	Home Depot Inc.	137,081	35,414
*	Netflix Inc.	54,274	29,246
	Walmart Inc.	177,922	23,116
	NIKE Inc. Class B	156,442	21,085
	McDonald's Corp.	95,014	19,586
	Costco Wholesale Corp.	56,341	18,649
	Starbucks Corp.	149,169	16,115
	Lowe's Cos. Inc.	96,425	15,404
*	Booking Holdings Inc.	5,213	12,139
	Target Corp.	63,754	11,695
	TJX Cos. Inc.	152,847	10,086
	Activision Blizzard Inc.	97,415	9,314
*	Uber Technologies Inc.	175,856	9,101
	General Motors Co.	159,323	8,178
	Estee Lauder Cos. Inc. Class A	28,259	8,078
	Dollar General Corp.	32,087	6,064
1

Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Ford Motor Co.	496,830	5,813
	Ross Stores Inc.	44,510	5,192
*	Spotify Technology SA	16,682	5,128
*	Chipotle Mexican Grill Inc. Class A	3,547	5,115
	Aptiv plc	34,131	5,114
	Marriott International Inc. Class A	34,253	5,072
	Electronic Arts Inc.	36,390	4,875
	eBay Inc.	83,630	4,718
*	Lululemon Athletica Inc.	14,477	4,512
	ViacomCBS Inc. Class B	69,743	4,498
	Southwest Airlines Co.	75,155	4,369
	Hilton Worldwide Holdings Inc.	34,782	4,302
*	Trade Desk Inc. Class A	5,261	4,237
*	O'Reilly Automotive Inc.	9,093	4,068
	Yum! Brands Inc.	38,401	3,976
*	Peloton Interactive Inc. Class A	32,362	3,899
	Delta Air Lines Inc.	81,266	3,896
*	AutoZone Inc.	2,974	3,450
*	Etsy Inc.	15,050	3,315
	VF Corp.	41,103	3,252
	DR Horton Inc.	42,156	3,241
	Yum China Holdings Inc.	51,058	3,055
*	Dollar Tree Inc.	29,962	2,942
	Best Buy Co. Inc.	29,117	2,922
*	Copart Inc.	26,162	2,856
	Lennar Corp. Class A	34,171	2,835
	Expedia Group Inc.	17,256	2,778
*	Take-Two Interactive Software Inc.	14,551	2,684
	Las Vegas Sands Corp.	42,358	2,652
*	Wayfair Inc. Class A	9,049	2,615
*	CarMax Inc.	20,770	2,482
	Garmin Ltd.	19,084	2,367
	Tractor Supply Co.	14,770	2,348
	Darden Restaurants Inc.	16,646	2,286
	MGM Resorts International	60,121	2,272
*	Ulta Beauty Inc.	6,834	2,203
	Royal Caribbean Cruises Ltd.	23,298	2,173
*	Burlington Stores Inc.	8,312	2,151
*	Carvana Co. Class A	7,154	2,028
*	United Airlines Holdings Inc.	36,741	1,936
*	NVR Inc.	429	1,931
	Genuine Parts Co.	17,846	1,880
	Omnicom Group Inc.	27,072	1,861
*	Lyft Inc. Class A	31,436	1,751
	Wynn Resorts Ltd.	13,192	1,738
	Carnival Corp.	64,739	1,732
	Domino's Pizza Inc.	4,950	1,715
*	Discovery Inc. Class C	37,128	1,671
	Pool Corp.	4,942	1,654
	L Brands Inc.	29,351	1,604
*	Live Nation Entertainment Inc.	17,928	1,593
*	Chegg Inc.	16,483	1,591
	Vail Resorts Inc.	5,067	1,567
	PulteGroup Inc.	34,063	1,537
*	LKQ Corp.	38,694	1,524
	Hasbro Inc.	16,217	1,520
	Tapestry Inc.	35,449	1,494
	Whirlpool Corp.	7,799	1,482
	Fortune Brands Home & Security Inc.	17,598	1,463
	American Airlines Group Inc.	69,632	1,458
	Fox Corp. Class A	43,450	1,447
2

Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	BorgWarner Inc.	31,126	1,401
	Advance Auto Parts Inc.	8,305	1,332
*	Five Below Inc.	6,980	1,299
	Interpublic Group of Cos. Inc.	49,545	1,294
	Williams-Sonoma Inc.	9,798	1,286
*	Mohawk Industries Inc.	7,332	1,283
*	Zynga Inc. Class A	113,129	1,261
	Lear Corp.	7,580	1,259
*	Bright Horizons Family Solutions Inc.	7,623	1,217
*	Norwegian Cruise Line Holdings Ltd.	40,499	1,197
	News Corp. Class A	50,275	1,179
*	Discovery Inc. Class A	21,876	1,160
*	Liberty Media Corp.-Liberty Formula One Class C	25,717	1,129
	Newell Brands Inc.	48,597	1,126
*	Floor & Decor Holdings Inc. Class A	11,829	1,125
	Kohl's Corp.	20,125	1,112
	Gentex Corp.	30,929	1,094
	Aramark	28,911	1,073
	New York Times Co. Class A	20,865	1,068
	Service Corp. International	21,421	1,023
	Nielsen Holdings plc	45,537	1,021
*	IAA Inc.	17,089	1,002
	Alaska Air Group Inc.	15,306	995
*	Liberty Media Corp.- Liberty SiriusXM Class C	21,884	966
	Rollins Inc.	28,054	931
*	Planet Fitness Inc. Class A	10,571	910
	PVH Corp.	8,953	895
*	Mattel Inc.	44,028	889
	Polaris Inc.	7,365	867
	Sirius XM Holdings Inc.	146,995	860
*	Capri Holdings Ltd.	17,920	836
	Tempur Sealy International Inc.	24,225	809
	Thor Industries Inc.	6,842	801
	Toll Brothers Inc.	14,835	793
	Dolby Laboratories Inc. Class A	8,056	787
	Hanesbrands Inc.	43,835	775
*	Terminix Global Holdings Inc.	16,844	758
	Wyndham Hotels & Resorts Inc.	11,572	755
	Nexstar Media Group Inc. Class A	5,461	751
*	JetBlue Airways Corp.	38,866	716
	Leggett & Platt Inc.	16,544	716
	Ralph Lauren Corp. Class A	6,017	704
	Harley-Davidson Inc.	19,477	695
	AMERCO	1,146	659
	Foot Locker Inc.	13,310	640
*	Grand Canyon Education Inc.	6,117	640
*	TripAdvisor Inc.	12,885	639
	Travel + Leisure Co.	10,575	639
	Fox Corp. Class B	19,489	622
*	Skechers USA Inc. Class A	16,886	618
	Qurate Retail Inc. Series A	49,145	610
	Sabre Corp.	40,305	592
*	Gap Inc.	23,568	588
*	Ollie's Bargain Outlet Holdings Inc.	6,841	566
*	frontdoor Inc.	10,773	564
	Dick's Sporting Goods Inc.	7,846	560
*	AutoNation Inc.	7,333	550
*	Under Armour Inc. Class A	23,907	523
	Nordstrom Inc.	13,665	498
*	Liberty Media Corp.- Liberty SiriusXM Class A	10,937	486
	Choice Hotels International Inc.	4,600	482
3

Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	H&R Block Inc.	25,013	481
	Wendy's Co.	23,167	473
*	Madison Square Garden Sports Corp.	2,430	467
*	Under Armour Inc. Class C	25,509	464
	Carter's Inc.	5,501	459
	Six Flags Entertainment Corp.	9,804	437
	Hyatt Hotels Corp. Class A	4,314	379
	Columbia Sportswear Co.	3,610	372
	Copa Holdings SA Class A	4,025	369
	Extended Stay America Inc.	22,193	357
*	2U Inc.	8,918	353
	News Corp. Class B	14,686	337
	Graham Holdings Co. Class B	506	304
	John Wiley & Sons Inc. Class A	5,425	286
	Coty Inc. Class A	37,052	284
	Penske Automotive Group Inc.	4,178	284
	World Wrestling Entertainment Inc. Class A	5,628	278
*	Madison Square Garden Entertainment Corp.	2,454	264
*	Leslie's Inc.	9,518	231
*	Lions Gate Entertainment Corp. Class A	11,550	168
	Lennar Corp. Class B	2,176	144
*	Lions Gate Entertainment Corp. Class B	10,757	135
*	Airbnb Inc. Class A	551	114
*	Liberty Media Corp.- Liberty Formula One Class A	2,413	94
	ViacomCBS Inc. Class A	697	45
*	Playtika Holding Corp.	524	16
			764,511
Consumer Staples (4.9%)
	Procter & Gamble Co.	311,070	38,427
	Coca-Cola Co.	493,457	24,174
	PepsiCo Inc.	177,187	22,891
	Philip Morris International Inc.	198,606	16,687
	CVS Health Corp.	166,864	11,368
	Altria Group Inc.	237,364	10,349
	Mondelez International Inc. Class A	180,180	9,578
	Colgate-Palmolive Co.	107,482	8,083
	Kimberly-Clark Corp.	43,309	5,558
	Sysco Corp.	61,800	4,921
	Walgreens Boots Alliance Inc.	92,379	4,428
	Constellation Brands Inc. Class A	20,331	4,354
	Corteva Inc.	95,575	4,315
	General Mills Inc.	77,421	4,259
*	Monster Beverage Corp.	47,047	4,128
	Archer-Daniels-Midland Co.	70,568	3,993
	McKesson Corp.	20,605	3,493
	Kroger Co.	98,752	3,181
	Kraft Heinz Co.	82,591	3,005
	Clorox Co.	16,096	2,914
	Hershey Co.	18,812	2,740
	McCormick & Co. Inc.	31,637	2,666
	Church & Dwight Co. Inc.	31,729	2,499
	Tyson Foods Inc. Class A	36,719	2,485
	Conagra Brands Inc.	62,310	2,114
	AmerisourceBergen Corp. Class A	18,477	1,870
	Kellogg Co.	31,817	1,836
	Keurig Dr Pepper Inc.	56,726	1,731
	Brown-Forman Corp. Class B	24,010	1,719
	Hormel Foods Corp.	35,385	1,641
	J M Smucker Co.	14,045	1,573
	Lamb Weston Holdings Inc.	18,574	1,482
	Bunge Ltd.	17,256	1,321
4

Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Boston Beer Co. Inc. Class A	1,124	1,156
	Campbell Soup Co.	25,027	1,138
	Molson Coors Beverage Co. Class B	22,868	1,017
*	U.S. Foods Holding Corp	27,704	1,010
*	Beyond Meat Inc.	6,697	974
	Casey's General Stores Inc.	4,684	946
	Ingredion Inc.	8,609	777
*	Post Holdings Inc.	7,984	767
	Flowers Foods Inc.	25,001	544
*	Herbalife Nutrition Ltd.	11,487	517
*	Hain Celestial Group Inc.	11,059	466
	Spectrum Brands Holdings Inc.	5,442	422
*	TreeHouse Foods Inc.	7,226	361
	Nu Skin Enterprises Inc. Class A	6,342	325
	Energizer Holdings Inc.	7,750	324
*	Grocery Outlet Holding Corp.	8,922	321
	Brown-Forman Corp. Class A	4,768	318
*	Sprouts Farmers Market Inc.	14,792	312
	Reynolds Consumer Products Inc.	5,894	163
*	Pilgrim's Pride Corp.	6,808	152
	Seaboard Corp.	30	99
[1]	Albertsons Cos. Inc. Class A	5,648	91
			227,983
Energy (2.7%)
	Exxon Mobil Corp.	540,223	29,372
	Chevron Corp.	245,835	24,584
	ConocoPhillips	173,340	9,015
	Schlumberger NV	177,007	4,940
	EOG Resources Inc.	74,276	4,795
	Phillips 66	55,641	4,621
	Marathon Petroleum Corp.	82,469	4,505
	Valero Energy Corp.	51,954	3,999
	Pioneer Natural Resources Co.	25,709	3,820
	Kinder Morgan Inc.	248,031	3,646
	Williams Cos. Inc.	154,916	3,538
	Occidental Petroleum Corp.	107,008	2,848
	ONEOK Inc.	56,538	2,504
	Halliburton Co.	111,874	2,442
*	Enphase Energy Inc.	13,503	2,377
	Hess Corp.	34,791	2,280
	Baker Hughes Co. Class A	83,394	2,042
*	Cheniere Energy Inc.	29,615	1,996
*	SolarEdge Technologies Inc.	6,188	1,846
	Devon Energy Corp.	74,959	1,615
	Diamondback Energy Inc.	20,020	1,387
	Marathon Oil Corp.	99,865	1,109
*	First Solar Inc.	11,821	958
	Cabot Oil & Gas Corp.	49,565	917
	Targa Resources Corp.	28,877	893
	NOV Inc.	49,565	748
	Cimarex Energy Co.	12,877	747
	HollyFrontier Corp.	19,032	721
	EQT Corp.	35,453	631
	Helmerich & Payne Inc.	13,494	388
	Equitrans Midstream Corp.	52,744	381
	Antero Midstream Corp.	35,623	314
	Murphy Oil Corp.	18,520	302
*	Array Technologies Inc.	6,850	254
	Continental Resources Inc.	9,282	224
			126,759
5

Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
Financials (10.9%)
*	Berkshire Hathaway Inc. Class B	240,089	57,744
	JPMorgan Chase & Co.	386,595	56,895
	Bank of America Corp.	987,186	34,265
	Citigroup Inc.	265,719	17,506
	Wells Fargo & Co.	479,234	17,334
	Goldman Sachs Group Inc.	42,255	13,500
	Morgan Stanley	170,010	13,069
	BlackRock Inc.	18,778	13,041
	Charles Schwab Corp.	175,738	10,847
	S&P Global Inc.	30,713	10,116
	Truist Financial Corp.	171,814	9,787
	Chubb Ltd.	57,360	9,326
	PNC Financial Services Group Inc.	54,095	9,107
	CME Group Inc.	45,286	9,044
	U.S. Bancorp	173,402	8,670
	Intercontinental Exchange Inc.	70,620	7,790
	Marsh & McLennan Cos. Inc.	64,562	7,439
	Aon plc Class A	28,910	6,583
	Progressive Corp.	74,574	6,410
	Moody's Corp.	20,702	5,691
	MetLife Inc.	98,023	5,646
	American International Group Inc.	109,887	4,830
	Travelers Cos. Inc.	32,236	4,690
	T Rowe Price Group Inc.	28,815	4,672
	IHS Markit Ltd.	50,565	4,559
	Prudential Financial Inc.	50,408	4,371
	MSCI Inc. Class A	10,371	4,299
	Bank of New York Mellon Corp.	101,802	4,292
	Aflac Inc.	88,544	4,240
	Allstate Corp.	38,684	4,124
	Discover Financial Services	38,986	3,667
	First Republic Bank	22,000	3,624
	Willis Towers Watson plc	16,395	3,617
	Ameriprise Financial Inc.	15,034	3,326
*	SVB Financial Group	6,549	3,310
	State Street Corp.	44,875	3,266
	KKR & Co. Inc.	69,259	3,155
	Fifth Third Bancorp	90,708	3,147
	Arthur J Gallagher & Co.	24,301	2,911
	MarketAxess Holdings Inc.	4,708	2,617
	Regions Financial Corp.	122,775	2,533
	KeyCorp.	124,153	2,500
	M&T Bank Corp.	16,369	2,471
	Citizens Financial Group Inc.	54,498	2,367
	Northern Trust Corp.	24,550	2,335
	Hartford Financial Services Group Inc.	45,670	2,315
	Broadridge Financial Solutions Inc.	14,642	2,086
	Nasdaq Inc.	14,649	2,026
	Ally Financial Inc.	47,499	1,971
	Huntington Bancshares Inc.	128,406	1,970
	Principal Financial Group Inc.	34,568	1,956
*	Markel Corp.	1,713	1,865
	Cincinnati Financial Corp.	18,996	1,859
	Raymond James Financial Inc.	15,633	1,825
*	Arch Capital Group Ltd.	50,107	1,795
	Signature Bank	7,013	1,531
	Equitable Holdings Inc.	50,985	1,508
	Annaly Capital Management Inc.	179,207	1,489
	FactSet Research Systems Inc.	4,725	1,436
	Loews Corp.	29,712	1,421
6

Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Lincoln National Corp.	24,373	1,386
	Brown & Brown Inc.	30,040	1,379
	Cboe Global Markets Inc.	13,791	1,365
	Fidelity National Financial Inc.	35,218	1,348
	LPL Financial Holdings Inc.	9,928	1,306
	East West Bancorp Inc.	17,972	1,297
	W R Berkley Corp.	17,731	1,229
	Globe Life Inc.	13,119	1,225
	Everest Re Group Ltd.	5,016	1,213
	Comerica Inc.	17,564	1,196
	Western Alliance Bancorp	12,526	1,146
	Alleghany Corp.	1,732	1,120
	First Horizon Corp.	69,125	1,120
	AGNC Investment Corp.	69,897	1,120
	Zions Bancorp NA	20,379	1,084
	Invesco Ltd.	48,098	1,078
	RenaissanceRe Holdings Ltd.	6,442	1,076
	Apollo Global Management Inc. Class A	21,593	1,068
	Reinsurance Group of America Inc.	8,608	1,052
	Eaton Vance Corp.	14,137	1,033
	Commerce Bancshares Inc.	13,380	991
	People's United Financial Inc.	54,439	977
	American Financial Group Inc.	9,099	971
	Voya Financial Inc.	16,010	965
	Assurant Inc.	7,482	922
	Franklin Resources Inc.	34,606	906
	TCF Financial Corp.	19,282	864
	Prosperity Bancshares Inc.	11,446	841
	SEI Investments Co.	14,512	813
	Affiliated Managers Group Inc.	5,804	812
	Jefferies Financial Group Inc.	27,707	805
	Starwood Property Trust Inc.	35,150	802
	Synovus Financial Corp.	18,486	782
	Erie Indemnity Co. Class A	3,185	771
	Pinnacle Financial Partners Inc.	9,451	767
	Tradeweb Markets Inc. Class A	10,541	767
	Cullen/Frost Bankers Inc.	7,230	755
	SLM Corp.	47,443	749
	First American Financial Corp.	13,725	721
	Popular Inc.	10,690	714
	Primerica Inc.	4,997	706
	Old Republic International Corp.	36,152	699
	New York Community Bancorp Inc.	56,867	694
	Unum Group	26,014	689
	Interactive Brokers Group Inc. Class A	9,396	680
*	Athene Holding Ltd. Class A	14,647	668
	Ares Management Corp. Class A	12,516	651
	Bank OZK	15,655	645
	Webster Financial Corp.	11,411	631
	Morningstar Inc.	2,751	617
	Evercore Inc. Class A	5,003	599
	Kemper Corp.	7,792	589
	First Citizens BancShares Inc. Class A	788	581
	Hanover Insurance Group Inc.	4,810	555
	New Residential Investment Corp.	52,971	545
	PacWest Bancorp	15,031	545
	Sterling Bancorp	24,712	539
	Axis Capital Holdings Ltd.	10,449	528
	Wintrust Financial Corp.	7,155	527
	MGIC Investment Corp.	42,098	513
	Carlyle Group Inc.	14,807	507
7

Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Lazard Ltd. Class A	13,051	505
	FNB Corp.	41,021	485
	Umpqua Holdings Corp.	28,329	484
	First Hawaiian Inc.	16,781	468
*	Brighthouse Financial Inc.	11,441	456
*	Credit Acceptance Corp.	1,251	454
	White Mountains Insurance Group Ltd.	377	451
	Assured Guaranty Ltd.	10,128	448
	Bank of Hawaii Corp.	5,000	437
	OneMain Holdings Inc.	9,231	433
	Associated Banc-Corp.	18,647	376
*	LendingTree Inc.	1,389	373
	BOK Financial Corp.	4,065	350
*,1	Rocket Cos. Inc. Class A	13,857	303
*	Lemonade Inc.	1,940	244
	Santander Consumer USA Holdings Inc.	9,488	237
	Mercury General Corp.	3,781	221
	Virtu Financial Inc. Class A	8,107	221
	CNA Financial Corp.	3,463	147
	TFS Financial Corp.	6,179	121
	American National Group Inc.	919	83
*	GoHealth Inc. Class A	5,830	79
			502,406
Health Care (12.7%)
	Johnson & Johnson	336,580	53,334
	UnitedHealth Group Inc.	120,495	40,031
	Abbott Laboratories	220,605	26,424
	AbbVie Inc.	224,858	24,226
	Pfizer Inc.	709,804	23,771
	Merck & Co. Inc.	322,480	23,418
	Thermo Fisher Scientific Inc.	50,415	22,691
	Eli Lilly and Co.	107,510	22,028
	Medtronic plc	171,203	20,026
	Bristol-Myers Squibb Co.	288,998	17,724
	Danaher Corp.	79,892	17,550
	Amgen Inc.	74,363	16,726
*	Intuitive Surgical Inc.	14,768	10,881
	Stryker Corp.	44,200	10,727
	Gilead Sciences Inc.	160,301	9,842
	Anthem Inc.	31,771	9,633
	Cigna Corp.	45,223	9,492
	Zoetis Inc.	60,649	9,415
	Becton Dickinson and Co.	35,210	8,491
*	Illumina Inc.	18,722	8,227
*	Boston Scientific Corp.	182,296	7,069
*	Vertex Pharmaceuticals Inc.	33,132	7,042
*	Edwards Lifesciences Corp.	78,663	6,537
	Humana Inc.	16,859	6,401
	HCA Healthcare Inc.	33,991	5,847
*	Align Technology Inc.	9,942	5,638
*	Moderna Inc.	36,377	5,632
*	IDEXX Laboratories Inc.	10,713	5,573
*	Regeneron Pharmaceuticals Inc.	12,343	5,561
*	Biogen Inc.	19,569	5,340
	Baxter International Inc.	64,981	5,048
*	Veeva Systems Inc. Class A	17,232	4,827
	Agilent Technologies Inc.	39,440	4,814
*	IQVIA Holdings Inc.	24,232	4,672
*	DexCom Inc.	11,723	4,663
	Zimmer Biomet Holdings Inc.	26,393	4,304
*	Centene Corp.	73,269	4,289
8

Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Alexion Pharmaceuticals Inc.	27,100	4,140
	ResMed Inc.	18,261	3,520
*	Teladoc Health Inc.	13,724	3,034
*	Laboratory Corp. of America Holdings	12,362	2,966
	Cerner Corp.	38,830	2,685
	West Pharmaceutical Services Inc.	9,370	2,630
*	Exact Sciences Corp.	18,983	2,584
*	Seagen Inc.	16,191	2,447
	Cooper Cos. Inc.	6,220	2,402
*	Catalent Inc.	20,782	2,363
*	Hologic Inc.	32,761	2,362
	Teleflex Inc.	5,932	2,362
*	Viatris Inc.	154,318	2,292
*	Horizon Therapeutics plc	24,947	2,268
*	Alnylam Pharmaceuticals Inc.	14,759	2,186
*	Insulet Corp.	8,385	2,173
*	Varian Medical Systems Inc.	11,610	2,035
	Quest Diagnostics Inc.	17,107	1,977
*	Novocure Ltd.	12,899	1,923
	Cardinal Health Inc.	37,070	1,910
*	Elanco Animal Health Inc. (XNYS)	57,799	1,899
	STERIS plc	10,769	1,882
*	ABIOMED Inc.	5,673	1,841
*	Incyte Corp.	23,042	1,812
	PerkinElmer Inc.	14,272	1,800
*	BioMarin Pharmaceutical Inc.	23,129	1,791
*	Charles River Laboratories International Inc.	6,192	1,772
*	Avantor Inc.	62,748	1,749
	Bio-Techne Corp.	4,810	1,740
*	Molina Healthcare Inc.	7,461	1,617
*	Bio-Rad Laboratories Inc. Class A	2,680	1,566
*	Masimo Corp.	6,217	1,559
*	Guardant Health Inc.	10,433	1,536
	DENTSPLY SIRONA Inc.	27,661	1,468
*	QIAGEN NV	28,735	1,437
*	Repligen Corp.	6,630	1,408
*	10X Genomics Inc. Class A	7,315	1,302
*	Neurocrine Biosciences Inc.	11,734	1,285
*	Penumbra Inc.	4,212	1,198
*	PRA Health Sciences Inc.	8,047	1,186
	Universal Health Services Inc. Class B	9,312	1,167
*	Jazz Pharmaceuticals plc	6,938	1,166
*	Henry Schein Inc.	18,111	1,120
*	Amedisys Inc.	4,080	1,035
	Encompass Health Corp.	12,637	1,017
*	DaVita Inc.	9,779	999
*	United Therapeutics Corp.	5,483	917
	Hill-Rom Holdings Inc.	8,455	902
*	Acceleron Pharma Inc.	6,591	897
	Chemed Corp.	1,970	877
*	Ionis Pharmaceuticals Inc.	16,492	864
*	Exelixis Inc.	39,360	853
*	Sarepta Therapeutics Inc.	9,527	829
	Bruker Corp.	13,169	803
*	Haemonetics Corp.	6,319	799
*	Envista Holdings Corp.	20,252	781
*	Quidel Corp.	4,694	771
*	Syneos Health Inc.	9,706	751
*	Tandem Diabetes Care Inc.	7,653	735
*	PPD Inc.	20,056	703
	Perrigo Co. plc	17,329	699
9

Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	ACADIA Pharmaceuticals Inc.	13,872	679
*	Iovance Biotherapeutics Inc.	17,637	658
	Royalty Pharma plc Class A	13,945	649
*	Acadia Healthcare Co. Inc.	11,189	618
*	Integra LifeSciences Holdings Corp.	9,004	615
*	Globus Medical Inc. Class A	9,428	589
*	Sage Therapeutics Inc.	6,612	562
*	Adaptive Biotechnologies Corp.	9,525	539
	Premier Inc. Class A	15,426	522
*	ICU Medical Inc.	2,435	505
*	Nektar Therapeutics Class A	21,612	490
*	Alkermes plc	19,708	375
*	Agios Pharmaceuticals Inc.	7,679	364
*	Reata Pharmaceuticals Inc. Class A	2,976	364
*	Global Blood Therapeutics Inc.	7,419	316
*	Bluebird Bio Inc.	8,241	256
*	Oak Street Health Inc.	4,259	226
*	American Well Corp. Class A	7,065	173
*	Berkeley Lights Inc.	1,573	97
			587,303
Industrials (13.8%)
	Visa Inc. Class A	215,507	45,772
	Mastercard Inc. Class A	112,599	39,843
*	PayPal Holdings Inc.	149,882	38,947
	Accenture plc Class A	81,352	20,411
	Honeywell International Inc.	89,616	18,134
	Union Pacific Corp.	86,650	17,846
	Caterpillar Inc.	69,092	14,916
	Boeing Co.	68,145	14,447
	United Parcel Service Inc. Class B	91,450	14,434
	General Electric Co.	1,109,031	13,907
	Raytheon Technologies Corp.	181,947	13,098
	3M Co.	71,727	12,557
	Deere & Co.	35,962	12,555
	American Express Co.	83,435	11,285
	Fidelity National Information Services Inc.	78,789	10,873
*	Square Inc. Class A	47,108	10,836
	Lockheed Martin Corp.	31,582	10,430
	Automatic Data Processing Inc.	54,844	9,544
	CSX Corp.	97,292	8,907
*	Fiserv Inc.	73,239	8,450
	Norfolk Southern Corp.	32,648	8,229
	Illinois Tool Works Inc.	40,164	8,120
	FedEx Corp.	30,826	7,845
	Global Payments Inc.	37,967	7,517
	Sherwin-Williams Co.	10,507	7,148
	Capital One Financial Corp.	57,675	6,932
	Eaton Corp. plc	51,036	6,644
	Emerson Electric Co.	75,943	6,523
	Northrop Grumman Corp.	19,937	5,815
	General Dynamics Corp.	32,360	5,290
	Johnson Controls International plc	92,610	5,167
	DuPont de Nemours Inc.	68,489	4,816
	Cummins Inc.	18,773	4,753
	Parker-Hannifin Corp.	16,301	4,678
	Trane Technologies plc	30,425	4,662
	PPG Industries Inc.	30,046	4,051
	Carrier Global Corp.	110,572	4,039
	PACCAR Inc.	43,219	3,932
*	TransDigm Group Inc.	6,653	3,837
	Paychex Inc.	40,877	3,723
10

Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Cintas Corp.	11,243	3,647
	Rockwell Automation Inc.	14,773	3,594
	Ball Corp.	40,701	3,475
	AMETEK Inc.	29,223	3,447
	Stanley Black & Decker Inc.	19,647	3,435
*	Keysight Technologies Inc.	23,841	3,374
*	Mettler-Toledo International Inc.	3,006	3,355
*	Zebra Technologies Corp. Class A	6,685	3,339
	Otis Worldwide Corp.	52,010	3,314
	Verisk Analytics Inc. Class A	20,210	3,311
*	FleetCor Technologies Inc.	10,513	2,915
	Synchrony Financial	74,241	2,872
	Vulcan Materials Co.	16,868	2,817
*	United Rentals Inc.	9,182	2,731
	Martin Marietta Materials Inc.	7,934	2,673
	Old Dominion Freight Line Inc.	12,443	2,672
*	Generac Holdings Inc.	7,799	2,570
	Kansas City Southern	11,916	2,530
	Fortive Corp.	37,993	2,501
	Equifax Inc. (XNYS)	15,442	2,500
*	Trimble Inc.	31,848	2,361
	Xylem Inc.	22,859	2,276
	Dover Corp.	18,363	2,263
*	StoneCo. Ltd. Class A	25,775	2,212
	Amcor plc	199,896	2,187
*	Waters Corp.	7,823	2,143
	WW Grainger Inc.	5,690	2,121
*	Ingersoll Rand Inc.	44,354	2,055
	TransUnion	24,281	2,045
	Expeditors International of Washington Inc.	21,425	1,968
	IDEX Corp.	9,541	1,862
	Jacobs Engineering Group Inc.	15,860	1,825
	Masco Corp.	33,352	1,775
	Cognex Corp.	21,293	1,759
*	Teledyne Technologies Inc.	4,597	1,705
	Westinghouse Air Brake Technologies Corp.	22,973	1,664
*	Fair Isaac Corp.	3,543	1,621
*	Crown Holdings Inc.	16,490	1,576
	JB Hunt Transport Services Inc.	10,684	1,569
	Packaging Corp. of America	11,881	1,569
	CH Robinson Worldwide Inc.	16,863	1,532
*	Bill.Com Holdings Inc.	9,272	1,530
	Quanta Services Inc.	17,501	1,467
	Textron Inc.	29,068	1,463
	Graco Inc.	20,964	1,454
	Jack Henry & Associates Inc.	9,724	1,443
	Westrock Co.	32,769	1,428
	Howmet Aerospace Inc.	50,306	1,414
	Nordson Corp.	7,314	1,407
	Snap-on Inc.	6,839	1,389
	Toro Co.	13,552	1,366
*	XPO Logistics Inc.	11,538	1,345
*	Trex Co. Inc.	14,638	1,341
	Booz Allen Hamilton Holding Corp. Class A	17,098	1,319
*	Axon Enterprise Inc.	7,946	1,315
	RPM International Inc.	16,280	1,297
	Allegion plc	11,694	1,272
	Lennox International Inc.	4,433	1,240
	Hubbell Inc. Class B	6,835	1,213
	Western Union Co.	51,848	1,204
	Pentair plc	21,001	1,175
11

Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	WEX Inc.	5,622	1,171
	MKS Instruments Inc.	6,935	1,144
	HEICO Corp. Class A	9,752	1,129
*	Sensata Technologies Holding plc	19,615	1,124
*	AECOM	19,365	1,121
	Owens Corning	13,725	1,112
	Robert Half International Inc.	14,214	1,106
	AptarGroup Inc.	8,103	1,054
*	Middleby Corp.	7,002	1,025
	Watsco Inc.	4,190	1,019
	AGCO Corp.	7,821	1,013
	A O Smith Corp.	16,987	1,009
	Carlisle Cos. Inc.	6,713	975
*	Euronet Worldwide Inc.	6,403	962
	Genpact Ltd.	23,632	956
	Donaldson Co. Inc.	16,167	952
*	Berry Global Group Inc.	16,947	939
*	Paylocity Holding Corp.	4,858	929
	Oshkosh Corp.	8,710	923
	ITT Inc.	10,942	908
	FLIR Systems Inc.	16,826	898
	Brunswick Corp.	10,135	896
	Huntington Ingalls Industries Inc.	5,068	891
	Lincoln Electric Holdings Inc.	7,303	863
	CoreLogic Inc.	9,796	829
	Sealed Air Corp.	19,560	820
	Woodward Inc.	7,074	808
	Littelfuse Inc.	3,012	784
	Landstar System Inc.	4,888	783
	Sonoco Products Co.	12,771	761
*	Coherent Inc.	3,090	748
	MSA Safety Inc.	4,640	747
*	Axalta Coating Systems Ltd.	27,168	743
	HEICO Corp.	5,750	723
	MDU Resources Group Inc.	25,607	720
	BWX Technologies Inc.	12,206	708
	ManpowerGroup Inc.	7,406	699
	Regal Beloit Corp.	5,085	695
	Knight-Swift Transportation Holdings Inc.	16,062	694
	Eagle Materials Inc.	5,199	652
	Valmont Industries Inc.	2,704	640
	Air Lease Corp. Class A	13,615	624
	Flowserve Corp.	16,787	621
*	Vontier Corp.	19,366	608
	Curtiss-Wright Corp.	5,280	583
	Alliance Data Systems Corp.	6,017	581
	Spirit AeroSystems Holdings Inc. Class A	13,554	581
	Acuity Brands Inc.	4,640	572
	Allison Transmission Holdings Inc.	14,551	552
*	Colfax Corp.	12,404	550
	Graphic Packaging Holding Co.	33,985	539
*	AZEK Co. Inc. Class A	11,813	521
	Armstrong World Industries Inc.	6,049	518
	nVent Electric plc	19,692	517
	Crane Co.	6,123	513
*	FTI Consulting Inc.	4,460	511
	MSC Industrial Direct Co. Inc. Class A	5,670	488
*	Kirby Corp.	7,483	468
	Ryder System Inc.	6,799	461
*	Mercury Systems Inc.	6,966	455
	Silgan Holdings Inc.	9,870	371
12

Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Trinity Industries Inc.	10,854	348
*	Virgin Galactic Holdings Inc.	8,609	320
	Macquarie Infrastructure Corp.	9,360	293
*	Pluralsight Inc. Class A	11,589	239
	Schneider National Inc. Class B	7,343	170
	ADT Inc.	18,834	143
*	Gates Industrial Corp. plc	8,436	127
	Ardagh Group SA	2,043	52
*	Affirm Holdings Inc.	152	14
			638,168
Oil & Gas (0.0%)
*	APA Corp.	48,120	949
Real Estate (3.2%)
	American Tower Corp.	56,296	12,167
	Prologis Inc.	93,911	9,304
	Crown Castle International Corp.	53,022	8,258
	Equinix Inc.	11,331	7,346
	Digital Realty Trust Inc.	35,595	4,796
	Simon Property Group Inc.	41,204	4,653
	Public Storage	19,215	4,495
*	CoStar Group Inc.	4,968	4,093
	Welltower Inc.	53,283	3,618
	SBA Communications Corp. Class A	14,088	3,594
*	CBRE Group Inc. Class A	42,525	3,222
	Weyerhaeuser Co.	95,140	3,222
	AvalonBay Communities Inc.	17,930	3,151
	Equity Residential	46,860	3,065
*	Zillow Group Inc. Class C	18,510	2,986
	Alexandria Real Estate Equities Inc.	17,044	2,722
	Realty Income Corp.	44,804	2,700
	Ventas Inc.	47,633	2,520
	Essex Property Trust Inc.	8,260	2,105
	Invitation Homes Inc.	71,657	2,088
	Sun Communities Inc.	13,529	2,056
	Extra Space Storage Inc.	15,997	2,011
	Healthpeak Properties Inc.	68,378	1,989
	Boston Properties Inc.	19,765	1,959
	Mid-America Apartment Communities Inc.	14,477	1,951
	VICI Properties Inc.	67,768	1,931
	Duke Realty Corp.	46,777	1,836
	Medical Properties Trust Inc.	71,426	1,542
	UDR Inc.	37,363	1,538
	WP Carey Inc.	22,281	1,527
	Host Hotels & Resorts Inc.	88,933	1,475
	Equity LifeStyle Properties Inc.	22,153	1,366
	Iron Mountain Inc.	36,735	1,278
	Camden Property Trust	12,037	1,254
*	Zillow Group Inc. Class A	7,386	1,254
	Gaming and Leisure Properties Inc.	27,466	1,220
	Regency Centers Corp.	21,411	1,173
*	Jones Lang LaSalle Inc.	6,573	1,144
	American Homes 4 Rent Class A	34,891	1,087
	VEREIT Inc.	27,806	1,085
	Omega Healthcare Investors Inc.	28,483	1,058
	STORE Capital Corp.	30,416	1,017
	CyrusOne Inc.	15,467	1,015
*	RealPage Inc.	11,228	974
	Federal Realty Investment Trust	9,605	972
	Kimco Realty Corp.	52,784	968
	National Retail Properties Inc.	22,051	967
13

Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Vornado Realty Trust	22,309	958
	Lamar Advertising Co. Class A	10,893	943
	Kilroy Realty Corp.	14,611	927
	CubeSmart	24,725	914
	Americold Realty Trust	25,660	899
	Life Storage Inc.	9,215	773
	Apartment Income REIT Corp.	18,902	773
	Healthcare Trust of America Inc. Class A	27,778	755
	Rexford Industrial Realty Inc.	15,825	755
	Brixmor Property Group Inc.	37,725	742
	American Campus Communities Inc.	17,609	721
	Douglas Emmett Inc.	21,295	697
	First Industrial Realty Trust Inc.	16,188	691
	Park Hotels & Resorts Inc.	30,405	661
	SL Green Realty Corp.	9,218	637
	CoreSite Realty Corp.	5,186	631
	Cousins Properties Inc.	18,825	631
	Spirit Realty Capital Inc.	14,460	622
	Rayonier Inc.	16,750	547
	Highwoods Properties Inc.	13,211	528
	JBG SMITH Properties	15,718	499
	Hudson Pacific Properties Inc.	19,036	487
*	Howard Hughes Corp.	4,878	463
	EPR Properties	9,425	426
	Equity Commonwealth	14,959	422
	Weingarten Realty Investors	15,684	398
	Apple Hospitality REIT Inc.	27,153	387
	Outfront Media Inc.	18,634	378
	Corporate Office Properties Trust	14,311	372
	Brandywine Realty Trust	20,468	250
	Paramount Group Inc.	23,238	215
	Empire State Realty Trust Inc. Class A	19,001	209
	Apartment Investment and Management Co. Class A	18,358	87
	Brookfield Property REIT Inc. Class A	4,848	85
			147,235
Technology (27.3%)
	Apple Inc.	2,059,832	249,775
	Microsoft Corp.	955,806	222,110
*	Facebook Inc. Class A	306,491	78,958
*	Alphabet Inc. Class A	38,323	77,486
*	Alphabet Inc. Class C	37,104	75,576
	NVIDIA Corp.	75,341	41,331
	Intel Corp.	523,664	31,828
*	Adobe Inc.	61,405	28,226
*	salesforce.com Inc.	111,905	24,227
	Broadcom Inc.	50,399	23,681
	Texas Instruments Inc.	117,164	20,184
	QUALCOMM Inc.	143,625	19,560
	Oracle Corp.	240,534	15,517
	Applied Materials Inc.	116,896	13,816
	International Business Machines Corp.	113,403	13,487
*	ServiceNow Inc.	24,808	13,234
*	Micron Technology Inc.	141,875	12,986
*	Advanced Micro Devices Inc.	152,783	12,912
	Intuit Inc.	32,159	12,547
	Lam Research Corp.	18,492	10,488
*	Zoom Video Communications Inc. Class A	21,791	8,141
*	Autodesk Inc.	27,974	7,721
*	Twitter Inc.	99,357	7,656
	Analog Devices Inc.	46,920	7,311
*	Twilio Inc. Class A	18,314	7,195
14

Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	KLA Corp.	19,775	6,155
*	Workday Inc. Class A	22,447	5,504
*	DocuSign Inc. Class A	22,715	5,149
	HP Inc.	175,286	5,078
	Roper Technologies Inc.	13,279	5,014
	Cognizant Technology Solutions Corp. Class A	68,120	5,005
*	Cadence Design Systems Inc.	35,126	4,956
	Microchip Technology Inc.	31,816	4,856
*	Synopsys Inc.	19,266	4,724
	Amphenol Corp. Class A	37,200	4,675
*	Match Group Inc.	28,556	4,365
*	Palo Alto Networks Inc.	11,858	4,249
*	Crowdstrike Holdings Inc. Class A	19,312	4,171
*	Pinterest Inc. Class A	51,150	4,122
	Marvell Technology Group Ltd.	84,837	4,096
	Xilinx Inc.	31,121	4,055
*	Atlassian Corp. plc Class A	16,733	3,977
*	Okta Inc.	14,649	3,830
*	RingCentral Inc. Class A	10,029	3,793
	Skyworks Solutions Inc.	21,240	3,777
*	ANSYS Inc.	10,922	3,724
	Corning Inc.	95,550	3,654
	Maxim Integrated Products Inc.	33,865	3,155
*	Coupa Software Inc.	8,766	3,035
*	Splunk Inc.	20,278	2,900
*	Fortinet Inc.	16,964	2,864
	CDW Corp.	18,091	2,838
*	HubSpot Inc.	5,283	2,721
	Teradyne Inc.	21,112	2,715
*	Dell Technologies Class C	33,068	2,681
	Western Digital Corp.	38,910	2,667
*	Qorvo Inc.	14,568	2,545
*	EPAM Systems Inc.	6,785	2,535
*	MongoDB Inc.	6,503	2,510
*	VeriSign Inc.	12,887	2,500
	Hewlett Packard Enterprise Co.	163,582	2,382
*	Paycom Software Inc.	6,297	2,357
*	Tyler Technologies Inc.	5,067	2,348
*	IAC/Inter Active Corp.	9,585	2,347
*	Zendesk Inc.	14,759	2,157
	Citrix Systems Inc.	15,762	2,106
*	Arista Networks Inc.	7,507	2,101
*	ON Semiconductor Corp.	51,925	2,091
	Monolithic Power Systems Inc.	5,571	2,086
*	Slack Technologies Inc. Class A	48,797	1,997
*	Gartner Inc.	11,078	1,983
*	Akamai Technologies Inc.	20,474	1,935
	SS&C Technologies Holdings Inc.	28,559	1,893
*	Zscaler Inc.	9,158	1,878
*	Datadog Inc. Class A	19,529	1,863
*	PTC Inc.	13,288	1,820
	Entegris Inc.	16,999	1,788
	NetApp Inc.	28,102	1,759
*	GoDaddy Inc. Class A	21,373	1,734
*	Avalara Inc.	10,457	1,641
*	Nuance Communications Inc.	35,842	1,599
*	Cree Inc.	13,995	1,588
	Leidos Holdings Inc.	17,111	1,513
*	F5 Networks Inc.	7,791	1,480
*	Black Knight Inc.	19,138	1,468
*	Five9 Inc.	7,802	1,445
15

Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	VMware Inc. Class A	10,297	1,423
	NortonLifeLock Inc.	69,899	1,364
*	Ceridian HCM Holding Inc.	14,582	1,307
*	Aspen Technology Inc.	8,608	1,296
	Amdocs Ltd.	16,566	1,256
*	Guidewire Software Inc.	10,620	1,179
	Universal Display Corp.	5,489	1,162
*	Dynatrace Inc.	23,094	1,149
*	Elastic NV	8,414	1,131
*	Anaplan Inc.	16,820	1,093
*	Globant SA	4,918	1,056
*	Cloudflare Inc. Class A	13,842	1,024
*	IPG Photonics Corp.	4,467	1,016
*	Inphi Corp.	6,105	1,005
*	Smartsheet Inc. Class A	14,295	990
*	Manhattan Associates Inc.	7,994	983
*	Arrow Electronics Inc.	9,584	961
*	Proofpoint Inc.	7,194	870
	Jabil Inc.	19,141	826
	DXC Technology Co.	32,590	822
	CDK Global Inc.	15,682	786
*	Grubhub Inc.	11,826	758
*	Fastly Inc. Class A	10,191	750
*	Nutanix Inc. Class A	24,559	744
	National Instruments Corp.	16,332	725
*	Pure Storage Inc. Class A	30,883	722
*	Change Healthcare Inc.	30,924	707
*	CACI International Inc. Class A	3,178	703
*	Dropbox Inc. Class A	31,164	703
*	Everbridge Inc.	4,506	690
	Pegasystems Inc.	5,001	662
*	Concentrix Corp.	5,347	660
*	Alteryx Inc. Class A	6,860	656
	Science Applications International Corp.	7,355	634
*	Cirrus Logic Inc.	7,462	610
	Vertiv Holdings Co. Class A	28,069	587
*	NCR Corp.	15,853	551
*	Teradata Corp.	13,664	548
*	FireEye Inc.	27,997	541
	Xerox Holdings Corp.	20,999	535
	Avnet Inc.	12,133	462
	SYNNEX Corp.	5,150	459
*	Medallia Inc.	10,913	441
*	Unity Software Inc.	3,735	402
*	New Relic Inc.	6,564	401
*	PagerDuty Inc.	8,676	388
*	Dun & Bradstreet Holdings Inc.	10,531	230
*	Duck Creek Technologies Inc.	4,008	190
	Switch Inc. Class A	9,881	171
*	Vroom Inc.	3,517	156
*	Allegro MicroSystems Inc.	5,809	152
*	Jamf Holding Corp.	3,962	148
*	nCino Inc.	1,932	132
*	BigCommerce Holdings Inc. Series 1	1,684	100
*	SolarWinds Corp.	5,529	90
	McAfee Corp.Class A	4,239	88
*	JFrog Ltd.	1,557	83
*	Datto Holding Corp.	2,725	63
*	Palantir Technologies Inc. Class A	1,083	26
*	Qualtrics International Inc. Class A	340	13
*	DoorDash Inc. Class A	67	11
16

Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Bumble Inc. Class A	166	11
			1,259,309
Telecommunications (3.4%)
	Comcast Corp. Class A	578,375	30,492
	Verizon Communications Inc.	528,909	29,249
	AT&T Inc.	910,248	25,387
	Cisco Systems Inc.	542,021	24,320
*	Charter Communications Inc. Class A	18,475	11,333
*	T-Mobile US Inc.	70,191	8,421
*	Roku Inc.	13,873	5,487
	L3Harris Technologies Inc.	26,743	4,865
	Motorola Solutions Inc.	21,668	3,802
*	Liberty Broadband Corp. Class C	20,404	3,051
	Lumen Technologies Inc.	138,526	1,702
	Cable One Inc.	677	1,296
*	Altice USA Inc. Class A	37,312	1,254
*	Ciena Corp.	19,355	1,010
*	DISH Network Corp. Class A	31,194	983
	Juniper Networks Inc.	42,200	982
*	Lumentum Holdings Inc.	9,515	856
*	Liberty Broadband Corp. Class A	3,160	459
*	ViaSat Inc.	7,534	385
*	Comm Scope Holding Co. Inc.	24,268	354
	Ubiquiti Inc.	1,087	347
	Telephone and Data Systems Inc.	12,301	220
*	EchoStar Corp. Class A	6,202	141
*	U.S. Cellular Corp.	2,195	65
			156,461
Utilities (2.6%)
	NextEra Energy Inc.	249,795	18,355
	Duke Energy Corp.	93,693	8,019
	Southern Co.	134,677	7,639
	Dominion Energy Inc.	103,944	7,101
	Waste Management Inc.	53,877	5,974
	Exelon Corp.	124,120	4,791
	American Electric Power Co. Inc.	63,285	4,737
	Sempra Energy	36,916	4,281
	Xcel Energy Inc.	66,935	3,922
	Eversource Energy	43,741	3,477
	Public Service Enterprise Group Inc.	64,371	3,465
	American Water Works Co. Inc.	23,101	3,278
	WEC Energy Group Inc.	40,265	3,247
	DTE Energy Co.	24,498	2,884
	Consolidated Edison Inc.	42,764	2,807
	PPL Corp.	98,392	2,577
	Edison International	45,682	2,466
	Republic Services Inc. Class A	26,795	2,387
	FirstEnergy Corp.	69,272	2,296
	AES Corp.	84,489	2,244
	Entergy Corp.	25,675	2,229
	Ameren Corp.	31,482	2,212
	CMS Energy Corp.	36,539	1,977
*	PG&E Corp.	167,724	1,763
	Evergy Inc.	28,812	1,545
	Alliant Energy Corp.	31,876	1,471
	Atmos Energy Corp.	15,854	1,341
	CenterPoint Energy Inc.	64,575	1,255
	Essential Utilities Inc.	28,514	1,199
	NRG Energy Inc.	30,910	1,129
	Vistra Corp.	61,944	1,069
17

Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	NiSource Inc.	49,110	1,061
	UGI Corp.	26,262	1,006
	Pinnacle West Capital Corp.	14,257	997
*	Stericycle Inc.	11,671	757
	OGE Energy Corp.	25,108	735
*	Clean Harbors Inc.	6,620	564
	IDACORP Inc.	6,523	563
	National Fuel Gas Co.	10,846	493
	Hawaiian Electric Industries Inc.	13,379	468
	Avangrid Inc.	7,287	333
			120,114
Total Common Stocks (Cost $2,963,035)			4,618,509
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 0.099% (Cost $368)	3,683	368
Total Investments (99.9%) (Cost $2,963,403)			4,618,877
Other Assets and Liabilities—Net (0.1%)			2,665
Net Assets (100%)			4,621,542
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $372,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $365,000 was received for securities on loan.
REIT—Real Estate Investment Trust.
18

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (3.4%)
	Linde plc	149,064	36,412
	Air Products and Chemicals Inc.	54,641	13,967
	Freeport-McMoRan Inc.	410,476	13,919
	Dow Inc.	210,469	12,483
	Newmont Corp.	227,789	12,387
	Ecolab Inc.	56,689	11,868
	International Flavors & Fragrances Inc.	70,571	9,563
	LyondellBasell Industries NV Class A	72,711	7,496
	International Paper Co.	111,670	5,544
	Albemarle Corp.	32,353	5,086
	Nucor Corp.	85,026	5,086
	Celanese Corp. Class A	32,826	4,560
	Eastman Chemical Co.	38,695	4,228
	FMC Corp.	29,361	2,986
	Mosaic Co.	97,387	2,863
	CF Industries Holdings Inc.	60,213	2,726
	Avery Dennison Corp.	13,821	2,422
	Reliance Steel & Aluminum Co.	18,080	2,390
	Steel Dynamics Inc.	57,207	2,379
	Southern Copper Corp.	23,664	1,688
	Huntsman Corp.	58,426	1,595
	Fastenal Co.	30,337	1,407
	Timken Co.	17,663	1,384
	Ashland Global Holdings Inc.	15,496	1,304
	Valvoline Inc.	51,757	1,292
	Hexcel Corp.	23,460	1,261
	Olin Corp.	39,801	1,231
	Element Solutions Inc.	60,737	1,096
	Chemours Co.	45,685	1,075
*	Univar Solutions Inc.	46,538	927
	Westlake Chemical Corp.	9,476	811
	Cabot Corp.	15,574	767
	W R Grace & Co.	10,079	597
	Royal Gold Inc.	5,125	532
	GrafTech International Ltd.	18,880	223
	Scotts Miracle-Gro Co.	648	138
	NewMarket Corp.	308	117
			175,810
Consumer Discretionary (12.9%)
*	Walt Disney Co.	512,985	96,975
	Walmart Inc.	350,389	45,523
	Home Depot Inc.	152,540	39,407
	McDonald's Corp.	181,072	37,326
	Target Corp.	141,651	25,984
	General Motors Co.	353,957	18,169
	Starbucks Corp.	140,631	15,192
	Ford Motor Co.	1,103,990	12,917
	Activision Blizzard Inc.	130,787	12,505
	Aptiv plc	75,761	11,352
	Marriott International Inc. Class A	76,153	11,276
	ViacomCBS Inc. Class B	154,128	9,940
	Southwest Airlines Co.	166,879	9,701
	Hilton Worldwide Holdings Inc.	77,333	9,565
	Electronic Arts Inc.	69,658	9,332
	Delta Air Lines Inc.	181,835	8,717
	Yum! Brands Inc.	78,925	8,171
	DR Horton Inc.	93,695	7,202
	VF Corp.	86,005	6,806
19

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Peloton Interactive Inc. Class A	54,522	6,568
	Lennar Corp. Class A	77,516	6,431
	Yum China Holdings Inc.	105,718	6,326
	Expedia Group Inc.	33,830	5,447
	Best Buy Co. Inc.	53,079	5,326
	Garmin Ltd.	42,159	5,229
*	CarMax Inc.	42,745	5,108
	Darden Restaurants Inc.	36,687	5,038
	MGM Resorts International	132,862	5,021
	Costco Wholesale Corp.	14,750	4,882
	Royal Caribbean Cruises Ltd.	51,892	4,840
*	Uber Technologies Inc.	89,990	4,657
*	United Airlines Holdings Inc.	81,904	4,315
	TJX Cos. Inc.	64,423	4,251
	Genuine Parts Co.	39,654	4,178
	Omnicom Group Inc.	60,191	4,137
*	Discovery Inc. Class C	87,357	3,931
*	Lyft Inc. Class A	69,887	3,893
	Carnival Corp.	144,846	3,875
*	NVR Inc.	853	3,839
	L Brands Inc.	64,605	3,531
	PulteGroup Inc.	76,098	3,433
*	Dollar Tree Inc.	34,656	3,403
*	LKQ Corp.	86,310	3,400
	Hasbro Inc.	36,140	3,387
	Las Vegas Sands Corp.	53,948	3,377
	Tapestry Inc.	78,822	3,322
	Whirlpool Corp.	17,333	3,295
	Fortune Brands Home & Security Inc.	38,975	3,240
	American Airlines Group Inc.	154,063	3,226
	Vail Resorts Inc.	10,407	3,218
*	AutoZone Inc.	2,717	3,151
	Fox Corp. Class A	93,239	3,106
	Advance Auto Parts Inc.	18,469	2,961
	Wynn Resorts Ltd.	22,005	2,899
	Interpublic Group of Cos. Inc.	110,666	2,891
*	Mohawk Industries Inc.	16,508	2,889
	Lear Corp.	16,990	2,822
	BorgWarner Inc.	60,143	2,706
*	Norwegian Cruise Line Holdings Ltd.	88,808	2,625
	News Corp. Class A	110,338	2,587
	Newell Brands Inc.	108,482	2,514
	Kohl's Corp.	44,946	2,483
	Gentex Corp.	69,937	2,474
*	Liberty Media Corp.-Liberty Formula One Class C	55,983	2,458
	Aramark	64,841	2,407
	Williams-Sonoma Inc.	18,143	2,382
	New York Times Co. Class A	46,130	2,360
*	Discovery Inc. Class A	44,219	2,345
	Service Corp. International	48,146	2,299
	Nielsen Holdings plc	100,788	2,259
	Ross Stores Inc.	18,797	2,192
	Alaska Air Group Inc.	33,584	2,184
	PVH Corp.	20,116	2,011
*	Liberty Media Corp.- Liberty SiriusXM Class C	45,091	1,989
	Estee Lauder Cos. Inc. Class A	6,589	1,884
*	Capri Holdings Ltd.	39,757	1,855
	Thor Industries Inc.	15,052	1,762
	Toll Brothers Inc.	32,297	1,725
	Hanesbrands Inc.	97,323	1,722
	Polaris Inc.	14,608	1,720
20

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Terminix Global Holdings Inc.	37,662	1,695
*	IAA Inc.	28,735	1,685
	Wyndham Hotels & Resorts Inc.	25,641	1,674
*	JetBlue Airways Corp.	90,261	1,663
	Leggett & Platt Inc.	36,861	1,595
	Ralph Lauren Corp. Class A	13,289	1,556
	Harley-Davidson Inc.	42,766	1,525
	Dolby Laboratories Inc. Class A	15,570	1,520
	Fox Corp. Class B	45,631	1,457
	AMERCO	2,526	1,452
	Travel + Leisure Co.	23,496	1,420
*	TripAdvisor Inc.	28,270	1,403
	Foot Locker Inc.	28,879	1,389
*	Skechers USA Inc. Class A	37,385	1,368
*	Grand Canyon Education Inc.	13,009	1,362
	Sabre Corp.	90,231	1,325
	Qurate Retail Inc. Series A	106,396	1,321
*	Gap Inc.	50,929	1,271
	Dick's Sporting Goods Inc.	17,254	1,231
*	AutoNation Inc.	16,360	1,227
*	Under Armour Inc. Class A	54,958	1,203
	Nordstrom Inc.	30,631	1,116
	Choice Hotels International Inc.	10,203	1,070
*	frontdoor Inc.	19,834	1,039
	Carter's Inc.	12,228	1,021
*	Madison Square Garden Sports Corp.	5,195	999
*	Under Armour Inc. Class C	54,595	994
	Six Flags Entertainment Corp.	21,270	949
	eBay Inc.	16,133	910
*	Liberty Media Corp.- Liberty SiriusXM Class A	19,380	861
	Hyatt Hotels Corp. Class A	9,750	857
*	Planet Fitness Inc. Class A	9,853	848
*	Bright Horizons Family Solutions Inc.	5,223	834
	Columbia Sportswear Co.	8,063	831
	Copa Holdings SA Class A	8,712	799
	Extended Stay America Inc.	49,423	795
*	Mattel Inc.	38,991	788
	Sirius XM Holdings Inc.	132,965	778
	News Corp. Class B	33,642	771
	Graham Holdings Co. Class B	1,130	679
	John Wiley & Sons Inc. Class A	12,115	638
	Coty Inc. Class A	80,494	617
	Penske Automotive Group Inc.	8,937	608
	Nexstar Media Group Inc. Class A	4,069	560
*	Madison Square Garden Entertainment Corp.	5,044	544
*	Wayfair Inc. Class A	1,811	523
*	Zynga Inc. Class A	45,454	507
*	2U Inc.	12,775	506
*	Burlington Stores Inc.	1,902	492
	Tempur Sealy International Inc.	13,745	459
*	Take-Two Interactive Software Inc.	2,360	435
*	Lions Gate Entertainment Corp. Class B	34,575	434
*	Ulta Beauty Inc.	1,113	359
*	Leslie's Inc.	13,999	340
	Lennar Corp. Class B	4,863	322
	H&R Block Inc.	15,843	305
*	Liberty Media Corp.- Liberty Formula One Class A	6,979	271
	Rollins Inc.	7,780	258
	ViacomCBS Inc. Class A	3,395	218
*	Lions Gate Entertainment Corp. Class A	13,950	203
*	Ollie's Bargain Outlet Holdings Inc.	1,705	141
21

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Airbnb Inc. Class A	254	52
*	Playtika Holding Corp.	242	7
*	Caesars Entertainment Inc.	48	4
			657,930
Consumer Staples (6.5%)
	Procter & Gamble Co.	381,826	47,167
	Philip Morris International Inc.	441,787	37,119
	CVS Health Corp.	371,184	25,289
	Coca-Cola Co.	453,564	22,220
	Mondelez International Inc. Class A	400,909	21,312
	Colgate-Palmolive Co.	238,858	17,962
	PepsiCo Inc.	104,814	13,541
	Altria Group Inc.	297,144	12,955
	Kimberly-Clark Corp.	96,384	12,369
	Walgreens Boots Alliance Inc.	204,954	9,823
	Constellation Brands Inc. Class A	45,162	9,671
	Corteva Inc.	212,983	9,616
	General Mills Inc.	172,677	9,499
	Archer-Daniels-Midland Co.	157,156	8,892
	Kroger Co.	219,865	7,082
	Kraft Heinz Co.	183,568	6,678
	Tyson Foods Inc. Class A	81,705	5,529
	Conagra Brands Inc.	137,480	4,665
	Keurig Dr Pepper Inc.	126,023	3,846
	Hormel Foods Corp.	78,879	3,658
	J M Smucker Co.	31,145	3,488
	Sysco Corp.	39,592	3,153
	Bunge Ltd.	38,139	2,921
	Kellogg Co.	47,299	2,730
	McCormick & Co. Inc.	31,111	2,622
	Lamb Weston Holdings Inc.	31,828	2,539
*	U.S. Foods Holding Corp	62,395	2,275
	Molson Coors Beverage Co. Class B	50,301	2,236
	AmerisourceBergen Corp. Class A	21,735	2,200
	Casey's General Stores Inc.	10,367	2,094
	McKesson Corp.	11,586	1,964
	Clorox Co.	10,307	1,866
	Ingredion Inc.	19,039	1,717
*	Post Holdings Inc.	17,821	1,712
	Hershey Co.	9,352	1,362
	Campbell Soup Co.	28,363	1,290
	Flowers Foods Inc.	54,928	1,195
*	Hain Celestial Group Inc.	23,977	1,011
*	Herbalife Nutrition Ltd.	22,059	992
	Spectrum Brands Holdings Inc.	11,775	913
*	TreeHouse Foods Inc.	15,793	790
	Nu Skin Enterprises Inc. Class A	14,333	734
	Brown-Forman Corp. Class B	7,259	520
*	Beyond Meat Inc.	2,881	419
*	Grocery Outlet Holding Corp.	9,234	332
	Reynolds Consumer Products Inc.	10,286	284
	Seaboard Corp.	78	258
*	Pilgrim's Pride Corp.	9,991	224
	Energizer Holdings Inc.	3,462	145
[1]	Albertsons Cos. Inc. Class A	8,090	131
	Brown-Forman Corp. Class A	1,938	129
*	Sprouts Farmers Market Inc.	5,071	107
			333,246
Energy (5.3%)
	Exxon Mobil Corp.	1,201,537	65,328
22

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Chevron Corp.	546,666	54,667
	ConocoPhillips	385,228	20,036
	Schlumberger NV	393,724	10,989
	EOG Resources Inc.	164,745	10,636
	Phillips 66	124,168	10,312
	Marathon Petroleum Corp.	182,942	9,992
	Valero Energy Corp.	115,497	8,891
	Pioneer Natural Resources Co.	57,455	8,536
	Kinder Morgan Inc.	550,362	8,090
	Williams Cos. Inc.	344,496	7,868
	Occidental Petroleum Corp.	238,406	6,344
	ONEOK Inc.	126,068	5,584
	Halliburton Co.	247,792	5,409
	Hess Corp.	77,870	5,103
	Baker Hughes Co. Class A	184,894	4,526
	Devon Energy Corp.	167,710	3,612
	Diamondback Energy Inc.	44,524	3,085
	Marathon Oil Corp.	225,493	2,503
*	First Solar Inc.	25,970	2,104
	Cabot Oil & Gas Corp.	111,032	2,055
	Targa Resources Corp.	64,447	1,993
	NOV Inc.	110,879	1,674
	Cimarex Energy Co.	28,105	1,630
	HollyFrontier Corp.	41,685	1,579
	EQT Corp.	77,547	1,380
	Helmerich & Payne Inc.	29,130	837
	Equitrans Midstream Corp.	103,515	748
	Antero Midstream Corp.	82,554	728
	Murphy Oil Corp.	40,581	663
*	Array Technologies Inc.	14,309	531
	Continental Resources Inc.	20,847	504
			267,937
Financials (19.8%)
*	Berkshire Hathaway Inc. Class B	533,445	128,299
	JPMorgan Chase & Co.	859,361	126,472
	Bank of America Corp.	2,195,027	76,189
	Citigroup Inc.	591,212	38,949
	Wells Fargo & Co.	1,065,869	38,553
	Goldman Sachs Group Inc.	94,103	30,064
	BlackRock Inc.	41,800	29,030
	Morgan Stanley	377,471	29,016
	Charles Schwab Corp.	390,267	24,087
	Truist Financial Corp.	381,756	21,745
	Chubb Ltd.	127,691	20,760
	PNC Financial Services Group Inc.	120,184	20,234
	CME Group Inc.	100,608	20,091
	U.S. Bancorp	385,143	19,257
	MetLife Inc.	217,783	12,544
	Intercontinental Exchange Inc.	101,701	11,219
	American International Group Inc.	244,373	10,740
	Travelers Cos. Inc.	71,690	10,431
	Progressive Corp.	117,971	10,140
	Prudential Financial Inc.	111,971	9,710
	Bank of New York Mellon Corp.	225,831	9,521
	Aflac Inc.	196,674	9,419
	S&P Global Inc.	28,027	9,231
	Allstate Corp.	86,186	9,187
	Discover Financial Services	86,819	8,167
	First Republic Bank	48,962	8,067
	Willis Towers Watson plc	36,410	8,034
	T Rowe Price Group Inc.	47,754	7,743
23

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Ameriprise Financial Inc.	33,439	7,398
*	SVB Financial Group	14,585	7,371
	State Street Corp.	99,736	7,258
	KKR & Co. Inc.	154,049	7,018
	Fifth Third Bancorp	201,757	6,999
	Arthur J Gallagher & Co.	54,143	6,486
	Regions Financial Corp.	270,761	5,586
	KeyCorp.	276,070	5,560
	M&T Bank Corp.	36,113	5,451
	Citizens Financial Group Inc.	120,118	5,218
	Northern Trust Corp.	54,791	5,212
	Hartford Financial Services Group Inc.	102,047	5,173
	IHS Markit Ltd.	51,056	4,603
	Nasdaq Inc.	32,247	4,459
	Ally Financial Inc.	106,508	4,420
	Huntington Bancshares Inc.	284,914	4,371
	Principal Financial Group Inc.	76,625	4,335
*	Markel Corp.	3,801	4,139
	Cincinnati Financial Corp.	42,285	4,138
	Raymond James Financial Inc.	34,759	4,058
*	Arch Capital Group Ltd.	111,299	3,987
	Marsh & McLennan Cos. Inc.	31,937	3,680
	Signature Bank	15,609	3,408
	Equitable Holdings Inc.	113,586	3,359
	Annaly Capital Management Inc.	397,686	3,305
	Loews Corp.	66,226	3,166
	Fidelity National Financial Inc.	78,003	2,986
	East West Bancorp Inc.	40,508	2,923
	Brown & Brown Inc.	62,906	2,887
	Lincoln National Corp.	48,015	2,731
	Globe Life Inc.	29,218	2,729
	W R Berkley Corp.	39,341	2,728
	Comerica Inc.	39,732	2,706
	Everest Re Group Ltd.	11,096	2,683
	LPL Financial Holdings Inc.	20,361	2,678
	First Horizon Corp.	160,084	2,593
	Western Alliance Bancorp	27,863	2,550
	AGNC Investment Corp.	154,081	2,470
	Invesco Ltd.	107,609	2,413
	Zions Bancorp NA	45,180	2,402
	Cboe Global Markets Inc.	24,103	2,385
	Eaton Vance Corp.	32,318	2,362
	Reinsurance Group of America Inc.	19,212	2,348
	Alleghany Corp.	3,540	2,288
	Commerce Bancshares Inc.	30,044	2,224
	American Financial Group Inc.	20,326	2,169
	People's United Financial Inc.	120,671	2,165
	Voya Financial Inc.	35,116	2,117
	Assurant Inc.	16,867	2,078
	Franklin Resources Inc.	76,645	2,006
	TCF Financial Corp.	43,777	1,962
	Prosperity Bancshares Inc.	25,507	1,874
	Starwood Property Trust Inc.	79,138	1,807
	Jefferies Financial Group Inc.	61,590	1,789
	SEI Investments Co.	31,849	1,784
	Affiliated Managers Group Inc.	12,595	1,763
	Synovus Financial Corp.	40,929	1,732
	Pinnacle Financial Partners Inc.	20,631	1,675
	Cullen/Frost Bankers Inc.	15,666	1,636
	First American Financial Corp.	30,800	1,618
	RenaissanceRe Holdings Ltd.	9,471	1,581
24

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	New York Community Bancorp Inc.	128,331	1,567
	Popular Inc.	23,405	1,564
	Old Republic International Corp.	79,009	1,527
	Interactive Brokers Group Inc. Class A	21,001	1,520
	Unum Group	56,875	1,506
*	Athene Holding Ltd. Class A	32,283	1,472
	Bank OZK	35,334	1,456
	Webster Financial Corp.	25,039	1,385
	First Citizens BancShares Inc. Class A	1,809	1,335
	Evercore Inc. Class A	11,062	1,325
	Kemper Corp.	17,454	1,320
	SLM Corp.	80,177	1,266
	PacWest Bancorp	34,661	1,256
	Hanover Insurance Group Inc.	10,882	1,255
	Apollo Global Management Inc. Class A	24,140	1,194
	New Residential Investment Corp.	115,705	1,189
	Sterling Bancorp	53,966	1,178
	Wintrust Financial Corp.	15,941	1,174
	MGIC Investment Corp.	94,312	1,149
	Lazard Ltd. Class A	28,278	1,094
	FNB Corp.	91,043	1,077
	Axis Capital Holdings Ltd.	21,080	1,065
	Umpqua Holdings Corp.	61,452	1,049
	White Mountains Insurance Group Ltd.	862	1,030
	Carlyle Group Inc.	29,940	1,025
	First Hawaiian Inc.	36,229	1,010
*	Brighthouse Financial Inc.	24,852	991
	Assured Guaranty Ltd.	21,877	967
	OneMain Holdings Inc.	20,572	965
	Bank of Hawaii Corp.	11,018	964
*,1	Credit Acceptance Corp.	2,562	930
	Associated Banc-Corp.	42,797	862
	BOK Financial Corp.	8,737	752
	Erie Indemnity Co. Class A	3,048	738
	Primerica Inc.	4,275	604
*	Lemonade Inc.	4,220	531
	Santander Consumer USA Holdings Inc.	20,968	524
	Mercury General Corp.	7,644	446
*,1	Rocket Cos. Inc. Class A	18,890	413
	CNA Financial Corp.	7,810	332
	TFS Financial Corp.	13,647	267
	Tradeweb Markets Inc. Class A	3,450	251
	American National Group Inc.	2,234	201
	Morningstar Inc.	881	198
*	GoHealth Inc. Class A	10,567	143
	Virtu Financial Inc. Class A	1,781	49
*	LendingTree Inc.	126	34
			1,010,049
Health Care (12.1%)
	Johnson & Johnson	647,813	102,652
	Pfizer Inc.	1,578,375	52,860
	Medtronic plc	380,577	44,516
	Danaher Corp.	177,604	39,014
	Abbott Laboratories	302,112	36,187
	Bristol-Myers Squibb Co.	408,946	25,081
	Gilead Sciences Inc.	356,034	21,860
	Thermo Fisher Scientific Inc.	46,311	20,844
	Becton Dickinson and Co.	78,376	18,900
	Stryker Corp.	66,207	16,068
	Anthem Inc.	52,477	15,910
*	Boston Scientific Corp.	406,125	15,750
25

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Cigna Corp.	73,398	15,406
	UnitedHealth Group Inc.	44,958	14,936
	Agilent Technologies Inc.	80,080	9,775
	Zimmer Biomet Holdings Inc.	58,665	9,566
	Humana Inc.	23,145	8,787
*	Biogen Inc.	30,325	8,275
*	Alexion Pharmaceuticals Inc.	51,051	7,798
*	Centene Corp.	114,903	6,726
	Merck & Co. Inc.	90,160	6,547
	Baxter International Inc.	84,033	6,528
*	IQVIA Holdings Inc.	33,281	6,416
*	Laboratory Corp. of America Holdings	26,004	6,239
	HCA Healthcare Inc.	36,249	6,236
*	Catalent Inc.	46,342	5,270
*	Viatris Inc.	351,036	5,213
	Cooper Cos. Inc.	12,165	4,697
	Quest Diagnostics Inc.	37,684	4,356
*	Elanco Animal Health Inc. (XNYS)	128,280	4,215
	STERIS plc	22,503	3,934
*	Varian Medical Systems Inc.	22,439	3,933
*	Bio-Rad Laboratories Inc. Class A	6,001	3,508
	DENTSPLY SIRONA Inc.	61,862	3,283
	AbbVie Inc.	30,020	3,234
	PerkinElmer Inc.	25,484	3,213
*	QIAGEN NV	63,616	3,181
	Universal Health Services Inc. Class B	20,979	2,629
*	Jazz Pharmaceuticals plc	15,417	2,591
*	Henry Schein Inc.	40,673	2,516
*	United Therapeutics Corp.	12,523	2,094
	Zoetis Inc.	12,717	1,974
	Teleflex Inc.	4,836	1,925
*	DaVita Inc.	17,808	1,819
	Hill-Rom Holdings Inc.	16,755	1,787
*	Envista Holdings Corp.	44,743	1,724
*	Hologic Inc.	22,070	1,591
	Perrigo Co. plc	38,576	1,557
*	Syneos Health Inc.	19,211	1,486
*	Integra LifeSciences Holdings Corp.	20,474	1,399
*	Globus Medical Inc. Class A	21,678	1,355
*	Acadia Healthcare Co. Inc.	24,483	1,352
	Encompass Health Corp.	15,534	1,250
*	Molina Healthcare Inc.	5,563	1,206
*	Exelixis Inc.	55,220	1,196
	Premier Inc. Class A	34,083	1,153
*	Sage Therapeutics Inc.	13,257	1,127
*	Nektar Therapeutics Class A	49,494	1,123
	Bruker Corp.	16,608	1,013
*	Ionis Pharmaceuticals Inc.	18,693	979
*	ICU Medical Inc.	4,139	859
*	Alkermes plc	44,419	846
	Royalty Pharma plc Class A	17,686	824
*	Agios Pharmaceuticals Inc.	15,561	738
*	Exact Sciences Corp.	5,405	736
*	Charles River Laboratories International Inc.	1,792	513
*	Teladoc Health Inc.	1,916	424
*	PRA Health Sciences Inc.	2,697	398
*	Horizon Therapeutics plc	4,151	377
*	BioMarin Pharmaceutical Inc.	4,727	366
*	Bluebird Bio Inc.	9,890	308
*	PPD Inc.	6,892	242
*	Oak Street Health Inc.	4,445	236
26

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Bio-Techne Corp.	578	209
*	Tandem Diabetes Care Inc.	1,772	170
*	American Well Corp. Class A	5,211	127
*	Haemonetics Corp.	845	107
*	Acceleron Pharma Inc.	700	95
*	Berkeley Lights Inc.	1,537	95
*	Reata Pharmaceuticals Inc. Class A	632	77
			615,507
Industrials (15.4%)
	Honeywell International Inc.	199,258	40,320
	Caterpillar Inc.	153,663	33,173
	Boeing Co.	151,617	32,144
	General Electric Co.	2,468,331	30,953
	Raytheon Technologies Corp.	404,584	29,126
	Deere & Co.	80,021	27,937
	American Express Co.	185,757	25,126
	Fidelity National Information Services Inc.	175,383	24,203
	CSX Corp.	216,744	19,843
	Union Pacific Corp.	94,301	19,422
	Norfolk Southern Corp.	72,727	18,332
	FedEx Corp.	68,503	17,434
	Global Payments Inc.	84,436	16,718
	Capital One Financial Corp.	128,292	15,419
	Eaton Corp. plc	113,380	14,761
	Emerson Electric Co.	168,723	14,493
*	Fiserv Inc.	114,703	13,233
	General Dynamics Corp.	71,965	11,764
	Johnson Controls International plc	205,981	11,492
	United Parcel Service Inc. Class B	69,155	10,915
	DuPont de Nemours Inc.	152,248	10,706
	Cummins Inc.	41,781	10,579
	Trane Technologies plc	67,903	10,405
	Parker-Hannifin Corp.	36,253	10,403
	Illinois Tool Works Inc.	49,707	10,050
	3M Co.	54,303	9,506
	PPG Industries Inc.	66,919	9,022
	PACCAR Inc.	96,244	8,757
	AMETEK Inc.	64,849	7,650
	Stanley Black & Decker Inc.	43,592	7,622
	Otis Worldwide Corp.	115,417	7,353
*	TransDigm Group Inc.	11,515	6,640
	Synchrony Financial	164,191	6,351
	Vulcan Materials Co.	37,544	6,269
*	United Rentals Inc.	20,322	6,043
	Martin Marietta Materials Inc.	17,532	5,906
	Carrier Global Corp.	158,454	5,788
	Kansas City Southern	26,526	5,633
	Fortive Corp.	84,516	5,563
*	Trimble Inc.	70,341	5,215
	Xylem Inc.	50,878	5,065
	Dover Corp.	40,839	5,034
*	Keysight Technologies Inc.	35,049	4,960
*	Ingersoll Rand Inc.	98,251	4,553
*	Waters Corp.	16,009	4,385
	IDEX Corp.	21,281	4,153
	Amcor plc	378,061	4,136
	Rockwell Automation Inc.	16,860	4,102
	Jacobs Engineering Group Inc.	35,347	4,068
	Masco Corp.	74,113	3,944
*	Teledyne Technologies Inc.	10,201	3,785
	Westinghouse Air Brake Technologies Corp.	51,162	3,706
27

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Packaging Corp. of America	26,511	3,500
	Textron Inc.	64,580	3,251
	Howmet Aerospace Inc.	113,031	3,177
	Westrock Co.	72,847	3,175
*	Crown Holdings Inc.	32,904	3,144
	Snap-on Inc.	15,367	3,121
	Automatic Data Processing Inc.	17,132	2,981
	CH Robinson Worldwide Inc.	31,781	2,887
*	XPO Logistics Inc.	24,479	2,854
	Lennox International Inc.	9,784	2,737
	Hubbell Inc. Class B	15,244	2,706
	Pentair plc	46,955	2,626
	Quanta Services Inc.	31,247	2,620
	JB Hunt Transport Services Inc.	17,466	2,565
*	Sensata Technologies Holding plc	43,858	2,513
*	AECOM	43,339	2,509
	Owens Corning	30,518	2,473
	Robert Half International Inc.	31,714	2,467
*	WEX Inc.	11,403	2,376
	AptarGroup Inc.	18,155	2,361
	AGCO Corp.	17,596	2,278
*	Middleby Corp.	15,525	2,273
	Watsco Inc.	9,328	2,268
	A O Smith Corp.	37,491	2,226
	Western Union Co.	93,232	2,165
	Carlisle Cos. Inc.	14,792	2,149
*	Euronet Worldwide Inc.	14,145	2,126
	ITT Inc.	24,637	2,044
	Oshkosh Corp.	19,258	2,041
	Brunswick Corp.	22,529	1,991
	FLIR Systems Inc.	37,001	1,976
	Donaldson Co. Inc.	31,976	1,884
	Sealed Air Corp.	43,881	1,839
	Huntington Ingalls Industries Inc.	10,264	1,806
	Woodward Inc.	15,648	1,787
	CoreLogic Inc.	20,652	1,748
	Littelfuse Inc.	6,694	1,742
	Paychex Inc.	18,956	1,726
	Sonoco Products Co.	28,539	1,700
*	Axalta Coating Systems Ltd.	61,111	1,671
	Expeditors International of Washington Inc.	18,164	1,668
	MDU Resources Group Inc.	57,195	1,607
	Graco Inc.	23,127	1,604
	ManpowerGroup Inc.	16,408	1,550
	Regal Beloit Corp.	11,299	1,544
	Knight-Swift Transportation Holdings Inc.	35,521	1,535
	Equifax Inc. (XNYS)	8,952	1,449
	Eagle Materials Inc.	11,542	1,447
	Valmont Industries Inc.	5,902	1,396
	Air Lease Corp. Class A	29,819	1,368
	Flowserve Corp.	36,666	1,357
*	Berry Global Group Inc.	24,437	1,354
*	Vontier Corp.	42,669	1,340
	Acuity Brands Inc.	10,583	1,305
	Curtiss-Wright Corp.	11,793	1,303
	Genpact Ltd.	32,176	1,301
	MSA Safety Inc.	7,956	1,281
	Alliance Data Systems Corp.	13,127	1,267
	Spirit AeroSystems Holdings Inc. Class A	29,366	1,258
	WW Grainger Inc.	3,314	1,235
*	Colfax Corp.	27,630	1,225
28

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	nVent Electric plc	45,711	1,200
	Crane Co.	13,669	1,146
*	FTI Consulting Inc.	9,781	1,120
	Lincoln Electric Holdings Inc.	9,234	1,091
	MSC Industrial Direct Co. Inc. Class A	12,510	1,078
*	Kirby Corp.	16,575	1,037
	Northrop Grumman Corp.	3,525	1,028
	Ryder System Inc.	14,602	990
	Allegion plc	9,077	987
	Graphic Packaging Holding Co.	60,537	961
*	AZEK Co. Inc. Class A	21,394	944
	Cintas Corp.	2,863	929
	Silgan Holdings Inc.	21,994	826
	Trinity Industries Inc.	25,291	812
	Old Dominion Freight Line Inc.	3,746	805
	Armstrong World Industries Inc.	8,389	718
	Jack Henry & Associates Inc.	4,648	690
	MKS Instruments Inc.	3,959	653
	Macquarie Infrastructure Corp.	20,535	644
*	Zebra Technologies Corp. Class A	1,266	632
	Nordson Corp.	2,970	571
	BWX Technologies Inc.	9,559	555
*	Generac Holdings Inc.	1,623	535
	HEICO Corp. Class A	4,304	498
	Ball Corp.	5,790	494
	RPM International Inc.	6,095	485
*	Mettler-Toledo International Inc.	399	445
	Allison Transmission Holdings Inc.	11,141	422
	TransUnion	4,752	400
	Schneider National Inc. Class B	16,424	380
	ADT Inc.	43,492	331
	HEICO Corp.	2,554	321
	Landstar System Inc.	1,973	316
*	Coherent Inc.	1,266	306
	Toro Co.	2,991	301
*	Gates Industrial Corp. plc	16,334	245
*	Mercury Systems Inc.	2,885	189
	Ardagh Group SA	6,018	153
*	Virgin Galactic Holdings Inc.	2,447	91
*	Affirm Holdings Inc.	66	6
			784,372
Oil & Gas (0.0%)
*	APA Corp.	107,170	2,115
Real Estate (4.5%)
	Prologis Inc.	209,011	20,707
	Digital Realty Trust Inc.	79,108	10,658
	Welltower Inc.	118,443	8,042
*	CBRE Group Inc. Class A	94,670	7,173
	Weyerhaeuser Co.	211,559	7,166
	AvalonBay Communities Inc.	39,912	7,015
	SBA Communications Corp. Class A	27,102	6,915
	Equity Residential	104,323	6,824
	Alexandria Real Estate Equities Inc.	38,178	6,097
	Realty Income Corp.	99,848	6,017
*	Zillow Group Inc. Class C	35,941	5,798
	Ventas Inc.	106,147	5,615
	Essex Property Trust Inc.	18,397	4,687
	Invitation Homes Inc.	158,073	4,606
	Sun Communities Inc.	30,277	4,601
	Healthpeak Properties Inc.	152,219	4,428
29

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Boston Properties Inc.	43,883	4,350
	Mid-America Apartment Communities Inc.	32,099	4,325
	VICI Properties Inc.	150,757	4,297
	Duke Realty Corp.	103,749	4,072
	Medical Properties Trust Inc.	159,917	3,453
	Public Storage	14,735	3,447
	UDR Inc.	82,899	3,413
	WP Carey Inc.	49,165	3,370
	Host Hotels & Resorts Inc.	198,398	3,291
	Camden Property Trust	27,432	2,857
	Gaming and Leisure Properties Inc.	61,843	2,746
	Regency Centers Corp.	47,939	2,626
*	Zillow Group Inc. Class A	15,321	2,602
*	Jones Lang LaSalle Inc.	14,687	2,555
	VEREIT Inc.	62,386	2,433
	American Homes 4 Rent Class A	76,660	2,387
	Omega Healthcare Investors Inc.	63,445	2,356
	STORE Capital Corp.	68,347	2,286
	CyrusOne Inc.	33,815	2,219
	Simon Property Group Inc.	19,427	2,194
	Federal Realty Investment Trust	21,436	2,169
	Kilroy Realty Corp.	34,082	2,163
	National Retail Properties Inc.	49,127	2,154
	Kimco Realty Corp.	117,342	2,151
	Vornado Realty Trust	49,898	2,143
	Lamar Advertising Co. Class A	24,128	2,089
	CubeSmart	54,990	2,032
	Americold Realty Trust	51,776	1,814
	Equity LifeStyle Properties Inc.	29,183	1,799
	Apartment Income REIT Corp.	42,255	1,727
	Life Storage Inc.	20,493	1,719
	Healthcare Trust of America Inc. Class A	61,713	1,676
	Rexford Industrial Realty Inc.	34,680	1,655
	Brixmor Property Group Inc.	82,769	1,629
	First Industrial Realty Trust Inc.	36,685	1,567
	American Campus Communities Inc.	38,230	1,566
	Douglas Emmett Inc.	46,451	1,521
	Park Hotels & Resorts Inc.	66,714	1,451
	SL Green Realty Corp.	20,633	1,425
	Cousins Properties Inc.	41,367	1,387
	Spirit Realty Capital Inc.	30,918	1,330
	Extra Space Storage Inc.	10,523	1,323
	Rayonier Inc.	38,031	1,241
	Crown Castle International Corp.	7,852	1,223
	Iron Mountain Inc.	33,758	1,174
	Highwoods Properties Inc.	28,733	1,148
	JBG SMITH Properties	33,965	1,078
	Hudson Pacific Properties Inc.	41,906	1,072
*	Howard Hughes Corp.	10,938	1,038
	Equity Commonwealth	33,957	958
	EPR Properties	20,562	929
	Weingarten Realty Investors	33,831	859
	Apple Hospitality REIT Inc.	58,568	835
	Outfront Media Inc.	41,008	832
	Corporate Office Properties Trust	31,410	817
	Brandywine Realty Trust	46,993	575
	Paramount Group Inc.	52,766	489
	Empire State Realty Trust Inc. Class A	40,726	448
	CoreSite Realty Corp.	3,621	441
*	RealPage Inc.	3,113	270
30

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Apartment Investment and Management Co. Class A	41,467	197
			231,742
Technology (8.6%)
	Intel Corp.	1,164,133	70,756
*	Alphabet Inc. Class A	19,055	38,528
*	Alphabet Inc. Class C	18,510	37,702
	International Business Machines Corp.	252,327	30,009
*	Micron Technology Inc.	315,743	28,900
	Texas Instruments Inc.	130,865	22,544
*	Twitter Inc.	221,397	17,061
	Analog Devices Inc.	91,712	14,291
	HP Inc.	390,234	11,305
	Cognizant Technology Solutions Corp. Class A	141,045	10,364
	Roper Technologies Inc.	25,474	9,620
	Marvell Technology Group Ltd.	189,239	9,136
	Skyworks Solutions Inc.	47,165	8,387
	Corning Inc.	212,231	8,116
	Western Digital Corp.	86,637	5,937
*	Autodesk Inc.	20,794	5,739
*	Qorvo Inc.	32,530	5,684
*	Dell Technologies Class C	69,271	5,616
	Hewlett Packard Enterprise Co.	364,121	5,302
	Maxim Integrated Products Inc.	50,341	4,690
*	ON Semiconductor Corp.	115,115	4,636
	Amphenol Corp. Class A	33,750	4,242
	Oracle Corp.	64,003	4,129
*	salesforce.com Inc.	18,084	3,915
*	Nuance Communications Inc.	79,390	3,541
*	Cree Inc.	31,135	3,533
	Citrix Systems Inc.	25,503	3,407
	SS&C Technologies Holdings Inc.	50,550	3,350
*	F5 Networks Inc.	17,328	3,292
	Leidos Holdings Inc.	34,284	3,032
	Amdocs Ltd.	36,903	2,798
	Broadcom Inc.	5,861	2,754
	Microchip Technology Inc.	17,659	2,695
*	Twilio Inc. Class A	6,829	2,683
*	Crowdstrike Holdings Inc. Class A	11,629	2,512
*	VeriSign Inc.	11,686	2,267
*	IPG Photonics Corp.	9,470	2,153
*	Guidewire Software Inc.	19,066	2,116
*	Arrow Electronics Inc.	21,042	2,110
*	Advanced Micro Devices Inc.	23,752	2,007
	DXC Technology Co.	71,831	1,812
	NetApp Inc.	28,515	1,785
	National Instruments Corp.	36,836	1,636
*	Pinterest Inc. Class A	19,192	1,546
*	Grubhub Inc.	23,422	1,501
	CDK Global Inc.	29,918	1,500
*	Concentrix Corp.	11,760	1,452
	Jabil Inc.	33,285	1,437
*	Cirrus Logic Inc.	16,370	1,339
*	CACI International Inc. Class A	6,014	1,331
*	NCR Corp.	35,650	1,239
	Xerox Holdings Corp.	48,291	1,230
	Science Applications International Corp.	14,213	1,224
	SYNNEX Corp.	11,760	1,049
	Avnet Inc.	27,341	1,041
*	FireEye Inc.	47,677	921
*	Ceridian HCM Holding Inc.	9,708	870
*	Synopsys Inc.	3,525	864
31

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Arista Networks Inc.	2,960	828
*	Akamai Technologies Inc.	7,898	746
*	Pure Storage Inc. Class A	28,943	677
*	Change Healthcare Inc.	17,816	407
*	Teradata Corp.	7,074	284
*	Dun & Bradstreet Holdings Inc.	11,958	261
	Entegris Inc.	2,373	250
*	Manhattan Associates Inc.	1,886	232
*	SolarWinds Corp.	13,573	220
*	Allegro MicroSystems Inc.	7,673	201
*	Aspen Technology Inc.	1,163	175
*	Unity Software Inc.	1,381	149
*	Jamf Holding Corp.	3,883	145
	Pegasystems Inc.	1,008	133
	McAfee Corp.Class A	5,613	116
*	Duck Creek Technologies Inc.	1,859	88
*	Datto Holding Corp.	3,573	83
*	Vroom Inc.	1,235	55
*	JFrog Ltd.	712	38
*	nCino Inc.	488	33
*	BigCommerce Holdings Inc. Series 1	457	27
*	Palantir Technologies Inc. Class A	500	12
*	Qualtrics International Inc. Class A	159	6
*	DoorDash Inc. Class A	31	5
*	Bumble Inc. Class A	76	5
			439,812
Telecommunications (6.0%)
	Comcast Corp. Class A	1,286,140	67,805
	Verizon Communications Inc.	1,174,913	64,973
	AT&T Inc.	2,023,872	56,446
	Cisco Systems Inc.	1,205,185	54,077
*	T-Mobile US Inc.	155,859	18,698
*	L3Harris Technologies Inc.	59,476	10,819
	Motorola Solutions Inc.	43,292	7,597
*	Liberty Broadband Corp. Class C	45,178	6,754
	Lumen Technologies Inc.	307,887	3,784
*	Charter Communications Inc. Class A	4,005	2,457
*	Ciena Corp.	43,381	2,263
*	DISH Network Corp. Class A	69,890	2,202
	Juniper Networks Inc.	93,075	2,167
*	Lumentum Holdings Inc.	18,808	1,693
*	Liberty Broadband Corp. Class A	7,085	1,030
*	ViaSat Inc.	16,968	868
*	Comm Scope Holding Co. Inc.	50,632	739
	Telephone and Data Systems Inc.	28,091	502
*	EchoStar Corp. Class A	13,354	303
*	U.S. Cellular Corp.	4,734	139
	Ubiquiti Inc.	400	128
			305,444
Utilities (5.2%)
	NextEra Energy Inc.	555,541	40,821
	Duke Energy Corp.	208,156	17,816
	Southern Co.	300,002	17,016
	Dominion Energy Inc.	230,932	15,777
	Waste Management Inc.	104,313	11,567
	Exelon Corp.	276,004	10,654
	American Electric Power Co. Inc.	141,062	10,559
	Sempra Energy	82,152	9,528
	Xcel Energy Inc.	148,525	8,702
	Eversource Energy	97,126	7,720
32

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Public Service Enterprise Group Inc.	142,805	7,687
	American Water Works Co. Inc.	51,505	7,308
	WEC Energy Group Inc.	89,261	7,198
	DTE Energy Co.	54,508	6,417
	Consolidated Edison Inc.	95,081	6,242
	PPL Corp.	218,854	5,732
	Edison International	101,617	5,486
	Republic Services Inc. Class A	59,753	5,323
	FirstEnergy Corp.	153,160	5,076
	Entergy Corp.	57,517	4,993
	AES Corp.	186,377	4,950
	Ameren Corp.	69,360	4,874
	CMS Energy Corp.	80,573	4,360
*	PG&E Corp.	373,734	3,928
	Evergy Inc.	64,078	3,437
	Alliant Energy Corp.	70,803	3,268
	Atmos Energy Corp.	35,178	2,976
	CenterPoint Energy Inc.	143,070	2,781
	Essential Utilities Inc.	63,576	2,674
	Vistra Corp.	137,414	2,370
	NiSource Inc.	109,128	2,357
	UGI Corp.	58,643	2,247
	Pinnacle West Capital Corp.	32,107	2,245
*	Stericycle Inc.	26,043	1,689
	OGE Energy Corp.	56,602	1,657
	NRG Energy Inc.	44,849	1,638
*	Clean Harbors Inc.	14,369	1,224
	IDACORP Inc.	14,102	1,216
	National Fuel Gas Co.	24,623	1,119
	Hawaiian Electric Industries Inc.	29,920	1,046
	Avangrid Inc.	15,829	724
			264,402
Total Common Stocks (Cost $4,211,860)			5,088,366
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.099% (Cost $7,365)	73,651	7,365
Total Investments (99.8%) (Cost $4,219,225)			5,095,731
Other Assets and Liabilities—Net (0.2%)			9,561
Net Assets (100%)			5,105,292
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $539,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $532,000 was received for securities on loan, of which $531,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.
REIT—Real Estate Investment Trust.
33

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
Common Stocks (100.0%)
Basic Materials (0.4%)
	Fastenal Co.	220,696	10,234
	Ecolab Inc.	23,690	4,960
	Scotts Miracle-Gro Co.	17,854	3,805
	Air Products and Chemicals Inc.	13,500	3,451
	Avery Dennison Corp.	16,475	2,887
	Royal Gold Inc.	22,554	2,339
	FMC Corp.	12,114	1,232
	NewMarket Corp.	2,715	1,029
	W R Grace & Co.	9,521	564
			30,501
Consumer Discretionary (20.0%)
*	Amazon.com Inc.	201,938	624,580
*	Tesla Inc.	360,123	243,263
*	Netflix Inc.	202,533	109,135
	NIKE Inc. Class B	583,704	78,672
	Home Depot Inc.	255,773	66,076
	Costco Wholesale Corp.	185,496	61,399
	Lowe's Cos. Inc.	359,974	57,506
*	Booking Holdings Inc.	19,457	45,306
	Starbucks Corp.	321,016	34,679
	TJX Cos. Inc.	462,119	30,495
	Estee Lauder Cos. Inc. Class A	94,230	26,937
*	Uber Technologies Inc.	504,698	26,118
	Dollar General Corp.	119,742	22,630
*	Spotify Technology SA	62,234	19,129
*	Chipotle Mexican Grill Inc. Class A	13,241	19,094
*	Lululemon Athletica Inc.	54,037	16,842
	eBay Inc.	285,528	16,109
*	Trade Desk Inc. Class A	19,666	15,839
	Ross Stores Inc.	134,141	15,646
*	O'Reilly Automotive Inc.	33,980	15,200
	Activision Blizzard Inc.	143,666	13,736
*	Etsy Inc.	56,153	12,369
*	Copart Inc.	97,438	10,636
	McDonald's Corp.	50,733	10,458
*	Take-Two Interactive Software Inc.	50,254	9,270
*	Wayfair Inc. Class A	30,759	8,889
	Tractor Supply Co.	54,697	8,695
*	Ulta Beauty Inc.	23,733	7,650
*	AutoZone Inc.	6,557	7,606
*	Carvana Co. Class A	26,538	7,524
*	Burlington Stores Inc.	27,463	7,108
	Domino's Pizza Inc.	18,629	6,455
	Pool Corp.	18,313	6,131
*	Live Nation Entertainment Inc.	68,074	6,049
*	Chegg Inc.	61,919	5,977
*	Dollar Tree Inc.	53,761	5,279
*	Five Below Inc.	26,044	4,847
	Las Vegas Sands Corp.	68,147	4,266
*	Floor & Decor Holdings Inc. Class A	44,778	4,258
*	Zynga Inc. Class A	347,703	3,877
*	Peloton Interactive Inc. Class A	29,118	3,508
*	Bright Horizons Family Solutions Inc.	19,600	3,129
	Rollins Inc.	93,493	3,101
	Electronic Arts Inc.	18,885	2,530
	Tempur Sealy International Inc.	66,586	2,225
	Best Buy Co. Inc.	19,741	1,981
*	Mattel Inc.	97,126	1,962
34

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Ollie's Bargain Outlet Holdings Inc.	23,505	1,943
	Nexstar Media Group Inc. Class A	13,888	1,910
*	Planet Fitness Inc. Class A	21,652	1,864
	Sirius XM Holdings Inc.	315,876	1,848
	Wendy's Co.	85,396	1,745
	Wynn Resorts Ltd.	12,252	1,614
	H&R Block Inc.	64,627	1,243
	Expedia Group Inc.	7,170	1,154
	Yum! Brands Inc.	10,972	1,136
	World Wrestling Entertainment Inc. Class A	21,855	1,080
*	IAA Inc.	15,156	889
	Williams-Sonoma Inc.	6,076	798
	Yum China Holdings Inc.	13,284	795
*	NVR Inc.	171	770
	VF Corp.	8,972	710
*	CarMax Inc.	5,835	697
	BorgWarner Inc.	14,697	661
	Vail Resorts Inc.	1,520	470
*	2U Inc.	10,485	415
*	frontdoor Inc.	6,877	360
*	Liberty Media Corp.- Liberty SiriusXM Class C	8,057	355
	Dolby Laboratories Inc. Class A	3,528	344
	Polaris Inc.	2,835	334
*	Leslie's Inc.	11,873	288
*	Liberty Media Corp.- Liberty SiriusXM Class A	6,254	278
*	Airbnb Inc. Class A	1,191	246
*	Playtika Holding Corp.	1,136	34
			1,738,152
Consumer Staples (3.4%)
	Procter & Gamble Co.	518,695	64,074
	PepsiCo Inc.	484,948	62,650
	Coca-Cola Co.	1,080,216	52,920
	Altria Group Inc.	387,082	16,877
*	Monster Beverage Corp.	175,576	15,405
	Sysco Corp.	164,146	13,071
	McKesson Corp.	57,132	9,685
	Church & Dwight Co. Inc.	117,801	9,277
	Hershey Co.	54,325	7,912
	Clorox Co.	42,405	7,677
	McCormick & Co. Inc.	66,356	5,592
	Brown-Forman Corp. Class B	69,814	4,997
*	Boston Beer Co. Inc. Class A	4,199	4,320
	AmerisourceBergen Corp. Class A	33,577	3,399
*	Beyond Meat Inc.	19,693	2,865
	Kellogg Co.	40,661	2,346
	Campbell Soup Co.	46,940	2,135
	Brown-Forman Corp. Class A	21,468	1,430
	Lamb Weston Holdings Inc.	15,946	1,272
*	Sprouts Farmers Market Inc.	47,310	999
	Energizer Holdings Inc.	23,412	979
*	Grocery Outlet Holding Corp.	17,659	635
*	Herbalife Nutrition Ltd.	6,484	292
*	Pilgrim's Pride Corp.	8,397	188
	Reynolds Consumer Products Inc.	6,194	171
[1]	Albertsons Cos. Inc. Class A	10,556	171
			291,339
Energy (0.3%)
*	Enphase Energy Inc.	50,239	8,845
*	Cheniere Energy Inc.	109,337	7,368
*	SolarEdge Technologies Inc.	23,148	6,905
35

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Equitrans Midstream Corp.	18,272	132
*	Array Technologies Inc.	2,358	88
			23,338
Financials (2.1%)
	Aon plc Class A	107,859	24,561
	S&P Global Inc.	67,626	22,273
	Marsh & McLennan Cos. Inc.	186,960	21,542
	Moody's Corp.	77,278	21,243
	MSCI Inc. Class A	38,677	16,032
	Intercontinental Exchange Inc.	92,406	10,193
	MarketAxess Holdings Inc.	17,501	9,730
	IHS Markit Ltd.	102,448	9,237
	Broadridge Financial Solutions Inc.	54,067	7,704
	Progressive Corp.	79,624	6,844
	FactSet Research Systems Inc.	17,733	5,389
	T Rowe Price Group Inc.	27,428	4,447
	Tradeweb Markets Inc. Class A	33,648	2,449
	Ares Management Corp. Class A	46,763	2,431
	Apollo Global Management Inc. Class A	40,284	1,992
	Morningstar Inc.	8,773	1,967
	Primerica Inc.	11,861	1,675
	Erie Indemnity Co. Class A	6,829	1,653
	RenaissanceRe Holdings Ltd.	8,384	1,400
*	LendingTree Inc.	4,965	1,335
	Cboe Global Markets Inc.	11,391	1,127
	Virtu Financial Inc. Class A	26,519	723
	SLM Corp.	41,647	658
	Lincoln National Corp.	11,305	643
*,1	Rocket Cos. Inc. Class A	19,338	423
	Alleghany Corp.	607	392
	LPL Financial Holdings Inc.	2,947	388
	Brown & Brown Inc.	6,214	285
	Axis Capital Holdings Ltd.	3,829	193
	Carlyle Group Inc.	5,243	180
*	Credit Acceptance Corp.	339	123
			179,232
Health Care (13.3%)
	UnitedHealth Group Inc.	373,905	124,219
	AbbVie Inc.	788,542	84,958
	Eli Lilly and Co.	401,113	82,184
	Merck & Co. Inc.	1,051,104	76,331
	Amgen Inc.	277,363	62,385
	Thermo Fisher Scientific Inc.	110,399	49,688
*	Intuitive Surgical Inc.	55,098	40,596
	Abbott Laboratories	315,958	37,845
	Zoetis Inc.	204,729	31,782
*	Illumina Inc.	69,843	30,690
	Johnson & Johnson	168,140	26,644
*	Vertex Pharmaceuticals Inc.	123,556	26,262
*	Edwards Lifesciences Corp.	293,374	24,379
	Bristol-Myers Squibb Co.	391,171	23,991
*	Align Technology Inc.	37,120	21,051
*	Moderna Inc.	135,765	21,018
*	IDEXX Laboratories Inc.	39,949	20,780
*	Regeneron Pharmaceuticals Inc.	46,031	20,740
*	Veeva Systems Inc. Class A	64,305	18,013
*	DexCom Inc.	43,749	17,403
	ResMed Inc.	68,098	13,128
	Stryker Corp.	53,915	13,085
	HCA Healthcare Inc.	66,261	11,399
36

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Teladoc Health Inc.	47,949	10,601
	Cerner Corp.	144,410	9,985
	West Pharmaceutical Services Inc.	34,706	9,740
	Cigna Corp.	45,732	9,599
	Anthem Inc.	30,545	9,261
	Humana Inc.	23,903	9,075
*	Seagen Inc.	60,055	9,075
*	Exact Sciences Corp.	61,258	8,338
*	Alnylam Pharmaceuticals Inc.	54,952	8,138
*	Insulet Corp.	31,202	8,084
	Baxter International Inc.	101,225	7,864
*	Horizon Therapeutics plc	85,496	7,772
	Cardinal Health Inc.	139,526	7,188
*	Novocure Ltd.	47,963	7,151
*	ABIOMED Inc.	21,169	6,870
*	Incyte Corp.	86,286	6,787
*	IQVIA Holdings Inc.	34,014	6,558
*	Avantor Inc.	234,648	6,540
	Bio-Techne Corp.	16,872	6,102
*	Hologic Inc.	84,625	6,101
*	BioMarin Pharmaceutical Inc.	78,375	6,069
*	Biogen Inc.	22,135	6,040
*	Charles River Laboratories International Inc.	20,563	5,884
*	Masimo Corp.	23,251	5,830
*	Guardant Health Inc.	38,859	5,719
	Teleflex Inc.	13,977	5,565
*	Repligen Corp.	24,627	5,231
*	10X Genomics Inc. Class A	27,079	4,820
*	Neurocrine Biosciences Inc.	44,009	4,819
*	Centene Corp.	81,088	4,747
*	Penumbra Inc.	15,589	4,434
*	Molina Healthcare Inc.	18,806	4,076
*	Amedisys Inc.	15,163	3,846
*	PRA Health Sciences Inc.	25,867	3,813
	Chemed Corp.	7,402	3,295
*	Acceleron Pharma Inc.	23,314	3,174
*	Sarepta Therapeutics Inc.	36,175	3,149
*	Quidel Corp.	17,789	2,922
*	Haemonetics Corp.	22,104	2,796
*	ACADIA Pharmaceuticals Inc.	52,557	2,574
*	Tandem Diabetes Care Inc.	26,078	2,503
*	Iovance Biotherapeutics Inc.	65,028	2,426
*	Alexion Pharmaceuticals Inc.	15,825	2,417
*	PPD Inc.	64,864	2,274
*	Adaptive Biotechnologies Corp.	36,803	2,082
	Encompass Health Corp.	21,120	1,699
*	Ionis Pharmaceuticals Inc.	30,514	1,599
	Agilent Technologies Inc.	12,731	1,554
	PerkinElmer Inc.	10,342	1,304
*	Reata Pharmaceuticals Inc. Class A	10,597	1,296
	Bruker Corp.	20,836	1,271
*	Global Blood Therapeutics Inc.	27,847	1,186
*	Exelixis Inc.	52,505	1,137
	Cooper Cos. Inc.	2,863	1,106
	Royalty Pharma plc Class A	23,028	1,072
*	Varian Medical Systems Inc.	5,404	947
*	Laboratory Corp. of America Holdings	2,507	602
*	DaVita Inc.	5,828	595
*	ICU Medical Inc.	2,573	534
*	American Well Corp. Class A	18,857	461
*	Oak Street Health Inc.	8,515	452
37

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Bluebird Bio Inc.	13,749	428
	Hill-Rom Holdings Inc.	3,676	392
	STERIS plc	2,182	381
*	Syneos Health Inc.	3,853	298
*	Berkeley Lights Inc.	3,133	194
*	Sage Therapeutics Inc.	1,763	150
*	Agios Pharmaceuticals Inc.	2,681	127
			1,158,690
Industrials (12.3%)
	Visa Inc. Class A	804,084	170,779
	Mastercard Inc. Class A	420,145	148,668
*	PayPal Holdings Inc.	559,327	145,341
	Accenture plc Class A	303,542	76,159
*	Square Inc. Class A	175,925	40,468
	Lockheed Martin Corp.	117,782	38,898
	United Parcel Service Inc. Class B	225,139	35,534
	Union Pacific Corp.	164,846	33,952
	3M Co.	176,561	30,909
	Automatic Data Processing Inc.	175,958	30,620
	Sherwin-Williams Co.	39,222	26,684
	Northrop Grumman Corp.	68,300	19,920
	Illinois Tool Works Inc.	66,252	13,395
	Verisk Analytics Inc. Class A	75,402	12,355
	Ball Corp.	141,714	12,101
	Cintas Corp.	37,216	12,071
*	Mettler-Toledo International Inc.	10,563	11,789
*	Zebra Technologies Corp. Class A	22,725	11,350
	Paychex Inc.	120,540	10,978
*	FleetCor Technologies Inc.	39,158	10,859
*	Fiserv Inc.	80,762	9,318
*	Generac Holdings Inc.	26,363	8,688
	Old Dominion Freight Line Inc.	39,840	8,556
*	StoneCo. Ltd. Class A	95,891	8,228
	TransUnion	82,091	6,913
	Equifax Inc. (XNYS)	42,465	6,874
	Cognex Corp.	80,022	6,609
	Rockwell Automation Inc.	26,946	6,555
*	Fair Isaac Corp.	13,240	6,058
	WW Grainger Inc.	15,409	5,743
*	Bill.Com Holdings Inc.	34,681	5,723
	Carrier Global Corp.	147,167	5,376
*	Trex Co. Inc.	54,609	5,004
	Booz Allen Hamilton Holding Corp. Class A	64,055	4,941
*	Axon Enterprise Inc.	29,707	4,916
	Toro Co.	45,357	4,571
	Expeditors International of Washington Inc.	48,907	4,492
	Nordson Corp.	22,492	4,328
	Jack Henry & Associates Inc.	28,618	4,248
*	Keysight Technologies Inc.	29,586	4,187
	RPM International Inc.	50,187	3,997
	HEICO Corp. Class A	30,394	3,518
*	Paylocity Holding Corp.	18,041	3,449
	MKS Instruments Inc.	19,579	3,229
*	TransDigm Group Inc.	5,565	3,209
	Allegion plc	28,636	3,115
	Graco Inc.	39,368	2,730
	Landstar System Inc.	14,796	2,369
*	Coherent Inc.	9,465	2,290
	HEICO Corp.	16,783	2,111
	BWX Technologies Inc.	29,015	1,683
	JB Hunt Transport Services Inc.	10,765	1,581
38

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Genpact Ltd.	34,711	1,404
*	Mercury Systems Inc.	21,175	1,384
	Lincoln Electric Holdings Inc.	11,585	1,368
	Allison Transmission Holdings Inc.	34,687	1,315
	Amcor plc	114,255	1,250
*	Berry Global Group Inc.	21,701	1,202
	Quanta Services Inc.	13,513	1,133
*	Virgin Galactic Holdings Inc.	26,763	996
*	Pluralsight Inc. Class A	43,801	902
	CH Robinson Worldwide Inc.	9,889	898
	Western Union Co.	38,459	893
	Armstrong World Industries Inc.	8,393	718
*	Crown Holdings Inc.	6,529	624
	MSA Safety Inc.	3,839	618
*	Waters Corp.	2,212	606
	Graphic Packaging Holding Co.	28,199	448
*	WEX Inc.	1,770	369
	Donaldson Co. Inc.	6,253	368
	Huntington Ingalls Industries Inc.	1,805	318
*	AZEK Co. Inc. Class A	7,005	309
*	XPO Logistics Inc.	2,098	245
	CoreLogic Inc.	2,061	174
*	Affirm Holdings Inc.	330	31
			1,065,012
Real Estate (1.8%)
	American Tower Corp.	210,063	45,401
	Crown Castle International Corp.	184,595	28,751
	Equinix Inc.	42,294	27,421
*	CoStar Group Inc.	18,544	15,276
	Simon Property Group Inc.	121,048	13,669
	Public Storage	46,807	10,950
	Extra Space Storage Inc.	41,789	5,253
*	RealPage Inc.	36,778	3,191
	Iron Mountain Inc.	80,220	2,791
	Equity LifeStyle Properties Inc.	33,939	2,092
	SBA Communications Corp. Class A	7,179	1,831
	CoreSite Realty Corp.	12,909	1,571
*	Zillow Group Inc. Class C	6,194	999
*	Zillow Group Inc. Class A	4,175	709
	Americold Realty Trust	9,386	329
	Brookfield Property REIT Inc. Class A	13,354	234
			160,468
Technology (45.6%)
	Apple Inc.	7,685,725	931,971
	Microsoft Corp.	3,566,326	828,743
*	Facebook Inc. Class A	1,143,605	294,616
*	Alphabet Inc. Class A	110,952	224,335
*	Alphabet Inc. Class C	107,447	218,855
	NVIDIA Corp.	281,148	154,232
*	Adobe Inc.	229,131	105,325
*	salesforce.com Inc.	387,118	83,811
	Broadcom Inc.	178,290	83,773
	QUALCOMM Inc.	535,984	72,996
	Applied Materials Inc.	436,250	51,560
	Oracle Corp.	789,723	50,945
*	ServiceNow Inc.	92,609	49,403
	Intuit Inc.	120,019	46,824
*	Advanced Micro Devices Inc.	530,350	44,820
	Lam Research Corp.	69,026	39,151
	Texas Instruments Inc.	217,567	37,480
39

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Zoom Video Communications Inc. Class A	81,344	30,391
	KLA Corp.	73,828	22,978
*	Twilio Inc. Class A	56,870	22,343
*	Workday Inc. Class A	83,752	20,534
*	DocuSign Inc. Class A	84,840	19,230
*	Autodesk Inc.	69,482	19,177
*	Cadence Design Systems Inc.	131,341	18,531
*	Synopsys Inc.	66,763	16,371
*	Match Group Inc.	106,614	16,296
*	Palo Alto Networks Inc.	44,321	15,881
	Xilinx Inc.	116,476	15,177
*	Atlassian Corp. plc Class A	62,459	14,847
*	Okta Inc.	54,723	14,307
*	RingCentral Inc. Class A	37,442	14,159
*	ANSYS Inc.	40,835	13,924
	Microchip Technology Inc.	88,982	13,581
*	Pinterest Inc. Class A	158,629	12,782
*	Crowdstrike Holdings Inc. Class A	52,534	11,347
*	Coupa Software Inc.	32,588	11,284
*	Splunk Inc.	75,660	10,820
*	Fortinet Inc.	63,119	10,658
	CDW Corp.	67,422	10,578
	Amphenol Corp. Class A	82,162	10,326
*	HubSpot Inc.	19,619	10,104
	Teradyne Inc.	78,412	10,085
*	EPAM Systems Inc.	25,180	9,408
*	MongoDB Inc.	24,289	9,374
*	Paycom Software Inc.	23,414	8,762
*	Tyler Technologies Inc.	18,814	8,719
*	IAC/Inter Active Corp.	35,543	8,702
*	Zendesk Inc.	55,014	8,040
	Monolithic Power Systems Inc.	20,809	7,793
*	Slack Technologies Inc. Class A	181,334	7,422
*	Gartner Inc.	40,970	7,335
*	Zscaler Inc.	34,343	7,041
*	Datadog Inc. Class A	72,254	6,894
*	PTC Inc.	49,401	6,765
*	GoDaddy Inc. Class A	80,024	6,492
*	Arista Networks Inc.	22,826	6,388
	Entegris Inc.	59,986	6,311
*	Avalara Inc.	39,165	6,147
*	Akamai Technologies Inc.	63,027	5,956
*	Black Knight Inc.	72,255	5,541
*	VeriSign Inc.	28,357	5,502
*	Five9 Inc.	29,458	5,457
*,1	VMware Inc. Class A	38,199	5,279
	NortonLifeLock Inc.	259,370	5,060
*	Aspen Technology Inc.	29,666	4,465
*	Dynatrace Inc.	86,579	4,308
	Universal Display Corp.	20,224	4,281
*	Elastic NV	31,521	4,236
*	Anaplan Inc.	63,061	4,098
	Maxim Integrated Products Inc.	42,007	3,914
*	Globant SA	18,158	3,899
*	Cloudflare Inc. Class A	51,938	3,842
*	Inphi Corp.	22,791	3,751
*	Smartsheet Inc. Class A	52,700	3,649
	NetApp Inc.	56,464	3,535
*	Ceridian HCM Holding Inc.	38,247	3,429
	Analog Devices Inc.	21,218	3,306
*	Manhattan Associates Inc.	26,855	3,302
40

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Proofpoint Inc.	27,002	3,265
*	Nutanix Inc. Class A	90,733	2,748
*	Fastly Inc. Class A	37,245	2,741
*	Dropbox Inc. Class A	116,837	2,634
	Roper Technologies Inc.	6,909	2,609
*	Everbridge Inc.	16,348	2,505
*	Alteryx Inc. Class A	25,369	2,425
	Pegasystems Inc.	16,925	2,240
	Vertiv Holdings Co. Class A	104,994	2,198
	Citrix Systems Inc.	15,967	2,133
*	Change Healthcare Inc.	84,661	1,936
*	Medallia Inc.	41,500	1,675
*	Teradata Corp.	40,037	1,605
*	Pure Storage Inc. Class A	65,809	1,539
*	New Relic Inc.	24,183	1,479
	SS&C Technologies Holdings Inc.	22,278	1,477
*	PagerDuty Inc.	32,618	1,459
	Cognizant Technology Solutions Corp. Class A	18,181	1,336
*	Unity Software Inc.	11,601	1,249
*	Guidewire Software Inc.	7,534	836
	Switch Inc. Class A	36,637	635
*	Dell Technologies Class C	7,727	626
*	Duck Creek Technologies Inc.	12,586	595
	Jabil Inc.	13,369	577
	Leidos Holdings Inc.	6,262	554
*	Dun & Bradstreet Holdings Inc.	21,432	469
*	FireEye Inc.	23,439	453
*	Vroom Inc.	9,716	430
*	CACI International Inc. Class A	1,940	429
*	nCino Inc.	5,744	393
	CDK Global Inc.	7,351	369
	Science Applications International Corp.	3,534	304
*,1	JFrog Ltd.	5,525	296
*	Jamf Holding Corp.	7,365	275
*	Grubhub Inc.	4,167	267
*	BigCommerce Holdings Inc. Series 1	4,518	267
*	IPG Photonics Corp.	1,070	243
*	Allegro MicroSystems Inc.	9,159	239
	McAfee Corp.Class A	9,326	193
*	Datto Holding Corp.	5,973	139
*	Palantir Technologies Inc. Class A	2,257	54
*	Qualtrics International Inc. Class A	721	27
*	DoorDash Inc. Class A	141	24
*	Bumble Inc. Class A	350	24
			3,960,925
Telecommunications (0.8%)
*	Charter Communications Inc. Class A	62,241	38,180
*	Roku Inc.	51,807	20,489
	Cable One Inc.	2,533	4,850
*	Altice USA Inc. Class A	138,651	4,660
	Motorola Solutions Inc.	8,391	1,472
	Ubiquiti Inc.	3,323	1,060
*	Lumentum Holdings Inc.	3,772	340
*	Comm Scope Holding Co. Inc.	4,886	71
			71,122
Utilities (0.0%)
	Waste Management Inc.	25,954	2,878
	NRG Energy Inc.	40,262	1,470
			4,348
Total Common Stocks (Cost $5,015,651)			8,683,127
41

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 0.099% (Cost $2,922)	29,226	2,923
Total Investments (100.0%) (Cost $5,018,573)			8,686,050
Other Assets and Liabilities—Net (0.0%)			(3,152)
Net Assets (100%)			8,682,898
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,787,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,917,000 was received for securities on loan.
REIT—Real Estate Investment Trust.
42

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SNA18482 042021

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
Common Stocks (100.1%)
Basic Materials (3.9%)
	Cleveland-Cliffs Inc.	821,249	10,956
	Rexnord Corp.	217,076	9,758
*	RBC Bearings Inc.	44,426	8,843
*	Alcoa Corp.	337,956	8,297
	U.S. Steel Corp.	470,770	7,820
	Avient Corp.	164,820	7,124
	Balchem Corp.	58,014	6,925
	Quaker Chemical Corp.	23,976	6,770
	UFP Industries Inc.	107,917	6,583
	Hecla Mining Co.	941,484	6,148
	Sensient Technologies Corp.	76,551	5,960
	Commercial Metals Co.	214,275	5,389
*	Ingevity Corp.	74,819	5,198
	Stepan Co.	38,884	4,693
	Trinseo SA	69,049	4,468
	Innospec Inc.	44,167	4,437
	Minerals Technologies Inc.	61,492	4,380
	Worthington Industries Inc.	65,898	4,210
	Mueller Industries Inc.	100,969	4,103
*	Coeur Mining Inc.	436,955	3,937
*	Arconic Corp.	179,609	3,937
	Compass Minerals International Inc.	61,541	3,883
	Domtar Corp.	99,283	3,678
*	Novagold Resources Inc.	428,908	3,581
	Boise Cascade Co.	70,353	3,513
	Carpenter Technology Corp.	85,614	3,481
	Tronox Holdings plc Class A	183,804	3,371
	Kaiser Aluminum Corp.	28,326	3,232
*,1	Amyris Inc.	192,073	2,651
	Schweitzer-Mauduit International Inc.	55,973	2,614
	Materion Corp.	36,540	2,502
*	GCP Applied Technologies Inc.	88,039	2,183
*	Kraton Corp.	56,272	2,093
	Orion Engineered Carbons SA	108,710	1,924
	U.S. Silica Holdings Inc.	132,468	1,763
	Neenah Inc.	30,187	1,670
	Schnitzer Steel Industries Inc. Class A	46,499	1,606
*	AdvanSix Inc.	49,295	1,370
	Glatfelter Corp.	79,029	1,268
*	Koppers Holdings Inc.	37,050	1,238
*	Century Aluminum Co.	88,929	1,221
*,1	Energy Fuels Inc.	233,343	1,211
	Hawkins Inc.	17,473	1,094
	PQ Group Holdings Inc.	69,481	1,067
*	Rayonier Advanced Materials Inc.	112,204	1,038
*	Clearwater Paper Corp.	29,050	1,017
	American Vanguard Corp.	51,764	1,010
	Omega Flex Inc.	5,283	911
*	Uranium Energy Corp.	354,065	751
	Tredegar Corp.	47,392	722
	Verso Corp. Class A	57,055	713
	FutureFuel Corp.	46,848	688
*	TimkenSteel Corp.	80,215	648
	Haynes International Inc.	22,526	629
*	Unifi Inc.	24,683	615
*	Gatos Silver Inc.	43,108	602
*	Intrepid Potash Inc.	17,154	509
*	NN Inc.	75,643	462
*	Ryerson Holding Corp.	29,101	370
1

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Gold Resource Corp.	120,261	324
*	Marrone Bio Innovations Inc.	122,970	314
	Olympic Steel Inc.	16,760	299
	Caledonia Mining Corp. plc	20,814	295
	Eastern Co.	9,718	248
*	AgroFresh Solutions Inc.	57,266	137
	NL Industries Inc.	15,479	87
	Valhi Inc.	593	11
			194,550
Consumer Discretionary (16.4%)
*	Penn National Gaming Inc.	281,041	32,539
*	Caesars Entertainment Inc.	324,807	30,350
	Lithia Motors Inc. Class A	46,877	17,530
*	Deckers Outdoor Corp.	50,467	16,458
	Churchill Downs Inc.	68,547	15,809
*	RH	28,462	13,957
*	SiteOne Landscape Supply Inc.	79,229	12,559
*	Digital Turbine Inc.	151,897	12,542
	Marriott Vacations Worldwide Corp.	73,026	12,393
	Texas Roadhouse Inc. Class A	118,459	10,766
*,1	GameStop Corp. Class A	103,191	10,499
*	BJ's Wholesale Club Holdings Inc.	247,008	9,925
*	YETI Holdings Inc.	144,263	9,921
*	Fox Factory Holding Corp.	74,620	9,488
*	Crocs Inc.	120,450	9,241
*	Boyd Gaming Corp.	146,626	8,607
	Macy's Inc.	563,807	8,575
*	Stitch Fix Inc. Class A	108,912	8,311
*	Shake Shack Inc. Class A	63,298	7,500
	Wingstop Inc.	53,476	7,281
	TEGNA Inc.	395,873	7,217
	Goodyear Tire & Rubber Co.	416,536	7,002
	American Eagle Outfitters Inc.	272,189	6,995
*	National Vision Holdings Inc.	145,188	6,895
*	Sleep Number Corp.	48,881	6,703
	Cracker Barrel Old Country Store Inc.	42,776	6,625
	KB Home	159,218	6,429
*	Spirit Airlines Inc.	177,233	6,359
*	Visteon Corp.	50,006	6,359
	LCI Industries	44,485	6,270
*	Taylor Morrison Home Corp. Class A	227,835	6,268
*	Cardlytics Inc.	47,226	6,254
	Dana Inc.	261,197	6,219
*	iRobot Corp.	49,775	6,178
	Bed Bath & Beyond Inc.	228,856	6,147
	PROG Holdings Inc.	121,721	6,086
	Murphy USA Inc.	48,701	6,071
*	Hilton Grand Vacations Inc.	153,569	6,067
	Allegiant Travel Co. Class A	23,567	5,943
*	Asbury Automotive Group Inc.	34,769	5,892
*	Adient plc	158,714	5,885
*	Sonos Inc.	145,473	5,665
*	Meritage Homes Corp.	67,137	5,660
*	Stamps.com Inc.	30,684	5,582
	Brinker International Inc.	80,909	5,550
	Steven Madden Ltd.	148,518	5,494
	MDC Holdings Inc.	94,376	5,339
	Papa John's International Inc.	59,029	5,324
*	Avis Budget Group Inc.	94,922	5,273
	Cooper Tire & Rubber Co.	90,934	5,205
*	Overstock.com Inc.	77,003	5,172
2

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Wolverine World Wide Inc.	145,760	5,094
	Rent-A-Center Inc.	87,529	5,056
	SkyWest Inc.	89,012	5,018
*	Scientific Games Corp. Class A	103,223	4,834
*	Dorman Products Inc.	48,065	4,793
	Group 1 Automotive Inc.	31,426	4,791
	Callaway Golf Co.	168,316	4,704
	Signet Jewelers Ltd.	94,016	4,680
*	SeaWorld Entertainment Inc.	91,609	4,549
	Big Lots Inc.	70,897	4,505
*	LGI Homes Inc.	40,092	4,380
	Cinemark Holdings Inc.	193,022	4,333
*	Tri Pointe Homes Inc.	227,384	4,320
*	Urban Outfitters Inc.	124,328	4,215
	Cheesecake Factory Inc.	76,558	4,207
*	Skyline Champion Corp.	94,750	4,193
*	Gentherm Inc.	59,147	4,187
	Jack in the Box Inc.	40,912	4,187
	Herman Miller Inc.	106,469	4,084
	PriceSmart Inc.	41,056	3,960
	Strategic Education Inc.	43,507	3,956
	Kontoor Brands Inc.	93,024	3,930
	Bloomin' Brands Inc.	158,111	3,927
	Winnebago Industries Inc.	56,057	3,902
	ODP Corp.	99,466	3,807
	Monro Inc.	59,584	3,694
*	Adtalem Global Education Inc.	93,982	3,693
	Red Rock Resorts Inc. Class A	118,680	3,581
*	Cavco Industries Inc.	16,570	3,495
	La-Z-Boy Inc.	80,428	3,427
*	AMC Networks Inc. Class A	51,220	3,359
*	Vista Outdoor Inc.	105,150	3,324
*	Knowles Corp.	159,733	3,321
*	Glu Mobile Inc.	263,237	3,285
	International Game Technology plc	179,251	3,278
*	Sally Beauty Holdings Inc.	203,306	3,273
	Dave & Buster's Entertainment Inc.	79,707	3,237
	KAR Auction Services Inc.	232,720	3,237
	Rush Enterprises Inc. Class A	73,603	3,123
*	Boot Barn Holdings Inc.	51,500	3,112
	Abercrombie & Fitch Co. Class A	112,335	3,075
*	Clean Energy Fuels Corp.	234,347	3,056
*	Central Garden & Pet Co. Class A	71,022	2,948
*	RealReal Inc.	114,638	2,928
*	Century Communities Inc.	52,680	2,915
*	Gray Television Inc.	156,559	2,841
*	Malibu Boats Inc. Class A	37,019	2,759
	HNI Corp.	76,849	2,735
*	Tupperware Brands Corp.	88,418	2,703
*	Laureate Education Inc. Class A	193,985	2,667
	Acushnet Holdings Corp.	61,761	2,608
*	M/I Homes Inc.	50,279	2,509
*	WW International Inc.	84,938	2,505
	Sinclair Broadcast Group Inc. Class A	79,610	2,462
*	At Home Group Inc.	96,843	2,439
	Inter Parfums Inc.	32,133	2,351
*	G-III Apparel Group Ltd.	79,598	2,292
	Oxford Industries Inc.	29,502	2,249
*	Everi Holdings Inc.	147,779	2,233
	Dine Brands Global Inc.	28,147	2,227
*	BJ's Restaurants Inc.	39,689	2,204
3

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Hawaiian Holdings Inc.	81,818	2,194
	Steelcase Inc. Class A	155,332	2,165
*	Quotient Technology Inc.	157,179	2,109
*	elf Beauty Inc.	81,574	2,092
	Sturm Ruger & Co. Inc.	30,509	2,081
*	QuinStreet Inc.	84,542	2,020
	Buckle Inc.	52,430	2,015
*	Michaels Cos. Inc.	133,923	2,009
*	American Axle & Manufacturing Holdings Inc.	202,518	1,979
*	Denny's Corp.	111,824	1,962
	Matthews International Corp. Class A	54,876	1,959
	Sonic Automotive Inc. Class A	41,996	1,936
	Bally's Corp.	32,306	1,923
*	Hibbett Sports Inc.	29,684	1,907
	EW Scripps Co. Class A	100,810	1,897
	Camping World Holdings Inc. Class A	59,111	1,850
*	Imax Corp.	88,997	1,840
*	Liberty Media Corp.- Liberty Braves Class C	62,888	1,810
	Guess? Inc.	71,465	1,802
	Meredith Corp.	71,390	1,769
*	Children's Place Inc.	25,474	1,764
*	Stride Inc.	72,876	1,753
*	Selectquote Inc.	56,425	1,721
	Smith & Wesson Brands Inc.	99,533	1,713
*	Zumiez Inc.	37,621	1,696
*	MarineMax Inc.	37,194	1,661
*	GoPro Inc. Class A	220,632	1,659
*	Perdoceo Education Corp.	124,578	1,603
	Standard Motor Products Inc.	37,917	1,593
*	iHeartMedia Inc. Class A	109,823	1,545
*	Monarch Casino & Resort Inc.	22,819	1,544
*	America's Car-Mart Inc.	11,368	1,535
	Viad Corp.	36,463	1,526
	Scholastic Corp.	52,391	1,509
*,1	Corsair Gaming Inc.	41,300	1,480
	Knoll Inc.	90,021	1,468
*	Chuy's Holdings Inc.	35,533	1,457
*	XPEL Inc.	30,071	1,454
*	Stoneridge Inc.	47,000	1,441
*	Cars.com Inc.	121,955	1,423
	Citi Trends Inc.	17,947	1,398
*	Universal Electronics Inc.	23,964	1,394
	Designer Brands Inc. Class A	110,689	1,382
	Franchise Group Inc.	39,233	1,376
*	Aaron's Co. Inc.	60,726	1,333
	Ruth's Hospitality Group Inc.	58,108	1,325
	Interface Inc. Class A	104,911	1,303
*	Sportsman's Warehouse Holdings Inc.	76,721	1,300
*	1-800-Flowers.com Inc. Class A	45,534	1,288
*	Lumber Liquidators Holdings Inc.	51,424	1,274
*	Academy Sports and Outdoors Inc.	52,509	1,258
*	Fossil Group Inc.	82,260	1,245
*	Gannett Co. Inc.	239,057	1,183
*	Houghton Mifflin Harcourt Co.	191,408	1,168
*	Genesco Inc.	25,937	1,166
	Johnson Outdoors Inc. Class A	9,466	1,142
[1]	AMC Entertainment Holdings Inc. Class A	139,180	1,115
*	Purple Innovation Inc. Class A	29,932	1,101
*	CarParts.com Inc.	61,625	1,093
*	Cooper-Standard Holdings Inc.	30,056	1,077
	Haverty Furniture Cos. Inc.	29,330	1,061
4

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Ethan Allen Interiors Inc.	41,054	1,052
	Dillard's Inc. Class A	13,053	1,040
	Caleres Inc.	65,139	1,033
*	Tenneco Inc. Class A	92,448	1,030
*	Lovesac Co.	17,581	1,014
*	Accel Entertainment Inc. Class A	91,086	1,010
*	Nautilus Inc.	54,250	999
*	Boston Omaha Corp. Class A	23,323	979
	RCI Hospitality Holdings Inc.	15,185	976
	Carriage Services Inc. Class A	29,482	972
*	Lindblad Expeditions Holdings Inc.	46,643	972
	Winmark Corp.	5,439	960
	National Presto Industries Inc.	9,212	943
	Entercom Communications Corp. Class A	210,394	940
*	MSG Networks Inc. Class A	54,278	921
*	Beazer Homes USA Inc.	51,685	913
	OneSpaWorld Holdings Ltd.	81,839	893
*	Red Robin Gourmet Burgers Inc.	28,075	862
*	Master Craft Boat Holdings Inc.	33,203	851
*	Green Brick Partners Inc.	43,017	849
*,1	Akoustis Technologies Inc.	59,308	847
	Kimball International Inc. Class B	64,515	835
	Shoe Carnival Inc.	16,840	824
*	Central Garden & Pet Co.	17,590	802
	Systemax Inc.	22,209	802
	Marcus Corp.	40,521	796
*	Liquidity Services Inc.	50,271	785
*	American Public Education Inc.	26,111	769
	Clarus Corp.	43,910	762
*	Turtle Beach Corp.	25,325	757
*	VOXX International Corp. Class A	35,738	741
*	Liberty TripAdvisor Holdings Inc. Class A	129,612	730
*	Motorcar Parts of America Inc.	33,979	723
*	Golden Entertainment Inc.	30,377	718
	Hooker Furniture Corp.	21,171	716
*	Daily Journal Corp.	2,038	698
*	Lands' End Inc.	20,976	693
*	Mesa Air Group Inc.	53,629	654
	Movado Group Inc.	28,386	647
*	El Pollo Loco Holdings Inc.	33,352	611
*	Liberty Media Corp.- Liberty Braves Class A	20,478	602
*	Funko Inc. Class A	43,700	593
	Chico's FAS Inc.	215,404	579
*	OneWater Marine Inc. Class A	15,458	550
	Del Taco Restaurants Inc.	53,927	541
*	Container Store Group Inc.	35,143	539
*	Eros International plc	293,790	538
*	Noodles & Co. Class A	56,657	535
	Rocky Brands Inc.	12,276	535
	National CineMedia Inc.	111,323	525
*	American Outdoor Brands Inc.	24,936	499
*	Regis Corp.	42,389	498
*	Fiesta Restaurant Group Inc.	32,495	496
	Cato Corp. Class A	38,868	480
*	Fluent Inc.	75,708	479
	Tribune Publishing Co.	28,051	476
	Rush Enterprises Inc. Class B	12,009	456
	Superior Group of Cos. Inc.	19,135	456
*	Conn's Inc.	31,284	444
*	Lakeland Industries Inc.	13,812	434
*	Tilly's Inc. Class A	39,820	411
5

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	PlayAGS Inc.	48,031	392
*	Carrols Restaurant Group Inc.	63,284	391
*	Century Casinos Inc.	48,366	390
*	Casper Sleep Inc.	46,161	387
	Escalade Inc.	18,561	367
	Bluegreen Vacations Holding Class A	22,790	362
*	Aspen Group Inc.	40,070	356
*	Vera Bradley Inc.	36,475	346
*	LiveXLive Media Inc.	84,747	336
*	Alta Equipment Group Inc.	31,699	336
	Entravision Communications Corp. Class A	106,221	332
*	Universal Technical Institute Inc.	52,027	319
*	Express Inc.	116,477	313
	Nathan's Famous Inc.	5,224	312
	Lifetime Brands Inc.	22,177	288
*	Duluth Holdings Inc. Class B	19,511	273
	A-Mark Precious Metals Inc.	8,847	252
	Emerald Holding Inc.	44,854	245
*,1	Eastman Kodak Co.	28,046	242
*	Biglari Holdings Inc. Class B	1,984	232
*	Legacy Housing Corp.	14,589	229
	Hamilton Beach Brands Holding Co. Class A	12,525	220
	Marine Products Corp.	13,063	220
*	Gaia Inc. Class A	21,926	209
	Weyco Group Inc.	10,943	192
*	Kura Sushi USA Inc. Class A	6,338	189
*,1	Radius Global Infrastructure Inc. Class A	12,724	144
	Saga Communications Inc. Class A	6,748	140
*	Petco Health & Wellness Co. Inc.	5,922	118
*	ContextLogic Inc. Class A	4,661	91
*	Envela Corp.	14,264	75
*	Driven Brands Holdings Inc.	2,551	73
	Bluegreen Vacations Corp.	8,876	71
*	Biglari Holdings Inc. Class A	86	50
	CompX International Inc.	2,632	37
*	Dream Finders Homes Inc. Class A	1,034	24
*	Motorsport Games Inc. Class A	900	24
*	Poshmark Inc. Class A	224	13
			817,357
Consumer Staples (3.1%)
*	Darling Ingredients Inc.	290,193	18,294
*	Performance Food Group Co.	236,305	12,817
*	Freshpet Inc.	73,678	11,485
*	Helen of Troy Ltd.	45,634	9,893
	WD-40 Co.	24,566	7,658
	Lancaster Colony Corp.	34,165	5,968
	Sanderson Farms Inc.	36,395	5,550
	Medifast Inc.	20,387	5,158
*	Simply Good Foods Co.	153,814	4,487
	J & J Snack Foods Corp.	26,970	4,282
	Primo Water Corp.	281,604	4,024
*	Celsius Holdings Inc.	64,195	3,822
[1]	B&G Foods Inc.	115,036	3,489
	Vector Group Ltd.	251,657	3,435
*	Hostess Brands Inc. Class A	226,278	3,256
*	GrowGeneration Corp.	66,360	3,028
	Edgewell Personal Care Co.	98,432	3,011
	Core-Mark Holding Co. Inc.	80,467	2,622
*	United Natural Foods Inc.	98,297	2,600
*	Cal-Maine Foods Inc.	66,890	2,549
	Calavo Growers Inc.	29,628	2,229
6

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Universal Corp.	43,770	2,224
	Coca-Cola Consolidated Inc.	8,501	2,182
	National Beverage Corp.	42,492	2,025
*	USANA Health Sciences Inc.	20,810	2,020
*	Rite Aid Corp.	98,632	1,931
*	Chefs' Warehouse Inc.	54,262	1,690
*	BellRing Brands Inc. Class A	71,538	1,625
	MGP Ingredients Inc.	23,248	1,485
	Andersons Inc.	56,030	1,465
	Fresh Del Monte Produce Inc.	55,888	1,439
	John B Sanfilippo & Son Inc.	15,642	1,352
	ACCO Brands Corp.	166,691	1,350
	Ingles Markets Inc. Class A	25,662	1,333
*,1	Veru Inc.	95,540	1,320
	PetMed Express Inc.	35,434	1,230
	SpartanNash Co.	64,189	1,170
	Turning Point Brands Inc.	21,319	1,049
	Weis Markets Inc.	17,277	923
	Tootsie Roll Industries Inc.	28,732	885
*	Seneca Foods Corp. Class A	11,734	639
*	Landec Corp.	46,913	523
*,1	Vital Farms Inc.	18,533	503
*	HF Foods Group Inc.	64,436	475
	Limoneira Co.	29,341	450
*,1	NewAge Inc.	170,917	450
	Village Super Market Inc. Class A	15,471	357
	Oil-Dri Corp. of America	9,319	313
	Alico Inc.	9,413	279
*	Mission Produce Inc.	12,949	271
*	Nature's Sunshine Products Inc.	15,778	260
	Natural Grocers by Vitamin Cottage Inc.	16,543	233
*	Farmer Bros Co.	29,711	232
*	Lifevantage Corp.	25,013	219
*,1	Laird Superfood Inc.	5,504	217
*	Calyxt Inc.	18,589	177
*	Greenlane Holdings Inc. Class A	19,402	104
*	Hydrofarm Holdings Group Inc.	1,133	72
*	Bridgford Foods Corp.	2,921	45
			154,174
Energy (3.7%)
*	Plug Power Inc.	717,565	34,716
	Ovintiv Inc. (XNYS)	472,379	10,898
*,1	FuelCell Energy Inc.	519,402	8,799
*	ChampionX Corp.	335,382	7,134
*	PDC Energy Inc.	180,060	6,293
*	Renewable Energy Group Inc.	68,982	5,365
*	CNX Resources Corp.	401,447	5,062
	Arcosa Inc.	87,639	4,972
*,1	SunPower Corp.	138,131	4,803
*	Southwestern Energy Co.	1,166,852	4,726
*	Matador Resources Co.	198,894	4,155
*	Antero Resources Corp.	437,714	3,939
*	Range Resources Corp.	386,095	3,722
*	Transocean Ltd.	1,054,460	3,659
	World Fuel Services Corp.	112,824	3,506
	SM Energy Co.	205,599	2,850
	Delek US Holdings Inc.	112,598	2,765
	Cactus Inc. Class A	85,741	2,732
*	Magnolia Oil & Gas Corp. Class A	223,163	2,691
*	TPI Composites Inc.	55,503	2,645
*	Ameresco Inc. Class A	44,410	2,537
7

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	PBF Energy Inc. Class A	174,589	2,479
	Patterson-UTI Energy Inc.	329,799	2,440
	Archrock Inc.	233,642	2,409
	Kosmos Energy Ltd.	725,554	2,235
*	Dril-Quip Inc.	62,956	2,138
*	Oceaneering International Inc.	179,756	2,121
*	NOW Inc.	197,516	2,100
*	Golar LNG Ltd.	164,268	1,855
	Warrior Met Coal Inc.	92,814	1,779
*	ProPetro Holding Corp.	144,661	1,659
	DMC Global Inc.	26,202	1,650
	Liberty Oilfield Services Inc. Class A	133,574	1,561
*	Green Plains Inc.	61,409	1,555
	Nabors Industries Ltd.	12,626	1,402
*	NexTier Oilfield Solutions Inc.	292,391	1,360
	Arch Resources Inc.	27,332	1,310
*	Par Pacific Holdings Inc.	72,092	1,274
*	Frank's International NV	280,701	1,272
*	Helix Energy Solutions Group Inc.	256,031	1,254
*	MRC Global Inc.	141,281	1,235
	CVR Energy Inc.	53,116	1,173
*	American Superconductor Corp.	48,689	1,158
	Brigham Minerals Inc. Class A	76,679	1,097
*	Bonanza Creek Energy Inc.	34,146	1,090
*	Contango Oil & Gas Co.	207,987	1,013
	SunCoke Energy Inc.	150,465	961
*	Tellurian Inc.	302,615	935
*	REX American Resources Corp.	9,921	933
*	Tidewater Inc.	73,328	914
*	Oil States International Inc.	107,548	788
*	Select Energy Services Inc. Class A	106,912	676
*	RPC Inc.	104,474	663
*	Matrix Service Co.	47,189	640
	Berry Corp.	122,557	608
	Solaris Oilfield Infrastructure Inc. Class A	51,343	606
*	CONSOL Energy Inc.	54,191	586
*,1	Maxeon Solar Technologies Ltd.	17,278	582
*	W&T Offshore Inc.	170,870	562
*	Newpark Resources Inc.	160,916	557
*	National Energy Services Reunited Corp.	37,341	495
*	Peabody Energy Corp.	112,276	483
*	Shoals Technologies Group Inc. Class A	12,951	422
*	Penn Virginia Corp.	24,784	363
*	Bristow Group Inc.	11,839	315
*	Trecora Resources	43,631	310
*	Earthstone Energy Inc. Class A	42,669	302
	Falcon Minerals Corp.	68,895	272
*	Exterran Corp.	48,235	264
*	Comstock Resources Inc.	42,853	245
*	Talos Energy Inc.	22,236	235
	Evolution Petroleum Corp.	53,686	191
	NACCO Industries Inc. Class A	6,765	169
*	Goodrich Petroleum Corp.	16,955	165
*	Array Technologies Inc.	4,118	153
	Adams Resources & Energy Inc.	3,767	110
*	NextDecade Corp.	39,460	78
*	Whiting Petroleum Corp.	2,227	76
*	PrimeEnergy Resources Corp.	1,043	49
*	Independence Contract Drilling Inc.	361	2
			183,298
8

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
Financials (14.9%)
	Stifel Financial Corp.	180,294	11,012
	First Financial Bankshares Inc.	232,485	10,383
	South State Corp.	126,225	9,954
	Glacier Bancorp Inc.	172,777	9,365
	Valley National Bancorp	718,451	8,801
	United Bankshares Inc.	223,295	8,251
	Essent Group Ltd.	198,933	8,202
	CIT Group Inc.	178,028	8,074
	RLI Corp.	71,411	7,451
	Blackstone Mortgage Trust Inc. Class A	248,608	7,259
	Selective Insurance Group Inc.	106,667	7,235
	Radian Group Inc.	345,445	7,047
*	Texas Capital Bancshares Inc.	91,271	6,955
	Community Bank System Inc.	95,256	6,781
	Home BancShares Inc.	276,015	6,746
	Kinsale Capital Group Inc.	38,091	6,706
	BankUnited Inc.	165,593	6,655
	UMB Financial Corp.	78,720	6,642
	CNO Financial Group Inc.	250,327	6,023
	Houlihan Lokey Inc. Class A	93,225	5,925
	Hancock Whitney Corp.	155,731	5,879
*	Cannae Holdings Inc.	155,665	5,814
	Pacific Premier Bancorp Inc.	144,241	5,813
	Columbia Banking System Inc.	129,539	5,737
	Simmons First National Corp. Class A	195,229	5,716
	Ameris Bancorp	119,684	5,702
	Investors Bancorp Inc.	416,246	5,553
*	eXp World Holdings Inc.	89,794	5,423
	BancorpSouth Bank	178,605	5,369
	Old National Bancorp	295,819	5,363
*	Eastern Bankshares Inc.	298,872	5,263
*	Trupanion Inc.	54,365	5,260
	Hamilton Lane Inc. Class A	57,863	5,173
	Atlantic Union Bankshares Corp.	140,530	5,162
	Cathay General Bancorp	136,877	5,152
	Walker & Dunlop Inc.	51,092	5,092
	Independent Bank Corp. (XNGS)	59,189	5,061
	CVB Financial Corp.	232,998	4,988
	Moelis & Co. Class A	95,226	4,917
	WSFS Financial Corp.	90,571	4,813
*	Axos Financial Inc.	103,035	4,767
	Artisan Partners Asset Management Inc. Class A	99,222	4,713
	United Community Banks Inc.	140,764	4,654
	Independent Bank Group Inc.	66,748	4,652
	FirstCash Inc.	73,276	4,640
*	Enstar Group Ltd.	21,711	4,616
	Federated Hermes Inc.	171,502	4,583
	Cadence BanCorp. Class A	222,151	4,559
	PennyMac Financial Services Inc.	76,509	4,530
	American Equity Investment Life Holding Co.	163,729	4,524
	Fulton Financial Corp.	286,567	4,427
	ServisFirst Bancshares Inc.	87,912	4,357
	Hilltop Holdings Inc.	129,753	4,287
*	Mr Cooper Group Inc.	135,349	4,257
	International Bancshares Corp.	96,388	4,201
	Washington Federal Inc.	135,984	4,109
	Navient Corp.	331,486	4,104
	First Merchants Corp.	97,335	4,093
	First BanCorp.	388,875	4,079
	First Midwest Bancorp Inc.	205,925	4,073
9

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Chimera Investment Corp.	346,888	4,003
	First Financial Bancorp	175,058	3,927
	Renasant Corp.	98,306	3,861
	WesBanco Inc.	117,573	3,795
	Flagstar Bancorp Inc.	86,862	3,769
*	Silvergate Capital Corp. Class A	28,292	3,609
	Two Harbors Investment Corp.	495,310	3,576
	Towne Bank	120,742	3,482
	Arbor Realty Trust Inc.	207,930	3,466
	Trustmark Corp.	113,263	3,416
*	NMI Holdings Inc. Class A	148,368	3,392
	Apollo Commercial Real Estate Finance Inc.	255,034	3,389
	PennyMac Mortgage Investment Trust	177,270	3,363
*	Seacoast Banking Corp. of Florida	93,194	3,350
	Piper Sandler Cos.	31,333	3,331
	First Interstate BancSystem Inc. Class A	72,912	3,312
	Virtus Investment Partners Inc.	13,162	3,302
	Bank of NT Butterfield & Son Ltd.	90,476	3,301
	MFA Financial Inc.	819,806	3,296
	Banner Corp.	62,713	3,247
*	Focus Financial Partners Inc. Class A	68,550	3,223
	Park National Corp.	25,867	3,208
*	Triumph Bancorp Inc.	40,853	3,133
	Capitol Federal Financial Inc.	234,926	3,127
	Sandy Spring Bancorp Inc.	83,133	3,124
*	Palomar Holdings Inc.	36,514	3,108
	Goosehead Insurance Inc. Class A	23,812	3,085
	Lakeland Financial Corp.	44,611	3,076
*	PRA Group Inc.	81,374	2,999
	Northwest Bancshares Inc.	211,214	2,982
	Heartland Financial USA Inc.	62,698	2,931
	PJT Partners Inc. Class A	41,951	2,925
	Horace Mann Educators Corp.	74,861	2,885
	New York Mortgage Trust Inc.	682,915	2,848
*	Genworth Financial Inc. Class A	911,608	2,844
	Cohen & Steers Inc.	44,164	2,843
	Westamerica BanCorp.	46,950	2,822
	Eagle Bancorp Inc.	57,706	2,821
	Live Oak Bancshares Inc.	50,986	2,810
	Hope Bancorp Inc.	211,568	2,784
	Waddell & Reed Financial Inc. Class A	110,966	2,784
	NBT Bancorp Inc.	76,654	2,777
*	eHealth Inc.	46,399	2,757
	Argo Group International Holdings Ltd.	58,507	2,704
	Great Western Bancorp Inc.	99,730	2,676
	Meta Financial Group Inc.	60,030	2,659
	Provident Financial Services Inc.	129,425	2,618
	BGC Partners Inc. Class A	557,900	2,499
	Veritex Holdings Inc.	85,490	2,486
	James River Group Holdings Ltd.	53,888	2,474
	FB Financial Corp.	56,801	2,409
	ProAssurance Corp.	96,488	2,388
	Broadmark Realty Capital Inc.	231,954	2,380
	OceanFirst Financial Corp.	107,097	2,327
	First Commonwealth Financial Corp.	172,327	2,311
[1]	iStar Inc.	129,348	2,292
	Nelnet Inc. Class A	31,153	2,262
	B Riley Financial Inc.	34,158	2,248
	Stewart Information Services Corp.	47,456	2,240
	Ladder Capital Corp. Class A	190,914	2,184
	BancFirst Corp.	33,804	2,159
10

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	City Holding Co.	27,809	2,092
	First Busey Corp.	90,860	2,080
	National Bank Holdings Corp. Class A	53,066	2,056
	Premier Financial Corp.	66,860	2,050
	First Bancorp	50,804	2,046
	TriCo Bancshares	47,506	2,046
	Safety Insurance Group Inc.	25,777	2,038
	Boston Private Financial Holdings Inc.	147,621	2,031
*	BRP Group Inc. Class A	76,453	2,028
	AMERISAFE Inc.	34,525	2,020
	S&T Bancorp Inc.	69,585	2,010
	Brightsphere Investment Group Inc.	110,528	2,001
	Tompkins Financial Corp.	25,827	1,997
	Brookline Bancorp Inc.	139,935	1,991
	Redwood Trust Inc.	201,380	1,982
	Southside Bancshares Inc.	56,985	1,971
*	Enova International Inc.	62,274	1,912
*	Bancorp Inc.	92,704	1,879
*	Encore Capital Group Inc.	56,183	1,878
	Dime Community Bancshares Inc.	63,578	1,870
	Enterprise Financial Services Corp.	43,408	1,867
	Stock Yards Bancorp Inc.	36,756	1,811
	OFG Bancorp	91,591	1,769
	German American Bancorp Inc.	44,418	1,750
	Employers Holdings Inc.	51,926	1,729
*	StoneX Group Inc.	29,491	1,701
	Heritage Financial Corp.	65,147	1,687
	Berkshire Hills Bancorp Inc.	82,039	1,654
	HomeStreet Inc.	38,507	1,654
	Kearny Financial Corp.	144,970	1,645
	First Foundation Inc.	70,894	1,620
	Cowen Inc. Class A	46,393	1,570
	ConnectOne Bancorp Inc.	66,856	1,553
*	Third Point Reinsurance Ltd.	151,464	1,546
	Banc of California Inc.	80,197	1,488
	Washington Trust Bancorp Inc.	30,574	1,454
	Preferred Bank	24,838	1,439
	Federal Agricultural Mortgage Corp. Class C	16,456	1,419
	Meridian Bancorp Inc.	84,649	1,418
*	Columbia Financial Inc.	86,020	1,406
	ARMOUR Residential REIT Inc.	115,547	1,395
*	Ambac Financial Group Inc.	82,020	1,390
*	Customers Bancorp Inc.	51,644	1,383
	Horizon Bancorp Inc.	77,191	1,379
	Lakeland Bancorp Inc.	87,690	1,375
*	LendingClub Corp.	127,278	1,371
	Origin Bancorp Inc.	39,725	1,361
	Bryn Mawr Bank Corp.	35,535	1,344
	WisdomTree Investments Inc.	251,779	1,334
	1st Source Corp.	29,610	1,314
	Allegiance Bancshares Inc.	34,170	1,287
[1]	Invesco Mortgage Capital Inc.	327,765	1,275
	Univest Financial Corp.	50,468	1,269
*	StepStone Group Inc. Class A	35,052	1,262
*	Nicolet Bankshares Inc.	16,339	1,210
	First Bancorp Inc. (XNMS)	37,223	1,194
	Northfield Bancorp Inc.	86,425	1,183
	Ellington Financial Inc.	74,519	1,171
	TrustCo Bank Corp.	169,840	1,168
*	CrossFirst Bankshares Inc.	86,895	1,160
*	TriState Capital Holdings Inc.	50,016	1,148
11

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Community Trust Bancorp Inc.	27,959	1,142
	Harbornone Bancorp Inc.	95,580	1,142
	TPG RE Finance Trust Inc.	107,932	1,127
	Central Pacific Financial Corp.	49,370	1,117
	United Fire Group Inc.	37,742	1,112
	QCR Holdings Inc.	26,727	1,106
	Flushing Financial Corp.	53,159	1,103
	Granite Point Mortgage Trust Inc.	98,339	1,097
	Camden National Corp.	26,624	1,079
*	Watford Holdings Ltd.	30,974	1,073
	Great Southern Bancorp Inc.	19,464	1,028
	First Financial Corp.	24,196	1,025
	Heritage Commerce Corp.	104,477	994
	Capstead Mortgage Corp.	172,908	991
	Peoples Bancorp Inc.	31,814	991
	Ready Capital Corp.	74,925	983
	FBL Financial Group Inc. Class A	17,222	982
	Altabancorp	28,462	980
*	World Acceptance Corp.	7,706	975
	National Western Life Group Inc. Class A	4,636	968
	First Mid Bancshares Inc.	26,156	952
	KKR Real Estate Finance Trust Inc.	51,190	943
	Hanmi Financial Corp.	54,827	939
	Midland States Bancorp Inc.	38,287	938
	CBTX Inc.	32,009	934
	Peapack-Gladstone Financial Corp.	33,160	912
	Bank of Marin Bancorp	23,969	887
	Byline Bancorp Inc.	44,075	878
	Cambridge Bancorp	11,509	877
	Banco Latinoamericano de Comercio Exterior SA Class E	56,076	856
	Mercantile Bank Corp.	28,659	838
	First Community Bankshares Inc.	31,522	809
	Bank First Corp.	11,368	795
	Independent Bank Corp.	38,394	794
	Diamond Hill Investment Group Inc.	5,515	782
	Financial Institutions Inc.	28,324	776
	Business First Bancshares Inc.	34,978	768
	First of Long Island Corp.	41,268	767
	Arrow Financial Corp.	24,035	766
*	International Money Express Inc.	51,812	763
	Waterstone Financial Inc.	39,218	762
*	MoneyGram International Inc.	112,303	749
	Republic Bancorp Inc. Class A	17,714	745
	Dynex Capital Inc.	39,531	744
	Bar Harbor Bankshares	26,431	740
*	Atlantic Capital Bancshares Inc.	36,293	739
	Alerus Financial Corp.	26,866	739
	MidWestOne Financial Group Inc.	26,597	730
	Universal Insurance Holdings Inc.	49,036	730
	Orchid Island Capital Inc.	125,992	722
*	Assetmark Financial Holdings Inc.	29,275	692
	Sculptor Capital Management Inc. Class A	33,392	689
*	Amerant Bancorp Inc.	41,081	677
*	Equity Bancshares Inc. Class A	25,499	663
*	MBIA Inc.	89,914	656
	Farmers National Banc Corp.	47,356	655
	West BanCorp. Inc	28,624	653
*	Metropolitan Bank Holding Corp.	12,520	648
	HomeTrust Bancshares Inc.	27,961	647
	HCI Group Inc.	11,085	641
	Oppenheimer Holdings Inc. Class A	16,849	639
12

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Hingham Institution for Savings	2,564	621
	Old Second Bancorp Inc.	51,636	618
	Sierra Bancorp	25,697	613
	CNB Financial Corp.	26,339	611
	Reliant Bancorp Inc.	27,132	600
	Capital City Bank Group Inc.	24,173	597
	State Auto Financial Corp.	31,743	595
	American National Bankshares Inc.	19,099	592
*	Southern First Bancshares Inc.	13,244	583
*	Oportun Financial Corp.	35,638	582
	MVB Financial Corp.	17,717	578
	RBB Bancorp	30,270	569
*	Bridgewater Bancshares Inc.	39,304	568
	First Internet Bancorp	17,015	557
	Civista Bancshares Inc.	28,686	552
*,1	Citizens Inc. Class A	89,269	542
	Merchants Bancorp	15,764	536
	SmartFinancial Inc.	25,478	535
	Peoples Financial Services Corp.	12,498	523
	Southern National Bancorp of Virginia Inc.	36,101	513
	Summit Financial Group Inc.	21,091	508
	Southern Missouri Bancorp Inc.	13,740	505
	Citizens & Northern Corp.	23,863	499
	Regional Management Corp.	15,401	499
	Spirit of Texas Bancshares Inc.	23,492	488
*	Carter Bankshares Inc.	41,102	486
	Anworth Mortgage Asset Corp.	175,028	485
	Curo Group Holdings Corp.	32,776	474
	First Bancorp Inc. (XNGS)	18,217	466
	Enterprise Bancorp Inc.	16,046	465
	Capstar Financial Holdings Inc.	28,667	465
	Red River Bancshares Inc.	8,918	463
*	Coastal Financial Corp.	16,345	458
	Century Bancorp Inc. Class A	5,017	455
	Metrocity Bankshares Inc.	31,292	447
	Heritage Insurance Holdings Inc.	45,425	441
	Home Bancorp Inc.	13,316	431
	Northrim BanCorp Inc.	11,155	429
	Guaranty Bancshares Inc.	14,029	428
	ACNB Corp.	15,430	426
	Farmers & Merchants Bancorp Inc.	18,388	424
	Great Ajax Corp.	37,593	423
	Amalgamated Bank Class A	24,010	422
*	EZCorp. Inc. Class A	86,058	413
	PCSB Financial Corp.	25,453	411
	FS Bancorp Inc.	6,694	406
	Macatawa Bank Corp.	46,016	406
	Greenhill & Co. Inc.	25,988	392
	Orrstown Financial Services Inc.	19,853	387
	National Bankshares Inc.	11,618	385
	Timberland Bancorp Inc.	13,644	379
	South Plains Financial Inc.	19,325	373
	LCNB Corp.	21,907	372
*	Greenlight Capital Re Ltd. Class A	47,605	371
	First Choice Bancorp	18,647	369
	Protective Insurance Corp. Class B	16,090	369
	Premier Financial Bancorp Inc.	23,656	368
	Ames National Corp.	16,027	366
	Provident Bancorp Inc.	29,758	365
	Fidelity D&D Bancorp Inc.	7,150	363
	Investors Title Co.	2,386	362
13

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Trean Insurance Group Inc.	21,207	359
*	BayCom Corp.	20,694	354
	Northeast Bank	13,589	353
	Territorial Bancorp Inc.	14,255	350
	Western Asset Mortgage Capital Corp.	106,890	348
	BCB Bancorp Inc.	26,194	347
	Investar Holding Corp.	18,066	347
	Parke Bancorp Inc.	18,754	340
*	FVCBankcorp Inc.	21,473	339
	Luther Burbank Corp.	33,198	339
	Western New England Bancorp Inc.	41,930	336
	ChoiceOne Financial Services Inc.	13,193	335
	Central Valley Community Bancorp	18,761	332
	First Business Financial Services Inc.	14,963	332
	Shore Bancshares Inc.	21,726	332
*	Howard Bancorp Inc.	23,808	327
*	Professional Holding Corp. Class A	20,256	324
	PCB Bancorp	22,927	319
	Bank of Commerce Holdings	28,832	313
	Independence Holding Co.	8,246	313
*	Select Bancorp Inc.	28,245	309
	Community Bankers Trust Corp.	38,728	301
	Bankwell Financial Group Inc.	12,083	300
	First Bank	28,426	300
*	Republic First Bancorp Inc.	82,555	293
	1st Constitution Bancorp	16,566	291
	HBT Financial Inc.	17,991	290
	Codorus Valley Bancorp Inc.	17,150	289
	Mid Penn Bancorp Inc.	12,282	289
	Penns Woods Bancorp Inc.	12,094	288
	Richmond Mutual BanCorp. Inc.	21,909	287
	Pzena Investment Management Inc. Class A	31,070	286
*	NI Holdings Inc.	15,991	285
	Evans Bancorp Inc.	8,685	281
	First Capital Inc.	5,854	281
	Community Financial Corp.	9,184	278
	C&F Financial Corp.	6,377	277
	Donegal Group Inc. Class A	20,213	277
	Crawford & Co. Class A	29,343	276
	Unity Bancorp Inc.	13,880	276
	Norwood Financial Corp.	10,654	272
	Bank of Princeton	10,292	270
	Cherry Hill Mortgage Investment Corp.	27,427	269
*	Esquire Financial Holdings Inc.	12,041	269
*	Safeguard Scientifics Inc.	35,023	268
	ESSA Bancorp Inc.	16,505	259
	First Northwest Bancorp	15,595	254
	Eagle Bancorp Montana Inc.	11,582	252
	Silvercrest Asset Management Group Inc. Class A	17,511	246
	Riverview Bancorp Inc.	36,983	244
	Westwood Holdings Group Inc.	13,950	241
	Middlefield Banc Corp.	10,725	240
*	Arlington Asset Investment Corp. Class A	58,167	233
	Meridian Corp.	9,509	232
	Standard AVB Financial Corp.	7,058	231
	Marlin Business Services Corp.	15,076	229
*	Pioneer Bancorp Inc.	20,964	226
	Chemung Financial Corp.	6,386	225
	First Community Corp.	12,618	225
*	Capital Bancorp Inc.	14,041	224
	United Insurance Holdings Corp.	35,913	223
14

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	BankFinancial Corp.	23,267	220
	SB Financial Group Inc.	12,624	218
*	ProSight Global Inc.	17,207	217
	First Savings Financial Group Inc.	3,437	215
*	California BanCorp.	13,918	215
	FNCB Bancorp Inc.	30,352	214
	First United Corp.	11,780	213
	Mackinac Financial Corp.	16,491	213
*	First Western Financial Inc.	11,529	210
	Hawthorn Bancshares Inc.	10,417	210
*	MainStreet Bancshares Inc.	11,263	209
	OP Bancorp	22,241	204
	Franklin Financial Services Corp.	7,420	204
	Plumas Bancorp	8,121	203
	Colony Bankcorp Inc.	14,175	203
	Oak Valley Bancorp	12,443	201
	County Bancorp Inc.	8,807	199
	Level One Bancorp Inc.	9,317	199
	Ellington Residential Mortgage REIT	15,879	195
	Peoples Bancorp of North Carolina Inc.	8,248	193
	Salisbury Bancorp Inc.	4,658	190
	Prudential Bancorp Inc.	13,926	189
	Ohio Valley Banc Corp.	7,689	187
*	MMA Capital Holdings Inc.	8,403	187
	CB Financial Services Inc.	9,146	186
	United Security Bancshares	24,661	184
	GAMCO Investors Inc. Class A	9,509	181
	Landmark Bancorp Inc.	7,310	179
	Provident Financial Holdings Inc.	10,848	171
	Citizens Holding Co.	8,659	169
	Auburn National BanCorp Inc.	4,108	161
*	Security National Financial Corp. Class A	17,513	158
	FedNat Holding Co.	22,580	156
	Sterling Bancorp Inc.	28,163	145
*	Ponce de Leon Federal Bank	13,793	140
*	Limestone Bancorp Inc.	9,276	140
	Partners Bancorp.	18,267	130
*	Upstart Holdings Inc.	1,951	128
	Greene County Bancorp Inc.	5,315	127
	First Guaranty Bancshares Inc.	6,739	112
	Associated Capital Group Inc. Class A	3,223	110
*	Siebert Financial Corp.	20,929	98
*	Bogota Financial Corp.	10,582	96
*	Swk Holdings Corp.	6,652	91
*	Altisource Portfolio Solutions SA	8,182	83
	Bank7 Corp.	4,977	81
	Value Line Inc.	1,970	57
	Oconee Federal Financial Corp.	2,041	51
*	GWG Holdings Inc.	5,679	39
*	Vericity Inc.	3,442	35
			738,791
Health Care (19.7%)
*	Novavax Inc.	111,147	25,701
*	Ultragenyx Pharmaceutical Inc.	112,915	15,982
*	Natera Inc.	136,441	15,839
*	Mirati Therapeutics Inc.	77,222	15,515
*	Arrowhead Pharmaceuticals Inc.	181,052	14,423
*	Fate Therapeutics Inc.	135,836	12,187
*	HealthEquity Inc.	144,814	11,925
*	Bridgebio Pharma Inc.	167,882	11,866
*	Inspire Medical Systems Inc.	47,209	10,990
15

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Halozyme Therapeutics Inc.	239,865	10,854
*	Nevro Corp.	61,331	10,131
*	LHC Group Inc.	54,694	9,938
*	Blueprint Medicines Corp.	99,821	9,804
*	Pacific Biosciences of California Inc.	318,916	9,749
*	Omnicell Inc.	76,596	9,720
*	NeoGenomics Inc.	189,013	9,634
*	Tenet Healthcare Corp.	188,522	9,618
*	TG Therapeutics Inc.	208,004	9,104
*	STAAR Surgical Co.	82,621	8,593
*	Arena Pharmaceuticals Inc.	104,916	8,430
*	iRhythm Technologies Inc.	52,129	8,388
*	Invitae Corp.	208,257	8,357
*	Denali Therapeutics Inc.	113,460	8,146
*	Twist Bioscience Corp.	59,049	8,127
*	Medpace Holdings Inc.	49,801	8,089
*	Turning Point Therapeutics Inc.	67,364	7,943
*	Emergent BioSolutions Inc.	81,424	7,817
*	Neogen Corp.	95,152	7,795
	Ensign Group Inc.	93,280	7,651
*	FibroGen Inc.	152,071	7,608
*	Kodiak Sciences Inc.	58,031	7,487
*	Biohaven Pharmaceutical Holding Co. Ltd.	86,830	7,379
*	Glaukos Corp.	77,015	7,283
*	Livanova plc	88,148	6,835
*	CareDx Inc.	86,223	6,818
*	Veracyte Inc.	116,777	6,780
*	1Life Healthcare Inc.	141,856	6,740
*	Insmed Inc.	182,798	6,539
*,1	Beam Therapeutics Inc.	71,998	6,417
*	PTC Therapeutics Inc.	111,577	6,371
*	Select Medical Holdings Corp.	196,001	6,203
*	ChemoCentryx Inc.	89,538	6,074
*	Vir Biotechnology Inc.	96,698	6,056
	CONMED Corp.	49,076	6,039
*	Shockwave Medical Inc.	51,337	5,994
*	HMS Holdings Corp.	158,950	5,847
*	Allakos Inc.	47,326	5,735
*	Amicus Therapeutics Inc.	464,235	5,701
*	Pacira BioSciences Inc.	76,956	5,656
*	NuVasive Inc.	92,611	5,587
*	NanoString Technologies Inc.	79,467	5,546
*	Intellia Therapeutics Inc.	90,472	5,470
*	Merit Medical Systems Inc.	97,544	5,435
*	R1 RCM Inc.	195,935	5,416
*	Apellis Pharmaceuticals Inc.	108,263	5,215
*	Integer Holdings Corp.	59,027	5,206
*	AtriCure Inc.	78,913	5,151
	Cantel Medical Corp.	68,288	5,072
*	Editas Medicine Inc. Class A	113,385	4,973
*	Xencor Inc.	99,975	4,926
*	Arvinas Inc.	62,289	4,877
	Patterson Cos. Inc.	153,141	4,757
	Owens & Minor Inc.	131,133	4,460
*	Corcept Therapeutics Inc.	175,661	4,418
*,1	Sorrento Therapeutics Inc.	451,919	4,370
*	Intra-Cellular Therapies Inc.	119,594	4,237
*	Magellan Health Inc.	43,286	4,039
*	Vericel Corp.	82,017	3,960
*	Avanos Medical Inc.	85,986	3,954
*	Myriad Genetics Inc.	128,373	3,914
16

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Ligand Pharmaceuticals Inc.	26,004	3,854
	Healthcare Services Group Inc.	134,482	3,826
*	Prestige Consumer Healthcare Inc.	90,711	3,784
*	SpringWorks Therapeutics Inc.	43,405	3,735
*	Phreesia Inc.	60,054	3,678
*	Karuna Therapeutics Inc.	28,452	3,555
*	BioCryst Pharmaceuticals Inc.	318,507	3,433
*	Rocket Pharmaceuticals Inc.	61,380	3,411
*	Allogene Therapeutics Inc.	97,171	3,373
*	Axsome Therapeutics Inc.	49,915	3,362
*	Inovalon Holdings Inc. Class A	134,580	3,305
*	MEDNAX Inc.	134,660	3,290
*	Endo International plc	408,415	3,239
*,1	OPKO Health Inc.	717,295	3,228
*	Dicerna Pharmaceuticals Inc.	118,786	3,205
*	REVOLUTION Medicines Inc.	69,574	3,178
*,1	Inovio Pharmaceuticals Inc.	285,917	3,174
*	Kura Oncology Inc.	110,895	3,105
*	Deciphera Pharmaceuticals Inc.	68,730	3,009
*	Revance Therapeutics Inc.	113,441	2,979
*	Health Catalyst Inc.	60,638	2,940
*	Cardiovascular Systems Inc.	70,853	2,926
*	ImmunoGen Inc.	332,306	2,908
*	Addus HomeCare Corp.	26,770	2,880
*	Quanterix Corp.	37,909	2,872
*	Translate Bio Inc.	122,895	2,868
*	Cassava Sciences Inc.	58,916	2,862
*	Heron Therapeutics Inc.	157,888	2,855
*	ModivCare Inc.	21,783	2,794
*	Axonics Modulation Technologies Inc.	54,520	2,743
*	Evolent Health Inc. Class A	136,090	2,742
*	Travere Thrapeutics Inc.	88,179	2,718
*	Silk Road Medical Inc.	49,260	2,698
	U.S. Physical Therapy Inc.	22,847	2,679
*	Arcus Biosciences Inc.	75,957	2,678
*	Ironwood Pharmaceuticals Inc. Class A	287,631	2,655
	Luminex Corp.	77,493	2,520
*	REGENXBIO Inc.	61,309	2,508
*	Scholar Rock Holding Corp.	46,000	2,489
*	MacroGenics Inc.	98,770	2,470
*,1	Fulgent Genetics Inc.	24,392	2,470
*	GenMark Diagnostics Inc.	125,504	2,454
*	Pennant Group Inc.	45,985	2,427
*	Relay Therapeutics Inc.	57,987	2,393
*	Sangamo Therapeutics Inc.	207,583	2,385
*	Supernus Pharmaceuticals Inc.	87,913	2,362
*	Heska Corp.	12,523	2,359
*	MannKind Corp.	402,192	2,296
*	Atara Biotherapeutics Inc.	136,348	2,288
*	Ocular Therapeutix Inc.	123,333	2,262
*	Cytokinetics Inc.	119,607	2,240
*	Lantheus Holdings Inc.	119,314	2,229
*	Frequency Therapeutics Inc.	45,258	2,227
*	Zentalis Pharmaceuticals Inc.	51,976	2,185
*	Codexis Inc.	96,707	2,138
*	Zogenix Inc.	100,111	2,123
*,1	Omeros Corp.	106,268	2,119
*	Avid Bioservices Inc.	101,767	2,094
*	Viela Bio Inc.	38,912	2,070
*	Adverum Biotechnologies Inc.	160,211	2,055
*	ZIOPHARM Oncology Inc.	383,505	2,044
17

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Arcturus Therapeutics Holdings Inc.	38,692	2,038
*	Progyny Inc.	48,087	2,024
*	Option Care Health Inc.	104,174	1,999
*	Atea Pharmaceuticals Inc.	26,176	1,973
*	Y-mAbs Therapeutics Inc.	54,992	1,934
*	Krystal Biotech Inc.	24,389	1,924
*	Brookdale Senior Living Inc.	330,392	1,923
*	Madrigal Pharmaceuticals Inc.	15,757	1,910
*	Seres Therapeutics Inc.	99,449	1,893
*	NextGen Healthcare Inc.	100,352	1,877
*	Tivity Health Inc.	78,032	1,857
*,1	NantKwest Inc.	56,994	1,853
*	Cerus Corp.	295,793	1,816
*	Vanda Pharmaceuticals Inc.	96,646	1,802
*	Inogen Inc.	33,362	1,751
*	Mersana Therapeutics Inc.	95,852	1,743
*	Karyopharm Therapeutics Inc.	125,995	1,741
*	CryoLife Inc.	68,222	1,723
*	Coherus Biosciences Inc.	106,002	1,721
*	Enanta Pharmaceuticals Inc.	34,320	1,693
*	Tactile Systems Technology Inc.	33,019	1,678
*	Dynavax Technologies Corp.	191,208	1,673
*	TransMedics Group Inc.	45,469	1,632
*	SI-BONE Inc.	51,968	1,631
*	Castle Biosciences Inc.	21,351	1,624
*	Surgery Partners Inc.	40,809	1,611
*	Meridian Bioscience Inc.	76,346	1,609
	Atrion Corp.	2,560	1,600
*	CorVel Corp.	15,761	1,600
*	Alphatec Holdings Inc.	98,995	1,589
*	Varex Imaging Corp.	68,745	1,576
	National HealthCare Corp.	22,647	1,575
*	Natus Medical Inc.	60,686	1,572
*	Rhythm Pharmaceuticals Inc.	60,463	1,567
*	Orthofix Medical Inc.	33,594	1,562
*	Athenex Inc.	127,683	1,545
*,1	Tabula Rasa HealthCare Inc.	38,073	1,544
	LeMaitre Vascular Inc.	30,007	1,542
*	Epizyme Inc.	160,271	1,537
*	Keros Therapeutics Inc.	23,395	1,532
*	Radius Health Inc.	81,869	1,524
*	Alector Inc.	83,155	1,512
*	Replimune Group Inc.	42,973	1,488
*	Hanger Inc.	66,676	1,466
*	Collegium Pharmaceutical Inc.	61,648	1,454
*	Inari Medical Inc.	13,871	1,451
*	Axogen Inc.	65,511	1,448
*	RadNet Inc.	78,323	1,444
*	Kadmon Holdings Inc.	311,051	1,428
*	Nkarta Inc.	29,191	1,423
*	OptimizeRx Corp.	26,710	1,420
*	ALX Oncology Holdings Inc.	17,581	1,412
*	Constellation Pharmaceuticals Inc.	55,151	1,390
*	AdaptHealth Corp. Class A	45,156	1,389
*	Theravance Biopharma Inc.	83,743	1,388
*	AngioDynamics Inc.	66,087	1,385
*	Cara Therapeutics Inc.	74,111	1,360
*	G1 Therapeutics Inc.	61,537	1,360
*	OraSure Technologies Inc.	128,173	1,359
*	Intersect ENT Inc.	58,747	1,340
*	Protagonist Therapeutics Inc.	56,752	1,338
18

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Personalis Inc.	43,292	1,335
*	Stoke Therapeutics Inc.	22,290	1,335
*	PetIQ Inc. Class A	38,577	1,330
*	Community Health Systems Inc.	154,497	1,322
*	Innoviva Inc.	114,285	1,306
*	ORIC Pharmaceuticals Inc.	40,192	1,302
*	OrthoPediatrics Corp.	23,511	1,280
*,1	Esperion Therapeutics Inc.	46,432	1,272
*	Arcutis Biotherapeutics Inc.	37,200	1,271
*	Rigel Pharmaceuticals Inc.	305,147	1,266
	National Research Corp.	24,286	1,255
*	Antares Pharma Inc.	295,090	1,254
*	Five Prime Therapeutics Inc.	56,264	1,251
*	Surmodics Inc.	23,944	1,249
*	Prothena Corp. plc	55,723	1,244
*	Anavex Life Sciences Corp.	94,461	1,230
*	Bioxcel Therapeutics Inc.	22,940	1,230
*	TCR2 Therapeutics Inc.	45,562	1,206
*	Forma Therapeutics Holdings Inc.	30,997	1,197
*	Pulmonx Corp.	20,943	1,190
*	Syndax Pharmaceuticals Inc.	48,702	1,189
*	Allovir Inc.	32,397	1,184
*	Aerie Pharmaceuticals Inc.	64,233	1,181
*	Amphastar Pharmaceuticals Inc.	65,692	1,152
*	NGM Biopharmaceuticals Inc.	42,965	1,148
*	Agenus Inc.	284,598	1,138
*	Sutro Biopharma Inc.	50,188	1,114
*	Cutera Inc.	31,005	1,095
*	IGM Biosciences Inc.	12,510	1,094
*	VBI Vaccines Inc.	324,642	1,094
*	Applied Molecular Transport Inc.	22,267	1,088
*	Provention Bio Inc.	85,435	1,087
*	HealthStream Inc.	46,362	1,080
*,1	CEL-SCI Corp.	60,682	1,077
*	AnaptysBio Inc.	37,504	1,076
*	Immunovant Inc.	67,805	1,070
*	Albireo Pharma Inc.	30,619	1,067
*	ChromaDex Corp.	75,296	1,049
*	Accolade Inc.	23,588	1,045
*	Triple-S Management Corp. Class B	41,069	1,039
*	Prelude Therapeutics Inc.	16,631	1,037
*	Intercept Pharmaceuticals Inc.	46,839	1,015
*	Precigen Inc.	119,386	1,008
*	Precision BioSciences Inc.	84,169	1,007
*	Kiniksa Pharmaceuticals Ltd. Class A	48,466	997
*	BioLife Solutions Inc.	25,382	996
*,1	Aspira Women's Health Inc.	143,385	994
*	Dermtech Inc.	14,714	982
*	Shattuck Labs Inc.	23,709	979
*	Amneal Pharmaceuticals Inc.	179,622	968
*,1	Cortexyme Inc.	28,201	961
*	Gossamer Bio Inc.	102,153	960
*	Joint Corp.	24,016	956
*	Geron Corp. (XNGS)	520,638	932
*	PMV Pharmaceuticals Inc.	24,770	932
*	Anika Therapeutics Inc.	25,268	927
*	Black Diamond Therapeutics Inc.	32,763	917
*	SeaSpine Holdings Corp.	47,921	907
*	Morphic Holding Inc.	24,958	902
*	Outset Medical Inc.	18,063	899
*	Apollo Medical Holdings Inc.	36,282	898
19

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Atreca Inc. Class A	51,585	895
*	Spectrum Pharmaceuticals Inc.	260,229	893
*,1	Clovis Oncology Inc.	148,771	891
*	Akebia Therapeutics Inc.	256,851	889
*	IVERIC bio Inc.	144,733	889
*	ViewRay Inc.	201,861	880
*	Kymera Therapeutics Inc.	18,278	877
*	Relmada Therapeutics Inc.	26,239	875
*	Affimed NV	153,592	871
*	Flexion Therapeutics Inc.	78,620	866
*	Ardelyx Inc.	133,940	864
*	CorMedix Inc.	57,612	864
*	Chimerix Inc.	87,905	862
*	Vapotherm Inc.	35,472	862
*	KalVista Pharmaceuticals Inc.	26,176	860
*	Phathom Pharmaceuticals Inc.	19,419	855
*	Praxis Precision Medicines Inc.	19,558	851
*,1	Ontrak Inc.	14,340	845
*	iTeos Therapeutics Inc.	20,291	844
*	Eargo Inc.	14,287	834
*	Eagle Pharmaceuticals Inc.	18,653	830
*	C4 Therapeutics Inc.	19,348	830
*	Durect Corp.	369,381	820
*	Annexon Inc.	27,991	815
*	Pandion Therapeutics Inc.	13,462	810
*	Accuray Inc.	162,178	808
*	Passage Bio Inc.	44,836	808
	Phibro Animal Health Corp. Class A	37,020	799
*	Viking Therapeutics Inc.	117,480	792
*	Generation Bio Co.	22,301	779
*	Vaxcyte Inc.	32,754	772
*	Kronos Bio Inc.	26,529	771
*	Nurix Therapeutics Inc.	21,091	751
*	Crinetics Pharmaceuticals Inc.	49,005	749
*	Akero Therapeutics Inc.	24,585	747
*	MEI Pharma Inc.	197,992	742
*	Gritstone Oncology Inc.	54,202	736
*	Avidity Biosciences Inc.	30,343	732
*	Cue Biopharma Inc.	53,187	724
*	Verastem Inc.	307,825	723
*,1	Pulse Biosciences Inc.	24,636	721
*,1	TherapeuticsMD Inc.	465,437	707
*	CytoSorbents Corp.	74,478	702
*	Neoleukin Therapeutics Inc.	58,331	702
*	Catalyst Pharmaceuticals Inc.	175,996	685
*	Marinus Pharmaceuticals Inc.	45,303	685
*	BioDelivery Sciences International Inc.	162,578	683
*,1	Vaxart Inc.	94,906	679
*,1	Rubius Therapeutics Inc.	64,889	674
*	iCAD Inc.	36,415	673
*	UroGen Pharma Ltd.	35,107	669
*	Spero Therapeutics Inc.	36,840	669
*	Organogenesis Holdings Inc. Class A	43,525	662
*	Homology Medicines Inc.	61,524	661
*,1	Co-Diagnostics Inc.	47,728	657
*	Sientra Inc.	83,635	651
*	CytomX Therapeutics Inc.	81,801	642
*	Athersys Inc.	314,143	641
*	Syros Pharmaceuticals Inc.	75,135	631
*	Apyx Medical Corp.	60,058	628
*	Pliant Therapeutics Inc.	18,937	627
20

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Avrobio Inc.	56,616	623
*	Fluidigm Corp.	132,677	610
*	Aeglea BioTherapeutics Inc.	81,591	608
*	Cymabay Therapeutics Inc.	125,507	602
*	SIGA Technologies Inc.	94,421	597
*	Odonate Therapeutics Inc.	28,203	594
*	Viemed Healthcare Inc.	62,943	594
*	Paratek Pharmaceuticals Inc.	79,064	591
*	Quotient Ltd.	131,091	589
*,1	Accelerate Diagnostics Inc.	56,996	571
*,1	iBio Inc.	322,743	568
*	MeiraGTx Holdings plc	38,065	565
*	Eiger BioPharmaceuticals Inc.	55,313	563
*	Stereotaxis Inc.	79,842	559
	Invacare Corp.	61,186	557
*	Puma Biotechnology Inc.	55,680	555
*	WaVe Life Sciences Ltd.	58,991	555
*	Oncocyte Corp.	112,149	552
*	Ideaya Biosciences Inc.	28,772	549
*	Applied Therapeutics Inc.	24,715	537
*	Akouos Inc.	26,266	535
*,1	Kala Pharmaceuticals Inc.	71,666	531
*	Lexicon Pharmaceuticals Inc.	73,862	531
*	Evofem Biosciences Inc.	137,031	530
*	Aligos Therapeutics Inc.	18,412	529
	Utah Medical Products Inc.	6,197	523
*	Molecular Templates Inc.	47,873	522
*	Selecta Biosciences Inc.	122,555	517
*	Athira Pharma Inc.	22,859	504
*	XBiotech Inc.	26,154	497
*	ANI Pharmaceuticals Inc.	17,002	495
*	Zynex Inc.	33,537	487
*	VYNE Therapeutics Inc.	65,347	487
*	Evolus Inc.	40,140	486
*	Dyne Therapeutics Inc.	26,020	481
*	Fortress Biotech Inc.	122,216	455
*,1	Xeris Pharmaceuticals Inc.	82,151	448
*	InfuSystem Holdings Inc.	26,020	444
*	Evelo Biosciences Inc.	36,220	441
*	UNITY Biotechnology Inc.	63,741	434
*	MediciNova Inc.	77,648	433
*,1	Taysha Gene Therapies Inc.	15,922	407
*,1	XOMA Corp.	11,083	401
*	Solid Biosciences Inc.	50,201	400
*	Chinook Therapeutics Inc.	24,108	399
*	Tarsus Pharmaceuticals Inc.	10,903	395
*	Harmony Biosciences Holdings Inc.	11,009	390
*	Magenta Therapeutics Inc.	37,022	389
*	Harpoon Therapeutics Inc.	19,527	377
*,1	Retractable Technologies Inc.	23,875	375
*	Acutus Medical Inc.	17,958	373
*	89bio Inc.	14,975	368
*	Inhibrx Inc.	14,384	366
*	Misonix Inc.	21,801	365
*	Rapt Therapeutics Inc.	19,831	360
*	Lannett Co. Inc.	58,722	356
*	Concert Pharmaceuticals Inc.	53,059	355
*	Chiasma Inc.	91,136	354
*	Agile Therapeutics Inc.	122,550	352
*	Calithera Biosciences Inc.	119,232	348
*	IntriCon Corp.	15,124	347
21

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Jounce Therapeutics Inc.	31,575	347
*	BeyondSpring Inc.	26,042	338
*	NextCure Inc.	29,193	332
*	Milestone Scientific Inc.	84,127	330
*	Fulcrum Therapeutics Inc.	25,751	325
*	AVEO Pharmaceuticals Inc.	39,179	324
*	Mustang Bio Inc.	89,861	317
*	Maravai LifeSciences Holdings Inc. Class A	9,555	311
*	Verrica Pharmaceuticals Inc.	22,608	310
*	Harrow Health Inc.	40,148	308
*	Harvard Bioscience Inc.	70,132	308
*	Kezar Life Sciences Inc.	55,969	307
*	Checkpoint Therapeutics Inc.	94,688	304
*,1	Corbus Pharmaceuticals Holdings Inc.	139,318	304
*	CASI Pharmaceuticals Inc.	121,239	298
*	Kindred Biosciences Inc.	66,091	298
*	Fennec Pharmaceuticals Inc.	39,995	293
*	Inozyme Pharma Inc.	14,566	291
*	Neubase Therapeutics Inc.	29,852	283
*	PAVmed Inc.	67,166	282
*	Assembly Biosciences Inc.	54,455	277
*	ADMA Biologics Inc.	119,204	275
*	X4 Pharmaceuticals Inc.	28,492	273
*	Genprex Inc.	52,887	273
*	Hookipa Pharma Inc.	22,955	272
*	AcelRx Pharmaceuticals Inc.	143,101	269
*	Pieris Pharmaceuticals Inc.	98,326	267
*	Poseida Therapeutics Inc.	24,017	265
*	Voyager Therapeutics Inc.	46,504	264
*	Tricida Inc.	51,458	263
*	Abeona Therapeutics Inc.	107,521	260
*	Spruce Biosciences Inc.	12,281	257
*	Soleno Therapeutics Inc.	105,768	255
*	Ovid therapeutics Inc.	86,142	254
*	Cabaletta Bio Inc.	23,316	253
*	Surgalign Holdings Inc.	103,581	253
*	Tyme Technologies Inc.	124,553	249
*	Strongbridge Biopharma plc	78,962	248
*	Optinose Inc.	63,629	247
*	Catalyst Biosciences Inc.	40,434	244
*	LogicBio Therapeutics Inc.	29,401	244
*	Graybug Vision Inc.	12,157	244
*	Eton Pharmaceuticals Inc.	30,566	242
*	iRadimed Corp.	10,717	239
*	Enzo Biochem Inc.	79,405	232
*	Applied Genetic Technologies Corp.	45,610	232
*	Exicure Inc.	105,031	228
*	GlycoMimetics Inc.	68,401	227
*	ContraFect Corp.	43,311	227
*	Orgenesis Inc.	33,582	225
*	Five Star Senior Living Inc.	33,721	225
*	Cerecor Inc.	66,701	225
*	FONAR Corp.	11,575	224
*	Aptinyx Inc. Class A	60,959	223
*	Eloxx Pharmaceuticals Inc.	49,039	221
*	Oyster Point Pharma Inc.	10,866	215
*	Foghorn Therapeutics Inc.	12,705	209
*	Chembio Diagnostics Inc.	36,262	202
*	VolitionRX Ltd.	49,626	202
*	BioSig Technologies Inc.	43,974	196
*	Nymox Pharmaceutical Corp.	75,085	196
22

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Minerva Neurosciences Inc.	62,508	194
*	Tela Bio Inc.	12,465	192
*	Sotera Health Co.	7,324	192
*	BrainStorm Cell Therapeutics Inc.	46,913	190
*	Dyadic International Inc.	35,664	189
*	Repro-Med Systems Inc.	48,774	189
*	Kaleido Biosciences Inc.	20,945	187
*	Oncorus Inc.	11,757	186
*	Centogene BV	15,796	183
*	NantHealth Inc.	47,325	181
*	Lyra Therapeutics Inc.	11,802	176
*	Ortho Clinical Diagnostics Holdings plc	10,178	176
*,1	IMARA Inc.	13,835	174
*	Mirum Pharmaceuticals Inc.	9,437	173
*	La Jolla Pharmaceutical Co.	32,835	172
*	Rockwell Medical Inc.	127,701	172
*	Galera Therapeutics Inc.	16,133	169
*	Soliton Inc.	12,454	165
*	Immunic Inc.	10,267	164
*	Aquestive Therapeutics Inc.	35,579	163
*	Axcella Health Inc.	28,003	160
*	Codiak Biosciences Inc.	9,791	159
*	Cyclerion Therapeutics Inc.	40,868	157
*	Galectin Therapeutics Inc.	69,188	155
*	Aravive Inc.	22,494	153
*	Immunome Inc.	3,854	153
*	Exagen Inc.	8,294	152
*	Cidara Therapeutics Inc.	65,887	150
*	Savara Inc.	86,795	148
*	Champions Oncology Inc.	12,258	143
*	Liquidia Corp.	49,940	140
*	Electromed Inc.	12,808	135
*	Marker Therapeutics Inc.	53,642	130
*	Lensar Inc.	13,688	124
*	Signify Health Inc. Class A	3,637	120
*	Protara Therapeutics Inc.	6,849	118
*	Checkmate Pharmaceuticals Inc.	8,834	117
*	SQZ Biotechnologies Co.	7,823	117
*	Recro Pharma Inc.	33,684	116
*	BioAtla Inc.	2,097	111
*	Certara Inc.	3,129	108
*	PhaseBio Pharmaceuticals Inc.	26,976	105
*	Biodesix Inc.	5,313	105
*	Talis Biomedical Corp.	6,094	105
*	Catabasis Pharmaceuticals Inc.	34,256	99
*	Satsuma Pharmaceuticals Inc.	17,055	97
*	Metacrine Inc.	11,414	97
*	NexImmune Inc.	3,727	97
*	Enochian Biosciences Inc.	26,374	93
*	scPharmaceuticals Inc.	12,522	92
*	Venus Concept Inc.	35,160	91
*,1	Cohbar Inc.	58,601	90
*,1	Osmotica Pharmaceuticals plc	23,254	88
*	Nemaura Medical Inc.	12,835	80
*	Aprea Therapeutics Inc.	12,868	78
*	Silverback Therapeutics Inc.	1,442	69
*	Bolt Biotherapeutics Inc.	2,398	64
*	Aziyo Biologics Inc. Class A	3,763	60
*	908 Devices Inc.	1,117	59
*	Avenue Therapeutics Inc.	12,347	58
*	Bellerophon Therapeutics Inc.	8,321	53
23

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Cullinan Management Inc.	1,315	53
*	Apria Inc.	2,371	51
*,1	vTv Therapeutics Inc. Class A	18,570	49
*	Angion Biomedica Corp.	2,389	41
*,1	Progenity Inc.	7,000	38
*	Aytu BioScience Inc.	4,628	35
*	Neurobo Pharmaceuticals Inc.	7,953	34
*	Decibel Therapeutics Inc.	1,794	34
*	Sana Biotechnology Inc.	1,106	34
*	Seer Inc. Class A	643	31
*,2	Alder Biopharmaceuticals Inc.	32,046	28
*,1,2	Tobira Therapeutics	6,201	28
*	Sigilon Therapeutics Inc.	1,007	27
*	Landos Biopharma Inc.	2,008	27
*	Lucira Health Inc.	1,281	25
*	Terns Pharmaceuticals Inc.	1,116	25
*	Olema Pharmaceuticals Inc.	479	19
*	Bioventus Inc. Class A	1,266	15
*	Kinnate Biopharma Inc.	399	13
*	4D Molecular Therapeutics Inc.	284	12
*	Sensei Biotherapeutics Inc.	163	3
*,2	PDL BioPharma Inc.	712	2
*,2	Synergy Pharmaceuticals Inc.	224,815	1
*,2	Progenics Pharmaceuticals Inc.	110,304	—
*,2	Clinical Data CVR	913	—
*,2	Omthera Pharmaceutical CVR	2,012	—
*,2	Achillion Pharma CVR Alexion Pharmaceuticals Inc.	1,085	—
			980,092
Industrials (15.2%)
*	Builders FirstSource Inc.	367,708	15,909
	Tetra Tech Inc.	97,176	13,446
*	TopBuild Corp.	59,666	11,361
	Advanced Drainage Systems Inc.	101,570	11,175
	EMCOR Group Inc.	98,048	9,547
*	Saia Inc.	47,399	9,505
	Louisiana-Pacific Corp.	198,181	9,435
*	Chart Industries Inc.	65,124	9,319
	MAXIMUS Inc.	110,309	8,966
	Exponent Inc.	92,635	8,936
*	MasTec Inc.	102,249	8,870
*	ASGN Inc.	91,780	8,533
*	Itron Inc.	72,366	8,484
	John Bean Technologies Corp.	56,475	8,334
*	WillScot Mobile Mini Holdings Corp. Class A	289,228	8,020
	KBR Inc.	256,943	7,965
*	ACI Worldwide Inc.	206,540	7,902
	Simpson Manufacturing Co. Inc.	78,626	7,663
*	WESCO International Inc.	88,563	7,110
*	Proto Labs Inc.	48,247	7,029
	EnerSys	76,664	6,921
	Brink's Co.	88,793	6,822
	Altra Industrial Motion Corp.	116,350	6,739
*	Aerojet Rocketdyne Holdings Inc.	130,295	6,680
	UniFirst Corp.	27,198	6,590
	Triton International Ltd.	109,013	6,299
	Franklin Electric Co. Inc.	83,093	6,237
	Hillenbrand Inc.	133,713	6,212
*	AMN Healthcare Services Inc.	84,230	6,138
*	Resideo Technologies Inc.	254,486	6,113
	Korn Ferry	98,603	6,069
*	Kratos Defense & Security Solutions Inc.	219,065	6,024
24

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	GATX Corp.	62,841	5,997
*	TriNet Group Inc.	74,364	5,969
	Applied Industrial Technologies Inc.	69,739	5,954
*	Atkore Inc.	85,336	5,773
	Insperity Inc.	64,720	5,741
*	Summit Materials Inc. Class A	206,561	5,724
	AAON Inc.	74,131	5,715
	Badger Meter Inc.	52,487	5,700
	Watts Water Technologies Inc. Class A	49,351	5,630
	Kennametal Inc.	149,834	5,598
	Matson Inc.	77,135	5,343
	Maxar Technologies Inc.	110,334	5,279
	ABM Industries Inc.	120,893	5,220
	HB Fuller Co.	92,815	5,204
*	Gibraltar Industries Inc.	58,832	5,139
*	ExlService Holdings Inc.	59,713	5,053
	Terex Corp.	121,480	5,003
*	Livent Corp.	264,803	4,931
	ESCO Technologies Inc.	46,164	4,878
*	Masonite International Corp.	43,914	4,818
*	SPX FLOW Inc.	76,664	4,719
*	Beacon Roofing Supply Inc.	98,641	4,718
	Werner Enterprises Inc.	109,706	4,709
*,3	API Group Corp.	252,562	4,672
*	Bloom Energy Corp. Class A	160,205	4,571
*	Allegheny Technologies Inc.	229,128	4,505
*	Installed Building Products Inc.	41,146	4,500
	Brady Corp. Class A	85,029	4,456
	Barnes Group Inc.	84,796	4,439
	Albany International Corp. Class A	55,554	4,392
*	Green Dot Corp. Class A	92,745	4,383
	Fluor Corp.	253,828	4,356
*	SPX Corp.	77,507	4,309
*	AeroVironment Inc.	38,987	4,292
*	Dycom Industries Inc.	55,401	4,243
	EVERTEC Inc.	108,766	4,231
	Forward Air Corp.	49,268	4,226
	Moog Inc. Class A	53,525	4,157
	Comfort Systems USA Inc.	64,863	4,018
*	Navistar International Corp.	89,909	3,961
	Cubic Corp.	56,727	3,940
	Federal Signal Corp.	107,751	3,923
*	Herc Holdings Inc.	43,895	3,852
	ManTech International Corp. Class A	49,039	3,833
*	Meritor Inc.	125,317	3,806
*	Welbilt Inc.	235,111	3,757
*	CryoPort Inc.	63,061	3,748
	Helios Technologies Inc.	56,051	3,666
	Mueller Water Products Inc. Class A	282,177	3,637
*	JELD-WEN Holding Inc.	122,581	3,635
	Kadant Inc.	20,582	3,581
	Belden Inc.	79,691	3,523
*	Verra Mobility Corp. Class A	241,118	3,436
*	Vicor Corp.	34,689	3,417
*	Hub Group Inc. Class A	59,015	3,398
	McGrath RentCorp.	43,405	3,371
	O-I Glass Inc.	283,065	3,306
*	Cimpress plc	32,178	3,188
	Patrick Industries Inc.	40,179	3,171
	Lindsay Corp.	19,509	3,126
	CSW Industrials Inc.	24,696	3,101
25

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	EnPro Industries Inc.	37,369	3,002
*	FARO Technologies Inc.	31,915	2,983
	Deluxe Corp.	75,292	2,976
	Otter Tail Corp.	73,108	2,962
	Granite Construction Inc.	84,396	2,902
	Primoris Services Corp.	86,470	2,894
*	OSI Systems Inc.	30,519	2,888
*	American Woodmark Corp.	30,501	2,849
*	Sykes Enterprises Inc.	68,998	2,819
*	Air Transport Services Group Inc.	105,980	2,813
*	CBIZ Inc.	91,927	2,772
	TTEC Holdings Inc.	32,705	2,752
	Astec Industries Inc.	40,475	2,749
*	GMS Inc.	75,078	2,748
*,1	Workhorse Group Inc.	169,632	2,743
	ICF International Inc.	32,801	2,737
	Greenbrier Cos. Inc.	58,052	2,731
	Alamo Group Inc.	17,787	2,715
	ArcBest Corp.	45,588	2,689
*	Atlas Air Worldwide Holdings Inc.	46,375	2,557
	Raven Industries Inc.	64,295	2,520
	Tennant Co.	32,910	2,508
*	Cardtronics plc Class A	64,885	2,501
*	TriMas Corp.	73,869	2,481
*	PGT Innovations Inc.	102,635	2,421
	Kaman Corp.	49,717	2,419
	Enerpac Tool Group Corp. Class A	97,669	2,412
	Encore Wire Corp.	36,745	2,408
	AAR Corp.	60,510	2,407
*	Repay Holdings Corp. Class A	110,150	2,401
	AZZ Inc.	46,964	2,399
*	Vivint Smart Home Inc.	140,115	2,382
*	Ferro Corp.	147,502	2,341
	Mesa Laboratories Inc.	8,569	2,330
*	Textainer Group Holdings Ltd.	88,798	2,312
	Greif Inc. Class A	46,508	2,246
	Standex International Corp.	22,168	2,174
	Columbus McKinnon Corp.	41,905	2,109
*	Huron Consulting Group Inc.	40,791	2,076
	MTS Systems Corp.	34,781	2,030
	Shyft Group Inc.	60,956	2,005
*	NV5 Global Inc.	19,268	1,990
	Douglas Dynamics Inc.	40,771	1,964
	Griffon Corp.	78,495	1,931
*	Evo Payments Inc. Class A	74,945	1,908
	Kforce Inc.	35,606	1,828
	H&E Equipment Services Inc.	57,551	1,780
*	Great Lakes Dredge & Dock Corp.	114,744	1,743
	Apogee Enterprises Inc.	46,275	1,731
*	MYR Group Inc.	29,255	1,725
	Marten Transport Ltd.	106,368	1,721
*	Conduent Inc.	298,065	1,604
	Heartland Express Inc.	87,688	1,596
	Wabash National Corp.	94,916	1,574
	Hyster-Yale Materials Handling Inc.	17,858	1,528
*	SEACOR Holdings Inc.	35,659	1,516
*	U.S. Concrete Inc.	28,698	1,477
*	Parsons Corp.	40,634	1,452
	Myers Industries Inc.	64,879	1,436
	Quanex Building Products Corp.	59,040	1,436
	Chase Corp.	13,327	1,435
26

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
[1]	Frontline Ltd.	211,988	1,435
*	Aegion Corp. Class A	54,590	1,411
*	Donnelley Financial Solutions Inc.	53,507	1,391
*	SP Plus Corp.	41,629	1,380
*	Construction Partners Inc. Class A	47,603	1,378
	Triumph Group Inc.	93,404	1,361
	Scorpio Tankers Inc.	91,022	1,343
	Argan Inc.	26,668	1,334
*	TrueBlue Inc.	63,216	1,317
*	Echo Global Logistics Inc.	47,116	1,313
	CAI International Inc.	29,823	1,312
*	CIRCOR International Inc.	36,105	1,286
*	Energy Recovery Inc.	71,982	1,267
	Kelly Services Inc. Class A	60,728	1,264
	SFL Corp. Ltd.	165,850	1,251
	Heidrick & Struggles International Inc.	34,553	1,240
*	Modine Manufacturing Co.	88,814	1,232
*	Forterra Inc.	52,556	1,223
*	Thermon Group Holdings Inc.	59,267	1,211
*	BrightView Holdings Inc.	74,315	1,182
*	Sterling Construction Co. Inc.	50,166	1,143
	DHT Holdings Inc.	201,883	1,127
*	Vectrus Inc.	20,530	1,121
*	I3 Verticals Inc. Class A	33,257	1,104
	Cass Information Systems Inc.	25,530	1,100
*	Tutor Perini Corp.	73,989	1,088
*	Lydall Inc.	30,938	1,078
*	Ducommun Inc.	19,439	1,057
	Insteel Industries Inc.	32,483	1,003
*	Manitowoc Co. Inc.	61,409	1,000
	Gorman-Rupp Co.	31,158	997
*	Montrose Environmental Group Inc.	20,043	980
	Barrett Business Services Inc.	13,715	977
	Pactiv Evergreen Inc.	69,580	973
	Luxfer Holdings plc	49,957	957
*	Ranpak Holdings Corp. Class A	52,431	944
	Ennis Inc.	45,958	911
*	Cornerstone Building Brands Inc.	79,107	901
*	DXP Enterprises Inc.	29,694	892
	Costamare Inc.	91,838	886
*	PAE Inc.	106,910	873
*	Dorian LPG Ltd.	68,327	851
*	Titan Machinery Inc.	34,449	844
*	Aspen Aerogels Inc.	37,433	833
*	Willdan Group Inc.	18,620	817
*,1	ExOne Co.	23,661	807
	Nordic American Tankers Ltd.	265,496	789
	Miller Industries Inc.	19,864	784
	International Seaways Inc.	43,460	754
	CRA International Inc.	13,643	753
*	Vishay Precision Group Inc.	22,565	729
*	Cross Country Healthcare Inc.	64,682	719
	Resources Connection Inc.	55,393	707
*	Blue Bird Corp.	27,959	680
*	IES Holdings Inc.	14,726	675
*	Astronics Corp.	42,645	674
*	Napco Security Technologies Inc.	21,143	658
	Allied Motion Technologies Inc.	13,328	647
*	Luna Innovations Inc.	52,803	620
	REV Group Inc.	49,586	616
*	UFP Technologies Inc.	12,402	614
27

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	VSE Corp.	15,936	614
*	ShotSpotter Inc.	14,504	609
*	Acacia Research Corp.	85,539	607
*	GreenSky Inc. Class A	113,951	606
*	Team Inc.	54,384	603
*	Northwest Pipe Co.	17,428	593
	Kronos Worldwide Inc.	40,611	587
*	Franklin Covey Co.	22,702	584
*	Transcat Inc.	12,437	558
*	Veritiv Corp.	23,267	553
	Greif Inc. Class B	10,653	527
	Park-Ohio Holdings Corp.	15,830	512
	Caesarstone Ltd.	40,070	505
	U.S. Lime & Minerals Inc.	3,599	504
	Powell Industries Inc.	16,169	503
	Park Aerospace Corp.	35,440	492
*	Radiant Logistics Inc.	70,675	478
*	CECO Environmental Corp.	55,834	458
*	Daseke Inc.	82,139	453
*	Lawson Products Inc.	7,965	422
	LSI Industries Inc.	46,392	418
*	Orion Energy Systems Inc.	48,773	410
*	Diamond S Shipping Inc.	49,654	402
	Preformed Line Products Co.	5,463	401
*	U.S. Xpress Enterprises Inc. Class A	40,821	378
*	Covenant Logistics Group Inc. Class A	20,715	377
	Hurco Cos. Inc.	11,191	352
*	HC2 Holdings Inc.	99,974	350
*	Eagle Bulk Shipping Inc.	11,628	341
	Universal Logistics Holdings Inc.	14,060	329
*	EVI Industries Inc.	8,968	328
	Eneti Inc.	16,545	328
	Genco Shipping & Trading Ltd.	30,256	318
*	L B Foster Co. Class A	18,517	314
*,1	Alpha Pro Tech Ltd.	22,317	312
*	GP Strategies Corp.	23,191	304
*	Concrete Pumping Holdings Inc.	46,164	284
*	DHI Group Inc.	88,440	275
	Graham Corp.	17,255	265
*	Mistras Group Inc.	32,961	262
*	Quad/Graphics Inc.	59,233	259
*	ServiceSource International Inc.	161,087	259
*	Overseas Shipholding Group Inc. Class A	117,454	258
*	Paysign Inc.	56,310	255
*	StarTek Inc.	31,196	253
*	Safe Bulkers Inc.	91,960	253
	BGSF Inc.	18,172	253
*	Gencor Industries Inc.	16,968	241
	Ardmore Shipping Corp.	60,086	237
*	Atlanticus Holdings Corp.	8,859	233
*	Information Services Group Inc.	63,047	229
*	PFSweb Inc.	29,020	204
*	Nesco Holdings Inc.	24,536	199
*	Ibex Ltd.	8,759	193
*	PAM Transportation Services Inc.	3,314	192
*	Mayville Engineering Co. Inc.	13,489	189
*	General Finance Corp.	18,075	182
*	Willis Lease Finance Corp.	5,346	173
*	Priority Technology Holdings Inc.	13,782	125
*	Ultralife Corp.	16,958	115
*,1	Wrap Technologies Inc.	21,146	111
28

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Target Hospitality Corp.	50,550	84
*	Pangaea Logistics Solutions Ltd.	18,968	57
			757,716
Other (0.0%)[4]
*	BM Technologies Inc.	6,896	78
*,2	Aduro Biotech Inc.	17,749	11
*,2	Media General Inc. CVR	85,418	3
*,2	NewStar Financial Inc. CVR	18,788	2
*,2	GTx Inc.	846	1
			95
Real Estate (6.0%)
*	Redfin Corp.	179,838	13,621
	EastGroup Properties Inc.	70,535	9,601
	STAG Industrial Inc.	270,478	8,534
	Innovative Industrial Properties Inc.	39,133	7,631
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	132,328	7,441
	QTS Realty Trust Inc. Class A	115,479	7,174
	Healthcare Realty Trust Inc.	243,874	7,038
	Ryman Hospitality Properties Inc.	91,061	7,038
	Terreno Realty Corp.	120,168	6,734
	Physicians Realty Trust	376,731	6,404
	Sabra Health Care REIT Inc.	370,814	6,385
	Agree Realty Corp.	98,574	6,364
	PotlatchDeltic Corp.	118,301	6,004
	Pebblebrook Hotel Trust	234,619	5,316
	National Health Investors Inc.	77,676	5,303
	Lexington Realty Trust	493,279	5,288
	PS Business Parks Inc.	36,230	5,248
	Sunstone Hotel Investors Inc.	388,182	5,128
	Colony Capital Inc.	865,219	5,122
	RLJ Lodging Trust	296,536	4,656
	National Storage Affiliates Trust	113,159	4,362
	Essential Properties Realty Trust Inc.	187,812	4,357
	Uniti Group Inc.	348,192	4,147
	Xenia Hotels & Resorts Inc.	204,376	4,081
	Kennedy-Wilson Holdings Inc.	217,453	4,079
	Retail Properties of America Inc. Class A	387,150	4,077
	Piedmont Office Realty Trust Inc. Class A	227,746	3,885
	CareTrust REIT Inc.	172,032	3,816
	Service Properties Trust	295,796	3,798
	SITE Centers Corp.	276,350	3,687
*	DiamondRock Hospitality Co.	360,319	3,646
	Four Corners Property Trust Inc.	132,578	3,592
	Macerich Co.	270,811	3,499
	Urban Edge Properties	209,395	3,455
	Washington REIT	148,811	3,351
	Retail Opportunity Investments Corp.	208,771	3,301
	Easterly Government Properties Inc.	147,150	3,234
*	Realogy Holdings Corp.	206,744	3,118
*	Cushman & Wakefield plc	199,304	3,085
	Global Net Lease Inc.	162,485	3,019
	St. Joe Co.	59,304	2,985
	Monmouth Real Estate Investment Corp.	171,401	2,969
	Columbia Property Trust Inc.	206,718	2,919
	Acadia Realty Trust	152,896	2,891
	Kite Realty Group Trust	149,747	2,871
	LTC Properties Inc.	70,123	2,869
	American Assets Trust Inc.	90,739	2,820
	Newmark Group Inc. Class A	260,919	2,614
[1]	Tanger Factory Outlet Centers Inc.	163,278	2,570
29

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Industrial Logistics Properties Trust	117,166	2,492
	Safehold Inc.	32,436	2,473
	Independence Realty Trust Inc.	170,885	2,399
*	Alexander & Baldwin Inc.	129,812	2,268
	Mack-Cali Realty Corp.	156,354	2,184
	Office Properties Income Trust	85,961	2,174
	Diversified Healthcare Trust	428,134	1,927
	Summit Hotel Properties Inc.	185,893	1,924
	Community Healthcare Trust Inc.	40,121	1,758
	Getty Realty Corp.	62,829	1,758
	American Finance Trust Inc.	197,950	1,754
	Centerspace	23,424	1,608
	RPT Realty	145,749	1,599
*	Marcus & Millichap Inc.	41,968	1,589
	NexPoint Residential Trust Inc.	38,672	1,587
	CoreCivic Inc.	215,176	1,545
[1]	GEO Group Inc.	211,906	1,526
	Universal Health Realty Income Trust	23,129	1,433
	RE/MAX Holdings Inc. Class A	32,038	1,337
	Armada Hoffler Properties Inc.	103,467	1,336
	Colony Credit Real Estate Inc.	152,265	1,256
*	Seritage Growth Properties Class A	61,597	1,244
	Chatham Lodging Trust	83,346	1,161
	Broadstone Net Lease Inc. Class A	63,855	1,155
	UMH Properties Inc.	67,239	1,148
	Gladstone Commercial Corp.	61,014	1,140
	RMR Group Inc. Class A	27,574	1,108
	Global Medical REIT Inc.	79,701	1,074
	Alexander's Inc.	3,899	1,057
	Franklin Street Properties Corp.	186,651	926
	New Senior Investment Group Inc.	147,293	900
	CatchMark Timber Trust Inc. Class A	87,439	893
	Urstadt Biddle Properties Inc. Class A	53,933	869
	City Office REIT Inc.	77,604	788
	Ares Commercial Real Estate Corp.	55,858	771
	Saul Centers Inc.	21,620	766
	Preferred Apartment Communities Inc. Class A	86,297	710
	Gladstone Land Corp.	38,627	691
	Hersha Hospitality Trust Class A	61,681	686
	Whitestone REIT	71,522	669
	Plymouth Industrial REIT Inc.	44,066	657
	CorePoint Lodging Inc.	71,125	648
*	Forestar Group Inc.	30,124	641
*	Tejon Ranch Co.	37,961	620
	One Liberty Properties Inc.	28,893	619
*	Rafael Holdings Inc. Class B	16,614	594
	CTO Realty Growth Inc.	10,640	551
	Farmland Partners Inc.	45,645	546
*	FRP Holdings Inc.	11,530	520
	Retail Value Inc.	29,430	491
	Bluerock Residential Growth REIT Inc. Class A	42,712	458
	NETSTREIT Corp.	24,124	424
*	Fathom Holdings Inc.	8,541	372
	Indus Realty Trust Inc.	5,768	350
	BRT Apartments Corp.	18,714	296
*	PICO Holdings Inc.	30,685	280
*	Stratus Properties Inc.	10,781	262
	CIM Commercial Trust Corp.	20,613	250
	Clipper Realty Inc.	26,806	234
	Tiptree Inc.	44,750	224
	Alpine Income Property Trust Inc.	11,952	219
30

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	CorEnergy Infrastructure Trust Inc.	25,270	189
*	Maui Land & Pineapple Co. Inc.	12,508	148
*	Transcontinental Realty Investors Inc.	2,350	49
*	Avalon GloboCare Corp.	37,110	45
*	American Realty Investors Inc.	2,011	18
			300,515
Technology (12.1%)
*	II-VI Inc.	185,093	15,603
*	Silicon Laboratories Inc.	78,160	12,173
*	Lattice Semiconductor Corp.	245,262	11,802
*	Blackline Inc.	91,912	11,399
*	Varonis Systems Inc. Class B	60,402	11,086
*	Q2 Holdings Inc.	90,802	11,067
*	Appian Corp. Class A	64,176	11,032
	Brooks Automation Inc.	131,039	10,897
*	MicroStrategy Inc. Class A	13,185	9,894
*	Magnite Inc.	194,014	9,481
	Power Integrations Inc.	106,314	9,395
*	Upwork Inc.	167,308	9,015
*	Sailpoint Technologies Holdings Inc.	158,777	8,952
	CMC Materials Inc.	52,399	8,934
*	J2 Global Inc.	78,206	8,711
*	Semtech Corp.	116,484	8,539
*	Synaptics Inc.	62,255	8,344
*	Novanta Inc.	61,631	8,156
*	3D Systems Corp.	218,156	7,819
*	Covetrus Inc.	209,672	7,791
*	Alarm.com Holdings Inc.	85,728	7,534
*	LivePerson Inc.	112,495	7,382
*	Cerence Inc.	66,323	7,376
	Perspecta Inc.	251,237	7,336
*	LiveRamp Holdings Inc.	115,706	7,308
*	Workiva Inc. Class A	71,545	7,237
	Advanced Energy Industries Inc.	68,554	7,160
*	Rapid7 Inc.	93,105	7,098
*	Ambarella Inc.	59,699	6,716
*	SPS Commerce Inc.	63,970	6,444
*	FormFactor Inc.	139,343	6,322
	Blackbaud Inc.	89,174	6,137
*	Envestnet Inc.	95,806	6,133
*	Rogers Corp.	33,635	6,104
*	Diodes Inc.	77,305	6,070
*	Qualys Inc.	61,428	5,968
*	Cloudera Inc.	369,663	5,966
*	Fabrinet	66,106	5,839
*	Verint Systems Inc.	117,190	5,776
	Vishay Intertechnology Inc.	239,210	5,710
*	Cornerstone OnDemand Inc.	110,870	5,601
*	Schrodinger Inc.	54,308	5,565
*	Bandwidth Inc. Class A	34,533	5,469
*	MACOM Technology Solutions Holdings Inc. Class H	84,786	5,456
*	Onto Innovation Inc.	85,531	5,342
*	Tenable Holdings Inc.	127,931	5,234
*	Insight Enterprises Inc.	62,399	5,216
*	MaxLinear Inc.	123,710	4,920
*	Yelp Inc. Class A	129,881	4,898
*	CommVault Systems Inc.	76,084	4,849
*	Appfolio Inc. Class A	29,436	4,828
*	Altair Engineering Inc. Class A	78,374	4,827
*	Box Inc. Class A	255,296	4,685
*	Avaya Holdings Corp.	149,137	4,425
31

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Mimecast Ltd.	103,002	4,417
*	Allscripts Healthcare Solutions Inc.	283,316	4,372
*	Plexus Corp.	51,715	4,343
	Amkor Technology Inc.	180,184	4,305
*	Rambus Inc.	204,226	4,285
*	SVMK Inc.	221,737	4,129
	NIC Inc.	118,710	4,120
*	Cargurus Inc.	158,426	4,111
*	Sanmina Corp.	115,366	4,109
	Xperi Holding Corp.	188,150	3,970
*	Calix Inc.	94,925	3,750
*	Bottomline Technologies DE Inc.	80,104	3,595
*	TechTarget Inc.	42,925	3,590
*	NetScout Systems Inc.	126,972	3,583
	Shutterstock Inc.	39,447	3,480
	Progress Software Corp.	80,754	3,435
*	Sprout Social Inc. Class A	50,134	3,408
*	Cognyte Software Ltd.	116,984	3,377
*	PROS Holdings Inc.	70,813	3,357
*	Ultra Clean Holdings Inc.	72,318	3,354
*	Perficient Inc.	58,804	3,275
	Cohu Inc.	74,154	3,222
*	Yext Inc.	185,211	3,134
*	Domo Inc. Class B	46,813	2,983
*	PAR Technology Corp.	34,313	2,981
*	Unisys Corp.	111,553	2,739
*	CSG Systems International Inc.	58,917	2,719
*	Zuora Inc. Class A	181,103	2,704
	Pitney Bowes Inc.	313,362	2,657
*	Super Micro Computer Inc.	79,944	2,609
*	Model N Inc.	61,375	2,599
	Methode Electronics Inc.	66,169	2,576
*	TTM Technologies Inc.	180,269	2,545
*	nLight Inc.	63,860	2,434
*	CEVA Inc.	39,551	2,422
*	Upland Software Inc.	47,828	2,364
*	Eventbrite Inc. Class A	115,770	2,300
*	ePlus Inc.	23,897	2,260
*	Axcelis Technologies Inc.	59,833	2,206
*	Sitime Corp.	21,101	2,056
*	Agilysys Inc.	34,299	2,044
*	Impinj Inc.	30,878	1,975
*	Veeco Instruments Inc.	87,841	1,889
	Benchmark Electronics Inc.	65,494	1,860
	CTS Corp.	57,425	1,847
*	Diebold Nixdorf Inc.	126,484	1,837
*	Groupon Inc. Class A	41,908	1,819
	Simulations Plus Inc.	25,155	1,804
*	Ichor Holdings Ltd.	40,415	1,728
*	Ping Identity Holding Corp.	66,755	1,564
	Sapiens International Corp. NV	49,497	1,553
*	Brightcove Inc.	71,178	1,550
*	Veritone Inc.	42,157	1,520
*	OneSpan Inc.	60,416	1,411
*	Blucora Inc.	86,593	1,403
	QAD Inc. Class A	21,160	1,358
*	Photronics Inc.	113,524	1,352
*	Alpha & Omega Semiconductor Ltd.	37,669	1,326
*	Tucows Inc. Class A	16,532	1,306
*	ScanSource Inc.	45,876	1,305
*	Rackspace Technology Inc.	60,832	1,279
32

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	EverQuote Inc. Class A	25,337	1,241
*	SMART Global Holdings Inc.	26,042	1,216
	Ebix Inc.	48,268	1,177
*	ChannelAdvisor Corp.	50,240	1,135
*	Mitek Systems Inc.	72,876	1,114
*	Avid Technology Inc.	56,874	1,103
*	GAN Ltd.	43,128	1,101
	American Software Inc. Class A	53,639	1,084
*	Kimball Electronics Inc.	43,460	1,020
*	Mediaalpha Inc. Class A	19,415	1,019
*	TrueCar Inc.	184,649	1,001
*	Arlo Technologies Inc.	142,624	993
*	A10 Networks Inc.	105,935	989
*	PDF Solutions Inc.	51,788	951
*	AXT Inc.	70,689	914
	PC Connection Inc.	19,818	912
*	Forrester Research Inc.	19,816	895
*	Atomera Inc.	31,100	870
*	NeoPhotonics Corp.	89,754	863
*	Benefitfocus Inc.	52,478	798
[1]	VirnetX Holding Corp.	114,410	796
*	Digimarc Corp.	21,618	791
*,1	Sumo Logic Inc.	25,841	785
	Computer Programs and Systems Inc.	23,366	735
*	Grid Dynamics Holdings Inc.	49,074	732
*	Zix Corp.	98,924	730
	Hackett Group Inc.	45,282	707
*	Limelight Networks Inc.	212,772	696
*	DSP Group Inc.	40,165	625
	NVE Corp.	8,541	602
*	GTY Technologies Holdings Inc.	79,513	583
*	Intelligent Systems Corp.	13,425	533
*	Waitr Holdings Inc.	151,036	480
*	Quantum Corp.	54,359	453
*	eGain Corp.	37,434	435
*	Smith Micro Software Inc.	62,436	412
*	Iteris Inc.	74,359	410
*	comScore Inc.	108,805	397
*	Intellicheck Inc.	32,217	392
	Daktronics Inc.	65,837	356
*	CyberOptics Corp.	12,737	341
*	Rimini Street Inc.	40,912	318
*	Synchronoss Technologies Inc.	71,606	317
*	Immersion Corp.	30,641	304
*	Red Violet Inc.	12,291	285
*	Intevac Inc.	43,057	274
*	Pixelworks Inc.	71,311	256
*	PCTEL Inc.	32,770	248
*	SecureWorks Corp. Class A	15,973	230
*	GSI Technology Inc.	30,484	224
*	Research Frontiers Inc.	49,046	198
*	Asure Software Inc.	25,001	195
*	Akerna Corp.	30,953	171
*	Beyond Air Inc.	26,149	155
*	Telos Corp.	4,610	154
*	Park City Group Inc.	22,820	139
*	Mastech Digital Inc.	7,117	114
*,1	PubMatic Inc. Class A	1,420	92
	McAfee Corp.Class A	4,128	85
*	Asana Inc. Class A	2,094	73
*	ON24 Inc.	1,292	73
33

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Viant Technology Inc. Class A	1,351	67
*	Datto Holding Corp.	2,455	57
*	C3.ai Inc. Class A	471	53
	Bentley Systems Inc. Class B	1,169	52
			603,147
Telecommunications (1.8%)
*	Iridium Communications Inc.	212,173	8,128
*	Acacia Communications Inc.	69,987	8,048
*	Viavi Solutions Inc.	411,306	6,657
*	8x8 Inc.	190,286	6,510
*	Vonage Holdings Corp.	423,054	5,593
	Cogent Communications Holdings Inc.	76,549	4,581
	Shenandoah Telecommunications Co.	86,765	3,848
	InterDigital Inc.	55,610	3,524
*	Liberty Latin America Ltd. Class C	285,146	3,125
*	Infinera Corp.	295,699	2,905
	Plantronics Inc.	62,308	2,523
*	Vocera Communications Inc.	57,853	2,478
*	NETGEAR Inc.	54,016	2,161
*	Extreme Networks Inc.	212,349	1,947
*,1	Inseego Corp.	126,182	1,841
	ADTRAN Inc.	85,949	1,447
*	Cincinnati Bell Inc.	89,799	1,372
*	Harmonic Inc.	173,560	1,344
*	WideOpenWest Inc.	94,077	1,322
*	Digi International Inc.	51,458	1,202
	Comtech Telecommunications Corp.	44,350	1,192
*,1	Gogo Inc.	99,299	1,177
*	Ribbon Communications Inc.	122,238	1,056
	Loral Space & Communications Inc.	23,126	1,025
*	ORBCOMM Inc.	132,857	1,014
	ATN International Inc.	20,034	975
*	Boingo Wireless Inc.	79,009	901
*	Liberty Latin America Ltd. Class A	77,721	853
*	Anterix Inc.	19,662	830
*	Consolidated Communications Holdings Inc.	131,831	693
*	CalAmp Corp.	61,854	691
*	Clearfield Inc.	20,094	651
*	IDT Corp. Class B	35,772	642
*	Ooma Inc.	37,566	594
*,1	Resonant Inc.	92,169	471
*	Casa Systems Inc.	56,552	464
*	Cambium Networks Corp.	9,964	421
*	Genasys Inc.	59,670	410
*	KVH Industries Inc.	29,560	404
*	Powerfleet Inc.	50,960	401
*	Applied Optoelectronics Inc.	38,677	361
*	DZS Inc.	21,610	360
	Spok Holdings Inc.	31,958	343
*	Hemisphere Media Group Inc. Class A	29,974	331
	Bel Fuse Inc. Class B	18,002	320
	Alaska Communications Systems Group Inc.	93,432	306
*,1	GTT Communications Inc.	56,519	106
*	SeaChange International Inc.	55,726	66
			87,614
Utilities (3.3%)
*	Sunrun Inc.	271,251	16,975
[1]	Brookfield Renewable Corp. Class A	212,556	9,816
	PNM Resources Inc.	143,126	6,871
	Portland General Electric Co.	162,384	6,846
34

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	New Jersey Resources Corp.	171,877	6,753
	Black Hills Corp.	113,305	6,703
	ONE Gas Inc.	94,634	6,338
*	Southwest Gas Holdings Inc.	101,102	6,304
	Ormat Technologies Inc.	72,201	6,185
	Spire Inc.	90,528	6,013
	ALLETE Inc.	94,011	5,841
	NorthWestern Corp.	91,533	5,353
*	Casella Waste Systems Inc. Class A	88,003	5,097
	Avista Corp.	123,882	4,981
	California Water Service Group	89,151	4,899
	American States Water Co.	66,562	4,862
	South Jersey Industries Inc.	182,062	4,572
*	Evoqua Water Technologies Corp.	185,394	4,551
*	Sunnova Energy International Inc.	95,688	4,291
	MGE Energy Inc.	65,825	4,193
	Clearway Energy Inc. Class C	147,733	4,057
[1]	Brookfield Infrastructure Corp. Class A	57,203	3,788
	Chesapeake Utilities Corp.	30,974	3,275
	Covanta Holding Corp.	214,261	3,010
	SJW Group	47,589	2,983
	Northwest Natural Holding Co.	54,840	2,632
*	Harsco Corp.	140,971	2,306
	U.S. Ecology Inc.	56,843	2,172
	Middlesex Water Co.	30,650	2,105
	Clearway Energy Inc. Class A	62,676	1,639
	Unitil Corp.	26,527	1,110
	York Water Co.	23,568	981
*	Heritage-Crystal Clean Inc.	28,121	737
	Artesian Resources Corp. Class A	14,513	537
*	Atlantic Power Corp.	155,768	447
*	Pure Cycle Corp.	35,040	412
*,1	Cadiz Inc.	36,995	402
	Global Water Resources Inc.	22,885	397
	Consolidated Water Co. Ltd.	26,325	341
*	Sharps Compliance Corp.	25,507	324
	RGC Resources Inc.	13,878	315
	Spark Energy Inc. Class A	22,023	219
	Genie Energy Ltd. Class B	24,237	183
	Advanced Emissions Solutions Inc.	28,373	162
			161,978
Total Common Stocks (Cost $4,196,628)			4,979,327
35

Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[5,6]	Vanguard Market Liquidity Fund, 0.099% (Cost $89,508)	895,200	89,520
Total Investments (101.9%) (Cost $4,286,136)			5,068,847
Other Assets and Liabilities—Net (-1.9%)			(93,045)
Net Assets (100%)			4,975,802
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $81,899,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value was $4,672,000, representing 0.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $87,140,000 was received for securities on loan, of which $86,935,000 is held in Vanguard Market Liquidity Fund and $205,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
36

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (5.6%)
	Cleveland-Cliffs Inc.	248,927	3,321
	Rexnord Corp.	60,827	2,734
*	Alcoa Corp.	102,365	2,513
	U.S. Steel Corp.	142,805	2,372
	Avient Corp.	50,098	2,165
	Hecla Mining Co.	286,097	1,868
	Commercial Metals Co.	65,163	1,639
	Minerals Technologies Inc.	18,663	1,329
	Stepan Co.	10,833	1,308
	Worthington Industries Inc.	20,022	1,279
	Mueller Industries Inc.	30,542	1,241
*	Coeur Mining Inc.	132,716	1,196
*	Arconic Corp.	54,570	1,196
	Domtar Corp.	30,091	1,115
	Sensient Technologies Corp.	13,760	1,071
	Carpenter Technology Corp.	25,884	1,053
	Kaiser Aluminum Corp.	8,555	976
	Trinseo SA	14,340	928
	Boise Cascade Co.	17,742	886
	Schweitzer-Mauduit International Inc.	16,927	791
*	Amyris Inc.	52,633	726
	Tronox Holdings plc Class A	36,381	667
*	Kraton Corp.	17,049	634
	U.S. Silica Holdings Inc.	39,996	532
	Materion Corp.	7,668	525
	Neenah Inc.	9,129	505
	Schnitzer Steel Industries Inc. Class A	14,036	485
*	AdvanSix Inc.	15,004	417
*	Century Aluminum Co.	27,921	383
	Glatfelter Corp.	23,830	383
*,1	Energy Fuels Inc.	72,071	374
*	Rayonier Advanced Materials Inc.	33,737	312
	UFP Industries Inc.	5,073	310
*	Clearwater Paper Corp.	8,800	308
	PQ Group Holdings Inc.	17,733	272
	Orion Engineered Carbons SA	14,688	260
	Innospec Inc.	2,522	253
	American Vanguard Corp.	12,812	250
	Tredegar Corp.	14,441	220
	Verso Corp. Class A	17,118	214
	FutureFuel Corp.	14,188	208
*	TimkenSteel Corp.	25,206	204
	Haynes International Inc.	6,957	194
*	Unifi Inc.	7,407	185
	Balchem Corp.	1,457	174
*	Intrepid Potash Inc.	5,363	159
	Hawkins Inc.	2,408	151
*	Koppers Holdings Inc.	4,379	146
*	GCP Applied Technologies Inc.	5,816	144
*	Uranium Energy Corp.	66,901	142
*	NN Inc.	22,812	140
*	Gatos Silver Inc.	9,430	132
*	Ryerson Holding Corp.	8,977	114
	Gold Resource Corp.	36,797	99
	Olympic Steel Inc.	5,106	91
	Eastern Co.	3,018	77
*	Novagold Resources Inc.	9,115	76
	Caledonia Mining Corp. plc	4,198	60
*	AgroFresh Solutions Inc.	15,629	37
37

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	NL Industries Inc.	4,696	26
			41,570
Consumer Discretionary (17.7%)
*	Penn National Gaming Inc.	42,460	4,916
*	Caesars Entertainment Inc.	40,697	3,803
	Marriott Vacations Worldwide Corp.	19,275	3,271
*,1	GameStop Corp. Class A	31,281	3,183
	Lithia Motors Inc. Class A	7,265	2,717
	Boyd Gaming Corp.	44,464	2,610
	Macy's Inc.	170,684	2,596
	TEGNA Inc.	120,161	2,191
	Goodyear Tire & Rubber Co.	126,653	2,129
	American Eagle Outfitters Inc.	82,426	2,118
*	Spirit Airlines Inc.	53,839	1,932
	Dana Inc.	79,309	1,888
	Bed Bath & Beyond Inc.	69,559	1,868
*	Adient plc	48,232	1,788
*	Taylor Morrison Home Corp. Class A	62,287	1,714
	KB Home	41,313	1,668
*	Meritage Homes Corp.	19,251	1,623
	MDC Holdings Inc.	28,553	1,615
	PROG Holdings Inc.	32,156	1,608
	Allegiant Travel Co. Class A	6,290	1,586
	Cooper Tire & Rubber Co.	27,511	1,575
	Wolverine World Wide Inc.	44,234	1,546
	SkyWest Inc.	26,936	1,518
	Group 1 Automotive Inc.	9,544	1,455
	Callaway Golf Co.	51,027	1,426
	Signet Jewelers Ltd.	28,489	1,418
	Cinemark Holdings Inc.	58,562	1,315
*	Tri Pointe Homes Inc.	68,933	1,310
*	Urban Outfitters Inc.	37,823	1,282
	Cheesecake Factory Inc.	23,185	1,274
	Big Lots Inc.	19,809	1,259
*	Sleep Number Corp.	9,137	1,253
	Herman Miller Inc.	32,315	1,239
	Kontoor Brands Inc.	28,268	1,194
	Cracker Barrel Old Country Store Inc.	7,435	1,151
	Jack in the Box Inc.	11,018	1,128
	PriceSmart Inc.	11,686	1,127
*	Adtalem Global Education Inc.	28,504	1,120
	ODP Corp.	28,546	1,092
*	Asbury Automotive Group Inc.	6,413	1,087
	La-Z-Boy Inc.	24,400	1,040
*	Knowles Corp.	48,474	1,008
*	Vista Outdoor Inc.	31,874	1,008
	International Game Technology plc	54,298	993
*	Sally Beauty Holdings Inc.	61,601	992
	Rush Enterprises Inc. Class A	23,209	985
	KAR Auction Services Inc.	70,762	984
	Steven Madden Ltd.	25,234	933
	Abercrombie & Fitch Co. Class A	34,011	931
*	Clean Energy Fuels Corp.	70,943	925
*	Century Communities Inc.	15,935	882
	HNI Corp.	23,326	830
*	Tupperware Brands Corp.	26,863	821
*	Laureate Education Inc. Class A	58,874	810
*	SeaWorld Entertainment Inc.	15,612	775
*	M/I Homes Inc.	15,208	759
	Sinclair Broadcast Group Inc. Class A	24,324	752
*	At Home Group Inc.	29,301	738
38

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	G-III Apparel Group Ltd.	23,997	691
	Oxford Industries Inc.	8,972	684
	BJ's Restaurants Inc.	12,061	670
	Hawaiian Holdings Inc.	24,763	664
	Steelcase Inc. Class A	46,983	655
	Dine Brands Global Inc.	7,948	629
	Dave & Buster's Entertainment Inc.	15,387	625
*	Michaels Cos. Inc.	40,934	614
*	Central Garden & Pet Co. Class A	14,633	607
	Buckle Inc.	15,771	606
	Gray Television Inc.	33,291	604
	Acushnet Holdings Corp.	14,275	603
*	AMC Networks Inc. Class A	9,200	603
*	American Axle & Manufacturing Holdings Inc.	61,263	599
	Matthews International Corp. Class A	16,606	593
	Sonic Automotive Inc. Class A	12,785	590
*	Hibbett Sports Inc.	9,092	584
*	WW International Inc.	19,577	577
	EW Scripps Co. Class A	30,599	576
	Brinker International Inc.	8,315	570
	Monro Inc.	9,196	570
*	Imax Corp.	27,004	558
	Guess? Inc.	21,727	548
*	Stride Inc.	22,082	531
	Smith & Wesson Brands Inc.	30,196	520
*	Zumiez Inc.	11,425	515
*	MarineMax Inc.	11,289	504
*	iHeartMedia Inc. Class A	33,341	469
	Viad Corp.	11,120	465
	Scholastic Corp.	15,982	460
*	Chuy's Holdings Inc.	10,837	444
	Knoll Inc.	27,233	444
*	Everi Holdings Inc.	29,080	439
*	Stoneridge Inc.	14,304	439
*	Cars.com Inc.	36,863	430
*	QuinStreet Inc.	17,830	426
	Designer Brands Inc. Class A	33,936	424
	Citi Trends Inc.	5,396	420
*	Scientific Games Corp. Class A	8,809	413
	Standard Motor Products Inc.	9,682	407
*	Stitch Fix Inc. Class A	5,141	392
*	Fossil Group Inc.	25,427	385
*	Selectquote Inc.	12,365	377
	Franchise Group Inc.	10,643	373
*	National Vision Holdings Inc.	7,643	363
	Gannett Co. Inc.	72,058	357
*	Aaron's Co. Inc.	16,233	356
*	Genesco Inc.	7,841	352
*	Houghton Mifflin Harcourt Co.	57,641	352
[1]	AMC Entertainment Holdings Inc. Class A	42,290	339
*	Lumber Liquidators Holdings Inc.	13,414	332
*	Cooper-Standard Holdings Inc.	9,246	331
	Haverty Furniture Cos. Inc.	8,944	324
	Interface Inc. Class A	26,015	323
	Ethan Allen Interiors Inc.	12,512	321
	Dillard's Inc. Class A	3,942	314
*,1	Academy Sports and Outdoors Inc.	13,093	314
	Caleres Inc.	19,721	313
*	Tenneco Inc. Class A	28,083	313
*	Boston Omaha Corp. Class A	7,231	304
*	Nautilus Inc.	16,468	303
39

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Carriage Services Inc. Class A	9,032	298
	RCI Hospitality Holdings Inc.	4,607	296
	Entercom Communications Corp. Class A	65,133	291
*	Overstock.com Inc.	4,257	286
*	Beazer Homes USA Inc.	15,715	278
*	Quotient Technology Inc.	20,734	278
*	MSG Networks Inc. Class A	16,341	277
	Red Rock Resorts Inc. Class A	8,973	271
	Meredith Corp.	10,881	270
	OneSpaWorld Holdings Ltd.	24,789	270
	National Presto Industries Inc.	2,578	264
*	Red Robin Gourmet Burgers Inc.	8,474	260
*	Green Brick Partners Inc.	12,956	256
	Kimball International Inc. Class B	19,735	255
	Shoe Carnival Inc.	5,123	251
	Papa John's International Inc.	2,662	240
	Marcus Corp.	12,126	238
*	Liquidity Services Inc.	15,089	236
*	American Public Education Inc.	7,897	232
*	Turtle Beach Corp.	7,733	231
*	VOXX International Corp. Class A	10,810	224
*	Liberty TripAdvisor Holdings Inc. Class A	39,322	221
	Clarus Corp.	12,177	211
	Winmark Corp.	1,176	208
*	Lands' End Inc.	6,265	207
*	Denny's Corp.	11,748	206
	Hooker Furniture Corp.	6,011	203
*	Mesa Air Group Inc.	16,430	200
*	Liberty Media Corp.- Liberty Braves Class C	6,873	198
*	Corsair Gaming Inc.	5,500	197
	Movado Group Inc.	8,487	194
*	Motorcar Parts of America Inc.	8,963	191
*	Central Garden & Pet Co.	4,044	184
*	Funko Inc. Class A	13,535	184
	Johnson Outdoors Inc. Class A	1,453	175
	Rent-A-Center Inc.	3,033	175
*	El Pollo Loco Holdings Inc.	9,440	173
	Chico's FAS Inc.	63,648	171
*	Container Store Group Inc.	10,745	165
	National CineMedia Inc.	34,914	165
	Children's Place Inc.	2,334	162
	Del Taco Restaurants Inc.	16,149	162
	Rocky Brands Inc.	3,714	162
*	Eros International plc	88,514	162
*	Regis Corp.	13,213	155
*	American Outdoor Brands Inc.	7,721	155
*	Fiesta Restaurant Group Inc.	9,760	149
*	Fluent Inc.	23,471	149
	Tribune Publishing Co.	8,751	149
	Cato Corp. Class A	11,790	146
*	Golden Entertainment Inc.	5,884	139
*	Conn's Inc.	9,412	134
*	Monarch Casino & Resort Inc.	1,949	132
*	Tilly's Inc. Class A	12,458	129
*	Lakeland Industries Inc.	4,123	129
*	Century Casinos Inc.	15,193	122
*	Carrols Restaurant Group Inc.	19,119	118
	Superior Group of Cos. Inc.	4,853	116
*	America's Car-Mart Inc.	851	115
	Bluegreen Vacations Holding Class A	7,014	111
	Escalade Inc.	5,579	110
40

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Vera Bradley Inc.	11,499	109
	Rush Enterprises Inc. Class B	2,769	105
	Entravision Communications Corp. Class A	33,020	103
*	Alta Equipment Group Inc.	9,578	102
*	Express Inc.	35,689	96
*	Liberty Media Corp.- Liberty Braves Class A	3,256	96
*	LiveXLive Media Inc.	23,638	94
	Nathan's Famous Inc.	1,555	93
*	PlayAGS Inc.	11,216	92
*	Casper Sleep Inc.	10,824	91
	Lifetime Brands Inc.	6,734	87
*	Noodles & Co. Class A	9,046	85
	Systemax Inc.	2,323	84
*	Duluth Holdings Inc. Class B	5,944	83
	A-Mark Precious Metals Inc.	2,780	79
*	Boot Barn Holdings Inc.	1,294	78
	Sturm Ruger & Co. Inc.	1,137	78
*,1	Eastman Kodak Co.	8,653	75
	Emerald Holding Inc.	13,719	75
*	Biglari Holdings Inc. Class A	109	64
*	Gaia Inc. Class A	6,647	63
*	GoPro Inc. Class A	7,798	59
*	Universal Electronics Inc.	967	56
	Weyco Group Inc.	3,169	56
*	Kura Sushi USA Inc. Class A	1,878	56
*	Legacy Housing Corp.	3,508	55
	Hamilton Beach Brands Holding Co. Class A	2,559	45
	Saga Communications Inc. Class A	2,114	44
*	Daily Journal Corp.	127	43
*,1	Radius Global Infrastructure Inc. Class A	3,467	39
*	CarParts.com Inc.	1,490	26
	Bluegreen Vacations Corp.	2,929	23
	CompX International Inc.	1,028	15
*	Biglari Holdings Inc. Class B	118	14
*	Petco Health & Wellness Co. Inc.	442	9
*	ContextLogic Inc. Class A	355	7
*	Universal Technical Institute Inc.	985	6
*	Driven Brands Holdings Inc.	191	5
*	Motorsport Games Inc. Class A	82	2
			132,095
Consumer Staples (3.1%)
*	Darling Ingredients Inc.	88,015	5,548
*	Performance Food Group Co.	71,683	3,888
*	Simply Good Foods Co.	46,686	1,362
	Primo Water Corp.	85,677	1,224
	J & J Snack Foods Corp.	6,021	956
	Vector Group Ltd.	67,566	922
	Edgewell Personal Care Co.	29,902	915
*	United Natural Foods Inc.	29,780	788
	Universal Corp.	13,221	672
*	Rite Aid Corp.	29,921	586
*	Hostess Brands Inc. Class A	37,803	544
*	Cal-Maine Foods Inc.	13,474	513
*	Chefs' Warehouse Inc.	16,471	513
*	BellRing Brands Inc. Class A	21,688	493
	Andersons Inc.	17,183	449
	Fresh Del Monte Produce Inc.	16,919	435
	ACCO Brands Corp.	50,296	407
	Ingles Markets Inc. Class A	7,721	401
	Sanderson Farms Inc.	2,459	375
	SpartanNash Co.	19,457	355
41

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Weis Markets Inc.	5,232	280
*	Seneca Foods Corp. Class A	3,553	194
*	Landec Corp.	14,159	158
	WD-40 Co.	476	148
*	HF Foods Group Inc.	19,348	143
	B&G Foods Inc.	4,229	128
	MGP Ingredients Inc.	1,825	117
	Limoneira Co.	7,126	109
	Village Super Market Inc. Class A	4,743	109
	Oil-Dri Corp. of America	2,760	93
*	Vital Farms Inc.	3,318	90
	Alico Inc.	2,941	87
*	Nature's Sunshine Products Inc.	4,988	82
*,1	NewAge Inc.	29,593	78
*	Farmer Bros Co.	9,011	70
	Core-Mark Holding Co. Inc.	1,744	57
	Tootsie Roll Industries Inc.	1,445	45
*	Mission Produce Inc.	1,700	36
*	Laird Superfood Inc.	728	29
	Natural Grocers by Vitamin Cottage Inc.	1,860	26
*	Bridgford Foods Corp.	547	8
*	Hydrofarm Holdings Group Inc.	92	6
			23,439
Energy (5.2%)
	Ovintiv Inc. (XNYS)	143,394	3,308
*	ChampionX Corp.	101,828	2,166
*	PDC Energy Inc.	54,556	1,907
*	Renewable Energy Group Inc.	20,951	1,629
*	CNX Resources Corp.	121,887	1,537
	Arcosa Inc.	26,606	1,509
*	Southwestern Energy Co.	354,094	1,434
	Matador Resources Co.	60,209	1,258
*	Antero Resources Corp.	132,709	1,194
*	Range Resources Corp.	117,208	1,130
*	Transocean Ltd.	319,744	1,109
	World Fuel Services Corp.	34,050	1,058
*	FuelCell Energy Inc.	52,883	896
	SM Energy Co.	62,163	862
	Delek US Holdings Inc.	34,238	841
	PBF Energy Inc. Class A	52,453	745
	Patterson-UTI Energy Inc.	99,721	738
	Archrock Inc.	70,673	729
	Kosmos Energy Ltd.	219,838	677
*	Dril-Quip Inc.	19,042	647
*	Oceaneering International Inc.	54,057	638
*	NOW Inc.	59,612	634
	Golar LNG Ltd.	49,593	560
	Warrior Met Coal Inc.	28,040	538
*	ProPetro Holding Corp.	43,984	504
*	Green Plains Inc.	18,808	476
	Liberty Oilfield Services Inc. Class A	40,384	472
*	SunPower Corp.	12,861	447
	Cactus Inc. Class A	13,845	441
	Nabors Industries Ltd.	3,803	422
*	NexTier Oilfield Solutions Inc.	88,764	413
	Arch Resources Inc.	8,345	400
*	Par Pacific Holdings Inc.	22,062	390
*	Helix Energy Solutions Group Inc.	78,293	384
*	Frank's International NV	84,418	382
*	MRC Global Inc.	43,309	379
	CVR Energy Inc.	16,320	360
42

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	American Superconductor Corp.	14,776	352
*	Bonanza Creek Energy Inc.	10,447	334
	Brigham Minerals Inc. Class A	22,816	326
	SunCoke Energy Inc.	45,492	291
*	REX American Resources Corp.	3,066	288
*	Tellurian Inc.	90,227	279
*	Tidewater Inc.	22,213	277
	DMC Global Inc.	4,315	272
*	Contango Oil & Gas Co.	52,138	254
*	Oil States International Inc.	32,421	238
*	RPC Inc.	32,233	205
*	Select Energy Services Inc. Class A	31,818	201
*	Matrix Service Co.	14,539	197
	Solaris Oilfield Infrastructure Inc. Class A	16,174	191
	Berry Corp.	37,980	188
*	CONSOL Energy Inc.	16,385	177
*	W&T Offshore Inc.	52,864	174
*	Newpark Resources Inc.	49,852	172
*	National Energy Services Reunited Corp.	11,600	154
*	Peabody Energy Corp.	35,197	151
*	Penn Virginia Corp.	7,621	112
*	Trecora Resources	13,549	96
*	Earthstone Energy Inc. Class A	13,062	92
*	Bristow Group Inc.	3,431	91
	Falcon Minerals Corp.	21,609	85
*	Exterran Corp.	14,613	80
*	Comstock Resources Inc.	13,050	74
*	Talos Energy Inc.	6,961	74
*	Magnolia Oil & Gas Corp. Class A	5,756	69
	Evolution Petroleum Corp.	15,934	57
*,1	Maxeon Solar Technologies Ltd.	1,632	55
	NACCO Industries Inc. Class A	2,092	52
	Adams Resources & Energy Inc.	1,152	34
*	Shoals Technologies Group Inc. Class A	974	32
*	Whiting Petroleum Corp.	670	23
*	NextDecade Corp.	11,279	22
*	Goodrich Petroleum Corp.	2,216	21
*	PrimeEnergy Resources Corp.	258	12
*	Array Technologies Inc.	312	12
			39,028
Financials (26.0%)
	Stifel Financial Corp.	54,688	3,340
	South State Corp.	38,282	3,019
	Valley National Bancorp	217,744	2,667
	Glacier Bancorp Inc.	46,906	2,542
	United Bankshares Inc.	67,685	2,501
	Essent Group Ltd.	60,357	2,488
	CIT Group Inc.	53,909	2,445
	Blackstone Mortgage Trust Inc. Class A	75,175	2,195
	Selective Insurance Group Inc.	32,308	2,191
	Radian Group Inc.	104,716	2,136
*	Texas Capital Bancshares Inc.	27,640	2,106
	Community Bank System Inc.	28,929	2,059
	Home BancShares Inc.	83,575	2,043
	BankUnited Inc.	50,308	2,022
	UMB Financial Corp.	23,839	2,011
	CNO Financial Group Inc.	75,796	1,824
	Hancock Whitney Corp.	47,132	1,779
*	Cannae Holdings Inc.	47,166	1,762
	Pacific Premier Bancorp Inc.	43,684	1,760
	Columbia Banking System Inc.	39,367	1,744
43

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Simmons First National Corp. Class A	59,307	1,736
	Ameris Bancorp	36,236	1,726
	BancorpSouth Bank	54,323	1,633
	Old National Bancorp	89,587	1,624
	Atlantic Union Bankshares Corp.	42,700	1,568
	Cathay General Bancorp	41,610	1,566
	CVB Financial Corp.	70,608	1,512
	WSFS Financial Corp.	27,505	1,462
	Independent Bank Corp. (XNGS)	16,804	1,437
	Independent Bank Group Inc.	20,309	1,415
	United Community Banks Inc.	42,804	1,415
	Walker & Dunlop Inc.	14,113	1,406
*	Enstar Group Ltd.	6,563	1,395
	Cadence BanCorp. Class A	67,483	1,385
	American Equity Investment Life Holding Co.	49,749	1,375
	Fulton Financial Corp.	86,618	1,338
*	Axos Financial Inc.	28,829	1,334
	Eastern Bankshares Inc.	75,274	1,326
	Hilltop Holdings Inc.	39,474	1,304
*	Mr Cooper Group Inc.	41,318	1,299
	International Bancshares Corp.	29,173	1,271
	Washington Federal Inc.	41,387	1,251
	Navient Corp.	100,858	1,249
	First Merchants Corp.	29,561	1,243
	First BanCorp.	117,844	1,236
	First Midwest Bancorp Inc.	62,147	1,229
	Chimera Investment Corp.	105,214	1,214
	PennyMac Financial Services Inc.	20,420	1,209
	Investors Bancorp Inc.	90,450	1,207
	First Financial Bancorp	53,030	1,189
	Renasant Corp.	29,836	1,172
	WesBanco Inc.	35,658	1,151
	Flagstar Bancorp Inc.	26,387	1,145
*	Silvergate Capital Corp. Class A	8,582	1,095
	Two Harbors Investment Corp.	149,891	1,082
	Arbor Realty Trust Inc.	63,319	1,056
	Towne Bank	36,597	1,055
	Trustmark Corp.	34,479	1,040
	Apollo Commercial Real Estate Finance Inc.	77,064	1,024
	PennyMac Mortgage Investment Trust	53,734	1,019
	Piper Sandler Cos.	9,542	1,014
*	Seacoast Banking Corp. of Florida	28,179	1,013
	First Interstate BancSystem Inc. Class A	22,242	1,010
	Bank of NT Butterfield & Son Ltd.	27,448	1,002
	MFA Financial Inc.	248,482	999
	Federated Hermes Inc.	36,896	986
	Banner Corp.	18,953	981
*	NMI Holdings Inc. Class A	42,576	973
	Park National Corp.	7,816	969
*	Triumph Bancorp Inc.	12,377	949
	Sandy Spring Bancorp Inc.	25,175	946
	Capitol Federal Financial Inc.	71,013	945
*	PRA Group Inc.	24,784	914
	Virtus Investment Partners Inc.	3,634	912
	Northwest Bancshares Inc.	64,096	905
	Heartland Financial USA Inc.	18,931	885
	Horace Mann Educators Corp.	22,706	875
	Lakeland Financial Corp.	12,687	875
	New York Mortgage Trust Inc.	207,106	864
*	Genworth Financial Inc. Class A	276,561	863
	Live Oak Bancshares Inc.	15,526	856
44

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Eagle Bancorp Inc.	17,426	852
	Waddell & Reed Financial Inc. Class A	33,710	846
	NBT Bancorp Inc.	23,274	843
	Hope Bancorp Inc.	63,793	839
	Artisan Partners Asset Management Inc. Class A	17,593	836
	Argo Group International Holdings Ltd.	17,737	820
	Goosehead Insurance Inc. Class A	6,274	813
	Great Western Bancorp Inc.	30,130	808
	Meta Financial Group Inc.	18,170	805
	Provident Financial Services Inc.	39,143	792
	Veritex Holdings Inc.	26,126	760
	BGC Partners Inc. Class A	169,183	758
	Westamerica BanCorp.	12,363	743
	FB Financial Corp.	17,216	730
	ProAssurance Corp.	29,183	722
	Broadmark Realty Capital Inc.	70,355	722
	OceanFirst Financial Corp.	32,300	702
	First Commonwealth Financial Corp.	52,124	699
	iStar Inc.	39,195	695
	Nelnet Inc. Class A	9,391	682
	B Riley Financial Inc.	10,325	680
	Stewart Information Services Corp.	14,379	679
	Ladder Capital Corp. Class A	58,221	666
	BancFirst Corp.	10,231	654
	City Holding Co.	8,439	635
	First Busey Corp.	27,335	626
	First Bancorp	15,496	624
	Safety Insurance Group Inc.	7,838	620
	TriCo Bancshares	14,396	620
	Premier Financial Corp.	20,148	618
	AMERISAFE Inc.	10,544	617
	Boston Private Financial Holdings Inc.	44,645	614
	Tompkins Financial Corp.	7,894	610
	S&T Bancorp Inc.	21,021	607
	Brookline Bancorp Inc.	42,304	602
	Redwood Trust Inc.	61,162	602
	Southside Bancshares Inc.	17,412	602
*	Enova International Inc.	18,843	578
*	Bancorp Inc.	28,387	575
*	Encore Capital Group Inc.	17,052	570
	Enterprise Financial Services Corp.	13,264	570
	Dime Community Bancshares Inc.	19,374	570
	OFG Bancorp	27,869	538
	German American Bancorp Inc.	13,395	528
	Employers Holdings Inc.	15,660	521
	Heritage Financial Corp.	19,633	508
	HomeStreet Inc.	11,690	502
	Berkshire Hills Bancorp Inc.	24,681	498
	National Bank Holdings Corp. Class A	12,362	479
*	StoneX Group Inc.	8,264	477
	ConnectOne Bancorp Inc.	20,412	474
	Stock Yards Bancorp Inc.	9,592	473
*	Third Point Reinsurance Ltd.	46,044	470
	Banc of California Inc.	24,212	449
	Washington Trust Bancorp Inc.	9,413	448
	Preferred Bank	7,587	440
	Meridian Bancorp Inc.	25,320	424
*	Ambac Financial Group Inc.	24,941	423
	Horizon Bancorp Inc.	23,575	421
	ARMOUR Residential REIT Inc.	34,812	420
*	LendingClub Corp.	38,876	419
45

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Lakeland Bancorp Inc.	26,341	413
	Bryn Mawr Bank Corp.	10,844	410
	Origin Bancorp Inc.	11,914	408
	WisdomTree Investments Inc.	76,706	407
	1st Source Corp.	9,020	400
	Univest Financial Corp.	15,897	400
[1]	Invesco Mortgage Capital Inc.	101,058	393
	Allegiance Bancshares Inc.	10,416	392
*	Customers Bancorp Inc.	14,454	387
	First Foundation Inc.	16,700	382
	Kearny Financial Corp.	32,379	367
	First Bancorp Inc. (XNMS)	11,406	366
*	Nicolet Bankshares Inc.	4,939	366
	Northfield Bancorp Inc.	26,298	360
	TrustCo Bank Corp.	52,292	360
*	CrossFirst Bankshares Inc.	26,355	352
	Community Trust Bancorp Inc.	8,540	349
	Harbornone Bancorp Inc.	29,169	349
	Ellington Financial Inc.	22,114	348
*	TriState Capital Holdings Inc.	15,171	348
	TPG RE Finance Trust Inc.	32,975	344
	ServisFirst Bancshares Inc.	6,912	343
	Central Pacific Financial Corp.	15,020	340
	United Fire Group Inc.	11,479	338
	Federal Agricultural Mortgage Corp. Class C	3,901	336
	QCR Holdings Inc.	8,121	336
	Granite Point Mortgage Trust Inc.	29,860	333
	Flushing Financial Corp.	15,993	332
	Camden National Corp.	8,178	331
*	Watford Holdings Ltd.	9,466	328
	Great Southern Bancorp Inc.	5,959	315
	Peoples Bancorp Inc.	10,084	314
	First Financial Corp.	7,394	313
	Cowen Inc. Class A	9,085	308
*	Columbia Financial Inc.	18,700	306
	Ready Capital Corp.	23,174	304
*	World Acceptance Corp.	2,400	304
	Heritage Commerce Corp.	31,774	302
	FBL Financial Group Inc. Class A	5,243	299
	Capstead Mortgage Corp.	51,668	296
	First Mid Bancshares Inc.	8,042	293
	KKR Real Estate Finance Trust Inc.	15,793	291
	National Western Life Group Inc. Class A	1,390	290
	Midland States Bancorp Inc.	11,791	289
	RLI Corp.	2,735	285
	CBTX Inc.	9,668	282
	Altabancorp	8,124	280
	Peapack-Gladstone Financial Corp.	10,106	278
	Bank of Marin Bancorp	7,291	270
	Byline Bancorp Inc.	13,289	265
	Hanmi Financial Corp.	15,258	261
	Banco Latinoamericano de Comercio Exterior SA Class E	16,788	256
	Mercantile Bank Corp.	8,663	253
	First Community Bankshares Inc.	9,637	247
	Independent Bank Corp.	11,551	239
	Financial Institutions Inc.	8,634	236
	Diamond Hill Investment Group Inc.	1,649	234
	First of Long Island Corp.	12,528	233
	Arrow Financial Corp.	7,291	232
	Business First Bancshares Inc.	10,462	230
	Dynex Capital Inc.	12,163	229
46

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Bar Harbor Bankshares	8,131	228
*	MoneyGram International Inc.	34,142	228
	Republic Bancorp Inc. Class A	5,337	224
	Alerus Financial Corp.	8,126	224
*	Atlantic Capital Bancshares Inc.	10,837	221
	MidWestOne Financial Group Inc.	8,012	220
	Orchid Island Capital Inc.	38,212	219
	Waterstone Financial Inc.	11,195	217
	Sculptor Capital Management Inc. Class A	10,236	211
*	StepStone Group Inc. Class A	5,860	211
	Cambridge Bancorp	2,744	209
*	Amerant Bancorp Inc.	12,280	202
	HomeTrust Bancshares Inc.	8,658	200
*	Equity Bancshares Inc. Class A	7,586	197
*	MBIA Inc.	26,883	196
*	Metropolitan Bank Holding Corp.	3,781	196
	Oppenheimer Holdings Inc. Class A	5,174	196
	Farmers National Banc Corp.	13,884	192
	CNB Financial Corp.	8,067	187
	Old Second Bancorp Inc.	15,643	187
	Capital City Bank Group Inc.	7,489	185
	Sierra Bancorp	7,743	185
	American National Bankshares Inc.	5,785	179
	Hingham Institution for Savings	740	179
*	Oportun Financial Corp.	10,963	179
	State Auto Financial Corp.	9,481	178
	Reliant Bancorp Inc.	7,885	174
	West BanCorp. Inc	7,627	174
	MVB Financial Corp.	5,276	172
	RBB Bancorp	9,149	172
	Universal Insurance Holdings Inc.	11,358	169
*	Southern First Bancshares Inc.	3,851	169
*	Bridgewater Bancshares Inc.	11,612	168
	First Internet Bancorp	5,105	167
*	Citizens Inc. Class A	27,136	165
	Civista Bancshares Inc.	8,403	162
	Merchants Bancorp	4,659	159
	Peoples Financial Services Corp.	3,804	159
	SmartFinancial Inc.	7,547	158
	Southern National Bancorp of Virginia Inc.	11,115	158
	HCI Group Inc.	2,664	154
	Regional Management Corp.	4,751	154
	Anworth Mortgage Asset Corp.	55,000	152
	Citizens & Northern Corp.	7,273	152
	Southern Missouri Bancorp Inc.	4,149	152
	Spirit of Texas Bancshares Inc.	7,208	150
	Capstar Financial Holdings Inc.	8,963	145
	Summit Financial Group Inc.	5,971	144
*	Carter Bankshares Inc.	12,153	144
	Enterprise Bancorp Inc.	4,868	141
	First Bancorp Inc. (XNGS)	5,518	141
	Red River Bancshares Inc.	2,658	138
	Home Bancorp Inc.	4,185	135
	Metrocity Bankshares Inc.	9,438	135
	Guaranty Bancshares Inc.	4,307	131
	Macatawa Bank Corp.	14,714	130
*	Coastal Financial Corp.	4,638	130
	Farmers & Merchants Bancorp Inc.	5,508	127
	Century Bancorp Inc. Class A	1,387	126
*	EZCorp. Inc. Class A	26,331	126
	Northrim BanCorp Inc.	3,246	125
47

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	ACNB Corp.	4,532	125
	Amalgamated Bank Class A	7,044	124
	Great Ajax Corp.	10,992	124
	PCSB Financial Corp.	7,653	124
	Heritage Insurance Holdings Inc.	12,560	122
*	Assetmark Financial Holdings Inc.	5,084	120
	Orrstown Financial Services Inc.	6,115	119
*	Greenlight Capital Re Ltd. Class A	15,257	119
	Protective Insurance Corp. Class B	5,044	116
	Timberland Bancorp Inc.	4,168	116
	National Bankshares Inc.	3,465	115
	Premier Financial Bancorp Inc.	7,326	114
	Provident Bancorp Inc.	9,138	112
	FS Bancorp Inc.	1,839	111
	LCNB Corp.	6,568	111
	South Plains Financial Inc.	5,682	110
	BCB Bancorp Inc.	8,132	108
	First Choice Bancorp	5,451	108
	Territorial Bancorp Inc.	4,393	108
	Fidelity D&D Bancorp Inc.	2,139	108
	Ames National Corp.	4,722	108
	Western Asset Mortgage Capital Corp.	32,900	107
	Central Valley Community Bancorp	5,942	105
	Western New England Bancorp Inc.	12,822	103
	First Business Financial Services Inc.	4,576	102
	ChoiceOne Financial Services Inc.	4,034	102
*	Howard Bancorp Inc.	7,376	101
	Investar Holding Corp.	5,237	101
	Parke Bancorp Inc.	5,549	101
*	FVCBankcorp Inc.	6,311	100
	Independence Holding Co.	2,576	98
	Bank of Commerce Holdings	8,934	97
	PCB Bancorp	6,992	97
*	Select Bancorp Inc.	8,882	97
	Shore Bancshares Inc.	6,365	97
	James River Group Holdings Ltd.	2,089	96
	Community Bankers Trust Corp.	12,205	95
	Luther Burbank Corp.	9,297	95
	Northeast Bank	3,668	95
	Investors Title Co.	610	93
*	Professional Holding Corp. Class A	5,806	93
	Bankwell Financial Group Inc.	3,706	92
	Mid Penn Bancorp Inc.	3,896	92
*	Trean Insurance Group Inc.	5,449	92
*	Republic First Bancorp Inc.	25,510	91
	First Bank	8,565	90
	1st Constitution Bancorp	5,071	89
	HBT Financial Inc.	5,496	89
*	NI Holdings Inc.	4,909	88
	Richmond Mutual BanCorp. Inc.	6,729	88
	Codorus Valley Bancorp Inc.	5,194	87
	Evans Bancorp Inc.	2,693	87
	Penns Woods Bancorp Inc.	3,640	87
	C&F Financial Corp.	1,947	85
[1]	First Capital Inc.	1,762	85
	Bank of Princeton	3,200	84
	Cherry Hill Mortgage Investment Corp.	8,517	84
	Community Financial Corp.	2,768	84
*	Safeguard Scientifics Inc.	10,988	84
	Norwood Financial Corp.	3,252	83
	Donegal Group Inc. Class A	5,929	81
48

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Riverview Bancorp Inc.	12,079	80
	Crawford & Co. Class A	8,304	78
	ESSA Bancorp Inc.	4,995	78
	Arlington Asset Investment Corp. Class A	18,853	76
	Unity Bancorp Inc.	3,828	76
	Westwood Holdings Group Inc.	4,379	76
	Eagle Bancorp Montana Inc.	3,511	76
*	BayCom Corp.	4,371	75
	First Northwest Bancorp	4,551	74
	First Community Corp.	4,044	72
	BankFinancial Corp.	7,500	71
	Marlin Business Services Corp.	4,693	71
	Middlefield Banc Corp.	3,164	71
	United Insurance Holdings Corp.	11,413	71
*	Pioneer Bancorp Inc.	6,523	70
	Standard AVB Financial Corp.	2,155	70
*	Capital Bancorp Inc.	4,350	69
	First United Corp.	3,759	68
	FNCB Bancorp Inc.	9,548	67
*	ProSight Global Inc.	5,196	66
	Hawthorn Bancshares Inc.	3,264	66
	Plumas Bancorp	2,620	66
*	California BanCorp.	4,258	66
	Mackinac Financial Corp.	5,028	65
*	First Western Financial Inc.	3,488	64
	SB Financial Group Inc.	3,693	64
	Franklin Financial Services Corp.	2,314	64
	Chemung Financial Corp.	1,779	63
*	MainStreet Bancshares Inc.	3,405	63
	OP Bancorp	6,853	63
	Level One Bancorp Inc.	2,909	62
	Oak Valley Bancorp	3,853	62
	Colony Bankcorp Inc.	4,344	62
	First Savings Financial Group Inc.	981	61
	Meridian Corp.	2,484	61
	Ellington Residential Mortgage REIT	4,915	60
*	Esquire Financial Holdings Inc.	2,702	60
	County Bancorp Inc.	2,600	59
	Ohio Valley Banc Corp.	2,426	59
	Peoples Bancorp of North Carolina Inc.	2,498	58
*	MMA Capital Holdings Inc.	2,605	58
	Salisbury Bancorp Inc.	1,418	58
	CB Financial Services Inc.	2,765	56
	Prudential Bancorp Inc.	4,147	56
	United Security Bancshares	7,565	56
	Landmark Bancorp Inc.	2,216	54
	Auburn National BanCorp Inc.	1,328	52
	Provident Financial Holdings Inc.	3,139	49
*	Security National Financial Corp. Class A	5,307	48
	Citizens Holding Co.	2,435	48
	Sterling Bancorp Inc.	9,190	47
	FedNat Holding Co.	6,596	46
*	Ponce de Leon Federal Bank	4,203	43
*	Limestone Bancorp Inc.	2,808	42
	Partners Bancorp.	5,423	39
	Greene County Bancorp Inc.	1,534	37
	Associated Capital Group Inc. Class A	1,051	36
	Silvercrest Asset Management Group Inc. Class A	2,559	36
	First Guaranty Bancshares Inc.	1,962	32
*	Bogota Financial Corp.	3,083	28
*	Swk Holdings Corp.	1,935	27
49

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Altisource Portfolio Solutions SA	2,447	25
	Bank First Corp.	259	18
	Bank7 Corp.	1,041	17
	Oconee Federal Financial Corp.	598	15
*	Vericity Inc.	1,095	11
*	Upstart Holdings Inc.	156	10
	GAMCO Investors Inc. Class A	376	7
	Value Line Inc.	38	1
			194,535
Health Care (6.3%)
*	Novavax Inc.	24,612	5,691
*	Tenet Healthcare Corp.	51,427	2,624
*	Arena Pharmaceuticals Inc.	29,148	2,342
	Patterson Cos. Inc.	46,495	1,444
	Owens & Minor Inc.	39,759	1,352
*	Avanos Medical Inc.	26,085	1,199
*	Myriad Genetics Inc.	38,922	1,187
*	MEDNAX Inc.	40,765	996
*	OPKO Health Inc.	218,012	981
*	Intra-Cellular Therapies Inc.	22,394	793
*	Prestige Consumer Healthcare Inc.	17,765	741
*	Evolent Health Inc. Class A	34,830	702
*	Magellan Health Inc.	7,412	692
*	Livanova plc	7,848	608
*	Brookdale Senior Living Inc.	100,298	584
*	Integer Holdings Corp.	6,588	581
*	NextGen Healthcare Inc.	30,376	568
*	Endo International plc	71,230	565
*,1	Cassava Sciences Inc.	11,563	562
*	Supernus Pharmaceuticals Inc.	20,682	556
*	Vanda Pharmaceuticals Inc.	29,710	554
*	ImmunoGen Inc.	57,636	504
*	MacroGenics Inc.	19,362	484
*	Varex Imaging Corp.	21,059	483
	National HealthCare Corp.	6,913	481
*	Orthofix Medical Inc.	10,251	477
*	Enanta Pharmaceuticals Inc.	9,623	475
*	Heska Corp.	2,457	463
*	AngioDynamics Inc.	20,211	423
*	TG Therapeutics Inc.	9,241	404
*	Community Health Systems Inc.	46,841	401
*	Hanger Inc.	17,861	393
*	Five Prime Therapeutics Inc.	17,200	382
*	Prothena Corp. plc	16,817	375
*	Pacific Biosciences of California Inc.	12,059	369
*	TCR2 Therapeutics Inc.	12,975	343
*	AnaptysBio Inc.	11,671	335
*	FibroGen Inc.	6,626	331
*	HealthStream Inc.	14,144	330
*	Natus Medical Inc.	12,614	327
*	Tivity Health Inc.	12,642	301
*	Natera Inc.	2,538	295
*	Triple-S Management Corp. Class B	11,315	286
*	Anika Therapeutics Inc.	7,722	283
*	Geron Corp. (XNGS)	155,109	278
*	SeaSpine Holdings Corp.	14,480	274
*	IVERIC bio Inc.	44,048	270
*	Spectrum Pharmaceuticals Inc.	78,365	269
*	Chimerix Inc.	27,175	267
*	NanoString Technologies Inc.	3,222	225
*	Viking Therapeutics Inc.	33,184	224
50

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	KalVista Pharmaceuticals Inc.	6,649	219
*	BioCryst Pharmaceuticals Inc.	20,226	218
*	G1 Therapeutics Inc.	9,763	216
*	Revance Therapeutics Inc.	8,123	213
*	ZIOPHARM Oncology Inc.	39,141	209
*	Gritstone Oncology Inc.	13,725	186
*	Cymabay Therapeutics Inc.	38,196	183
*	Atara Biotherapeutics Inc.	10,725	180
*	Epizyme Inc.	18,208	175
*	Inogen Inc.	3,304	173
*	Gossamer Bio Inc.	18,283	172
*	Rubius Therapeutics Inc.	16,543	172
*	Apyx Medical Corp.	16,339	171
*	Fluidigm Corp.	37,262	171
	Invacare Corp.	18,464	168
*	ViewRay Inc.	38,257	167
*	Turning Point Therapeutics Inc.	1,385	163
*	OraSure Technologies Inc.	15,216	161
*	Relay Therapeutics Inc.	3,701	153
*	XBiotech Inc.	7,820	149
*	Vericel Corp.	2,984	144
*	Ideaya Biosciences Inc.	7,145	136
*	VYNE Therapeutics Inc.	17,314	129
*	Verastem Inc.	54,628	128
*	Atea Pharmaceuticals Inc.	1,658	125
*	Lannett Co. Inc.	18,467	112
*	Solid Biosciences Inc.	13,787	110
*	Concert Pharmaceuticals Inc.	16,272	109
*	IntriCon Corp.	4,720	108
*	Jounce Therapeutics Inc.	9,600	105
*	CryoLife Inc.	3,930	99
*	Albireo Pharma Inc.	2,822	98
	LeMaitre Vascular Inc.	1,871	96
*	Kezar Life Sciences Inc.	17,298	95
*	Passage Bio Inc.	5,222	94
*	Harvard Bioscience Inc.	21,249	93
*	Nkarta Inc.	1,884	92
*	Inari Medical Inc.	848	89
*	Xencor Inc.	1,770	87
*	ALX Oncology Holdings Inc.	1,083	87
*	X4 Pharmaceuticals Inc.	9,029	86
*	Cytokinetics Inc.	4,555	85
*	Selecta Biosciences Inc.	20,109	85
*	Adverum Biotechnologies Inc.	6,496	83
*	Evolus Inc.	6,784	82
*	UroGen Pharma Ltd.	4,243	81
*	Forma Therapeutics Holdings Inc.	2,067	80
*	Cabaletta Bio Inc.	7,254	79
*	Dynavax Technologies Corp.	8,957	78
*	Surgalign Holdings Inc.	32,067	78
*	NantKwest Inc.	2,375	77
*	Allovir Inc.	2,115	77
*	Catalyst Biosciences Inc.	12,215	74
*	Pulmonx Corp.	1,311	74
*	Enzo Biochem Inc.	24,913	73
*	ANI Pharmaceuticals Inc.	2,508	73
*	Five Star Senior Living Inc.	10,583	71
*	Applied Genetic Technologies Corp.	13,766	70
*	GlycoMimetics Inc.	20,789	69
*	Applied Molecular Transport Inc.	1,410	69
*	FONAR Corp.	3,514	68
51

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Aptinyx Inc. Class A	18,473	68
*	Misonix Inc.	3,945	66
*	Prelude Therapeutics Inc.	1,067	66
*	AcelRx Pharmaceuticals Inc.	34,019	64
*	Meridian Bioscience Inc.	3,044	64
*	Alphatec Holdings Inc.	3,929	63
*	Shattuck Labs Inc.	1,522	63
*	Avid Bioservices Inc.	2,992	62
*	Precigen Inc.	7,295	62
*	VBI Vaccines Inc.	18,078	61
*	Theravance Biopharma Inc.	3,631	60
*	Accolade Inc.	1,361	60
*	PMV Pharmaceuticals Inc.	1,581	59
*	Outset Medical Inc.	1,118	56
*	Praxis Precision Medicines Inc.	1,281	56
*	Abeona Therapeutics Inc.	22,587	55
*	Orgenesis Inc.	8,233	55
*	Kymera Therapeutics Inc.	1,154	55
*	iTeos Therapeutics Inc.	1,290	54
*	Eargo Inc.	902	53
*	C4 Therapeutics Inc.	1,227	53
*	Annexon Inc.	1,785	52
*	Sutro Biopharma Inc.	2,309	51
*	Generation Bio Co.	1,419	50
*	Vaxcyte Inc.	2,084	49
*	Kronos Bio Inc.	1,681	49
*,1	CEL-SCI Corp.	2,699	48
*	Cyclerion Therapeutics Inc.	12,420	48
*	Avidity Biosciences Inc.	1,979	48
*	Nurix Therapeutics Inc.	1,325	47
*	Pandion Therapeutics Inc.	758	46
*	Savara Inc.	26,303	45
*	Zentalis Pharmaceuticals Inc.	1,020	43
*	Assembly Biosciences Inc.	8,236	42
*	AVEO Pharmaceuticals Inc.	4,898	40
*	Option Care Health Inc.	2,065	40
*	Lensar Inc.	4,365	39
*	Sientra Inc.	4,765	37
	Utah Medical Products Inc.	426	36
*	Pliant Therapeutics Inc.	1,100	36
*	Akouos Inc.	1,717	35
*	Mirum Pharmaceuticals Inc.	1,806	33
*	Aligos Therapeutics Inc.	1,140	33
*,1	Vaxart Inc.	4,473	32
*	Athira Pharma Inc.	1,457	32
*	MEI Pharma Inc.	8,281	31
*	TherapeuticsMD Inc.	19,825	30
*	Keros Therapeutics Inc.	465	30
*	Enochian Biosciences Inc.	8,072	29
*	Dyne Therapeutics Inc.	1,592	29
*	Harmony Biosciences Holdings Inc.	726	26
*	Aeglea BioTherapeutics Inc.	3,366	25
*	ORIC Pharmaceuticals Inc.	763	25
*	Taysha Gene Therapies Inc.	961	25
*	Tarsus Pharmaceuticals Inc.	677	25
*	Magenta Therapeutics Inc.	2,279	24
*	NGM Biopharmaceuticals Inc.	898	24
*	Kiniksa Pharmaceuticals Ltd. Class A	1,123	23
*	Acutus Medical Inc.	1,088	23
*	Inhibrx Inc.	904	23
*	Maravai LifeSciences Holdings Inc. Class A	718	23
52

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	XOMA Corp.	608	22
*,1	iBio Inc.	12,690	22
*	Spero Therapeutics Inc.	1,152	21
*	Cortexyme Inc.	601	20
*	Immunic Inc.	1,193	19
	Phibro Animal Health Corp. Class A	834	18
*	Precision BioSciences Inc.	1,475	18
*	Aspira Women's Health Inc.	2,566	18
*	Atreca Inc. Class A	1,001	17
*	Inozyme Pharma Inc.	859	17
*	Chinook Therapeutics Inc.	1,004	17
*	CorMedix Inc.	1,102	16
*	MeiraGTx Holdings plc	1,097	16
*	Poseida Therapeutics Inc.	1,497	16
*	Spruce Biosciences Inc.	781	16
*	Evofem Biosciences Inc.	3,824	15
*	Kindred Biosciences Inc.	3,328	15
*	Graybug Vision Inc.	705	14
*	Sotera Health Co.	553	14
*	Foghorn Therapeutics Inc.	809	13
*	Ortho Clinical Diagnostics Holdings plc	776	13
*	Codiak Biosciences Inc.	719	12
*	Marker Therapeutics Inc.	4,480	11
*	Milestone Scientific Inc.	2,930	11
*	Paratek Pharmaceuticals Inc.	1,461	11
*	Oncorus Inc.	729	11
*	CASI Pharmaceuticals Inc.	3,935	10
*	ADMA Biologics Inc.	4,494	10
*	Exicure Inc.	4,740	10
*	Checkmate Pharmaceuticals Inc.	745	10
*	Dyadic International Inc.	1,622	9
*	Soleno Therapeutics Inc.	3,586	9
*	Venus Concept Inc.	3,454	9
*	Cidara Therapeutics Inc.	3,817	9
*	Osmotica Pharmaceuticals plc	2,246	9
*	Metacrine Inc.	1,019	9
*	Aytu BioScience Inc.	1,147	9
*	BioAtla Inc.	161	9
*	Signify Health Inc. Class A	271	9
*	Chembio Diagnostics Inc.	1,469	8
*	Retractable Technologies Inc.	502	8
*	Certara Inc.	243	8
*	NexImmune Inc.	301	8
*	Talis Biomedical Corp.	465	8
*	Xeris Pharmaceuticals Inc.	1,283	7
*	Agile Therapeutics Inc.	2,437	7
*	Catabasis Pharmaceuticals Inc.	2,322	7
*	SQZ Biotechnologies Co.	486	7
*	NextCure Inc.	510	6
*	Hookipa Pharma Inc.	534	6
*	Strongbridge Biopharma plc	1,780	6
*	Nymox Pharmaceutical Corp.	2,330	6
*	Silverback Therapeutics Inc.	118	6
*	Rockwell Medical Inc.	3,479	5
*	BeyondSpring Inc.	370	5
*	908 Devices Inc.	88	5
*	Bolt Biotherapeutics Inc.	183	5
*	Cullinan Management Inc.	102	4
*	Apria Inc.	167	4
*	Angion Biomedica Corp.	176	3
*	Sigilon Therapeutics Inc.	82	2
53

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Decibel Therapeutics Inc.	120	2
*	Landos Biopharma Inc.	162	2
*	Lucira Health Inc.	94	2
*	Sana Biotechnology Inc.	81	2
*	Terns Pharmaceuticals Inc.	87	2
*,2	PDL BioPharma Inc.	270	1
*	Bioventus Inc. Class A	91	1
*	Aziyo Biologics Inc. Class A	15	—
			46,799
Industrials (16.1%)
*	Chart Industries Inc.	19,756	2,827
	EMCOR Group Inc.	27,220	2,650
*	MasTec Inc.	28,901	2,507
*	Builders FirstSource Inc.	54,184	2,344
*	WESCO International Inc.	26,847	2,155
	KBR Inc.	68,229	2,115
	Altra Industrial Motion Corp.	35,366	2,048
	Triton International Ltd.	33,147	1,915
	EnerSys	21,168	1,911
	UniFirst Corp.	7,808	1,892
	Hillenbrand Inc.	40,471	1,880
*	Resideo Technologies Inc.	77,063	1,851
	Korn Ferry	29,820	1,835
	GATX Corp.	19,088	1,822
*	Summit Materials Inc. Class A	62,829	1,741
	Kennametal Inc.	45,403	1,696
	Matson Inc.	23,369	1,619
	Maxar Technologies Inc.	33,510	1,603
	ABM Industries Inc.	36,733	1,586
*	WillScot Mobile Mini Holdings Corp. Class A	57,128	1,584
	Terex Corp.	36,894	1,519
*	Livent Corp.	80,445	1,498
*	SPX FLOW Inc.	23,262	1,432
*	Beacon Roofing Supply Inc.	29,891	1,430
*,3	API Group Corp.	76,711	1,419
*	Allegheny Technologies Inc.	69,471	1,366
	Barnes Group Inc.	25,672	1,344
	Fluor Corp.	77,154	1,324
	Moog Inc. Class A	16,230	1,260
*	Green Dot Corp. Class A	25,789	1,219
*	Gibraltar Industries Inc.	13,826	1,208
*	Navistar International Corp.	27,276	1,202
*	Herc Holdings Inc.	12,563	1,103
*	JELD-WEN Holding Inc.	37,180	1,102
	Applied Industrial Technologies Inc.	12,765	1,090
	Belden Inc.	24,153	1,068
	Cubic Corp.	15,261	1,060
	Mueller Water Products Inc. Class A	80,796	1,041
*	Hub Group Inc. Class A	17,951	1,034
	Watts Water Technologies Inc. Class A	8,347	952
	EnPro Industries Inc.	11,301	908
	Deluxe Corp.	22,791	901
	Insperity Inc.	9,881	876
*	American Woodmark Corp.	9,268	866
	Comfort Systems USA Inc.	13,930	863
*,1	Workhorse Group Inc.	51,704	836
*	GMS Inc.	22,786	834
	Greenbrier Cos. Inc.	17,732	834
	Astec Industries Inc.	12,258	833
*	Welbilt Inc.	51,576	824
	ArcBest Corp.	13,740	811
54

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Sykes Enterprises Inc.	19,764	808
	Granite Construction Inc.	22,779	783
*	TriMas Corp.	22,450	754
	Encore Wire Corp.	11,144	730
	AAR Corp.	18,250	726
	AZZ Inc.	14,179	724
*	Atlas Air Worldwide Holdings Inc.	13,135	724
	Raven Industries Inc.	17,986	705
*	Textainer Group Holdings Ltd.	27,022	704
*	CBIZ Inc.	23,264	701
	Greif Inc. Class A	14,009	677
	ManTech International Corp. Class A	8,525	666
	Kaman Corp.	13,606	662
	Standex International Corp.	6,707	658
*	Cimpress plc	6,564	650
	Columbus McKinnon Corp.	12,657	637
	Helios Technologies Inc.	9,531	623
	MTS Systems Corp.	10,567	617
	Otter Tail Corp.	14,749	598
	Griffon Corp.	23,852	587
*	Huron Consulting Group Inc.	11,335	577
*	Vivint Smart Home Inc.	33,733	573
	HB Fuller Co.	9,834	551
	H&E Equipment Services Inc.	17,482	541
*	Great Lakes Dredge & Dock Corp.	34,557	525
	Forward Air Corp.	5,736	492
*	Conduent Inc.	89,938	484
	Heartland Express Inc.	26,491	482
	Wabash National Corp.	28,929	480
	Hyster-Yale Materials Handling Inc.	5,388	461
	Enerpac Tool Group Corp. Class A	18,578	459
*	PGT Innovations Inc.	19,411	458
	Apogee Enterprises Inc.	12,046	451
*	U.S. Concrete Inc.	8,684	447
	McGrath RentCorp.	5,741	446
*	ASGN Inc.	4,792	446
	Frontline Ltd.	64,861	439
	Quanex Building Products Corp.	17,932	436
*	Aegion Corp. Class A	16,710	432
*	SEACOR Holdings Inc.	10,097	429
	ICF International Inc.	5,046	421
*	SP Plus Corp.	12,702	421
*	Donnelley Financial Solutions Inc.	16,119	419
	Triumph Group Inc.	28,333	413
	Scorpio Tankers Inc.	27,575	407
	Argan Inc.	8,067	404
*	TrueBlue Inc.	19,148	399
*	Echo Global Logistics Inc.	14,265	397
*	CIRCOR International Inc.	10,900	388
	Primoris Services Corp.	11,469	384
	SFL Corp. Ltd.	50,907	384
	Kelly Services Inc. Class A	18,280	381
	Heidrick & Struggles International Inc.	10,566	379
*	Modine Manufacturing Co.	27,189	377
*	Thermon Group Holdings Inc.	18,025	368
*	Dycom Industries Inc.	4,696	360
*	BrightView Holdings Inc.	22,486	358
	DHT Holdings Inc.	61,650	344
	Brady Corp. Class A	6,530	342
*	SPX Corp.	6,040	336
*	Lydall Inc.	9,374	327
55

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	CAI International Inc.	7,409	326
*	Tutor Perini Corp.	22,197	326
*	Ducommun Inc.	5,909	321
	Insteel Industries Inc.	10,214	315
*	Manitowoc Co. Inc.	18,450	301
*	Sterling Construction Co. Inc.	12,798	292
*	Ranpak Holdings Corp. Class A	15,854	286
	Ennis Inc.	14,091	279
	Barrett Business Services Inc.	3,885	277
	Myers Industries Inc.	12,316	273
	Marten Transport Ltd.	16,769	271
	Luxfer Holdings plc	14,163	271
*	Meritor Inc.	8,895	270
*	DXP Enterprises Inc.	8,894	267
	Gorman-Rupp Co.	8,251	264
	Costamare Inc.	27,394	264
*	Titan Machinery Inc.	10,376	254
	Pactiv Evergreen Inc.	17,317	242
	Miller Industries Inc.	6,092	240
	Nordic American Tankers Ltd.	79,684	237
	Albany International Corp. Class A	2,946	233
*	Construction Partners Inc. Class A	8,009	232
	International Seaways Inc.	13,299	231
	O-I Glass Inc.	19,523	228
*	Aspen Aerogels Inc.	10,183	227
*	Dorian LPG Ltd.	17,912	223
*	Vishay Precision Group Inc.	6,798	220
	Resources Connection Inc.	16,804	214
*	Vectrus Inc.	3,919	214
*	Cardtronics plc Class A	5,336	206
*	Astronics Corp.	12,976	205
*	Cross Country Healthcare Inc.	17,402	193
*	MYR Group Inc.	3,248	192
	VSE Corp.	4,855	187
*	Team Inc.	16,670	185
*	Ferro Corp.	11,609	184
*	Montrose Environmental Group Inc.	3,757	184
*	Acacia Research Corp.	25,487	181
*	Northwest Pipe Co.	5,263	179
	Kronos Worldwide Inc.	12,230	177
*	UFP Technologies Inc.	3,481	172
*	Veritiv Corp.	6,971	166
	Greif Inc. Class B	3,326	165
	REV Group Inc.	13,011	162
*	Cornerstone Building Brands Inc.	14,025	160
	Werner Enterprises Inc.	3,734	160
	Alamo Group Inc.	1,036	158
	Park-Ohio Holdings Corp.	4,834	156
	Caesarstone Ltd.	12,041	152
	Powell Industries Inc.	4,820	150
*	Radiant Logistics Inc.	21,874	148
	Park Aerospace Corp.	10,612	147
	U.S. Lime & Minerals Inc.	1,048	147
*	CECO Environmental Corp.	16,882	138
	Franklin Electric Co. Inc.	1,764	132
*	Blue Bird Corp.	5,293	129
*	IES Holdings Inc.	2,819	129
	LSI Industries Inc.	13,833	125
*	Parsons Corp.	3,510	125
*	Diamond S Shipping Inc.	15,340	124
	Preformed Line Products Co.	1,611	118
56

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Covenant Logistics Group Inc. Class A	6,418	117
	ESCO Technologies Inc.	1,096	116
*	U.S. Xpress Enterprises Inc. Class A	12,415	115
	Hurco Cos. Inc.	3,408	107
*	Eagle Bulk Shipping Inc.	3,546	104
	Genco Shipping & Trading Ltd.	9,613	101
	Eneti Inc.	5,057	100
*	L B Foster Co. Class A	5,680	96
*	GP Strategies Corp.	7,328	96
	Federal Signal Corp.	2,593	94
*	Concrete Pumping Holdings Inc.	13,758	85
*	Bloom Energy Corp. Class A	2,918	83
	Graham Corp.	5,421	83
*	Overseas Shipholding Group Inc. Class A	37,175	82
	Quad/Graphics Inc.	18,653	82
*	DHI Group Inc.	25,649	80
*	Mistras Group Inc.	10,081	80
*	ServiceSource International Inc.	48,799	78
*	Willdan Group Inc.	1,788	78
*	Safe Bulkers Inc.	28,233	78
*	StarTek Inc.	9,357	76
	BGSF Inc.	5,211	73
*	FARO Technologies Inc.	754	71
*	Information Services Group Inc.	19,617	71
*	Gencor Industries Inc.	4,582	65
	Ardmore Shipping Corp.	16,231	64
*	General Finance Corp.	5,905	60
	CRA International Inc.	1,064	59
*	Nesco Holdings Inc.	7,071	57
*	Mayville Engineering Co. Inc.	4,025	56
	Patrick Industries Inc.	681	54
*	PAM Transportation Services Inc.	890	52
*	ExOne Co.	1,530	52
*	Willis Lease Finance Corp.	1,566	51
*	Lawson Products Inc.	933	49
	Douglas Dynamics Inc.	943	45
*	NV5 Global Inc.	434	45
*	Ibex Ltd.	1,659	37
*	Ultralife Corp.	5,059	34
	Universal Logistics Holdings Inc.	1,252	29
*	Target Hospitality Corp.	15,650	26
	Allied Motion Technologies Inc.	457	22
*	Pangaea Logistics Solutions Ltd.	5,590	17
*	PFSweb Inc.	2,221	16
			120,760
Other (0.0%)[4]
*	BM Technologies Inc.	2,170	25
*,2	Media General Inc. CVR	35,434	1
*,2	NewStar Financial Inc. CVR	6,148	1
*,2	Aduro Biotech Inc.	724	—
*,2	Ferroglobe Unit	19,424	—
			27
Real Estate (8.8%)
	STAG Industrial Inc.	75,390	2,379
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	38,039	2,139
	Healthcare Realty Trust Inc.	73,941	2,134
	Physicians Realty Trust	114,141	1,940
	Sabra Health Care REIT Inc.	112,345	1,935
	Agree Realty Corp.	29,922	1,932
	PotlatchDeltic Corp.	35,811	1,817
57

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Pebblebrook Hotel Trust	71,278	1,615
	Lexington Realty Trust	149,413	1,602
	Colony Capital Inc.	263,122	1,558
	Sunstone Hotel Investors Inc.	117,724	1,555
	RLJ Lodging Trust	89,728	1,409
	Innovative Industrial Properties Inc.	6,960	1,357
	Essential Properties Realty Trust Inc.	57,083	1,324
	Kennedy-Wilson Holdings Inc.	66,222	1,242
	Xenia Hotels & Resorts Inc.	61,982	1,238
	Retail Properties of America Inc. Class A	117,403	1,236
	Piedmont Office Realty Trust Inc. Class A	68,842	1,174
	Terreno Realty Corp.	20,951	1,174
	Service Properties Trust	89,649	1,151
	SITE Centers Corp.	83,781	1,118
	DiamondRock Hospitality Co.	109,336	1,106
	National Health Investors Inc.	15,825	1,080
[1]	Macerich Co.	82,052	1,060
	Urban Edge Properties	63,474	1,047
	Washington REIT	45,163	1,017
	CareTrust REIT Inc.	45,133	1,001
	Retail Opportunity Investments Corp.	63,253	1,000
*	Realogy Holdings Corp.	62,724	946
	Global Net Lease Inc.	49,276	916
	Columbia Property Trust Inc.	62,554	883
	Acadia Realty Trust	46,231	874
	Kite Realty Group Trust	45,330	869
	American Assets Trust Inc.	27,486	854
	Newmark Group Inc. Class A	79,066	792
[1]	Tanger Factory Outlet Centers Inc.	49,401	778
	Industrial Logistics Properties Trust	35,477	755
	Independence Realty Trust Inc.	51,759	727
*	Alexander & Baldwin Inc.	39,258	686
	Mack-Cali Realty Corp.	47,247	660
	Office Properties Income Trust	26,040	659
*	Cushman & Wakefield plc	39,679	614
	Diversified Healthcare Trust	130,519	587
	Summit Hotel Properties Inc.	56,277	582
	LTC Properties Inc.	13,225	541
	Getty Realty Corp.	19,186	537
	American Finance Trust Inc.	59,350	526
	Centerspace	7,123	489
	RPT Realty	44,428	487
	CoreCivic Inc.	65,136	468
	GEO Group Inc.	64,257	463
	St. Joe Co.	9,174	462
*	Marcus & Millichap Inc.	11,556	438
	NexPoint Residential Trust Inc.	10,106	415
	RE/MAX Holdings Inc. Class A	9,892	413
	Armada Hoffler Properties Inc.	31,753	410
	Colony Credit Real Estate Inc.	46,388	383
	Seritage Growth Properties Class A	18,840	380
	Chatham Lodging Trust	25,577	356
	Safehold Inc.	4,484	342
	Global Medical REIT Inc.	24,062	324
	Broadstone Net Lease Inc. Class A	16,814	304
	Ryman Hospitality Properties Inc.	3,716	287
	Franklin Street Properties Corp.	57,169	284
	New Senior Investment Group Inc.	44,985	275
	Gladstone Commercial Corp.	14,611	273
	Urstadt Biddle Properties Inc. Class A	16,464	265
	CatchMark Timber Trust Inc. Class A	24,028	245
58

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	City Office REIT Inc.	23,642	240
	Ares Commercial Real Estate Corp.	16,776	232
	Preferred Apartment Communities Inc. Class A	26,460	218
	Hersha Hospitality Trust Class A	18,919	210
	Whitestone REIT	22,177	207
	CorePoint Lodging Inc.	21,948	200
*	Forestar Group Inc.	9,142	195
	One Liberty Properties Inc.	8,798	188
*	Tejon Ranch Co.	11,446	187
*	Rafael Holdings Inc. Class B	4,944	177
	Farmland Partners Inc.	13,949	167
	CTO Realty Growth Inc.	3,205	166
*	FRP Holdings Inc.	3,523	159
	Retail Value Inc.	8,845	148
	EastGroup Properties Inc.	1,073	146
	QTS Realty Trust Inc. Class A	1,940	121
	NETSTREIT Corp.	6,492	114
	Gladstone Land Corp.	6,229	111
	Monmouth Real Estate Investment Corp.	6,182	107
	Bluerock Residential Growth REIT Inc. Class A	8,714	93
	BRT Apartments Corp.	5,672	90
*	PICO Holdings Inc.	9,198	84
*	Stratus Properties Inc.	3,281	80
	UMH Properties Inc.	4,591	78
*	Fathom Holdings Inc.	1,773	77
	Tiptree Inc.	13,908	70
	Alpine Income Property Trust Inc.	3,768	69
	CorEnergy Infrastructure Trust Inc.	7,757	58
	Universal Health Realty Income Trust	926	57
	Indus Realty Trust Inc.	607	37
	RMR Group Inc. Class A	789	32
	Saul Centers Inc.	883	31
*	Maui Land & Pineapple Co. Inc.	2,067	24
	Alexander's Inc.	73	20
*	Transcontinental Realty Investors Inc.	756	16
	Clipper Realty Inc.	1,160	10
*	American Realty Investors Inc.	706	7
*	Avalon GloboCare Corp.	1,908	2
			66,117
Technology (5.8%)
*	3D Systems Corp.	66,209	2,373
*	Covetrus Inc.	63,541	2,361
*	Cerence Inc.	20,099	2,235
	Vishay Intertechnology Inc.	72,552	1,732
*	Rogers Corp.	8,433	1,530
*	Diodes Inc.	19,353	1,520
*	Ambarella Inc.	12,686	1,427
*	Rambus Inc.	61,891	1,298
*	Magnite Inc.	26,065	1,274
*	Allscripts Healthcare Solutions Inc.	81,520	1,258
*	Sanmina Corp.	35,090	1,250
*	Onto Innovation Inc.	19,576	1,223
*	Yelp Inc. Class A	32,032	1,208
*	Insight Enterprises Inc.	13,808	1,154
*	MicroStrategy Inc. Class A	1,498	1,124
	Xperi Holding Corp.	53,276	1,124
	Amkor Technology Inc.	45,514	1,087
*	NetScout Systems Inc.	38,502	1,087
*	Verint Systems Inc.	19,578	965
*	Cloudera Inc.	57,367	926
	Cohu Inc.	21,056	915
59

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	TTM Technologies Inc.	54,541	770
*	Unisys Corp.	30,505	749
	Methode Electronics Inc.	16,508	643
*	MaxLinear Inc.	15,092	600
*	Veeco Instruments Inc.	26,621	572
	Benchmark Electronics Inc.	19,916	566
*	II-VI Inc.	6,686	564
*	Super Micro Computer Inc.	17,244	563
*	Cognyte Software Ltd.	19,404	560
	CTS Corp.	17,305	557
*	Groupon Inc. Class A	12,790	555
	Pitney Bowes Inc.	58,901	499
*	Blucora Inc.	26,582	431
*	LiveRamp Holdings Inc.	6,767	427
*	Photronics Inc.	34,447	410
*	Alpha & Omega Semiconductor Ltd.	11,390	401
*	ScanSource Inc.	13,970	397
	Perspecta Inc.	12,979	379
*	Diebold Nixdorf Inc.	23,166	336
*	Kimball Electronics Inc.	13,261	311
*	TrueCar Inc.	56,102	304
*	Arlo Technologies Inc.	43,315	301
*	AXT Inc.	21,389	277
	PC Connection Inc.	5,657	260
*	Plexus Corp.	2,915	245
	Computer Programs and Systems Inc.	7,079	223
*	GTY Technologies Holdings Inc.	23,821	175
	Ebix Inc.	6,559	160
*	Synaptics Inc.	1,015	136
*	comScore Inc.	32,928	120
	VirnetX Holding Corp.	17,127	119
*	ePlus Inc.	1,214	115
*	Quantum Corp.	13,474	112
	Daktronics Inc.	19,626	106
*	Synchronoss Technologies Inc.	21,343	95
*	Mediaalpha Inc. Class A	1,736	91
*	eGain Corp.	7,192	84
*	NeoPhotonics Corp.	8,351	80
*	PCTEL Inc.	9,876	75
*	SecureWorks Corp. Class A	4,650	67
*	GSI Technology Inc.	9,153	67
*	Rackspace Technology Inc.	3,115	65
*	GAN Ltd.	2,564	65
*	Intevac Inc.	9,976	64
*	Asure Software Inc.	7,554	59
*	Axcelis Technologies Inc.	1,375	51
*	Sumo Logic Inc.	1,606	49
*	Park City Group Inc.	5,226	32
	Hackett Group Inc.	1,787	28
*	Immersion Corp.	2,174	22
*	PDF Solutions Inc.	1,221	22
*	SMART Global Holdings Inc.	444	21
*	DSP Group Inc.	1,188	19
	NVE Corp.	253	18
*	Digimarc Corp.	469	17
*	Telos Corp.	336	11
*	Pixelworks Inc.	2,677	10
	McAfee Corp.Class A	318	7
*	PubMatic Inc. Class A	114	7
*	Asana Inc. Class A	160	6
*	Viant Technology Inc. Class A	104	5
60

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	ON24 Inc.	97	5
	Bentley Systems Inc. Class B	91	4
*	Datto Holding Corp.	190	4
*	C3.ai Inc. Class A	36	4
			43,168
Telecommunications (1.3%)
*	Liberty Latin America Ltd. Class C	85,920	942
*	Iridium Communications Inc.	22,838	875
*	Vonage Holdings Corp.	56,039	741
	InterDigital Inc.	11,549	732
*	NETGEAR Inc.	16,329	653
	Plantronics Inc.	12,780	517
	ADTRAN Inc.	26,332	443
*	Infinera Corp.	44,978	442
*	Harmonic Inc.	52,353	405
*	Digi International Inc.	15,681	366
	Comtech Telecommunications Corp.	13,380	360
*	Ribbon Communications Inc.	37,044	320
	ATN International Inc.	5,783	282
*	Cincinnati Bell Inc.	18,427	282
*	ORBCOMM Inc.	35,063	268
*	Liberty Latin America Ltd. Class A	23,892	262
	Loral Space & Communications Inc.	5,412	240
*	WideOpenWest Inc.	14,175	199
*	Consolidated Communications Holdings Inc.	36,249	191
*	KVH Industries Inc.	9,167	125
*	Powerfleet Inc.	15,505	122
*	DZS Inc.	6,751	112
*	Applied Optoelectronics Inc.	11,699	109
	Spok Holdings Inc.	9,899	106
*	Hemisphere Media Group Inc. Class A	9,203	102
	Bel Fuse Inc. Class B	5,596	99
	Alaska Communications Systems Group Inc.	29,090	95
*	CalAmp Corp.	6,426	72
*	IDT Corp. Class B	3,837	69
*	SeaChange International Inc.	16,640	20
*	Gogo Inc.	1,529	18
			9,569
Utilities (4.0%)
[1]	Brookfield Renewable Corp. Class A	58,958	2,723
	PNM Resources Inc.	43,535	2,090
	Portland General Electric Co.	49,217	2,075
	New Jersey Resources Corp.	52,244	2,053
	Black Hills Corp.	34,401	2,035
	Spire Inc.	27,518	1,828
	ALLETE Inc.	28,486	1,770
*	Southwest Gas Holdings Inc.	28,173	1,757
	ONE Gas Inc.	25,358	1,698
	NorthWestern Corp.	27,727	1,621
	Avista Corp.	37,594	1,512
*	Sunnova Energy International Inc.	25,581	1,147
	Clearway Energy Inc. Class C	35,424	973
	MGE Energy Inc.	14,630	932
	Northwest Natural Holding Co.	14,868	713
*	Harsco Corp.	42,735	699
	U.S. Ecology Inc.	17,159	656
[1]	Brookfield Infrastructure Corp. Class A	8,794	582
	South Jersey Industries Inc.	23,033	578
	Covanta Holding Corp.	39,236	551
	SJW Group	6,828	428
61

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Clearway Energy Inc. Class A	15,752	412
	Unitil Corp.	8,018	335
*	Heritage-Crystal Clean Inc.	8,461	222
*	Casella Waste Systems Inc. Class A	3,575	207
	Artesian Resources Corp. Class A	4,159	154
*	Atlantic Power Corp.	44,485	128
	California Water Service Group	2,094	115
	Consolidated Water Co. Ltd.	8,134	105
	Chesapeake Utilities Corp.	575	61
*	Cadiz Inc.	4,879	53
	Advanced Emissions Solutions Inc.	8,839	50
	RGC Resources Inc.	2,138	49
	Global Water Resources Inc.	471	8
			30,320
Total Common Stocks (Cost $542,967)			747,427
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[5,6]	Vanguard Market Liquidity Fund, 0.099% (Cost $11,225)	112,264	11,227
Total Investments (101.4%) (Cost $554,192)			758,654
Other Assets and Liabilities—Net (-1.4%)			(10,706)
Net Assets (100%)			747,948
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,338,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value was $1,419,000, representing 0.2% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $11,087,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
62

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
Common Stocks (100.2%)
Basic Materials (2.3%)
*	RBC Bearings Inc.	27,483	5,471
	Quaker Chemical Corp.	14,828	4,187
	Balchem Corp.	32,977	3,936
	UFP Industries Inc.	56,333	3,436
*	Ingevity Corp.	46,374	3,222
	Compass Minerals International Inc.	38,109	2,404
	Innospec Inc.	22,096	2,220
*	Novagold Resources Inc.	247,274	2,065
	Sensient Technologies Corp.	19,308	1,503
*	GCP Applied Technologies Inc.	42,493	1,053
	Trinseo SA	13,382	866
	Tronox Holdings plc Class A	39,506	725
	Orion Engineered Carbons SA	37,054	656
	Omega Flex Inc.	3,208	553
	Materion Corp.	6,841	469
	Rexnord Corp.	10,430	469
*	Koppers Holdings Inc.	13,985	467
	Boise Cascade Co.	7,567	378
	Hawkins Inc.	5,915	370
	Stepan Co.	1,947	235
*	Marrone Bio Innovations Inc.	74,846	191
*	Uranium Energy Corp.	80,122	170
*	Amyris Inc.	10,713	148
	American Vanguard Corp.	5,955	116
	PQ Group Holdings Inc.	7,250	111
*	Gatos Silver Inc.	7,058	99
	Caledonia Mining Corp. plc	4,034	57
*	AgroFresh Solutions Inc.	2,100	5
			35,582
Consumer Discretionary (15.2%)
*	Caesars Entertainment Inc.	117,933	11,020
*	Deckers Outdoor Corp.	31,224	10,182
*	Penn National Gaming Inc.	87,268	10,104
	Churchill Downs Inc.	42,404	9,780
*	RH	17,598	8,630
*	SiteOne Landscape Supply Inc.	49,000	7,767
*	Digital Turbine Inc.	93,966	7,759
	Texas Roadhouse Inc. Class A	73,287	6,660
*	BJ's Wholesale Club Holdings Inc.	152,799	6,139
*	YETI Holdings Inc.	89,241	6,137
*	Fox Factory Holding Corp.	46,152	5,868
*	Crocs Inc.	74,485	5,715
	Lithia Motors Inc. Class A	14,184	5,304
*	Shake Shack Inc. Class A	39,149	4,638
	Wingstop Inc.	33,066	4,502
*	Stitch Fix Inc. Class A	56,920	4,344
*	Visteon Corp.	30,928	3,933
	LCI Industries	27,494	3,875
*	Cardlytics Inc.	29,200	3,867
*	iRobot Corp.	30,795	3,822
*	Hilton Grand Vacations Inc.	95,043	3,755
	Murphy USA Inc.	30,118	3,754
*	National Vision Holdings Inc.	74,291	3,528
*	Sonos Inc.	90,007	3,505
*	Stamps.com Inc.	18,972	3,452
*	Avis Budget Group Inc.	58,680	3,260
*	Dorman Products Inc.	29,708	2,962
	Papa John's International Inc.	31,082	2,803
63

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Rent-A-Center Inc.	48,023	2,774
*	LGI Homes Inc.	24,864	2,716
*	Overstock.com Inc.	39,025	2,621
*	Skyline Champion Corp.	58,613	2,594
*	Gentherm Inc.	36,475	2,582
	Strategic Education Inc.	26,929	2,448
	Bloomin' Brands Inc.	97,666	2,426
	Winnebago Industries Inc.	34,758	2,419
	Brinker International Inc.	33,121	2,272
*	Cavco Industries Inc.	10,226	2,157
*	Scientific Games Corp. Class A	45,701	2,140
*	Glu Mobile Inc.	163,251	2,037
*	RealReal Inc.	70,935	1,812
*	Boot Barn Holdings Inc.	29,176	1,763
	Cracker Barrel Old Country Store Inc.	11,266	1,745
*	Malibu Boats Inc. Class A	22,904	1,707
	Red Rock Resorts Inc. Class A	55,089	1,662
*	Sleep Number Corp.	11,581	1,588
	Steven Madden Ltd.	40,433	1,496
	Inter Parfums Inc.	19,782	1,447
*	Asbury Automotive Group Inc.	8,472	1,436
*	elf Beauty Inc.	50,370	1,292
*	SeaWorld Entertainment Inc.	24,914	1,237
	Bally's Corp.	19,946	1,187
	Camping World Holdings Inc. Class A	36,549	1,144
	Sturm Ruger & Co. Inc.	16,506	1,126
	Monro Inc.	18,063	1,120
	Marriott Vacations Worldwide Corp.	5,899	1,001
*	Perdoceo Education Corp.	77,056	992
*	GoPro Inc. Class A	121,285	912
*	XPEL Inc.	18,546	897
*	AMC Networks Inc. Class A	12,825	841
	Ruth's Hospitality Group Inc.	36,233	826
*	Sportsman's Warehouse Holdings Inc.	47,417	803
*	Denny's Corp.	45,373	796
*	1-800-Flowers.com Inc. Class A	27,963	791
	Children's Place Inc.	11,114	770
*	Universal Electronics Inc.	12,904	751
*	Quotient Technology Inc.	54,571	732
*	America's Car-Mart Inc.	5,356	723
	Dave & Buster's Entertainment Inc.	17,792	723
*	Liberty Media Corp.- Liberty Braves Class C	24,325	700
*	Monarch Casino & Resort Inc.	10,062	681
*	Purple Innovation Inc. Class A	18,453	679
*	Lovesac Co.	10,885	628
*	Accel Entertainment Inc. Class A	56,032	621
*	CarParts.com Inc.	34,933	619
*	Lindblad Expeditions Holdings Inc.	28,847	601
	KB Home	14,397	581
*	Central Garden & Pet Co. Class A	13,580	564
	Meredith Corp.	22,419	556
*	Master Craft Boat Holdings Inc.	20,693	530
	Gray Television Inc.	29,114	528
*	Akoustis Technologies Inc.	36,907	527
*,1	Corsair Gaming Inc.	14,257	511
*	Everi Holdings Inc.	32,264	488
	PROG Holdings Inc.	9,587	479
	Allegiant Travel Co. Class A	1,753	442
*	QuinStreet Inc.	17,324	414
*	Taylor Morrison Home Corp. Class A	14,293	393
	Acushnet Holdings Corp.	9,085	384
64

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	WW International Inc.	12,834	378
	Johnson Outdoors Inc. Class A	2,913	352
*	OneWater Marine Inc. Class A	9,535	340
*	Daily Journal Corp.	985	337
	Systemax Inc.	9,347	337
	Jack in the Box Inc.	2,862	293
*	Selectquote Inc.	9,596	293
	Big Lots Inc.	3,551	226
*	Aspen Group Inc.	24,672	219
*,1	Liberty Media Corp.- Liberty Braves Class A	6,803	200
*	Universal Technical Institute Inc.	30,798	189
*	Meritage Homes Corp.	2,233	188
	Winmark Corp.	941	166
*	Noodles & Co. Class A	17,515	165
*	Golden Entertainment Inc.	6,909	163
	PriceSmart Inc.	1,620	156
	Standard Motor Products Inc.	3,666	154
*	Academy Sports and Outdoors Inc.	6,421	154
	Interface Inc. Class A	11,339	141
*	Central Garden & Pet Co.	3,005	137
	Marine Products Corp.	7,850	132
*	Lumber Liquidators Holdings Inc.	4,436	110
*	Aaron's Co. Inc.	4,969	109
	Franchise Group Inc.	2,773	97
	Dine Brands Global Inc.	1,059	84
*	PlayAGS Inc.	7,109	58
*	Motorcar Parts of America Inc.	2,686	57
	Superior Group of Cos. Inc.	1,926	46
*	Casper Sleep Inc.	5,394	45
	Hamilton Beach Brands Holding Co. Class A	2,495	44
*	Envela Corp.	7,293	38
	Clarus Corp.	2,126	37
*	Petco Health & Wellness Co. Inc.	1,881	37
*	Legacy Housing Corp.	2,298	36
	National Presto Industries Inc.	338	35
*	ContextLogic Inc. Class A	1,505	30
	Hooker Furniture Corp.	734	25
*	Driven Brands Holdings Inc.	811	23
*	LiveXLive Media Inc.	5,422	22
*	El Pollo Loco Holdings Inc.	1,114	20
*	Dream Finders Homes Inc. Class A	320	8
*	Motorsport Games Inc. Class A	286	8
*	Poshmark Inc. Class A	72	4
			236,190
Consumer Staples (3.1%)
*	Freshpet Inc.	45,465	7,087
*	Helen of Troy Ltd.	28,223	6,119
	WD-40 Co.	14,260	4,446
	Lancaster Colony Corp.	21,179	3,699
	Medifast Inc.	12,607	3,189
	Sanderson Farms Inc.	17,457	2,662
*	Celsius Holdings Inc.	39,674	2,362
[1]	B&G Foods Inc.	62,530	1,897
*	GrowGeneration Corp.	41,091	1,875
	Core-Mark Holding Co. Inc.	46,384	1,511
	Calavo Growers Inc.	18,346	1,381
	Coca-Cola Consolidated Inc.	5,246	1,346
[1]	National Beverage Corp.	26,454	1,261
*	USANA Health Sciences Inc.	12,919	1,254
*	Hostess Brands Inc. Class A	62,916	905
	John B Sanfilippo & Son Inc.	9,664	836
65

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*,1	Veru Inc.	59,017	816
	PetMed Express Inc.	21,880	759
	J & J Snack Foods Corp.	4,467	709
	MGP Ingredients Inc.	10,690	683
	Turning Point Brands Inc.	13,294	654
*	Cal-Maine Foods Inc.	13,950	532
	Tootsie Roll Industries Inc.	14,742	454
	Vector Group Ltd.	18,512	253
*	Lifevantage Corp.	15,649	137
*	Vital Farms Inc.	4,869	132
*,1	NewAge Inc.	48,037	126
*	Calyxt Inc.	11,177	107
*	Mission Produce Inc.	4,572	96
	Natural Grocers by Vitamin Cottage Inc.	6,634	93
*,1	Laird Superfood Inc.	1,945	77
	Limoneira Co.	3,858	59
*	Greenlane Holdings Inc. Class A	10,994	59
*	Hydrofarm Holdings Group Inc.	368	23
*	Bridgford Foods Corp.	857	13
			47,612
Energy (2.2%)
*	Plug Power Inc.	443,850	21,474
*,1	FuelCell Energy Inc.	213,301	3,613
*,1	SunPower Corp.	59,289	2,062
*	TPI Composites Inc.	34,300	1,635
*	Ameresco Inc. Class A	27,540	1,573
*	Magnolia Oil & Gas Corp. Class A	126,474	1,525
	Cactus Inc. Class A	24,614	784
	DMC Global Inc.	7,554	476
*,1	Maxeon Solar Technologies Ltd.	7,515	253
*	Shoals Technologies Group Inc. Class A	4,341	142
*	Contango Oil & Gas Co.	21,951	107
*	Goodrich Petroleum Corp.	5,544	54
*	Array Technologies Inc.	1,302	48
*	NextDecade Corp.	3,173	6
			33,752
Financials (3.9%)
	First Financial Bankshares Inc.	143,952	6,429
	Kinsale Capital Group Inc.	23,601	4,155
	RLI Corp.	38,587	4,026
	Houlihan Lokey Inc. Class A	57,753	3,671
*	eXp World Holdings Inc.	55,511	3,352
*	Trupanion Inc.	33,650	3,256
	Hamilton Lane Inc. Class A	35,805	3,201
	Moelis & Co. Class A	58,959	3,045
	FirstCash Inc.	45,397	2,874
	ServisFirst Bancshares Inc.	40,236	1,994
*	Focus Financial Partners Inc. Class A	42,037	1,976
*	Palomar Holdings Inc.	22,573	1,922
	PJT Partners Inc. Class A	25,956	1,810
	Cohen & Steers Inc.	27,289	1,757
*	eHealth Inc.	28,763	1,709
	James River Group Holdings Ltd.	29,115	1,337
*	BRP Group Inc. Class A	47,250	1,253
	Brightsphere Investment Group Inc.	68,347	1,237
	Artisan Partners Asset Management Inc. Class A	25,429	1,208
	Investors Bancorp Inc.	72,258	964
	Federated Hermes Inc.	30,971	828
	Glacier Bancorp Inc.	11,075	600
	Eastern Bankshares Inc.	31,633	557
66

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	International Money Express Inc.	31,832	469
	Bank First Corp.	6,535	457
*	StepStone Group Inc. Class A	9,864	355
	Cowen Inc. Class A	10,074	341
	PennyMac Financial Services Inc.	5,689	337
	National Bank Holdings Corp. Class A	7,985	309
	Curo Group Holdings Corp.	20,226	293
	Walker & Dunlop Inc.	2,791	278
	Kearny Financial Corp.	24,448	277
*	Axos Financial Inc.	5,324	246
	Goosehead Insurance Inc. Class A	1,881	244
*	Columbia Financial Inc.	14,856	243
	Greenhill & Co. Inc.	16,084	243
	First Foundation Inc.	10,453	239
	Westamerica BanCorp.	3,843	231
	Independent Bank Corp. (XNGS)	2,536	217
	Virtus Investment Partners Inc.	790	198
	Federal Agricultural Mortgage Corp. Class C	2,270	196
*	Assetmark Financial Holdings Inc.	7,882	186
	Pzena Investment Management Inc. Class A	18,564	171
	Stock Yards Bancorp Inc.	3,384	167
	Universal Insurance Holdings Inc.	7,997	119
*	NMI Holdings Inc. Class A	5,153	118
	Cambridge Bancorp	1,502	114
	Lakeland Financial Corp.	1,619	112
	GAMCO Investors Inc. Class A	5,039	96
	HCI Group Inc.	1,418	82
*	StoneX Group Inc.	1,382	80
	Silvercrest Asset Management Group Inc. Class A	5,322	75
*	Customers Bancorp Inc.	2,416	65
*	BayCom Corp.	3,644	62
	West BanCorp. Inc	2,593	59
*	Siebert Financial Corp.	12,290	57
	Hanmi Financial Corp.	3,243	55
*	Esquire Financial Holdings Inc.	2,066	46
*	Upstart Holdings Inc.	624	41
	Altabancorp	1,102	38
*	Trean Insurance Group Inc.	1,964	33
	Waterstone Financial Inc.	1,636	32
	Value Line Inc.	1,029	30
	Investors Title Co.	191	29
	Century Bancorp Inc. Class A	275	25
*	GWG Holdings Inc.	3,322	23
	Meridian Corp.	949	23
*	Coastal Financial Corp.	779	22
	FS Bancorp Inc.	339	21
	Heritage Insurance Holdings Inc.	2,152	21
	Bank7 Corp.	1,216	20
	Reliant Bancorp Inc.	867	19
	Crawford & Co. Class A	1,728	16
	Hingham Institution for Savings	59	14
	Unity Bancorp Inc.	670	13
	Luther Burbank Corp.	985	10
	Northeast Bank	370	10
	Greene County Bancorp Inc.	315	7
			60,445
Health Care (32.9%)
*	Ultragenyx Pharmaceutical Inc.	69,826	9,883
*	Mirati Therapeutics Inc.	47,731	9,590
*	Natera Inc.	79,248	9,200
*	Arrowhead Pharmaceuticals Inc.	111,987	8,921
67

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Fate Therapeutics Inc.	83,987	7,535
*	HealthEquity Inc.	89,547	7,374
*,1	Bridgebio Pharma Inc.	103,824	7,338
*	Inspire Medical Systems Inc.	29,203	6,798
*	Halozyme Therapeutics Inc.	148,355	6,713
*	Nevro Corp.	37,931	6,265
*	LHC Group Inc.	33,867	6,154
*	Blueprint Medicines Corp.	61,742	6,064
*	Omnicell Inc.	47,383	6,013
*	NeoGenomics Inc.	116,948	5,961
*	STAAR Surgical Co.	51,114	5,316
*	Pacific Biosciences of California Inc.	172,821	5,283
*	iRhythm Technologies Inc.	32,236	5,187
*	Invitae Corp.	128,782	5,168
*	Denali Therapeutics Inc.	70,162	5,038
*	Twist Bioscience Corp.	36,501	5,024
*	Medpace Holdings Inc.	30,798	5,002
*	Emergent BioSolutions Inc.	50,348	4,833
*	Neogen Corp.	58,857	4,822
*	TG Therapeutics Inc.	109,844	4,808
	Ensign Group Inc.	57,676	4,731
*	Kodiak Sciences Inc.	35,949	4,638
*	Turning Point Therapeutics Inc.	38,868	4,583
*	Biohaven Pharmaceutical Holding Co. Ltd.	53,673	4,561
*	Glaukos Corp.	47,642	4,505
*	Novavax Inc.	18,567	4,293
*	CareDx Inc.	53,422	4,225
*	Veracyte Inc.	72,175	4,190
*	1Life Healthcare Inc.	87,723	4,168
*	Insmed Inc.	112,954	4,040
*	FibroGen Inc.	80,666	4,036
*,1	Beam Therapeutics Inc.	44,519	3,968
*	PTC Therapeutics Inc.	68,968	3,938
*	Select Medical Holdings Corp.	121,203	3,836
*	ChemoCentryx Inc.	55,345	3,755
*	Vir Biotechnology Inc.	59,775	3,744
	CONMED Corp.	30,285	3,727
*	Shockwave Medical Inc.	31,740	3,706
*	HMS Holdings Corp.	98,305	3,616
*	Allakos Inc.	29,256	3,545
*	Amicus Therapeutics Inc.	286,921	3,523
*	Pacira BioSciences Inc.	47,498	3,491
*	NuVasive Inc.	57,313	3,458
*	Intellia Therapeutics Inc.	55,921	3,381
*	Merit Medical Systems Inc.	60,448	3,368
*	R1 RCM Inc.	121,095	3,347
*	Apellis Pharmaceuticals Inc.	66,890	3,222
*	AtriCure Inc.	48,787	3,184
	Cantel Medical Corp.	42,380	3,148
*	Editas Medicine Inc. Class A	70,080	3,074
*	Arvinas Inc.	38,565	3,020
*	Livanova plc	38,482	2,984
*	NanoString Technologies Inc.	42,745	2,983
*	Xencor Inc.	58,324	2,874
*	Corcept Therapeutics Inc.	108,740	2,735
*,1	Sorrento Therapeutics Inc.	279,264	2,700
*	Ligand Pharmaceuticals Inc.	16,120	2,389
	Healthcare Services Group Inc.	83,354	2,371
*	SpringWorks Therapeutics Inc.	26,852	2,311
*	Phreesia Inc.	37,063	2,270
*	Karuna Therapeutics Inc.	17,626	2,203
68

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Vericel Corp.	44,756	2,161
*	Rocket Pharmaceuticals Inc.	38,019	2,113
*	Allogene Therapeutics Inc.	60,159	2,088
*	Axsome Therapeutics Inc.	30,916	2,082
*	Inovalon Holdings Inc. Class A	83,335	2,047
*	Integer Holdings Corp.	23,054	2,033
*	Dicerna Pharmaceuticals Inc.	73,609	1,986
*	REVOLUTION Medicines Inc.	42,949	1,962
*,1	Inovio Pharmaceuticals Inc.	176,504	1,959
*	Kura Oncology Inc.	68,646	1,922
*	Deciphera Pharmaceuticals Inc.	42,540	1,862
*	Health Catalyst Inc.	37,531	1,820
*	Cardiovascular Systems Inc.	43,836	1,810
*	Addus HomeCare Corp.	16,568	1,782
*	Quanterix Corp.	23,477	1,778
*	Translate Bio Inc.	75,795	1,769
*	Heron Therapeutics Inc.	97,779	1,768
*	ModivCare Inc.	13,499	1,731
*	Axonics Modulation Technologies Inc.	33,763	1,699
*	Travere Thrapeutics Inc.	54,460	1,678
*	BioCryst Pharmaceuticals Inc.	155,075	1,672
*	Silk Road Medical Inc.	30,467	1,669
	U.S. Physical Therapy Inc.	14,152	1,659
*	Arcus Biosciences Inc.	46,952	1,656
*	Ironwood Pharmaceuticals Inc. Class A	178,054	1,643
*	REGENXBIO Inc.	38,148	1,561
	Luminex Corp.	47,984	1,560
*	Scholar Rock Holding Corp.	28,462	1,540
*	Fulgent Genetics Inc.	15,077	1,527
*	GenMark Diagnostics Inc.	77,511	1,515
*	Pennant Group Inc.	28,397	1,499
*	Sangamo Therapeutics Inc.	128,519	1,477
*	MannKind Corp.	249,730	1,426
*	Revance Therapeutics Inc.	53,790	1,413
*	Ocular Therapeutix Inc.	76,322	1,400
*	Lantheus Holdings Inc.	73,927	1,381
*	Frequency Therapeutics Inc.	27,960	1,376
*	Codexis Inc.	59,688	1,320
*,1	Omeros Corp.	65,787	1,312
*	Zogenix Inc.	61,881	1,312
*	Arcturus Therapeutics Holdings Inc.	24,495	1,290
*	Viela Bio Inc.	24,082	1,281
*	Zentalis Pharmaceuticals Inc.	29,876	1,256
*	Progyny Inc.	29,787	1,254
*	Cytokinetics Inc.	64,867	1,215
*	Y-mAbs Therapeutics Inc.	33,963	1,194
*	Krystal Biotech Inc.	15,056	1,188
*	Option Care Health Inc.	61,868	1,187
*	Madrigal Pharmaceuticals Inc.	9,721	1,178
*	Relay Therapeutics Inc.	28,411	1,172
*	Seres Therapeutics Inc.	61,480	1,171
*	Avid Bioservices Inc.	56,872	1,170
*	Cerus Corp.	182,764	1,122
*	Adverum Biotechnologies Inc.	85,723	1,100
*	Magellan Health Inc.	11,700	1,092
*	Karyopharm Therapeutics Inc.	78,057	1,079
*	Mersana Therapeutics Inc.	59,269	1,077
*	Coherus Biosciences Inc.	65,647	1,066
*	Atara Biotherapeutics Inc.	62,450	1,048
*	Tactile Systems Technology Inc.	20,385	1,036
*	Castle Biosciences Inc.	13,286	1,011
69

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	SI-BONE Inc.	32,142	1,009
*	TransMedics Group Inc.	27,903	1,001
*	Intra-Cellular Therapies Inc.	28,161	998
*	Surgery Partners Inc.	25,207	995
*	CorVel Corp.	9,760	991
	Atrion Corp.	1,578	986
*,1	NantKwest Inc.	30,043	977
*	Rhythm Pharmaceuticals Inc.	37,432	970
*	Tabula Rasa HealthCare Inc.	23,667	960
*	Atea Pharmaceuticals Inc.	12,738	960
*	Athenex Inc.	78,876	954
*	Radius Health Inc.	50,912	947
*	Alector Inc.	51,328	933
*	Replimune Group Inc.	26,467	917
*	Axogen Inc.	40,729	900
*	Collegium Pharmaceutical Inc.	38,055	898
*	RadNet Inc.	48,439	893
*	Keros Therapeutics Inc.	13,537	886
*	Kadmon Holdings Inc.	191,658	880
*	OptimizeRx Corp.	16,523	879
*	Dynavax Technologies Corp.	100,207	877
*	CryoLife Inc.	34,269	865
*	Endo International plc	109,026	865
*	Meridian Bioscience Inc.	40,958	863
*	Constellation Pharmaceuticals Inc.	34,180	861
*	ZIOPHARM Oncology Inc.	161,015	858
*	AdaptHealth Corp. Class A	27,836	856
*	Alphatec Holdings Inc.	53,115	852
*	Cara Therapeutics Inc.	45,571	836
*	Stoke Therapeutics Inc.	13,844	829
*	Protagonist Therapeutics Inc.	35,144	828
*	Intersect ENT Inc.	36,117	824
*	PetIQ Inc. Class A	23,879	823
*	Prestige Consumer Healthcare Inc.	19,703	822
*	Personalis Inc.	26,641	821
*	Innoviva Inc.	70,358	804
*	OrthoPediatrics Corp.	14,677	799
*,1	Esperion Therapeutics Inc.	28,787	788
*	Rigel Pharmaceuticals Inc.	189,988	788
*	Arcutis Biotherapeutics Inc.	23,052	788
*	Antares Pharma Inc.	183,955	782
*	ImmunoGen Inc.	88,414	774
	National Research Corp.	14,971	774
*,1	Anavex Life Sciences Corp.	59,372	773
*	Surmodics Inc.	14,786	771
*	Bioxcel Therapeutics Inc.	14,228	763
	LeMaitre Vascular Inc.	14,825	762
*	Aerie Pharmaceuticals Inc.	40,988	754
*	ORIC Pharmaceuticals Inc.	23,053	747
*	Theravance Biopharma Inc.	44,843	743
*	Syndax Pharmaceuticals Inc.	29,864	729
*	Inari Medical Inc.	6,862	718
*	Inogen Inc.	13,666	717
*	Amphastar Pharmaceuticals Inc.	40,430	709
*	Nkarta Inc.	14,303	697
*	Agenus Inc.	173,972	696
*	IGM Biosciences Inc.	7,867	688
*	ALX Oncology Holdings Inc.	8,571	688
*	Cutera Inc.	19,296	682
*	Provention Bio Inc.	52,976	674
*	NGM Biopharmaceuticals Inc.	24,617	658
70

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Immunovant Inc.	41,621	657
*	ChromaDex Corp.	46,206	644
*,1	Cassava Sciences Inc.	12,919	628
*	Intercept Pharmaceuticals Inc.	28,854	625
*	BioLife Solutions Inc.	15,608	612
*	Dermtech Inc.	9,114	608
*	Epizyme Inc.	62,378	598
*	Amneal Pharmaceuticals Inc.	109,815	592
*	Sutro Biopharma Inc.	26,606	591
*	Tenet Healthcare Corp.	11,558	590
*	Precision BioSciences Inc.	49,208	589
*	Joint Corp.	14,715	586
*	Forma Therapeutics Holdings Inc.	15,124	584
*	Pulmonx Corp.	10,233	582
*	Allovir Inc.	15,879	581
*,1	Aspira Women's Health Inc.	83,504	579
*,1	CEL-SCI Corp.	32,215	572
*	Kiniksa Pharmaceuticals Ltd. Class A	27,471	565
*	Black Diamond Therapeutics Inc.	20,027	561
*	Morphic Holding Inc.	15,521	561
*	Akebia Therapeutics Inc.	160,859	557
*	Apollo Medical Holdings Inc.	22,495	557
*	Cortexyme Inc.	16,250	554
*,1	VBI Vaccines Inc.	163,811	552
*,1	Clovis Oncology Inc.	91,948	551
*	MacroGenics Inc.	21,874	547
*	Relmada Therapeutics Inc.	16,395	547
*	Flexion Therapeutics Inc.	49,105	541
*	Tivity Health Inc.	22,565	537
*	Affimed NV	94,797	537
*	Applied Molecular Transport Inc.	10,993	537
*	Ardelyx Inc.	82,772	534
*	Phathom Pharmaceuticals Inc.	12,033	530
*	Vapotherm Inc.	21,769	529
*	Accolade Inc.	11,917	528
*	Heska Corp.	2,766	521
*,1	Ontrak Inc.	8,848	521
*	Atreca Inc. Class A	29,691	515
*	Eagle Pharmaceuticals Inc.	11,550	514
*	Durect Corp.	229,662	510
*	OraSure Technologies Inc.	47,739	506
*	Prelude Therapeutics Inc.	8,031	501
*	CorMedix Inc.	33,125	497
*	Precigen Inc.	58,534	494
*	Accuray Inc.	98,972	493
*	Shattuck Labs Inc.	11,480	474
*	Crinetics Pharmaceuticals Inc.	30,237	462
*	Akero Therapeutics Inc.	15,171	461
	Phibro Animal Health Corp. Class A	21,263	459
*	Albireo Pharma Inc.	13,097	457
*	PMV Pharmaceuticals Inc.	11,981	451
*	Pulse Biosciences Inc.	15,355	449
*	Cue Biopharma Inc.	32,669	445
*	Outset Medical Inc.	8,788	438
*	Neoleukin Therapeutics Inc.	36,043	434
*	CytoSorbents Corp.	45,412	428
*	Arena Pharmaceuticals Inc.	5,319	427
*	Kymera Therapeutics Inc.	8,824	423
*	BioDelivery Sciences International Inc.	100,387	422
*	Catalyst Pharmaceuticals Inc.	108,404	422
*	iCAD Inc.	22,775	421
71

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Praxis Precision Medicines Inc.	9,649	420
*	Marinus Pharmaceuticals Inc.	27,538	416
*	Eargo Inc.	7,065	413
*,1	Co-Diagnostics Inc.	29,862	411
*	Homology Medicines Inc.	38,102	409
*	Organogenesis Holdings Inc. Class A	26,664	406
*	iTeos Therapeutics Inc.	9,762	406
*	Annexon Inc.	13,893	404
*	Pandion Therapeutics Inc.	6,693	403
*	CytomX Therapeutics Inc.	51,078	401
*	C4 Therapeutics Inc.	9,337	401
*	MEI Pharma Inc.	105,544	396
*	Athersys Inc.	191,314	390
*	G1 Therapeutics Inc.	17,537	388
*	Avrobio Inc.	35,132	386
*	Syros Pharmaceuticals Inc.	45,910	386
*	Generation Bio Co.	10,968	383
*	Vaxcyte Inc.	16,183	381
*	Viemed Healthcare Inc.	39,494	372
*	Kronos Bio Inc.	12,808	372
*	SIGA Technologies Inc.	58,615	370
*	TherapeuticsMD Inc.	243,666	370
*	Spero Therapeutics Inc.	20,276	368
*	Odonate Therapeutics Inc.	17,428	367
*	Nurix Therapeutics Inc.	10,161	362
*	Quotient Ltd.	80,635	362
*	Avidity Biosciences Inc.	14,873	359
*,1	Accelerate Diagnostics Inc.	35,281	353
*,1	Vaxart Inc.	49,433	353
*	Stereotaxis Inc.	50,237	352
*	Oncocyte Corp.	71,183	350
*	Eiger BioPharmaceuticals Inc.	34,028	346
*	Paratek Pharmaceuticals Inc.	46,159	345
*	Puma Biotechnology Inc.	34,612	345
*	WaVe Life Sciences Ltd.	36,401	343
*	Lexicon Pharmaceuticals Inc.	46,545	335
*	Applied Therapeutics Inc.	15,417	335
*,1	Kala Pharmaceuticals Inc.	44,763	332
*	Molecular Templates Inc.	29,965	327
*	Sientra Inc.	42,020	327
*	Supernus Pharmaceuticals Inc.	12,009	323
*	Aeglea BioTherapeutics Inc.	42,592	317
*	Evofem Biosciences Inc.	81,021	314
*	MeiraGTx Holdings plc	21,137	314
*	Pliant Therapeutics Inc.	9,311	308
*	Natus Medical Inc.	11,853	307
*	Passage Bio Inc.	17,041	307
*,1	iBio Inc.	174,322	307
*	Zynex Inc.	20,575	299
*	InfuSystem Holdings Inc.	16,400	280
*	Evolent Health Inc. Class A	13,849	279
*	Evelo Biosciences Inc.	22,617	275
*	Fortress Biotech Inc.	73,250	272
*	UNITY Biotechnology Inc.	39,527	269
*	MediciNova Inc.	47,806	267
*	Akouos Inc.	12,968	264
*,1	Xeris Pharmaceuticals Inc.	48,333	263
	Utah Medical Products Inc.	3,042	257
*,1	UroGen Pharma Ltd.	13,394	255
*	Aligos Therapeutics Inc.	8,814	253
*	Gossamer Bio Inc.	26,810	252
72

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Athira Pharma Inc.	11,229	248
*	Harpoon Therapeutics Inc.	11,973	231
*	Dyne Therapeutics Inc.	12,425	229
*	89bio Inc.	9,267	228
*	Rapt Therapeutics Inc.	12,399	225
*,1	Retractable Technologies Inc.	14,188	223
*	Chiasma Inc.	56,729	221
*	Calithera Biosciences Inc.	74,418	217
*	Chinook Therapeutics Inc.	13,058	216
*,1	XOMA Corp.	5,680	206
*	Agile Therapeutics Inc.	71,636	206
*	Magenta Therapeutics Inc.	19,366	204
*	ViewRay Inc.	46,803	204
*	Fulcrum Therapeutics Inc.	16,205	204
*	BeyondSpring Inc.	15,471	201
*	Mustang Bio Inc.	55,792	197
*	Harrow Health Inc.	25,368	195
*	Tarsus Pharmaceuticals Inc.	5,381	195
*,1	Taysha Gene Therapies Inc.	7,588	194
*	NextCure Inc.	16,961	193
*	Harmony Biosciences Holdings Inc.	5,350	190
*,1	Corbus Pharmaceuticals Holdings Inc.	86,134	188
*	Milestone Scientific Inc.	47,428	186
*	Verastem Inc.	79,319	186
*	Verrica Pharmaceuticals Inc.	13,567	186
*	Acutus Medical Inc.	8,872	184
*	Neubase Therapeutics Inc.	19,266	183
*	Checkpoint Therapeutics Inc.	56,785	182
*	PAVmed Inc.	43,162	181
*	Inhibrx Inc.	7,110	181
*	Fennec Pharmaceuticals Inc.	24,753	181
*,1	Genprex Inc.	33,316	172
*	Voyager Therapeutics Inc.	29,257	166
*	Tricida Inc.	32,012	164
*	ANI Pharmaceuticals Inc.	5,621	164
*	CASI Pharmaceuticals Inc.	64,870	160
*	Tyme Technologies Inc.	79,954	160
*	Kindred Biosciences Inc.	35,178	159
*	Pieris Pharmaceuticals Inc.	58,395	159
*	Hookipa Pharma Inc.	13,454	159
*	Optinose Inc.	39,574	154
*	LogicBio Therapeutics Inc.	18,199	151
*	Ovid therapeutics Inc.	51,296	151
*	iRadimed Corp.	6,702	149
*	Eton Pharmaceuticals Inc.	18,896	149
*	Soleno Therapeutics Inc.	60,925	147
*	ContraFect Corp.	28,082	147
*	Inozyme Pharma Inc.	7,284	146
*	Selecta Biosciences Inc.	34,339	145
*	ADMA Biologics Inc.	62,305	144
*	Strongbridge Biopharma plc	45,881	144
*	Eloxx Pharmaceuticals Inc.	30,912	139
*	Poseida Therapeutics Inc.	12,436	137
*	Cerecor Inc.	40,673	137
*	Oyster Point Pharma Inc.	6,844	136
*	Spruce Biosciences Inc.	6,069	127
*	AVEO Pharmaceuticals Inc.	15,151	125
*,1	BioSig Technologies Inc.	27,501	122
*	Minerva Neurosciences Inc.	39,377	122
*	Evolus Inc.	9,969	121
*	Exicure Inc.	55,938	121
73

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*,1	BrainStorm Cell Therapeutics Inc.	29,602	120
*	Kaleido Biosciences Inc.	13,478	120
*	Repro-Med Systems Inc.	30,528	118
*	Tela Bio Inc.	7,527	116
*	Graybug Vision Inc.	5,693	114
*	NantHealth Inc.	29,668	113
*	VolitionRX Ltd.	27,586	113
*,1	Nymox Pharmaceutical Corp.	42,864	112
*	Centogene BV	9,610	111
*	La Jolla Pharmaceutical Co.	21,029	110
*	Chembio Diagnostics Inc.	19,831	110
*	Hanger Inc.	4,874	107
*,1	IMARA Inc.	8,495	107
*	Galera Therapeutics Inc.	10,028	105
*	Lyra Therapeutics Inc.	7,005	104
*	Aquestive Therapeutics Inc.	22,489	103
*	Exagen Inc.	5,658	103
*	Foghorn Therapeutics Inc.	6,280	103
*	Misonix Inc.	6,092	102
*	Maravai LifeSciences Holdings Inc. Class A	3,080	100
*	KalVista Pharmaceuticals Inc.	2,991	98
*	Rockwell Medical Inc.	72,721	98
*	Soliton Inc.	7,395	98
*	Axcella Health Inc.	16,646	95
*	Dyadic International Inc.	17,187	91
*	Enanta Pharmaceuticals Inc.	1,840	91
*	Galectin Therapeutics Inc.	40,859	91
*	Oncorus Inc.	5,772	91
*	Champions Oncology Inc.	7,700	90
*	Liquidia Corp.	32,031	90
*	Aravive Inc.	12,892	88
*	Assembly Biosciences Inc.	16,458	84
*	Electromed Inc.	7,466	79
*	Gritstone Oncology Inc.	5,719	78
*	Codiak Biosciences Inc.	4,845	78
*	Cidara Therapeutics Inc.	33,649	76
*	Protara Therapeutics Inc.	4,299	74
*	Rubius Therapeutics Inc.	6,948	72
*	Recro Pharma Inc.	20,715	71
*	Immunome Inc.	1,760	70
*,1	PhaseBio Pharmaceuticals Inc.	16,648	65
*	Biodesix Inc.	3,269	65
*	Ideaya Biosciences Inc.	3,333	64
*	Checkmate Pharmaceuticals Inc.	4,681	62
*	Sotera Health Co.	2,367	62
*,1	Cohbar Inc.	40,108	61
*	Immunic Inc.	3,640	58
*	SQZ Biotechnologies Co.	3,869	58
*	Ortho Clinical Diagnostics Holdings plc	3,257	56
*	Satsuma Pharmaceuticals Inc.	9,670	55
*	Marker Therapeutics Inc.	22,248	54
*	Triple-S Management Corp. Class B	2,124	54
*	scPharmaceuticals Inc.	7,331	54
*	Abeona Therapeutics Inc.	21,561	52
*	Nemaura Medical Inc.	8,182	51
*	Aprea Therapeutics Inc.	8,138	49
*	Metacrine Inc.	5,685	48
*	TCR2 Therapeutics Inc.	1,738	46
*	Catabasis Pharmaceuticals Inc.	15,145	44
*	Apyx Medical Corp.	4,088	43
*	VYNE Therapeutics Inc.	5,678	42
74

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	AcelRx Pharmaceuticals Inc.	21,065	40
*	Mirum Pharmaceuticals Inc.	2,195	40
*	Signify Health Inc. Class A	1,212	40
*,1	vTv Therapeutics Inc. Class A	14,598	39
*	Viking Therapeutics Inc.	5,443	37
*,1	Osmotica Pharmaceuticals plc	9,390	36
*	BioAtla Inc.	672	36
*	Certara Inc.	1,009	35
*	Talis Biomedical Corp.	2,047	35
*	Venus Concept Inc.	13,035	34
*	NexImmune Inc.	1,263	33
*	Avenue Therapeutics Inc.	6,864	32
*	Bellerophon Therapeutics Inc.	4,860	31
*	Fluidigm Corp.	6,260	29
*	Solid Biosciences Inc.	3,678	29
*,1	Aziyo Biologics Inc. Class A	1,851	29
*	Orgenesis Inc.	3,434	23
*	Silverback Therapeutics Inc.	473	23
*,1	Progenity Inc.	4,032	22
*	Bolt Biotherapeutics Inc.	794	21
*	Neurobo Pharmaceuticals Inc.	4,707	20
*	908 Devices Inc.	351	19
*,2	Alder Biopharmaceuticals Inc.	20,196	18
*,1,2	Tobira Therapeutics	3,989	18
*	Cullinan Management Inc.	424	17
*	Apria Inc.	790	17
*	Angion Biomedica Corp.	808	14
*	Decibel Therapeutics Inc.	606	11
*	Sana Biotechnology Inc.	370	11
*	Seer Inc. Class A	206	10
*	Sigilon Therapeutics Inc.	329	9
*	Landos Biopharma Inc.	669	9
*	Lucira Health Inc.	427	8
*	Terns Pharmaceuticals Inc.	372	8
*	Olema Pharmaceuticals Inc.	157	6
*	Bioventus Inc. Class A	418	5
*	4D Molecular Therapeutics Inc.	92	4
*	Kinnate Biopharma Inc.	128	4
*,2	Synergy Pharmaceuticals Inc.	124,654	1
*	Sensei Biotherapeutics Inc.	54	1
*,2	Progenics Pharmaceuticals Inc.	71,640	—
[2]	Clinical Data CVR	367	—
[2]	Omthera Pharmaceutical CVR	2,001	—
			510,814
Industrials (14.3%)
	Tetra Tech Inc.	60,141	8,322
*	TopBuild Corp.	36,917	7,029
	Advanced Drainage Systems Inc.	62,842	6,914
*	Saia Inc.	29,318	5,879
	Louisiana-Pacific Corp.	122,623	5,838
	MAXIMUS Inc.	68,211	5,544
	Exponent Inc.	57,283	5,526
*	Itron Inc.	44,751	5,247
	John Bean Technologies Corp.	34,938	5,156
*	Builders FirstSource Inc.	117,006	5,062
*	ACI Worldwide Inc.	127,763	4,888
	Simpson Manufacturing Co. Inc.	48,591	4,736
*	ASGN Inc.	46,956	4,365
*	Proto Labs Inc.	29,835	4,346
	Brink's Co.	54,833	4,213
	Aerojet Rocketdyne Holdings Inc.	80,606	4,133
75

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	AMN Healthcare Services Inc.	52,059	3,793
*	Kratos Defense & Security Solutions Inc.	135,443	3,725
*	TriNet Group Inc.	46,032	3,695
	Franklin Electric Co. Inc.	47,746	3,584
*	Atkore Inc.	52,839	3,575
	AAON Inc.	45,861	3,536
	Badger Meter Inc.	32,543	3,534
*	ExlService Holdings Inc.	36,901	3,123
*	Masonite International Corp.	27,178	2,982
	Installed Building Products Inc.	25,501	2,789
	ESCO Technologies Inc.	26,245	2,773
*	AeroVironment Inc.	24,163	2,660
*	Bloom Energy Corp. Class A	93,253	2,660
	EVERTEC Inc.	67,154	2,612
	Werner Enterprises Inc.	60,226	2,585
*	CryoPort Inc.	38,971	2,316
	Federal Signal Corp.	61,505	2,239
	Albany International Corp. Class A	28,264	2,234
	Kadant Inc.	12,750	2,218
*	Verra Mobility Corp. Class A	149,195	2,126
*	Vicor Corp.	21,471	2,115
	HB Fuller Co.	37,272	2,090
	Brady Corp. Class A	39,298	2,060
*	SPX Corp.	35,534	1,975
	Lindsay Corp.	12,084	1,936
	CSW Industrials Inc.	15,289	1,920
*	Dycom Industries Inc.	24,578	1,882
	Patrick Industries Inc.	23,551	1,859
*	Meritor Inc.	59,413	1,804
*	OSI Systems Inc.	18,932	1,791
	Insperity Inc.	19,909	1,766
*	Air Transport Services Group Inc.	65,511	1,739
*	WillScot Mobile Mini Holdings Corp. Class A	62,512	1,733
*	FARO Technologies Inc.	18,353	1,715
	TTEC Holdings Inc.	20,236	1,703
	Forward Air Corp.	18,750	1,608
	O-I Glass Inc.	135,287	1,580
	Watts Water Technologies Inc. Class A	13,633	1,555
	Tennant Co.	20,362	1,552
*	Repay Holdings Corp. Class A	68,192	1,487
	Applied Industrial Technologies Inc.	17,049	1,455
	Mesa Laboratories Inc.	5,267	1,432
	Alamo Group Inc.	8,919	1,361
	Shyft Group Inc.	38,391	1,263
	McGrath RentCorp.	15,199	1,180
*	Evo Payments Inc. Class A	46,222	1,177
*	NV5 Global Inc.	11,198	1,156
	Kforce Inc.	21,958	1,127
*	Cardtronics plc Class A	29,163	1,124
	Douglas Dynamics Inc.	23,158	1,116
*	Ferro Corp.	67,470	1,071
	Primoris Services Corp.	30,139	1,009
	ManTech International Corp. Class A	12,901	1,008
	Helios Technologies Inc.	15,306	1,001
	Chase Corp.	8,217	885
	ICF International Inc.	10,058	839
*	Energy Recovery Inc.	44,805	789
*	Forterra Inc.	32,363	753
	Comfort Systems USA Inc.	11,694	724
*	Gibraltar Industries Inc.	8,168	713
*	I3 Verticals Inc. Class A	20,631	685
76

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Cass Information Systems Inc.	15,782	680
*	MYR Group Inc.	11,472	676
*	Welbilt Inc.	40,905	654
*	Parsons Corp.	18,008	644
*	Cimpress plc	6,471	641
	KBR Inc.	19,773	613
	Otter Tail Corp.	14,948	606
*	PGT Innovations Inc.	23,785	561
	Enerpac Tool Group Corp. Class A	22,398	553
*	PAE Inc.	65,295	533
	Marten Transport Ltd.	31,783	514
	EMCOR Group Inc.	5,210	507
	EnerSys	4,436	400
*	Napco Security Technologies Inc.	12,811	399
*	Construction Partners Inc. Class A	13,273	384
*	Luna Innovations Inc.	32,680	384
*,1	ExOne Co.	11,226	383
*	GreenSky Inc. Class A	70,539	375
*	ShotSpotter Inc.	8,917	374
*	MasTec Inc.	4,237	368
*	Franklin Covey Co.	13,989	360
	Allied Motion Technologies Inc.	7,313	355
*	Transcat Inc.	7,869	353
*	Willdan Group Inc.	8,060	353
	CRA International Inc.	6,361	351
	Myers Industries Inc.	14,939	331
*	Vivint Smart Home Inc.	18,179	309
*	CBIZ Inc.	9,592	289
*	Daseke Inc.	51,576	285
	Cubic Corp.	4,009	278
*	Vectrus Inc.	4,848	265
*	Orion Energy Systems Inc.	30,597	257
*	Green Dot Corp. Class A	4,969	235
*	Montrose Environmental Group Inc.	4,802	235
*	Cornerstone Building Brands Inc.	20,369	232
	UniFirst Corp.	940	228
*	HC2 Holdings Inc.	61,871	216
	EVI Industries Inc.	5,515	202
	Granite Construction Inc.	5,733	197
*,1	Alpha Pro Tech Ltd.	13,868	194
*	Blue Bird Corp.	6,902	168
	Apogee Enterprises Inc.	4,432	166
*	Lawson Products Inc.	3,049	162
*	Paysign Inc.	35,362	160
	Kaman Corp.	3,233	157
*	IES Holdings Inc.	3,328	153
*	Atlanticus Holdings Corp.	5,567	146
	CAI International Inc.	3,286	145
	Universal Logistics Holdings Inc.	6,066	142
	Mueller Water Products Inc. Class A	10,524	136
*	Herc Holdings Inc.	1,543	135
	Raven Industries Inc.	3,201	125
	Pactiv Evergreen Inc.	8,844	124
*	Huron Consulting Group Inc.	2,370	121
*	Sterling Construction Co. Inc.	4,790	109
*	Atlas Air Worldwide Holdings Inc.	1,844	102
*	PFSweb Inc.	13,623	96
*	Sykes Enterprises Inc.	2,339	96
	Gorman-Rupp Co.	2,862	92
*	Dorian LPG Ltd.	6,088	76
*,1	Wrap Technologies Inc.	13,525	71
77

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Priority Technology Holdings Inc.	7,810	71
*	Ibex Ltd.	2,084	46
*	Cross Country Healthcare Inc.	3,882	43
	REV Group Inc.	3,430	43
	Barrett Business Services Inc.	579	41
*	Aspen Aerogels Inc.	1,753	39
	Luxfer Holdings plc	1,611	31
*	UFP Technologies Inc.	537	27
	Ardmore Shipping Corp.	4,138	16
	U.S. Lime & Minerals Inc.	106	15
*	PAM Transportation Services Inc.	204	12
*	Gencor Industries Inc.	744	11
			222,546
Other (0.0%)[3]
*,2	Aduro Biotech Inc.	10,154	6
*	BM Technologies Inc.	325	4
*,1,2	GTx Inc.	530	—
*,2	NewStar Financial Inc. CVR	2,171	—
*,2	Prevail Therapeutics Inc.	58	—
			10
Real Estate (3.3%)
*	Redfin Corp.	111,274	8,428
	EastGroup Properties Inc.	41,452	5,642
	QTS Realty Trust Inc. Class A	67,533	4,195
	Ryman Hospitality Properties Inc.	48,722	3,766
	PS Business Parks Inc.	22,423	3,248
	National Storage Affiliates Trust	69,810	2,691
	Uniti Group Inc.	215,323	2,565
	Four Corners Property Trust Inc.	81,988	2,221
	Easterly Government Properties Inc.	90,851	1,997
	Innovative Industrial Properties Inc.	10,042	1,958
	Terreno Realty Corp.	31,608	1,771
	Monmouth Real Estate Investment Corp.	93,397	1,618
	Community Healthcare Trust Inc.	24,872	1,090
	National Health Investors Inc.	15,688	1,071
	St. Joe Co.	18,120	912
	Safehold Inc.	10,980	837
	Universal Health Realty Income Trust	12,443	771
	LTC Properties Inc.	16,199	663
*	Cushman & Wakefield plc	41,759	646
	RMR Group Inc. Class A	15,202	611
	Alexander's Inc.	2,214	600
	UMH Properties Inc.	32,338	552
	STAG Industrial Inc.	13,600	429
	Saul Centers Inc.	11,764	417
	Plymouth Industrial REIT Inc.	27,226	406
	CareTrust REIT Inc.	14,918	331
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	4,260	240
	Gladstone Land Corp.	11,253	201
	Gladstone Commercial Corp.	8,220	154
	NexPoint Residential Trust Inc.	3,705	152
	CIM Commercial Trust Corp.	12,210	148
	Indus Realty Trust Inc.	2,380	144
	Clipper Realty Inc.	14,210	124
	Broadstone Net Lease Inc. Class A	5,122	93
	Bluerock Residential Growth REIT Inc. Class A	8,527	91
*	Marcus & Millichap Inc.	2,370	90
*	Fathom Holdings Inc.	1,785	78
	CatchMark Timber Trust Inc. Class A	5,763	59
*	Maui Land & Pineapple Co. Inc.	3,162	37
78

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	NETSTREIT Corp.	1,749	31
*	Avalon GloboCare Corp.	15,964	19
			51,097
Technology (18.3%)
*	II-VI Inc.	100,894	8,505
*	Silicon Laboratories Inc.	48,357	7,531
*	Lattice Semiconductor Corp.	151,703	7,300
*	Blackline Inc.	56,846	7,050
*	Varonis Systems Inc. Class B	37,322	6,850
*	Q2 Holdings Inc.	56,164	6,845
*	Appian Corp. Class A	39,700	6,825
	Brooks Automation Inc.	81,046	6,740
	Power Integrations Inc.	65,769	5,812
*	Upwork Inc.	103,501	5,577
*	Sailpoint Technologies Holdings Inc.	98,231	5,538
	CMC Materials Inc.	32,387	5,522
*	J2 Global Inc.	48,370	5,388
*	Semtech Corp.	72,039	5,281
*	Novanta Inc.	38,166	5,051
*	Synaptics Inc.	36,385	4,877
*	Alarm.com Holdings Inc.	53,018	4,659
*	LivePerson Inc.	69,564	4,565
*	Workiva Inc. Class A	44,317	4,483
	Advanced Energy Industries Inc.	42,374	4,426
*	Rapid7 Inc.	57,687	4,398
*	SPS Commerce Inc.	39,625	3,991
*	FormFactor Inc.	86,138	3,908
*	MicroStrategy Inc. Class A	5,127	3,847
	Blackbaud Inc.	55,140	3,795
*	Envestnet Inc.	59,215	3,791
	Perspecta Inc.	128,613	3,756
*	Qualys Inc.	37,983	3,690
*	LiveRamp Holdings Inc.	57,754	3,648
*	Fabrinet	40,974	3,619
*	Cornerstone OnDemand Inc.	68,516	3,461
*	Schrodinger Inc.	33,579	3,441
*	Bandwidth Inc. Class A	21,413	3,391
*	MACOM Technology Solutions Holdings Inc. Class H	52,452	3,375
*	Magnite Inc.	66,844	3,267
*	Tenable Holdings Inc.	79,282	3,243
*	CommVault Systems Inc.	47,135	3,004
*	Appfolio Inc. Class A	18,200	2,985
*	Altair Engineering Inc. Class A	48,436	2,983
*	Box Inc. Class A	157,874	2,897
*	Avaya Holdings Corp.	92,434	2,743
*	Mimecast Ltd.	63,746	2,734
*	SVMK Inc.	137,025	2,551
	NIC Inc.	73,319	2,545
*	Cargurus Inc.	97,718	2,536
*	Calix Inc.	58,678	2,318
*	TechTarget Inc.	26,585	2,223
*	Bottomline Technologies DE Inc.	49,500	2,222
*	Plexus Corp.	26,091	2,191
	Shutterstock Inc.	24,417	2,154
	Progress Software Corp.	50,043	2,129
*	Sprout Social Inc. Class A	31,101	2,114
*	PROS Holdings Inc.	43,798	2,076
*	Ultra Clean Holdings Inc.	44,756	2,076
*	Perficient Inc.	36,290	2,021
*	Yext Inc.	114,884	1,944
*	Domo Inc. Class B	28,917	1,843
79

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	PAR Technology Corp.	21,181	1,840
*	MaxLinear Inc.	45,745	1,819
*	Cloudera Inc.	111,413	1,798
*	CSG Systems International Inc.	36,540	1,686
*	Zuora Inc. Class A	112,174	1,675
*	Model N Inc.	38,037	1,611
*	Verint Systems Inc.	32,468	1,600
*	CEVA Inc.	24,536	1,502
*	nLight Inc.	39,373	1,501
*	Upland Software Inc.	29,541	1,460
*	Eventbrite Inc. Class A	71,873	1,428
*	Sitime Corp.	13,032	1,270
*	Agilysys Inc.	21,223	1,265
*	Axcelis Technologies Inc.	34,057	1,256
*	Ambarella Inc.	11,070	1,245
*	Impinj Inc.	19,092	1,221
*	ePlus Inc.	12,328	1,166
	Simulations Plus Inc.	15,453	1,108
*	Ichor Holdings Ltd.	25,079	1,072
*	Ping Identity Holding Corp.	41,469	972
	Sapiens International Corp. NV	30,564	959
*	Brightcove Inc.	43,767	953
*	Cognyte Software Ltd.	32,614	942
*,1	Veritone Inc.	26,000	937
*	Insight Enterprises Inc.	10,611	887
*	OneSpan Inc.	37,040	865
	QAD Inc. Class A	13,121	842
*	Tucows Inc. Class A	10,403	822
*	Onto Innovation Inc.	13,098	818
*	EverQuote Inc. Class A	15,536	761
*	SMART Global Holdings Inc.	15,181	709
*	ChannelAdvisor Corp.	31,297	707
*	Mitek Systems Inc.	45,402	694
*	Avid Technology Inc.	35,386	686
	American Software Inc. Class A	33,450	676
*	Rackspace Technology Inc.	31,605	664
*	Diodes Inc.	8,378	658
*	Rogers Corp.	3,628	658
	Pitney Bowes Inc.	73,979	627
*	A10 Networks Inc.	66,731	623
*	Yelp Inc. Class A	15,016	566
*	Forrester Research Inc.	12,360	558
*	GAN Ltd.	21,432	547
*	PDF Solutions Inc.	29,588	543
*,1	Atomera Inc.	19,264	539
*	Benefitfocus Inc.	32,024	487
*	Super Micro Computer Inc.	14,202	463
*	Zix Corp.	61,476	454
*	Grid Dynamics Holdings Inc.	30,294	452
*	Diebold Nixdorf Inc.	30,935	449
*	Digimarc Corp.	12,251	448
*	Mediaalpha Inc. Class A	8,417	442
	Amkor Technology Inc.	18,398	440
*	Limelight Networks Inc.	130,324	426
	Ebix Inc.	16,523	403
	Hackett Group Inc.	24,521	383
*,1	Sumo Logic Inc.	12,580	382
*	NeoPhotonics Corp.	38,563	371
*	DSP Group Inc.	22,881	356
	NVE Corp.	4,848	342
*	Intelligent Systems Corp.	8,471	336
80

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Waitr Holdings Inc.	92,598	295
	Methode Electronics Inc.	7,237	282
	VirnetX Holding Corp.	37,235	259
*	Smith Micro Software Inc.	38,775	256
*	Iteris Inc.	45,819	253
*	Intellicheck Inc.	20,359	248
*	CyberOptics Corp.	8,049	215
*	Rimini Street Inc.	24,988	194
*	Red Violet Inc.	7,664	178
*	Unisys Corp.	6,921	170
	Xperi Holding Corp.	7,827	165
*	Allscripts Healthcare Solutions Inc.	9,506	147
*	Immersion Corp.	14,223	141
*	Pixelworks Inc.	38,977	140
	Cohu Inc.	2,822	123
*	Research Frontiers Inc.	29,031	117
*	Akerna Corp.	19,236	106
*	eGain Corp.	8,834	103
*	Beyond Air Inc.	16,311	97
*	Mastech Digital Inc.	4,664	75
*	Telos Corp.	1,481	49
*	Quantum Corp.	5,768	48
*	Intevac Inc.	5,854	37
	PC Connection Inc.	786	36
*	PubMatic Inc. Class A	455	30
	McAfee Corp.Class A	1,318	27
*	ON24 Inc.	431	24
*	Asana Inc. Class A	660	23
*	Viant Technology Inc. Class A	447	22
*	Datto Holding Corp.	781	18
*	Park City Group Inc.	2,705	17
	Bentley Systems Inc. Class B	373	17
*	C3.ai Inc. Class A	151	17
*	SecureWorks Corp. Class A	540	8
			285,042
Telecommunications (2.2%)
*	Acacia Communications Inc.	43,220	4,970
*	Viavi Solutions Inc.	254,874	4,125
*	8x8 Inc.	117,653	4,025
*	Iridium Communications Inc.	84,567	3,240
	Cogent Communications Holdings Inc.	47,433	2,839
	Shenandoah Telecommunications Co.	53,779	2,385
*	Vonage Holdings Corp.	147,214	1,946
*	Vocera Communications Inc.	35,752	1,531
*	Extreme Networks Inc.	134,565	1,234
*,1	Inseego Corp.	77,829	1,135
*	Infinera Corp.	91,590	900
	InterDigital Inc.	10,850	687
*,1	Gogo Inc.	57,669	683
*	Boingo Wireless Inc.	48,499	553
*	Anterix Inc.	12,164	514
	Plantronics Inc.	12,688	514
*	WideOpenWest Inc.	29,694	417
*	Clearfield Inc.	12,527	406
*	Ooma Inc.	23,556	372
*	Casa Systems Inc.	35,927	295
*	Resonant Inc.	56,355	288
*	Cincinnati Bell Inc.	18,619	284
*	CalAmp Corp.	25,065	280
*	Cambium Networks Corp.	6,330	268
*	Genasys Inc.	37,668	259
81

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	IDT Corp. Class B	14,131	254
	Loral Space & Communications Inc.	2,995	133
*	ORBCOMM Inc.	10,605	81
*,1	GTT Communications Inc.	36,085	68
*	Consolidated Communications Holdings Inc.	7,060	37
	ATN International Inc.	652	32
			34,755
Utilities (2.5%)
*	Sunrun Inc.	167,805	10,501
	Ormat Technologies Inc.	44,645	3,825
	American States Water Co.	41,146	3,006
*	Evoqua Water Technologies Corp.	114,651	2,815
	California Water Service Group	50,964	2,800
*	Casella Waste Systems Inc. Class A	47,101	2,728
	Chesapeake Utilities Corp.	18,031	1,906
	South Jersey Industries Inc.	65,797	1,652
	Middlesex Water Co.	18,953	1,301
[1]	Brookfield Infrastructure Corp. Class A	17,413	1,153
	SJW Group	15,509	972
	Covanta Holding Corp.	51,741	727
	MGE Energy Inc.	10,829	690
	York Water Co.	14,394	599
	Clearway Energy Inc. Class C	18,904	519
[1]	Brookfield Renewable Corp. Class A	11,113	513
	ONE Gas Inc.	6,704	449
*	Southwest Gas Holdings Inc.	5,225	326
*	Sunnova Energy International Inc.	7,222	324
*	Pure Cycle Corp.	21,985	259
	Global Water Resources Inc.	13,611	236
*	Sharps Compliance Corp.	15,621	199
	Clearway Energy Inc. Class A	7,091	185
	Northwest Natural Holding Co.	3,595	173
*,1	Cadiz Inc.	12,964	141
	Spark Energy Inc. Class A	13,657	136
	Genie Energy Ltd. Class B	15,145	114
	RGC Resources Inc.	4,312	98
*	Atlantic Power Corp.	7,191	21
	Artesian Resources Corp. Class A	518	19
			38,387
Total Common Stocks (Cost $1,028,438)			1,556,232
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[4,5]	Vanguard Market Liquidity Fund, 0.099% (Cost $40,521)	405,243	40,524
Total Investments (102.8%) (Cost $1,068,959)			1,596,756
Other Assets and Liabilities—Net (-2.8%)			(43,167)
Net Assets (100%)			1,553,589
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $36,109,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $37,819,000 was received for securities on loan, of which $37,665,000 is held in Vanguard Market Liquidity Fund and $154,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
82

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All rights reserved.
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SNA18512 042021

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (2.0%)
	Linde plc	26,140	6,385
	Air Products and Chemicals Inc.	11,033	2,820
	Ecolab Inc.	12,465	2,610
	Freeport-McMoRan Inc.	72,512	2,459
	Dow Inc.	37,123	2,202
	Newmont Corp.	39,894	2,169
	International Flavors & Fragrances Inc.	12,445	1,686
	Fastenal Co.	28,781	1,335
	LyondellBasell Industries NV Class A	12,888	1,329
	International Paper Co.	19,343	960
	Albemarle Corp.	5,741	903
	Nucor Corp.	14,859	889
	Celanese Corp. Class A	5,868	815
	Eastman Chemical Co.	6,732	736
	Avery Dennison Corp.	4,148	727
	FMC Corp.	6,402	651
	Mosaic Co.	16,746	492
	CF Industries Holdings Inc.	10,300	466
	Scotts Miracle-Gro Co.	1,983	423
	Reliance Steel & Aluminum Co.	3,133	414
	Steel Dynamics Inc.	9,912	412
	Royal Gold Inc.	3,321	344
	Cleveland-Cliffs Inc.	23,185	309
	Southern Copper Corp.	4,113	293
	Rexnord Corp.	6,065	273
	Huntsman Corp.	9,796	267
	Timken Co.	3,032	238
*	RBC Bearings Inc.	1,187	236
	Valvoline Inc.	9,417	235
	Ashland Global Holdings Inc.	2,773	233
	U.S. Steel Corp.	13,961	232
	Hexcel Corp.	4,286	230
	Olin Corp.	7,240	224
*	Alcoa Corp.	8,948	220
	Element Solutions Inc.	11,389	206
	Chemours Co.	8,380	197
	Avient Corp.	4,539	196
	Balchem Corp.	1,631	195
	UFP Industries Inc.	3,000	183
*	Univar Solutions Inc.	8,948	178
	W R Grace & Co.	2,969	176
	Quaker Chemical Corp.	620	175
	Hecla Mining Co.	25,478	166
	Commercial Metals Co.	6,380	160
	Cabot Corp.	3,190	157
*	Ingevity Corp.	2,190	152
	Sensient Technologies Corp.	1,929	150
	NewMarket Corp.	366	139
	Innospec Inc.	1,372	138
	Westlake Chemical Corp.	1,615	138
	Stepan Co.	1,122	135
	Worthington Industries Inc.	1,805	115
	Trinseo SA	1,776	115
*	Coeur Mining Inc.	12,638	114
	Minerals Technologies Inc.	1,509	108
	Mueller Industries Inc.	2,513	102
*	Arconic Corp.	4,602	101
	Compass Minerals International Inc.	1,555	98
*	Novagold Resources Inc.	11,682	98
1

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Carpenter Technology Corp.	2,327	95
	Domtar Corp.	2,552	95
	Kaiser Aluminum Corp.	775	88
	Boise Cascade Co.	1,736	87
	Tronox Holdings plc Class A	4,176	77
*	Amyris Inc.	4,841	67
	Schweitzer-Mauduit International Inc.	1,444	67
	Materion Corp.	888	61
*	GCP Applied Technologies Inc.	2,139	53
*	Kraton Corp.	1,372	51
	Orion Engineered Carbons SA	2,708	48
	U.S. Silica Holdings Inc.	3,365	45
	Neenah Inc.	777	43
	Schnitzer Steel Industries Inc. Class A	1,198	41
*	AdvanSix Inc.	1,257	35
	GrafTech International Ltd.	2,921	35
*	Century Aluminum Co.	2,407	33
	Glatfelter Corp.	1,961	31
*	Koppers Holdings Inc.	897	30
*	Energy Fuels Inc.	5,602	29
	Hawkins Inc.	454	28
*	Clearwater Paper Corp.	748	26
	PQ Group Holdings Inc.	1,714	26
	American Vanguard Corp.	1,302	25
	Omega Flex Inc.	131	23
*	Rayonier Advanced Materials Inc.	2,304	21
	Verso Corp. Class A	1,573	20
	Tredegar Corp.	1,263	19
	FutureFuel Corp.	1,191	18
*	Unifi Inc.	712	18
*	Uranium Energy Corp.	8,412	18
	Haynes International Inc.	543	15
*	TimkenSteel Corp.	1,849	15
*	Intrepid Potash Inc.	457	14
*	NN Inc.	1,893	12
*	Ryerson Holding Corp.	795	10
*	Marrone Bio Innovations Inc.	3,470	9
	Olympic Steel Inc.	514	9
*	Gatos Silver Inc.	660	9
	Caledonia Mining Corp. plc	565	8
*	AgroFresh Solutions Inc.	2,792	7
	Eastern Co.	272	7
	Gold Resource Corp.	2,491	7
			39,384
Consumer Discretionary (16.5%)
*	Amazon.com Inc.	21,149	65,412
*	Tesla Inc.	37,729	25,486
	Walt Disney Co.	90,186	17,049
	Home Depot Inc.	53,575	13,841
*	Netflix Inc.	21,221	11,435
	Walmart Inc.	69,392	9,015
	NIKE Inc. Class B	61,113	8,237
	McDonald's Corp.	37,095	7,647
	Costco Wholesale Corp.	21,997	7,281
	Starbucks Corp.	58,337	6,302
	Lowe's Cos. Inc.	37,772	6,034
*	Booking Holdings Inc.	2,041	4,752
	Target Corp.	24,941	4,575
	TJX Cos. Inc.	59,735	3,942
	Activision Blizzard Inc.	37,982	3,631
*	Uber Technologies Inc.	68,832	3,562
2

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	General Motors Co.	62,280	3,197
	Estee Lauder Cos. Inc. Class A	11,032	3,154
	Dollar General Corp.	12,598	2,381
	Ford Motor Co.	195,390	2,286
	Ross Stores Inc.	17,568	2,049
	Aptiv plc	13,430	2,012
*	Chipotle Mexican Grill Inc. Class A	1,394	2,010
*	Spotify Technology SA	6,539	2,010
	Marriott International Inc. Class A	13,552	2,007
	Electronic Arts Inc.	14,207	1,903
	eBay Inc.	32,928	1,858
	ViacomCBS Inc. Class B	27,707	1,787
*	Lululemon Athletica Inc.	5,685	1,772
	Southwest Airlines Co.	29,678	1,725
	Hilton Worldwide Holdings Inc.	13,790	1,706
*	Trade Desk Inc. Class A	2,069	1,666
*	O'Reilly Automotive Inc.	3,590	1,606
	Yum! Brands Inc.	15,225	1,576
	Delta Air Lines Inc.	32,402	1,553
*	Peloton Interactive Inc. Class A	12,708	1,531
*	AutoZone Inc.	1,178	1,366
*	Etsy Inc.	5,915	1,303
	VF Corp.	16,344	1,293
	DR Horton Inc.	16,364	1,258
	Yum China Holdings Inc.	20,040	1,199
*	Dollar Tree Inc.	11,818	1,161
	Best Buy Co. Inc.	11,517	1,156
*	Copart Inc.	10,353	1,130
	Expedia Group Inc.	6,681	1,076
	Lennar Corp. Class A	12,821	1,064
*	Take-Two Interactive Software Inc.	5,595	1,032
*	Wayfair Inc. Class A	3,551	1,026
	Las Vegas Sands Corp.	16,337	1,023
*	CarMax Inc.	7,996	956
	Garmin Ltd.	7,405	918
	Tractor Supply Co.	5,702	906
	MGM Resorts International	23,921	904
*	Penn National Gaming Inc.	7,747	897
	Darden Restaurants Inc.	6,434	884
*	Ulta Beauty Inc.	2,664	859
*	Caesars Entertainment Inc.	9,029	844
	Royal Caribbean Cruises Ltd.	8,995	839
*	Burlington Stores Inc.	3,189	825
*	Carvana Co. Class A	2,803	795
*	NVR Inc.	173	779
*	United Airlines Holdings Inc.	14,581	768
	Genuine Parts Co.	6,907	728
	Omnicom Group Inc.	10,380	713
	Wynn Resorts Ltd.	5,319	701
*	Lyft Inc. Class A	12,384	690
*	Discovery Inc. Class C	15,283	688
	Domino's Pizza Inc.	1,930	669
	Carnival Corp.	24,494	655
	Pool Corp.	1,885	631
	L Brands Inc.	11,533	630
*	Chegg Inc.	6,487	626
*	Live Nation Entertainment Inc.	7,039	625
	Vail Resorts Inc.	2,001	619
	PulteGroup Inc.	13,219	596
	Fortune Brands Home & Security Inc.	7,061	587
	Hasbro Inc.	6,249	586
3

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	LKQ Corp.	14,789	583
	Whirlpool Corp.	3,015	573
	Fox Corp. Class A	17,108	570
	Tapestry Inc.	13,446	567
	American Airlines Group Inc.	26,426	553
	BorgWarner Inc.	11,903	536
	Advance Auto Parts Inc.	3,206	514
*	Five Below Inc.	2,752	512
	Williams-Sonoma Inc.	3,808	500
	Interpublic Group of Cos. Inc.	18,877	493
	Lear Corp.	2,968	493
*	Mohawk Industries Inc.	2,817	493
*	Bright Horizons Family Solutions Inc.	3,064	489
*	Zynga Inc. Class A	43,761	488
	Lithia Motors Inc. Class A	1,301	487
*	Liberty Media Corp.-Liberty Formula One Class C	10,730	471
*	Norwegian Cruise Line Holdings Ltd.	15,627	462
*	Deckers Outdoor Corp.	1,406	459
	News Corp. Class A	19,253	451
*	Floor & Decor Holdings Inc. Class A	4,665	444
*	Discovery Inc. Class A	8,349	443
	Kohl's Corp.	7,928	438
	Aramark	11,626	432
	Newell Brands Inc.	18,619	431
	Gentex Corp.	12,113	429
	Churchill Downs Inc.	1,828	422
	New York Times Co. Class A	8,186	419
*	Liberty Media Corp.- Liberty SiriusXM Class C	9,231	407
	Service Corp. International	8,472	405
	Nielsen Holdings plc	18,002	403
*	IAA Inc.	6,680	392
	Alaska Air Group Inc.	5,804	377
*	RH	753	369
	Rollins Inc.	10,997	365
	Marriott Vacations Worldwide Corp.	2,070	351
*	Mattel Inc.	17,394	351
*	Planet Fitness Inc. Class A	4,009	345
*	Digital Turbine Inc.	4,131	341
	PVH Corp.	3,401	340
*	SiteOne Landscape Supply Inc.	2,129	337
*	Capri Holdings Ltd.	7,133	333
	Polaris Inc.	2,798	329
	Sirius XM Holdings Inc.	55,568	325
	Tempur Sealy International Inc.	9,734	325
*,1	GameStop Corp. Class A	3,174	323
	Thor Industries Inc.	2,648	310
	Dolby Laboratories Inc. Class A	3,162	309
	Texas Roadhouse Inc. Class A	3,300	300
	Toll Brothers Inc.	5,618	300
	Hanesbrands Inc.	16,767	297
*	Terminix Global Holdings Inc.	6,431	289
	Wyndham Hotels & Resorts Inc.	4,377	286
	Ralph Lauren Corp. Class A	2,421	283
	Nexstar Media Group Inc. Class A	2,053	282
*	BJ's Wholesale Club Holdings Inc.	6,910	278
	Leggett & Platt Inc.	6,432	278
*	JetBlue Airways Corp.	15,031	277
*	YETI Holdings Inc.	3,928	270
	Harley-Davidson Inc.	7,380	263
*	Fox Factory Holding Corp.	2,043	260
	Foot Locker Inc.	5,386	259
4

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Skechers USA Inc. Class A	7,014	257
	Sabre Corp.	16,724	246
	AMERCO	425	244
	Travel + Leisure Co.	4,040	244
*	Crocs Inc.	3,144	241
	Qurate Retail Inc. Series A	19,443	241
*	Under Armour Inc. Class A	10,949	240
*	Grand Canyon Education Inc.	2,279	239
*	TripAdvisor Inc.	4,793	238
	Boyd Gaming Corp.	3,982	234
*	Ollie's Bargain Outlet Holdings Inc.	2,821	233
*	Stitch Fix Inc. Class A	3,030	231
*	frontdoor Inc.	4,377	229
*	AutoNation Inc.	3,000	225
	Fox Corp. Class B	7,013	224
	Gap Inc.	8,924	223
	Macy's Inc.	14,459	220
	Goodyear Tire & Rubber Co.	12,987	218
	TEGNA Inc.	11,622	212
	Dick's Sporting Goods Inc.	2,902	207
	Nordstrom Inc.	5,613	205
	Cracker Barrel Old Country Store Inc.	1,263	196
*	Shake Shack Inc. Class A	1,650	195
	MDC Holdings Inc.	3,423	194
	Wingstop Inc.	1,399	190
	Choice Hotels International Inc.	1,783	187
*	Sleep Number Corp.	1,346	185
	American Eagle Outfitters Inc.	7,091	182
	LCI Industries	1,285	181
*	National Vision Holdings Inc.	3,789	180
	Allegiant Travel Co. Class A	710	179
	Bed Bath & Beyond Inc.	6,562	176
	H&R Block Inc.	9,095	175
*	Visteon Corp.	1,377	175
	Carter's Inc.	2,089	174
*	Madison Square Garden Sports Corp.	903	174
	Wendy's Co.	8,505	174
*	Adient plc	4,620	171
	KB Home	4,160	168
*	Spirit Airlines Inc.	4,672	168
	Murphy USA Inc.	1,327	165
*	Under Armour Inc. Class C	9,055	165
	PROG Holdings Inc.	3,304	165
*	Sonos Inc.	4,202	164
*	Taylor Morrison Home Corp. Class A	5,923	163
	Brinker International Inc.	2,363	162
*	Cardlytics Inc.	1,226	162
	Dana Inc.	6,714	160
	Six Flags Entertainment Corp.	3,579	160
*	Asbury Automotive Group Inc.	932	158
*	iRobot Corp.	1,260	156
	Papa John's International Inc.	1,717	155
*	Gentherm Inc.	2,161	153
*	Hilton Grand Vacations Inc.	3,877	153
	Lennar Corp. Class B	2,305	152
*	Meritage Homes Corp.	1,760	148
*	Stamps.com Inc.	807	147
*	Avis Budget Group Inc.	2,634	146
*	Liberty Media Corp.- Liberty SiriusXM Class A	3,292	146
	Hyatt Hotels Corp. Class A	1,628	143
	Wolverine World Wide Inc.	4,022	141
5

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Steven Madden Ltd.	3,791	140
*	Overstock.com Inc.	2,081	140
	Callaway Golf Co.	4,974	139
	Columbia Sportswear Co.	1,351	139
*	2U Inc.	3,437	136
*	Scientific Games Corp. Class A	2,877	135
	Extended Stay America Inc.	8,224	132
	Copa Holdings SA Class A	1,445	132
	Cooper Tire & Rubber Co.	2,283	131
	Rent-A-Center Inc.	2,248	130
	SkyWest Inc.	2,308	130
	Cheesecake Factory Inc.	2,356	129
*	Urban Outfitters Inc.	3,774	128
	News Corp. Class B	5,530	127
	Big Lots Inc.	1,949	124
*	Tri Pointe Homes Inc.	6,469	123
	Signet Jewelers Ltd.	2,475	123
*	Dorman Products Inc.	1,221	122
	Group 1 Automotive Inc.	780	119
*	SeaWorld Entertainment Inc.	2,375	118
*	Skyline Champion Corp.	2,663	118
	Rush Enterprises Inc. Class A	2,757	117
	John Wiley & Sons Inc. Class A	2,217	117
	Jack in the Box Inc.	1,119	115
	PriceSmart Inc.	1,195	115
*	Central Garden & Pet Co. Class A	2,737	114
*	LGI Homes Inc.	1,032	113
	Graham Holdings Co. Class B	186	112
	Cinemark Holdings Inc.	4,897	110
	Strategic Education Inc.	1,207	110
	World Wrestling Entertainment Inc. Class A	2,186	108
	Winnebago Industries Inc.	1,488	104
	Kontoor Brands Inc.	2,429	103
	Herman Miller Inc.	2,663	102
*	Madison Square Garden Entertainment Corp.	949	102
	Coty Inc. Class A	13,174	101
	International Game Technology plc	5,545	101
	ODP Corp.	2,569	98
	Bloomin' Brands Inc.	3,923	97
	KAR Auction Services Inc.	7,007	97
	Penske Automotive Group Inc.	1,421	97
*	Leslie's Inc.	4,014	97
	Dave & Buster's Entertainment Inc.	2,334	95
*	Adtalem Global Education Inc.	2,388	94
	Monro Inc.	1,431	89
	Red Rock Resorts Inc. Class A	2,948	89
*	Malibu Boats Inc. Class A	1,175	88
*	AMC Networks Inc. Class A	1,349	88
*	Knowles Corp.	4,128	86
	La-Z-Boy Inc.	1,993	85
*	Sally Beauty Holdings Inc.	5,298	85
*	RealReal Inc.	3,321	85
*	Cavco Industries Inc.	400	84
*	Century Communities Inc.	1,520	84
*	Glu Mobile Inc.	6,742	84
*	Vista Outdoor Inc.	2,612	83
*	Clean Energy Fuels Corp.	6,206	81
	Abercrombie & Fitch Co. Class A	2,862	78
*	Boot Barn Holdings Inc.	1,286	78
*	At Home Group Inc.	2,963	75
*	Everi Holdings Inc.	4,943	75
6

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Gray Television Inc.	4,140	75
*	Liberty Media Corp.- Liberty Braves Class A	2,488	73
*	Laureate Education Inc. Class A	5,265	72
*	QuinStreet Inc.	3,035	72
	HNI Corp.	1,925	69
	Sinclair Broadcast Group Inc. Class A	2,167	67
*	Tupperware Brands Corp.	2,183	67
*	WW International Inc.	2,267	67
*	Lions Gate Entertainment Corp. Class B	5,074	64
	Acushnet Holdings Corp.	1,484	63
*	Quotient Technology Inc.	4,639	62
*	Michaels Cos. Inc.	4,037	61
*	G-III Apparel Group Ltd.	2,040	59
	Inter Parfums Inc.	807	59
	Oxford Industries Inc.	762	58
	Dine Brands Global Inc.	725	57
	Hawaiian Holdings Inc.	2,144	57
*	M/I Homes Inc.	1,117	56
	Steelcase Inc. Class A	3,944	55
	Buckle Inc.	1,379	53
*	elf Beauty Inc.	2,073	53
	Guess? Inc.	2,104	53
	Matthews International Corp. Class A	1,447	52
*	American Axle & Manufacturing Holdings Inc.	5,267	51
	Children's Place Inc.	722	50
*	Hibbett Sports Inc.	780	50
*	Lions Gate Entertainment Corp. Class A	3,442	50
	Sonic Automotive Inc. Class A	1,092	50
	BJ's Restaurants Inc.	877	49
	Meredith Corp.	1,971	49
	Camping World Holdings Inc. Class A	1,523	48
	EW Scripps Co. Class A	2,528	48
	Sturm Ruger & Co. Inc.	708	48
*	Imax Corp.	2,337	48
	Smith & Wesson Brands Inc.	2,757	47
*	Denny's Corp.	2,643	46
*	Selectquote Inc.	1,471	45
	Bally's Corp.	751	45
*	Perdoceo Education Corp.	3,439	44
*	GoPro Inc. Class A	5,781	43
*	Airbnb Inc. Class A	209	43
*	Stride Inc.	1,808	43
	Standard Motor Products Inc.	989	42
*	iHeartMedia Inc. Class A	2,912	41
*	America's Car-Mart Inc.	300	40
*	XPEL Inc.	818	40
*	MarineMax Inc.	874	39
	Viad Corp.	931	39
*	Zumiez Inc.	870	39
	Scholastic Corp.	1,330	38
*	Stoneridge Inc.	1,247	38
*	Aaron's Co. Inc.	1,736	38
	Designer Brands Inc. Class A	2,979	37
*	Universal Electronics Inc.	633	37
*	Cars.com Inc.	3,051	36
	Dillard's Inc. Class A	456	36
	Knoll Inc.	2,226	36
*	Purple Innovation Inc. Class A	976	36
*	CarParts.com Inc.	2,046	36
	Citi Trends Inc.	455	35
*	Academy Sports and Outdoors Inc.	1,441	35
7

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Monarch Casino & Resort Inc.	510	34
*	Corsair Gaming Inc.	953	34
*	Lumber Liquidators Holdings Inc.	1,340	33
*	MSG Networks Inc. Class A	1,966	33
*	1-800-Flowers.com Inc. Class A	1,174	33
	Franchise Group Inc.	953	33
*	Fossil Group Inc.	2,115	32
	Interface Inc. Class A	2,572	32
*	VOXX International Corp. Class A	1,524	32
*	Chuy's Holdings Inc.	762	31
*	Sportsman's Warehouse Holdings Inc.	1,801	31
	Haverty Furniture Cos. Inc.	843	30
*	Houghton Mifflin Harcourt Co.	4,943	30
	Ruth's Hospitality Group Inc.	1,298	30
	Caleres Inc.	1,806	29
*	Genesco Inc.	656	29
*	Nautilus Inc.	1,504	28
	RCI Hospitality Holdings Inc.	442	28
	Carriage Services Inc. Class A	812	27
*	Cooper-Standard Holdings Inc.	747	27
	Ethan Allen Interiors Inc.	1,055	27
*	Tenneco Inc. Class A	2,412	27
	Gannett Co. Inc.	5,491	27
	Johnson Outdoors Inc. Class A	212	26
	Winmark Corp.	150	26
*	Eros International plc	14,036	26
*	Beazer Homes USA Inc.	1,425	25
*	Green Brick Partners Inc.	1,257	25
	National Presto Industries Inc.	241	25
*	Accel Entertainment Inc. Class A	2,256	25
	Entercom Communications Corp. Class A	5,480	24
*	Lindblad Expeditions Holdings Inc.	1,104	23
*	Lovesac Co.	402	23
	Shoe Carnival Inc.	462	23
	OneSpaWorld Holdings Ltd.	2,075	23
*	Liberty Media Corp.- Liberty Braves Class C	760	22
*	Master Craft Boat Holdings Inc.	868	22
	Kimball International Inc. Class B	1,634	21
*	Turtle Beach Corp.	707	21
	AMC Entertainment Holdings Inc. Class A	2,586	21
*	American Public Education Inc.	672	20
*	Golden Entertainment Inc.	831	20
*	Liberty TripAdvisor Holdings Inc. Class A	3,517	20
*	Boston Omaha Corp. Class A	444	19
	Escalade Inc.	943	19
*	Liquidity Services Inc.	1,227	19
	Marcus Corp.	986	19
	Systemax Inc.	528	19
*	Akoustis Technologies Inc.	1,231	18
*	El Pollo Loco Holdings Inc.	986	18
	Hooker Furniture Corp.	521	18
*	Lands' End Inc.	541	18
*	Liberty Media Corp.- Liberty Formula One Class A	474	18
*	Motorcar Parts of America Inc.	855	18
*	Red Robin Gourmet Burgers Inc.	573	18
	Clarus Corp.	973	17
*	Daily Journal Corp.	46	16
	Movado Group Inc.	690	16
*	Fiesta Restaurant Group Inc.	999	15
	Cato Corp. Class A	1,098	14
*	Conn's Inc.	963	14
8

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Container Store Group Inc.	911	14
	Del Taco Restaurants Inc.	1,417	14
*	Funko Inc. Class A	1,047	14
*	OneWater Marine Inc. Class A	384	14
*	American Outdoor Brands Inc.	689	14
	Chico's FAS Inc.	4,986	13
	National CineMedia Inc.	2,831	13
	Rocky Brands Inc.	296	13
	Tribune Publishing Co.	780	13
*	Century Casinos Inc.	1,431	12
*	Mesa Air Group Inc.	961	12
*	Regis Corp.	1,046	12
	Superior Group of Cos. Inc.	523	12
*	Tilly's Inc. Class A	1,153	12
*	Lakeland Industries Inc.	395	12
*	Noodles & Co. Class A	1,193	11
*	PlayAGS Inc.	1,339	11
	Marine Products Corp.	684	11
*	Alta Equipment Group Inc.	1,007	11
*	Carrols Restaurant Group Inc.	1,595	10
	Entravision Communications Corp. Class A	3,094	10
*	Fluent Inc.	1,630	10
*	Vera Bradley Inc.	1,033	10
*	Central Garden & Pet Co.	202	9
*	Aspen Group Inc.	977	9
*	Universal Technical Institute Inc.	1,543	9
	Bluegreen Vacations Holding Class A	562	9
*	Express Inc.	2,792	8
	Nathan's Famous Inc.	141	8
*	Casper Sleep Inc.	986	8
	Lifetime Brands Inc.	528	7
*	Duluth Holdings Inc. Class B	427	6
*	LiveXLive Media Inc.	1,466	6
	Emerald Holding Inc.	1,078	6
*	Playtika Holding Corp.	201	6
	Hamilton Beach Brands Holding Co. Class A	282	5
	Weyco Group Inc.	274	5
*	Kura Sushi USA Inc. Class A	174	5
*	Petco Health & Wellness Co. Inc.	229	5
*	Biglari Holdings Inc. Class B	37	4
*	Gaia Inc. Class A	465	4
*	Radius Global Infrastructure Inc. Class A	358	4
	Saga Communications Inc. Class A	172	4
*	Legacy Housing Corp.	255	4
	Bluegreen Vacations Corp.	351	3
*	ContextLogic Inc. Class A	171	3
*	Driven Brands Holdings Inc.	100	3
			321,124
Consumer Staples (4.8%)
	Procter & Gamble Co.	121,064	14,955
	Coca-Cola Co.	192,649	9,438
	PepsiCo Inc.	69,032	8,918
	Philip Morris International Inc.	77,781	6,535
	CVS Health Corp.	65,370	4,454
	Altria Group Inc.	92,739	4,043
	Mondelez International Inc. Class A	70,769	3,762
	Colgate-Palmolive Co.	42,233	3,176
	Kimberly-Clark Corp.	17,007	2,183
	Sysco Corp.	24,378	1,941
	Walgreens Boots Alliance Inc.	36,428	1,746
	Constellation Brands Inc. Class A	8,035	1,721
9

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Corteva Inc.	37,399	1,689
	General Mills Inc.	30,359	1,670
*	Monster Beverage Corp.	18,549	1,628
	Archer-Daniels-Midland Co.	27,985	1,583
	McKesson Corp.	8,132	1,379
	Kroger Co.	38,912	1,253
	Kraft Heinz Co.	32,549	1,184
	Clorox Co.	6,204	1,123
	Hershey Co.	7,338	1,069
	McCormick & Co. Inc.	12,213	1,029
	Church & Dwight Co. Inc.	12,201	961
	Tyson Foods Inc. Class A	14,177	959
	Conagra Brands Inc.	23,919	812
	AmerisourceBergen Corp. Class A	7,150	724
	Kellogg Co.	12,406	716
	Keurig Dr Pepper Inc.	22,078	674
	Hormel Foods Corp.	13,654	633
	Brown-Forman Corp. Class B	8,822	632
	J M Smucker Co.	5,628	630
	Lamb Weston Holdings Inc.	7,253	579
	Bunge Ltd.	6,609	506
*	Darling Ingredients Inc.	7,927	500
*	Boston Beer Co. Inc. Class A	448	461
	Campbell Soup Co.	9,564	435
*	U.S. Foods Holding Corp	10,716	391
	Molson Coors Beverage Co. Class B	8,773	390
*	Beyond Meat Inc.	2,593	377
*	Performance Food Group Co.	6,654	361
	Casey's General Stores Inc.	1,783	360
	Ingredion Inc.	3,459	312
*	Freshpet Inc.	1,974	308
*	Post Holdings Inc.	3,184	306
*	Helen of Troy Ltd.	1,287	279
	WD-40 Co.	698	218
	Flowers Foods Inc.	9,340	203
*	Herbalife Nutrition Ltd.	4,476	201
*	Hain Celestial Group Inc.	4,294	181
	Spectrum Brands Holdings Inc.	2,129	165
	Lancaster Colony Corp.	927	162
	Brown-Forman Corp. Class A	2,320	155
*	TreeHouse Foods Inc.	3,076	154
	Medifast Inc.	603	153
	Sanderson Farms Inc.	955	146
*	Grocery Outlet Holding Corp.	3,836	138
	Nu Skin Enterprises Inc. Class A	2,515	129
*	Simply Good Foods Co.	4,152	121
*	Sprouts Farmers Market Inc.	5,723	121
	Energizer Holdings Inc.	2,853	119
*	Celsius Holdings Inc.	1,872	111
	J & J Snack Foods Corp.	685	109
	Primo Water Corp.	7,388	106
*	Hostess Brands Inc. Class A	6,325	91
	B&G Foods Inc.	2,910	88
	Vector Group Ltd.	6,023	82
*	Cal-Maine Foods Inc.	2,079	79
*	United Natural Foods Inc.	2,844	75
	Edgewell Personal Care Co.	2,415	74
*	GrowGeneration Corp.	1,617	74
	Core-Mark Holding Co. Inc.	1,995	65
	Calavo Growers Inc.	826	62
	Reynolds Consumer Products Inc.	2,134	59
10

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Chefs' Warehouse Inc.	1,871	58
*	USANA Health Sciences Inc.	588	57
*	Pilgrim's Pride Corp.	2,452	55
	Coca-Cola Consolidated Inc.	210	54
	National Beverage Corp.	1,132	54
	Universal Corp.	1,009	51
*	Rite Aid Corp.	2,526	49
*	BellRing Brands Inc. Class A	1,826	42
	Turning Point Brands Inc.	839	41
	Seaboard Corp.	12	40
	MGP Ingredients Inc.	616	39
	PetMed Express Inc.	1,065	37
	Fresh Del Monte Produce Inc.	1,449	37
	Andersons Inc.	1,392	36
	ACCO Brands Corp.	4,402	36
*	Veru Inc.	2,628	36
	Ingles Markets Inc. Class A	679	35
	John B Sanfilippo & Son Inc.	395	34
	Albertsons Cos. Inc. Class A	2,014	33
	Weis Markets Inc.	588	31
	SpartanNash Co.	1,612	29
	Tootsie Roll Industries Inc.	772	24
*	Vital Farms Inc.	876	24
*	Seneca Foods Corp. Class A	280	15
*	Landec Corp.	1,164	13
*	HF Foods Group Inc.	1,690	12
	Limoneira Co.	661	10
	Oil-Dri Corp. of America	226	8
	Village Super Market Inc. Class A	353	8
*	NewAge Inc.	2,986	8
	Natural Grocers by Vitamin Cottage Inc.	516	7
*	Nature's Sunshine Products Inc.	392	6
*	Calyxt Inc.	501	5
*	Lifevantage Corp.	521	5
	Alico Inc.	182	5
*	Farmer Bros Co.	505	4
*	Mission Produce Inc.	108	2
*	Bridgford Foods Corp.	96	1
			93,267
Energy (2.8%)
	Exxon Mobil Corp.	211,331	11,490
	Chevron Corp.	96,121	9,612
	ConocoPhillips	68,176	3,546
	Schlumberger NV	70,757	1,975
	EOG Resources Inc.	29,350	1,895
	Phillips 66	21,995	1,827
	Marathon Petroleum Corp.	32,517	1,776
	Valero Energy Corp.	20,500	1,578
	Pioneer Natural Resources Co.	10,116	1,503
	Kinder Morgan Inc.	96,428	1,418
	Williams Cos. Inc.	60,909	1,391
	Occidental Petroleum Corp.	42,369	1,127
	ONEOK Inc.	22,328	989
*	Plug Power Inc.	19,473	942
	Halliburton Co.	42,936	937
*	Enphase Energy Inc.	5,188	913
	Hess Corp.	13,535	887
	Baker Hughes Co. Class A	32,032	784
*	Cheniere Energy Inc.	11,417	769
*	SolarEdge Technologies Inc.	2,450	731
	Devon Energy Corp.	31,567	680
11

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Diamondback Energy Inc.	8,021	556
	Marathon Oil Corp.	37,850	420
*	First Solar Inc.	4,553	369
	Cabot Oil & Gas Corp.	19,791	366
	Targa Resources Corp.	10,988	340
	NOV Inc.	20,215	305
	Ovintiv Inc. (XNYS)	12,371	285
	Cimarex Energy Co.	4,743	275
	HollyFrontier Corp.	7,061	268
	EQT Corp.	13,635	243
*	FuelCell Energy Inc.	14,327	243
*	PDC Energy Inc.	5,326	186
*	ChampionX Corp.	8,514	181
	Arcosa Inc.	2,723	155
	Helmerich & Payne Inc.	5,215	150
*	Renewable Energy Group Inc.	1,857	144
	Equitrans Midstream Corp.	19,379	140
*	CNX Resources Corp.	10,864	137
*	SunPower Corp.	3,922	136
*	Southwestern Energy Co.	32,076	130
	Antero Midstream Corp.	13,609	120
*	Array Technologies Inc.	3,109	115
	Murphy Oil Corp.	6,627	108
*	Antero Resources Corp.	11,875	107
	Matador Resources Co.	5,077	106
	Continental Resources Inc.	4,143	100
*	Transocean Ltd.	27,547	96
*	Range Resources Corp.	9,797	94
	World Fuel Services Corp.	2,931	91
*	TPI Composites Inc.	1,750	83
	Cactus Inc. Class A	2,579	82
*	Magnolia Oil & Gas Corp. Class A	6,487	78
*	Ameresco Inc. Class A	1,318	75
	Delek US Holdings Inc.	3,015	74
	Archrock Inc.	7,111	73
	SM Energy Co.	5,110	71
	PBF Energy Inc. Class A	4,775	68
	Kosmos Energy Ltd.	21,877	67
	Patterson-UTI Energy Inc.	8,865	66
*	Dril-Quip Inc.	1,735	59
*	Oceaneering International Inc.	4,683	55
*	NOW Inc.	4,997	53
	Golar LNG Ltd.	4,557	52
	Liberty Oilfield Services Inc. Class A	4,173	49
	Warrior Met Coal Inc.	2,358	45
*	ProPetro Holding Corp.	3,550	41
*	Frank's International NV	9,069	41
	DMC Global Inc.	627	40
*	Green Plains Inc.	1,580	40
*	NexTier Oilfield Solutions Inc.	7,571	35
	Nabors Industries Ltd.	315	35
	Arch Resources Inc.	730	35
*	Tellurian Inc.	10,457	32
*	Helix Energy Solutions Group Inc.	6,369	31
*	MRC Global Inc.	3,521	31
	CVR Energy Inc.	1,359	30
*	Par Pacific Holdings Inc.	1,583	28
*	American Superconductor Corp.	1,127	27
*	Bonanza Creek Energy Inc.	855	27
	Solaris Oilfield Infrastructure Inc. Class A	2,249	27
*	REX American Resources Corp.	239	23
12

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Brigham Minerals Inc. Class A	1,521	22
	SunCoke Energy Inc.	3,396	22
*	Contango Oil & Gas Co.	4,537	22
*	Oil States International Inc.	2,811	21
*	Tidewater Inc.	1,721	21
*	Select Energy Services Inc. Class A	2,683	17
*	Maxeon Solar Technologies Ltd.	506	17
*	Matrix Service Co.	1,179	16
*	RPC Inc.	2,494	16
*	Trecora Resources	2,311	16
	Berry Corp.	2,941	15
*	Newpark Resources Inc.	4,225	15
*	W&T Offshore Inc.	4,405	15
*	National Energy Services Reunited Corp.	1,148	15
*	Shoals Technologies Group Inc. Class A	421	14
*	CONSOL Energy Inc.	1,183	13
*	Peabody Energy Corp.	2,864	12
*	Talos Energy Inc.	965	10
*	Exterran Corp.	1,475	8
*	Penn Virginia Corp.	575	8
*	Earthstone Energy Inc. Class A	958	7
	Falcon Minerals Corp.	1,756	7
*	Bristow Group Inc.	238	6
	Evolution Petroleum Corp.	1,382	5
	NACCO Industries Inc. Class A	190	5
*	Comstock Resources Inc.	667	4
*	Goodrich Petroleum Corp.	444	4
*	Whiting Petroleum Corp.	66	2
*	PrimeEnergy Resources Corp.	28	1
			54,665
Financials (11.1%)
*	Berkshire Hathaway Inc. Class B	93,627	22,518
	JPMorgan Chase & Co.	150,921	22,211
	Bank of America Corp.	385,454	13,379
	Citigroup Inc.	103,963	6,849
	Wells Fargo & Co.	187,451	6,780
	Goldman Sachs Group Inc.	16,528	5,280
	Morgan Stanley	66,488	5,111
	BlackRock Inc.	7,336	5,095
	Charles Schwab Corp.	68,713	4,241
	S&P Global Inc.	12,011	3,956
	Truist Financial Corp.	67,062	3,820
	Chubb Ltd.	22,439	3,648
	PNC Financial Services Group Inc.	21,216	3,572
	CME Group Inc.	17,726	3,540
	U.S. Bancorp	68,059	3,403
	Intercontinental Exchange Inc.	27,678	3,053
	Marsh & McLennan Cos. Inc.	25,317	2,917
	Aon plc Class A	11,258	2,564
	Progressive Corp.	29,053	2,497
	MetLife Inc.	38,655	2,227
	Moody's Corp.	8,082	2,222
	American International Group Inc.	43,389	1,907
	Travelers Cos. Inc.	12,606	1,834
	T Rowe Price Group Inc.	11,285	1,830
	IHS Markit Ltd.	19,868	1,791
	Prudential Financial Inc.	20,006	1,735
	Bank of New York Mellon Corp.	40,072	1,689
	MSCI Inc. Class A	4,063	1,684
	Aflac Inc.	34,861	1,669
	Allstate Corp.	15,194	1,620
13

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Discover Financial Services	15,507	1,459
	Willis Towers Watson plc	6,422	1,417
	First Republic Bank	8,503	1,401
	Ameriprise Financial Inc.	5,940	1,314
*	SVB Financial Group	2,584	1,306
	State Street Corp.	17,709	1,289
	KKR & Co. Inc.	27,286	1,243
	Fifth Third Bancorp	35,018	1,215
	Arthur J Gallagher & Co.	9,527	1,141
	MarketAxess Holdings Inc.	1,813	1,008
	Regions Financial Corp.	46,978	969
	KeyCorp.	47,570	958
	M&T Bank Corp.	6,313	953
	Citizens Financial Group Inc.	20,904	908
	Northern Trust Corp.	9,469	901
	Hartford Financial Services Group Inc.	17,639	894
	Broadridge Financial Solutions Inc.	5,621	801
	Nasdaq Inc.	5,627	778
	Huntington Bancshares Inc.	49,764	763
	Principal Financial Group Inc.	13,468	762
	Ally Financial Inc.	18,277	759
*	Markel Corp.	690	751
	Cincinnati Financial Corp.	7,422	726
*	Arch Capital Group Ltd.	20,046	718
	Raymond James Financial Inc.	6,073	709
	Signature Bank	2,706	591
	Equitable Holdings Inc.	19,698	582
	Annaly Capital Management Inc.	68,451	569
	FactSet Research Systems Inc.	1,868	568
	Loews Corp.	11,578	554
	Lincoln National Corp.	9,440	537
	Brown & Brown Inc.	11,473	527
	Fidelity National Financial Inc.	13,765	527
	Cboe Global Markets Inc.	5,265	521
	LPL Financial Holdings Inc.	3,845	506
	W R Berkley Corp.	7,161	496
	East West Bancorp Inc.	6,833	493
	Everest Re Group Ltd.	2,019	488
	Comerica Inc.	6,968	475
	Globe Life Inc.	5,040	471
	Western Alliance Bancorp	4,869	446
	Alleghany Corp.	669	432
	First Horizon Corp.	26,452	429
	AGNC Investment Corp.	26,779	429
	Apollo Global Management Inc. Class A	8,459	418
	Invesco Ltd.	18,521	415
	RenaissanceRe Holdings Ltd.	2,486	415
	Zions Bancorp NA	7,783	414
	Eaton Vance Corp.	5,647	413
	Reinsurance Group of America Inc.	3,303	404
	Commerce Bancshares Inc.	5,137	380
	American Financial Group Inc.	3,544	378
	Voya Financial Inc.	6,129	369
	People's United Financial Inc.	20,395	366
	Assurant Inc.	2,889	356
	Franklin Resources Inc.	13,135	344
	Jefferies Financial Group Inc.	11,218	326
	TCF Financial Corp.	7,261	325
	Prosperity Bancshares Inc.	4,408	324
	SEI Investments Co.	5,697	319
	Affiliated Managers Group Inc.	2,252	315
14

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	First Financial Bankshares Inc.	6,887	308
	Pinnacle Financial Partners Inc.	3,731	303
	Stifel Financial Corp.	4,960	303
	Starwood Property Trust Inc.	13,189	301
	Synovus Financial Corp.	7,116	301
	Tradeweb Markets Inc. Class A	4,113	299
	Cullen/Frost Bankers Inc.	2,820	294
	Erie Indemnity Co. Class A	1,204	291
	SLM Corp.	18,001	284
	South State Corp.	3,512	277
	New York Community Bancorp Inc.	22,593	276
	Popular Inc.	4,123	276
	First American Financial Corp.	5,242	275
	Unum Group	10,380	275
	Interactive Brokers Group Inc. Class A	3,756	272
	Primerica Inc.	1,903	269
	Old Republic International Corp.	13,811	267
	Glacier Bancorp Inc.	4,858	263
	Ares Management Corp. Class A	5,040	262
*	Athene Holding Ltd. Class A	5,644	257
	Bank OZK	6,216	256
	Evercore Inc. Class A	1,998	239
	Morningstar Inc.	1,056	237
	First Citizens BancShares Inc. Class A	317	234
	Valley National Bancorp	18,966	232
	Webster Financial Corp.	4,168	231
	CIT Group Inc.	4,978	226
	Kemper Corp.	2,989	226
	United Bankshares Inc.	5,947	220
	RLI Corp.	2,066	216
	Essent Group Ltd.	5,222	215
	MGIC Investment Corp.	17,451	213
	Axis Capital Holdings Ltd.	4,215	213
	PacWest Bancorp	5,826	211
*	Texas Capital Bancshares Inc.	2,684	205
	Hanover Insurance Group Inc.	1,756	203
	New Residential Investment Corp.	19,609	202
	Wintrust Financial Corp.	2,736	202
	White Mountains Insurance Group Ltd.	168	201
	Carlyle Group Inc.	5,869	201
	Sterling Bancorp	9,035	197
	Lazard Ltd. Class A	5,099	197
	Selective Insurance Group Inc.	2,890	196
	First Hawaiian Inc.	6,750	188
	Blackstone Mortgage Trust Inc. Class A	6,406	187
	Radian Group Inc.	9,098	186
	Community Bank System Inc.	2,592	185
	Kinsale Capital Group Inc.	1,021	180
	Bank of Hawaii Corp.	2,035	178
*	Credit Acceptance Corp.	478	174
	Assured Guaranty Ltd.	3,904	173
	BankUnited Inc.	4,270	172
	Home BancShares Inc.	7,041	172
	FNB Corp.	14,492	171
	Pacific Premier Bancorp Inc.	4,211	170
*	Brighthouse Financial Inc.	4,238	169
	CNO Financial Group Inc.	7,011	169
	OneMain Holdings Inc.	3,610	169
	Umpqua Holdings Corp.	9,880	169
	Houlihan Lokey Inc. Class A	2,647	168
	UMB Financial Corp.	1,943	164
15

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Cannae Holdings Inc.	4,343	162
	Hancock Whitney Corp.	4,256	161
	Investors Bancorp Inc.	12,006	160
	Ameris Bancorp	3,286	157
*	eXp World Holdings Inc.	2,596	157
	Walker & Dunlop Inc.	1,531	153
	Associated Banc-Corp.	7,498	151
*	LendingTree Inc.	548	147
	Simmons First National Corp. Class A	5,029	147
	Cadence BanCorp. Class A	7,011	144
	Columbia Banking System Inc.	3,245	144
*	Trupanion Inc.	1,492	144
	Eastern Bankshares Inc.	8,146	143
	Hamilton Lane Inc. Class A	1,591	142
	Old National Bancorp	7,538	137
	BOK Financial Corp.	1,584	136
	FirstCash Inc.	2,151	136
	Artisan Partners Asset Management Inc. Class A	2,832	135
	Independent Bank Group Inc.	1,941	135
	American Equity Investment Life Holding Co.	4,861	134
	First Commonwealth Financial Corp.	10,016	134
*	Enstar Group Ltd.	631	134
	BancorpSouth Bank	4,431	133
	Atlantic Union Bankshares Corp.	3,578	131
	Hilltop Holdings Inc.	3,916	129
	CVB Financial Corp.	5,980	128
	Independent Bank Corp. (XNGS)	1,502	128
	PennyMac Financial Services Inc.	2,165	128
*,1	Rocket Cos. Inc. Class A	5,806	127
	Moelis & Co. Class A	2,420	125
*	Mr Cooper Group Inc.	3,970	125
	Two Harbors Investment Corp.	17,124	124
	Cathay General Bancorp	3,265	123
	Hope Bancorp Inc.	9,243	122
	WSFS Financial Corp.	2,281	121
	Chimera Investment Corp.	10,434	120
	First Midwest Bancorp Inc.	6,088	120
*	Axos Financial Inc.	2,563	119
	United Community Banks Inc.	3,569	118
	Federated Hermes Inc.	4,340	116
	First Busey Corp.	5,084	116
	1st Source Corp.	2,555	113
	International Bancshares Corp.	2,572	112
	Fulton Financial Corp.	7,107	110
*	NMI Holdings Inc. Class A	4,800	110
	Navient Corp.	8,882	110
	Flagstar Bancorp Inc.	2,506	109
*	Silvergate Capital Corp. Class A	843	108
	Washington Federal Inc.	3,527	107
	Virtus Investment Partners Inc.	419	105
	ServisFirst Bancshares Inc.	2,100	104
	First BanCorp.	9,860	103
	Arbor Realty Trust Inc.	6,068	101
	Brookline Bancorp Inc.	7,070	101
	First Merchants Corp.	2,398	101
	Towne Bank	3,513	101
	Renasant Corp.	2,557	100
*	Lemonade Inc.	795	100
	First Financial Bancorp	4,306	97
	PennyMac Mortgage Investment Trust	5,132	97
	Santander Consumer USA Holdings Inc.	3,766	94
16

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	WesBanco Inc.	2,890	93
	Apollo Commercial Real Estate Finance Inc.	6,879	91
	Goosehead Insurance Inc. Class A	701	91
*	Palomar Holdings Inc.	1,066	91
	Bank of NT Butterfield & Son Ltd.	2,489	91
	Lakeland Bancorp Inc.	5,707	89
	Live Oak Bancshares Inc.	1,614	89
	FB Financial Corp.	2,079	88
	Northwest Bancshares Inc.	6,185	87
	OceanFirst Financial Corp.	3,988	87
	Park National Corp.	703	87
	Piper Sandler Cos.	816	87
*	Seacoast Banking Corp. of Florida	2,424	87
	Trustmark Corp.	2,878	87
*	Focus Financial Partners Inc. Class A	1,756	83
	MFA Financial Inc.	20,632	83
	Provident Financial Services Inc.	4,013	81
	Waddell & Reed Financial Inc. Class A	3,243	81
	PJT Partners Inc. Class A	1,142	80
*	Triumph Bancorp Inc.	1,044	80
	Lakeland Financial Corp.	1,141	79
	Westamerica BanCorp.	1,296	78
	Virtu Financial Inc. Class A	2,830	77
	First Interstate BancSystem Inc. Class A	1,680	76
*	PRA Group Inc.	2,066	76
	Peoples Bancorp Inc.	2,456	76
	Banner Corp.	1,424	74
	Cohen & Steers Inc.	1,145	74
	Eagle Bancorp Inc.	1,522	74
	Heartland Financial USA Inc.	1,572	73
	Stewart Information Services Corp.	1,549	73
	Capitol Federal Financial Inc.	5,398	72
*	Genworth Financial Inc. Class A	22,997	72
	Horace Mann Educators Corp.	1,830	71
	Mercury General Corp.	1,224	71
	Meta Financial Group Inc.	1,609	71
	Sandy Spring Bancorp Inc.	1,891	71
*	eHealth Inc.	1,170	70
	Great Western Bancorp Inc.	2,564	69
	Veritex Holdings Inc.	2,335	68
	iStar Inc.	3,794	67
	Independent Bank Corp.	3,235	67
	New York Mortgage Trust Inc.	15,968	67
	ConnectOne Bancorp Inc.	2,857	66
	Argo Group International Holdings Ltd.	1,433	66
	B Riley Financial Inc.	992	65
	S&T Bancorp Inc.	2,237	65
	BGC Partners Inc. Class A	13,954	63
*	Third Point Reinsurance Ltd.	6,179	63
	Origin Bancorp Inc.	1,795	62
	ProAssurance Corp.	2,514	62
	James River Group Holdings Ltd.	1,347	62
	NBT Bancorp Inc.	1,657	60
	Macatawa Bank Corp.	6,835	60
	Broadmark Realty Capital Inc.	5,815	60
	CNA Financial Corp.	1,363	58
	Arrow Financial Corp.	1,794	57
	BancFirst Corp.	893	57
	Ladder Capital Corp. Class A	4,899	56
	Brightsphere Investment Group Inc.	3,102	56
*	BRP Group Inc. Class A	2,118	56
17

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	ARMOUR Residential REIT Inc.	4,567	55
	First Bancorp	1,362	55
	Stock Yards Bancorp Inc.	1,117	55
	Nelnet Inc. Class A	739	54
	Redwood Trust Inc.	5,487	54
	TriCo Bancshares	1,261	54
	Premier Financial Corp.	1,756	54
	Boston Private Financial Holdings Inc.	3,878	53
	City Holding Co.	688	52
	Southside Bancshares Inc.	1,499	52
	First Bancorp Inc. (XNMS)	1,590	51
	National Bank Holdings Corp. Class A	1,324	51
	Tompkins Financial Corp.	662	51
	Employers Holdings Inc.	1,505	50
	Safety Insurance Group Inc.	630	50
	United Fire Group Inc.	1,712	50
	AMERISAFE Inc.	838	49
*	Encore Capital Group Inc.	1,447	48
*	Enova International Inc.	1,566	48
	Enterprise Financial Services Corp.	1,114	48
	Horizon Bancorp Inc.	2,671	48
	Dime Community Bancshares Inc.	1,638	48
*	Bancorp Inc.	2,287	46
	HomeStreet Inc.	1,062	46
	Northfield Bancorp Inc.	3,353	46
	Washington Trust Bancorp Inc.	971	46
*	StepStone Group Inc. Class A	1,268	46
	German American Bancorp Inc.	1,148	45
	TFS Financial Corp.	2,317	45
	Heritage Commerce Corp.	4,590	44
	Heritage Financial Corp.	1,699	44
	OFG Bancorp	2,276	44
*	StoneX Group Inc.	763	44
	Berkshire Hills Bancorp Inc.	2,113	43
*	Bridgewater Bancshares Inc.	2,943	43
	Cowen Inc. Class A	1,261	43
	Hanmi Financial Corp.	2,538	43
	Ellington Financial Inc.	2,699	42
	Kearny Financial Corp.	3,594	41
	First Foundation Inc.	1,730	40
	Banc of California Inc.	2,056	38
	Preferred Bank	659	38
	Cambridge Bancorp	485	37
	Community Trust Bancorp Inc.	891	36
*	Customers Bancorp Inc.	1,339	36
	Invesco Mortgage Capital Inc.	9,195	36
	Meridian Bancorp Inc.	2,159	36
*	Ambac Financial Group Inc.	2,089	35
*	Columbia Financial Inc.	2,156	35
	Federal Agricultural Mortgage Corp. Class C	408	35
	Allegiance Bancshares Inc.	898	34
	Bryn Mawr Bank Corp.	898	34
	Harbornone Bancorp Inc.	2,803	34
	TPG RE Finance Trust Inc.	3,218	34
*	LendingClub Corp.	3,046	33
*	CrossFirst Bankshares Inc.	2,441	33
	Dynex Capital Inc.	1,722	32
	WisdomTree Investments Inc.	6,122	32
*	World Acceptance Corp.	252	32
*	International Money Express Inc.	2,143	32
	American National Group Inc.	347	31
18

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Nicolet Bankshares Inc.	409	30
	TrustCo Bank Corp.	4,372	30
*	Watford Holdings Ltd.	871	30
	Anworth Mortgage Asset Corp.	10,485	29
	Central Pacific Financial Corp.	1,299	29
	Camden National Corp.	697	28
	QCR Holdings Inc.	682	28
	Granite Point Mortgage Trust Inc.	2,392	27
*	TriState Capital Holdings Inc.	1,170	27
	Byline Bancorp Inc.	1,322	26
	First Financial Corp.	616	26
	Flushing Financial Corp.	1,232	26
	Altabancorp	757	26
	Bank of Marin Bancorp	672	25
	Capstead Mortgage Corp.	4,295	25
	FBL Financial Group Inc. Class A	441	25
	CBTX Inc.	837	24
	First Business Financial Services Inc.	1,060	24
	First Mid Bancshares Inc.	671	24
*	MBIA Inc.	3,342	24
	Midland States Bancorp Inc.	979	24
	Peapack-Gladstone Financial Corp.	879	24
	Central Valley Community Bancorp	1,295	23
*	Atlantic Capital Bancshares Inc.	1,057	22
	Mercantile Bank Corp.	747	22
	National Western Life Group Inc. Class A	105	22
	Banco Latinoamericano de Comercio Exterior SA Class E	1,469	22
*	GoHealth Inc. Class A	1,625	22
	First of Long Island Corp.	1,149	21
	KKR Real Estate Finance Trust Inc.	1,156	21
*	MoneyGram International Inc.	3,115	21
*	Professional Holding Corp. Class A	1,333	21
	Diamond Hill Investment Group Inc.	144	20
	1st Constitution Bancorp	1,117	20
	Ready Capital Corp.	1,492	20
	Republic Bancorp Inc. Class A	475	20
	Universal Insurance Holdings Inc.	1,363	20
	Bank First Corp.	266	19
	Bar Harbor Bankshares	685	19
	Financial Institutions Inc.	688	19
	Univest Financial Corp.	761	19
	Oppenheimer Holdings Inc. Class A	466	18
	Alerus Financial Corp.	672	18
*	Equity Bancshares Inc. Class A	671	17
	First Community Bankshares Inc.	647	17
	HCI Group Inc.	293	17
	Independence Holding Co.	445	17
	Waterstone Financial Inc.	890	17
	Sculptor Capital Management Inc. Class A	839	17
	Farmers National Banc Corp.	1,180	16
	Great Southern Bancorp Inc.	303	16
	HomeTrust Bancshares Inc.	686	16
	MVB Financial Corp.	495	16
	Old Second Bancorp Inc.	1,349	16
	Orchid Island Capital Inc.	2,857	16
	Sierra Bancorp	691	16
	West BanCorp. Inc	714	16
*	Oportun Financial Corp.	992	16
*	Amerant Bancorp Inc.	925	15
*	Assetmark Financial Holdings Inc.	635	15
	CNB Financial Corp.	633	15
19

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Capital City Bank Group Inc.	627	15
*	Metropolitan Bank Holding Corp.	284	15
	MidWestOne Financial Group Inc.	533	15
	RBB Bancorp	793	15
	State Auto Financial Corp.	782	15
*	Southern First Bancshares Inc.	344	15
	American National Bankshares Inc.	443	14
	Hingham Institution for Savings	57	14
	Southern Missouri Bancorp Inc.	377	14
	Southern National Bancorp of Virginia Inc.	966	14
	Spirit of Texas Bancshares Inc.	662	14
	Business First Bancshares Inc.	603	13
*	Citizens Inc. Class A	2,096	13
	First Internet Bancorp	401	13
	Merchants Bancorp	390	13
	PCSB Financial Corp.	778	13
	Peoples Financial Services Corp.	314	13
	Century Bancorp Inc. Class A	129	12
	Civista Bancshares Inc.	636	12
	Enterprise Bancorp Inc.	409	12
	First Northwest Bancorp	763	12
	Greenhill & Co. Inc.	808	12
	Guaranty Bancshares Inc.	398	12
	Heritage Insurance Holdings Inc.	1,286	12
	Home Bancorp Inc.	368	12
	Northrim BanCorp Inc.	322	12
	Regional Management Corp.	367	12
	Summit Financial Group Inc.	505	12
	Red River Bancshares Inc.	231	12
*	Carter Bankshares Inc.	1,037	12
*	BayCom Corp.	651	11
	Curo Group Holdings Corp.	734	11
*	EZCorp. Inc. Class A	2,205	11
	FS Bancorp Inc.	180	11
	Farmers & Merchants Bancorp Inc.	476	11
	First Bancorp Inc. (XNGS)	411	11
*	NI Holdings Inc.	592	11
	Protective Insurance Corp. Class B	471	11
*	Select Bancorp Inc.	975	11
	SmartFinancial Inc.	526	11
	Ellington Residential Mortgage REIT	865	11
*	Coastal Financial Corp.	380	11
	Metrocity Bankshares Inc.	735	11
	Amalgamated Bank Class A	558	10
	Citizens & Northern Corp.	489	10
	First Bank	979	10
	Investors Title Co.	63	10
	Orrstown Financial Services Inc.	508	10
	Penns Woods Bancorp Inc.	410	10
	Reliant Bancorp Inc.	442	10
	Timberland Bancorp Inc.	344	10
	Capstar Financial Holdings Inc.	632	10
	Bank of Commerce Holdings	843	9
	County Bancorp Inc.	384	9
	Great Ajax Corp.	814	9
*	Howard Bancorp Inc.	678	9
	Investar Holding Corp.	488	9
	LCNB Corp.	543	9
	Luther Burbank Corp.	906	9
	Middlefield Banc Corp.	394	9
	National Bankshares Inc.	273	9
20

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Northeast Bank	343	9
	Parke Bancorp Inc.	511	9
	Premier Financial Bancorp Inc.	586	9
	Shore Bancshares Inc.	590	9
	Territorial Bancorp Inc.	350	9
	Western New England Bancorp Inc.	1,132	9
*	Greenlight Capital Re Ltd. Class A	1,163	9
	SB Financial Group Inc.	526	9
	South Plains Financial Inc.	474	9
*	California BanCorp.	570	9
	BCB Bancorp Inc.	642	8
	Bank of Princeton	298	8
	Bankwell Financial Group Inc.	312	8
	Community Bankers Trust Corp.	1,001	8
	Crawford & Co. Class A	861	8
	First Choice Bancorp	428	8
*	FVCBankcorp Inc.	527	8
	ChoiceOne Financial Services Inc.	328	8
	Richmond Mutual BanCorp. Inc.	588	8
	Community Financial Corp.	215	7
	ESSA Bancorp Inc.	428	7
	Evans Bancorp Inc.	221	7
	Marlin Business Services Corp.	429	7
	Norwood Financial Corp.	274	7
	PCB Bancorp	536	7
	Pzena Investment Management Inc. Class A	726	7
*	Republic First Bancorp Inc.	1,992	7
	Western Asset Mortgage Capital Corp.	2,083	7
	Westwood Holdings Group Inc.	419	7
	ACNB Corp.	271	7
	FNCB Bancorp Inc.	938	7
*	Capital Bancorp Inc.	468	7
	First Capital Inc.	139	7
	HBT Financial Inc.	424	7
	Hawthorn Bancshares Inc.	329	7
	Ames National Corp.	326	7
	Citizens Holding Co.	348	7
	Arlington Asset Investment Corp. Class A	1,511	6
	C&F Financial Corp.	149	6
	Chemung Financial Corp.	161	6
	Codorus Valley Bancorp Inc.	381	6
	Donegal Group Inc. Class A	470	6
	Riverview Bancorp Inc.	953	6
*	Safeguard Scientifics Inc.	794	6
	United Insurance Holdings Corp.	914	6
	Unity Bancorp Inc.	326	6
	Auburn National BanCorp Inc.	143	6
	Fidelity D&D Bancorp Inc.	119	6
*	MainStreet Bancshares Inc.	318	6
	Mid Penn Bancorp Inc.	259	6
	Level One Bancorp Inc.	280	6
	OP Bancorp	676	6
	Silvercrest Asset Management Group Inc. Class A	407	6
	Colony Bankcorp Inc.	410	6
	Ohio Valley Banc Corp.	205	5
	Peoples Bancorp of North Carolina Inc.	222	5
	Provident Financial Holdings Inc.	318	5
	Prudential Bancorp Inc.	401	5
	Sterling Bancorp Inc.	879	5
	United Security Bancshares	683	5
*	Pioneer Bancorp Inc.	500	5
21

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	MMA Capital Holdings Inc.	215	5
	Mackinac Financial Corp.	389	5
	Oak Valley Bancorp	316	5
	Provident Bancorp Inc.	389	5
	Franklin Financial Services Corp.	177	5
*	Upstart Holdings Inc.	78	5
	FedNat Holding Co.	541	4
	First Guaranty Bancshares Inc.	218	4
	GAMCO Investors Inc. Class A	224	4
*	Esquire Financial Holdings Inc.	174	4
*	ProSight Global Inc.	306	4
*	Ponce de Leon Federal Bank	273	3
*	Altisource Portfolio Solutions SA	283	3
	Bank7 Corp.	100	2
			216,735
Health Care (13.1%)
	Johnson & Johnson	131,486	20,835
	UnitedHealth Group Inc.	47,096	15,646
	Abbott Laboratories	86,189	10,324
	AbbVie Inc.	87,949	9,476
	Pfizer Inc.	277,496	9,293
	Merck & Co. Inc.	125,936	9,145
	Thermo Fisher Scientific Inc.	19,696	8,865
	Eli Lilly and Co.	42,043	8,614
	Medtronic plc	66,934	7,829
	Bristol-Myers Squibb Co.	113,135	6,939
	Danaher Corp.	31,199	6,854
	Amgen Inc.	29,092	6,543
*	Intuitive Surgical Inc.	5,786	4,263
	Stryker Corp.	17,317	4,203
	Gilead Sciences Inc.	62,721	3,851
	Anthem Inc.	12,380	3,754
	Cigna Corp.	17,629	3,700
	Zoetis Inc.	23,776	3,691
	Becton Dickinson and Co.	13,765	3,319
*	Illumina Inc.	7,292	3,204
*	Vertex Pharmaceuticals Inc.	13,031	2,770
*	Boston Scientific Corp.	71,355	2,767
*	Edwards Lifesciences Corp.	30,693	2,551
	Humana Inc.	6,577	2,497
	HCA Healthcare Inc.	13,283	2,285
*	Align Technology Inc.	3,900	2,212
*	Moderna Inc.	14,242	2,205
*	Regeneron Pharmaceuticals Inc.	4,851	2,186
*	IDEXX Laboratories Inc.	4,200	2,185
*	Biogen Inc.	7,693	2,099
	Baxter International Inc.	25,371	1,971
*	Veeva Systems Inc. Class A	6,792	1,903
	Agilent Technologies Inc.	15,475	1,889
*	IQVIA Holdings Inc.	9,554	1,842
*	DexCom Inc.	4,609	1,833
	Zimmer Biomet Holdings Inc.	10,397	1,695
*	Centene Corp.	28,910	1,692
*	Alexion Pharmaceuticals Inc.	10,669	1,630
	ResMed Inc.	7,169	1,382
*	Teladoc Health Inc.	5,387	1,191
*	Laboratory Corp. of America Holdings	4,886	1,172
	Cerner Corp.	15,381	1,063
*	Exact Sciences Corp.	7,464	1,016
	West Pharmaceutical Services Inc.	3,600	1,010
	Teleflex Inc.	2,363	941
22

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Seagen Inc.	6,221	940
	Cooper Cos. Inc.	2,395	925
*	Catalent Inc.	8,007	911
*	Hologic Inc.	12,624	910
*	Horizon Therapeutics plc	9,600	873
*	Viatris Inc.	58,643	871
*	Alnylam Pharmaceuticals Inc.	5,669	840
*	Insulet Corp.	3,236	838
*	Varian Medical Systems Inc.	4,521	792
	Quest Diagnostics Inc.	6,569	759
*	Novocure Ltd.	5,062	755
	Cardinal Health Inc.	14,444	744
*	Elanco Animal Health Inc. (XNYS)	22,271	732
	STERIS plc	4,129	722
*	Charles River Laboratories International Inc.	2,504	717
*	ABIOMED Inc.	2,191	711
*	Incyte Corp.	8,928	702
*	Novavax Inc.	3,034	702
	PerkinElmer Inc.	5,484	692
*	BioMarin Pharmaceutical Inc.	8,930	691
	Bio-Techne Corp.	1,872	677
*	Avantor Inc.	24,259	676
*	Molina Healthcare Inc.	2,904	629
*	Masimo Corp.	2,466	618
*	Guardant Health Inc.	4,125	607
*	Bio-Rad Laboratories Inc. Class A	1,033	604
	DENTSPLY SIRONA Inc.	10,700	568
*	Repligen Corp.	2,633	559
*	QIAGEN NV	11,006	550
*	10X Genomics Inc. Class A	2,901	516
*	Neurocrine Biosciences Inc.	4,464	489
*	Jazz Pharmaceuticals plc	2,734	459
*	Penumbra Inc.	1,611	458
*	PRA Health Sciences Inc.	3,061	451
	Universal Health Services Inc. Class B	3,583	449
*	Henry Schein Inc.	7,179	444
*	Ultragenyx Pharmaceutical Inc.	3,025	428
*	Natera Inc.	3,671	426
*	Mirati Therapeutics Inc.	2,080	418
*	Amedisys Inc.	1,553	394
	Encompass Health Corp.	4,876	392
*	Arrowhead Pharmaceuticals Inc.	4,830	385
*	DaVita Inc.	3,722	380
	Hill-Rom Holdings Inc.	3,399	363
*	United Therapeutics Corp.	2,081	348
*	Acceleron Pharma Inc.	2,483	338
	Chemed Corp.	749	333
*	Fate Therapeutics Inc.	3,681	330
*	Ionis Pharmaceuticals Inc.	6,249	327
*	Sarepta Therapeutics Inc.	3,660	319
*	Exelixis Inc.	14,700	318
*	Haemonetics Corp.	2,503	317
*	HealthEquity Inc.	3,839	316
*	Envista Holdings Corp.	8,141	314
	Bruker Corp.	5,118	312
*	Bridgebio Pharma Inc.	4,400	311
*	Halozyme Therapeutics Inc.	6,768	306
*	Quidel Corp.	1,848	304
*	Tandem Diabetes Care Inc.	3,076	295
*	Syneos Health Inc.	3,775	292
*	Inspire Medical Systems Inc.	1,249	291
23

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Nevro Corp.	1,705	282
	Perrigo Co. plc	6,962	281
*	LHC Group Inc.	1,521	276
*	Blueprint Medicines Corp.	2,766	272
*	Pacific Biosciences of California Inc.	8,859	271
*	PPD Inc.	7,711	270
*	NeoGenomics Inc.	5,225	266
*	Tenet Healthcare Corp.	5,202	265
*	ACADIA Pharmaceuticals Inc.	5,231	256
*	Omnicell Inc.	2,008	255
*	Iovance Biotherapeutics Inc.	6,747	252
*	TG Therapeutics Inc.	5,740	251
	Royalty Pharma plc Class A	5,304	247
*	STAAR Surgical Co.	2,365	246
*	Acadia Healthcare Co. Inc.	4,438	245
*	Globus Medical Inc. Class A	3,841	240
*	Integra LifeSciences Holdings Corp.	3,402	233
*	Medpace Holdings Inc.	1,410	229
*	iRhythm Technologies Inc.	1,413	227
*	FibroGen Inc.	4,499	225
*	Sage Therapeutics Inc.	2,646	225
*	Emergent BioSolutions Inc.	2,306	221
*	Invitae Corp.	5,469	219
*	Twist Bioscience Corp.	1,593	219
*	Turning Point Therapeutics Inc.	1,854	219
*	Nektar Therapeutics Class A	9,600	218
*	Arena Pharmaceuticals Inc.	2,701	217
*	Adaptive Biotechnologies Corp.	3,783	214
	Premier Inc. Class A	6,326	214
*	Denali Therapeutics Inc.	2,972	213
	Ensign Group Inc.	2,566	210
*	Kodiak Sciences Inc.	1,594	206
*	ICU Medical Inc.	989	205
*	Neogen Corp.	2,473	203
*	Livanova plc	2,520	195
*	Veracyte Inc.	3,347	194
*	Biohaven Pharmaceutical Holding Co. Ltd.	2,268	193
*	Glaukos Corp.	1,991	188
*	CareDx Inc.	2,342	185
*	1Life Healthcare Inc.	3,770	179
*	Beam Therapeutics Inc.	1,996	178
	CONMED Corp.	1,440	177
*	ChemoCentryx Inc.	2,513	171
*	HMS Holdings Corp.	4,644	171
*	Insmed Inc.	4,762	170
*	Pacira BioSciences Inc.	2,267	167
*	Vir Biotechnology Inc.	2,637	165
*	NuVasive Inc.	2,699	163
*	PTC Therapeutics Inc.	2,859	163
*	Allakos Inc.	1,319	160
*	Merit Medical Systems Inc.	2,853	159
*	Select Medical Holdings Corp.	4,992	158
*	NanoString Technologies Inc.	2,253	157
*	Alkermes plc	8,221	157
*	Shockwave Medical Inc.	1,340	156
*	Amicus Therapeutics Inc.	12,655	155
*	AtriCure Inc.	2,368	155
*	R1 RCM Inc.	5,611	155
*	Reata Pharmaceuticals Inc. Class A	1,247	152
*	Intellia Therapeutics Inc.	2,487	150
	Cantel Medical Corp.	1,953	145
24

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Apellis Pharmaceuticals Inc.	2,877	139
*	Arvinas Inc.	1,776	139
*	Editas Medicine Inc. Class A	3,098	136
*	Agios Pharmaceuticals Inc.	2,852	135
*	Global Blood Therapeutics Inc.	3,162	135
	Patterson Cos. Inc.	4,312	134
*	Integer Holdings Corp.	1,496	132
*	Corcept Therapeutics Inc.	5,201	131
*	Sorrento Therapeutics Inc.	13,219	128
*	Xencor Inc.	2,537	125
*	Intra-Cellular Therapies Inc.	3,403	121
	Owens & Minor Inc.	3,570	121
*	Inovalon Holdings Inc. Class A	4,520	111
*	Prestige Consumer Healthcare Inc.	2,529	106
*	SpringWorks Therapeutics Inc.	1,232	106
*	Phreesia Inc.	1,707	105
*	BioCryst Pharmaceuticals Inc.	9,688	104
*	Magellan Health Inc.	1,088	102
*	Allogene Therapeutics Inc.	2,868	100
*	Ligand Pharmaceuticals Inc.	677	100
*	Myriad Genetics Inc.	3,281	100
*	Avanos Medical Inc.	2,158	99
*	Vericel Corp.	2,042	99
	Healthcare Services Group Inc.	3,393	97
*	Inovio Pharmaceuticals Inc.	8,745	97
*	Endo International plc	12,055	96
*	OPKO Health Inc.	20,988	94
*	Cassava Sciences Inc.	1,926	94
*	Bluebird Bio Inc.	2,981	93
*	MEDNAX Inc.	3,783	92
*	REVOLUTION Medicines Inc.	2,011	92
*	Axsome Therapeutics Inc.	1,330	90
*	Rocket Pharmaceuticals Inc.	1,621	90
*	Cardiovascular Systems Inc.	2,148	89
*	Oak Street Health Inc.	1,673	89
*	Karuna Therapeutics Inc.	692	86
*	Travere Thrapeutics Inc.	2,798	86
*	Arcus Biosciences Inc.	2,407	85
*	REGENXBIO Inc.	2,083	85
*	MannKind Corp.	14,776	84
	U.S. Physical Therapy Inc.	715	84
*	Kura Oncology Inc.	2,968	83
*	Translate Bio Inc.	3,544	83
*	ModivCare Inc.	625	80
*	Atea Pharmaceuticals Inc.	1,045	79
*	Dicerna Pharmaceuticals Inc.	2,902	78
*	Health Catalyst Inc.	1,589	77
*	Silk Road Medical Inc.	1,404	77
*	Heron Therapeutics Inc.	4,086	74
*	ImmunoGen Inc.	8,489	74
*	Relay Therapeutics Inc.	1,785	74
*	Deciphera Pharmaceuticals Inc.	1,676	73
*	Revance Therapeutics Inc.	2,774	73
*	Axonics Modulation Technologies Inc.	1,413	71
*	Quanterix Corp.	943	71
*	Fulgent Genetics Inc.	697	71
*	Evolent Health Inc. Class A	3,469	70
*	Ocular Therapeutix Inc.	3,809	70
*	Zentalis Pharmaceuticals Inc.	1,674	70
*	Addus HomeCare Corp.	641	69
*	Adverum Biotechnologies Inc.	5,352	69
25

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Frequency Therapeutics Inc.	1,391	68
	Luminex Corp.	2,046	67
*	Scholar Rock Holding Corp.	1,237	67
*	Option Care Health Inc.	3,481	67
*	GenMark Diagnostics Inc.	3,399	66
*	Enanta Pharmaceuticals Inc.	1,290	64
*	Sangamo Therapeutics Inc.	5,588	64
*	American Well Corp. Class A	2,616	64
*	Atara Biotherapeutics Inc.	3,750	63
*	Ironwood Pharmaceuticals Inc. Class A	6,786	63
*	MacroGenics Inc.	2,504	63
*	Heska Corp.	325	61
*	Supernus Pharmaceuticals Inc.	2,261	61
*	Pennant Group Inc.	1,148	61
*	Arcturus Therapeutics Holdings Inc.	1,132	60
*	Lantheus Holdings Inc.	3,064	57
*	Seres Therapeutics Inc.	3,003	57
*	Avid Bioservices Inc.	2,709	56
*	ZIOPHARM Oncology Inc.	10,480	56
*	Codexis Inc.	2,479	55
*	Cytokinetics Inc.	2,958	55
*	Omeros Corp.	2,780	55
*	Progyny Inc.	1,276	54
*	Cerus Corp.	8,581	53
*	Krystal Biotech Inc.	671	53
*	Tivity Health Inc.	2,236	53
*	Zogenix Inc.	2,515	53
*	Dynavax Technologies Corp.	5,886	52
*	Madrigal Pharmaceuticals Inc.	426	52
*	Viela Bio Inc.	963	51
*	Brookdale Senior Living Inc.	8,562	50
*	Karyopharm Therapeutics Inc.	3,592	50
*	Orthofix Medical Inc.	1,073	50
*	Replimune Group Inc.	1,456	50
*	Keros Therapeutics Inc.	742	49
*	Coherus Biosciences Inc.	2,959	48
*	NextGen Healthcare Inc.	2,543	48
*	ORIC Pharmaceuticals Inc.	1,488	48
*	Y-mAbs Therapeutics Inc.	1,328	47
*	Athenex Inc.	3,771	46
*,1	NantKwest Inc.	1,407	46
*	Nkarta Inc.	952	46
*	Collegium Pharmaceutical Inc.	1,906	45
*	Inogen Inc.	838	44
*	Meridian Bioscience Inc.	2,085	44
*	Mersana Therapeutics Inc.	2,429	44
*	Rhythm Pharmaceuticals Inc.	1,683	44
*	Surgery Partners Inc.	1,102	44
*	Berkeley Lights Inc.	716	44
*	Apollo Medical Holdings Inc.	1,721	43
*	Epizyme Inc.	4,528	43
*	Tabula Rasa HealthCare Inc.	1,050	43
*	Vanda Pharmaceuticals Inc.	2,328	43
*	Alector Inc.	2,349	43
*	CorVel Corp.	411	42
*	CryoLife Inc.	1,659	42
*	SI-BONE Inc.	1,332	42
*	Tactile Systems Technology Inc.	830	42
*	TransMedics Group Inc.	1,174	42
*	Prothena Corp. plc	1,885	42
*	Pulmonx Corp.	744	42
26

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Atrion Corp.	66	41
*	Stoke Therapeutics Inc.	690	41
*	Natus Medical Inc.	1,539	40
*	AdaptHealth Corp. Class A	1,305	40
*	Castle Biosciences Inc.	528	40
*	Albireo Pharma Inc.	1,150	40
*	Applied Molecular Transport Inc.	812	40
*	Arcutis Biotherapeutics Inc.	1,162	40
*	Alphatec Holdings Inc.	2,455	39
	National HealthCare Corp.	566	39
*	Radius Health Inc.	2,103	39
*	Varex Imaging Corp.	1,680	39
*	Dermtech Inc.	591	39
*	Allovir Inc.	1,074	39
*	Spectrum Pharmaceuticals Inc.	11,158	38
*	ALX Oncology Holdings Inc.	470	38
*	Forma Therapeutics Holdings Inc.	988	38
*	Aerie Pharmaceuticals Inc.	1,995	37
	LeMaitre Vascular Inc.	712	37
*	Accolade Inc.	834	37
*	AngioDynamics Inc.	1,731	36
*	Hanger Inc.	1,623	36
	National Research Corp.	694	36
*	Black Diamond Therapeutics Inc.	1,293	36
*	Prelude Therapeutics Inc.	577	36
*	Constellation Pharmaceuticals Inc.	1,397	35
*,1	Esperion Therapeutics Inc.	1,261	35
*	G1 Therapeutics Inc.	1,590	35
*	RadNet Inc.	1,918	35
*	Syndax Pharmaceuticals Inc.	1,428	35
*	Outset Medical Inc.	710	35
*	C4 Therapeutics Inc.	807	35
*	AnaptysBio Inc.	1,171	34
*	BioLife Solutions Inc.	869	34
*	Cara Therapeutics Inc.	1,837	34
*	Community Health Systems Inc.	3,913	34
*	Five Prime Therapeutics Inc.	1,533	34
*	Innoviva Inc.	3,003	34
*	Rigel Pharmaceuticals Inc.	8,116	34
*	Theravance Biopharma Inc.	2,064	34
*	Sutro Biopharma Inc.	1,534	34
*	Kymera Therapeutics Inc.	714	34
*	Shattuck Labs Inc.	825	34
*	Axogen Inc.	1,495	33
*,1	CEL-SCI Corp.	1,835	33
*	Kadmon Holdings Inc.	7,163	33
*	PetIQ Inc. Class A	948	33
*	Personalis Inc.	1,076	33
*	Inari Medical Inc.	318	33
*	iTeos Therapeutics Inc.	805	33
*	PMV Pharmaceuticals Inc.	869	33
*	IVERIC bio Inc.	5,157	32
*	OrthoPediatrics Corp.	581	32
*	Precision BioSciences Inc.	2,657	32
*	Aspira Women's Health Inc.	4,649	32
*	Generation Bio Co.	918	32
*	Praxis Precision Medicines Inc.	728	32
*	Antares Pharma Inc.	7,322	31
*	Intersect ENT Inc.	1,362	31
*	OraSure Technologies Inc.	2,945	31
*	Surmodics Inc.	593	31
27

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	ChromaDex Corp.	2,116	30
*	Intercept Pharmaceuticals Inc.	1,404	30
*	OptimizeRx Corp.	567	30
*	IGM Biosciences Inc.	340	30
*	NGM Biopharmaceuticals Inc.	1,121	30
*	Precigen Inc.	3,604	30
*	Passage Bio Inc.	1,666	30
*	VBI Vaccines Inc.	9,019	30
*	Immunovant Inc.	1,925	30
*	Eargo Inc.	521	30
*	Amneal Pharmaceuticals Inc.	5,436	29
*	Amphastar Pharmaceuticals Inc.	1,665	29
*	Anavex Life Sciences Corp.	2,261	29
*	Protagonist Therapeutics Inc.	1,246	29
*,1	iBio Inc.	16,667	29
*	Kronos Bio Inc.	990	29
*	Agenus Inc.	7,076	28
*	SeaSpine Holdings Corp.	1,492	28
*	TCR2 Therapeutics Inc.	1,039	28
*	Organogenesis Holdings Inc. Class A	1,812	28
*	Nurix Therapeutics Inc.	798	28
*	HealthStream Inc.	1,152	27
*	Bioxcel Therapeutics Inc.	511	27
*	Provention Bio Inc.	2,073	26
*	Triple-S Management Corp. Class B	1,021	26
*	Cortexyme Inc.	757	26
*	Aligos Therapeutics Inc.	904	26
*	Gossamer Bio Inc.	2,672	25
*	Morphic Holding Inc.	691	25
*	Ardelyx Inc.	3,643	24
*	Joint Corp.	594	24
*	Harmony Biosciences Holdings Inc.	668	24
*	Dyne Therapeutics Inc.	1,318	24
*	Akebia Therapeutics Inc.	6,557	23
*	Cutera Inc.	661	23
*	Vapotherm Inc.	935	23
*	Relmada Therapeutics Inc.	678	23
*	Affimed NV	3,967	23
*	Avidity Biosciences Inc.	968	23
*	Ontrak Inc.	390	23
*	Athira Pharma Inc.	1,060	23
*	Anika Therapeutics Inc.	605	22
*	Durect Corp.	9,795	22
*	Inozyme Pharma Inc.	1,090	22
*	Phathom Pharmaceuticals Inc.	495	22
*	Clovis Oncology Inc.	3,582	21
*	MEI Pharma Inc.	5,586	21
*	Atreca Inc. Class A	1,229	21
*	Vaxcyte Inc.	898	21
*	Marinus Pharmaceuticals Inc.	1,419	21
*	Tarsus Pharmaceuticals Inc.	579	21
*	Athersys Inc.	9,892	20
*	Crinetics Pharmaceuticals Inc.	1,310	20
*	Syros Pharmaceuticals Inc.	2,419	20
*	Verastem Inc.	8,439	20
*	Viking Therapeutics Inc.	3,013	20
*	iCAD Inc.	1,085	20
*	Vaxart Inc.	2,757	20
*	Accuray Inc.	3,840	19
*	Chimerix Inc.	1,938	19
*	Cue Biopharma Inc.	1,361	19
28

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Eagle Pharmaceuticals Inc.	434	19
	Phibro Animal Health Corp. Class A	875	19
*	Kiniksa Pharmaceuticals Ltd. Class A	914	19
*	Akero Therapeutics Inc.	612	19
*	Pulse Biosciences Inc.	634	19
*,1	Retractable Technologies Inc.	1,215	19
*	Inhibrx Inc.	727	19
*	Co-Diagnostics Inc.	1,277	18
*	Flexion Therapeutics Inc.	1,640	18
*	Geron Corp. (XNGS)	10,083	18
*	Homology Medicines Inc.	1,719	18
*	Annexon Inc.	605	18
*	Apyx Medical Corp.	1,669	17
*	Avrobio Inc.	1,510	17
*	Catalyst Pharmaceuticals Inc.	4,325	17
*	Fluidigm Corp.	3,605	17
*	KalVista Pharmaceuticals Inc.	502	17
*	Misonix Inc.	1,025	17
*	UroGen Pharma Ltd.	873	17
*	Acutus Medical Inc.	810	17
*	Neoleukin Therapeutics Inc.	1,448	17
*	BioDelivery Sciences International Inc.	3,889	16
*	CytomX Therapeutics Inc.	2,012	16
*	Gritstone Oncology Inc.	1,201	16
*	Rubius Therapeutics Inc.	1,548	16
*	TherapeuticsMD Inc.	10,315	16
*	ViewRay Inc.	3,608	16
*	Stereotaxis Inc.	2,249	16
*	Viemed Healthcare Inc.	1,687	16
*	Aeglea BioTherapeutics Inc.	1,968	15
*	Cymabay Therapeutics Inc.	3,124	15
*	Kala Pharmaceuticals Inc.	1,970	15
*	Molecular Templates Inc.	1,371	15
*	SIGA Technologies Inc.	2,399	15
*	Checkpoint Therapeutics Inc.	4,248	14
*	CorMedix Inc.	944	14
*	CytoSorbents Corp.	1,520	14
*	Lexicon Pharmaceuticals Inc.	1,895	14
*	Milestone Scientific Inc.	3,664	14
*	Selecta Biosciences Inc.	3,410	14
*	Sientra Inc.	1,785	14
*	XOMA Corp.	380	14
*	Applied Therapeutics Inc.	641	14
*	Quotient Ltd.	3,068	14
*	Accelerate Diagnostics Inc.	1,288	13
	Invacare Corp.	1,478	13
*	Puma Biotechnology Inc.	1,334	13
*	InfuSystem Holdings Inc.	747	13
*	Calithera Biosciences Inc.	3,933	12
*	Evolus Inc.	992	12
*	Fortress Biotech Inc.	3,086	12
*	Harrow Health Inc.	1,565	12
*	Harvard Bioscience Inc.	2,837	12
*	Kindred Biosciences Inc.	2,745	12
*	Paratek Pharmaceuticals Inc.	1,534	12
	Utah Medical Products Inc.	147	12
*	Zynex Inc.	854	12
*	ANI Pharmaceuticals Inc.	414	12
*	Akouos Inc.	565	12
*	Ideaya Biosciences Inc.	608	12
*	Pliant Therapeutics Inc.	375	12
29

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Genprex Inc.	2,416	12
*	Eiger BioPharmaceuticals Inc.	1,066	11
*	Odonate Therapeutics Inc.	544	11
*	XBiotech Inc.	564	11
*	MeiraGTx Holdings plc	709	11
*	Chinook Therapeutics Inc.	656	11
*	Maravai LifeSciences Holdings Inc. Class A	333	11
*	Magenta Therapeutics Inc.	975	10
*	MediciNova Inc.	1,779	10
*	WaVe Life Sciences Ltd.	1,067	10
*	Agile Therapeutics Inc.	3,401	10
*	Evelo Biosciences Inc.	837	10
*	Spero Therapeutics Inc.	571	10
*	Rapt Therapeutics Inc.	540	10
*	Oncorus Inc.	637	10
*	VYNE Therapeutics Inc.	1,379	10
*	Lannett Co. Inc.	1,456	9
*	UNITY Biotechnology Inc.	1,287	9
*	Orgenesis Inc.	1,332	9
*	VolitionRX Ltd.	2,272	9
*	Neubase Therapeutics Inc.	926	9
*	Abeona Therapeutics Inc.	3,472	8
*	AcelRx Pharmaceuticals Inc.	4,174	8
*	Assembly Biosciences Inc.	1,559	8
*	Catalyst Biosciences Inc.	1,396	8
*	Corbus Pharmaceuticals Holdings Inc.	3,693	8
*	FONAR Corp.	401	8
*	Galectin Therapeutics Inc.	3,622	8
*	Jounce Therapeutics Inc.	739	8
*	Oncocyte Corp.	1,689	8
*	Aquestive Therapeutics Inc.	1,672	8
*	Aptinyx Inc. Class A	2,161	8
*	Fennec Pharmaceuticals Inc.	1,081	8
*	Concert Pharmaceuticals Inc.	1,051	7
*	IntriCon Corp.	309	7
*	Solid Biosciences Inc.	911	7
*	Tricida Inc.	1,382	7
*	Verrica Pharmaceuticals Inc.	542	7
*	Xeris Pharmaceuticals Inc.	1,237	7
*	Exicure Inc.	3,202	7
*	NantHealth Inc.	1,762	7
*	NextCure Inc.	646	7
*	Tyme Technologies Inc.	3,607	7
*	BeyondSpring Inc.	550	7
*	Fulcrum Therapeutics Inc.	548	7
*	Applied Genetic Technologies Corp.	1,291	7
*	Kezar Life Sciences Inc.	1,334	7
*	Tela Bio Inc.	442	7
*	Nymox Pharmaceutical Corp.	2,641	7
*	Sotera Health Co.	259	7
*	Ortho Clinical Diagnostics Holdings plc	407	7
*	CASI Pharmaceuticals Inc.	2,498	6
*	Chiasma Inc.	1,438	6
*	Dyadic International Inc.	1,031	6
*	Enzo Biochem Inc.	1,946	6
*	iRadimed Corp.	262	6
*	Voyager Therapeutics Inc.	1,055	6
*	BrainStorm Cell Therapeutics Inc.	1,363	6
*	Electromed Inc.	591	6
*	Harpoon Therapeutics Inc.	304	6
*	Pieris Pharmaceuticals Inc.	2,101	6
30

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Hookipa Pharma Inc.	473	6
*	Ovid therapeutics Inc.	2,115	6
*	ContraFect Corp.	1,126	6
*	Surgalign Holdings Inc.	2,555	6
*	Strongbridge Biopharma plc	2,024	6
*	Eloxx Pharmaceuticals Inc.	1,114	5
*	Evofem Biosciences Inc.	1,322	5
*	GlycoMimetics Inc.	1,587	5
*	La Jolla Pharmaceutical Co.	991	5
*	Mustang Bio Inc.	1,545	5
*	X4 Pharmaceuticals Inc.	556	5
*	ADMA Biologics Inc.	2,351	5
*	Repro-Med Systems Inc.	1,258	5
*	Cabaletta Bio Inc.	430	5
*	Oyster Point Pharma Inc.	251	5
*	Cidara Therapeutics Inc.	2,198	5
*	Aravive Inc.	626	4
*	BioSig Technologies Inc.	888	4
*	Cyclerion Therapeutics Inc.	1,008	4
*	Minerva Neurosciences Inc.	1,384	4
*	Optinose Inc.	1,002	4
*	Savara Inc.	2,429	4
*	Mirum Pharmaceuticals Inc.	211	4
*	Exagen Inc.	194	4
*,2	Tobira Therapeutics	937	4
*	Lensar Inc.	420	4
*	Certara Inc.	115	4
*	BioAtla Inc.	81	4
*	Signify Health Inc. Class A	129	4
*	Marker Therapeutics Inc.	1,413	3
*	Recro Pharma Inc.	800	3
*	Rockwell Medical Inc.	2,346	3
*	Catabasis Pharmaceuticals Inc.	1,204	3
*	LogicBio Therapeutics Inc.	357	3
*	Soliton Inc.	247	3
*	Kaleido Biosciences Inc.	358	3
*	Satsuma Pharmaceuticals Inc.	560	3
*	Liquidia Corp.	1,138	3
*	89bio Inc.	131	3
*	Pandion Therapeutics Inc.	56	3
*	Cerecor Inc.	1,001	3
*	IMARA Inc.	253	3
*	NexImmune Inc.	100	3
*	Talis Biomedical Corp.	186	3
*	Enochian Biosciences Inc.	621	2
*	Aprea Therapeutics Inc.	294	2
*	Osmotica Pharmaceuticals plc	519	2
*	Graybug Vision Inc.	118	2
*	Taysha Gene Therapies Inc.	63	2
*	Foghorn Therapeutics Inc.	90	2
*	Spruce Biosciences Inc.	75	2
*	Cullinan Management Inc.	59	2
*	Apria Inc.	72	2
*	Bolt Biotherapeutics Inc.	77	2
*,2	Alder Biopharmaceuticals Inc.	1,247	1
*	Codiak Biosciences Inc.	78	1
*	Angion Biomedica Corp.	70	1
*	Decibel Therapeutics Inc.	60	1
*	Landos Biopharma Inc.	69	1
*,2	Elanco Animal Health Inc.	1,951	—
*,2	Synergy Pharmaceuticals Inc.	12,927	—
31

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Progenity Inc.	82	—
*,2	Progenics Pharmaceuticals Inc.	4,323	—
*,2	Clinical Data CVR	32	—
*,2	Omthera Pharmaceutical CVR	152	—
			256,369
Industrials (13.9%)
	Visa Inc. Class A	84,103	17,863
	Mastercard Inc. Class A	43,989	15,566
*	PayPal Holdings Inc.	58,591	15,225
	Accenture plc Class A	31,745	7,965
	Honeywell International Inc.	35,098	7,102
	Union Pacific Corp.	33,840	6,970
	Caterpillar Inc.	26,981	5,825
	Boeing Co.	26,659	5,652
	United Parcel Service Inc. Class B	35,720	5,638
	General Electric Co.	432,715	5,426
	Raytheon Technologies Corp.	71,244	5,129
	3M Co.	28,035	4,908
	Deere & Co.	14,036	4,900
	American Express Co.	32,742	4,429
	Fidelity National Information Services Inc.	30,833	4,255
*	Square Inc. Class A	18,403	4,233
	Lockheed Martin Corp.	12,344	4,077
	Automatic Data Processing Inc.	21,436	3,730
	CSX Corp.	38,042	3,483
*	Fiserv Inc.	28,589	3,298
	Norfolk Southern Corp.	12,791	3,224
	Illinois Tool Works Inc.	15,764	3,187
	FedEx Corp.	12,028	3,061
	Global Payments Inc.	14,843	2,939
	Sherwin-Williams Co.	4,117	2,801
	Capital One Financial Corp.	22,424	2,695
	Eaton Corp. plc	19,909	2,592
	Emerson Electric Co.	29,606	2,543
	Northrop Grumman Corp.	7,784	2,270
	General Dynamics Corp.	12,699	2,076
	Johnson Controls International plc	36,433	2,033
	DuPont de Nemours Inc.	26,842	1,888
	Cummins Inc.	7,346	1,860
	Parker-Hannifin Corp.	6,426	1,844
	Trane Technologies plc	11,951	1,831
	PPG Industries Inc.	11,756	1,585
	Carrier Global Corp.	43,394	1,585
	PACCAR Inc.	16,949	1,542
*	TransDigm Group Inc.	2,619	1,510
	Paychex Inc.	16,091	1,465
	Cintas Corp.	4,462	1,447
	Rockwell Automation Inc.	5,784	1,407
	Ball Corp.	15,829	1,352
	Stanley Black & Decker Inc.	7,722	1,350
	AMETEK Inc.	11,433	1,349
*	Keysight Technologies Inc.	9,371	1,326
*	Mettler-Toledo International Inc.	1,176	1,312
	Verisk Analytics Inc. Class A	7,941	1,301
	Otis Worldwide Corp.	20,397	1,300
*	Zebra Technologies Corp. Class A	2,592	1,295
	Synchrony Financial	30,004	1,161
*	FleetCor Technologies Inc.	4,153	1,152
	Vulcan Materials Co.	6,625	1,106
*	United Rentals Inc.	3,552	1,056
	Martin Marietta Materials Inc.	3,131	1,055
32

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Old Dominion Freight Line Inc.	4,787	1,028
*	Generac Holdings Inc.	3,055	1,007
	Kansas City Southern	4,693	997
	Equifax Inc. (XNYS)	6,077	984
	Fortive Corp.	14,946	984
*	Trimble Inc.	12,275	910
	Dover Corp.	7,253	894
	Xylem Inc.	8,817	878
	Amcor plc	79,138	866
*	StoneCo. Ltd. Class A	9,939	853
	WW Grainger Inc.	2,257	841
*	Waters Corp.	3,067	840
*	Ingersoll Rand Inc.	17,092	792
	TransUnion	9,378	790
	Expeditors International of Washington Inc.	8,437	775
	Jacobs Engineering Group Inc.	6,466	744
	IDEX Corp.	3,763	734
	Masco Corp.	12,971	690
*	Teledyne Technologies Inc.	1,834	680
	Cognex Corp.	8,184	676
*	Fair Isaac Corp.	1,428	653
	Westinghouse Air Brake Technologies Corp.	8,970	650
	Packaging Corp. of America	4,738	626
	Crown Holdings Inc.	6,444	616
	JB Hunt Transport Services Inc.	4,185	615
	CH Robinson Worldwide Inc.	6,591	599
*	Bill.Com Holdings Inc.	3,595	593
	Graco Inc.	8,216	570
	Quanta Services Inc.	6,782	569
	Jack Henry & Associates Inc.	3,818	567
	Textron Inc.	11,240	566
	Snap-on Inc.	2,716	552
	Howmet Aerospace Inc.	19,508	548
	Nordson Corp.	2,838	546
	Westrock Co.	12,520	546
*	XPO Logistics Inc.	4,626	539
*	Trex Co. Inc.	5,858	537
	Toro Co.	5,322	536
	Booz Allen Hamilton Holding Corp. Class A	6,714	518
	Allegion plc	4,713	513
*	Axon Enterprise Inc.	3,087	511
	RPM International Inc.	6,295	501
	Western Union Co.	20,585	478
	Lennox International Inc.	1,697	475
	Hubbell Inc. Class B	2,614	464
*	WEX Inc.	2,201	459
	Pentair plc	8,129	455
*	Sensata Technologies Holding plc	7,778	446
*	Builders FirstSource Inc.	10,236	443
	MKS Instruments Inc.	2,679	442
*	AECOM	7,487	433
	Owens Corning	5,290	429
	HEICO Corp. Class A	3,664	424
	Robert Half International Inc.	5,430	422
	AptarGroup Inc.	3,201	416
	Watsco Inc.	1,644	400
	A O Smith Corp.	6,680	397
*	Middleby Corp.	2,702	396
	AGCO Corp.	3,030	392
	Genpact Ltd.	9,518	385
	Donaldson Co. Inc.	6,490	382
33

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Carlisle Cos. Inc.	2,606	379
*	Euronet Worldwide Inc.	2,448	368
	Tetra Tech Inc.	2,660	368
*	Berry Global Group Inc.	6,576	364
*	Paylocity Holding Corp.	1,901	363
	Huntington Ingalls Industries Inc.	2,024	356
	Oshkosh Corp.	3,312	351
	ITT Inc.	4,219	350
	CoreLogic Inc.	3,994	338
	Brunswick Corp.	3,796	335
	FLIR Systems Inc.	6,263	334
	Sealed Air Corp.	7,810	327
	Lincoln Electric Holdings Inc.	2,761	326
	Advanced Drainage Systems Inc.	2,901	319
	Woodward Inc.	2,783	318
*	Coherent Inc.	1,285	311
*	TopBuild Corp.	1,609	306
	Landstar System Inc.	1,889	303
	Littelfuse Inc.	1,146	298
	MSA Safety Inc.	1,827	294
	HEICO Corp.	2,314	291
*	Axalta Coating Systems Ltd.	10,597	290
	Sonoco Products Co.	4,834	288
	BWX Technologies Inc.	4,860	282
	Knight-Swift Transportation Holdings Inc.	6,504	281
	Regal Beloit Corp.	2,021	276
	MDU Resources Group Inc.	9,717	273
	ManpowerGroup Inc.	2,852	269
	Louisiana-Pacific Corp.	5,509	262
*	Chart Industries Inc.	1,823	261
	EMCOR Group Inc.	2,653	258
*	Saia Inc.	1,279	256
	MAXIMUS Inc.	3,098	252
*	Itron Inc.	2,124	249
	Eagle Materials Inc.	1,971	247
	Flowserve Corp.	6,478	240
	Exponent Inc.	2,471	238
*	ASGN Inc.	2,557	238
*	Vontier Corp.	7,532	237
	Air Lease Corp. Class A	5,152	236
	Crane Co.	2,811	236
	Valmont Industries Inc.	999	236
	Acuity Brands Inc.	1,902	235
*	MasTec Inc.	2,712	235
*	Colfax Corp.	5,207	231
	John Bean Technologies Corp.	1,557	230
	KBR Inc.	7,368	228
	Curtiss-Wright Corp.	2,052	227
*	WillScot Mobile Mini Holdings Corp. Class A	8,124	225
*	ACI Worldwide Inc.	5,737	220
	Allison Transmission Holdings Inc.	5,740	218
	Spirit AeroSystems Holdings Inc. Class A	5,012	215
	Alliance Data Systems Corp.	2,206	213
	Graphic Packaging Holding Co.	13,264	211
	Armstrong World Industries Inc.	2,380	204
*	FTI Consulting Inc.	1,772	203
*	WESCO International Inc.	2,520	202
	Simpson Manufacturing Co. Inc.	2,062	201
*	Proto Labs Inc.	1,369	199
	UniFirst Corp.	817	198
	nVent Electric plc	7,463	196
34

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	MSC Industrial Direct Co. Inc. Class A	2,238	193
	Aerojet Rocketdyne Holdings Inc.	3,752	192
*	AZEK Co. Inc. Class A	4,334	191
	Brink's Co.	2,472	190
	Hillenbrand Inc.	4,052	188
	Ryder System Inc.	2,712	184
*	Mercury Systems Inc.	2,712	177
	Triton International Ltd.	3,052	176
	EnerSys	1,933	175
	Franklin Electric Co. Inc.	2,338	175
*	Kirby Corp.	2,802	175
	Altra Industrial Motion Corp.	3,010	174
*	Resideo Technologies Inc.	7,181	172
*	AMN Healthcare Services Inc.	2,365	172
	GATX Corp.	1,784	170
*	Kratos Defense & Security Solutions Inc.	6,130	169
	Badger Meter Inc.	1,524	165
	AAON Inc.	2,141	165
	Kennametal Inc.	4,353	163
*	TriNet Group Inc.	2,035	163
	Applied Industrial Technologies Inc.	1,893	162
	HB Fuller Co.	2,885	162
*	Atkore Inc.	2,331	158
*	Summit Materials Inc. Class A	5,700	158
	Korn Ferry	2,535	156
	Silgan Holdings Inc.	4,103	154
	Insperity Inc.	1,730	153
	Terex Corp.	3,725	153
*	Gibraltar Industries Inc.	1,723	151
	Watts Water Technologies Inc. Class A	1,293	148
*	SPX FLOW Inc.	2,374	146
	Trinity Industries Inc.	4,524	145
*	Livent Corp.	7,594	141
*	Beacon Roofing Supply Inc.	2,926	140
	Matson Inc.	1,961	136
	ABM Industries Inc.	3,121	135
	Albany International Corp. Class A	1,690	134
*	Allegheny Technologies Inc.	6,829	134
*	Bloom Energy Corp. Class A	4,699	134
	Maxar Technologies Inc.	2,805	134
*	ExlService Holdings Inc.	1,545	131
*	Virgin Galactic Holdings Inc.	3,432	128
*	Dycom Industries Inc.	1,648	126
	Werner Enterprises Inc.	2,900	124
	ESCO Technologies Inc.	1,165	123
	Barnes Group Inc.	2,306	121
	Macquarie Infrastructure Corp.	3,866	121
*	Masonite International Corp.	1,103	121
*,3	API Group Corp.	6,420	119
	ManTech International Corp. Class A	1,489	116
	Moog Inc. Class A	1,475	115
	Brady Corp. Class A	2,150	113
*	Green Dot Corp. Class A	2,372	112
	Installed Building Products Inc.	1,024	112
	Fluor Corp.	6,440	111
	Forward Air Corp.	1,278	110
*	SPX Corp.	1,982	110
	Helios Technologies Inc.	1,659	109
*	Hub Group Inc. Class A	1,887	109
	EVERTEC Inc.	2,773	108
*	AeroVironment Inc.	975	107
35

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Meritor Inc.	3,342	102
*	Welbilt Inc.	6,373	102
	Comfort Systems USA Inc.	1,638	101
*	CryoPort Inc.	1,699	101
	Encore Wire Corp.	1,524	100
*	Navistar International Corp.	2,275	100
	Cubic Corp.	1,431	99
*	Herc Holdings Inc.	1,127	99
	Federal Signal Corp.	2,684	98
*	Vicor Corp.	994	98
	Lindsay Corp.	605	97
	Alamo Group Inc.	606	93
*	Verra Mobility Corp. Class A	6,488	92
*	Pluralsight Inc. Class A	4,427	91
*	FARO Technologies Inc.	966	90
	Granite Construction Inc.	2,628	90
	Belden Inc.	2,020	89
*	JELD-WEN Holding Inc.	3,004	89
	Mueller Water Products Inc. Class A	6,914	89
*	Cimpress plc	880	87
	CSW Industrials Inc.	688	86
	TTEC Holdings Inc.	1,026	86
	Kadant Inc.	489	85
	Schneider National Inc. Class B	3,660	85
	McGrath RentCorp.	1,085	84
	Primoris Services Corp.	2,517	84
	O-I Glass Inc.	7,129	83
	EnPro Industries Inc.	992	80
	Patrick Industries Inc.	991	78
*	Repay Holdings Corp. Class A	3,430	75
	AZZ Inc.	1,414	72
*	Vivint Smart Home Inc.	4,226	72
	Otter Tail Corp.	1,762	71
*,1	Workhorse Group Inc.	4,418	71
*	American Woodmark Corp.	753	70
	ArcBest Corp.	1,190	70
	Greenbrier Cos. Inc.	1,488	70
	Deluxe Corp.	1,748	69
	ICF International Inc.	832	69
*	OSI Systems Inc.	724	69
*	Air Transport Services Group Inc.	2,556	68
	MTS Systems Corp.	1,161	68
*	TriMas Corp.	2,023	68
*	Atlas Air Worldwide Holdings Inc.	1,214	67
*	CBIZ Inc.	2,210	67
*	GMS Inc.	1,835	67
*	Sykes Enterprises Inc.	1,617	66
*	Cardtronics plc Class A	1,708	66
	Raven Industries Inc.	1,647	65
	Astec Industries Inc.	948	64
	ADT Inc.	8,453	64
*	Textainer Group Holdings Ltd.	2,442	64
	Myers Industries Inc.	2,824	63
*	Ferro Corp.	3,883	62
	Griffon Corp.	2,505	62
	AAR Corp.	1,570	62
	Kaman Corp.	1,227	60
	Mesa Laboratories Inc.	222	60
	Tennant Co.	792	60
*	SEACOR Holdings Inc.	1,293	55
	Standex International Corp.	562	55
36

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Enerpac Tool Group Corp. Class A	2,226	55
	Columbus McKinnon Corp.	1,069	54
*	Huron Consulting Group Inc.	1,042	53
*	PGT Innovations Inc.	2,229	53
	Shyft Group Inc.	1,625	53
*	Parsons Corp.	1,458	52
	Douglas Dynamics Inc.	1,028	50
*	Evo Payments Inc. Class A	1,948	50
*	NV5 Global Inc.	481	50
	Heartland Express Inc.	2,622	48
	H&E Equipment Services Inc.	1,513	47
	Kforce Inc.	899	46
	Apogee Enterprises Inc.	1,177	44
	Marten Transport Ltd.	2,727	44
*	Great Lakes Dredge & Dock Corp.	2,813	43
*	MYR Group Inc.	730	43
*	Conduent Inc.	7,860	42
	Greif Inc. Class A	833	40
	Hyster-Yale Materials Handling Inc.	469	40
*	U.S. Concrete Inc.	771	40
	Greif Inc. Class B	794	39
	Wabash National Corp.	2,381	39
	Frontline Ltd.	5,663	38
*	Echo Global Logistics Inc.	1,313	37
*	TrueBlue Inc.	1,778	37
	Chase Corp.	336	36
	Quanex Building Products Corp.	1,466	36
*	Aegion Corp. Class A	1,362	35
*	Construction Partners Inc. Class A	1,213	35
*	SP Plus Corp.	1,068	35
*	Dorian LPG Ltd.	2,831	35
*	Donnelley Financial Solutions Inc.	1,291	34
	Triumph Group Inc.	2,299	34
*	ExOne Co.	988	34
	Argan Inc.	655	33
*	CIRCOR International Inc.	903	32
	Heidrick & Struggles International Inc.	885	32
	Scorpio Tankers Inc.	2,145	32
	CAI International Inc.	709	31
	Kelly Services Inc. Class A	1,494	31
*	Modine Manufacturing Co.	2,245	31
*	Thermon Group Holdings Inc.	1,534	31
	SFL Corp. Ltd.	4,054	31
*	Lydall Inc.	872	30
*	Gates Industrial Corp. plc	2,014	30
	Pactiv Evergreen Inc.	2,153	30
*	BrightView Holdings Inc.	1,832	29
	Cass Information Systems Inc.	669	29
*	Energy Recovery Inc.	1,662	29
*	Vectrus Inc.	527	29
*	Montrose Environmental Group Inc.	587	29
*	Ducommun Inc.	513	28
*	Sterling Construction Co. Inc.	1,217	28
	DHT Holdings Inc.	4,903	27
*	Aspen Aerogels Inc.	1,187	26
	Insteel Industries Inc.	854	26
*	Manitowoc Co. Inc.	1,566	26
*	Ranpak Holdings Corp. Class A	1,459	26
*	Tutor Perini Corp.	1,778	26
	Gorman-Rupp Co.	790	25
	Barrett Business Services Inc.	343	24
37

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Cornerstone Building Brands Inc.	2,074	24
	Ennis Inc.	1,139	23
*	Forterra Inc.	999	23
*	PAE Inc.	2,862	23
*	DXP Enterprises Inc.	725	22
*	I3 Verticals Inc. Class A	668	22
	Luxfer Holdings plc	1,163	22
	Costamare Inc.	2,282	22
	Ardagh Group SA	885	22
	Miller Industries Inc.	503	20
*	Titan Machinery Inc.	818	20
*	Willdan Group Inc.	461	20
	International Seaways Inc.	1,133	20
*	Luna Innovations Inc.	1,629	19
*	Cross Country Healthcare Inc.	1,644	18
*	ShotSpotter Inc.	423	18
	Nordic American Tankers Ltd.	6,160	18
*	Blue Bird Corp.	687	17
	CRA International Inc.	313	17
*	GreenSky Inc. Class A	3,136	17
	REV Group Inc.	1,390	17
	Resources Connection Inc.	1,356	17
*	Acacia Research Corp.	2,278	16
*	Astronics Corp.	1,006	16
*	IES Holdings Inc.	339	16
	Kronos Worldwide Inc.	1,086	16
*	Team Inc.	1,463	16
	Allied Motion Technologies Inc.	318	15
*	Napco Security Technologies Inc.	479	15
*	UFP Technologies Inc.	307	15
*	Vishay Precision Group Inc.	454	15
*	Northwest Pipe Co.	399	14
*	Transcat Inc.	315	14
	U.S. Lime & Minerals Inc.	102	14
	VSE Corp.	369	14
	LSI Industries Inc.	1,412	13
	Park-Ohio Holdings Corp.	406	13
*	Veritiv Corp.	533	13
	Caesarstone Ltd.	1,004	13
	Park Aerospace Corp.	830	12
	Powell Industries Inc.	401	12
*	Radiant Logistics Inc.	1,707	12
*	CECO Environmental Corp.	1,327	11
*	Franklin Covey Co.	415	11
*	Lawson Products Inc.	194	10
	Preformed Line Products Co.	141	10
	Hurco Cos. Inc.	306	10
*	Covenant Logistics Group Inc. Class A	501	9
*	Daseke Inc.	1,655	9
*	HC2 Holdings Inc.	2,609	9
*	U.S. Xpress Enterprises Inc. Class A	991	9
	Universal Logistics Holdings Inc.	391	9
	Genco Shipping & Trading Ltd.	831	9
*	L B Foster Co. Class A	495	8
*	GP Strategies Corp.	588	8
*	PFSweb Inc.	1,198	8
*	ServiceSource International Inc.	5,054	8
*	Willis Lease Finance Corp.	253	8
*	StarTek Inc.	936	8
*	Diamond S Shipping Inc.	978	8
*	Alpha Pro Tech Ltd.	604	8
38

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Eagle Bulk Shipping Inc.	267	8
*	DHI Group Inc.	2,292	7
	EVI Industries Inc.	183	7
*	Mistras Group Inc.	907	7
*	Overseas Shipholding Group Inc. Class A	3,028	7
	Quad/Graphics Inc.	1,561	7
	Graham Corp.	452	7
*	Gencor Industries Inc.	426	6
*	Information Services Group Inc.	1,668	6
*	Paysign Inc.	1,416	6
*	Safe Bulkers Inc.	2,359	6
	BGSF Inc.	449	6
*	Concrete Pumping Holdings Inc.	795	5
*	Orion Energy Systems Inc.	583	5
	Ardmore Shipping Corp.	1,377	5
*	Mayville Engineering Co. Inc.	367	5
*	Affirm Holdings Inc.	59	5
	Eneti Inc.	250	5
*	PAM Transportation Services Inc.	68	4
*	Target Hospitality Corp.	1,517	3
*	Wrap Technologies Inc.	558	3
*	Ibex Ltd.	136	3
			270,169
Oil & Gas (0.0%)
*	APA Corp.	19,397	383
Other (0.0%)[4]
*	BM Technologies Inc.	206	2
*,2	Aduro Biotech Inc.	656	1
*,2	Media General Inc. CVR	5,133	—
*,2	NewStar Financial Inc. CVR	943	—
			3
Real Estate (3.4%)
	American Tower Corp.	21,973	4,749
	Prologis Inc.	36,715	3,637
	Crown Castle International Corp.	20,666	3,219
	Equinix Inc.	4,418	2,864
	Digital Realty Trust Inc.	13,924	1,876
	Simon Property Group Inc.	16,203	1,830
	Public Storage	7,496	1,754
*	CoStar Group Inc.	1,945	1,602
	Welltower Inc.	20,996	1,426
	SBA Communications Corp. Class A	5,517	1,408
*	CBRE Group Inc. Class A	16,874	1,279
	Weyerhaeuser Co.	37,515	1,271
	AvalonBay Communities Inc.	7,106	1,249
	Equity Residential	18,633	1,219
	Alexandria Real Estate Equities Inc.	6,726	1,074
	Realty Income Corp.	17,716	1,068
*	Zillow Group Inc. Class C	6,475	1,045
	Ventas Inc.	18,341	970
	Invitation Homes Inc.	28,357	826
	Essex Property Trust Inc.	3,224	821
	Extra Space Storage Inc.	6,327	795
	Sun Communities Inc.	5,183	788
	Mid-America Apartment Communities Inc.	5,790	780
	Healthpeak Properties Inc.	26,440	769
	Boston Properties Inc.	7,602	754
	VICI Properties Inc.	26,280	749
	Duke Realty Corp.	18,669	733
	Medical Properties Trust Inc.	29,885	645
39

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Zillow Group Inc. Class A	3,688	626
	WP Carey Inc.	8,980	615
	UDR Inc.	14,480	596
	Host Hotels & Resorts Inc.	35,426	588
	Equity LifeStyle Properties Inc.	8,574	529
	Iron Mountain Inc.	14,273	497
	Camden Property Trust	4,650	484
	Gaming and Leisure Properties Inc.	10,804	480
	Regency Centers Corp.	8,462	464
	Jones Lang LaSalle Inc.	2,588	450
	VEREIT Inc.	10,832	422
	Omega Healthcare Investors Inc.	11,174	415
	American Homes 4 Rent Class A	13,267	413
	STORE Capital Corp.	12,217	409
	Kimco Realty Corp.	21,213	389
	CyrusOne Inc.	5,815	382
	Lamar Advertising Co. Class A	4,343	376
*	Redfin Corp.	4,911	372
	Federal Realty Investment Trust	3,671	371
	National Retail Properties Inc.	8,469	371
*	RealPage Inc.	4,274	371
	Vornado Realty Trust	8,514	366
	CubeSmart	9,651	357
	Americold Realty Trust	10,132	355
	Kilroy Realty Corp.	5,596	355
	Apartment Income REIT Corp.	7,328	300
	Healthcare Trust of America Inc. Class A	10,975	298
	Life Storage Inc.	3,507	294
	Rexford Industrial Realty Inc.	6,020	287
	American Campus Communities Inc.	6,789	278
	Brixmor Property Group Inc.	14,069	277
	First Industrial Realty Trust Inc.	6,461	276
	EastGroup Properties Inc.	1,993	271
	Douglas Emmett Inc.	7,967	261
	Park Hotels & Resorts Inc.	11,626	253
	SL Green Realty Corp.	3,667	253
	Cousins Properties Inc.	7,164	240
	STAG Industrial Inc.	7,592	240
	CoreSite Realty Corp.	1,912	233
	Spirit Realty Capital Inc.	5,311	228
	Rayonier Inc.	6,632	216
	Hudson Pacific Properties Inc.	8,098	207
	Innovative Industrial Properties Inc.	1,061	207
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,584	202
	Healthcare Realty Trust Inc.	6,947	200
	Ryman Hospitality Properties Inc.	2,590	200
	Highwoods Properties Inc.	4,953	198
*	Howard Hughes Corp.	2,071	196
	QTS Realty Trust Inc. Class A	3,073	191
	JBG SMITH Properties	5,949	189
	Physicians Realty Trust	11,105	189
	Terreno Realty Corp.	3,327	186
	Agree Realty Corp.	2,828	183
	Equity Commonwealth	6,232	176
	EPR Properties	3,780	171
	Sabra Health Care REIT Inc.	9,593	165
	Corporate Office Properties Trust	6,254	163
	PS Business Parks Inc.	1,119	162
	Weingarten Realty Investors	6,162	156
	Lexington Realty Trust	14,468	155
	PotlatchDeltic Corp.	3,010	153
40

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Apple Hospitality REIT Inc.	10,273	146
	Outfront Media Inc.	7,081	144
	National Health Investors Inc.	2,072	141
	Global Net Lease Inc.	7,274	135
	Colony Capital Inc.	22,447	133
	Pebblebrook Hotel Trust	5,870	133
	Sunstone Hotel Investors Inc.	10,035	133
	Essential Properties Realty Trust Inc.	5,504	128
	RLJ Lodging Trust	7,530	118
	National Storage Affiliates Trust	3,033	117
	Xenia Hotels & Resorts Inc.	5,662	113
	Uniti Group Inc.	9,232	110
	Four Corners Property Trust Inc.	4,001	108
	Kennedy-Wilson Holdings Inc.	5,661	106
	Retail Properties of America Inc. Class A	9,691	102
	DiamondRock Hospitality Co.	9,891	100
	Brandywine Realty Trust	7,879	96
	CareTrust REIT Inc.	4,317	96
	Piedmont Office Realty Trust Inc. Class A	5,601	96
	Macerich Co.	7,271	94
	Washington REIT	4,181	94
	Easterly Government Properties Inc.	4,221	93
	Service Properties Trust	7,220	93
	SITE Centers Corp.	6,695	89
	Urban Edge Properties	5,111	84
	Paramount Group Inc.	8,828	82
	Mack-Cali Realty Corp.	5,815	81
	Acadia Realty Trust	4,242	80
	Retail Opportunity Investments Corp.	5,040	80
	Empire State Realty Trust Inc. Class A	7,007	77
*	Realogy Holdings Corp.	5,115	77
	Kite Realty Group Trust	3,952	76
	Monmouth Real Estate Investment Corp.	4,392	76
	St. Joe Co.	1,504	76
*	Cushman & Wakefield plc	4,910	76
	Columbia Property Trust Inc.	5,267	74
	LTC Properties Inc.	1,744	71
	Newmark Group Inc. Class A	6,762	68
	Tanger Factory Outlet Centers Inc.	4,337	68
	Safehold Inc.	882	67
	American Assets Trust Inc.	2,115	66
	Office Properties Income Trust	2,363	60
	Industrial Logistics Properties Trust	2,742	58
	Centerspace	847	58
*	Alexander & Baldwin Inc.	3,291	57
	Independence Realty Trust Inc.	4,081	57
	Diversified Healthcare Trust	11,531	52
	Community Healthcare Trust Inc.	1,123	49
	Getty Realty Corp.	1,737	49
	NexPoint Residential Trust Inc.	1,185	49
	Summit Hotel Properties Inc.	4,722	49
	American Finance Trust Inc.	5,075	45
	Colony Credit Real Estate Inc.	5,331	44
	CoreCivic Inc.	6,008	43
	GEO Group Inc.	5,951	43
	Broadstone Net Lease Inc. Class A	2,249	41
	Global Medical REIT Inc.	2,982	40
	RPT Realty	3,620	40
	Universal Health Realty Income Trust	653	40
*	Marcus & Millichap Inc.	1,043	39
	CatchMark Timber Trust Inc. Class A	3,413	35
41

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Gladstone Commercial Corp.	1,892	35
	Apartment Investment and Management Co. Class A	7,318	35
	Armada Hoffler Properties Inc.	2,600	34
	RE/MAX Holdings Inc. Class A	777	32
	Brookfield Property REIT Inc. Class A	1,768	31
	Seritage Growth Properties Class A	1,533	31
	Chatham Lodging Trust	2,125	30
	RMR Group Inc. Class A	701	28
	UMH Properties Inc.	1,568	27
	Alexander's Inc.	97	26
	Farmland Partners Inc.	2,203	26
	Gladstone Land Corp.	1,380	25
	City Office REIT Inc.	2,401	24
	Franklin Street Properties Corp.	4,706	23
	New Senior Investment Group Inc.	3,730	23
	Urstadt Biddle Properties Inc. Class A	1,341	22
*	Fathom Holdings Inc.	489	21
*	Rafael Holdings Inc. Class B	537	19
	Saul Centers Inc.	532	19
	NETSTREIT Corp.	1,107	19
	Hersha Hospitality Trust Class A	1,621	18
	Preferred Apartment Communities Inc. Class A	2,190	18
	Ares Commercial Real Estate Corp.	1,219	17
	CorePoint Lodging Inc.	1,878	17
	Whitestone REIT	1,797	17
*	FRP Holdings Inc.	329	15
*	Tejon Ranch Co.	938	15
	Plymouth Industrial REIT Inc.	930	14
	CTO Realty Growth Inc.	279	14
*	Forestar Group Inc.	603	13
	One Liberty Properties Inc.	605	13
	Clipper Realty Inc.	1,390	12
	Retail Value Inc.	707	12
	CIM Commercial Trust Corp.	979	12
	Bluerock Residential Growth REIT Inc. Class A	1,054	11
	Alpine Income Property Trust Inc.	573	10
	Indus Realty Trust Inc.	161	10
*	PICO Holdings Inc.	831	8
	BRT Apartments Corp.	474	8
*	Stratus Properties Inc.	299	7
	CorEnergy Infrastructure Trust Inc.	611	5
	Tiptree Inc.	1,054	5
*	Maui Land & Pineapple Co. Inc.	334	4
*	Avalon GloboCare Corp.	1,381	2
*	Transcontinental Realty Investors Inc.	95	2
			65,861
Technology (26.1%)
	Apple Inc.	805,073	97,623
	Microsoft Corp.	373,453	86,783
*	Facebook Inc. Class A	119,783	30,858
*	Alphabet Inc. Class A	14,900	30,126
*	Alphabet Inc. Class C	14,575	29,687
	NVIDIA Corp.	29,443	16,152
	Intel Corp.	204,650	12,439
*	Adobe Inc.	23,973	11,020
*	salesforce.com Inc.	43,730	9,468
	Broadcom Inc.	19,673	9,244
	Texas Instruments Inc.	45,656	7,865
	QUALCOMM Inc.	56,107	7,641
	Oracle Corp.	93,947	6,061
	Applied Materials Inc.	45,759	5,408
42

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	International Business Machines Corp.	44,334	5,273
*	ServiceNow Inc.	9,680	5,164
*	Micron Technology Inc.	55,494	5,079
*	Advanced Micro Devices Inc.	59,722	5,047
	Intuit Inc.	12,543	4,894
	Lam Research Corp.	7,219	4,095
*	Zoom Video Communications Inc. Class A	8,495	3,174
*	Autodesk Inc.	10,932	3,017
*	Twitter Inc.	38,960	3,002
	Analog Devices Inc.	18,399	2,867
*	Twilio Inc. Class A	7,162	2,814
	KLA Corp.	7,758	2,415
*	Workday Inc. Class A	8,809	2,160
*	DocuSign Inc. Class A	8,910	2,020
	HP Inc.	68,657	1,989
	Roper Technologies Inc.	5,230	1,975
	Cognizant Technology Solutions Corp. Class A	26,691	1,961
*	Cadence Design Systems Inc.	13,824	1,950
	Microchip Technology Inc.	12,521	1,911
*	Synopsys Inc.	7,590	1,861
	Amphenol Corp. Class A	14,645	1,841
*	Match Group Inc.	11,201	1,712
*	Palo Alto Networks Inc.	4,665	1,671
*	Crowdstrike Holdings Inc. Class A	7,575	1,636
*	Pinterest Inc. Class A	20,094	1,619
	Marvell Technology Group Ltd.	33,299	1,608
	Xilinx Inc.	12,215	1,592
*	Atlassian Corp. plc Class A	6,577	1,563
*	Okta Inc.	5,767	1,508
*	RingCentral Inc. Class A	3,937	1,489
	Skyworks Solutions Inc.	8,349	1,485
*	ANSYS Inc.	4,309	1,469
	Corning Inc.	37,699	1,442
	Maxim Integrated Products Inc.	13,306	1,240
*	Coupa Software Inc.	3,451	1,195
*	Splunk Inc.	7,997	1,144
	CDW Corp.	7,159	1,123
*	Fortinet Inc.	6,556	1,107
*	HubSpot Inc.	2,077	1,070
	Western Digital Corp.	15,356	1,052
	Teradyne Inc.	8,143	1,047
*	Dell Technologies Class C	12,721	1,031
*	VeriSign Inc.	5,069	984
*	EPAM Systems Inc.	2,618	978
*	Qorvo Inc.	5,599	978
*	MongoDB Inc.	2,504	966
	Hewlett Packard Enterprise Co.	66,074	962
*	Tyler Technologies Inc.	2,016	934
*	Paycom Software Inc.	2,479	928
*	IAC/Inter Active Corp.	3,702	906
*	Zendesk Inc.	5,694	832
	Citrix Systems Inc.	6,190	827
*	ON Semiconductor Corp.	20,026	806
*	Arista Networks Inc.	2,877	805
	Monolithic Power Systems Inc.	2,126	796
*	Slack Technologies Inc. Class A	19,075	781
*	Gartner Inc.	4,259	763
	SS&C Technologies Holdings Inc.	11,439	758
*	Akamai Technologies Inc.	8,015	757
*	Zscaler Inc.	3,554	729
	Entegris Inc.	6,794	715
43

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Datadog Inc. Class A	7,489	715
*	PTC Inc.	5,160	707
	NetApp Inc.	10,983	688
*	GoDaddy Inc. Class A	8,225	667
*	Avalara Inc.	4,044	635
*	Nuance Communications Inc.	14,180	632
*	Cree Inc.	5,450	618
	Leidos Holdings Inc.	6,787	600
*	F5 Networks Inc.	3,097	588
*	Black Knight Inc.	7,653	587
*	Five9 Inc.	3,037	563
*	VMware Inc. Class A	4,034	558
	NortonLifeLock Inc.	27,426	535
*	Aspen Technology Inc.	3,472	523
	Amdocs Ltd.	6,747	511
*	Ceridian HCM Holding Inc.	5,691	510
	Universal Display Corp.	2,192	464
*	Guidewire Software Inc.	4,084	453
*	Dynatrace Inc.	8,879	442
*	Elastic NV	3,257	438
*	Anaplan Inc.	6,699	435
*	II-VI Inc.	5,135	433
*	IPG Photonics Corp.	1,791	407
*	Globant SA	1,871	402
*	Cloudflare Inc. Class A	5,392	399
*	Arrow Electronics Inc.	3,891	390
*	Inphi Corp.	2,359	388
*	Smartsheet Inc. Class A	5,472	379
*	Manhattan Associates Inc.	3,069	377
*	Proofpoint Inc.	2,830	342
*	Silicon Laboratories Inc.	2,148	335
*	Lattice Semiconductor Corp.	6,616	318
	Jabil Inc.	7,252	313
	DXC Technology Co.	12,321	311
*	Blackline Inc.	2,488	309
	Brooks Automation Inc.	3,717	309
*	Appian Corp. Class A	1,789	308
	CDK Global Inc.	6,031	302
*	Varonis Systems Inc. Class B	1,644	302
*	Q2 Holdings Inc.	2,464	300
*	Grubhub Inc.	4,667	299
*	Nutanix Inc. Class A	9,740	295
*	CACI International Inc. Class A	1,285	284
*	Fastly Inc. Class A	3,842	283
*	Pure Storage Inc. Class A	11,965	280
	National Instruments Corp.	6,232	277
*	Change Healthcare Inc.	11,763	269
*	Everbridge Inc.	1,745	267
*	Magnite Inc.	5,435	266
*	MicroStrategy Inc. Class A	353	265
*	Dropbox Inc. Class A	11,670	263
	Power Integrations Inc.	2,969	262
	Pegasystems Inc.	1,964	260
*	Alteryx Inc. Class A	2,698	258
	Science Applications International Corp.	2,978	256
*	Upwork Inc.	4,711	254
*	J2 Global Inc.	2,216	247
	CMC Materials Inc.	1,446	247
*	Concentrix Corp.	1,976	244
*	Semtech Corp.	3,271	240
*	Sailpoint Technologies Holdings Inc.	4,216	238
44

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Cirrus Logic Inc.	2,849	233
*	NCR Corp.	6,610	230
	Vertiv Holdings Co. Class A	10,937	229
*	Novanta Inc.	1,706	226
*	Teradata Corp.	5,565	223
*	Synaptics Inc.	1,646	221
*	3D Systems Corp.	6,174	221
	Xerox Holdings Corp.	8,627	220
*	FireEye Inc.	11,317	219
*	Covetrus Inc.	5,873	218
	Advanced Energy Industries Inc.	2,010	210
*	Alarm.com Holdings Inc.	2,374	209
*	LivePerson Inc.	3,177	208
	Perspecta Inc.	7,105	207
*	Rapid7 Inc.	2,685	205
*	Cerence Inc.	1,817	202
*	LiveRamp Holdings Inc.	3,087	195
	Avnet Inc.	5,063	193
*	Ambarella Inc.	1,683	189
*	Workiva Inc. Class A	1,853	187
*	Medallia Inc.	4,559	184
	Vishay Intertechnology Inc.	7,599	181
*	Rogers Corp.	984	179
	SYNNEX Corp.	1,981	177
*	Fabrinet	1,989	176
*	FormFactor Inc.	3,778	171
*	SPS Commerce Inc.	1,670	168
*	New Relic Inc.	2,712	166
*	Diodes Inc.	2,097	165
*	Onto Innovation Inc.	2,650	165
	Blackbaud Inc.	2,363	163
*	Envestnet Inc.	2,514	161
*	Cloudera Inc.	9,935	160
*	Verint Systems Inc.	3,205	158
*	Qualys Inc.	1,608	156
*	Tenable Holdings Inc.	3,725	152
*	MACOM Technology Solutions Holdings Inc. Class H	2,283	147
*	Unity Software Inc.	1,363	147
*	PagerDuty Inc.	3,255	146
*	Cornerstone OnDemand Inc.	2,852	144
*	MaxLinear Inc.	3,610	144
*	Schrodinger Inc.	1,397	143
*	CommVault Systems Inc.	2,217	141
*	Bandwidth Inc. Class A	886	140
*	Insight Enterprises Inc.	1,669	139
*	Appfolio Inc. Class A	844	138
*	Yelp Inc. Class A	3,412	129
*	Altair Engineering Inc. Class A	2,067	127
*	Box Inc. Class A	6,926	127
*	SVMK Inc.	6,564	122
*	Allscripts Healthcare Solutions Inc.	7,512	116
*	TechTarget Inc.	1,382	116
*	Mimecast Ltd.	2,685	115
*	Sanmina Corp.	3,187	114
*	Plexus Corp.	1,312	110
*	Ultra Clean Holdings Inc.	2,371	110
*	Avaya Holdings Corp.	3,671	109
	Progress Software Corp.	2,562	109
	Shutterstock Inc.	1,233	109
	Amkor Technology Inc.	4,437	106
*	Cargurus Inc.	4,098	106
45

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Rambus Inc.	5,051	106
*	Calix Inc.	2,648	105
*	Bottomline Technologies DE Inc.	2,316	104
	NIC Inc.	2,885	100
*	PAR Technology Corp.	1,154	100
	Xperi Holding Corp.	4,717	100
*	Dun & Bradstreet Holdings Inc.	4,562	100
*	Sprout Social Inc. Class A	1,403	95
*	Cognyte Software Ltd.	3,196	92
*	NetScout Systems Inc.	3,148	89
*	PROS Holdings Inc.	1,882	89
*	Duck Creek Technologies Inc.	1,883	89
	Cohu Inc.	1,891	82
*	Domo Inc. Class B	1,276	81
*	Upland Software Inc.	1,630	81
*	Perficient Inc.	1,434	80
*	Yext Inc.	4,747	80
*	Unisys Corp.	3,082	76
*	Zuora Inc. Class A	5,023	75
*	Jamf Holding Corp.	1,975	74
*	Model N Inc.	1,707	72
	Methode Electronics Inc.	1,775	69
	Switch Inc. Class A	3,952	69
*	Allegro MicroSystems Inc.	2,648	69
*	CSG Systems International Inc.	1,483	68
*	Super Micro Computer Inc.	2,018	66
	Pitney Bowes Inc.	7,692	65
	Simulations Plus Inc.	900	65
*	Eventbrite Inc. Class A	3,202	64
*	TTM Technologies Inc.	4,556	64
*	Vroom Inc.	1,434	63
*	CEVA Inc.	1,012	62
*	nLight Inc.	1,541	59
*	ePlus Inc.	617	58
*	nCino Inc.	855	58
*	Agilysys Inc.	951	57
*	Axcelis Technologies Inc.	1,434	53
*	Impinj Inc.	822	53
*	Diebold Nixdorf Inc.	3,503	51
*	Sitime Corp.	519	51
	McAfee Corp.Class A	2,395	50
	Benchmark Electronics Inc.	1,724	49
*	Ping Identity Holding Corp.	2,086	49
*	Groupon Inc. Class A	1,120	49
	CTS Corp.	1,493	48
*	Veeco Instruments Inc.	2,128	46
*	BigCommerce Holdings Inc. Series 1	766	45
*	Brightcove Inc.	1,962	43
*	Veritone Inc.	1,157	42
*	Ichor Holdings Ltd.	978	42
*	JFrog Ltd.	779	42
*	Rackspace Technology Inc.	1,972	41
*	Mediaalpha Inc. Class A	766	40
	Sapiens International Corp. NV	1,259	39
*	OneSpan Inc.	1,545	36
*	Blucora Inc.	2,180	35
	Ebix Inc.	1,441	35
*	Photronics Inc.	2,909	35
	QAD Inc. Class A	543	35
*	Sumo Logic Inc.	1,142	35
*	SolarWinds Corp.	2,081	34
46

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Datto Holding Corp.	1,467	34
*	EverQuote Inc. Class A	678	33
*	Tucows Inc. Class A	412	33
*	A10 Networks Inc.	3,428	32
*	ScanSource Inc.	1,113	32
*	Alpha & Omega Semiconductor Ltd.	864	30
*	Avid Technology Inc.	1,512	29
*	SMART Global Holdings Inc.	624	29
*	Mitek Systems Inc.	1,852	28
	American Software Inc. Class A	1,329	27
*	ChannelAdvisor Corp.	1,206	27
*	NeoPhotonics Corp.	2,741	26
*	TrueCar Inc.	4,870	26
*	GAN Ltd.	1,031	26
*	AXT Inc.	1,968	25
*	Kimball Electronics Inc.	1,060	25
*	PDF Solutions Inc.	1,354	25
*	Forrester Research Inc.	522	24
	PC Connection Inc.	518	24
*	Atomera Inc.	858	24
*	Arlo Technologies Inc.	3,179	22
	VirnetX Holding Corp.	3,054	21
*	Benefitfocus Inc.	1,346	20
*	Zix Corp.	2,643	19
*	Digimarc Corp.	492	18
*	Grid Dynamics Holdings Inc.	1,237	18
	Computer Programs and Systems Inc.	548	17
	Hackett Group Inc.	1,097	17
*	DSP Group Inc.	1,029	16
*	Limelight Networks Inc.	4,976	16
	NVE Corp.	217	15
*	Waitr Holdings Inc.	4,587	15
*	Intellicheck Inc.	1,228	15
*	Quantum Corp.	1,828	15
*	Immersion Corp.	1,279	13
*	Smith Micro Software Inc.	1,924	13
*	GTY Technologies Holdings Inc.	1,840	13
*	Intelligent Systems Corp.	300	12
*	eGain Corp.	949	11
*	Red Violet Inc.	492	11
*	Asure Software Inc.	1,293	10
*	comScore Inc.	2,626	10
*	Intevac Inc.	1,593	10
*	Iteris Inc.	1,854	10
*	Rimini Street Inc.	1,259	10
*	PCTEL Inc.	1,295	10
*	Palantir Technologies Inc. Class A	414	10
	Daktronics Inc.	1,663	9
*	Pixelworks Inc.	2,633	9
*	CyberOptics Corp.	336	9
*	Synchronoss Technologies Inc.	1,706	8
*	Beyond Air Inc.	1,225	7
*	Research Frontiers Inc.	1,617	6
*	SecureWorks Corp. Class A	401	6
*	GSI Technology Inc.	789	6
*	Mastech Digital Inc.	364	6
*	Telos Corp.	168	6
*	Qualtrics International Inc. Class A	132	5
*	DoorDash Inc. Class A	25	4
*	PubMatic Inc. Class A	57	4
*	Bumble Inc. Class A	61	4
47

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Viant Technology Inc. Class A	42	2
*	ON24 Inc.	43	2
*	Asana Inc. Class A	41	1
			508,964
Telecommunications (3.3%)
	Comcast Corp. Class A	226,126	11,921
	Verizon Communications Inc.	206,139	11,399
	AT&T Inc.	355,694	9,920
	Cisco Systems Inc.	211,661	9,497
*	Charter Communications Inc. Class A	7,230	4,435
*	T-Mobile US Inc.	27,505	3,300
*	Roku Inc.	5,436	2,150
	L3Harris Technologies Inc.	10,480	1,906
	Motorola Solutions Inc.	8,539	1,498
*	Liberty Broadband Corp. Class C	8,274	1,237
	Lumen Technologies Inc.	54,547	670
	Cable One Inc.	272	521
*	Altice USA Inc. Class A	14,693	494
*	Ciena Corp.	7,737	404
*	DISH Network Corp. Class A	12,494	394
	Juniper Networks Inc.	15,940	371
*	Lumentum Holdings Inc.	3,762	339
*	Acacia Communications Inc.	1,975	227
*	Iridium Communications Inc.	5,690	218
*	Viavi Solutions Inc.	12,529	203
*	8x8 Inc.	5,456	187
*	Comm Scope Holding Co. Inc.	10,918	159
*	Vonage Holdings Corp.	11,231	148
*	Liberty Broadband Corp. Class A	1,005	146
*	ViaSat Inc.	2,710	139
	Ubiquiti Inc.	412	131
	Shenandoah Telecommunications Co.	2,695	120
	Cogent Communications Holdings Inc.	1,976	118
	InterDigital Inc.	1,413	90
	Telephone and Data Systems Inc.	4,854	87
*	Liberty Latin America Ltd. Class C	7,739	85
*	Infinera Corp.	7,558	74
	Plantronics Inc.	1,589	64
*	Vocera Communications Inc.	1,455	62
*	NETGEAR Inc.	1,499	60
*	Extreme Networks Inc.	5,468	50
*	EchoStar Corp. Class A	2,112	48
*	Inseego Corp.	3,313	48
*	Harmonic Inc.	5,806	45
*	Cincinnati Bell Inc.	2,680	41
*	WideOpenWest Inc.	2,890	41
	ADTRAN Inc.	2,287	39
	Comtech Telecommunications Corp.	1,112	30
*	Anterix Inc.	690	29
*	Digi International Inc.	1,191	28
*	Gogo Inc.	2,291	27
	Loral Space & Communications Inc.	620	27
*	ORBCOMM Inc.	3,564	27
	ATN International Inc.	521	25
*	Boingo Wireless Inc.	2,045	23
*	Ribbon Communications Inc.	2,678	23
*	Liberty Latin America Ltd. Class A	2,061	23
*	U.S. Cellular Corp.	720	21
*	Resonant Inc.	3,462	18
*	CalAmp Corp.	1,519	17
*	Consolidated Communications Holdings Inc.	3,248	17
48

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
*	Clearfield Inc.	498	16
*	IDT Corp. Class B	759	14
*	Ooma Inc.	868	14
*	Powerfleet Inc.	1,798	14
*	Casa Systems Inc.	1,540	13
*	Genasys Inc.	1,844	13
	Alaska Communications Systems Group Inc.	3,532	12
*	KVH Industries Inc.	798	11
	Spok Holdings Inc.	888	10
	Bel Fuse Inc. Class B	501	9
*	Hemisphere Media Group Inc. Class A	805	9
*	DZS Inc.	500	8
*	Applied Optoelectronics Inc.	793	7
*	GTT Communications Inc.	1,485	3
			63,574
Utilities (2.6%)
	NextEra Energy Inc.	97,390	7,156
	Duke Energy Corp.	36,723	3,143
	Southern Co.	52,830	2,997
	Dominion Energy Inc.	40,777	2,786
	Waste Management Inc.	21,096	2,339
	Exelon Corp.	48,717	1,881
	American Electric Power Co. Inc.	24,688	1,848
	Sempra Energy	14,466	1,678
	Xcel Energy Inc.	26,168	1,533
	Eversource Energy	17,178	1,365
	Public Service Enterprise Group Inc.	25,253	1,359
	American Water Works Co. Inc.	8,965	1,272
	WEC Energy Group Inc.	15,727	1,268
	DTE Energy Co.	9,618	1,132
	Consolidated Edison Inc.	16,695	1,096
	PPL Corp.	38,057	997
	Republic Services Inc. Class A	10,709	954
	Edison International	17,644	953
	FirstEnergy Corp.	27,207	902
	Ameren Corp.	12,364	869
	AES Corp.	32,537	864
	Entergy Corp.	9,910	860
	CMS Energy Corp.	14,091	762
*	PG&E Corp.	65,367	687
	Evergy Inc.	11,474	615
	Alliant Energy Corp.	12,455	575
	Atmos Energy Corp.	6,346	537
	CenterPoint Energy Inc.	25,329	492
	Essential Utilities Inc.	11,201	471
*	Sunrun Inc.	7,349	460
	NRG Energy Inc.	11,877	434
	NiSource Inc.	19,436	420
	Vistra Corp.	24,156	417
	UGI Corp.	10,500	402
	Pinnacle West Capital Corp.	5,582	390
*	Stericycle Inc.	4,604	299
	OGE Energy Corp.	9,744	285
	Brookfield Renewable Corp. Class A	5,780	267
	IDACORP Inc.	2,561	221
*	Clean Harbors Inc.	2,517	214
	National Fuel Gas Co.	4,431	201
	PNM Resources Inc.	4,151	199
	Hawaiian Electric Industries Inc.	5,210	182
	Portland General Electric Co.	4,247	179
	ALLETE Inc.	2,860	178
49

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
	Ormat Technologies Inc.	2,083	178
	New Jersey Resources Corp.	4,497	177
	Black Hills Corp.	2,949	174
	ONE Gas Inc.	2,582	173
*	Southwest Gas Holdings Inc.	2,775	173
	Spire Inc.	2,587	172
*	Casella Waste Systems Inc. Class A	2,516	146
	California Water Service Group	2,624	144
	American States Water Co.	1,949	142
	Avangrid Inc.	3,051	140
	NorthWestern Corp.	2,235	131
	Avista Corp.	3,208	129
	MGE Energy Inc.	1,891	120
*	Evoqua Water Technologies Corp.	4,797	118
	South Jersey Industries Inc.	4,556	114
*	Sunnova Energy International Inc.	2,532	114
	Clearway Energy Inc. Class C	3,850	106
	Brookfield Infrastructure Corp. Class A	1,497	99
	Chesapeake Utilities Corp.	749	79
	Covanta Holding Corp.	5,354	75
	SJW Group	1,125	71
	Northwest Natural Holding Co.	1,271	61
	Clearway Energy Inc. Class A	2,274	60
*	Harsco Corp.	3,657	60
	Middlesex Water Co.	810	56
	U.S. Ecology Inc.	1,396	53
	Unitil Corp.	876	37
	York Water Co.	583	24
*	Pure Cycle Corp.	1,671	20
	Global Water Resources Inc.	1,129	20
*	Heritage-Crystal Clean Inc.	723	19
*	Cadiz Inc.	1,480	16
*	Sharps Compliance Corp.	1,142	15
	Artesian Resources Corp. Class A	356	13
*	Atlantic Power Corp.	4,607	13
	Consolidated Water Co. Ltd.	712	9
	RGC Resources Inc.	351	8
	Genie Energy Ltd. Class B	824	6
	Spark Energy Inc. Class A	617	6
	Advanced Emissions Solutions Inc.	726	4
			51,414
Total Common Stocks (Cost $1,319,065)			1,941,912
50

Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Shares	Market Value ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[5,6]	Vanguard Market Liquidity Fund, 0.099% (Cost $699)	6,990	699
Total Investments (99.6%) (Cost $1,319,764)			1,942,611
Other Assets and Liabilities—Net (0.4%)			7,816
Net Assets (100%)			1,950,427
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $639,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value was $119,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $689,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
51

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA18542 042021

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.06%)
U.S. Government Securities (0.06%)
[1]	United States Treasury Note/Bond (Cost $27,860)	0.500%	2/28/26	28,200	27,821
Corporate Bonds (99.39%)
Communications (4.72%)
	Alphabet Inc.	3.375%	2/25/24	15,505	16,859
	Alphabet Inc.	0.450%	8/15/25	15,337	15,116
	America Movil SAB de CV	3.125%	7/16/22	28,070	29,022
	AT&T Inc.	3.000%	6/30/22	41,781	43,052
	AT&T Inc.	2.625%	12/1/22	21,094	21,785
	AT&T Inc.	4.050%	12/15/23	9,987	10,983
	AT&T Inc.	4.450%	4/1/24	11,520	12,708
	AT&T Inc.	3.950%	1/15/25	15,647	17,256
	AT&T Inc.	3.400%	5/15/25	46,701	50,873
	AT&T Inc.	3.600%	7/15/25	28,474	31,350
	AT&T Inc.	4.125%	2/17/26	39,600	44,832
	Baidu Inc.	2.875%	7/6/22	12,000	12,309
	Baidu Inc.	3.500%	11/28/22	9,485	9,897
	Baidu Inc.	3.875%	9/29/23	17,805	19,068
	Baidu Inc.	4.375%	5/14/24	21,463	23,624
	Baidu Inc.	3.075%	4/7/25	17,829	18,885
	Baidu Inc.	4.125%	6/30/25	6,910	7,631
	Booking Holdings Inc.	2.750%	3/15/23	10,942	11,431
	Booking Holdings Inc.	3.650%	3/15/25	13,715	14,995
	Booking Holdings Inc.	4.100%	4/13/25	15,912	17,739
	British Telecommunications plc	4.500%	12/4/23	13,441	14,838
	Charter Communications Operating LLC	4.464%	7/23/22	55,363	57,939
[2]	Charter Communications Operating LLC	4.500%	2/1/24	35,392	38,961
	Charter Communications Operating LLC	4.908%	7/23/25	92,702	105,769
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	21,982	25,416
	Comcast Corp.	3.000%	2/1/24	27,317	29,246
	Comcast Corp.	3.600%	3/1/24	25,313	27,631
	Comcast Corp.	3.700%	4/15/24	54,535	59,779
	Comcast Corp.	3.375%	2/15/25	22,450	24,461
	Comcast Corp.	3.100%	4/1/25	24,562	26,624
	Comcast Corp.	3.375%	8/15/25	27,996	30,721
	Comcast Corp.	3.950%	10/15/25	55,226	62,175
	Discovery Communications LLC	2.950%	3/20/23	17,212	18,051
	Discovery Communications LLC	3.800%	3/13/24	10,255	11,130
	Discovery Communications LLC	3.900%	11/15/24	16,378	18,051
	Discovery Communications LLC	3.450%	3/15/25	8,552	9,229
	Discovery Communications LLC	3.950%	6/15/25	12,911	14,297
[2,3]	Expedia Group Inc.	3.600%	12/15/23	11,457	12,207
	Expedia Group Inc.	4.500%	8/15/24	11,092	12,172
	Expedia Group Inc.	5.000%	2/15/26	15,000	16,965
	Fox Corp.	4.030%	1/25/24	26,590	29,071
	Fox Corp.	3.050%	4/7/25	18,769	20,183
	Grupo Televisa SAB	6.625%	3/18/25	6,800	8,139
	Grupo Televisa SAB	4.625%	1/30/26	3,665	4,102
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	11,804	12,555
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	9,184	10,153
	Juniper Networks Inc.	1.200%	12/10/25	9,320	9,317
	Omnicom Group Inc.	3.625%	5/1/22	14,689	15,220
	Omnicom Group Inc.	3.650%	11/1/24	29,171	31,922
	Rogers Communications Inc.	3.000%	3/15/23	7,193	7,520
	Rogers Communications Inc.	4.100%	10/1/23	16,220	17,616
	Rogers Communications Inc.	3.625%	12/15/25	11,043	12,205
	TCI Communications Inc.	7.875%	2/15/26	7,699	10,160
	Telefonica Emisiones SA	4.570%	4/27/23	20,230	21,992

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tencent Music Entertainment Group	1.375%	9/3/25	4,990	4,945
	Thomson Reuters Corp.	4.300%	11/23/23	9,911	10,818
	Time Warner Entertainment Co. LP	8.375%	3/15/23	25,146	29,170
[2,3]	T-Mobile USA Inc.	3.500%	4/15/25	77,420	83,592
[2,3]	T-Mobile USA Inc.	1.500%	2/15/26	16,123	16,125
[2]	TWDC Enterprises 18 Corp.	2.450%	3/4/22	10,783	11,016
[2]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	22,690	23,482
[2]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	14,038	15,325
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	20,000	21,757
	Verizon Communications Inc.	5.150%	9/15/23	77,662	86,505
	Verizon Communications Inc.	3.500%	11/1/24	34,564	37,748
	Verizon Communications Inc.	3.376%	2/15/25	52,038	56,606
	Verizon Communications Inc.	0.850%	11/20/25	42,975	42,305
	ViacomCBS Inc.	3.375%	3/1/22	6,133	6,264
	ViacomCBS Inc.	4.250%	9/1/23	11,588	12,527
	ViacomCBS Inc.	3.875%	4/1/24	10,914	11,863
	ViacomCBS Inc.	3.700%	8/15/24	17,267	18,825
	ViacomCBS Inc.	3.500%	1/15/25	16,694	18,036
	ViacomCBS Inc.	4.750%	5/15/25	39,322	44,845
	ViacomCBS Inc.	4.000%	1/15/26	9,447	10,587
	Vodafone Group plc	2.500%	9/26/22	5,860	6,044
	Vodafone Group plc	2.950%	2/19/23	16,099	16,851
	Vodafone Group plc	3.750%	1/16/24	46,228	50,369
	Vodafone Group plc	4.125%	5/30/25	31,786	35,703
	Walt Disney Co.	1.650%	9/1/22	16,420	16,746
	Walt Disney Co.	3.000%	9/15/22	28,315	29,480
	Walt Disney Co.	1.750%	8/30/24	17,936	18,615
	Walt Disney Co.	3.700%	9/15/24	14,756	16,248
	Walt Disney Co.	3.350%	3/24/25	28,800	31,421
	Walt Disney Co.	3.700%	10/15/25	15,870	17,634
	Walt Disney Co.	1.750%	1/13/26	31,751	32,664
	Weibo Corp.	3.500%	7/5/24	15,750	16,637
	WPP Finance 2010	3.625%	9/7/22	8,043	8,414
	WPP Finance 2010	3.750%	9/19/24	12,391	13,623
					2,128,022
Consumer Discretionary (6.58%)
	Alibaba Group Holding Ltd.	2.800%	6/6/23	11,230	11,731
	Alibaba Group Holding Ltd.	3.600%	11/28/24	49,322	54,030
	Amazon.com Inc.	2.500%	11/29/22	30,303	31,319
	Amazon.com Inc.	2.400%	2/22/23	26,315	27,371
	Amazon.com Inc.	0.400%	6/3/23	17,509	17,567
	Amazon.com Inc.	2.800%	8/22/24	37,682	40,534
	Amazon.com Inc.	3.800%	12/5/24	21,618	24,033
	Amazon.com Inc.	0.800%	6/3/25	23,569	23,536
	Amazon.com Inc.	5.200%	12/3/25	17,526	20,832
	American Honda Finance Corp.	1.950%	5/20/22	11,827	12,061
[2]	American Honda Finance Corp.	2.200%	6/27/22	17,668	18,089
[2]	American Honda Finance Corp.	0.400%	10/21/22	9,090	9,092
[2]	American Honda Finance Corp.	2.600%	11/16/22	13,656	14,178
[2]	American Honda Finance Corp.	2.050%	1/10/23	8,676	8,946
[2]	American Honda Finance Corp.	1.950%	5/10/23	11,872	12,272
[2]	American Honda Finance Corp.	0.875%	7/7/23	46,757	47,200
[2]	American Honda Finance Corp.	3.450%	7/14/23	4,954	5,306
[2]	American Honda Finance Corp.	0.650%	9/8/23	12,157	12,232
[2]	American Honda Finance Corp.	3.625%	10/10/23	14,327	15,489
[2]	American Honda Finance Corp.	3.550%	1/12/24	14,091	15,273
[2]	American Honda Finance Corp.	2.900%	2/16/24	11,576	12,363
[2]	American Honda Finance Corp.	2.400%	6/27/24	13,265	14,024
[2]	American Honda Finance Corp.	0.550%	7/12/24	24,860	24,711
[2]	American Honda Finance Corp.	2.150%	9/10/24	13,539	14,199
[2]	American Honda Finance Corp.	1.200%	7/8/25	6,716	6,774

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	American Honda Finance Corp.	1.000%	9/10/25	12,466	12,404
	Aptiv Corp.	4.150%	3/15/24	14,263	15,622
	Aptiv plc	4.250%	1/15/26	12,897	14,635
	AutoNation Inc.	3.500%	11/15/24	8,999	9,737
	AutoNation Inc.	4.500%	10/1/25	7,533	8,436
	AutoZone Inc.	3.700%	4/15/22	12,089	12,438
	AutoZone Inc.	2.875%	1/15/23	12,676	13,196
	AutoZone Inc.	3.125%	7/15/23	10,203	10,769
	AutoZone Inc.	3.125%	4/18/24	5,930	6,364
	AutoZone Inc.	3.250%	4/15/25	3,448	3,725
	AutoZone Inc.	3.625%	4/15/25	19,141	21,043
	Block Financial LLC	5.500%	11/1/22	8,726	9,197
	Block Financial LLC	5.250%	10/1/25	7,285	8,223
	BorgWarner Inc.	3.375%	3/15/25	10,007	10,885
[1,2,3]	Daimler Finance North America LLC	0.750%	3/1/24	6,000	6,001
	DR Horton Inc.	4.375%	9/15/22	1,488	1,562
	DR Horton Inc.	4.750%	2/15/23	5,730	6,136
	DR Horton Inc.	5.750%	8/15/23	11,320	12,569
	DR Horton Inc.	2.500%	10/15/24	12,017	12,709
	DR Horton Inc.	2.600%	10/15/25	11,766	12,472
	eBay Inc.	3.800%	3/9/22	11,770	12,147
	eBay Inc.	2.600%	7/15/22	23,126	23,708
	eBay Inc.	2.750%	1/30/23	18,756	19,616
	eBay Inc.	3.450%	8/1/24	13,731	14,856
	eBay Inc.	1.900%	3/11/25	20,571	21,227
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	12,842	13,940
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	9,427	10,461
	General Motors Co.	4.875%	10/2/23	35,561	39,148
	General Motors Co.	5.400%	10/2/23	17,526	19,518
	General Motors Co.	4.000%	4/1/25	11,226	12,346
	General Motors Co.	6.125%	10/1/25	45,716	54,293
	General Motors Financial Co. Inc.	3.450%	4/10/22	28,496	29,247
	General Motors Financial Co. Inc.	3.150%	6/30/22	26,519	27,350
	General Motors Financial Co. Inc.	3.550%	7/8/22	34,226	35,470
	General Motors Financial Co. Inc.	3.250%	1/5/23	10,380	10,852
	General Motors Financial Co. Inc.	5.200%	3/20/23	39,832	43,445
	General Motors Financial Co. Inc.	3.700%	5/9/23	32,669	34,618
	General Motors Financial Co. Inc.	4.250%	5/15/23	16,255	17,445
	General Motors Financial Co. Inc.	4.150%	6/19/23	27,697	29,749
	General Motors Financial Co. Inc.	1.700%	8/18/23	14,374	14,697
	General Motors Financial Co. Inc.	5.100%	1/17/24	32,784	36,494
	General Motors Financial Co. Inc.	3.950%	4/13/24	16,502	17,915
	General Motors Financial Co. Inc.	3.500%	11/7/24	19,335	20,961
	General Motors Financial Co. Inc.	4.000%	1/15/25	23,496	25,584
	General Motors Financial Co. Inc.	2.900%	2/26/25	33,509	35,550
	General Motors Financial Co. Inc.	4.350%	4/9/25	33,540	37,046
	General Motors Financial Co. Inc.	2.750%	6/20/25	22,918	24,063
	General Motors Financial Co. Inc.	4.300%	7/13/25	10,031	11,133
	General Motors Financial Co. Inc.	1.250%	1/8/26	15,000	14,740
	Harley-Davidson Inc.	3.500%	7/28/25	9,699	10,379
	Hasbro Inc.	2.600%	11/19/22	3,274	3,387
	Hasbro Inc.	3.000%	11/19/24	13,166	14,119
	Home Depot Inc.	3.250%	3/1/22	13,410	13,811
	Home Depot Inc.	2.625%	6/1/22	13,864	14,241
	Home Depot Inc.	2.700%	4/1/23	26,518	27,706
	Home Depot Inc.	3.750%	2/15/24	29,598	32,225
	Home Depot Inc.	3.350%	9/15/25	16,884	18,626
	Hyatt Hotels Corp.	3.375%	7/15/23	8,041	8,428
	Hyatt Hotels Corp.	5.375%	4/23/25	6,627	7,457
	JD.com Inc.	3.125%	4/29/21	2,554	2,565
	Kohl's Corp.	3.250%	2/1/23	5,425	5,581

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kohl's Corp.	9.500%	5/15/25	12,632	16,232
	Kohl's Corp.	4.250%	7/17/25	15,058	16,338
	Las Vegas Sands Corp.	3.200%	8/8/24	36,280	38,116
	Las Vegas Sands Corp.	2.900%	6/25/25	10,310	10,682
	Leggett & Platt Inc.	3.400%	8/15/22	1,862	1,917
	Leggett & Platt Inc.	3.800%	11/15/24	6,876	7,442
	Lennar Corp.	4.125%	1/15/22	10,000	10,203
	Lennar Corp.	4.750%	11/15/22	10,242	10,810
	Lennar Corp.	4.875%	12/15/23	10,000	10,966
	Lennar Corp.	4.500%	4/30/24	14,100	15,469
	Lennar Corp.	5.875%	11/15/24	7,141	8,170
	Lennar Corp.	4.750%	5/30/25	15,255	17,184
	Lowe's Cos. Inc.	3.800%	11/15/21	1	1
	Lowe's Cos. Inc.	3.120%	4/15/22	12,759	13,098
	Lowe's Cos. Inc.	3.875%	9/15/23	12,265	13,242
	Lowe's Cos. Inc.	3.125%	9/15/24	14,099	15,247
	Lowe's Cos. Inc.	4.000%	4/15/25	14,010	15,629
	Lowe's Cos. Inc.	3.375%	9/15/25	13,032	14,298
	Magna International Inc.	3.625%	6/15/24	12,111	12,886
	Magna International Inc.	4.150%	10/1/25	12,831	14,431
	Marriott International Inc.	3.250%	9/15/22	9,650	9,913
	Marriott International Inc.	2.125%	10/3/22	9,597	9,751
[2]	Marriott International Inc.	4.150%	12/1/23	6,847	7,362
	Marriott International Inc.	3.600%	4/15/24	8,599	9,193
	Marriott International Inc.	3.750%	3/15/25	9,760	10,455
[2]	Marriott International Inc.	5.750%	5/1/25	23,057	26,544
	Marriott International Inc.	3.750%	10/1/25	5,217	5,610
[2]	Marriott International Inc.	3.125%	6/15/26	3,000	3,153
	Masco Corp.	5.950%	3/15/22	4,438	4,684
	Masco Corp.	4.450%	4/1/25	12,520	14,183
[2]	McDonald's Corp.	3.350%	4/1/23	21,879	23,159
[2]	McDonald's Corp.	3.250%	6/10/24	6,325	6,854
[2]	McDonald's Corp.	3.375%	5/26/25	19,926	21,797
[2]	McDonald's Corp.	3.300%	7/1/25	17,364	18,981
[2]	McDonald's Corp.	1.450%	9/1/25	8,350	8,492
[2]	McDonald's Corp.	3.700%	1/30/26	28,550	31,901
	Mohawk Industries Inc.	3.850%	2/1/23	12,394	13,063
	NIKE Inc.	2.250%	5/1/23	10,670	11,076
	NIKE Inc.	2.400%	3/27/25	12,993	13,761
	NVR Inc.	3.950%	9/15/22	12,400	12,929
	O'Reilly Automotive Inc.	3.800%	9/1/22	7,232	7,541
	O'Reilly Automotive Inc.	3.850%	6/15/23	4,723	5,031
	Owens Corning	4.200%	12/1/24	8,219	9,136
	PVH Corp.	4.625%	7/10/25	12,482	13,805
	Ralph Lauren Corp.	1.700%	6/15/22	11,397	11,595
	Ralph Lauren Corp.	3.750%	9/15/25	7,213	8,001
	Ross Stores Inc.	4.600%	4/15/25	13,911	15,799
	Sands China Ltd.	4.600%	8/8/23	26,975	28,594
	Sands China Ltd.	5.125%	8/8/25	38,438	42,954
	Sands China Ltd.	3.800%	1/8/26	11,525	12,274
[2]	Stanley Black & Decker Inc.	4.000%	3/15/60	16,464	17,908
	Starbucks Corp.	1.300%	5/7/22	12,220	12,352
	Starbucks Corp.	2.700%	6/15/22	14,519	14,903
	Starbucks Corp.	3.100%	3/1/23	19,640	20,658
	Starbucks Corp.	3.850%	10/1/23	8,220	8,868
	Starbucks Corp.	3.800%	8/15/25	24,890	27,758
	Stellantis NV	5.250%	4/15/23	30,416	33,077
	Tapestry Inc.	3.000%	7/15/22	7,425	7,599
	Tapestry Inc.	4.250%	4/1/25	13,237	14,373
	TJX Cos. Inc.	2.500%	5/15/23	12,718	13,253
	TJX Cos. Inc.	3.500%	4/15/25	38,852	42,595

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Corp.	2.157%	7/2/22	14,927	15,298
	Toyota Motor Corp.	3.419%	7/20/23	13,767	14,761
	Toyota Motor Corp.	2.358%	7/2/24	6,305	6,644
[2]	Toyota Motor Credit Corp.	2.650%	4/12/22	16,875	17,319
[2]	Toyota Motor Credit Corp.	1.150%	5/26/22	21,145	21,355
[2]	Toyota Motor Credit Corp.	2.800%	7/13/22	23,236	24,030
[2]	Toyota Motor Credit Corp.	0.450%	7/22/22	12,441	12,467
[2]	Toyota Motor Credit Corp.	2.150%	9/8/22	18,912	19,441
[2]	Toyota Motor Credit Corp.	0.350%	10/14/22	20,396	20,406
[2]	Toyota Motor Credit Corp.	2.625%	1/10/23	17,322	18,044
[2]	Toyota Motor Credit Corp.	2.700%	1/11/23	9,324	9,736
[2]	Toyota Motor Credit Corp.	2.900%	3/30/23	20,603	21,708
[2]	Toyota Motor Credit Corp.	0.500%	8/14/23	18,600	18,675
[2]	Toyota Motor Credit Corp.	1.350%	8/25/23	34,461	35,303
[2]	Toyota Motor Credit Corp.	3.450%	9/20/23	8,679	9,353
[2]	Toyota Motor Credit Corp.	2.250%	10/18/23	10,987	11,516
	Toyota Motor Credit Corp.	3.350%	1/8/24	10,883	11,753
[2]	Toyota Motor Credit Corp.	0.450%	1/11/24	20,050	20,057
[2]	Toyota Motor Credit Corp.	2.900%	4/17/24	12,677	13,580
[2]	Toyota Motor Credit Corp.	2.000%	10/7/24	8,300	8,694
[2]	Toyota Motor Credit Corp.	1.800%	2/13/25	49,891	51,319
[2]	Toyota Motor Credit Corp.	3.000%	4/1/25	20,853	22,476
[2]	Toyota Motor Credit Corp.	3.400%	4/14/25	14,731	16,189
[2]	Toyota Motor Credit Corp.	0.800%	10/16/25	9,090	8,966
[2]	Toyota Motor Credit Corp.	0.800%	1/9/26	15,400	15,230
	VF Corp.	2.050%	4/23/22	15,890	16,201
	VF Corp.	2.400%	4/23/25	19,296	20,285
	Whirlpool Corp.	4.700%	6/1/22	6,525	6,860
	Whirlpool Corp.	4.000%	3/1/24	6,275	6,891
	Whirlpool Corp.	3.700%	5/1/25	4,462	4,917
[2]	Yale University	0.873%	4/15/25	8,246	8,281
					2,968,480
Consumer Staples (5.92%)
	Altria Group Inc.	2.850%	8/9/22	17,429	18,007
	Altria Group Inc.	4.000%	1/31/24	27,210	29,752
	Altria Group Inc.	3.800%	2/14/24	17,220	18,699
	Altria Group Inc.	2.350%	5/6/25	12,922	13,529
	Altria Group Inc.	4.400%	2/14/26	15,601	17,751
[2]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	60,100	66,589
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	37,767	41,856
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	58,275	65,005
	Archer-Daniels-Midland Co.	2.750%	3/27/25	7,685	8,238
	BAT Capital Corp.	2.764%	8/15/22	22,011	22,673
	BAT Capital Corp.	3.222%	8/15/24	42,899	46,065
	BAT Capital Corp.	2.789%	9/6/24	15,229	16,181
	BAT International Finance plc	1.668%	3/25/26	5,000	5,024
	Beam Suntory Inc.	3.250%	5/15/22	3,703	3,803
	Brown-Forman Corp.	3.500%	4/15/25	4,751	5,205
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	8,650	8,943
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	13,842	15,243
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	10,401	10,522
	Campbell Soup Co.	2.500%	8/2/22	12,714	13,079
	Campbell Soup Co.	3.650%	3/15/23	10,308	10,945
	Campbell Soup Co.	3.950%	3/15/25	15,572	17,256
	Campbell Soup Co.	3.300%	3/19/25	9,785	10,556
	Church & Dwight Co. Inc.	2.450%	8/1/22	7,135	7,325
	Church & Dwight Co. Inc.	2.875%	10/1/22	5,492	5,705
	Clorox Co.	3.800%	11/15/21	5,664	5,797
	Clorox Co.	3.050%	9/15/22	8,547	8,838
	Clorox Co.	3.500%	12/15/24	9,260	10,201
	Coca-Cola Co.	2.500%	4/1/23	13,593	14,220

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	3.200%	11/1/23	18,745	20,172
	Coca-Cola Co.	1.750%	9/6/24	29,013	30,247
	Coca-Cola Co.	2.950%	3/25/25	22,755	24,608
	Coca-Cola Co.	2.875%	10/27/25	26,982	29,431
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	6,242	6,893
[2]	Colgate-Palmolive Co.	2.250%	11/15/22	8,674	8,974
[2]	Colgate-Palmolive Co.	1.950%	2/1/23	2,085	2,152
[2]	Colgate-Palmolive Co.	2.100%	5/1/23	6,427	6,677
[2]	Colgate-Palmolive Co.	3.250%	3/15/24	6,576	7,127
	Conagra Brands Inc.	3.250%	9/15/22	1,200	1,251
	Conagra Brands Inc.	3.200%	1/25/23	5,204	5,447
	Conagra Brands Inc.	4.300%	5/1/24	26,845	29,739
	Conagra Brands Inc.	4.600%	11/1/25	24,887	28,618
	Constellation Brands Inc.	2.700%	5/9/22	11,924	12,227
	Constellation Brands Inc.	2.650%	11/7/22	22,664	23,463
	Constellation Brands Inc.	3.200%	2/15/23	21,053	22,094
	Constellation Brands Inc.	4.250%	5/1/23	25,279	27,248
	Constellation Brands Inc.	4.750%	11/15/24	14,525	16,576
	Constellation Brands Inc.	4.400%	11/15/25	4,667	5,340
	Constellation Brands Inc.	4.750%	12/1/25	7,257	8,417
	Costco Wholesale Corp.	2.300%	5/18/22	11,785	12,059
	Costco Wholesale Corp.	2.750%	5/18/24	25,788	27,597
	Diageo Capital plc	2.625%	4/29/23	20,848	21,750
	Diageo Capital plc	3.500%	9/18/23	10,593	11,416
	Diageo Capital plc	2.125%	10/24/24	10,840	11,386
	Diageo Capital plc	1.375%	9/29/25	19,181	19,531
	Diageo Investment Corp.	2.875%	5/11/22	21,139	21,782
	Dollar General Corp.	3.250%	4/15/23	30,120	31,702
	Dollar General Corp.	4.150%	11/1/25	5,419	6,119
	Dollar Tree Inc.	3.700%	5/15/23	18,212	19,419
	Dollar Tree Inc.	4.000%	5/15/25	19,636	21,853
	Estee Lauder Cos. Inc.	2.000%	12/1/24	8,516	8,963
	Flowers Foods Inc.	4.375%	4/1/22	2,955	3,046
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	3,080	3,217
	General Mills Inc.	3.150%	12/15/21	7,553	7,668
	General Mills Inc.	2.600%	10/12/22	13,633	14,096
	General Mills Inc.	3.700%	10/17/23	22,435	24,274
	General Mills Inc.	3.650%	2/15/24	11,719	12,775
	General Mills Inc.	4.000%	4/17/25	12,857	14,333
	Hershey Co.	2.625%	5/1/23	750	783
	Hershey Co.	3.375%	5/15/23	9,941	10,576
	Hershey Co.	2.050%	11/15/24	7,525	7,920
	Hershey Co.	0.900%	6/1/25	6,465	6,490
	Hershey Co.	3.200%	8/21/25	4,377	4,797
	J M Smucker Co.	3.000%	3/15/22	14,077	14,466
	J M Smucker Co.	3.500%	3/15/25	23,388	25,652
	Kellogg Co.	2.650%	12/1/23	11,306	11,970
	Keurig Dr Pepper Inc.	2.530%	11/15/21	1,000	1,014
	Keurig Dr Pepper Inc.	4.057%	5/25/23	39,940	43,000
	Keurig Dr Pepper Inc.	3.130%	12/15/23	19,564	20,916
	Keurig Dr Pepper Inc.	4.417%	5/25/25	13,673	15,467
	Keurig Dr Pepper Inc.	3.400%	11/15/25	8,139	8,929
	Kimberly-Clark Corp.	2.400%	3/1/22	3,900	3,978
	Kimberly-Clark Corp.	2.400%	6/1/23	5,723	5,984
	Kimberly-Clark Corp.	3.050%	8/15/25	6,340	6,905
	Kimberly-Clark Corp.	2.750%	2/15/26	9,434	10,174
	Kroger Co.	3.400%	4/15/22	8,125	8,343
	Kroger Co.	2.800%	8/1/22	15,805	16,306
	Kroger Co.	3.850%	8/1/23	15,792	16,968
	Kroger Co.	4.000%	2/1/24	11,424	12,472
	Kroger Co.	3.500%	2/1/26	5,000	5,519

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McCormick & Co. Inc.	2.700%	8/15/22	17,777	18,337
	McCormick & Co. Inc.	3.150%	8/15/24	21,286	22,967
	McCormick & Co. Inc.	0.900%	2/15/26	8,500	8,362
	Mead Johnson Nutrition Co.	4.125%	11/15/25	21,011	23,656
	Molson Coors Beverage Co.	3.500%	5/1/22	6,270	6,484
[2,3]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	6,150	6,315
	Mondelez International Inc.	0.625%	7/1/22	22,244	22,329
	Mondelez International Inc.	2.125%	4/13/23	13,002	13,455
	Mondelez International Inc.	1.500%	5/4/25	17,744	18,078
	PepsiCo Inc.	2.750%	3/5/22	27,140	27,830
	PepsiCo Inc.	2.250%	5/2/22	16,340	16,693
	PepsiCo Inc.	3.100%	7/17/22	24,331	25,161
	PepsiCo Inc.	2.750%	3/1/23	17,921	18,816
	PepsiCo Inc.	0.750%	5/1/23	25,243	25,519
	PepsiCo Inc.	0.400%	10/7/23	5,100	5,105
	PepsiCo Inc.	3.600%	3/1/24	13,265	14,455
	PepsiCo Inc.	2.250%	3/19/25	48,853	51,502
	PepsiCo Inc.	2.750%	4/30/25	19,715	21,163
	PepsiCo Inc.	3.500%	7/17/25	10,555	11,642
	Philip Morris International Inc.	2.375%	8/17/22	17,596	18,085
	Philip Morris International Inc.	2.500%	8/22/22	16,134	16,674
	Philip Morris International Inc.	2.500%	11/2/22	14,332	14,825
	Philip Morris International Inc.	2.625%	3/6/23	14,217	14,880
	Philip Morris International Inc.	1.125%	5/1/23	18,929	19,248
	Philip Morris International Inc.	2.125%	5/10/23	10,113	10,472
	Philip Morris International Inc.	3.600%	11/15/23	8,614	9,358
	Philip Morris International Inc.	2.875%	5/1/24	14,057	15,005
	Philip Morris International Inc.	3.250%	11/10/24	17,706	19,308
	Philip Morris International Inc.	1.500%	5/1/25	6,862	7,003
	Philip Morris International Inc.	3.375%	8/11/25	14,042	15,377
	Philip Morris International Inc.	2.750%	2/25/26	23,252	25,014
	Procter & Gamble Co.	2.150%	8/11/22	20,452	21,023
	Procter & Gamble Co.	3.100%	8/15/23	26,151	27,956
	Procter & Gamble Co.	0.550%	10/29/25	18,410	18,207
	Procter & Gamble Co.	2.700%	2/2/26	14,561	15,759
	Reynolds American Inc.	4.850%	9/15/23	9,019	9,973
	Reynolds American Inc.	4.450%	6/12/25	55,245	61,611
	Sysco Corp.	2.600%	6/12/22	11,634	11,953
	Sysco Corp.	3.550%	3/15/25	12,808	13,998
	Sysco Corp.	5.650%	4/1/25	10,739	12,614
	Sysco Corp.	3.750%	10/1/25	19,964	22,047
	Target Corp.	3.500%	7/1/24	23,213	25,481
	Target Corp.	2.250%	4/15/25	29,353	30,913
	Tyson Foods Inc.	4.500%	6/15/22	29,887	31,123
	Tyson Foods Inc.	3.900%	9/28/23	11,899	12,923
	Tyson Foods Inc.	3.950%	8/15/24	21,480	23,679
	Unilever Capital Corp.	3.000%	3/7/22	8,655	8,893
	Unilever Capital Corp.	2.200%	5/5/22	10,426	10,648
	Unilever Capital Corp.	3.125%	3/22/23	10,815	11,414
	Unilever Capital Corp.	0.375%	9/14/23	13,325	13,368
	Unilever Capital Corp.	3.250%	3/7/24	11,990	12,957
	Unilever Capital Corp.	2.600%	5/5/24	14,276	15,149
	Unilever Capital Corp.	3.375%	3/22/25	5,700	6,203
	Unilever Capital Corp.	3.100%	7/30/25	7,823	8,506
	Walgreen Co.	3.100%	9/15/22	32,952	34,318
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	33,769	37,189
	Walmart Inc.	2.350%	12/15/22	12,843	13,304
	Walmart Inc.	2.550%	4/11/23	26,951	28,115
	Walmart Inc.	3.400%	6/26/23	50,280	53,750
	Walmart Inc.	3.300%	4/22/24	29,600	32,010
	Walmart Inc.	2.850%	7/8/24	48,883	52,642

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	2.650%	12/15/24	29,355	31,533
	Walmart Inc.	3.550%	6/26/25	28,230	31,369
					2,669,069
Energy (7.77%)
	Baker Hughes a GE Co. LLC	2.773%	12/15/22	34,814	36,222
	Boardwalk Pipelines LP	3.375%	2/1/23	7,345	7,623
	Boardwalk Pipelines LP	4.950%	12/15/24	9,728	11,007
[2]	BP Capital Markets America Inc.	3.245%	5/6/22	29,019	29,999
[2]	BP Capital Markets America Inc.	2.520%	9/19/22	21,985	22,677
	BP Capital Markets America Inc.	2.937%	4/6/23	18,532	19,512
[2]	BP Capital Markets America Inc.	2.750%	5/10/23	36,484	38,281
[2]	BP Capital Markets America Inc.	3.216%	11/28/23	10,465	11,193
	BP Capital Markets America Inc.	3.790%	2/6/24	15,128	16,449
[2]	BP Capital Markets America Inc.	3.224%	4/14/24	21,147	22,676
	BP Capital Markets America Inc.	3.194%	4/6/25	17,771	19,173
	BP Capital Markets America Inc.	3.796%	9/21/25	14,298	15,831
	BP Capital Markets America Inc.	3.410%	2/11/26	19,861	21,777
[2]	BP Capital Markets America Inc.	3.119%	5/4/26	1,750	1,901
	BP Capital Markets plc	3.245%	5/6/22	4,879	5,044
	BP Capital Markets plc	2.500%	11/6/22	19,063	19,734
	BP Capital Markets plc	2.750%	5/10/23	663	696
	BP Capital Markets plc	3.994%	9/26/23	15,796	17,212
	BP Capital Markets plc	3.814%	2/10/24	40,199	43,857
	BP Capital Markets plc	3.535%	11/4/24	9,794	10,762
	BP Capital Markets plc	3.506%	3/17/25	16,539	18,163
	Canadian Natural Resources Ltd.	2.950%	1/15/23	25,251	26,293
	Canadian Natural Resources Ltd.	3.800%	4/15/24	16,203	17,256
	Canadian Natural Resources Ltd.	3.900%	2/1/25	12,614	13,592
	Canadian Natural Resources Ltd.	2.050%	7/15/25	10,930	11,143
	Cenovus Energy Inc.	3.000%	8/15/22	5,525	5,649
	Cenovus Energy Inc.	3.800%	9/15/23	11,725	12,150
	Cenovus Energy Inc.	5.375%	7/15/25	29,625	33,439
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	27,461	31,827
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	45,805	52,447
	Chevron Corp.	2.411%	3/3/22	16,040	16,341
	Chevron Corp.	2.498%	3/3/22	15,735	16,066
	Chevron Corp.	2.355%	12/5/22	42,124	43,404
	Chevron Corp.	1.141%	5/11/23	30,136	30,620
	Chevron Corp.	2.566%	5/16/23	12,184	12,742
	Chevron Corp.	3.191%	6/24/23	30,865	32,685
	Chevron Corp.	2.895%	3/3/24	24,520	26,152
	Chevron Corp.	1.554%	5/11/25	47,648	48,636
	Chevron Corp.	3.326%	11/17/25	12,341	13,560
	Chevron USA Inc.	0.333%	8/12/22	12,746	12,736
	Chevron USA Inc.	0.426%	8/11/23	7,659	7,678
	Chevron USA Inc.	3.900%	11/15/24	10,865	12,067
	Chevron USA Inc.	0.687%	8/12/25	18,800	18,560
	Cimarex Energy Co.	4.375%	6/1/24	13,253	14,413
	Columbia Pipeline Group Inc.	4.500%	6/1/25	17,159	19,365
	ConocoPhillips Co.	2.400%	12/15/22	2,615	2,639
	ConocoPhillips Co.	3.350%	11/15/24	6,969	7,782
	Devon Energy Corp.	5.850%	12/15/25	7,101	8,273
	Diamondback Energy Inc.	2.875%	12/1/24	18,186	19,209
	Diamondback Energy Inc.	4.750%	5/31/25	10,983	12,340
	Diamondback Energy Inc.	5.375%	5/31/25	6,775	7,012
	Diamondback Energy Inc.	3.250%	12/1/26	8,617	9,091
	Enable Midstream Partners LP	3.900%	5/15/24	10,887	11,633
	Enbridge Energy Partners LP	5.875%	10/15/25	7,338	8,714
	Enbridge Inc.	2.900%	7/15/22	8,633	8,893
	Enbridge Inc.	4.000%	10/1/23	21,427	23,118
	Enbridge Inc.	3.500%	6/10/24	9,524	10,269

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	2.500%	1/15/25	17,163	18,017
	Energy Transfer Operating LP	3.600%	2/1/23	25,344	26,453
	Energy Transfer Operating LP	4.250%	3/15/23	28,124	29,741
[2]	Energy Transfer Operating LP	4.200%	9/15/23	13,657	14,715
	Energy Transfer Operating LP	5.875%	1/15/24	20,952	23,414
	Energy Transfer Operating LP	4.900%	2/1/24	8,843	9,672
	Energy Transfer Operating LP	4.500%	4/15/24	11,943	13,063
	Energy Transfer Operating LP	4.050%	3/15/25	19,417	20,898
	Energy Transfer Operating LP	2.900%	5/15/25	20,404	21,450
	Energy Transfer Operating LP	4.750%	1/15/26	20,862	23,105
	Energy Transfer Partners LP	5.875%	3/1/22	11,625	12,068
	Energy Transfer Partners LP	5.000%	10/1/22	18,594	19,598
	Energy Transfer Partners LP	4.500%	11/1/23	21,496	23,259
	Enterprise Products Operating LLC	3.350%	3/15/23	33,748	35,370
	Enterprise Products Operating LLC	3.900%	2/15/24	14,511	15,776
	Enterprise Products Operating LLC	3.750%	2/15/25	27,810	30,528
	Enterprise Products Operating LLC	3.700%	2/15/26	17,029	18,882
[2]	Enterprise Products Operating LLC	4.875%	8/16/77	8,850	8,407
	EOG Resources Inc.	2.625%	3/15/23	14,801	15,385
	EOG Resources Inc.	3.150%	4/1/25	5,430	5,860
	EOG Resources Inc.	4.150%	1/15/26	15,326	17,343
	Exxon Mobil Corp.	2.397%	3/6/22	24,504	24,946
	Exxon Mobil Corp.	1.902%	8/16/22	16,485	16,891
	Exxon Mobil Corp.	2.726%	3/1/23	32,520	33,927
	Exxon Mobil Corp.	1.571%	4/15/23	51,579	52,926
	Exxon Mobil Corp.	3.176%	3/15/24	9,041	9,712
	Exxon Mobil Corp.	2.019%	8/16/24	24,274	25,381
	Exxon Mobil Corp.	2.709%	3/6/25	21,834	23,261
	Exxon Mobil Corp.	2.992%	3/19/25	75,717	81,781
	Halliburton Co.	3.500%	8/1/23	14,666	15,564
	Halliburton Co.	3.800%	11/15/25	17,487	19,389
[2]	Helmerich & Payne Inc.	4.650%	3/15/25	7,200	7,940
	Hess Corp.	3.500%	7/15/24	6,743	7,080
	HollyFrontier Corp.	2.625%	10/1/23	4,191	4,306
	Husky Energy Inc.	3.950%	4/15/22	9,314	9,548
	Husky Energy Inc.	4.000%	4/15/24	11,629	12,444
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	6,087	6,306
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	15,599	16,264
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	11,557	12,125
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	13,383	14,260
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	10,517	11,420
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	13,561	14,896
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	19,754	21,875
	Kinder Morgan Inc.	3.150%	1/15/23	13,977	14,624
	Kinder Morgan Inc.	4.300%	6/1/25	34,276	38,410
	Marathon Oil Corp.	2.800%	11/1/22	7,336	7,529
	Marathon Oil Corp.	3.850%	6/1/25	20,952	22,576
	Marathon Petroleum Corp.	4.500%	5/1/23	26,168	28,229
	Marathon Petroleum Corp.	4.750%	12/15/23	10,917	12,050
	Marathon Petroleum Corp.	3.625%	9/15/24	10,721	11,619
	Marathon Petroleum Corp.	4.700%	5/1/25	43,824	49,576
	MPLX LP	3.500%	12/1/22	13,055	13,675
	MPLX LP	3.375%	3/15/23	12,573	13,202
	MPLX LP	4.500%	7/15/23	18,793	20,273
	MPLX LP	4.875%	12/1/24	24,847	27,953
	MPLX LP	4.000%	2/15/25	14,685	16,043
	MPLX LP	4.875%	6/1/25	23,696	26,776
	ONEOK Inc.	7.500%	9/1/23	9,015	10,340
	ONEOK Inc.	2.750%	9/1/24	9,803	10,308
	ONEOK Inc.	2.200%	9/15/25	14,563	15,023
	ONEOK Inc.	5.850%	1/15/26	8,658	10,251

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Partners LP	3.375%	10/1/22	23,944	24,752
	ONEOK Partners LP	5.000%	9/15/23	9,030	9,871
	ONEOK Partners LP	4.900%	3/15/25	11,941	13,353
	Phillips 66	4.300%	4/1/22	34,904	36,345
	Phillips 66	3.700%	4/6/23	8,819	9,381
	Phillips 66	0.900%	2/15/24	6,200	6,194
	Phillips 66	3.850%	4/9/25	19,290	21,284
	Phillips 66	1.300%	2/15/26	9,215	9,212
	Phillips 66 Partners LP	2.450%	12/15/24	7,597	7,938
	Phillips 66 Partners LP	3.605%	2/15/25	9,524	10,264
	Pioneer Natural Resources Co.	0.750%	1/15/24	15,500	15,472
	Pioneer Natural Resources Co.	1.125%	1/15/26	13,000	12,843
	Pioneer Natural Resources Co.	4.450%	1/15/26	16,025	18,088
	Plains All American Pipeline LP	3.650%	6/1/22	12,935	13,276
	Plains All American Pipeline LP	2.850%	1/31/23	7,871	8,107
	Plains All American Pipeline LP	3.850%	10/15/23	18,888	20,108
	Plains All American Pipeline LP	3.600%	11/1/24	16,355	17,503
	Plains All American Pipeline LP	4.650%	10/15/25	24,547	27,261
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	10,988	11,427
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	27,040	29,425
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	40,114	45,529
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	59,654	68,483
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	9,350	9,420
	Schlumberger Investment SA	3.650%	12/1/23	26,152	28,248
	Shell International Finance BV	2.375%	8/21/22	23,061	23,730
	Shell International Finance BV	2.250%	1/6/23	19,498	20,164
	Shell International Finance BV	3.400%	8/12/23	18,995	20,344
	Shell International Finance BV	0.375%	9/15/23	13,429	13,446
	Shell International Finance BV	3.500%	11/13/23	13,094	14,140
	Shell International Finance BV	2.000%	11/7/24	25,684	26,771
	Shell International Finance BV	2.375%	4/6/25	29,192	30,814
	Shell International Finance BV	3.250%	5/11/25	55,522	60,610
	Spectra Energy Partners LP	4.750%	3/15/24	22,721	25,140
	Spectra Energy Partners LP	3.500%	3/15/25	4,874	5,259
	Suncor Energy Inc.	2.800%	5/15/23	10,625	11,142
	Suncor Energy Inc.	3.600%	12/1/24	18,715	20,526
	Suncor Energy Inc.	3.100%	5/15/25	11,318	12,145
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	7,173	7,451
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	20,642	22,164
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	10,166	11,983
	TC PipeLines LP	4.375%	3/13/25	4,284	4,758
[2]	TechnipFMC plc	3.450%	10/1/22	6,429	6,689
	Total Capital Canada Ltd.	2.750%	7/15/23	29,826	31,453
	Total Capital International SA	2.700%	1/25/23	20,123	21,016
	Total Capital International SA	3.700%	1/15/24	23,403	25,492
	Total Capital International SA	3.750%	4/10/24	11,650	12,780
	Total Capital International SA	2.434%	1/10/25	19,346	20,406
	TransCanada PipeLines Ltd.	2.500%	8/1/22	16,950	17,479
	TransCanada PipeLines Ltd.	3.750%	10/16/23	15,206	16,344
	TransCanada PipeLines Ltd.	4.875%	1/15/26	18,267	21,125
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	17,629	22,663
	Valero Energy Corp.	2.700%	4/15/23	24,989	26,080
	Valero Energy Corp.	1.200%	3/15/24	11,356	11,459
	Valero Energy Corp.	3.650%	3/15/25	12,577	13,587
	Valero Energy Corp.	2.850%	4/15/25	26,519	27,991
	Williams Cos. Inc.	3.600%	3/15/22	25,398	26,088
	Williams Cos. Inc.	3.350%	8/15/22	18,780	19,405
	Williams Cos. Inc.	3.700%	1/15/23	21,444	22,514
	Williams Cos. Inc.	4.500%	11/15/23	14,271	15,601
	Williams Cos. Inc.	4.300%	3/4/24	21,556	23,568
	Williams Cos. Inc.	4.550%	6/24/24	18,058	20,070

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	3.900%	1/15/25	16,492	17,963
	Williams Cos. Inc.	4.000%	9/15/25	22,075	24,393
	WPX Energy Inc.	5.250%	9/15/24	11,320	12,579
					3,502,402
Financials (39.10%)
	AerCap Ireland Capital DAC	3.500%	5/26/22	3,464	3,568
	AerCap Ireland Capital DAC	4.625%	7/1/22	14,165	14,872
	AerCap Ireland Capital DAC	3.300%	1/23/23	16,923	17,566
	AerCap Ireland Capital DAC	4.125%	7/3/23	18,630	19,811
	AerCap Ireland Capital DAC	4.500%	9/15/23	27,010	29,022
	AerCap Ireland Capital DAC	4.875%	1/16/24	23,650	25,807
	AerCap Ireland Capital DAC	3.150%	2/15/24	18,150	18,998
	AerCap Ireland Capital DAC	2.875%	8/14/24	15,109	15,733
	AerCap Ireland Capital DAC	3.500%	1/15/25	17,087	18,030
	AerCap Ireland Capital DAC	6.500%	7/15/25	30,971	36,279
	AerCap Ireland Capital DAC	4.450%	10/1/25	13,940	15,283
	AerCap Ireland Capital DAC	1.750%	1/30/26	17,000	16,623
	Affiliated Managers Group Inc.	4.250%	2/15/24	5,951	6,544
	Affiliated Managers Group Inc.	3.500%	8/1/25	9,782	10,749
	Aflac Inc.	3.625%	6/15/23	16,417	17,679
	Aflac Inc.	3.625%	11/15/24	29,191	32,301
	Aflac Inc.	3.250%	3/17/25	11,751	12,743
	Air Lease Corp.	2.625%	7/1/22	12,880	13,187
	Air Lease Corp.	2.250%	1/15/23	6,183	6,341
	Air Lease Corp.	2.750%	1/15/23	12,869	13,320
	Air Lease Corp.	3.875%	7/3/23	12,120	12,923
	Air Lease Corp.	3.000%	9/15/23	12,241	12,812
[2]	Air Lease Corp.	4.250%	2/1/24	23,220	25,235
[2]	Air Lease Corp.	0.700%	2/15/24	12,000	11,883
	Air Lease Corp.	4.250%	9/15/24	12,792	14,062
[2]	Air Lease Corp.	2.300%	2/1/25	15,660	15,983
	Air Lease Corp.	3.250%	3/1/25	12,842	13,589
	Air Lease Corp.	3.375%	7/1/25	18,400	19,584
[2]	Air Lease Corp.	2.875%	1/15/26	27,386	28,491
	Aircastle Ltd.	5.000%	4/1/23	10,269	10,988
	Aircastle Ltd.	4.400%	9/25/23	13,080	13,947
	Aircastle Ltd.	4.125%	5/1/24	9,634	10,140
	Alleghany Corp.	4.950%	6/27/22	6,095	6,438
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	7,474	8,065
	Allstate Corp.	3.150%	6/15/23	10,728	11,432
	Allstate Corp.	0.750%	12/15/25	5,900	5,836
[2]	Allstate Corp.	5.750%	8/15/53	13,672	14,612
	Ally Financial Inc.	4.625%	5/19/22	13,556	14,217
	Ally Financial Inc.	3.050%	6/5/23	150	158
	Ally Financial Inc.	1.450%	10/2/23	32,070	32,591
	Ally Financial Inc.	3.875%	5/21/24	24,429	26,444
	Ally Financial Inc.	5.125%	9/30/24	26,047	29,661
	Ally Financial Inc.	4.625%	3/30/25	15,931	17,982
	Ally Financial Inc.	5.800%	5/1/25	12,541	14,642
	American Express Co.	2.750%	5/20/22	39,799	40,893
	American Express Co.	2.500%	8/1/22	54,465	56,037
	American Express Co.	2.650%	12/2/22	39,706	41,302
	American Express Co.	3.400%	2/27/23	37,234	39,347
	American Express Co.	3.700%	8/3/23	21,432	23,079
	American Express Co.	3.400%	2/22/24	27,587	29,752
	American Express Co.	2.500%	7/30/24	24,533	25,975
	American Express Co.	3.000%	10/30/24	28,894	31,177
	American Express Co.	3.625%	12/5/24	12,404	13,725
	American Express Co.	4.200%	11/6/25	10,251	11,658
[2]	American Express Credit Corp.	2.700%	3/3/22	31,203	31,866
	American International Group Inc.	4.875%	6/1/22	18,402	19,415

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	4.125%	2/15/24	25,718	28,386
	American International Group Inc.	2.500%	6/30/25	39,637	41,803
	American International Group Inc.	3.750%	7/10/25	23,056	25,351
	Ameriprise Financial Inc.	3.000%	3/22/22	17,454	17,934
	Ameriprise Financial Inc.	4.000%	10/15/23	14,646	15,994
	Ameriprise Financial Inc.	3.700%	10/15/24	11,630	12,841
	Ameriprise Financial Inc.	3.000%	4/2/25	12,918	13,875
	Aon Corp.	2.200%	11/15/22	9,899	10,199
	Aon plc	4.000%	11/27/23	5,297	5,765
	Aon plc	3.500%	6/14/24	10,819	11,731
	Aon plc	3.875%	12/15/25	18,956	21,139
	Ares Capital Corp.	3.500%	2/10/23	14,875	15,613
	Ares Capital Corp.	4.200%	6/10/24	13,840	15,016
	Ares Capital Corp.	4.250%	3/1/25	17,571	19,095
	Ares Capital Corp.	3.250%	7/15/25	16,603	17,309
	Ares Capital Corp.	3.875%	1/15/26	24,580	26,274
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	5,387	5,911
	Assurant Inc.	4.000%	3/15/23	5,825	6,213
	Assurant Inc.	4.200%	9/27/23	8,600	9,353
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	10,197	11,550
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	16,389	16,853
[2]	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	22,181	23,058
[2]	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	18,331	18,881
[2]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	13,494	15,201
	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	20,685	20,884
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	15,475	15,385
	Banco Santander SA	3.500%	4/11/22	29,911	30,929
	Banco Santander SA	3.125%	2/23/23	17,970	18,878
	Banco Santander SA	3.848%	4/12/23	25,184	26,947
	Banco Santander SA	2.706%	6/27/24	28,295	30,039
	Banco Santander SA	2.746%	5/28/25	32,595	34,578
	Banco Santander SA	5.179%	11/19/25	21,965	25,344
	Bancolombia SA	3.000%	1/29/25	18,273	18,935
[2]	BancorpSouth Bank	4.125%	11/20/29	825	828
[2]	Bank of America Corp.	5.000%	5/13/21	466	471
[2]	Bank of America Corp.	2.503%	10/21/22	7,461	7,566
[2]	Bank of America Corp.	3.300%	1/11/23	53,952	56,857
[2]	Bank of America Corp.	2.881%	4/24/23	23,765	24,432
[2]	Bank of America Corp.	2.816%	7/21/23	33,419	34,527
	Bank of America Corp.	4.100%	7/24/23	40,165	43,787
[2]	Bank of America Corp.	3.004%	12/20/23	134,024	140,061
[2]	Bank of America Corp.	4.125%	1/22/24	60,007	66,161
[2]	Bank of America Corp.	3.550%	3/5/24	76,788	81,199
[2]	Bank of America Corp.	4.000%	4/1/24	25,981	28,506
[2]	Bank of America Corp.	1.486%	5/19/24	22,356	22,839
[2]	Bank of America Corp.	3.864%	7/23/24	70,928	76,154
[2]	Bank of America Corp.	4.200%	8/26/24	43,455	48,098
[2]	Bank of America Corp.	0.810%	10/24/24	43,842	44,249
[2]	Bank of America Corp.	4.000%	1/22/25	67,986	75,320
[2]	Bank of America Corp.	3.458%	3/15/25	61,940	66,988
[2]	Bank of America Corp.	3.950%	4/21/25	57,694	63,760
[2]	Bank of America Corp.	3.875%	8/1/25	19,418	21,663
[2]	Bank of America Corp.	0.981%	9/25/25	52,455	52,785
[2]	Bank of America Corp.	3.093%	10/1/25	54,793	59,255
[2]	Bank of America Corp.	2.456%	10/22/25	41,017	43,440
[2]	Bank of America Corp.	3.366%	1/23/26	40,407	43,981
[2]	Bank of America Corp.	2.015%	2/13/26	37,352	38,528
[2]	Bank of America Corp.	3.500%	4/19/26	500	556
[2]	Bank of America Corp.	1.319%	6/19/26	72,980	73,349
[2]	Bank of America Corp.	1.197%	10/24/26	59,925	59,553
[2]	Bank of Montreal	2.900%	3/26/22	52,955	54,443

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank of Montreal	2.350%	9/11/22	17,009	17,543
[2]	Bank of Montreal	2.050%	11/1/22	7,926	8,157
[2]	Bank of Montreal	2.550%	11/6/22	10,933	11,320
	Bank of Montreal	0.450%	12/8/23	20,000	19,998
[2]	Bank of Montreal	3.300%	2/5/24	45,353	48,874
[2]	Bank of Montreal	2.500%	6/28/24	10,696	11,349
[2]	Bank of Montreal	1.850%	5/1/25	37,082	38,292
[2]	Bank of Montreal	0.949%	1/22/27	23,125	22,810
[2]	Bank of Montreal	4.338%	10/5/28	5,220	5,664
[2]	Bank of New York Mellon Corp.	1.950%	8/23/22	28,523	29,235
[2]	Bank of New York Mellon Corp.	1.850%	1/27/23	14,242	14,659
[2]	Bank of New York Mellon Corp.	2.950%	1/29/23	17,022	17,851
[2]	Bank of New York Mellon Corp.	3.500%	4/28/23	16,602	17,735
[2]	Bank of New York Mellon Corp.	2.661%	5/16/23	17,982	18,491
[2]	Bank of New York Mellon Corp.	3.450%	8/11/23	20,649	22,197
[2]	Bank of New York Mellon Corp.	2.200%	8/16/23	26,203	27,357
[2]	Bank of New York Mellon Corp.	0.350%	12/7/23	20,100	20,126
[2]	Bank of New York Mellon Corp.	3.650%	2/4/24	11,229	12,237
	Bank of New York Mellon Corp.	3.400%	5/15/24	11,199	12,220
[2]	Bank of New York Mellon Corp.	3.250%	9/11/24	6,873	7,491
[2]	Bank of New York Mellon Corp.	2.100%	10/24/24	13,410	14,128
[2]	Bank of New York Mellon Corp.	3.000%	2/24/25	15,445	16,619
[2]	Bank of New York Mellon Corp.	1.600%	4/24/25	22,745	23,288
[2]	Bank of New York Mellon Corp.	3.950%	11/18/25	6,145	6,977
[2]	Bank of New York Mellon Corp.	0.750%	1/28/26	5,431	5,342
	Bank of Nova Scotia	2.700%	3/7/22	39,480	40,486
[2]	Bank of Nova Scotia	2.450%	9/19/22	13,240	13,683
	Bank of Nova Scotia	2.000%	11/15/22	30,318	31,195
	Bank of Nova Scotia	2.375%	1/18/23	7,795	8,073
	Bank of Nova Scotia	1.950%	2/1/23	23,593	24,238
	Bank of Nova Scotia	1.625%	5/1/23	35,092	35,976
	Bank of Nova Scotia	0.550%	9/15/23	14,212	14,250
	Bank of Nova Scotia	3.400%	2/11/24	16,435	17,778
	Bank of Nova Scotia	2.200%	2/3/25	21,110	22,067
	Bank of Nova Scotia	1.300%	6/11/25	33,109	33,361
	Bank of Nova Scotia	4.500%	12/16/25	18,835	21,599
[2]	Bank of Nova Scotia	4.650%	4/12/69	4,050	4,040
	BankUnited Inc.	4.875%	11/17/25	9,553	10,864
	Barclays Bank plc	1.700%	5/12/22	14,541	14,762
[2]	Barclays Bank plc	3.750%	5/15/24	4,450	4,889
	Barclays plc	3.684%	1/10/23	32,125	32,994
[2]	Barclays plc	4.338%	5/16/24	46,524	50,292
	Barclays plc	4.375%	9/11/24	19,292	21,208
	Barclays plc	1.007%	12/10/24	17,308	17,381
	Barclays plc	3.650%	3/16/25	43,447	47,172
[2]	Barclays plc	3.932%	5/7/25	37,012	40,260
	Barclays plc	4.375%	1/12/26	59,061	66,843
[2]	Barclays plc	2.852%	5/7/26	51,680	54,530
[2]	BBVA USA	2.875%	6/29/22	15,574	16,071
	BBVA USA	2.500%	8/27/24	13,255	14,015
[2]	BBVA USA	3.875%	4/10/25	13,632	15,128
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	17,677	18,252
	Berkshire Hathaway Inc.	3.000%	2/11/23	8,443	8,900
	Berkshire Hathaway Inc.	2.750%	3/15/23	46,043	48,138
	BGC Partners Inc.	5.375%	7/24/23	9,344	10,203
	BGC Partners Inc.	3.750%	10/1/24	5,958	6,249
	BlackRock Inc.	3.375%	6/1/22	11,250	11,686
	BlackRock Inc.	3.500%	3/18/24	21,302	23,216
[2,3]	Blackstone Secured Lending Fund	3.650%	7/14/23	3,737	3,903
[2,3]	Blackstone Secured Lending Fund	3.625%	1/15/26	16,411	16,974
[2]	BNP Paribas SA	3.250%	3/3/23	14,632	15,509

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BNP Paribas SA	4.250%	10/15/24	19,049	21,378
[2,3]	BNP Paribas SA	2.819%	11/19/25	2,000	2,127
[2,3]	BPCE SA	3.000%	5/22/22	4,300	4,437
	BPCE SA	4.000%	4/15/24	27,767	30,645
	Brookfield Asset Management Inc.	4.000%	1/15/25	7,123	7,852
	Brookfield Finance Inc.	4.000%	4/1/24	18,849	20,566
	Brown & Brown Inc.	4.200%	9/15/24	10,314	11,494
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	24,257	24,982
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	15,175	15,355
[2]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	25,837	26,617
[2]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	27,599	29,797
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	20,365	20,363
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	11,744	12,587
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	18,139	18,936
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	7,077	7,052
	Capital One Bank USA NA	3.375%	2/15/23	35,877	37,833
[2]	Capital One Bank USA NA	2.280%	1/28/26	75	78
	Capital One Financial Corp.	3.050%	3/9/22	28,142	28,844
	Capital One Financial Corp.	3.200%	1/30/23	20,037	21,058
	Capital One Financial Corp.	2.600%	5/11/23	37,268	38,918
	Capital One Financial Corp.	3.500%	6/15/23	31,848	34,035
	Capital One Financial Corp.	3.900%	1/29/24	22,190	24,133
	Capital One Financial Corp.	3.750%	4/24/24	16,645	18,078
	Capital One Financial Corp.	3.300%	10/30/24	19,644	21,309
	Capital One Financial Corp.	3.200%	2/5/25	36,500	39,330
	Capital One Financial Corp.	4.250%	4/30/25	7,604	8,515
	Capital One Financial Corp.	4.200%	10/29/25	27,756	31,139
	Capital One NA	2.150%	9/6/22	5,938	6,089
	Charles Schwab Corp.	3.225%	9/1/22	1,500	1,565
	Charles Schwab Corp.	2.650%	1/25/23	18,586	19,361
	Charles Schwab Corp.	3.550%	2/1/24	10,277	11,161
	Charles Schwab Corp.	3.000%	3/10/25	10,095	10,878
	Charles Schwab Corp.	4.200%	3/24/25	9,150	10,311
	Charles Schwab Corp.	3.850%	5/21/25	14,328	15,988
	Charles Schwab Corp.	3.450%	2/13/26	5,354	5,930
	Chubb INA Holdings Inc.	2.875%	11/3/22	21,491	22,313
	Chubb INA Holdings Inc.	2.700%	3/13/23	13,687	14,377
	Chubb INA Holdings Inc.	3.350%	5/15/24	20,113	21,948
	Chubb INA Holdings Inc.	3.150%	3/15/25	18,503	19,990
[2]	CIT Bank NA	2.969%	9/27/25	3,300	3,514
[2]	Citibank NA	3.650%	1/23/24	41,645	45,280
	Citigroup Inc.	2.750%	4/25/22	57,134	58,564
	Citigroup Inc.	4.050%	7/30/22	21,824	22,923
	Citigroup Inc.	2.700%	10/27/22	24,243	25,130
	Citigroup Inc.	3.375%	3/1/23	8,005	8,476
	Citigroup Inc.	3.500%	5/15/23	25,706	27,313
[2]	Citigroup Inc.	2.876%	7/24/23	66,497	68,747
	Citigroup Inc.	3.875%	10/25/23	19,287	21,017
[2]	Citigroup Inc.	1.678%	5/15/24	19,940	20,410
[2]	Citigroup Inc.	4.044%	6/1/24	27,637	29,735
	Citigroup Inc.	3.750%	6/16/24	18,075	19,891
	Citigroup Inc.	4.000%	8/5/24	9,856	10,840
	Citigroup Inc.	0.776%	10/30/24	39,146	39,359
	Citigroup Inc.	3.875%	3/26/25	28,222	31,062
[2]	Citigroup Inc.	3.352%	4/24/25	70,301	76,024
	Citigroup Inc.	3.300%	4/27/25	36,049	39,424
	Citigroup Inc.	4.400%	6/10/25	46,056	51,525
	Citigroup Inc.	5.500%	9/13/25	25,327	29,873
	Citigroup Inc.	3.700%	1/12/26	41,328	46,055
[2]	Citigroup Inc.	3.106%	4/8/26	74,574	80,211
	Citigroup Inc.	1.122%	1/28/27	51,650	50,870

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Citizens Bank NA	2.650%	5/26/22	14,791	15,179
[2]	Citizens Bank NA	3.700%	3/29/23	19,623	20,909
[2]	Citizens Bank NA	2.250%	4/28/25	6,439	6,752
[2]	Citizens Bank NA	3.750%	2/18/26	10,112	11,336
	Citizens Financial Group Inc.	4.300%	12/3/25	700	790
[2,3]	Citizens Financial Group Inc.	4.300%	2/11/31	3,891	4,309
	CME Group Inc.	3.000%	9/15/22	15,277	15,893
	CME Group Inc.	3.000%	3/15/25	15,776	17,048
	CNA Financial Corp.	3.950%	5/15/24	10,625	11,661
	CNO Financial Group Inc.	5.250%	5/30/25	11,275	12,910
[2]	Comerica Bank	2.500%	7/23/24	9,239	9,833
[2]	Comerica Bank	4.000%	7/27/25	4,790	5,360
	Comerica Inc.	3.700%	7/31/23	20,192	21,716
[2,3]	Commonwealth Bank of Australia	2.750%	3/10/22	3,500	3,589
	Cooperatieve Rabobank UA	3.875%	2/8/22	65,932	68,161
	Cooperatieve Rabobank UA	3.950%	11/9/22	22,451	23,759
	Cooperatieve Rabobank UA	2.750%	1/10/23	26,093	27,256
	Cooperatieve Rabobank UA	4.625%	12/1/23	38,181	42,190
	Cooperatieve Rabobank UA	0.375%	1/12/24	15,300	15,275
[2]	Cooperatieve Rabobank UA	3.375%	5/21/25	29,465	32,482
	Cooperatieve Rabobank UA	4.375%	8/4/25	26,074	29,543
	Credit Suisse AG	2.800%	4/8/22	32,860	33,722
	Credit Suisse AG	1.000%	5/5/23	43,381	43,951
	Credit Suisse AG	0.495%	2/2/24	25,050	25,020
[2]	Credit Suisse AG	3.625%	9/9/24	67,024	73,669
	Credit Suisse AG	2.950%	4/9/25	41,558	45,092
[2,3]	Credit Suisse Group AG	3.574%	1/9/23	7,175	7,373
	Credit Suisse Group AG	3.800%	6/9/23	30,637	32,828
	Credit Suisse Group AG	3.750%	3/26/25	41,571	45,508
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	38,084	39,975
[2]	Deutsche Bank AG	4.250%	10/14/21	8,978	9,176
[2]	Deutsche Bank AG	3.300%	11/16/22	12,910	13,459
	Deutsche Bank AG	3.950%	2/27/23	22,727	24,150
[2]	Deutsche Bank AG	3.700%	5/30/24	28,695	30,962
	Deutsche Bank AG	3.700%	5/30/24	7,471	8,061
[2]	Deutsche Bank AG	2.222%	9/18/24	50,890	52,305
[2]	Deutsche Bank AG	3.961%	11/26/25	21,414	23,411
	Deutsche Bank AG	4.100%	1/13/26	2,186	2,397
[2]	Deutsche Bank AG	4.100%	1/13/26	17,246	18,909
	Deutsche Bank AG	2.129%	11/24/26	39,830	40,220
[2]	Discover Bank	3.350%	2/6/23	22,087	23,253
[2]	Discover Bank	4.200%	8/8/23	18,396	19,974
	Discover Bank	2.450%	9/12/24	17,269	18,223
[2]	Discover Bank	4.682%	8/9/28	12,208	12,986
	Discover Financial Services	5.200%	4/27/22	8,317	8,754
	Discover Financial Services	3.850%	11/21/22	23,011	24,316
	Discover Financial Services	3.950%	11/6/24	10,280	11,329
	Discover Financial Services	3.750%	3/4/25	9,268	10,119
	Discover Financial Services	4.500%	1/30/26	13,723	15,639
	E*TRADE Financial Corp.	2.950%	8/24/22	12,438	12,865
	Eaton Vance Corp.	3.625%	6/15/23	6,205	6,635
	Enstar Group Ltd.	4.500%	3/10/22	6,605	6,820
	Equitable Holdings Inc.	3.900%	4/20/23	10,182	10,883
	Fidelity National Financial Inc.	5.500%	9/1/22	6,846	7,334
	Fifth Third Bancorp	3.500%	3/15/22	12,309	12,679
	Fifth Third Bancorp	2.600%	6/15/22	9,355	9,601
	Fifth Third Bancorp	1.625%	5/5/23	12,144	12,455
	Fifth Third Bancorp	4.300%	1/16/24	14,028	15,411
	Fifth Third Bancorp	3.650%	1/25/24	45,284	49,117
	Fifth Third Bancorp	2.375%	1/28/25	11,995	12,551
[2]	Fifth Third Bank NA	1.800%	1/30/23	14,654	15,055

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Fifth Third Bank NA	3.950%	7/28/25	12,212	13,757
	First American Financial Corp.	4.600%	11/15/24	4,987	5,581
	First Horizon Corp.	3.550%	5/26/23	5,598	5,921
	First Horizon Corp.	4.000%	5/26/25	10,753	11,911
	First Niagara Financial Group Inc.	7.250%	12/15/21	418	440
[2]	First Republic Bank	2.500%	6/6/22	7,438	7,616
[2]	First Republic Bank	1.912%	2/12/24	10,725	11,021
	FNB Corp.	2.200%	2/24/23	4,300	4,373
	Franklin Resources Inc.	2.800%	9/15/22	7,033	7,288
	Franklin Resources Inc.	2.850%	3/30/25	10,057	10,779
	FS KKR Capital Corp.	4.750%	5/15/22	7,549	7,832
	FS KKR Capital Corp.	4.625%	7/15/24	10,612	11,289
	FS KKR Capital Corp.	4.125%	2/1/25	9,475	9,842
	FS KKR Capital Corp.	3.400%	1/15/26	20,801	20,734
	GATX Corp.	3.900%	3/30/23	1,775	1,893
	GATX Corp.	4.350%	2/15/24	5,483	6,009
	GATX Corp.	3.250%	3/30/25	3,241	3,487
[2,3]	GE Capital Funding LLC	3.450%	5/15/25	30,597	33,162
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	34,258	37,360
	Global Payments Inc.	3.750%	6/1/23	10,526	11,189
	Global Payments Inc.	4.000%	6/1/23	14,126	15,175
	Global Payments Inc.	2.650%	2/15/25	27,250	28,695
	Globe Life Inc.	3.800%	9/15/22	4,020	4,232
	Goldman Sachs BDC Inc.	3.750%	2/10/25	9,422	10,002
	Goldman Sachs BDC Inc.	2.875%	1/15/26	8,325	8,491
	Goldman Sachs Group Inc.	3.000%	4/26/22	37,540	37,684
	Goldman Sachs Group Inc.	3.625%	1/22/23	41,013	43,459
[2]	Goldman Sachs Group Inc.	0.481%	1/27/23	50,300	50,319
	Goldman Sachs Group Inc.	3.200%	2/23/23	34,464	36,246
[2]	Goldman Sachs Group Inc.	2.908%	6/5/23	50,257	51,702
[2]	Goldman Sachs Group Inc.	2.905%	7/24/23	56,547	58,428
[2]	Goldman Sachs Group Inc.	0.627%	11/17/23	45,478	45,638
	Goldman Sachs Group Inc.	3.625%	2/20/24	43,738	47,455
	Goldman Sachs Group Inc.	4.000%	3/3/24	49,297	54,164
[2]	Goldman Sachs Group Inc.	3.850%	7/8/24	45,063	49,302
	Goldman Sachs Group Inc.	3.500%	1/23/25	64,254	69,996
	Goldman Sachs Group Inc.	3.500%	4/1/25	89,135	97,139
	Goldman Sachs Group Inc.	3.750%	5/22/25	28,563	31,481
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	33,698	36,492
	Goldman Sachs Group Inc.	4.250%	10/21/25	51,045	57,422
	Goldman Sachs Group Inc.	0.855%	2/12/26	18,970	18,759
[2]	Goldman Sachs Group Inc.	1.093%	12/9/26	45,700	45,190
	Golub Capital BDC Inc.	3.375%	4/15/24	7,498	7,806
[2]	HSBC Holdings plc	3.262%	3/13/23	65,482	67,408
	HSBC Holdings plc	3.600%	5/25/23	38,423	41,184
[2]	HSBC Holdings plc	3.033%	11/22/23	25,639	26,754
	HSBC Holdings plc	4.250%	3/14/24	43,574	47,745
[2]	HSBC Holdings plc	3.950%	5/18/24	48,542	52,149
[2]	HSBC Holdings plc	3.803%	3/11/25	59,778	64,956
	HSBC Holdings plc	4.250%	8/18/25	23,123	25,855
[2]	HSBC Holdings plc	2.633%	11/7/25	27,792	29,454
[2]	HSBC Holdings plc	1.645%	4/18/26	39,350	39,772
[2]	HSBC Holdings plc	2.099%	6/4/26	54,158	55,953
[2]	HSBC Holdings plc	4.292%	9/12/26	60,462	67,789
	HSBC USA Inc.	3.500%	6/23/24	25,314	27,604
	Huntington Bancshares Inc.	2.625%	8/6/24	18,536	19,722
	Huntington Bancshares Inc.	4.000%	5/15/25	2,633	2,953
[2]	Huntington National Bank	3.125%	4/1/22	18,595	19,107
[2]	Huntington National Bank	2.500%	8/7/22	17,254	17,750
	Huntington National Bank	1.800%	2/3/23	17,306	17,792
[2]	Huntington National Bank	3.550%	10/6/23	15,619	16,861

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ING Groep NV	3.150%	3/29/22	26,183	26,987
	ING Groep NV	4.100%	10/2/23	26,264	28,683
	ING Groep NV	3.550%	4/9/24	26,677	29,018
	Intercontinental Exchange Inc.	2.350%	9/15/22	17,534	18,020
	Intercontinental Exchange Inc.	0.700%	6/15/23	18,624	18,717
	Intercontinental Exchange Inc.	3.450%	9/21/23	8,785	9,425
	Intercontinental Exchange Inc.	4.000%	10/15/23	14,238	15,513
	Intercontinental Exchange Inc.	3.750%	12/1/25	22,060	24,496
	International Lease Finance Corp.	5.875%	8/15/22	12,232	13,060
[3]	Intesa Sanpaolo SpA	3.375%	1/12/23	2,800	2,931
	Intesa Sanpaolo SpA	5.250%	1/12/24	9,942	11,113
	Invesco Finance plc	3.125%	11/30/22	11,281	11,814
	Invesco Finance plc	4.000%	1/30/24	11,675	12,848
	Invesco Finance plc	3.750%	1/15/26	10,104	11,265
	Janus Capital Group Inc.	4.875%	8/1/25	5,165	5,867
	Jefferies Financial Group Inc.	5.500%	10/18/23	16,923	18,458
	Jefferies Group LLC	5.125%	1/20/23	14,032	15,210
	JPMorgan Chase & Co.	3.250%	9/23/22	47,386	49,591
	JPMorgan Chase & Co.	2.972%	1/15/23	47,177	48,270
	JPMorgan Chase & Co.	3.200%	1/25/23	17,433	18,371
[2]	JPMorgan Chase & Co.	3.207%	4/1/23	31,950	32,906
[2]	JPMorgan Chase & Co.	2.776%	4/25/23	42,606	43,781
	JPMorgan Chase & Co.	3.375%	5/1/23	48,912	51,967
	JPMorgan Chase & Co.	2.700%	5/18/23	51,324	53,794
	JPMorgan Chase & Co.	3.875%	2/1/24	27,102	29,706
[2]	JPMorgan Chase & Co.	3.559%	4/23/24	50,082	53,335
	JPMorgan Chase & Co.	3.625%	5/13/24	39,444	43,184
[2]	JPMorgan Chase & Co.	1.514%	6/1/24	27,626	28,325
[2]	JPMorgan Chase & Co.	3.797%	7/23/24	40,018	43,172
	JPMorgan Chase & Co.	3.875%	9/10/24	46,180	50,974
[2]	JPMorgan Chase & Co.	0.653%	9/16/24	40,187	40,283
[2]	JPMorgan Chase & Co.	4.023%	12/5/24	70,033	76,480
	JPMorgan Chase & Co.	3.125%	1/23/25	52,008	56,130
	JPMorgan Chase & Co.	0.563%	2/16/25	22,470	22,413
[2]	JPMorgan Chase & Co.	3.220%	3/1/25	57,571	61,714
	JPMorgan Chase & Co.	3.900%	7/15/25	39,998	44,438
	JPMorgan Chase & Co.	7.750%	7/15/25	1,336	1,696
[2]	JPMorgan Chase & Co.	2.301%	10/15/25	50,172	52,611
[2]	JPMorgan Chase & Co.	2.005%	3/13/26	62,950	65,203
[2]	JPMorgan Chase & Co.	2.083%	4/22/26	87,498	90,701
	JPMorgan Chase & Co.	1.045%	11/19/26	68,375	67,352
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	19,069	21,433
	JPMorgan Chase & Co.	1.040%	2/4/27	31,300	30,795
	Kemper Corp.	4.350%	2/15/25	8,889	9,771
[2]	KeyBank NA	3.180%	5/22/22	6,200	6,358
[2]	KeyBank NA	2.400%	6/9/22	10,094	10,377
[2]	KeyBank NA	2.300%	9/14/22	19,629	20,249
[2]	KeyBank NA	3.375%	3/7/23	14,641	15,531
[2]	KeyBank NA	1.250%	3/10/23	22,685	23,133
[2]	KeyBank NA	0.423%	1/3/24	18,100	18,161
[2]	KeyBank NA	3.300%	6/1/25	9,475	10,409
[2]	KeyCorp	4.150%	10/29/25	6,468	7,332
	Lazard Group LLC	3.750%	2/13/25	7,683	8,381
	Lincoln National Corp.	4.200%	3/15/22	7,270	7,561
	Lincoln National Corp.	4.000%	9/1/23	10,080	10,993
	Lincoln National Corp.	3.350%	3/9/25	3,718	4,032
	Lloyds Bank plc	2.250%	8/14/22	2,650	2,725
	Lloyds Bank plc	3.500%	5/14/25	750	823
	Lloyds Banking Group plc	3.100%	7/6/21	17,644	17,814
[2]	Lloyds Banking Group plc	2.858%	3/17/23	37,224	38,158
[2]	Lloyds Banking Group plc	1.326%	6/15/23	12,593	12,727

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lloyds Banking Group plc	4.050%	8/16/23	38,182	41,427
[2]	Lloyds Banking Group plc	2.907%	11/7/23	32,129	33,397
	Lloyds Banking Group plc	3.900%	3/12/24	20,679	22,621
	Lloyds Banking Group plc	4.500%	11/4/24	23,962	26,758
	Lloyds Banking Group plc	4.450%	5/8/25	14,523	16,381
[2]	Lloyds Banking Group plc	3.870%	7/9/25	50,241	55,196
	Lloyds Banking Group plc	4.582%	12/10/25	28,335	32,090
[2]	Lloyds Banking Group plc	2.438%	2/5/26	24,044	25,091
	Loews Corp.	2.625%	5/15/23	8,488	8,864
	M&T Bank Corp.	3.550%	7/26/23	18,282	19,662
	Main Street Capital Corp.	5.200%	5/1/24	8,340	8,992
[2]	Manufacturers & Traders Trust Co.	2.500%	5/18/22	17,604	18,046
[2]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,622	8,208
	Markel Corp.	4.900%	7/1/22	7,250	7,677
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	9,702	9,896
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	6,405	6,745
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	21,230	23,191
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	11,877	12,858
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	13,817	15,087
	Mastercard Inc.	3.375%	4/1/24	18,545	20,143
	Mastercard Inc.	2.000%	3/3/25	17,497	18,161
	MetLife Inc.	3.048%	12/15/22	14,569	15,302
[2]	MetLife Inc.	4.368%	9/15/23	21,641	23,819
	MetLife Inc.	3.600%	4/10/24	18,416	20,069
	MetLife Inc.	3.000%	3/1/25	11,088	11,968
	MetLife Inc.	3.600%	11/13/25	5,727	6,356
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	32,132	33,067
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	44,708	46,081
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	46,960	48,467
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	32,805	34,735
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	47,579	51,277
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	12,613	13,305
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	38,407	41,456
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	20,685	22,086
[2]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	27,114	27,190
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	53,073	55,164
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	32,421	32,717
	Mizuho Financial Group Inc.	2.953%	2/28/22	29,515	30,280
	Mizuho Financial Group Inc.	2.601%	9/11/22	26,567	27,481
	Mizuho Financial Group Inc.	3.549%	3/5/23	13,529	14,374
[2]	Mizuho Financial Group Inc.	2.721%	7/16/23	15,995	16,472
[2]	Mizuho Financial Group Inc.	1.241%	7/10/24	19,195	19,457
[2]	Mizuho Financial Group Inc.	0.849%	9/8/24	16,625	16,655
[2]	Mizuho Financial Group Inc.	3.922%	9/11/24	24,046	26,039
[2]	Mizuho Financial Group Inc.	2.839%	7/16/25	17,288	18,388
[2]	Mizuho Financial Group Inc.	2.555%	9/13/25	11,441	12,086
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	3,900	4,036
	Morgan Stanley	2.750%	5/19/22	60,160	61,966
	Morgan Stanley	4.875%	11/1/22	46,012	49,359
[2]	Morgan Stanley	3.125%	1/23/23	49,760	52,264
[2]	Morgan Stanley	3.750%	2/25/23	63,898	68,058
[2]	Morgan Stanley	4.100%	5/22/23	50,510	54,360
[2]	Morgan Stanley	0.560%	11/10/23	26,760	26,756
[2]	Morgan Stanley	0.529%	1/25/24	30,800	30,792
[2]	Morgan Stanley	3.737%	4/24/24	66,131	70,591
[2]	Morgan Stanley	3.875%	4/29/24	62,440	68,609
[2]	Morgan Stanley	3.700%	10/23/24	66,442	73,366
[2]	Morgan Stanley	2.720%	7/22/25	46,496	49,294
[2]	Morgan Stanley	4.000%	7/23/25	61,911	69,576
[2]	Morgan Stanley	0.864%	10/21/25	22,414	22,422
	Morgan Stanley	5.000%	11/24/25	43,675	50,914

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley	3.875%	1/27/26	61,950	69,769
[2]	Morgan Stanley	2.188%	4/28/26	59,890	62,359
	Morgan Stanley	0.985%	12/10/26	59,850	59,040
	MUFG Americas Holdings Corp.	3.500%	6/18/22	12,279	12,787
	MUFG Americas Holdings Corp.	3.000%	2/10/25	8,366	8,958
[2]	MUFG Union Bank NA	3.150%	4/1/22	36,868	37,929
[2]	MUFG Union Bank NA	2.100%	12/9/22	16,056	16,530
	Nasdaq Inc.	0.445%	12/21/22	500	500
	Nasdaq Inc.	4.250%	6/1/24	10,113	11,121
[2]	National Australia Bank Ltd.	2.500%	5/22/22	16,935	17,394
	National Australia Bank Ltd.	1.875%	12/13/22	4,140	4,246
	National Australia Bank Ltd.	3.000%	1/20/23	15,208	15,972
	National Australia Bank Ltd.	2.875%	4/12/23	10,872	11,457
	National Australia Bank Ltd.	3.625%	6/20/23	16,830	18,106
	National Australia Bank Ltd.	3.375%	1/14/26	12,489	13,835
[2]	National Bank of Canada	2.100%	2/1/23	24,973	25,717
[2]	National Bank of Canada	0.900%	8/15/23	10,315	10,392
[2]	National Bank of Canada	0.550%	11/15/24	11,200	11,187
	Natwest Group plc	6.125%	12/15/22	4,590	5,003
[2]	Natwest Group plc	3.498%	5/15/23	40,172	41,589
	Natwest Group plc	6.100%	6/10/23	2,568	2,858
	Natwest Group plc	3.875%	9/12/23	63,400	68,293
	Natwest Group plc	6.000%	12/19/23	47,921	54,482
[2]	Natwest Group plc	2.359%	5/22/24	21,573	22,298
	Natwest Group plc	5.125%	5/28/24	44,134	49,398
[2]	Natwest Group plc	4.519%	6/25/24	25,842	28,093
[2]	Natwest Group plc	4.269%	3/22/25	34,952	38,309
[2]	Natwest Group plc	3.754%	11/1/29	25,702	27,083
[2]	New York Community Bancorp Inc.	5.900%	11/6/28	6,209	6,510
	Nomura Holdings Inc.	2.648%	1/16/25	30,111	31,619
	Nomura Holdings Inc.	1.851%	7/16/25	31,359	32,041
	Northern Trust Corp.	2.375%	8/2/22	11,720	12,063
	Northern Trust Corp.	3.950%	10/30/25	13,337	14,967
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	7,883	8,173
	Old Republic International Corp.	4.875%	10/1/24	5,723	6,476
	ORIX Corp.	2.900%	7/18/22	15,019	15,519
	ORIX Corp.	4.050%	1/16/24	600	656
	ORIX Corp.	3.250%	12/4/24	17,045	18,496
	Owl Rock Capital Corp.	5.250%	4/15/24	8,896	9,757
	Owl Rock Capital Corp.	4.000%	3/30/25	11,035	11,634
	Owl Rock Capital Corp.	3.750%	7/22/25	10,355	10,781
	Owl Rock Capital Corp.	4.250%	1/15/26	7,529	8,035
	PayPal Holdings Inc.	2.200%	9/26/22	34,115	35,059
	PayPal Holdings Inc.	1.350%	6/1/23	17,940	18,306
	PayPal Holdings Inc.	2.400%	10/1/24	24,629	26,082
	PayPal Holdings Inc.	1.650%	6/1/25	11,240	11,527
	People's United Bank NA	4.000%	7/15/24	9,187	9,904
	People's United Financial Inc.	3.650%	12/6/22	8,020	8,395
[2]	PNC Bank NA	2.450%	7/28/22	12,516	12,870
[2]	PNC Bank NA	2.700%	11/1/22	24,038	24,954
[2]	PNC Bank NA	2.028%	12/9/22	16,590	16,803
[2]	PNC Bank NA	2.950%	1/30/23	10,095	10,584
[2]	PNC Bank NA	3.500%	6/8/23	12,365	13,215
	PNC Bank NA	3.800%	7/25/23	24,371	26,324
[2]	PNC Bank NA	3.300%	10/30/24	9,779	10,713
[2]	PNC Bank NA	2.950%	2/23/25	9,498	10,234
[2]	PNC Bank NA	3.250%	6/1/25	9,484	10,385
[2]	PNC Bank NA	4.200%	11/1/25	7,537	8,558
	PNC Financial Services Group Inc.	3.300%	3/8/22	24,858	25,573
	PNC Financial Services Group Inc.	2.854%	11/9/22	13,937	14,535
	PNC Financial Services Group Inc.	3.500%	1/23/24	25,450	27,622

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	3.900%	4/29/24	17,855	19,631
	PNC Financial Services Group Inc.	2.200%	11/1/24	9,729	10,297
	Primerica Inc.	4.750%	7/15/22	6,529	6,913
	Principal Financial Group Inc.	3.300%	9/15/22	9,361	9,773
	Principal Financial Group Inc.	3.125%	5/15/23	6,074	6,426
	Principal Financial Group Inc.	3.400%	5/15/25	5,206	5,658
	Prospect Capital Corp.	5.875%	3/15/23	1,093	1,164
	Prospect Capital Corp.	3.706%	1/22/26	7,250	7,234
[2]	Prudential Financial Inc.	3.500%	5/15/24	15,206	16,630
[2]	Prudential Financial Inc.	5.875%	9/15/42	12,615	13,293
[2]	Prudential Financial Inc.	5.625%	6/15/43	25,631	27,297
[2]	Prudential Financial Inc.	5.200%	3/15/44	13,352	14,136
[2]	Prudential Financial Inc.	5.375%	5/15/45	18,000	19,912
	Regions Financial Corp.	3.800%	8/14/23	16,912	18,194
	Regions Financial Corp.	2.250%	5/18/25	19,572	20,499
[2]	Reinsurance Group of America Inc.	4.700%	9/15/23	4,908	5,427
	RenaissanceRe Finance Inc.	3.700%	4/1/25	6,985	7,609
[2]	Royal Bank of Canada	2.800%	4/29/22	20,037	20,614
[2]	Royal Bank of Canada	1.950%	1/17/23	21,557	22,230
[2]	Royal Bank of Canada	1.600%	4/17/23	41,247	42,330
[2]	Royal Bank of Canada	3.700%	10/5/23	39,021	42,331
[2]	Royal Bank of Canada	0.500%	10/26/23	18,810	18,863
[2]	Royal Bank of Canada	0.425%	1/19/24	16,200	16,159
[2]	Royal Bank of Canada	2.550%	7/16/24	20,678	21,964
[2]	Royal Bank of Canada	2.250%	11/1/24	42,190	44,485
[2]	Royal Bank of Canada	1.150%	6/10/25	36,820	37,009
[2]	Royal Bank of Canada	0.875%	1/20/26	23,309	23,056
[2]	Royal Bank of Canada	4.650%	1/27/26	31,876	36,961
	Santander Holdings USA Inc.	3.400%	1/18/23	20,790	21,761
	Santander Holdings USA Inc.	3.500%	6/7/24	21,469	23,186
	Santander Holdings USA Inc.	3.450%	6/2/25	7,061	7,593
	Santander Holdings USA Inc.	4.500%	7/17/25	19,262	21,443
	Santander Holdings USA Inc.	3.244%	10/5/26	27,519	29,490
	Santander UK Group Holdings plc	3.571%	1/10/23	11,884	12,197
[2]	Santander UK Group Holdings plc	3.373%	1/5/24	14,680	15,416
[2]	Santander UK Group Holdings plc	4.796%	11/15/24	27,152	30,131
[2]	Santander UK Group Holdings plc	1.532%	8/21/26	15,875	15,969
	Santander UK plc	2.100%	1/13/23	20,937	21,607
	Santander UK plc	4.000%	3/13/24	22,394	24,687
	Santander UK plc	2.875%	6/18/24	25,909	27,736
	Signature Bank	4.000%	10/15/30	6,400	6,605
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	5,713	6,043
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	7,876	8,078
	Sompo International Holdings Ltd.	4.700%	10/15/22	4,320	4,602
[2,3]	Standard Chartered plc	2.819%	1/30/26	2,000	2,097
	State Street Corp.	2.825%	3/30/23	8,201	8,427
[2]	State Street Corp.	2.653%	5/15/23	18,862	19,376
	State Street Corp.	3.100%	5/15/23	17,606	18,681
	State Street Corp.	3.700%	11/20/23	19,468	21,238
[2]	State Street Corp.	3.776%	12/3/24	14,103	15,365
	State Street Corp.	3.300%	12/16/24	25,423	28,028
	State Street Corp.	3.550%	8/18/25	21,248	23,656
[2]	State Street Corp.	2.354%	11/1/25	18,729	19,861
	State Street Corp.	2.901%	3/30/26	16,071	17,334
	Stifel Financial Corp.	4.250%	7/18/24	7,777	8,634
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	12,967	13,431
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	3,890	4,082
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	7,975	8,648
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	6,960	7,610
[2]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	7,573	8,252
[2]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,752	4,162

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	53,434	55,219
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	22,099	22,876
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	23,859	25,080
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	12,419	13,413
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	22,847	24,960
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	18,000	17,992
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	45,771	48,680
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	20,149	21,362
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	22,615	23,732
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	64,550	65,581
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	22,802	22,450
	SVB Financial Group	3.500%	1/29/25	2,696	2,942
[2]	Svenska Handelsbanken AB	3.900%	11/20/23	24,883	27,313
[2]	Synchrony Bank	3.000%	6/15/22	15,593	16,068
	Synchrony Financial	2.850%	7/25/22	12,551	12,913
	Synchrony Financial	4.375%	3/19/24	24,769	27,168
	Synchrony Financial	4.250%	8/15/24	17,326	18,972
	Synchrony Financial	4.500%	7/23/25	16,619	18,532
	Synovus Financial Corp.	3.125%	11/1/22	5,593	5,803
	TD Ameritrade Holding Corp.	2.950%	4/1/22	13,975	14,311
	TD Ameritrade Holding Corp.	3.750%	4/1/24	8,608	9,393
	TD Ameritrade Holding Corp.	3.625%	4/1/25	10,472	11,532
[2]	Toronto-Dominion Bank	1.900%	12/1/22	24,796	25,503
[2]	Toronto-Dominion Bank	0.250%	1/6/23	20,800	20,787
[2]	Toronto-Dominion Bank	0.750%	6/12/23	28,540	28,764
[2]	Toronto-Dominion Bank	3.500%	7/19/23	53,242	57,301
[2]	Toronto-Dominion Bank	0.450%	9/11/23	12,300	12,302
[2]	Toronto-Dominion Bank	3.250%	3/11/24	37,567	40,574
[2]	Toronto-Dominion Bank	2.650%	6/12/24	26,354	28,116
[2]	Toronto-Dominion Bank	1.150%	6/12/25	24,496	24,653
[2]	Toronto-Dominion Bank	0.750%	9/11/25	23,476	23,189
[2]	Toronto-Dominion Bank	0.750%	1/6/26	22,380	22,004
[2]	Truist Bank	2.800%	5/17/22	27,787	28,578
[2]	Truist Bank	2.450%	8/1/22	29,277	30,123
[2]	Truist Bank	3.000%	2/2/23	8,732	9,154
[2]	Truist Bank	1.250%	3/9/23	16,754	17,054
[2]	Truist Bank	2.750%	5/1/23	11,972	12,569
[2]	Truist Bank	3.200%	4/1/24	41,652	44,927
[2]	Truist Bank	3.689%	8/2/24	19,999	21,525
[2]	Truist Bank	2.150%	12/6/24	33,024	34,714
[2]	Truist Bank	1.500%	3/10/25	22,274	22,771
[2]	Truist Bank	3.625%	9/16/25	28,982	32,163
[2]	Truist Bank	4.050%	11/3/25	5,209	5,914
[2]	Truist Bank	2.636%	9/17/29	1,122	1,186
[2]	Truist Financial Corp.	3.950%	3/22/22	10,470	10,837
[2]	Truist Financial Corp.	2.750%	4/1/22	19,465	19,952
[2]	Truist Financial Corp.	3.050%	6/20/22	42,294	43,716
[2]	Truist Financial Corp.	2.200%	3/16/23	8,126	8,419
[2]	Truist Financial Corp.	3.750%	12/6/23	18,564	20,219
[2]	Truist Financial Corp.	2.500%	8/1/24	22,528	23,916
[2]	Truist Financial Corp.	2.850%	10/26/24	8,664	9,310
	Truist Financial Corp.	4.000%	5/1/25	23,623	26,426
[2]	Truist Financial Corp.	3.700%	6/5/25	21,248	23,554
[2]	Truist Financial Corp.	1.200%	8/5/25	9,125	9,183
	Unum Group	4.000%	3/15/24	7,759	8,427
	Unum Group	4.500%	3/15/25	10,274	11,525
[2]	US Bancorp	3.000%	3/15/22	9,344	9,590
[2]	US Bancorp	2.950%	7/15/22	28,374	29,334
[2]	US Bancorp	3.700%	1/30/24	19,802	21,579
	US Bancorp	3.375%	2/5/24	43,437	47,060
	US Bancorp	2.400%	7/30/24	29,115	30,860

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	US Bancorp	3.600%	9/11/24	15,037	16,500
	US Bancorp	1.450%	5/12/25	15,906	16,225
[2]	US Bancorp	3.950%	11/17/25	11,235	12,739
[2]	US Bank NA	2.650%	5/23/22	25,011	25,711
	US Bank NA	1.950%	1/9/23	16,224	16,709
[2]	US Bank NA	2.850%	1/23/23	11,063	11,579
[2]	US Bank NA	3.400%	7/24/23	21,128	22,634
[2]	US Bank NA	2.050%	1/21/25	17,658	18,458
[2]	US Bank NA	2.800%	1/27/25	37,570	40,266
	Visa Inc.	2.150%	9/15/22	13,334	13,702
	Visa Inc.	2.800%	12/14/22	56,849	59,213
	Visa Inc.	3.150%	12/14/25	75,336	82,698
	Voya Financial Inc.	3.125%	7/15/24	6,793	7,302
[2]	Voya Financial Inc.	5.650%	5/15/53	8,398	8,755
	W R Berkley Corp.	4.625%	3/15/22	5,341	5,568
[2]	Wells Fargo & Co.	3.500%	3/8/22	46,108	47,609
[2]	Wells Fargo & Co.	2.625%	7/22/22	81,156	83,734
	Wells Fargo & Co.	3.069%	1/24/23	75,698	77,535
[2]	Wells Fargo & Co.	3.450%	2/13/23	53,062	56,216
	Wells Fargo & Co.	4.125%	8/15/23	24,583	26,731
	Wells Fargo & Co.	4.480%	1/16/24	15,265	16,887
[2]	Wells Fargo & Co.	3.750%	1/24/24	55,239	60,003
[2]	Wells Fargo & Co.	1.654%	6/2/24	50,392	51,519
[2]	Wells Fargo & Co.	3.300%	9/9/24	40,524	44,129
[2]	Wells Fargo & Co.	3.000%	2/19/25	62,866	67,331
[2]	Wells Fargo & Co.	3.550%	9/29/25	58,001	64,013
[2]	Wells Fargo & Co.	2.406%	10/30/25	71,115	75,066
[2]	Wells Fargo & Co.	2.164%	2/11/26	59,603	61,756
[2]	Wells Fargo & Co.	2.188%	4/30/26	79,165	82,314
[2]	Wells Fargo Bank NA	3.550%	8/14/23	73,027	78,677
	Western Union Co.	3.600%	3/15/22	10,437	10,749
	Western Union Co.	2.850%	1/10/25	17,264	18,283
[1]	Western Union Co.	1.350%	3/15/26	5,000	4,946
	Westpac Banking Corp.	2.500%	6/28/22	31,170	32,090
	Westpac Banking Corp.	2.750%	1/11/23	28,199	29,492
	Westpac Banking Corp.	2.000%	1/13/23	11,817	12,171
	Westpac Banking Corp.	3.650%	5/15/23	13,731	14,740
	Westpac Banking Corp.	3.300%	2/26/24	26,619	28,784
	Westpac Banking Corp.	2.350%	2/19/25	26,066	27,458
	Westpac Banking Corp.	2.850%	5/13/26	7,825	8,490
[2]	Westpac Banking Corp.	2.894%	2/4/30	31,149	32,462
	Willis North America Inc.	3.600%	5/15/24	20,258	21,977
	XLIT Ltd.	4.450%	3/31/25	12,714	14,328
					17,626,426
Health Care (9.24%)
	Abbott Laboratories	2.550%	3/15/22	13,453	13,755
	Abbott Laboratories	3.400%	11/30/23	27,940	30,090
	Abbott Laboratories	2.950%	3/15/25	13,619	14,629
	Abbott Laboratories	3.875%	9/15/25	7,802	8,733
	AbbVie Inc.	3.450%	3/15/22	47,547	48,832
	AbbVie Inc.	3.250%	10/1/22	51,726	53,675
	AbbVie Inc.	2.900%	11/6/22	73,619	76,578
	AbbVie Inc.	3.200%	11/6/22	39,993	41,654
	AbbVie Inc.	2.300%	11/21/22	52,051	53,721
	AbbVie Inc.	2.800%	3/15/23	9,612	10,006
	AbbVie Inc.	2.850%	5/14/23	17,155	17,961
	AbbVie Inc.	3.750%	11/14/23	15,477	16,746
	AbbVie Inc.	3.850%	6/15/24	13,810	14,931
	AbbVie Inc.	2.600%	11/21/24	68,263	72,503
	AbbVie Inc.	3.800%	3/15/25	69,077	75,683
	AbbVie Inc.	3.600%	5/14/25	68,924	75,519

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aetna Inc.	2.750%	11/15/22	20,995	21,707
	Aetna Inc.	2.800%	6/15/23	19,306	20,233
	Aetna Inc.	3.500%	11/15/24	22,046	24,091
	Agilent Technologies Inc.	3.200%	10/1/22	5,906	6,125
	Agilent Technologies Inc.	3.875%	7/15/23	11,698	12,534
	AmerisourceBergen Corp.	3.400%	5/15/24	10,277	11,084
	AmerisourceBergen Corp.	3.250%	3/1/25	10,863	11,708
	Amgen Inc.	2.700%	5/1/22	11,978	12,258
	Amgen Inc.	2.650%	5/11/22	42,502	43,566
	Amgen Inc.	3.625%	5/15/22	10,602	10,934
	Amgen Inc.	2.250%	8/19/23	12,788	13,307
	Amgen Inc.	3.625%	5/22/24	26,220	28,510
	Amgen Inc.	1.900%	2/21/25	13,698	14,148
	Amgen Inc.	3.125%	5/1/25	13,861	14,956
	Anthem Inc.	3.125%	5/15/22	11,651	12,030
	Anthem Inc.	2.950%	12/1/22	15,136	15,763
	Anthem Inc.	3.300%	1/15/23	23,390	24,625
	Anthem Inc.	3.500%	8/15/24	27,671	30,121
	Anthem Inc.	3.350%	12/1/24	21,322	23,247
	Anthem Inc.	2.375%	1/15/25	28,928	30,309
	AstraZeneca plc	2.375%	6/12/22	21,863	22,391
	AstraZeneca plc	3.500%	8/17/23	21,764	23,315
	AstraZeneca plc	3.375%	11/16/25	38,659	42,556
	Baxalta Inc.	4.000%	6/23/25	14,627	16,240
	Becton Dickinson & Co.	2.894%	6/6/22	35,028	36,034
	Becton Dickinson & Co.	3.363%	6/6/24	34,085	36,721
	Becton Dickinson & Co.	3.734%	12/15/24	29,797	32,742
	Biogen Inc.	3.625%	9/15/22	21,771	22,809
	Biogen Inc.	4.050%	9/15/25	33,243	37,374
	Boston Scientific Corp.	3.375%	5/15/22	4,621	4,788
	Boston Scientific Corp.	3.450%	3/1/24	24,555	26,417
	Boston Scientific Corp.	3.850%	5/15/25	8,893	9,832
	Boston Scientific Corp.	1.900%	6/1/25	22,306	22,985
	Bristol-Myers Squibb Co.	2.600%	5/16/22	19,963	20,483
	Bristol-Myers Squibb Co.	2.000%	8/1/22	16,975	17,358
	Bristol-Myers Squibb Co.	3.250%	8/15/22	39,235	40,769
	Bristol-Myers Squibb Co.	3.550%	8/15/22	23,288	24,362
	Bristol-Myers Squibb Co.	2.750%	2/15/23	21,711	22,666
	Bristol-Myers Squibb Co.	3.250%	2/20/23	17,776	18,789
	Bristol-Myers Squibb Co.	3.250%	11/1/23	10,564	11,365
	Bristol-Myers Squibb Co.	0.537%	11/13/23	15,000	15,011
	Bristol-Myers Squibb Co.	2.900%	7/26/24	57,803	62,086
	Bristol-Myers Squibb Co.	3.875%	8/15/25	63,996	71,643
	Bristol-Myers Squibb Co.	0.750%	11/13/25	21,125	20,938
	Cardinal Health Inc.	2.616%	6/15/22	12,082	12,385
	Cardinal Health Inc.	3.200%	3/15/23	12,536	13,184
	Cardinal Health Inc.	3.079%	6/15/24	22,651	24,173
	Cardinal Health Inc.	3.500%	11/15/24	7,298	7,928
	Cardinal Health Inc.	3.750%	9/15/25	8,185	9,041
[2]	Cigna Corp.	3.050%	11/30/22	12,276	12,761
[2]	Cigna Corp.	3.000%	7/15/23	21,330	22,433
	Cigna Corp.	3.750%	7/15/23	38,711	41,639
[2]	Cigna Corp.	3.500%	6/15/24	13,848	14,876
[2]	Cigna Corp.	3.250%	4/15/25	13,226	14,286
	Cigna Corp.	4.125%	11/15/25	57,962	65,428
[2]	Cigna Corp.	4.500%	2/25/26	18,881	21,632
	CommonSpirit Health	2.950%	11/1/22	14,152	14,721
	CommonSpirit Health	2.760%	10/1/24	11,620	12,347
	CommonSpirit Health	1.547%	10/1/25	15,125	15,287
	CVS Health Corp.	3.500%	7/20/22	39,357	40,839
	CVS Health Corp.	2.750%	12/1/22	19,342	20,024

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	4.750%	12/1/22	12,816	13,620
	CVS Health Corp.	3.700%	3/9/23	79,569	84,582
	CVS Health Corp.	3.375%	8/12/24	13,074	14,151
	CVS Health Corp.	2.625%	8/15/24	21,125	22,443
	CVS Health Corp.	3.875%	7/20/25	46,933	51,996
	Danaher Corp.	3.350%	9/15/25	8,526	9,374
	DH Europe Finance II Sarl	2.050%	11/15/22	14,502	14,914
	DH Europe Finance II Sarl	2.200%	11/15/24	10,698	11,274
	Dignity Health	3.125%	11/1/22	4,439	4,595
	Eli Lilly & Co.	2.350%	5/15/22	11,030	11,292
	Eli Lilly & Co.	2.750%	6/1/25	8,430	9,012
	Gilead Sciences Inc.	1.950%	3/1/22	3,171	3,214
	Gilead Sciences Inc.	3.250%	9/1/22	35,081	36,399
	Gilead Sciences Inc.	2.500%	9/1/23	23,692	24,805
	Gilead Sciences Inc.	0.750%	9/29/23	18,150	18,185
	Gilead Sciences Inc.	3.700%	4/1/24	42,536	46,080
	Gilead Sciences Inc.	3.500%	2/1/25	28,759	31,279
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	30,588	32,092
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	18,979	20,222
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	18,156	20,094
	GlaxoSmithKline Capital plc	2.850%	5/8/22	35,992	37,071
	GlaxoSmithKline Capital plc	2.875%	6/1/22	43,991	45,315
	GlaxoSmithKline Capital plc	0.534%	10/1/23	19,133	19,196
	GlaxoSmithKline Capital plc	3.000%	6/1/24	23,039	24,763
	HCA Inc.	4.750%	5/1/23	26,650	28,882
	HCA Inc.	5.000%	3/15/24	29,127	32,586
	HCA Inc.	5.250%	4/15/25	40,262	46,301
	Humana Inc.	3.150%	12/1/22	12,520	13,008
	Humana Inc.	2.900%	12/15/22	7,714	8,025
	Humana Inc.	3.850%	10/1/24	12,063	13,239
	Humana Inc.	4.500%	4/1/25	13,211	14,916
	Johnson & Johnson	2.250%	3/3/22	16,425	16,732
	Johnson & Johnson	2.050%	3/1/23	7,902	8,152
	Johnson & Johnson	6.730%	11/15/23	50	58
	Johnson & Johnson	3.375%	12/5/23	13,567	14,696
	Johnson & Johnson	2.625%	1/15/25	17,391	18,502
	Johnson & Johnson	0.550%	9/1/25	20,790	20,490
	Kaiser Foundation Hospitals	3.500%	4/1/22	9,780	10,110
	Laboratory Corp. of America Holdings	3.750%	8/23/22	13,709	14,259
	Laboratory Corp. of America Holdings	4.000%	11/1/23	3,223	3,487
	Laboratory Corp. of America Holdings	3.250%	9/1/24	15,604	16,869
	Laboratory Corp. of America Holdings	2.300%	12/1/24	17,018	17,961
	Laboratory Corp. of America Holdings	3.600%	2/1/25	17,373	18,920
	McKesson Corp.	2.700%	12/15/22	5,443	5,628
	McKesson Corp.	2.850%	3/15/23	10,540	10,980
	McKesson Corp.	3.796%	3/15/24	17,953	19,496
	McKesson Corp.	0.900%	12/3/25	7,425	7,290
	Medtronic Inc.	3.500%	3/15/25	32,617	35,810
	Merck & Co. Inc.	2.400%	9/15/22	23,615	24,240
	Merck & Co. Inc.	2.800%	5/18/23	37,161	39,175
	Merck & Co. Inc.	2.900%	3/7/24	15,508	16,589
	Merck & Co. Inc.	2.750%	2/10/25	35,670	38,081
	Merck & Co. Inc.	0.750%	2/24/26	29,211	28,841
	Mylan Inc.	4.200%	11/29/23	14,330	15,575
	Novartis Capital Corp.	2.400%	5/17/22	31,988	32,801
	Novartis Capital Corp.	2.400%	9/21/22	30,479	31,438
	Novartis Capital Corp.	3.400%	5/6/24	24,445	26,644
	Novartis Capital Corp.	1.750%	2/14/25	27,569	28,478
	Novartis Capital Corp.	3.000%	11/20/25	34,810	37,901
[2]	PeaceHealth Obligated Group	1.375%	11/15/25	6,595	6,655
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	14,455	15,841

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	2.800%	3/11/22	13,357	13,708
	Pfizer Inc.	3.000%	6/15/23	11,988	12,714
	Pfizer Inc.	3.200%	9/15/23	14,362	15,358
	Pfizer Inc.	2.950%	3/15/24	24,241	25,960
	Pfizer Inc.	3.400%	5/15/24	24,476	26,642
	Pfizer Inc.	0.800%	5/28/25	12,829	12,770
	Quest Diagnostics Inc.	4.250%	4/1/24	7,317	8,018
	Quest Diagnostics Inc.	3.500%	3/30/25	12,820	13,944
[2,3]	Royalty Pharma plc	0.750%	9/2/23	25,750	25,831
[2,3]	Royalty Pharma plc	1.200%	9/2/25	26,568	26,386
	Sanofi	3.375%	6/19/23	13,057	13,928
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	61,877	65,365
[2]	SSM Health Care Corp.	3.688%	6/1/23	10,452	11,124
	Stryker Corp.	0.600%	12/1/23	4,300	4,305
	Stryker Corp.	3.375%	5/15/24	11,200	12,078
	Stryker Corp.	1.150%	6/15/25	12,830	12,834
	Stryker Corp.	3.375%	11/1/25	16,523	18,066
[2]	Sutter Health	1.321%	8/15/25	5,560	5,582
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	41,302	45,485
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	30,516	34,119
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	6,176	6,838
	UnitedHealth Group Inc.	2.875%	3/15/22	10,130	10,332
	UnitedHealth Group Inc.	3.350%	7/15/22	21,669	22,566
	UnitedHealth Group Inc.	2.375%	10/15/22	26,004	26,854
	UnitedHealth Group Inc.	2.750%	2/15/23	14,862	15,463
	UnitedHealth Group Inc.	2.875%	3/15/23	19,193	20,159
	UnitedHealth Group Inc.	3.500%	6/15/23	15,342	16,423
	UnitedHealth Group Inc.	3.500%	2/15/24	17,620	19,112
	UnitedHealth Group Inc.	2.375%	8/15/24	12,100	12,811
	UnitedHealth Group Inc.	3.750%	7/15/25	41,620	46,427
	UnitedHealth Group Inc.	3.700%	12/15/25	7,794	8,725
	UnitedHealth Group Inc.	1.250%	1/15/26	4,140	4,166
[2]	UPMC	3.600%	4/3/25	6,800	7,478
[2,3]	Viatris Inc.	1.125%	6/22/22	23,277	23,452
[2,3]	Viatris Inc.	1.650%	6/22/25	17,471	17,745
	Wyeth LLC	6.450%	2/1/24	11,275	13,175
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	15,931	16,309
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	8,821	9,365
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	27,097	29,501
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	14,558	15,630
	Zoetis Inc.	3.250%	2/1/23	25,978	27,158
	Zoetis Inc.	4.500%	11/13/25	15,101	17,266
					4,164,726
Industrials (7.31%)
[2]	3M Co.	2.750%	3/1/22	5,070	5,190
[2]	3M Co.	2.000%	6/26/22	9,082	9,295
	3M Co.	1.750%	2/14/23	8,987	9,242
[2]	3M Co.	2.250%	3/15/23	13,549	14,086
[2]	3M Co.	3.250%	2/14/24	18,467	19,941
	3M Co.	2.000%	2/14/25	14,679	15,353
	3M Co.	2.650%	4/15/25	10,322	11,019
[2]	3M Co.	3.000%	8/7/25	11,689	12,738
[4]	ABB Finance USA Inc.	2.875%	5/8/22	13,591	13,982
	Allegion US Holding Co. Inc.	3.200%	10/1/24	8,243	8,769
	Amphenol Corp.	3.200%	4/1/24	7,465	7,996
	Amphenol Corp.	2.050%	3/1/25	6,762	7,011
[2]	BNSF Funding Trust I	6.613%	12/15/55	1,961	2,251
	Boeing Co.	2.125%	3/1/22	4,934	4,999
	Boeing Co.	2.700%	5/1/22	11,572	11,843
	Boeing Co.	1.167%	2/4/23	5,000	5,011
	Boeing Co.	2.800%	3/1/23	14,940	15,493

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	4.508%	5/1/23	67,466	72,343
	Boeing Co.	1.875%	6/15/23	17,602	17,945
	Boeing Co.	1.950%	2/1/24	22,573	23,133
	Boeing Co.	1.433%	2/4/24	32,800	32,852
	Boeing Co.	2.800%	3/1/24	10,302	10,776
	Boeing Co.	2.850%	10/30/24	6,609	6,949
	Boeing Co.	4.875%	5/1/25	75,769	84,690
	Boeing Co.	2.600%	10/30/25	9,602	9,924
	Boeing Co.	2.750%	2/1/26	28,000	29,003
	Boeing Co.	2.196%	2/4/26	95,700	96,009
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	10,860	11,098
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	16,571	17,152
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	10,817	11,340
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	21,879	23,574
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	12,073	13,160
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	14,956	16,296
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	7,733	8,344
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	7,048	7,836
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	4,513	5,748
	Canadian National Railway Co.	2.950%	11/21/24	4,644	5,005
	Canadian Pacific Railway Co.	9.450%	8/1/21	834	864
	Canadian Pacific Railway Co.	4.450%	3/15/23	4,262	4,562
	Canadian Pacific Railway Co.	2.900%	2/1/25	14,004	14,949
	Carrier Global Corp.	2.242%	2/15/25	39,303	41,037
[2]	Caterpillar Financial Services Corp.	0.950%	5/13/22	40,644	40,950
[2]	Caterpillar Financial Services Corp.	2.850%	6/1/22	10,648	10,981
[2]	Caterpillar Financial Services Corp.	2.400%	6/6/22	17,260	17,713
[2]	Caterpillar Financial Services Corp.	1.900%	9/6/22	11,836	12,119
[2]	Caterpillar Financial Services Corp.	1.950%	11/18/22	17,000	17,472
[2]	Caterpillar Financial Services Corp.	2.550%	11/29/22	14,951	15,515
[1]	Caterpillar Financial Services Corp.	0.250%	3/1/23	15,000	14,982
[2]	Caterpillar Financial Services Corp.	2.625%	3/1/23	8,920	9,314
[2]	Caterpillar Financial Services Corp.	3.450%	5/15/23	14,199	15,146
	Caterpillar Financial Services Corp.	0.650%	7/7/23	11,208	11,273
[2]	Caterpillar Financial Services Corp.	0.450%	9/14/23	21,100	21,132
[2]	Caterpillar Financial Services Corp.	3.750%	11/24/23	6,753	7,367
[2]	Caterpillar Financial Services Corp.	3.650%	12/7/23	9,302	10,137
[2]	Caterpillar Financial Services Corp.	2.850%	5/17/24	10,096	10,801
[2]	Caterpillar Financial Services Corp.	3.300%	6/9/24	11,527	12,521
[2]	Caterpillar Financial Services Corp.	2.150%	11/8/24	12,657	13,342
[2]	Caterpillar Financial Services Corp.	3.250%	12/1/24	10,578	11,588
[2]	Caterpillar Financial Services Corp.	1.450%	5/15/25	17,046	17,352
[2]	Caterpillar Financial Services Corp.	0.800%	11/13/25	13,086	12,938
[1]	Caterpillar Financial Services Corp.	0.900%	3/2/26	10,000	9,893
	Caterpillar Inc.	2.600%	6/26/22	15,545	15,932
	Caterpillar Inc.	3.400%	5/15/24	13,226	14,330
	CNH Industrial Capital LLC	4.375%	4/5/22	10,552	10,960
	CNH Industrial Capital LLC	1.950%	7/2/23	8,935	9,216
	CNH Industrial Capital LLC	4.200%	1/15/24	10,006	10,954
	CNH Industrial Capital LLC	1.875%	1/15/26	10,040	10,302
	CNH Industrial NV	4.500%	8/15/23	17,003	18,521
[2]	Continental Airlines Pass-Through Trust Class A Series 2007-1	5.983%	4/19/22	3,696	3,774
[2]	Continental Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	6,507	6,670
[2]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	5,307	5,451
	Crane Co.	4.450%	12/15/23	4,590	5,005
	CSX Corp.	3.400%	8/1/24	13,027	14,149
	CSX Corp.	3.350%	11/1/25	7,891	8,699
	Cummins Inc.	3.650%	10/1/23	7,953	8,554

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cummins Inc.	0.750%	9/1/25	12,806	12,737
	Deere & Co.	2.600%	6/8/22	17,449	17,872
	Deere & Co.	2.750%	4/15/25	22,460	24,122
[2,3]	Delta Air Lines Inc.	7.000%	5/1/25	10,000	11,625
[2]	Delta Air Lines Pass-Through Trust Class A Series 2007-1	6.821%	8/10/22	3,269	3,394
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	4,716	4,894
	Dover Corp.	3.150%	11/15/25	7,847	8,541
	Eaton Corp.	2.750%	11/2/22	31,304	32,558
	Emerson Electric Co.	2.625%	2/15/23	6,880	7,154
	Emerson Electric Co.	3.150%	6/1/25	7,395	8,050
	FedEx Corp.	2.625%	8/1/22	12,661	13,066
	FedEx Corp.	4.000%	1/15/24	6,612	7,255
	FedEx Corp.	3.200%	2/1/25	11,715	12,666
	FedEx Corp.	3.800%	5/15/25	32,357	35,811
	Flowserve Corp.	3.500%	9/15/22	9,847	10,192
	Flowserve Corp.	4.000%	11/15/23	6,560	6,910
	General Dynamics Corp.	2.250%	11/15/22	12,818	13,185
	General Dynamics Corp.	3.375%	5/15/23	24,502	26,092
	General Dynamics Corp.	1.875%	8/15/23	8,340	8,642
	General Dynamics Corp.	2.375%	11/15/24	8,201	8,704
	General Dynamics Corp.	3.250%	4/1/25	16,845	18,325
	General Dynamics Corp.	3.500%	5/15/25	9,369	10,299
[2]	General Electric Co.	3.150%	9/7/22	11,061	11,510
	General Electric Co.	2.700%	10/9/22	3,096	3,210
[2]	General Electric Co.	3.100%	1/9/23	29,278	30,711
	General Electric Co.	3.375%	3/11/24	6,422	6,939
[2]	General Electric Co.	3.450%	5/15/24	24,974	26,954
[2]	General Electric Co.	5.550%	1/5/26	5,769	6,856
	Hexcel Corp.	4.950%	8/15/25	1,600	1,734
	Honeywell International Inc.	2.150%	8/8/22	25,678	26,373
	Honeywell International Inc.	0.483%	8/19/22	12,580	12,592
	Honeywell International Inc.	3.350%	12/1/23	6,105	6,601
	Honeywell International Inc.	2.300%	8/15/24	21,401	22,704
	Honeywell International Inc.	1.350%	6/1/25	22,084	22,530
	Hubbell Inc.	3.625%	11/15/22	5,650	5,947
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	13,640	15,030
	IDEX Corp.	4.200%	12/15/21	3,675	3,752
	Illinois Tool Works Inc.	3.500%	3/1/24	20,120	21,833
	JB Hunt Transport Services Inc.	3.300%	8/15/22	7,093	7,352
[2]	John Deere Capital Corp.	2.750%	3/15/22	9,626	9,866
[2]	John Deere Capital Corp.	2.950%	4/1/22	6,613	6,803
[2]	John Deere Capital Corp.	1.950%	6/13/22	11,937	12,191
[2]	John Deere Capital Corp.	2.150%	9/8/22	7,490	7,697
[2]	John Deere Capital Corp.	2.700%	1/6/23	12,939	13,510
	John Deere Capital Corp.	2.800%	1/27/23	11,777	12,326
[2]	John Deere Capital Corp.	2.800%	3/6/23	18,917	19,870
[2]	John Deere Capital Corp.	1.200%	4/6/23	5,735	5,831
[2]	John Deere Capital Corp.	3.450%	6/7/23	7,986	8,539
[2]	John Deere Capital Corp.	0.700%	7/5/23	16,339	16,469
[2]	John Deere Capital Corp.	0.400%	10/10/23	8,572	8,590
	John Deere Capital Corp.	3.650%	10/12/23	11,013	11,957
[2]	John Deere Capital Corp.	3.450%	1/10/24	8,561	9,254
[2]	John Deere Capital Corp.	2.600%	3/7/24	10,230	10,867
[2]	John Deere Capital Corp.	3.350%	6/12/24	14,655	15,975
[2]	John Deere Capital Corp.	2.650%	6/24/24	15,950	17,026
[2]	John Deere Capital Corp.	2.050%	1/9/25	14,394	15,072
[2]	John Deere Capital Corp.	3.450%	3/13/25	9,144	10,051
[2]	John Deere Capital Corp.	3.400%	9/11/25	9,800	10,814
	John Deere Capital Corp.	0.700%	1/15/26	18,750	18,450
[2]	Johnson Controls International plc	3.625%	7/2/24	7,127	7,735

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Johnson Controls International plc	3.900%	2/14/26	9,035	10,099
[2]	Kansas City Southern	3.000%	5/15/23	3,887	4,055
	Kennametal Inc.	3.875%	2/15/22	4,725	4,840
	Keysight Technologies Inc.	4.550%	10/30/24	9,209	10,392
	L3Harris Technologies Inc.	3.850%	6/15/23	13,965	15,011
	L3Harris Technologies Inc.	3.950%	5/28/24	8,161	8,884
	L3Harris Technologies Inc.	3.832%	4/27/25	12,271	13,605
	Legrand France SA	8.500%	2/15/25	8,159	10,431
	Lennox International Inc.	3.000%	11/15/23	4,920	5,209
	Lennox International Inc.	1.350%	8/1/25	8,630	8,677
	Lockheed Martin Corp.	3.100%	1/15/23	20,855	21,819
	Lockheed Martin Corp.	2.900%	3/1/25	20,575	22,134
	Lockheed Martin Corp.	3.550%	1/15/26	31,345	34,920
	Norfolk Southern Corp.	3.000%	4/1/22	14,549	14,887
	Norfolk Southern Corp.	2.903%	2/15/23	15,974	16,650
	Norfolk Southern Corp.	3.850%	1/15/24	5,565	6,031
	Norfolk Southern Corp.	3.650%	8/1/25	3,411	3,770
	Northrop Grumman Corp.	2.550%	10/15/22	37,790	39,142
	Northrop Grumman Corp.	3.250%	8/1/23	20,187	21,561
	Northrop Grumman Corp.	2.930%	1/15/25	33,806	36,112
	nVent Finance Sarl	3.950%	4/15/23	4,592	4,822
	Otis Worldwide Corp.	2.056%	4/5/25	35,789	37,313
[2]	PACCAR Financial Corp.	2.850%	3/1/22	5,135	5,263
[2]	PACCAR Financial Corp.	2.650%	5/10/22	11,303	11,600
[2]	PACCAR Financial Corp.	2.300%	8/10/22	1,100	1,130
[2]	PACCAR Financial Corp.	2.000%	9/26/22	10,753	11,051
[2]	PACCAR Financial Corp.	2.650%	4/6/23	5,128	5,367
[2]	PACCAR Financial Corp.	0.800%	6/8/23	6,500	6,561
	PACCAR Financial Corp.	3.400%	8/9/23	7,308	7,842
[2]	PACCAR Financial Corp.	0.350%	8/11/23	5,209	5,198
[2]	PACCAR Financial Corp.	0.350%	2/2/24	8,450	8,424
[2]	PACCAR Financial Corp.	2.150%	8/15/24	7,606	8,016
[2]	PACCAR Financial Corp.	1.800%	2/6/25	14,489	14,927
[2]	Parker-Hannifin Corp.	3.500%	9/15/22	8,003	8,380
	Parker-Hannifin Corp.	2.700%	6/14/24	12,789	13,628
[2]	Parker-Hannifin Corp.	3.300%	11/21/24	10,685	11,645
	Precision Castparts Corp.	2.500%	1/15/23	17,229	17,798
	Precision Castparts Corp.	3.250%	6/15/25	17,875	19,480
	Raytheon Technologies Corp.	2.800%	3/15/22	13,632	13,956
	Raytheon Technologies Corp.	2.500%	12/15/22	12,325	12,728
	Raytheon Technologies Corp.	3.650%	8/16/23	3,876	4,160
	Raytheon Technologies Corp.	3.700%	12/15/23	8,667	9,367
	Raytheon Technologies Corp.	3.200%	3/15/24	21,640	23,265
	Raytheon Technologies Corp.	3.950%	8/16/25	35,131	39,363
	Republic Services Inc.	4.750%	5/15/23	6,124	6,638
	Republic Services Inc.	2.500%	8/15/24	21,167	22,481
	Republic Services Inc.	3.200%	3/15/25	12,132	13,117
	Republic Services Inc.	0.875%	11/15/25	4,275	4,224
	Rockwell Automation Inc.	2.875%	3/1/25	5,126	5,485
	Roper Technologies Inc.	2.800%	12/15/21	10,423	10,602
	Roper Technologies Inc.	0.450%	8/15/22	15,739	15,764
	Roper Technologies Inc.	3.125%	11/15/22	7,554	7,856
	Roper Technologies Inc.	3.650%	9/15/23	17,450	18,818
	Roper Technologies Inc.	2.350%	9/15/24	10,155	10,712
	Roper Technologies Inc.	1.000%	9/15/25	18,298	18,165
	Roper Technologies Inc.	3.850%	12/15/25	3,213	3,593
[2]	Ryder System Inc.	2.800%	3/1/22	5,907	6,034
[2]	Ryder System Inc.	2.875%	6/1/22	16,370	16,833
[2]	Ryder System Inc.	2.500%	9/1/22	4,700	4,835
[2]	Ryder System Inc.	3.400%	3/1/23	14,388	15,199
[2]	Ryder System Inc.	3.750%	6/9/23	8,842	9,457

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ryder System Inc.	3.875%	12/1/23	4,174	4,534
[2]	Ryder System Inc.	3.650%	3/18/24	15,051	16,342
[2]	Ryder System Inc.	2.500%	9/1/24	17,710	18,736
[2]	Ryder System Inc.	4.625%	6/1/25	5,002	5,689
[2]	Ryder System Inc.	3.350%	9/1/25	3,164	3,458
	Southwest Airlines Co.	2.750%	11/16/22	6,450	6,637
	Southwest Airlines Co.	4.750%	5/4/23	22,653	24,583
	Southwest Airlines Co.	5.250%	5/4/25	37,742	43,232
	Textron Inc.	4.300%	3/1/24	7,702	8,408
	Textron Inc.	3.875%	3/1/25	5,348	5,837
	Timken Co.	3.875%	9/1/24	6,705	7,156
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	11,614	12,601
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	8,162	8,942
	Trimble Inc.	4.150%	6/15/23	6,426	6,905
	Trimble Inc.	4.750%	12/1/24	8,002	9,043
	Tyco Electronics Group SA	3.450%	8/1/24	7,926	8,599
	Tyco Electronics Group SA	3.700%	2/15/26	5,850	6,468
	Union Pacific Corp.	2.950%	3/1/22	16,584	17,026
	Union Pacific Corp.	4.163%	7/15/22	13,272	13,842
	Union Pacific Corp.	2.950%	1/15/23	8,826	9,193
	Union Pacific Corp.	2.750%	4/15/23	6,264	6,541
	Union Pacific Corp.	3.500%	6/8/23	10,931	11,663
	Union Pacific Corp.	3.646%	2/15/24	7,789	8,432
	Union Pacific Corp.	3.150%	3/1/24	15,285	16,442
	Union Pacific Corp.	3.750%	3/15/24	10,310	11,188
	Union Pacific Corp.	3.250%	1/15/25	6,211	6,726
	Union Pacific Corp.	3.750%	7/15/25	4,935	5,513
	Union Pacific Corp.	3.250%	8/15/25	7,750	8,451
[2]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	9,057	9,368
[2]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	15,100	15,629
	United Parcel Service Inc.	2.350%	5/16/22	9,959	10,194
	United Parcel Service Inc.	2.450%	10/1/22	22,778	23,573
	United Parcel Service Inc.	2.500%	4/1/23	26,400	27,549
	United Parcel Service Inc.	2.200%	9/1/24	5,879	6,190
	United Parcel Service Inc.	2.800%	11/15/24	15,359	16,574
	United Parcel Service Inc.	3.900%	4/1/25	19,078	21,266
	Waste Management Inc.	2.900%	9/15/22	14,605	15,101
	Waste Management Inc.	2.400%	5/15/23	10,990	11,429
	Waste Management Inc.	3.500%	5/15/24	10,136	10,986
	Waste Management Inc.	3.125%	3/1/25	11,172	12,069
	Waste Management Inc.	0.750%	11/15/25	7,289	7,179
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	13,856	15,148
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	12,108	12,904
	WW Grainger Inc.	1.850%	2/15/25	10,909	11,343
					3,295,491
Materials (2.09%)
	Air Products and Chemicals Inc.	2.750%	2/3/23	5,899	6,167
	Air Products and Chemicals Inc.	3.350%	7/31/24	8,270	8,984
	Air Products and Chemicals Inc.	1.500%	10/15/25	12,543	12,823
	Albemarle Corp.	4.150%	12/1/24	7,260	8,056
[2,3]	Berry Global Inc.	0.950%	2/15/24	11,700	11,695
[2,3]	Berry Global Inc.	1.570%	1/15/26	27,386	27,215
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	8,972	9,769
	Cabot Corp.	3.700%	7/15/22	5,845	6,045
	Carlisle Cos. Inc.	3.750%	11/15/22	5,150	5,401
	Carlisle Cos. Inc.	3.500%	12/1/24	8,423	9,161
	Celanese US Holdings LLC	4.625%	11/15/22	9,454	10,089
	Celanese US Holdings LLC	3.500%	5/8/24	10,914	11,774
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	9,270	10,081
	Domtar Corp.	4.400%	4/1/22	4,403	4,529
	Dow Chemical Co.	3.500%	10/1/24	14,394	15,666

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dow Chemical Co.	4.550%	11/30/25	11,682	13,427
	DuPont de Nemours Inc.	2.169%	5/1/23	42,244	42,453
	DuPont de Nemours Inc.	4.205%	11/15/23	46,082	50,550
	DuPont de Nemours Inc.	4.493%	11/15/25	36,694	41,926
	Eastman Chemical Co.	3.500%	12/1/21	6,991	7,155
	Eastman Chemical Co.	3.600%	8/15/22	16,514	17,131
	Eastman Chemical Co.	3.800%	3/15/25	11,006	12,077
	Ecolab Inc.	2.375%	8/10/22	22,164	22,775
	Ecolab Inc.	3.250%	1/14/23	5,366	5,623
	EI du Pont de Nemours & Co.	1.700%	7/15/25	10,350	10,627
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	6,663	7,388
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	6,935	7,477
	FMC Corp.	4.100%	2/1/24	7,593	8,256
	Georgia-Pacific LLC	8.000%	1/15/24	5,495	6,635
[2,3]	Georgia-Pacific LLC	0.625%	5/15/24	4,000	3,998
[2,3]	Georgia-Pacific LLC	1.750%	9/30/25	10,000	10,266
	Huntsman International LLC	5.125%	11/15/22	5,348	5,635
	International Flavors & Fragrances Inc.	3.200%	5/1/23	5,529	5,802
	International Paper Co.	3.800%	1/15/26	8,351	9,336
	Kinross Gold Corp.	5.950%	3/15/24	8,823	10,003
	Linde Inc.	2.200%	8/15/22	9,101	9,310
	Linde Inc.	2.700%	2/21/23	9,416	9,789
	Linde Inc.	2.650%	2/5/25	7,155	7,631
	Linde Inc.	3.200%	1/30/26	10,263	11,298
	LYB International Finance BV	4.000%	7/15/23	18,909	20,435
	LYB International Finance III LLC	2.875%	5/1/25	17,070	18,208
	LYB International Finance III LLC	1.250%	10/1/25	14,695	14,646
	LyondellBasell Industries NV	5.750%	4/15/24	15,255	17,382
	Martin Marietta Materials Inc.	4.250%	7/2/24	8,007	8,850
	Mosaic Co.	3.250%	11/15/22	13,638	14,222
	Mosaic Co.	4.250%	11/15/23	18,920	20,551
	NewMarket Corp.	4.100%	12/15/22	2,725	2,890
	Newmont Corp.	3.700%	3/15/23	2,850	2,976
	Nucor Corp.	4.125%	9/15/22	10,400	10,905
	Nucor Corp.	4.000%	8/1/23	16,102	17,330
	Nucor Corp.	2.000%	6/1/25	15,086	15,665
	Nutrien Ltd.	3.150%	10/1/22	10,863	11,248
	Nutrien Ltd.	1.900%	5/13/23	7,598	7,845
	Nutrien Ltd.	3.500%	6/1/23	6,406	6,819
	Nutrien Ltd.	3.625%	3/15/24	12,365	13,454
	Nutrien Ltd.	3.375%	3/15/25	16,726	18,198
	Nutrien Ltd.	3.000%	4/1/25	7,413	7,850
	Packaging Corp. of America	4.500%	11/1/23	13,618	14,925
	Packaging Corp. of America	3.650%	9/15/24	6,557	7,156
	PPG Industries Inc.	3.200%	3/15/23	6,664	7,020
	PPG Industries Inc.	2.400%	8/15/24	9,261	9,738
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	5,083	5,454
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	6,000	6,004
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	23,772	26,400
	RPM International Inc.	3.450%	11/15/22	3,823	3,969
	Sherwin-Williams Co.	3.125%	6/1/24	29,685	31,885
	Sherwin-Williams Co.	3.450%	8/1/25	7,104	7,736
	Southern Copper Corp.	3.500%	11/8/22	5,015	5,218
	Southern Copper Corp.	3.875%	4/23/25	7,925	8,708
	Steel Dynamics Inc.	2.800%	12/15/24	19,593	20,891
	Steel Dynamics Inc.	2.400%	6/15/25	6,690	7,050
	Vulcan Materials Co.	4.500%	4/1/25	5,868	6,608
	WestRock RKT LLC	4.900%	3/1/22	4,122	4,304
	WestRock RKT LLC	4.000%	3/1/23	7,795	8,260
	WRKCo Inc.	3.000%	9/15/24	17,204	18,422

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WRKCo Inc.	3.750%	3/15/25	17,714	19,482
					942,727
Real Estate (3.29%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	16,144	17,604
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	1,012	1,154
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	6,700	7,105
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	8,246	9,030
	American Tower Corp.	4.700%	3/15/22	15,338	15,999
	American Tower Corp.	3.500%	1/31/23	21,700	22,924
	American Tower Corp.	3.000%	6/15/23	14,870	15,704
	American Tower Corp.	0.600%	1/15/24	6,108	6,101
	American Tower Corp.	5.000%	2/15/24	13,133	14,804
	American Tower Corp.	3.375%	5/15/24	16,909	18,248
	American Tower Corp.	2.950%	1/15/25	15,058	16,098
	American Tower Corp.	2.400%	3/15/25	13,099	13,727
	American Tower Corp.	4.000%	6/1/25	12,267	13,604
	American Tower Corp.	1.300%	9/15/25	12,775	12,829
	American Tower Corp.	4.400%	2/15/26	9,928	11,242
[2]	AvalonBay Communities Inc.	2.950%	9/15/22	8,625	8,897
[2]	AvalonBay Communities Inc.	4.200%	12/15/23	6,353	6,953
[2]	AvalonBay Communities Inc.	3.500%	11/15/24	7,265	7,967
[2]	AvalonBay Communities Inc.	3.450%	6/1/25	10,756	11,772
[2]	AvalonBay Communities Inc.	3.500%	11/15/25	5,819	6,437
	Boston Properties LP	3.850%	2/1/23	14,027	14,782
	Boston Properties LP	3.125%	9/1/23	16,540	17,513
	Boston Properties LP	3.800%	2/1/24	15,139	16,382
	Boston Properties LP	3.200%	1/15/25	13,333	14,306
	Boston Properties LP	3.650%	2/1/26	9,832	10,914
	Brandywine Operating Partnership LP	3.950%	2/15/23	4,973	5,217
	Brandywine Operating Partnership LP	4.100%	10/1/24	6,735	7,322
	Brixmor Operating Partnership LP	3.250%	9/15/23	9,139	9,693
	Brixmor Operating Partnership LP	3.650%	6/15/24	12,161	13,177
	Brixmor Operating Partnership LP	3.850%	2/1/25	13,586	14,778
	Camden Property Trust	2.950%	12/15/22	8,537	8,881
	CC Holdings GS V LLC	3.849%	4/15/23	30,652	32,736
	Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	7,648	8,096
	Corporate Office Properties LP	3.600%	5/15/23	5,804	6,105
	Corporate Office Properties LP	5.000%	7/1/25	7,367	8,412
	Crown Castle International Corp.	5.250%	1/15/23	36,421	39,549
	Crown Castle International Corp.	3.150%	7/15/23	10,216	10,822
	Crown Castle International Corp.	3.200%	9/1/24	16,116	17,406
	Crown Castle International Corp.	1.350%	7/15/25	9,659	9,717
	Crown Castle International Corp.	4.450%	2/15/26	19,061	21,640
	CubeSmart LP	4.375%	12/15/23	4,745	5,182
	CubeSmart LP	4.000%	11/15/25	5,616	6,248
	CyrusOne LP	2.900%	11/15/24	13,754	14,684
	Digital Realty Trust LP	4.750%	10/1/25	9,094	10,421
	Duke Realty LP	3.625%	4/15/23	1,500	1,586
	Duke Realty LP	3.750%	12/1/24	4,870	5,368
	Equinix Inc.	2.625%	11/18/24	29,848	31,646
	Equinix Inc.	1.250%	7/15/25	6,801	6,801
	Equinix Inc.	1.000%	9/15/25	17,254	17,037
	ERP Operating LP	3.000%	4/15/23	6,592	6,908
	ERP Operating LP	3.375%	6/1/25	13,275	14,434
[2]	Essex Portfolio LP	3.375%	1/15/23	1,000	1,046
	Essex Portfolio LP	3.250%	5/1/23	7,579	7,983
	Essex Portfolio LP	3.875%	5/1/24	6,746	7,347
	Essex Portfolio LP	3.500%	4/1/25	17,036	18,566
	Federal Realty Investment Trust	3.950%	1/15/24	10,172	11,041

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Realty Investment Trust	1.250%	2/15/26	6,546	6,531
	GLP Capital LP	5.375%	11/1/23	9,238	10,099
	GLP Capital LP	3.350%	9/1/24	9,504	10,111
	GLP Capital LP	5.250%	6/1/25	16,882	19,088
	Healthpeak Properties Inc.	3.400%	2/1/25	15,702	17,043
	Healthpeak Properties Inc.	4.000%	6/1/25	12,559	13,998
	Highwoods Realty LP	3.625%	1/15/23	1,360	1,417
[2]	Host Hotels & Resorts LP	3.750%	10/15/23	9,061	9,589
	Host Hotels & Resorts LP	3.875%	4/1/24	9,107	9,666
[2]	Host Hotels & Resorts LP	4.000%	6/15/25	10,877	11,699
[2]	Host Hotels & Resorts LP	4.500%	2/1/26	5,802	6,336
	Kilroy Realty LP	3.800%	1/15/23	500	523
	Kilroy Realty LP	3.450%	12/15/24	7,760	8,378
	Kilroy Realty LP	4.375%	10/1/25	11,483	12,775
	Kimco Realty Corp.	3.400%	11/1/22	6,706	6,990
	Kimco Realty Corp.	3.125%	6/1/23	6,118	6,445
	Kimco Realty Corp.	2.700%	3/1/24	8,759	9,216
	Kimco Realty Corp.	3.300%	2/1/25	14,116	15,217
	Mid-America Apartments LP	4.300%	10/15/23	7,080	7,686
	Mid-America Apartments LP	3.750%	6/15/24	4,775	5,189
	Mid-America Apartments LP	4.000%	11/15/25	8,558	9,598
	National Retail Properties Inc.	3.300%	4/15/23	5,642	5,942
	National Retail Properties Inc.	3.900%	6/15/24	7,023	7,671
	National Retail Properties Inc.	4.000%	11/15/25	8,992	10,025
	Office Properties Income Trust	4.150%	2/1/22	6,765	6,936
	Office Properties Income Trust	4.000%	7/15/22	6,600	6,783
	Office Properties Income Trust	4.250%	5/15/24	6,480	6,840
	Office Properties Income Trust	4.500%	2/1/25	13,362	14,233
	Omega Healthcare Investors Inc.	4.375%	8/1/23	15,884	17,144
	Omega Healthcare Investors Inc.	4.950%	4/1/24	9,813	10,766
	Omega Healthcare Investors Inc.	4.500%	1/15/25	8,123	8,844
	Omega Healthcare Investors Inc.	5.250%	1/15/26	12,209	13,854
	Piedmont Operating Partnership LP	3.400%	6/1/23	8,466	8,821
	Piedmont Operating Partnership LP	4.450%	3/15/24	6,495	7,037
	Prologis LP	3.750%	11/1/25	13,098	14,670
	Public Storage	2.370%	9/15/22	15,361	15,806
	Public Storage	0.875%	2/15/26	2,827	2,781
	Rayonier Inc.	3.750%	4/1/22	4,100	4,208
	Realty Income Corp.	4.650%	8/1/23	24,703	26,867
	Realty Income Corp.	3.875%	7/15/24	8,837	9,642
	Realty Income Corp.	3.875%	4/15/25	11,947	13,256
	Retail Properties of America Inc.	4.000%	3/15/25	1,000	1,048
	Sabra Health Care LP	4.800%	6/1/24	7,737	8,439
	Simon Property Group LP	2.625%	6/15/22	6,618	6,775
	Simon Property Group LP	2.750%	2/1/23	14,538	15,126
	Simon Property Group LP	2.750%	6/1/23	12,924	13,513
	Simon Property Group LP	3.750%	2/1/24	12,493	13,491
	Simon Property Group LP	2.000%	9/13/24	26,867	27,914
	Simon Property Group LP	3.375%	10/1/24	16,681	18,060
	Simon Property Group LP	3.500%	9/1/25	25,364	27,634
	Simon Property Group LP	3.300%	1/15/26	11,139	12,084
	SITE Centers Corp.	3.625%	2/1/25	6,703	6,982
	SL Green Operating Partnership LP	3.250%	10/15/22	6,291	6,520
	SL Green Realty Corp.	4.500%	12/1/22	6,133	6,457
[2]	UDR Inc.	4.000%	10/1/25	6,110	6,906
	Ventas Realty LP	3.100%	1/15/23	8,119	8,520
	Ventas Realty LP	3.125%	6/15/23	9,687	10,189
	Ventas Realty LP	3.500%	4/15/24	7,318	7,919
	Ventas Realty LP	3.750%	5/1/24	6,884	7,450
	Ventas Realty LP	2.650%	1/15/25	9,388	9,919
	Ventas Realty LP	3.500%	2/1/25	11,624	12,633

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ventas Realty LP	4.125%	1/15/26	8,692	9,843
VEREIT Operating Partnership LP	4.600%	2/6/24	12,351	13,567
VEREIT Operating Partnership LP	4.625%	11/1/25	9,425	10,731
Vornado Realty LP	3.500%	1/15/25	9,019	9,530
Washington REIT	3.950%	10/15/22	2,660	2,774
Weingarten Realty Investors	3.375%	10/15/22	2,209	2,279
Weingarten Realty Investors	3.500%	4/15/23	3,465	3,645
Welltower Inc.	4.500%	1/15/24	9,431	10,301
Welltower Inc.	3.625%	3/15/24	23,203	25,078
Welltower Inc.	4.000%	6/1/25	42,505	47,207
Weyerhaeuser Co.	8.500%	1/15/25	3,719	4,724
WP Carey Inc.	4.600%	4/1/24	6,791	7,503
WP Carey Inc.	4.000%	2/1/25	7,370	8,100
				1,484,526
Technology (8.48%)
Adobe Inc.	1.700%	2/1/23	19,101	19,615
Adobe Inc.	1.900%	2/1/25	14,278	14,857
Adobe Inc.	3.250%	2/1/25	16,938	18,419
Altera Corp.	4.100%	11/15/23	13,324	14,660
Analog Devices Inc.	2.875%	6/1/23	5,656	5,936
Analog Devices Inc.	3.125%	12/5/23	9,217	9,853
Analog Devices Inc.	2.950%	4/1/25	9,733	10,472
Analog Devices Inc.	3.900%	12/15/25	10,397	11,669
Apple Inc.	2.300%	5/11/22	22,520	23,034
Apple Inc.	2.700%	5/13/22	25,739	26,491
Apple Inc.	1.700%	9/11/22	16,975	17,354
Apple Inc.	2.100%	9/12/22	15,849	16,266
Apple Inc.	2.400%	1/13/23	27,337	28,393
Apple Inc.	2.850%	2/23/23	29,515	30,884
Apple Inc.	2.400%	5/3/23	106,253	111,054
Apple Inc.	0.750%	5/11/23	43,646	44,057
Apple Inc.	3.000%	2/9/24	42,003	45,002
Apple Inc.	3.450%	5/6/24	46,988	51,391
Apple Inc.	2.850%	5/11/24	50,111	53,672
Apple Inc.	1.800%	9/11/24	18,889	19,733
Apple Inc.	2.750%	1/13/25	17,231	18,440
Apple Inc.	2.500%	2/9/25	22,515	23,957
Apple Inc.	1.125%	5/11/25	50,745	51,267
Apple Inc.	3.200%	5/13/25	52,905	57,883
Apple Inc.	0.550%	8/20/25	13,444	13,256
Apple Inc.	0.700%	2/8/26	51,225	50,596
Apple Inc.	3.250%	2/23/26	74,537	81,941
Applied Materials Inc.	3.900%	10/1/25	13,682	15,349
Arrow Electronics Inc.	3.500%	4/1/22	5,064	5,200
Arrow Electronics Inc.	4.500%	3/1/23	6,520	6,958
Arrow Electronics Inc.	3.250%	9/8/24	11,834	12,719
Arrow Electronics Inc.	4.000%	4/1/25	5,570	6,066
Autodesk Inc.	3.600%	12/15/22	3,265	3,417
Autodesk Inc.	4.375%	6/15/25	9,892	11,164
Automatic Data Processing Inc.	3.375%	9/15/25	18,101	20,036
Avnet Inc.	4.875%	12/1/22	5,837	6,222
Broadcom Corp.	3.625%	1/15/24	27,635	29,750
Broadcom Corp.	3.125%	1/15/25	16,830	18,003
Broadcom Inc.	2.250%	11/15/23	10,476	10,932
Broadcom Inc.	3.625%	10/15/24	27,831	30,348
Broadcom Inc.	4.700%	4/15/25	41,705	47,091
Broadcom Inc.	3.150%	11/15/25	49,363	53,057
Cadence Design Systems Inc.	4.375%	10/15/24	5,932	6,599
Cintas Corp. No. 2	2.900%	4/1/22	6,658	6,831
Cintas Corp. No. 2	3.250%	6/1/22	4,675	4,812
Cisco Systems Inc.	3.000%	6/15/22	14,757	15,270

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cisco Systems Inc.	2.600%	2/28/23	8,761	9,167
	Cisco Systems Inc.	2.200%	9/20/23	18,368	19,221
	Cisco Systems Inc.	3.625%	3/4/24	17,919	19,628
	Cisco Systems Inc.	3.500%	6/15/25	4,195	4,653
	Cisco Systems Inc.	2.950%	2/28/26	15,760	17,195
	Corning Inc.	2.900%	5/15/22	6,540	6,709
[2,3]	Dell International LLC	5.450%	6/15/23	80,804	88,621
[2,3]	Dell International LLC	4.000%	7/15/24	23,122	25,292
[2,3]	Dell International LLC	5.850%	7/15/25	29,321	34,496
	DXC Technology Co.	4.000%	4/15/23	12,525	13,308
	DXC Technology Co.	4.250%	4/15/24	11,888	12,953
	DXC Technology Co.	4.125%	4/15/25	23,029	25,172
	Equifax Inc.	3.300%	12/15/22	14,774	15,428
	Equifax Inc.	3.950%	6/15/23	8,430	9,055
	Equifax Inc.	2.600%	12/1/24	18,082	19,188
	Equifax Inc.	2.600%	12/15/25	12,879	13,661
[1]	Fidelity National Information Services Inc.	0.375%	3/1/23	16,000	15,995
	Fidelity National Information Services Inc.	3.500%	4/15/23	16,771	17,702
[1]	Fidelity National Information Services Inc.	0.600%	3/1/24	15,000	14,957
	Fidelity National Information Services Inc.	3.875%	6/5/24	6,584	7,208
	Fidelity National Information Services Inc.	5.000%	10/15/25	2,107	2,452
	Fidelity National Information Services Inc.	3.000%	8/15/26	12,000	13,156
	Fiserv Inc.	3.500%	10/1/22	18,897	19,672
	Fiserv Inc.	3.800%	10/1/23	31,876	34,486
	Fiserv Inc.	2.750%	7/1/24	53,164	56,525
	Fiserv Inc.	3.850%	6/1/25	8,044	8,889
	Flex Ltd.	5.000%	2/15/23	8,315	8,964
	Flex Ltd.	4.750%	6/15/25	11,846	13,319
	Flex Ltd.	3.750%	2/1/26	14,090	15,393
	Genpact Luxembourg Sarl	3.375%	12/1/24	3,262	3,546
	Harman International Industries Inc.	4.150%	5/15/25	6,278	6,933
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	37,247	39,344
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	15,562	16,089
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	22,002	24,076
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	21,616	22,065
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	19,308	21,720
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	49,924	57,559
	HP Inc.	4.050%	9/15/22	10,228	10,790
	HP Inc.	2.200%	6/17/25	23,868	24,913
	IBM Credit LLC	2.200%	9/8/22	7,083	7,294
	IBM Credit LLC	3.000%	2/6/23	11,077	11,668
	IHS Markit Ltd.	4.125%	8/1/23	7,760	8,371
	IHS Markit Ltd.	3.625%	5/1/24	6,600	7,128
	Intel Corp.	2.350%	5/11/22	14,107	14,431
	Intel Corp.	3.100%	7/29/22	14,872	15,459
	Intel Corp.	2.700%	12/15/22	30,143	31,459
	Intel Corp.	2.875%	5/11/24	26,998	28,909
	Intel Corp.	3.400%	3/25/25	41,599	45,544
	Intel Corp.	3.700%	7/29/25	48,001	53,432
	International Business Machines Corp.	2.850%	5/13/22	75,077	77,368
	International Business Machines Corp.	1.875%	8/1/22	14,355	14,672
	International Business Machines Corp.	2.875%	11/9/22	35,108	36,657
	International Business Machines Corp.	3.375%	8/1/23	32,104	34,464
	International Business Machines Corp.	3.625%	2/12/24	28,594	31,209
	International Business Machines Corp.	3.000%	5/15/24	53,176	57,187
	International Business Machines Corp.	7.000%	10/30/25	6,800	8,643
	International Business Machines Corp.	3.450%	2/19/26	33,678	37,258
	Intuit Inc.	0.650%	7/15/23	9,410	9,481
	Intuit Inc.	0.950%	7/15/25	11,287	11,320
	Jabil Inc.	4.700%	9/15/22	10,348	10,989
	KLA Corp.	4.650%	11/1/24	22,948	25,827

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lam Research Corp.	3.800%	3/15/25	10,646	11,739
[2,3]	Leidos Inc.	2.950%	5/15/23	10,400	10,907
[2,3]	Leidos Inc.	3.625%	5/15/25	10,453	11,433
	Marvell Technology Group Ltd.	4.200%	6/22/23	9,626	10,360
	Maxim Integrated Products Inc.	3.375%	3/15/23	8,292	8,709
	Microchip Technology Inc.	4.333%	6/1/23	21,089	22,779
	Micron Technology Inc.	2.497%	4/24/23	24,294	25,302
	Micron Technology Inc.	4.640%	2/6/24	12,091	13,315
	Micron Technology Inc.	4.975%	2/6/26	12,494	14,368
	Microsoft Corp.	2.650%	11/3/22	21,130	21,897
	Microsoft Corp.	2.125%	11/15/22	15,540	16,038
	Microsoft Corp.	2.375%	5/1/23	21,654	22,545
	Microsoft Corp.	2.000%	8/8/23	27,249	28,324
	Microsoft Corp.	3.625%	12/15/23	22,805	24,725
	Microsoft Corp.	2.875%	2/6/24	61,699	65,974
	Microsoft Corp.	2.700%	2/12/25	43,972	46,992
	Microsoft Corp.	3.125%	11/3/25	61,507	67,678
	Moody's Corp.	4.500%	9/1/22	12,599	13,217
	Moody's Corp.	2.625%	1/15/23	10,448	10,853
	Moody's Corp.	4.875%	2/15/24	9,463	10,521
	Moody's Corp.	3.750%	3/24/25	9,671	10,692
	Motorola Solutions Inc.	3.500%	3/1/23	7,353	7,757
	Motorola Solutions Inc.	4.000%	9/1/24	11,575	12,822
	NetApp Inc.	3.300%	9/29/24	7,407	8,022
	NetApp Inc.	1.875%	6/22/25	16,445	16,921
[2,3]	NXP BV	4.875%	3/1/24	15,748	17,567
[2,3]	NXP BV	2.700%	5/1/25	15,620	16,505
	Oracle Corp.	2.500%	5/15/22	41,348	42,291
	Oracle Corp.	2.500%	10/15/22	66,170	68,556
	Oracle Corp.	2.625%	2/15/23	37,464	39,103
	Oracle Corp.	3.625%	7/15/23	20,316	21,864
	Oracle Corp.	2.400%	9/15/23	50,565	53,041
	Oracle Corp.	3.400%	7/8/24	36,351	39,463
	Oracle Corp.	2.950%	11/15/24	37,989	41,003
	Oracle Corp.	2.500%	4/1/25	71,687	75,883
	Oracle Corp.	2.950%	5/15/25	36,137	38,889
	QUALCOMM Inc.	3.000%	5/20/22	26,457	27,329
	QUALCOMM Inc.	2.600%	1/30/23	8,626	8,973
	QUALCOMM Inc.	2.900%	5/20/24	15,290	16,359
	QUALCOMM Inc.	3.450%	5/20/25	29,466	32,316
	QUALCOMM Inc.	1.300%	5/20/28	3,346	3,254
	RELX Capital Inc.	3.500%	3/16/23	12,034	12,761
	S&P Global Inc.	4.000%	6/15/25	13,642	15,302
	salesforce.com Inc.	3.250%	4/11/23	18,632	19,739
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	1,106	1,145
	Texas Instruments Inc.	1.850%	5/15/22	11,306	11,514
	Texas Instruments Inc.	2.250%	5/1/23	4,900	5,081
	Texas Instruments Inc.	2.625%	5/15/24	13,359	14,208
	Texas Instruments Inc.	1.375%	3/12/25	20,456	20,926
	Verisk Analytics Inc.	4.125%	9/12/22	11,090	11,691
	Verisk Analytics Inc.	4.000%	6/15/25	18,951	21,078
	VMware Inc.	2.950%	8/21/22	44,044	45,521
	VMware Inc.	4.500%	5/15/25	18,839	21,216
	Xilinx Inc.	2.950%	6/1/24	15,528	16,580
					3,821,294
Utilities (4.89%)
	AEP Texas Inc.	2.400%	10/1/22	6,175	6,346
[2,3]	AES Corp.	1.375%	1/15/26	17,100	16,910
[2]	Alabama Power Co.	2.450%	3/30/22	13,115	13,386
[2]	Alabama Power Co.	3.550%	12/1/23	5,980	6,479
	Ameren Corp.	2.500%	9/15/24	9,594	10,152

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameren Corp.	3.650%	2/15/26	5,312	5,893
	Ameren Illinois Co.	2.700%	9/1/22	5,292	5,448
	Ameren Illinois Co.	3.250%	3/1/25	4,827	5,234
[2]	American Electric Power Co. Inc.	2.950%	12/15/22	21,318	22,069
[2]	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	1,999
[2]	American Electric Power Co. Inc.	1.000%	11/1/25	2,000	1,980
	American Water Capital Corp.	3.850%	3/1/24	4,311	4,687
	American Water Capital Corp.	3.400%	3/1/25	13,517	14,708
	Appalachian Power Co.	3.400%	6/1/25	3,582	3,889
	Arizona Public Service Co.	3.150%	5/15/25	5,789	6,271
	Avangrid Inc.	3.150%	12/1/24	14,071	15,238
	Avangrid Inc.	3.200%	4/15/25	13,834	14,939
	Baltimore Gas & Electric Co.	3.350%	7/1/23	7,940	8,427
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	9,989	10,422
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	9,669	10,445
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,690	8,385
[2,3]	Berkshire Hathaway Energy Co.	4.050%	4/15/25	25,670	28,583
	Black Hills Corp.	4.250%	11/30/23	6,157	6,716
	Black Hills Corp.	3.950%	1/15/26	7,900	8,845
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	3,687	3,769
	CenterPoint Energy Inc.	3.600%	11/1/21	7,515	7,676
	CenterPoint Energy Inc.	2.500%	9/1/22	9,427	9,697
	CenterPoint Energy Inc.	3.850%	2/1/24	4,124	4,474
	CenterPoint Energy Inc.	2.500%	9/1/24	10,662	11,233
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	6,879	7,316
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,300	2,628
	Connecticut Light & Power Co.	2.500%	1/15/23	12,269	12,704
[2]	Connecticut Light & Power Co.	0.750%	12/1/25	8,100	7,981
[2]	Consolidated Edison Inc.	0.650%	12/1/23	5,000	4,999
	Consumers Energy Co.	0.350%	6/1/23	2,200	2,201
	Consumers Energy Co.	3.375%	8/15/23	10,053	10,712
	Delmarva Power & Light Co.	3.500%	11/15/23	7,254	7,822
[2]	Dominion Energy Inc.	2.750%	9/15/22	5,503	5,663
	Dominion Energy Inc.	3.071%	8/15/24	7,250	7,784
[2]	Dominion Energy Inc.	3.300%	3/15/25	11,282	12,242
	Dominion Energy Inc.	3.900%	10/1/25	20,368	22,687
[2]	Dominion Energy Inc.	5.750%	10/1/54	9,825	10,746
	DTE Electric Co.	3.650%	3/15/24	7,081	7,667
	DTE Electric Co.	3.375%	3/1/25	8,075	8,796
[2]	DTE Energy Co.	2.600%	6/15/22	5,090	5,228
[2]	DTE Energy Co.	3.300%	6/15/22	5,882	6,067
[2]	DTE Energy Co.	0.550%	11/1/22	10,791	10,804
	DTE Energy Co.	2.250%	11/1/22	14,438	14,866
[2]	DTE Energy Co.	3.700%	8/1/23	11,975	12,861
[2]	DTE Energy Co.	3.850%	12/1/23	7,656	8,287
[2]	DTE Energy Co.	3.500%	6/1/24	9,478	10,251
[2]	DTE Energy Co.	2.529%	10/1/24	20,531	21,716
[2]	DTE Energy Co.	1.050%	6/1/25	19,601	19,450
	DTE Energy Co.	2.850%	10/1/26	7,500	8,084
	Duke Energy Carolinas LLC	3.350%	5/15/22	7,994	8,287
	Duke Energy Carolinas LLC	2.500%	3/15/23	11,928	12,413
	Duke Energy Carolinas LLC	3.050%	3/15/23	7,120	7,516
	Duke Energy Corp.	1.800%	9/1/21	11,608	11,680
	Duke Energy Corp.	2.400%	8/15/22	9,314	9,564
	Duke Energy Corp.	3.050%	8/15/22	8,000	8,252
	Duke Energy Corp.	3.950%	10/15/23	9,613	10,404
	Duke Energy Corp.	3.750%	4/15/24	19,327	20,963
	Duke Energy Corp.	0.900%	9/15/25	10,125	10,024
	Duke Energy Corp.	2.650%	9/1/26	5,000	5,298
	Duke Energy Ohio Inc.	3.800%	9/1/23	8,286	8,905
	Duke Energy Progress LLC	2.800%	5/15/22	12,741	13,044

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	3.375%	9/1/23	6,209	6,639
	Duke Energy Progress LLC	3.250%	8/15/25	7,610	8,296
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	6,565	7,038
[2]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	9,201	9,752
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	9,565	10,377
	Edison International	2.400%	9/15/22	8,921	9,109
	Edison International	3.125%	11/15/22	5,051	5,217
	Edison International	2.950%	3/15/23	6,049	6,271
	Edison International	3.550%	11/15/24	11,944	12,910
	Edison International	4.950%	4/15/25	6,989	7,851
	Enel Generacion Chile SA	4.250%	4/15/24	5,465	5,904
	Entergy Arkansas LLC	3.700%	6/1/24	5,491	6,001
	Entergy Corp.	4.000%	7/15/22	16,809	17,529
	Entergy Corp.	0.900%	9/15/25	20,440	20,084
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	4,821	5,654
	Entergy Louisiana LLC	4.050%	9/1/23	8,284	8,944
	Entergy Louisiana LLC	0.620%	11/17/23	9,800	9,822
	Entergy Louisiana LLC	5.400%	11/1/24	6,506	7,611
	Evergy Inc.	2.450%	9/15/24	14,179	14,885
	Evergy Metro Inc.	3.150%	3/15/23	5,772	6,056
	Evergy Metro Inc.	3.650%	8/15/25	705	782
[2]	Eversource Energy	2.750%	3/15/22	8,481	8,678
	Eversource Energy	2.800%	5/1/23	7,555	7,884
[2]	Eversource Energy	3.800%	12/1/23	6,440	6,983
[2]	Eversource Energy	2.900%	10/1/24	9,016	9,655
[2]	Eversource Energy	3.150%	1/15/25	7,454	7,994
[2]	Eversource Energy	0.800%	8/15/25	7,089	6,979
	Exelon Corp.	3.497%	6/1/22	24,334	25,180
[2]	Exelon Corp.	3.950%	6/15/25	28,711	31,870
	Exelon Generation Co. LLC	3.400%	3/15/22	6,040	6,210
	Exelon Generation Co. LLC	4.250%	6/15/22	15,819	16,430
	Exelon Generation Co. LLC	3.250%	6/1/25	18,781	20,147
	Florida Power & Light Co.	2.750%	6/1/23	5,618	5,839
	Florida Power & Light Co.	3.250%	6/1/24	9,425	10,133
	Florida Power & Light Co.	2.850%	4/1/25	21,802	23,377
	Florida Power & Light Co.	3.125%	12/1/25	16,181	17,621
	Georgia Power Co.	2.850%	5/15/22	7,492	7,710
[2]	Georgia Power Co.	2.100%	7/30/23	29,663	30,720
[2]	Georgia Power Co.	2.200%	9/15/24	10,765	11,268
	Iberdrola International BV	5.810%	3/15/25	2,735	3,149
	Interstate Power & Light Co.	3.250%	12/1/24	9,442	10,227
	IPALCO Enterprises Inc.	3.700%	9/1/24	7,828	8,356
	ITC Holdings Corp.	2.700%	11/15/22	10,247	10,628
	ITC Holdings Corp.	3.650%	6/15/24	8,343	9,030
[2]	Louisville Gas & Electric Co.	3.300%	10/1/25	3,541	3,865
	MidAmerican Energy Co.	3.500%	10/15/24	15,129	16,631
	National Fuel Gas Co.	3.750%	3/1/23	6,475	6,797
	National Fuel Gas Co.	5.200%	7/15/25	9,246	10,388
	National Fuel Gas Co.	5.500%	1/15/26	5,208	6,027
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	13,097	13,392
[2]	National Rural Utilities Cooperative Finance Corp.	2.300%	9/15/22	7,684	7,906
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	6,425	6,685
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	8,973	9,632
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	11,076	11,808
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	10,000	9,982
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	12,354	13,130
[2]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	11,424	12,448
[2]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	6,220	6,477
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	29,893	30,695
	NextEra Energy Capital Holdings Inc.	1.950%	9/1/22	3,941	4,034
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	7,097	7,392

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	26,925	28,835
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	34,185	36,349
	NiSource Inc.	0.950%	8/15/25	22,661	22,370
	Northern States Power Co.	2.150%	8/15/22	4,025	4,096
	Northern States Power Co.	2.600%	5/15/23	13,561	14,076
	NSTAR Electric Co.	2.375%	10/15/22	8,943	9,193
[2]	Ohio Power Co.	5.375%	10/1/21	7,629	7,855
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	6,492	6,727
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	700	768
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	14,730	15,711
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	5,853	6,300
[2,3]	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	8,000	7,833
	ONE Gas Inc.	3.610%	2/1/24	4,097	4,421
	Pacific Gas & Electric Co.	1.750%	6/16/22	39,606	39,714
	Pacific Gas & Electric Co.	4.250%	8/1/23	8,925	9,605
	Pacific Gas & Electric Co.	3.850%	11/15/23	17,720	18,875
	Pacific Gas & Electric Co.	3.750%	2/15/24	5,900	6,290
	Pacific Gas & Electric Co.	3.500%	6/15/25	11,729	12,610
	Pacific Gas & Electric Co.	3.450%	7/1/25	30,572	32,904
	Pacific Gas & Electric Co.	3.150%	1/1/26	42,900	45,574
	PacifiCorp	2.950%	6/1/23	4,296	4,515
	PacifiCorp	3.600%	4/1/24	5,835	6,340
	PECO Energy Co.	2.375%	9/15/22	6,215	6,380
	PECO Energy Co.	3.150%	10/15/25	1,522	1,653
	Pinnacle West Capital Corp.	1.300%	6/15/25	10,765	10,832
	Potomac Electric Power Co.	3.600%	3/15/24	4,861	5,264
	PPL Capital Funding Inc.	4.200%	6/15/22	13,898	14,431
	PPL Capital Funding Inc.	3.500%	12/1/22	8,584	8,962
	PPL Capital Funding Inc.	3.400%	6/1/23	9,494	10,033
	PPL Capital Funding Inc.	3.950%	3/15/24	7,036	7,640
	Progress Energy Inc.	3.150%	4/1/22	7,654	7,829
	PSEG Power LLC	3.850%	6/1/23	15,464	16,565
	Public Service Co. of Colorado	2.250%	9/15/22	9,231	9,417
	Public Service Co. of New Hampshire	3.500%	11/1/23	10,382	11,154
[2]	Public Service Electric & Gas Co.	2.375%	5/15/23	11,003	11,453
[2]	Public Service Electric & Gas Co.	3.250%	9/1/23	3,499	3,737
[2]	Public Service Electric & Gas Co.	3.000%	5/15/25	5,286	5,672
	Public Service Enterprise Group Inc.	2.650%	11/15/22	12,719	13,184
	Public Service Enterprise Group Inc.	2.875%	6/15/24	21,642	23,055
	Public Service Enterprise Group Inc.	0.800%	8/15/25	10,688	10,517
	Puget Energy Inc.	5.625%	7/15/22	6,176	6,519
	Puget Energy Inc.	3.650%	5/15/25	10,432	11,339
[2]	San Diego Gas & Electric Co.	3.600%	9/1/23	8,145	8,709
	Sempra Energy	2.875%	10/1/22	15,021	15,495
	Sempra Energy	2.900%	2/1/23	13,113	13,691
	Sempra Energy	4.050%	12/1/23	8,330	9,053
	Sempra Energy	3.550%	6/15/24	10,863	11,743
	Sempra Energy	3.750%	11/15/25	8,522	9,425
[2]	Southern California Edison Co.	3.400%	6/1/23	9,280	9,750
[2]	Southern California Edison Co.	3.500%	10/1/23	11,350	12,157
[2]	Southern California Edison Co.	3.700%	8/1/25	19,396	21,310
[2]	Southern California Edison Co.	1.200%	2/1/26	7,200	7,170
	Southern California Gas Co.	3.150%	9/15/24	8,395	9,079
	Southern California Gas Co.	3.200%	6/15/25	2,933	3,185
	Southern Co.	2.950%	7/1/23	16,487	17,364
[2]	Southern Co.	0.600%	2/26/24	11,700	11,657
[2]	Southern Co.	4.000%	1/15/51	26,650	28,125
[2]	Southern Co.	5.500%	3/15/57	6,700	6,834
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	13,616	14,237
	Southern Power Co.	4.150%	12/1/25	4,566	5,137
	Southern Power Co.	0.900%	1/15/26	6,000	5,912

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Public Service Co.	3.300%	6/15/24	5,367	5,741
	Tucson Electric Power Co.	3.050%	3/15/25	4,600	4,933
	Union Electric Co.	3.500%	4/15/24	6,218	6,717
	Virginia Electric & Power Co.	3.450%	9/1/22	8,702	9,035
[2]	Virginia Electric & Power Co.	2.750%	3/15/23	26,717	27,833
	Virginia Electric & Power Co.	3.450%	2/15/24	5,871	6,309
[2]	Virginia Electric & Power Co.	3.100%	5/15/25	2,633	2,828
[2]	Virginia Electric & Power Co.	3.150%	1/15/26	24,856	26,998
	WEC Energy Group Inc.	0.550%	9/15/23	7,133	7,145
	WEC Energy Group Inc.	3.550%	6/15/25	10,091	11,051
	Wisconsin Electric Power Co.	2.050%	12/15/24	8,282	8,723
	Xcel Energy Inc.	0.500%	10/15/23	7,146	7,151
	Xcel Energy Inc.	3.300%	6/1/25	10,709	11,588
					2,202,983
Total Corporate Bonds (Cost $43,840,233)					44,806,146
				Shares
Temporary Cash Investments (0.14%)
Money Market Fund (0.14%)
[5]	Vanguard Market Liquidity Fund (Cost $62,931)	0.099%		629,313	62,931
Total Investments (99.59%) (Cost $43,931,024)					44,896,898
Other Assets and Liabilities—Net (0.41%)					186,823
Net Assets (100%)					45,083,721
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2021.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value of these securities was $621,502,000, representing 1.4% of net assets.
4	Securities with a value of $888,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.00%)
U.S. Government Securities (0.00%)
	United States Treasury Note/Bond (Cost $367)	0.375%	1/31/26	375	369
Corporate Bonds (99.14%)
Communications (7.81%)
	Activision Blizzard Inc.	3.400%	9/15/26	17,790	19,801
	Activision Blizzard Inc.	3.400%	6/15/27	10,337	11,519
	Activision Blizzard Inc.	1.350%	9/15/30	11,137	10,410
	Alphabet Inc.	1.998%	8/15/26	52,003	54,671
	Alphabet Inc.	0.800%	8/15/27	21,595	20,989
	Alphabet Inc.	1.100%	8/15/30	44,631	42,074
	America Movil SAB de CV	3.625%	4/22/29	18,940	20,898
	America Movil SAB de CV	2.875%	5/7/30	28,600	30,072
	AT&T Inc.	3.800%	2/15/27	18,376	20,624
	AT&T Inc.	4.250%	3/1/27	32,088	36,649
	AT&T Inc.	2.300%	6/1/27	51,844	53,627
	AT&T Inc.	1.650%	2/1/28	49,419	48,523
[1]	AT&T Inc.	4.100%	2/15/28	39,474	44,991
	AT&T Inc.	4.350%	3/1/29	70,700	81,258
[1]	AT&T Inc.	4.300%	2/15/30	72,251	82,716
	Baidu Inc.	1.720%	4/9/26	5,100	5,118
	Baidu Inc.	3.625%	7/6/27	9,725	10,753
	Baidu Inc.	4.375%	3/29/28	8,475	9,622
	Baidu Inc.	4.875%	11/14/28	18,425	21,572
	Baidu Inc.	3.425%	4/7/30	9,714	10,456
	Booking Holdings Inc.	3.600%	6/1/26	24,409	27,012
	Booking Holdings Inc.	4.500%	4/13/27	15,927	18,632
	Booking Holdings Inc.	3.550%	3/15/28	12,848	14,324
	Booking Holdings Inc.	4.625%	4/13/30	30,958	36,943
	British Telecommunications plc	5.125%	12/4/28	9,384	11,278
	British Telecommunications plc	9.625%	12/15/30	61,092	96,762
	Charter Communications Operating LLC	3.750%	2/15/28	24,045	26,381
	Charter Communications Operating LLC	4.200%	3/15/28	31,400	35,165
	Charter Communications Operating LLC	5.050%	3/30/29	23,096	27,063
	Comcast Corp.	3.150%	3/1/26	38,884	42,471
	Comcast Corp.	2.350%	1/15/27	44,847	47,185
	Comcast Corp.	3.300%	2/1/27	35,695	39,484
	Comcast Corp.	3.300%	4/1/27	14,676	16,219
	Comcast Corp.	3.150%	2/15/28	42,636	46,585
	Comcast Corp.	3.550%	5/1/28	11,708	13,043
	Comcast Corp.	4.150%	10/15/28	81,180	94,291
	Comcast Corp.	2.650%	2/1/30	50,965	53,403
	Comcast Corp.	3.400%	4/1/30	47,278	52,201
	Comcast Corp.	4.250%	10/15/30	26,496	31,249
	Comcast Corp.	1.950%	1/15/31	34,148	33,520
	Comcast Corp.	1.500%	2/15/31	39,615	37,379
	Deutsche Telekom International Finance BV	8.750%	6/15/30	79,152	119,822
	Discovery Communications LLC	4.900%	3/11/26	12,059	13,914
	Discovery Communications LLC	3.950%	3/20/28	47,609	53,141
	Discovery Communications LLC	4.125%	5/15/29	25,174	28,512
	Discovery Communications LLC	3.625%	5/15/30	25,574	28,107
	Electronic Arts Inc.	4.800%	3/1/26	3,968	4,621
	Electronic Arts Inc.	1.850%	2/15/31	17,800	17,353
[1,2]	Expedia Group Inc.	4.625%	8/1/27	17,524	19,539
	Expedia Group Inc.	3.800%	2/15/28	28,528	30,581
	Expedia Group Inc.	3.250%	2/15/30	22,562	23,112
	Fox Corp.	4.709%	1/25/29	45,627	53,404
	Fox Corp.	3.500%	4/8/30	15,642	16,982
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	5,472	6,427
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	16,737	19,935

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	9,000	9,015
	Juniper Networks Inc.	2.000%	12/10/30	14,069	13,337
	Koninklijke KPN NV	8.375%	10/1/30	13,600	19,269
	Omnicom Group Inc.	3.600%	4/15/26	34,201	37,956
	Omnicom Group Inc.	2.450%	4/30/30	12,534	12,740
	Omnicom Group Inc.	4.200%	6/1/30	14,242	16,451
	Orange SA	9.000%	3/1/31	3,700	5,876
	Rogers Communications Inc.	2.900%	11/15/26	7,385	8,019
	TCI Communications Inc.	7.125%	2/15/28	6,440	8,606
	Telefonica Emisiones SA	4.103%	3/8/27	41,393	46,904
	Telefonica Europe BV	8.250%	9/15/30	29,734	43,366
	TELUS Corp.	2.800%	2/16/27	9,188	9,969
	TELUS Corp.	3.700%	9/15/27	4,287	4,863
	Tencent Music Entertainment Group	2.000%	9/3/30	15,300	14,737
	Thomson Reuters Corp.	3.350%	5/15/26	10,761	11,792
[1,2]	T-Mobile USA Inc.	3.750%	4/15/27	109,747	120,976
[1,2]	T-Mobile USA Inc.	2.050%	2/15/28	43,412	43,245
[1,2]	T-Mobile USA Inc.	3.875%	4/15/30	163,418	179,938
[1,2]	T-Mobile USA Inc.	2.550%	2/15/31	41,320	41,175
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	28,886	29,823
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	13,964	15,316
	Verizon Communications Inc.	2.625%	8/15/26	67,145	71,606
	Verizon Communications Inc.	4.125%	3/16/27	63,795	73,581
	Verizon Communications Inc.	3.000%	3/22/27	22,563	24,383
	Verizon Communications Inc.	4.329%	9/21/28	89,751	103,972
	Verizon Communications Inc.	3.875%	2/8/29	15,715	17,793
	Verizon Communications Inc.	4.016%	12/3/29	88,146	100,625
	Verizon Communications Inc.	3.150%	3/22/30	39,520	42,147
	Verizon Communications Inc.	1.500%	9/18/30	21,171	19,934
[1,2]	Verizon Communications Inc.	1.680%	10/30/30	33,751	31,943
	Verizon Communications Inc.	1.750%	1/20/31	51,000	48,368
	ViacomCBS Inc.	2.900%	1/15/27	25,368	26,877
	ViacomCBS Inc.	3.375%	2/15/28	12,276	13,324
	ViacomCBS Inc.	3.700%	6/1/28	13,176	14,543
	ViacomCBS Inc.	4.200%	6/1/29	17,518	20,021
	ViacomCBS Inc.	7.875%	7/30/30	9,657	13,724
	ViacomCBS Inc.	4.950%	1/15/31	27,355	32,932
	Vodafone Group plc	4.375%	5/30/28	74,343	86,935
	Vodafone Group plc	7.875%	2/15/30	11,561	16,477
	Walt Disney Co.	3.375%	11/15/26	11,087	12,311
	Walt Disney Co.	3.700%	3/23/27	15,085	17,101
	Walt Disney Co.	2.200%	1/13/28	26,686	27,626
	Walt Disney Co.	2.000%	9/1/29	44,138	44,704
	Walt Disney Co.	3.800%	3/22/30	26,788	30,521
	Walt Disney Co.	2.650%	1/13/31	50,197	52,579
	Weibo Corp.	3.375%	7/8/30	14,655	14,835
					3,524,618
Consumer Discretionary (6.02%)
	Advance Auto Parts Inc.	1.750%	10/1/27	4,348	4,365
	Advance Auto Parts Inc.	3.900%	4/15/30	15,681	17,474
	Alibaba Group Holding Ltd.	3.400%	12/6/27	38,069	41,588
	Alibaba Group Holding Ltd.	2.125%	2/9/31	9,000	8,748
	Amazon.com Inc.	1.200%	6/3/27	46,344	46,045
	Amazon.com Inc.	3.150%	8/22/27	63,822	70,736
	Amazon.com Inc.	1.500%	6/3/30	46,251	44,981
[1]	American Honda Finance Corp.	2.300%	9/9/26	8,205	8,675
[1]	American Honda Finance Corp.	2.350%	1/8/27	14,277	15,113
[1]	American Honda Finance Corp.	3.500%	2/15/28	8,929	10,013
[1]	American Honda Finance Corp.	1.800%	1/13/31	17,000	16,540
	Aptiv plc	4.350%	3/15/29	6,205	7,090
	AutoNation Inc.	3.800%	11/15/27	11,048	12,161

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AutoNation Inc.	4.750%	6/1/30	9,361	11,031
	AutoZone Inc.	3.125%	4/21/26	7,491	8,104
	AutoZone Inc.	3.750%	6/1/27	12,403	13,914
	AutoZone Inc.	3.750%	4/18/29	21,166	23,466
	AutoZone Inc.	4.000%	4/15/30	15,182	17,282
	AutoZone Inc.	1.650%	1/15/31	12,465	11,766
	Best Buy Co. Inc.	4.450%	10/1/28	10,810	12,485
	Best Buy Co. Inc.	1.950%	10/1/30	15,159	14,644
	Block Financial LLC	3.875%	8/15/30	13,857	14,462
	BorgWarner Inc.	3.375%	3/15/25	1	1
	BorgWarner Inc.	2.650%	7/1/27	24,550	25,977
	Choice Hotels International Inc.	3.700%	12/1/29	3,719	3,955
	Cintas Corp. No. 2	3.700%	4/1/27	17,912	20,245
[1,2]	Daimler Finance North America LLC	3.100%	8/15/29	20,342	21,624
	Daimler Finance North America LLC	8.500%	1/18/31	19,998	30,524
[1,2,3]	Daimler Finance North America LLC	2.450%	3/2/31	3,000	3,029
	Darden Restaurants Inc.	3.850%	5/1/27	10,233	11,153
	DR Horton Inc.	1.400%	10/15/27	11,550	11,427
	eBay Inc.	3.600%	6/5/27	17,307	19,367
	eBay Inc.	2.700%	3/11/30	32,283	33,468
[1]	Emory University	2.143%	9/1/30	8,827	8,950
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	16,229	17,413
	General Motors Co.	4.200%	10/1/27	21,937	24,513
	General Motors Co.	6.800%	10/1/27	26,973	34,178
	General Motors Co.	5.000%	10/1/28	20,143	23,485
	General Motors Financial Co. Inc.	5.250%	3/1/26	22,220	25,608
	General Motors Financial Co. Inc.	4.000%	10/6/26	35,944	40,025
	General Motors Financial Co. Inc.	4.350%	1/17/27	28,969	32,655
	General Motors Financial Co. Inc.	2.700%	8/20/27	8,869	9,219
	General Motors Financial Co. Inc.	3.850%	1/5/28	12,551	13,709
	General Motors Financial Co. Inc.	5.650%	1/17/29	16,478	20,122
	General Motors Financial Co. Inc.	3.600%	6/21/30	21,246	22,957
	General Motors Financial Co. Inc.	2.350%	1/8/31	21,075	20,548
	Genuine Parts Co.	1.875%	11/1/30	11,389	10,826
	Global Payments Inc.	1.200%	3/1/26	12,000	11,914
	Hasbro Inc.	3.550%	11/19/26	15,281	16,720
	Hasbro Inc.	3.500%	9/15/27	7,497	8,141
	Hasbro Inc.	3.900%	11/19/29	24,609	27,095
	Home Depot Inc.	3.000%	4/1/26	27,235	29,652
	Home Depot Inc.	2.125%	9/15/26	21,509	22,675
	Home Depot Inc.	2.500%	4/15/27	37,783	40,371
	Home Depot Inc.	2.800%	9/14/27	26,505	28,862
	Home Depot Inc.	0.900%	3/15/28	7,549	7,319
	Home Depot Inc.	3.900%	12/6/28	12,123	13,992
	Home Depot Inc.	2.950%	6/15/29	30,496	33,085
	Home Depot Inc.	2.700%	4/15/30	32,115	34,204
	Home Depot Inc.	1.375%	3/15/31	8,000	7,572
	Hyatt Hotels Corp.	4.850%	3/15/26	11,244	12,524
	Hyatt Hotels Corp.	4.375%	9/15/28	12,767	13,893
	Hyatt Hotels Corp.	5.750%	4/23/30	8,375	9,960
	JD.com Inc.	3.875%	4/29/26	12,875	14,180
	JD.com Inc.	3.375%	1/14/30	13,535	14,375
	Las Vegas Sands Corp.	3.500%	8/18/26	22,651	23,941
	Las Vegas Sands Corp.	3.900%	8/8/29	17,913	18,978
	Lear Corp.	3.800%	9/15/27	11,628	12,829
	Lear Corp.	4.250%	5/15/29	9,790	10,922
	Lear Corp.	3.500%	5/30/30	8,977	9,581
	Leggett & Platt Inc.	3.500%	11/15/27	9,097	9,770
	Leggett & Platt Inc.	4.400%	3/15/29	14,161	16,022
	Leland Stanford Junior University	1.289%	6/1/27	3,675	3,715
	Lennar Corp.	5.250%	6/1/26	11,700	13,632

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lennar Corp.	4.750%	11/29/27	33,045	38,386
	Lowe's Cos. Inc.	2.500%	4/15/26	41,825	44,438
	Lowe's Cos. Inc.	3.100%	5/3/27	19,173	21,152
	Lowe's Cos. Inc.	1.300%	4/15/28	18,454	17,888
	Lowe's Cos. Inc.	3.650%	4/5/29	40,641	45,585
	Lowe's Cos. Inc.	4.500%	4/15/30	27,030	31,952
	Lowe's Cos. Inc.	1.700%	10/15/30	28,233	27,105
	Magna International Inc.	2.450%	6/15/30	17,151	17,775
[1]	Marriott International Inc.	3.125%	6/15/26	14,485	15,222
[1]	Marriott International Inc.	4.000%	4/15/28	10,569	11,401
[1]	Marriott International Inc.	4.650%	12/1/28	4,950	5,560
[1]	Marriott International Inc.	4.625%	6/15/30	31,800	36,230
	Masco Corp.	4.375%	4/1/26	9,876	11,380
	Masco Corp.	3.500%	11/15/27	6,160	6,893
[3]	Masco Corp.	1.500%	2/15/28	15,000	14,758
	Masco Corp.	2.000%	10/1/30	7,098	6,960
[3]	Masco Corp.	2.000%	2/15/31	14,500	14,193
[1]	McDonald's Corp.	3.500%	3/1/27	12,141	13,491
[1]	McDonald's Corp.	3.500%	7/1/27	21,583	24,064
[1]	McDonald's Corp.	3.800%	4/1/28	26,212	29,676
[1]	McDonald's Corp.	2.625%	9/1/29	32,022	33,471
[1]	McDonald's Corp.	2.125%	3/1/30	13,235	13,313
[1]	McDonald's Corp.	3.600%	7/1/30	21,855	24,446
	Mohawk Industries Inc.	3.625%	5/15/30	10,750	11,858
	NIKE Inc.	2.375%	11/1/26	10,825	11,479
	NIKE Inc.	2.750%	3/27/27	32,356	34,954
	NIKE Inc.	2.850%	3/27/30	21,008	22,717
	NVR Inc.	3.000%	5/15/30	19,075	20,287
	O'Reilly Automotive Inc.	3.550%	3/15/26	10,123	11,189
	O'Reilly Automotive Inc.	3.600%	9/1/27	13,186	14,723
	O'Reilly Automotive Inc.	4.350%	6/1/28	19,675	22,855
	O'Reilly Automotive Inc.	3.900%	6/1/29	10,912	12,275
	O'Reilly Automotive Inc.	4.200%	4/1/30	10,980	12,663
	Owens Corning	3.400%	8/15/26	7,863	8,594
	Owens Corning	3.950%	8/15/29	11,825	13,291
	Owens Corning	3.875%	6/1/30	6,531	7,304
	PulteGroup Inc.	5.500%	3/1/26	10,950	12,866
	PulteGroup Inc.	5.000%	1/15/27	18,871	22,103
	Ralph Lauren Corp.	2.950%	6/15/30	17,522	18,573
	Ross Stores Inc.	0.875%	4/15/26	5,347	5,259
	Ross Stores Inc.	4.700%	4/15/27	5,000	5,771
	Sands China Ltd.	5.400%	8/8/28	48,386	56,007
	Sands China Ltd.	4.375%	6/18/30	12,700	13,843
	Snap-on Inc.	3.250%	3/1/27	2,815	3,085
	Stanley Black & Decker Inc.	3.400%	3/1/26	11,914	13,177
	Stanley Black & Decker Inc.	4.250%	11/15/28	12,888	15,044
	Stanley Black & Decker Inc.	2.300%	3/15/30	12,589	12,924
	Starbucks Corp.	2.450%	6/15/26	14,317	15,162
	Starbucks Corp.	2.000%	3/12/27	11,338	11,742
	Starbucks Corp.	3.500%	3/1/28	8,172	9,070
	Starbucks Corp.	4.000%	11/15/28	19,632	22,510
	Starbucks Corp.	3.550%	8/15/29	21,737	24,303
	Starbucks Corp.	2.250%	3/12/30	12,634	12,817
	Starbucks Corp.	2.550%	11/15/30	33,460	34,673
	Steelcase Inc.	5.125%	1/18/29	10,115	11,962
	Tapestry Inc.	4.125%	7/15/27	13,626	14,951
	TJX Cos. Inc.	2.250%	9/15/26	26,150	27,643
	TJX Cos. Inc.	3.750%	4/15/27	20,725	23,432
	TJX Cos. Inc.	1.150%	5/15/28	11,565	11,196
	TJX Cos. Inc.	3.875%	4/15/30	20,356	23,349
	Toyota Motor Corp.	3.669%	7/20/28	10,767	12,213

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Corp.	2.760%	7/2/29	8,475	9,104
[1]	Toyota Motor Credit Corp.	3.200%	1/11/27	22,237	24,565
[1]	Toyota Motor Credit Corp.	1.150%	8/13/27	13,627	13,374
[1]	Toyota Motor Credit Corp.	3.050%	1/11/28	10,042	10,935
	Toyota Motor Credit Corp.	3.650%	1/8/29	10,710	12,161
[1]	Toyota Motor Credit Corp.	2.150%	2/13/30	17,973	18,468
[1]	Toyota Motor Credit Corp.	3.375%	4/1/30	11,058	12,240
[1]	Toyota Motor Credit Corp.	1.650%	1/10/31	15,095	14,576
	Tractor Supply Co.	1.750%	11/1/30	14,342	13,783
	VF Corp.	2.800%	4/23/27	13,027	13,986
	VF Corp.	2.950%	4/23/30	15,462	16,486
	Whirlpool Corp.	4.750%	2/26/29	19,343	22,869
[1]	Yale University	1.482%	4/15/30	8,427	8,293
					2,715,628
Consumer Staples (6.82%)
	Ahold Finance USA LLC	6.875%	5/1/29	11,026	14,779
	Altria Group Inc.	4.400%	2/14/26	7,000	7,965
	Altria Group Inc.	2.625%	9/16/26	14,319	15,146
	Altria Group Inc.	4.800%	2/14/29	45,113	52,839
	Altria Group Inc.	3.400%	5/6/30	17,165	18,363
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	71,910	81,218
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	86,462	102,138
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	43,474	48,072
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	12,285	15,020
	Archer-Daniels-Midland Co.	2.500%	8/11/26	21,620	23,122
	Archer-Daniels-Midland Co.	3.250%	3/27/30	13,322	14,768
	BAT Capital Corp.	3.215%	9/6/26	33,255	35,590
	BAT Capital Corp.	4.700%	4/2/27	23,194	26,549
	BAT Capital Corp.	3.557%	8/15/27	59,300	64,250
	BAT Capital Corp.	2.259%	3/25/28	45,977	45,801
	BAT Capital Corp.	3.462%	9/6/29	24,040	25,530
	BAT Capital Corp.	4.906%	4/2/30	16,595	19,211
	BAT International Finance plc	1.668%	3/25/26	30,552	30,700
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	17,874	19,353
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	12,382	13,849
	Campbell Soup Co.	4.150%	3/15/28	19,681	22,473
	Campbell Soup Co.	2.375%	4/24/30	23,253	23,431
	Church & Dwight Co. Inc.	3.150%	8/1/27	6,985	7,660
	Clorox Co.	3.100%	10/1/27	6,477	7,126
	Clorox Co.	3.900%	5/15/28	7,205	8,204
	Clorox Co.	1.800%	5/15/30	12,716	12,487
	Coca-Cola Co.	2.550%	6/1/26	16,876	18,188
	Coca-Cola Co.	2.250%	9/1/26	38,310	40,801
	Coca-Cola Co.	3.375%	3/25/27	19,671	22,010
	Coca-Cola Co.	2.900%	5/25/27	7,617	8,322
	Coca-Cola Co.	1.450%	6/1/27	32,096	32,255
	Coca-Cola Co.	1.000%	3/15/28	25,748	24,821
	Coca-Cola Co.	2.125%	9/6/29	19,782	20,212
	Coca-Cola Co.	3.450%	3/25/30	26,804	30,175
	Coca-Cola Co.	1.650%	6/1/30	21,429	20,961
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	28,416	29,091
	Conagra Brands Inc.	1.375%	11/1/27	18,063	17,699
	Conagra Brands Inc.	7.000%	10/1/28	7,330	9,691
	Conagra Brands Inc.	4.850%	11/1/28	43,255	51,523
	Conagra Brands Inc.	8.250%	9/15/30	2,696	3,938
	Constellation Brands Inc.	3.700%	12/6/26	24,156	27,001
	Constellation Brands Inc.	3.500%	5/9/27	12,467	13,869
	Constellation Brands Inc.	3.600%	2/15/28	13,508	15,017
	Constellation Brands Inc.	4.650%	11/15/28	12,953	15,284
	Constellation Brands Inc.	3.150%	8/1/29	23,735	25,406
	Constellation Brands Inc.	2.875%	5/1/30	9,254	9,724

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Costco Wholesale Corp.	3.000%	5/18/27	28,168	31,011
	Costco Wholesale Corp.	1.375%	6/20/27	28,263	28,487
	Costco Wholesale Corp.	1.600%	4/20/30	37,424	36,567
	Diageo Capital plc	3.875%	5/18/28	8,083	9,241
	Diageo Capital plc	2.375%	10/24/29	24,841	25,744
	Diageo Capital plc	2.000%	4/29/30	20,956	21,041
	Dollar General Corp.	3.875%	4/15/27	12,216	13,842
	Dollar General Corp.	4.125%	5/1/28	10,959	12,535
	Dollar General Corp.	3.500%	4/3/30	30,597	33,573
	Dollar Tree Inc.	4.200%	5/15/28	28,590	32,827
	Estee Lauder Cos. Inc.	3.150%	3/15/27	6,745	7,447
	Estee Lauder Cos. Inc.	2.375%	12/1/29	18,502	19,303
	Estee Lauder Cos. Inc.	2.600%	4/15/30	15,412	16,295
	Flowers Foods Inc.	3.500%	10/1/26	5,745	6,281
	General Mills Inc.	3.200%	2/10/27	16,600	18,281
	General Mills Inc.	4.200%	4/17/28	28,054	32,415
	General Mills Inc.	2.875%	4/15/30	26,195	27,713
	Hershey Co.	2.300%	8/15/26	15,707	16,687
	Hershey Co.	2.450%	11/15/29	8,827	9,281
	Hershey Co.	1.700%	6/1/30	7,852	7,731
	Hormel Foods Corp.	1.800%	6/11/30	17,167	16,954
	Ingredion Inc.	3.200%	10/1/26	13,337	14,579
	Ingredion Inc.	2.900%	6/1/30	12,196	12,843
	J M Smucker Co.	3.375%	12/15/27	10,564	11,774
	J M Smucker Co.	2.375%	3/15/30	16,751	17,104
	Kellogg Co.	3.250%	4/1/26	13,267	14,674
	Kellogg Co.	3.400%	11/15/27	12,302	13,699
	Kellogg Co.	4.300%	5/15/28	10,226	11,826
	Kellogg Co.	2.100%	6/1/30	12,749	12,755
	Keurig Dr Pepper Inc.	2.550%	9/15/26	11,191	11,917
	Keurig Dr Pepper Inc.	3.430%	6/15/27	12,654	14,042
	Keurig Dr Pepper Inc.	4.597%	5/25/28	44,836	52,687
	Keurig Dr Pepper Inc.	3.200%	5/1/30	14,548	15,731
	Kimberly-Clark Corp.	1.050%	9/15/27	14,817	14,567
	Kimberly-Clark Corp.	3.950%	11/1/28	8,489	9,781
	Kimberly-Clark Corp.	3.200%	4/25/29	12,779	14,079
	Kimberly-Clark Corp.	3.100%	3/26/30	18,893	20,799
	Kroger Co.	3.500%	2/1/26	624	689
	Kroger Co.	2.650%	10/15/26	26,131	28,013
	Kroger Co.	3.700%	8/1/27	7,866	8,917
	Kroger Co.	4.500%	1/15/29	6,232	7,363
[1]	Kroger Co.	7.700%	6/1/29	3,705	5,074
	Kroger Co.	2.200%	5/1/30	15,111	15,231
	Kroger Co.	1.700%	1/15/31	13,760	13,223
	McCormick & Co. Inc.	3.400%	8/15/27	10,381	11,536
	McCormick & Co. Inc.	2.500%	4/15/30	23,835	24,554
	McCormick & Co. Inc.	1.850%	2/15/31	1,500	1,458
	Molson Coors Beverage Co.	3.000%	7/15/26	47,895	51,615
	Mondelez International Inc.	2.750%	4/13/30	43,307	45,304
	Mondelez International Inc.	1.500%	2/4/31	5,000	4,697
	PepsiCo Inc.	2.850%	2/24/26	21,778	23,641
	PepsiCo Inc.	2.375%	10/6/26	21,658	23,100
	PepsiCo Inc.	2.625%	3/19/27	25,579	27,598
	PepsiCo Inc.	3.000%	10/15/27	22,889	25,161
	PepsiCo Inc.	7.000%	3/1/29	7,481	10,412
	PepsiCo Inc.	2.625%	7/29/29	17,742	18,873
	PepsiCo Inc.	2.750%	3/19/30	34,259	36,686
	PepsiCo Inc.	1.625%	5/1/30	27,825	27,313
	Philip Morris International Inc.	0.875%	5/1/26	19,864	19,559
	Philip Morris International Inc.	3.125%	8/17/27	6,990	7,653
	Philip Morris International Inc.	3.125%	3/2/28	14,479	15,732

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	3.375%	8/15/29	13,588	14,971
	Philip Morris International Inc.	2.100%	5/1/30	21,995	21,896
	Philip Morris International Inc.	1.750%	11/1/30	12,625	12,165
	Procter & Gamble Co.	2.450%	11/3/26	19,502	20,970
	Procter & Gamble Co.	2.800%	3/25/27	18,862	20,543
	Procter & Gamble Co.	2.850%	8/11/27	16,874	18,541
	Procter & Gamble Co.	3.000%	3/25/30	33,703	36,968
	Procter & Gamble Co.	1.200%	10/29/30	15,580	14,827
	Sysco Corp.	3.300%	7/15/26	16,876	18,408
	Sysco Corp.	3.250%	7/15/27	16,150	17,782
	Sysco Corp.	2.400%	2/15/30	20,660	20,988
	Sysco Corp.	5.950%	4/1/30	25,295	32,455
	Target Corp.	2.500%	4/15/26	24,850	26,694
	Target Corp.	3.375%	4/15/29	20,345	22,771
	Target Corp.	2.350%	2/15/30	15,011	15,620
	Target Corp.	2.650%	9/15/30	10,450	11,152
	Tyson Foods Inc.	4.000%	3/1/26	19,810	22,274
	Tyson Foods Inc.	3.550%	6/2/27	29,552	32,802
	Tyson Foods Inc.	4.350%	3/1/29	22,731	26,354
	Unilever Capital Corp.	2.000%	7/28/26	21,496	22,420
	Unilever Capital Corp.	2.900%	5/5/27	23,705	25,774
	Unilever Capital Corp.	3.500%	3/22/28	11,317	12,669
	Unilever Capital Corp.	2.125%	9/6/29	33,379	34,301
	Unilever Capital Corp.	1.375%	9/14/30	11,790	11,353
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	40,279	44,319
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	4,736	5,075
	Walmart Inc.	3.050%	7/8/26	39,525	43,474
	Walmart Inc.	5.875%	4/5/27	5,102	6,436
	Walmart Inc.	3.700%	6/26/28	64,007	73,332
	Walmart Inc.	3.250%	7/8/29	27,869	31,064
	Walmart Inc.	2.375%	9/24/29	16,714	17,572
[4]	Walmart Inc.	7.550%	2/15/30	5,517	8,067
					3,075,184
Energy (7.11%)
	Baker Hughes a GE Co. LLC	3.337%	12/15/27	26,558	29,155
	Baker Hughes a GE Co. LLC	3.138%	11/7/29	11,638	12,553
	Baker Hughes a GE Co. LLC	4.486%	5/1/30	20,371	23,918
	Boardwalk Pipelines LP	5.950%	6/1/26	15,780	18,614
	Boardwalk Pipelines LP	4.450%	7/15/27	9,297	10,512
	Boardwalk Pipelines LP	4.800%	5/3/29	5,450	6,157
	Boardwalk Pipelines LP	3.400%	2/15/31	8,585	8,855
[1]	BP Capital Markets America Inc.	3.119%	5/4/26	27,860	30,261
[1]	BP Capital Markets America Inc.	3.017%	1/16/27	29,217	31,461
	BP Capital Markets America Inc.	3.543%	4/6/27	11,403	12,655
[1]	BP Capital Markets America Inc.	3.588%	4/14/27	10,017	11,131
	BP Capital Markets America Inc.	3.937%	9/21/28	31,012	35,335
	BP Capital Markets America Inc.	4.234%	11/6/28	42,576	49,329
	BP Capital Markets America Inc.	3.633%	4/6/30	29,192	32,446
	BP Capital Markets America Inc.	1.749%	8/10/30	15,633	15,085
	BP Capital Markets plc	3.279%	9/19/27	30,789	33,704
	BP Capital Markets plc	3.723%	11/28/28	17,939	20,171
	Canadian Natural Resources Ltd.	3.850%	6/1/27	34,092	37,501
	Canadian Natural Resources Ltd.	2.950%	7/15/30	14,356	14,686
	Cenovus Energy Inc.	4.250%	4/15/27	34,502	37,650
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	38,350	44,582
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	41,259	44,601
	Chevron Corp.	2.954%	5/16/26	47,954	51,953
	Chevron Corp.	1.995%	5/11/27	30,364	31,412
	Chevron Corp.	2.236%	5/11/30	32,334	32,941
	Chevron USA Inc.	3.850%	1/15/28	16,243	18,550
	Chevron USA Inc.	3.250%	10/15/29	20,793	23,107

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cimarex Energy Co.	3.900%	5/15/27	18,117	19,861
	Cimarex Energy Co.	4.375%	3/15/29	14,809	16,401
[1,2]	ConocoPhillips	3.750%	10/1/27	27,791	31,325
[1,2]	ConocoPhillips	4.300%	8/15/28	22,118	25,646
[1,2]	ConocoPhillips	2.400%	2/15/31	18,087	18,319
	ConocoPhillips Co.	4.950%	3/15/26	28,069	32,892
	ConocoPhillips Co.	6.950%	4/15/29	34,993	47,703
	Diamondback Energy Inc.	3.250%	12/1/26	12,284	12,960
	Diamondback Energy Inc.	3.500%	12/1/29	24,175	25,323
	Enable Midstream Partners LP	4.400%	3/15/27	14,702	16,020
	Enable Midstream Partners LP	4.950%	5/15/28	18,900	21,140
	Enable Midstream Partners LP	4.150%	9/15/29	11,677	12,420
	Enbridge Inc.	4.250%	12/1/26	17,889	20,398
	Enbridge Inc.	3.700%	7/15/27	14,705	16,434
	Enbridge Inc.	3.125%	11/15/29	28,249	30,133
	Energy Transfer Operating LP	4.200%	4/15/27	15,107	16,202
	Energy Transfer Operating LP	5.500%	6/1/27	20,546	23,910
	Energy Transfer Operating LP	4.950%	6/15/28	25,056	28,219
	Energy Transfer Operating LP	5.250%	4/15/29	37,550	43,323
	Energy Transfer Operating LP	3.750%	5/15/30	36,862	38,613
	Eni USA Inc.	7.300%	11/15/27	1,329	1,740
	Enterprise Products Operating LLC	3.950%	2/15/27	11,677	13,242
	Enterprise Products Operating LLC	4.150%	10/16/28	16,444	18,903
	Enterprise Products Operating LLC	3.125%	7/31/29	48,413	51,890
	Enterprise Products Operating LLC	2.800%	1/31/30	16,454	17,196
[1]	Enterprise Products Operating LLC	5.250%	8/16/77	13,731	13,662
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	21,745	21,528
	EOG Resources Inc.	4.375%	4/15/30	23,210	27,169
	Exxon Mobil Corp.	3.043%	3/1/26	64,777	70,202
	Exxon Mobil Corp.	2.275%	8/16/26	44,147	46,486
	Exxon Mobil Corp.	3.294%	3/19/27	8,055	8,930
	Exxon Mobil Corp.	2.440%	8/16/29	19,818	20,590
	Exxon Mobil Corp.	3.482%	3/19/30	37,517	41,494
	Exxon Mobil Corp.	2.610%	10/15/30	43,072	44,971
	Halliburton Co.	2.920%	3/1/30	26,107	26,597
	Hess Corp.	4.300%	4/1/27	26,077	28,815
	Hess Corp.	7.875%	10/1/29	7,923	10,587
	HollyFrontier Corp.	5.875%	4/1/26	21,379	24,105
	HollyFrontier Corp.	4.500%	10/1/30	5,365	5,636
	Husky Energy Inc.	4.400%	4/15/29	15,938	17,472
	Kinder Morgan Inc.	4.300%	3/1/28	23,403	26,703
	Kinder Morgan Inc.	2.000%	2/15/31	10,468	9,947
	Magellan Midstream Partners LP	5.000%	3/1/26	12,177	13,902
	Magellan Midstream Partners LP	3.250%	6/1/30	9,450	10,209
	Marathon Oil Corp.	4.400%	7/15/27	21,246	24,023
	Marathon Petroleum Corp.	5.125%	12/15/26	18,407	21,766
	Marathon Petroleum Corp.	3.800%	4/1/28	16,205	17,765
	MPLX LP	1.750%	3/1/26	31,639	31,758
	MPLX LP	4.125%	3/1/27	30,512	33,945
	MPLX LP	4.250%	12/1/27	16,159	18,401
	MPLX LP	4.000%	3/15/28	29,581	32,909
	MPLX LP	4.800%	2/15/29	24,323	28,154
	MPLX LP	2.650%	8/15/30	26,076	25,652
	Noble Energy Inc.	3.850%	1/15/28	100	109
	NOV Inc.	3.600%	12/1/29	10,282	10,539
	ONEOK Inc.	4.000%	7/13/27	14,568	15,985
	ONEOK Inc.	4.550%	7/15/28	16,229	18,032
	ONEOK Inc.	4.350%	3/15/29	24,802	27,492
	ONEOK Inc.	3.400%	9/1/29	26,128	27,249
	ONEOK Inc.	3.100%	3/15/30	15,360	15,697
	ONEOK Inc.	6.350%	1/15/31	1,655	2,091

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phillips 66	3.900%	3/15/28	14,133	15,892
	Phillips 66	2.150%	12/15/30	22,923	22,306
	Phillips 66 Partners LP	3.550%	10/1/26	9,423	10,159
	Phillips 66 Partners LP	3.750%	3/1/28	13,525	14,460
	Phillips 66 Partners LP	3.150%	12/15/29	14,642	14,846
	Pioneer Natural Resources Co.	1.900%	8/15/30	25,061	24,087
	Pioneer Natural Resources Co.	2.150%	1/15/31	20,550	19,988
	Plains All American Pipeline LP	4.500%	12/15/26	20,180	22,406
	Plains All American Pipeline LP	3.550%	12/15/29	21,493	22,029
	Plains All American Pipeline LP	3.800%	9/15/30	18,451	19,109
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	12,166	14,492
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	42,486	49,124
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	36,771	41,138
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	57,047	65,249
	Schlumberger Investment SA	2.650%	6/26/30	25,217	25,929
	Shell International Finance BV	2.875%	5/10/26	31,568	34,114
	Shell International Finance BV	2.500%	9/12/26	30,368	32,387
	Shell International Finance BV	3.875%	11/13/28	23,764	27,060
	Shell International Finance BV	2.375%	11/7/29	34,195	35,075
	Shell International Finance BV	2.750%	4/6/30	39,841	41,903
	Spectra Energy Partners LP	3.375%	10/15/26	13,929	15,184
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	12,921	13,971
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	17,033	18,460
	TC PipeLines LP	3.900%	5/25/27	8,213	9,118
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	4,088	5,107
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	10,332	13,307
	Total Capital International SA	3.455%	2/19/29	27,431	30,602
	Total Capital International SA	2.829%	1/10/30	28,662	30,540
	Total Capital SA	3.883%	10/11/28	15,668	17,940
	TransCanada PipeLines Ltd.	4.250%	5/15/28	22,861	26,228
	TransCanada PipeLines Ltd.	4.100%	4/15/30	40,153	45,921
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	12,364	13,875
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	26,788	28,769
	Valero Energy Corp.	3.400%	9/15/26	26,333	28,207
	Valero Energy Corp.	2.150%	9/15/27	12,760	12,740
	Valero Energy Corp.	4.350%	6/1/28	14,298	16,036
	Valero Energy Corp.	4.000%	4/1/29	20,091	22,119
	Valero Energy Partners LP	4.375%	12/15/26	13,931	15,753
	Valero Energy Partners LP	4.500%	3/15/28	11,344	12,741
	Williams Cos. Inc.	3.750%	6/15/27	38,090	42,221
	Williams Cos. Inc.	3.500%	11/15/30	35,662	38,681
[3]	Williams Cos. Inc.	2.600%	3/15/31	5,000	4,999
	WPX Energy Inc.	5.750%	6/1/26	8,225	8,636
	WPX Energy Inc.	5.250%	10/15/27	13,200	14,124
	WPX Energy Inc.	5.875%	6/15/28	9,474	10,350
	WPX Energy Inc.	4.500%	1/15/30	19,900	21,194
					3,207,686
Financials (29.63%)
	ACE Capital Trust II	9.700%	4/1/30	2,955	4,477
[1]	Aegon NV	5.500%	4/11/48	15,630	17,701
	AerCap Ireland Capital DAC	4.450%	4/3/26	16,300	17,911
	AerCap Ireland Capital DAC	3.650%	7/21/27	23,083	24,556
	AerCap Ireland Capital DAC	4.625%	10/15/27	18,305	20,452
	AerCap Ireland Capital DAC	3.875%	1/23/28	15,495	16,625
	Affiliated Managers Group Inc.	3.300%	6/15/30	14,573	15,475
	Aflac Inc.	2.875%	10/15/26	8,650	9,356
	Aflac Inc.	3.600%	4/1/30	40,134	45,096
[1]	Air Lease Corp.	3.750%	6/1/26	14,992	16,166
	Air Lease Corp.	3.625%	4/1/27	8,287	8,901
	Air Lease Corp.	3.625%	12/1/27	11,368	12,111
	Air Lease Corp.	4.625%	10/1/28	12,232	13,731

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	3.250%	10/1/29	12,727	13,021
[1]	Air Lease Corp.	3.000%	2/1/30	16,235	16,306
	Air Lease Corp.	3.125%	12/1/30	17,800	17,873
	Aircastle Ltd.	4.250%	6/15/26	17,718	18,692
	Alleghany Corp.	3.625%	5/15/30	10,825	11,962
	Allstate Corp.	3.280%	12/15/26	10,530	11,762
	Allstate Corp.	1.450%	12/15/30	11,575	11,025
	American Equity Investment Life Holding Co.	5.000%	6/15/27	11,761	13,172
	American Express Co.	3.125%	5/20/26	27,275	29,909
[1]	American Express Credit Corp.	3.300%	5/3/27	45,365	50,392
	American Financial Group Inc.	3.500%	8/15/26	7,685	8,400
	American Financial Group Inc.	5.250%	4/2/30	7,383	8,918
	American International Group Inc.	3.900%	4/1/26	27,383	30,640
	American International Group Inc.	4.200%	4/1/28	15,356	17,631
	American International Group Inc.	4.250%	3/15/29	16,738	19,374
	American International Group Inc.	3.400%	6/30/30	45,243	49,594
[1]	American International Group Inc.	5.750%	4/1/48	13,926	15,806
	Ameriprise Financial Inc.	2.875%	9/15/26	18,695	20,219
[1]	Andrew W Mellon Foundation	0.947%	8/1/27	3,660	3,597
[1]	Aon Corp.	8.205%	1/1/27	8,581	11,413
	Aon Corp.	4.500%	12/15/28	11,395	13,390
	Aon Corp.	3.750%	5/2/29	15,379	17,297
	Aon Corp.	2.800%	5/15/30	24,682	25,975
	Arch Capital Finance LLC	4.011%	12/15/26	11,309	12,889
	Ares Capital Corp.	2.150%	7/15/26	19,750	19,523
	Assurant Inc.	4.900%	3/27/28	7,907	9,203
	Assurant Inc.	3.700%	2/22/30	7,994	8,763
	Athene Holding Ltd.	4.125%	1/12/28	23,236	25,662
	Athene Holding Ltd.	6.150%	4/3/30	14,093	17,447
	Athene Holding Ltd.	3.500%	1/15/31	17,124	17,862
	AXA SA	8.600%	12/15/30	28,367	44,004
	AXIS Specialty Finance LLC	3.900%	7/15/29	11,180	12,293
[1]	AXIS Specialty Finance LLC	4.900%	1/15/40	6,051	6,250
	AXIS Specialty Finance plc	4.000%	12/6/27	7,249	8,232
	Banco Santander SA	4.250%	4/11/27	22,939	26,210
	Banco Santander SA	3.800%	2/23/28	20,226	22,333
	Banco Santander SA	4.379%	4/12/28	25,405	29,050
	Banco Santander SA	3.306%	6/27/29	13,858	15,128
	Banco Santander SA	3.490%	5/28/30	35,308	38,141
	Banco Santander SA	2.749%	12/3/30	36,650	35,994
[1]	Bank of America Corp.	4.450%	3/3/26	42,160	48,227
[1]	Bank of America Corp.	3.500%	4/19/26	61,050	67,911
	Bank of America Corp.	6.220%	9/15/26	6,924	8,678
[1]	Bank of America Corp.	4.250%	10/22/26	46,933	53,857
[1]	Bank of America Corp.	3.559%	4/23/27	60,485	66,702
[1]	Bank of America Corp.	3.248%	10/21/27	56,224	61,443
[1]	Bank of America Corp.	4.183%	11/25/27	59,274	67,148
[1]	Bank of America Corp.	3.824%	1/20/28	42,365	47,790
[1]	Bank of America Corp.	3.705%	4/24/28	59,067	66,139
[1]	Bank of America Corp.	3.593%	7/21/28	60,650	67,373
[1]	Bank of America Corp.	3.419%	12/20/28	141,862	156,475
[1]	Bank of America Corp.	3.970%	3/5/29	59,390	67,157
[1]	Bank of America Corp.	4.271%	7/23/29	82,516	95,511
[1]	Bank of America Corp.	3.974%	2/7/30	76,866	87,600
[1]	Bank of America Corp.	3.194%	7/23/30	69,335	74,806
[1]	Bank of America Corp.	2.884%	10/22/30	18,057	19,031
[1]	Bank of America Corp.	2.496%	2/13/31	74,363	76,134
[1]	Bank of America Corp.	2.592%	4/29/31	68,328	70,341
[1]	Bank of America Corp.	1.898%	7/23/31	49,597	47,957
[1]	Bank of America Corp.	1.922%	10/24/31	50,768	49,258
[1]	Bank of Montreal	3.803%	12/15/32	18,747	20,950

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	28,440	30,774
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	23,025	24,470
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	18,757	20,854
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	16,633	18,578
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	24,531	27,510
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	3,798	4,372
[1]	Bank of New York Mellon Corp.	3.000%	10/30/28	6,689	7,259
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	15,308	16,878
[1]	Bank of New York Mellon Corp.	1.650%	1/28/31	14,800	14,421
	Bank of Nova Scotia	2.700%	8/3/26	36,001	38,645
	BankUnited Inc.	5.125%	6/11/30	7,437	8,596
	Barclays plc	4.375%	1/12/26	104	118
	Barclays plc	5.200%	5/12/26	22,343	25,541
	Barclays plc	4.337%	1/10/28	26,553	30,078
	Barclays plc	4.836%	5/9/28	50,572	57,609
[1]	Barclays plc	4.972%	5/16/29	34,777	40,796
[1]	Barclays plc	5.088%	6/20/30	22,930	26,516
	Barclays plc	2.645%	6/24/31	30,180	30,582
	Barclays plc	3.564%	9/23/35	44,288	45,675
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	12,590	12,619
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	18,520	17,997
	Berkshire Hathaway Inc.	3.125%	3/15/26	54,521	59,429
	BlackRock Inc.	3.200%	3/15/27	17,903	19,916
	BlackRock Inc.	3.250%	4/30/29	14,544	16,226
	BlackRock Inc.	2.400%	4/30/30	22,823	23,825
	BlackRock Inc.	1.900%	1/28/31	29,170	28,963
[1,2]	Blackstone Secured Lending Fund	3.625%	1/15/26	191	198
[1]	BPCE SA	3.375%	12/2/26	7,550	8,381
[1,2]	BPCE SA	3.250%	1/11/28	3,975	4,278
	Brighthouse Financial Inc.	3.700%	6/22/27	25,362	27,568
	Brighthouse Financial Inc.	5.625%	5/15/30	17,591	21,218
	Brookfield Finance Inc.	4.250%	6/2/26	5,996	6,822
	Brookfield Finance Inc.	3.900%	1/25/28	18,838	21,157
	Brookfield Finance Inc.	4.850%	3/29/29	15,780	18,697
	Brookfield Finance Inc.	4.350%	4/15/30	21,642	24,812
	Brown & Brown Inc.	4.500%	3/15/29	7,634	8,822
	Capital One Financial Corp.	3.750%	7/28/26	36,627	40,237
	Capital One Financial Corp.	3.750%	3/9/27	38,916	43,586
	Capital One Financial Corp.	3.650%	5/11/27	15,699	17,566
	Capital One Financial Corp.	3.800%	1/31/28	34,845	39,052
	Cboe Global Markets Inc.	3.650%	1/12/27	12,589	14,142
	Cboe Global Markets Inc.	1.625%	12/15/30	14,125	13,590
	Charles Schwab Corp.	3.450%	2/13/26	2,995	3,317
	Charles Schwab Corp.	0.900%	3/11/26	16,000	15,843
	Charles Schwab Corp.	3.200%	3/2/27	12,427	13,818
	Charles Schwab Corp.	3.200%	1/25/28	18,961	20,889
	Charles Schwab Corp.	4.000%	2/1/29	14,877	17,185
	Charles Schwab Corp.	3.250%	5/22/29	16,723	18,440
	Charles Schwab Corp.	4.625%	3/22/30	8,178	9,929
	Chubb INA Holdings Inc.	3.350%	5/3/26	35,382	38,940
	Chubb INA Holdings Inc.	1.375%	9/15/30	25,900	24,610
	CI Financial Corp.	3.200%	12/17/30	17,250	17,319
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	6,497	8,369
	Citigroup Inc.	4.600%	3/9/26	27,583	31,645
	Citigroup Inc.	3.400%	5/1/26	59,590	65,698
	Citigroup Inc.	3.200%	10/21/26	53,684	58,380
	Citigroup Inc.	4.300%	11/20/26	30,526	34,979
	Citigroup Inc.	4.450%	9/29/27	93,937	108,127
[1]	Citigroup Inc.	3.887%	1/10/28	67,499	75,666
	Citigroup Inc.	6.625%	1/15/28	8,177	10,552
[1]	Citigroup Inc.	3.668%	7/24/28	67,856	75,307

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.125%	7/25/28	55,683	63,130
[1]	Citigroup Inc.	3.520%	10/27/28	50,875	56,275
[1]	Citigroup Inc.	4.075%	4/23/29	32,033	36,397
[1]	Citigroup Inc.	3.980%	3/20/30	34,980	39,556
[1]	Citigroup Inc.	2.976%	11/5/30	37,354	39,629
[1]	Citigroup Inc.	2.666%	1/29/31	44,912	45,936
[1]	Citigroup Inc.	4.412%	3/31/31	103,070	119,687
[1]	Citigroup Inc.	2.572%	6/3/31	79,121	80,374
[1]	Citizens Bank NA	3.750%	2/18/26	1,292	1,448
	Citizens Financial Group Inc.	2.850%	7/27/26	16,498	17,867
	Citizens Financial Group Inc.	2.500%	2/6/30	14,627	15,061
	Citizens Financial Group Inc.	3.250%	4/30/30	10,915	11,866
	CME Group Inc.	3.750%	6/15/28	10,497	11,948
	CNA Financial Corp.	4.500%	3/1/26	4,745	5,441
	CNA Financial Corp.	3.450%	8/15/27	14,847	16,482
	CNA Financial Corp.	3.900%	5/1/29	13,434	15,249
	CNA Financial Corp.	2.050%	8/15/30	13,122	12,897
	CNO Financial Group Inc.	5.250%	5/30/29	12,908	15,151
	Comerica Inc.	4.000%	2/1/29	10,749	12,317
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	34,443	38,201
	Credit Suisse Group AG	4.550%	4/17/26	46,838	54,142
	Deutsche Bank AG	4.100%	1/13/26	171	187
[1]	Deutsche Bank AG	4.100%	1/13/26	161	177
[1]	Deutsche Bank AG	3.547%	9/18/31	29,370	30,939
[1]	Discover Bank	4.250%	3/13/26	14,281	16,339
[1]	Discover Bank	3.450%	7/27/26	23,896	26,275
[1]	Discover Bank	4.650%	9/13/28	17,642	20,665
[1]	Discover Bank	2.700%	2/6/30	10,068	10,413
	Discover Financial Services	4.100%	2/9/27	40,088	45,253
	E*TRADE Financial Corp.	3.800%	8/24/27	8,988	10,148
	E*TRADE Financial Corp.	4.500%	6/20/28	9,757	11,320
	Eaton Vance Corp.	3.500%	4/6/27	6,983	7,679
	Enstar Group Ltd.	4.950%	6/1/29	16,159	18,358
	Equitable Holdings Inc.	7.000%	4/1/28	5,285	6,775
	Equitable Holdings Inc.	4.350%	4/20/28	33,345	38,068
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	14,211	15,873
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	14,315	15,747
	Fidelity National Financial Inc.	4.500%	8/15/28	9,386	10,814
	Fidelity National Financial Inc.	3.400%	6/15/30	15,964	17,042
	Fifth Third Bancorp	2.550%	5/5/27	20,105	21,445
	Fifth Third Bancorp	3.950%	3/14/28	14,102	16,375
[1]	Fifth Third Bank NA	3.850%	3/15/26	19,113	21,378
[1]	Fifth Third Bank NA	2.250%	2/1/27	17,447	18,259
	First American Financial Corp.	4.000%	5/15/30	9,837	11,044
[1]	First Horizon Bank	5.750%	5/1/30	9,550	11,730
	Franklin Resources Inc.	1.600%	10/30/30	17,751	16,795
	FS KKR Capital Corp.	3.400%	1/15/26	760	758
	GATX Corp.	3.250%	9/15/26	7,664	8,394
	GATX Corp.	3.850%	3/30/27	10,037	11,257
	GATX Corp.	3.500%	3/15/28	5,763	6,322
	GATX Corp.	4.550%	11/7/28	8,170	9,554
	GATX Corp.	4.700%	4/1/29	6,406	7,552
	GATX Corp.	4.000%	6/30/30	15,846	18,070
[1,2]	GE Capital Funding LLC	4.050%	5/15/27	16,221	18,290
[1,2]	GE Capital Funding LLC	4.400%	5/15/30	66,451	75,861
	Global Payments Inc.	4.800%	4/1/26	5,551	6,414
	Global Payments Inc.	4.450%	6/1/28	8,439	9,775
	Global Payments Inc.	3.200%	8/15/29	39,262	41,905
	Global Payments Inc.	2.900%	5/15/30	25,846	26,887
	Globe Life Inc.	4.550%	9/15/28	15,521	18,168
	Globe Life Inc.	2.150%	8/15/30	6,775	6,659

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs BDC Inc.	2.875%	1/15/26	454	463
	Goldman Sachs Group Inc.	3.750%	2/25/26	35,105	39,181
	Goldman Sachs Group Inc.	3.500%	11/16/26	35,176	38,653
	Goldman Sachs Group Inc.	5.950%	1/15/27	18,581	22,906
	Goldman Sachs Group Inc.	3.850%	1/26/27	76,818	85,849
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	60,005	67,348
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	69,938	78,623
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	80,527	92,515
	Goldman Sachs Group Inc.	2.600%	2/7/30	45,009	46,783
	Goldman Sachs Group Inc.	3.800%	3/15/30	64,342	72,830
	Goldman Sachs Group Inc.	1.992%	1/27/32	50,425	49,023
	Golub Capital BDC Inc.	2.500%	8/24/26	9,000	8,954
	Hanover Insurance Group Inc.	4.500%	4/15/26	5,825	6,686
	Hanover Insurance Group Inc.	2.500%	9/1/30	8,350	8,444
	Hartford Financial Services Group Inc.	2.800%	8/19/29	13,775	14,541
	HSBC Holdings plc	4.300%	3/8/26	61,623	70,132
	HSBC Holdings plc	3.900%	5/25/26	65,988	73,719
	HSBC Holdings plc	4.375%	11/23/26	35,393	40,270
	HSBC Holdings plc	1.589%	5/24/27	54,648	54,708
[1]	HSBC Holdings plc	4.041%	3/13/28	63,501	71,232
[1]	HSBC Holdings plc	2.013%	9/22/28	41,361	41,772
[1]	HSBC Holdings plc	4.583%	6/19/29	81,549	93,569
	HSBC Holdings plc	4.950%	3/31/30	60,516	72,864
[1]	HSBC Holdings plc	3.973%	5/22/30	59,753	66,606
[1]	HSBC Holdings plc	2.848%	6/4/31	13,014	13,424
[1]	HSBC Holdings plc	2.357%	8/18/31	39,464	39,086
	Huntington Bancshares Inc.	2.550%	2/4/30	20,955	21,507
	ING Groep NV	3.950%	3/29/27	38,091	43,244
	ING Groep NV	4.550%	10/2/28	23,498	27,560
	ING Groep NV	4.050%	4/9/29	13,859	15,850
	Intercontinental Exchange Inc.	3.100%	9/15/27	11,005	12,146
	Intercontinental Exchange Inc.	3.750%	9/21/28	16,789	18,810
	Intercontinental Exchange Inc.	2.100%	6/15/30	20,881	20,798
	Invesco Finance plc	3.750%	1/15/26	4,747	5,292
	Jefferies Group LLC	4.850%	1/15/27	11,363	13,319
	Jefferies Group LLC	6.450%	6/8/27	6,731	8,547
	Jefferies Group LLC	4.150%	1/23/30	26,747	30,306
	JPMorgan Chase & Co.	3.875%	9/10/24	1	1
	JPMorgan Chase & Co.	3.300%	4/1/26	47,444	52,113
	JPMorgan Chase & Co.	3.200%	6/15/26	31,292	34,264
	JPMorgan Chase & Co.	2.950%	10/1/26	70,963	76,923
	JPMorgan Chase & Co.	7.625%	10/15/26	14,613	19,432
	JPMorgan Chase & Co.	4.125%	12/15/26	32,113	36,853
	JPMorgan Chase & Co.	1.040%	2/4/27	82	81
	JPMorgan Chase & Co.	8.000%	4/29/27	13,540	18,617
	JPMorgan Chase & Co.	4.250%	10/1/27	36,110	41,750
	JPMorgan Chase & Co.	3.625%	12/1/27	32,784	36,411
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	70,953	79,931
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	71,759	79,947
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	40,437	41,640
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	64,493	70,713
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	50,215	56,992
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	56,952	65,773
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	73,226	86,109
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	70,758	79,313
[1]	JPMorgan Chase & Co.	8.750%	9/1/30	1,293	1,939
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	76,384	80,107
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	76,225	90,435
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	84,040	85,889
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	55,824	58,274
	JPMorgan Chase & Co.	1.764%	11/19/31	35,500	34,070

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	1.953%	2/4/32	23,000	22,455
	Kemper Corp.	2.400%	9/30/30	8,385	8,199
[1]	KeyBank NA	3.400%	5/20/26	18,137	19,973
[1]	KeyBank NA	6.950%	2/1/28	8,553	10,890
[1]	KeyBank NA	3.900%	4/13/29	5,681	6,410
[1]	KeyCorp	2.250%	4/6/27	21,984	23,034
[1]	KeyCorp	4.100%	4/30/28	8,398	9,674
[1]	KeyCorp	2.550%	10/1/29	18,258	19,031
	Lazard Group LLC	3.625%	3/1/27	12,110	13,229
	Lazard Group LLC	4.500%	9/19/28	13,746	16,003
	Lazard Group LLC	4.375%	3/11/29	10,025	11,431
	Legg Mason Inc.	4.750%	3/15/26	8,572	10,010
	Lincoln National Corp.	3.625%	12/12/26	11,968	13,384
	Lincoln National Corp.	3.800%	3/1/28	12,236	13,786
	Lincoln National Corp.	3.050%	1/15/30	8,156	8,707
	Lincoln National Corp.	3.400%	1/15/31	10,575	11,575
	Lloyds Banking Group plc	4.650%	3/24/26	33,227	37,837
	Lloyds Banking Group plc	3.750%	1/11/27	32,817	36,508
	Lloyds Banking Group plc	4.375%	3/22/28	35,233	40,527
	Lloyds Banking Group plc	4.550%	8/16/28	23,224	27,095
[1]	Lloyds Banking Group plc	3.574%	11/7/28	34,434	37,905
	Loews Corp.	3.750%	4/1/26	6,702	7,474
	Loews Corp.	3.200%	5/15/30	14,446	15,808
	Main Street Capital Corp.	3.000%	7/14/26	6,800	6,807
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	12,228	13,610
	Manulife Financial Corp.	4.150%	3/4/26	21,777	24,910
	Manulife Financial Corp.	2.484%	5/19/27	16,652	17,498
[1]	Manulife Financial Corp.	4.061%	2/24/32	10,925	11,982
	Markel Corp.	3.500%	11/1/27	6,061	6,711
	Markel Corp.	3.350%	9/17/29	6,765	7,320
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	10,530	11,732
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	39,273	46,041
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	7,540	7,615
	Mastercard Inc.	2.950%	11/21/26	14,785	16,109
	Mastercard Inc.	3.300%	3/26/27	30,588	33,940
	Mastercard Inc.	3.500%	2/26/28	11,634	13,008
	Mastercard Inc.	2.950%	6/1/29	15,207	16,458
	Mastercard Inc.	3.350%	3/26/30	37,049	41,353
	Mercury General Corp.	4.400%	3/15/27	5,842	6,554
	MetLife Inc.	4.550%	3/23/30	22,834	27,352
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	18,931	21,313
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	27,160	29,147
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	12,845	14,503
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	28,082	31,359
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	28,886	32,819
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	15,301	17,481
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	35,537	39,832
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	59,692	64,587
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	39,212	40,597
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	35,281	35,062
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	16,708	17,289
	Mizuho Financial Group Inc.	2.839%	9/13/26	14,429	15,643
	Mizuho Financial Group Inc.	3.663%	2/28/27	9,290	10,385
	Mizuho Financial Group Inc.	1.234%	5/22/27	10,000	9,913
	Mizuho Financial Group Inc.	3.170%	9/11/27	10,845	11,959
	Mizuho Financial Group Inc.	4.018%	3/5/28	22,454	25,382
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	10,013	11,502
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	24,027	25,795
[1]	Mizuho Financial Group Inc.	2.869%	9/13/30	18,205	19,119
[1]	Mizuho Financial Group Inc.	2.591%	5/25/31	8,951	9,211
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	22,934	22,856

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	26,490	25,809
[1]	Morgan Stanley	3.125%	7/27/26	85,537	93,347
[1]	Morgan Stanley	6.250%	8/9/26	20,686	25,941
[1]	Morgan Stanley	4.350%	9/8/26	56,281	64,684
	Morgan Stanley	3.625%	1/20/27	70,808	79,416
	Morgan Stanley	3.950%	4/23/27	50,777	57,217
[1]	Morgan Stanley	3.591%	7/22/28	74,231	82,863
[1]	Morgan Stanley	3.772%	1/24/29	67,878	75,845
[1]	Morgan Stanley	4.431%	1/23/30	58,042	67,750
[1]	Morgan Stanley	2.699%	1/22/31	51,190	52,904
[1]	Morgan Stanley	3.622%	4/1/31	71,673	79,496
[1]	Morgan Stanley	1.794%	2/13/32	51,800	49,413
[1]	Munich Re America Corp.	7.450%	12/15/26	3,783	5,035
	Nasdaq Inc.	3.850%	6/30/26	12,096	13,559
	Nasdaq Inc.	1.650%	1/15/31	4,375	4,080
	National Australia Bank Ltd.	3.375%	1/14/26	469	520
[1]	National Australia Bank Ltd.	2.500%	7/12/26	35,147	37,641
	Natwest Group plc	4.800%	4/5/26	15,192	17,423
[1]	Natwest Group plc	3.073%	5/22/28	24,417	25,882
[1]	Natwest Group plc	4.892%	5/18/29	44,668	52,291
[1]	Natwest Group plc	5.076%	1/27/30	41,125	48,770
[1]	Natwest Group plc	4.445%	5/8/30	36,687	41,941
[1]	Natwest Group plc	3.032%	11/28/35	23,375	23,034
	Nomura Holdings Inc.	3.103%	1/16/30	34,098	35,693
	Nomura Holdings Inc.	2.679%	7/16/30	7,319	7,495
	Northern Trust Corp.	3.650%	8/3/28	10,045	11,336
	Northern Trust Corp.	3.150%	5/3/29	13,840	15,214
	Northern Trust Corp.	1.950%	5/1/30	20,009	20,015
[1]	Northern Trust Corp.	3.375%	5/8/32	6,305	6,896
	Old Republic International Corp.	3.875%	8/26/26	12,213	13,733
	ORIX Corp.	3.700%	7/18/27	9,081	10,179
	Owl Rock Capital Corp.	4.250%	1/15/26	263	281
	Owl Rock Capital Corp.	3.400%	7/15/26	24,244	24,947
	PartnerRe Finance B LLC	3.700%	7/2/29	10,254	11,339
	PartnerRe Finance B LLC	4.500%	10/1/50	12,728	13,173
	PayPal Holdings Inc.	2.650%	10/1/26	29,504	31,590
	PayPal Holdings Inc.	2.850%	10/1/29	34,325	36,642
	PayPal Holdings Inc.	2.300%	6/1/30	9,547	9,752
[1]	PNC Bank NA	3.100%	10/25/27	12,593	13,937
[1]	PNC Bank NA	3.250%	1/22/28	12,781	14,079
[1]	PNC Bank NA	4.050%	7/26/28	28,385	32,560
[1]	PNC Bank NA	2.700%	10/22/29	18,377	19,220
	PNC Financial Services Group Inc.	2.600%	7/23/26	41,439	44,339
	PNC Financial Services Group Inc.	3.150%	5/19/27	25,380	28,052
	PNC Financial Services Group Inc.	3.450%	4/23/29	40,668	45,535
	PNC Financial Services Group Inc.	2.550%	1/22/30	22,451	23,565
	Principal Financial Group Inc.	3.100%	11/15/26	7,633	8,344
	Principal Financial Group Inc.	3.700%	5/15/29	13,750	15,427
	Principal Financial Group Inc.	2.125%	6/15/30	8,035	7,946
	Progressive Corp.	2.450%	1/15/27	12,634	13,513
	Progressive Corp.	4.000%	3/1/29	9,740	11,317
	Progressive Corp.	6.625%	3/1/29	1,802	2,388
	Progressive Corp.	3.200%	3/26/30	18,099	20,008
[1]	Prudential Financial Inc.	1.500%	3/10/26	15,816	16,116
[1]	Prudential Financial Inc.	3.878%	3/27/28	12,025	13,790
[1]	Prudential Financial Inc.	2.100%	3/10/30	9,960	10,156
[1]	Prudential Financial Inc.	4.500%	9/15/47	18,717	20,308
[1]	Prudential Financial Inc.	5.700%	9/15/48	14,725	16,731
[1]	Prudential Financial Inc.	3.700%	10/1/50	23,134	23,655
	Prudential plc	3.125%	4/14/30	21,344	23,185
	Raymond James Financial Inc.	3.625%	9/15/26	9,805	11,068

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raymond James Financial Inc.	4.650%	4/1/30	29,092	34,767
	Reinsurance Group of America Inc.	3.950%	9/15/26	7,285	8,244
	Reinsurance Group of America Inc.	3.900%	5/15/29	12,310	13,721
	Reinsurance Group of America Inc.	3.150%	6/15/30	17,406	18,431
	RenaissanceRe Finance Inc.	3.450%	7/1/27	6,878	7,554
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	5,760	6,313
	Santander Holdings USA Inc.	3.244%	10/5/26	37,004	39,654
	Santander Holdings USA Inc.	4.400%	7/13/27	8,078	9,097
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	14,713	16,376
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	7,750	7,679
	State Street Corp.	2.650%	5/19/26	18,663	20,225
[1]	State Street Corp.	4.141%	12/3/29	13,148	15,365
	State Street Corp.	2.400%	1/24/30	18,412	19,332
	State Street Corp.	2.200%	3/3/31	5,800	5,783
	State Street Corp.	3.152%	3/30/31	8,464	9,335
[1]	State Street Corp.	3.031%	11/1/34	8,205	8,787
	Stifel Financial Corp.	4.000%	5/15/30	6,535	7,246
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	31,063	34,783
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	34,052	36,298
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	38,017	41,295
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	34,353	38,111
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	9,951	10,973
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	15,747	17,450
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	15,310	16,891
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	21,382	24,162
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	10,132	11,760
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	63,055	67,530
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	19,981	21,075
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	31,599	33,185
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	32,209	33,811
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	26,653	26,493
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	27,392	26,789
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	15,535	14,915
	SVB Financial Group	3.125%	6/5/30	11,353	12,155
	SVB Financial Group	1.800%	2/2/31	7,912	7,613
	Synchrony Financial	3.700%	8/4/26	13,029	14,183
	Synchrony Financial	3.950%	12/1/27	23,255	25,576
	Synchrony Financial	5.150%	3/19/29	12,692	15,018
	TD Ameritrade Holding Corp.	3.300%	4/1/27	13,637	15,058
	TD Ameritrade Holding Corp.	2.750%	10/1/29	11,958	12,671
[1]	Toronto-Dominion Bank	3.625%	9/15/31	25,862	28,545
	Trinity Acquisition plc	4.400%	3/15/26	10,250	11,662
[1]	Truist Bank	3.300%	5/15/26	17,095	18,771
[1]	Truist Bank	3.800%	10/30/26	13,841	15,605
[1]	Truist Bank	2.250%	3/11/30	27,617	27,928
[1,3]	Truist Financial Corp.	1.267%	3/2/27	5,000	5,012
[1]	Truist Financial Corp.	1.125%	8/3/27	17,938	17,672
[1]	Truist Financial Corp.	3.875%	3/19/29	26,855	30,510
[1]	Truist Financial Corp.	1.950%	6/5/30	7,356	7,397
	Unum Group	4.000%	6/15/29	9,059	9,961
[1]	US Bancorp	3.100%	4/27/26	26,982	29,515
[1]	US Bancorp	2.375%	7/22/26	34,912	37,097
[1]	US Bancorp	3.150%	4/27/27	37,153	41,160
[1]	US Bancorp	3.900%	4/26/28	9,756	11,218
[1]	US Bancorp	3.000%	7/30/29	19,289	20,800
[1]	US Bancorp	1.375%	7/22/30	21,381	20,408
	Visa Inc.	1.900%	4/15/27	36,845	38,081
	Visa Inc.	0.750%	8/15/27	14,764	14,313
	Visa Inc.	2.750%	9/15/27	18,031	19,546
	Visa Inc.	2.050%	4/15/30	24,198	24,682
	Visa Inc.	1.100%	2/15/31	5,806	5,401

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Voya Financial Inc.	3.650%	6/15/26	10,057	11,281
[1]	Voya Financial Inc.	4.700%	1/23/48	9,576	9,887
	Wachovia Corp.	7.574%	8/1/26	4,939	6,307
	Webster Financial Corp.	4.100%	3/25/29	5,003	5,331
[1]	Wells Fargo & Co.	2.164%	2/11/26	1,790	1,855
	Wells Fargo & Co.	3.000%	4/22/26	75,033	81,106
[1]	Wells Fargo & Co.	4.100%	6/3/26	75,390	85,294
	Wells Fargo & Co.	3.000%	10/23/26	87,869	95,106
[1]	Wells Fargo & Co.	3.196%	6/17/27	63,984	69,635
[1]	Wells Fargo & Co.	4.300%	7/22/27	46,701	53,958
[1]	Wells Fargo & Co.	3.584%	5/22/28	82,331	90,942
[1]	Wells Fargo & Co.	2.393%	6/2/28	62,045	64,415
[1]	Wells Fargo & Co.	4.150%	1/24/29	43,388	49,774
[1]	Wells Fargo & Co.	2.879%	10/30/30	69,825	73,674
[1]	Wells Fargo & Co.	2.572%	2/11/31	62,939	64,890
[1]	Wells Fargo & Co.	4.478%	4/4/31	59,770	70,490
[3]	Western Union Co.	1.350%	3/15/26	5,000	4,946
[3]	Western Union Co.	2.750%	3/15/31	3,000	2,973
	Westpac Banking Corp.	2.850%	5/13/26	52,651	57,125
	Westpac Banking Corp.	2.700%	8/19/26	26,252	28,373
	Westpac Banking Corp.	3.350%	3/8/27	28,667	32,218
	Westpac Banking Corp.	3.400%	1/25/28	7,535	8,408
	Westpac Banking Corp.	2.650%	1/16/30	19,326	20,698
[1]	Westpac Banking Corp.	4.322%	11/23/31	34,455	38,417
	Westpac Banking Corp.	4.110%	7/24/34	35,025	38,637
	Westpac Banking Corp.	2.668%	11/15/35	17,878	17,632
	Willis North America Inc.	4.500%	9/15/28	10,303	12,001
	Willis North America Inc.	2.950%	9/15/29	19,045	20,141
	Wintrust Financial Corp.	4.850%	6/6/29	5,333	5,691
	Zions Bancorp NA	3.250%	10/29/29	11,425	11,855
					13,363,071
Health Care (9.53%)
	Abbott Laboratories	3.750%	11/30/26	35,875	40,717
	Abbott Laboratories	1.150%	1/30/28	23,732	23,157
	Abbott Laboratories	1.400%	6/30/30	9,544	9,177
	AbbVie Inc.	3.200%	5/14/26	42,056	45,826
	AbbVie Inc.	2.950%	11/21/26	91,570	99,241
	AbbVie Inc.	4.250%	11/14/28	50,461	58,419
	AbbVie Inc.	3.200%	11/21/29	115,555	125,504
	Adventist Health System	2.952%	3/1/29	7,055	7,461
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	4,924	5,500
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	6,725	6,795
	Agilent Technologies Inc.	3.050%	9/22/26	8,148	8,849
	Agilent Technologies Inc.	2.750%	9/15/29	7,165	7,529
	Agilent Technologies Inc.	2.100%	6/4/30	13,208	13,188
	AmerisourceBergen Corp.	3.450%	12/15/27	23,812	26,328
	AmerisourceBergen Corp.	2.800%	5/15/30	14,666	15,322
	Amgen Inc.	2.600%	8/19/26	41,532	44,285
	Amgen Inc.	2.200%	2/21/27	35,643	37,066
	Amgen Inc.	3.200%	11/2/27	13,115	14,414
	Amgen Inc.	2.450%	2/21/30	29,166	29,907
	Amgen Inc.	2.300%	2/25/31	14,438	14,564
	Anthem Inc.	3.650%	12/1/27	35,461	39,967
	Anthem Inc.	4.101%	3/1/28	22,305	25,663
	Anthem Inc.	2.875%	9/15/29	28,598	30,398
	Anthem Inc.	2.250%	5/15/30	24,559	24,722
[1]	Ascension Health	2.532%	11/15/29	11,283	11,851
	AstraZeneca plc	0.700%	4/8/26	16,203	15,736
	AstraZeneca plc	3.125%	6/12/27	18,130	19,869
	AstraZeneca plc	4.000%	1/17/29	28,276	32,199
	AstraZeneca plc	1.375%	8/6/30	29,840	27,949

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banner Health	2.338%	1/1/30	6,275	6,403
	Banner Health	1.897%	1/1/31	7,525	7,437
	Baxter International Inc.	2.600%	8/15/26	16,391	17,494
[1,2]	Baxter International Inc.	3.950%	4/1/30	9,390	10,810
[1]	Baylor Scott & White Holdings	1.777%	11/15/30	3,575	3,523
	Becton Dickinson & Co.	3.700%	6/6/27	46,642	52,200
	Becton Dickinson & Co.	2.823%	5/20/30	13,994	14,669
	Becton Dickinson & Co.	1.957%	2/11/31	20,000	19,696
	Biogen Inc.	2.250%	5/1/30	34,076	33,921
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	8,393	9,200
	Boston Scientific Corp.	3.750%	3/1/26	30,495	33,995
	Boston Scientific Corp.	4.000%	3/1/28	2,220	2,535
	Boston Scientific Corp.	4.000%	3/1/29	23,720	26,863
	Boston Scientific Corp.	2.650%	6/1/30	32,241	33,274
	Bristol-Myers Squibb Co.	3.200%	6/15/26	64,948	71,710
	Bristol-Myers Squibb Co.	3.250%	2/27/27	13,167	14,622
	Bristol-Myers Squibb Co.	1.125%	11/13/27	12,275	12,069
	Bristol-Myers Squibb Co.	3.450%	11/15/27	40,583	46,127
	Bristol-Myers Squibb Co.	3.900%	2/20/28	43,799	50,437
	Bristol-Myers Squibb Co.	3.400%	7/26/29	73,452	82,601
	Bristol-Myers Squibb Co.	1.450%	11/13/30	27,650	26,692
	Cardinal Health Inc.	3.410%	6/15/27	21,883	23,967
[1]	CHRISTUS Health	4.341%	7/1/28	8,411	9,745
[1]	Cigna Corp.	3.400%	3/1/27	27,802	30,480
[1]	Cigna Corp.	3.050%	10/15/27	11,267	12,310
	Cigna Corp.	4.375%	10/15/28	83,760	97,303
	Cigna Corp.	2.400%	3/15/30	48,435	49,116
	CommonSpirit Health	3.347%	10/1/29	23,410	25,441
	CommonSpirit Health	2.782%	10/1/30	12,270	12,664
	CVS Health Corp.	2.875%	6/1/26	52,185	56,024
	CVS Health Corp.	3.000%	8/15/26	25,712	27,798
	CVS Health Corp.	3.625%	4/1/27	16,946	18,826
	CVS Health Corp.	6.250%	6/1/27	2,610	3,285
	CVS Health Corp.	1.300%	8/21/27	36,713	35,888
	CVS Health Corp.	4.300%	3/25/28	146,769	168,841
	CVS Health Corp.	3.250%	8/15/29	47,129	50,858
	CVS Health Corp.	3.750%	4/1/30	36,662	40,934
	CVS Health Corp.	1.750%	8/21/30	31,617	30,134
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	15,451	16,463
	DH Europe Finance II Sarl	2.600%	11/15/29	17,914	18,672
	Edwards Lifesciences Corp.	4.300%	6/15/28	10,068	11,514
	Eli Lilly & Co.	3.375%	3/15/29	26,808	29,892
	Gilead Sciences Inc.	3.650%	3/1/26	55,289	61,283
	Gilead Sciences Inc.	2.950%	3/1/27	32,889	35,529
	Gilead Sciences Inc.	1.200%	10/1/27	14,698	14,388
	Gilead Sciences Inc.	1.650%	10/1/30	19,526	18,710
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	48,227	55,484
	GlaxoSmithKline Capital plc	3.375%	6/1/29	17,407	19,487
	HCA Inc.	5.250%	6/15/26	33,330	38,871
	HCA Inc.	4.500%	2/15/27	33,397	38,073
	HCA Inc.	4.125%	6/15/29	40,410	45,461
	Humana Inc.	3.950%	3/15/27	11,231	12,708
	Humana Inc.	3.125%	8/15/29	11,962	12,746
	Humana Inc.	4.875%	4/1/30	12,980	15,602
	Johnson & Johnson	2.450%	3/1/26	37,080	39,627
	Johnson & Johnson	2.950%	3/3/27	35,566	39,129
	Johnson & Johnson	0.950%	9/1/27	38,823	38,117
	Johnson & Johnson	2.900%	1/15/28	25,411	27,851
	Johnson & Johnson	6.950%	9/1/29	4,380	6,191
	Johnson & Johnson	1.300%	9/1/30	36,582	34,969
	Kaiser Foundation Hospitals	3.150%	5/1/27	16,700	18,464

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laboratory Corp. of America Holdings	3.600%	9/1/27	8,545	9,583
	Laboratory Corp. of America Holdings	2.950%	12/1/29	15,119	16,189
	McKesson Corp.	3.950%	2/16/28	13,326	15,086
	McKesson Corp.	4.750%	5/30/29	9,308	11,035
	Medtronic Global Holdings SCA	3.350%	4/1/27	8,818	9,811
	Merck & Co. Inc.	3.400%	3/7/29	36,707	41,023
	Merck & Co. Inc.	1.450%	6/24/30	27,613	26,559
[1]	Mercy Health	4.302%	7/1/28	6,670	7,637
	Mylan Inc.	4.550%	4/15/28	14,818	17,076
	Novartis Capital Corp.	2.000%	2/14/27	43,195	45,009
	Novartis Capital Corp.	3.100%	5/17/27	28,806	31,753
	Novartis Capital Corp.	2.200%	8/14/30	15,785	16,245
	PerkinElmer Inc.	3.300%	9/15/29	19,697	21,110
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	11,510	12,938
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	18,601	19,112
	Pfizer Inc.	2.750%	6/3/26	40,288	43,658
	Pfizer Inc.	3.000%	12/15/26	32,431	35,834
	Pfizer Inc.	3.600%	9/15/28	13,856	15,688
	Pfizer Inc.	3.450%	3/15/29	43,181	48,356
	Pfizer Inc.	2.625%	4/1/30	24,928	26,445
	Pfizer Inc.	1.700%	5/28/30	35,524	34,888
	Pharmacia LLC	6.600%	12/1/28	10,052	13,473
[1]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	8,866	9,534
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	8,840	9,230
	Quest Diagnostics Inc.	3.450%	6/1/26	15,236	16,758
	Quest Diagnostics Inc.	4.200%	6/30/29	8,874	10,350
	Quest Diagnostics Inc.	2.950%	6/30/30	18,309	19,534
	Quest Diagnostics Inc.	2.800%	6/30/31	1,847	1,940
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	28,581	27,028
[1,2]	Royalty Pharma plc	1.750%	9/2/27	25,920	25,900
[1,2]	Royalty Pharma plc	2.200%	9/2/30	26,132	25,653
[1]	Rush Obligated Group	3.922%	11/15/29	7,500	8,529
	Sanofi	3.625%	6/19/28	18,283	20,542
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	70,475	77,107
	Smith & Nephew plc	2.032%	10/14/30	21,675	21,015
[1]	SSM Health Care Corp.	3.823%	6/1/27	7,767	9,029
[1]	Stanford Health Care	3.310%	8/15/30	5,950	6,649
	Stryker Corp.	3.500%	3/15/26	13,326	14,725
	Stryker Corp.	3.650%	3/7/28	10,826	12,146
	Stryker Corp.	1.950%	6/15/30	27,742	27,306
[1]	Sutter Health	3.695%	8/15/28	7,055	7,898
[1]	Sutter Health	2.294%	8/15/30	16,425	16,679
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	47,177	57,378
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	59,418	58,282
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	23,393	25,288
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	17,180	18,821
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	24,154	25,271
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	25,909	30,752
[1]	Toledo Hospital	5.325%	11/15/28	7,277	8,571
	UnitedHealth Group Inc.	1.250%	1/15/26	277	279
	UnitedHealth Group Inc.	3.100%	3/15/26	19,042	20,854
	UnitedHealth Group Inc.	3.450%	1/15/27	19,362	21,570
	UnitedHealth Group Inc.	3.375%	4/15/27	8,990	10,007
	UnitedHealth Group Inc.	2.950%	10/15/27	25,156	27,336
	UnitedHealth Group Inc.	3.850%	6/15/28	35,194	39,898
	UnitedHealth Group Inc.	3.875%	12/15/28	15,639	17,931
	UnitedHealth Group Inc.	2.875%	8/15/29	34,439	37,191
	UnitedHealth Group Inc.	2.000%	5/15/30	18,542	18,531
[1,2]	Universal Health Services Inc.	2.650%	10/15/30	20,139	19,812
	Utah Acquisition Sub Inc.	3.950%	6/15/26	58,467	65,351
[1,2]	Viatris Inc.	2.300%	6/22/27	23,473	24,115

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Viatris Inc.	2.700%	6/22/30	35,912	36,209
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	228	245
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	17,266	18,915
	Zoetis Inc.	3.000%	9/12/27	13,368	14,577
	Zoetis Inc.	3.900%	8/20/28	19,555	22,112
	Zoetis Inc.	2.000%	5/15/30	12,087	11,868
					4,297,950
Industrials (7.37%)
[1]	3M Co.	2.250%	9/19/26	24,260	25,668
	3M Co.	2.875%	10/15/27	16,285	17,829
[1]	3M Co.	3.625%	9/14/28	7,539	8,509
[1]	3M Co.	3.375%	3/1/29	22,438	24,976
	3M Co.	2.375%	8/26/29	23,944	24,914
	3M Co.	3.050%	4/15/30	10,432	11,343
	Acuity Brands Lighting Inc.	2.150%	12/15/30	11,422	11,174
	Allegion plc	3.500%	10/1/29	9,982	10,745
	Allegion US Holding Co. Inc.	3.550%	10/1/27	7,650	8,280
[1]	American Airlines Pass-Through Trust Class A Series 2016-3	3.250%	10/15/28	226	215
[1]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	2,695	2,721
[1]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	9,172	9,228
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	9,625	9,586
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	6,472	6,430
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	9,298	9,386
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	10,733	10,674
	Amphenol Corp.	4.350%	6/1/29	8,983	10,387
	Amphenol Corp.	2.800%	2/15/30	20,166	21,207
	Boeing Co.	3.100%	5/1/26	21,773	22,852
	Boeing Co.	2.250%	6/15/26	17,086	17,274
	Boeing Co.	2.700%	2/1/27	19,571	20,078
	Boeing Co.	2.800%	3/1/27	18,062	18,607
	Boeing Co.	5.040%	5/1/27	42,608	49,054
	Boeing Co.	3.250%	2/1/28	13,141	13,773
	Boeing Co.	3.250%	3/1/28	17,707	18,436
	Boeing Co.	3.450%	11/1/28	14,169	14,765
	Boeing Co.	3.200%	3/1/29	22,610	23,346
	Boeing Co.	2.950%	2/1/30	18,414	18,570
	Boeing Co.	5.150%	5/1/30	81,319	94,799
	Boeing Co.	3.625%	2/1/31	40,715	43,027
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	18,895	20,898
	Canadian National Railway Co.	2.750%	3/1/26	12,742	13,716
	Canadian National Railway Co.	6.900%	7/15/28	6,098	8,149
	Canadian Pacific Railway Co.	4.000%	6/1/28	8,113	9,296
	Canadian Pacific Railway Co.	2.050%	3/5/30	25,932	26,164
	Carrier Global Corp.	2.493%	2/15/27	19,049	20,128
	Carrier Global Corp.	2.722%	2/15/30	65,189	67,642
	Carrier Global Corp.	2.700%	2/15/31	13,476	13,882
[3]	Caterpillar Financial Services Corp.	0.900%	3/2/26	10,000	9,893
	Caterpillar Financial Services Corp.	2.400%	8/9/26	8,323	8,814
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/27	16,001	15,673
	Caterpillar Inc.	2.600%	9/19/29	8,015	8,495
	Caterpillar Inc.	2.600%	4/9/30	24,766	26,133
	CH Robinson Worldwide Inc.	4.200%	4/15/28	12,882	14,743
[1]	CNH Industrial NV	3.850%	11/15/27	14,847	16,728
	CSX Corp.	2.600%	11/1/26	17,212	18,455

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	3.250%	6/1/27	20,380	22,527
	CSX Corp.	3.800%	3/1/28	24,264	27,312
	CSX Corp.	4.250%	3/15/29	22,992	26,831
	CSX Corp.	2.400%	2/15/30	7,210	7,461
	Cummins Inc.	1.500%	9/1/30	19,215	18,386
	Deere & Co.	5.375%	10/16/29	2,807	3,563
	Deere & Co.	3.100%	4/15/30	17,914	19,630
[1,2]	Delta Air Lines Inc.	4.750%	10/20/28	10,000	11,072
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2015-1	3.625%	7/30/27	285	302
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	16,401	16,725
	Dover Corp.	2.950%	11/4/29	7,069	7,516
	Eaton Corp.	3.103%	9/15/27	11,735	12,933
	Emerson Electric Co.	0.875%	10/15/26	17,232	16,953
	Emerson Electric Co.	1.800%	10/15/27	15,756	16,149
	Emerson Electric Co.	1.950%	10/15/30	6,820	6,910
	FedEx Corp.	3.250%	4/1/26	11,655	12,725
	FedEx Corp.	3.300%	3/15/27	14,696	16,113
	FedEx Corp.	3.400%	2/15/28	11,370	12,440
	FedEx Corp.	4.200%	10/17/28	7,408	8,550
	FedEx Corp.	3.100%	8/5/29	17,225	18,484
	FedEx Corp.	4.250%	5/15/30	25,265	29,412
	Flowserve Corp.	3.500%	10/1/30	11,427	12,040
	Fortive Corp.	3.150%	6/15/26	13,890	15,203
	General Dynamics Corp.	2.125%	8/15/26	11,504	12,088
	General Dynamics Corp.	3.500%	4/1/27	13,544	15,202
	General Dynamics Corp.	2.625%	11/15/27	11,356	12,201
	General Dynamics Corp.	3.750%	5/15/28	22,782	25,815
	General Dynamics Corp.	3.625%	4/1/30	25,162	28,650
	General Electric Co.	3.450%	5/1/27	32,677	35,888
	General Electric Co.	3.625%	5/1/30	26,981	29,360
	Hexcel Corp.	4.200%	2/15/27	5,800	6,218
	Honeywell International Inc.	2.500%	11/1/26	39,585	42,699
	Honeywell International Inc.	2.700%	8/15/29	13,574	14,521
	Honeywell International Inc.	1.950%	6/1/30	35,445	35,655
	Hubbell Inc.	3.350%	3/1/26	4,204	4,565
	Hubbell Inc.	3.150%	8/15/27	5,728	6,138
	Hubbell Inc.	3.500%	2/15/28	8,799	9,444
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	8,570	9,427
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	16,397	18,824
	IDEX Corp.	3.000%	5/1/30	11,081	11,721
	Illinois Tool Works Inc.	2.650%	11/15/26	19,173	20,715
	JB Hunt Transport Services Inc.	3.875%	3/1/26	22,068	24,835
[1]	John Deere Capital Corp.	2.650%	6/10/26	10,907	11,712
[1]	John Deere Capital Corp.	2.250%	9/14/26	25,175	26,570
[1]	John Deere Capital Corp.	1.750%	3/9/27	16,083	16,482
[1]	John Deere Capital Corp.	2.800%	9/8/27	15,232	16,550
[1]	John Deere Capital Corp.	3.050%	1/6/28	5,140	5,597
[1]	John Deere Capital Corp.	3.450%	3/7/29	11,962	13,470
[1]	John Deere Capital Corp.	2.800%	7/18/29	8,865	9,551
[1]	John Deere Capital Corp.	2.450%	1/9/30	26,254	27,609
	John Deere Capital Corp.	1.450%	1/15/31	2,675	2,560
	Johnson Controls International plc	1.750%	9/15/30	15,306	14,950
	Kansas City Southern	2.875%	11/15/29	8,122	8,539
	Kennametal Inc.	4.625%	6/15/28	6,173	6,983
	Keysight Technologies Inc.	4.600%	4/6/27	10,668	12,497
	Keysight Technologies Inc.	3.000%	10/30/29	17,149	18,299
	Kirby Corp.	4.200%	3/1/28	11,004	11,889
	L3Harris Technologies Inc.	3.850%	12/15/26	9,344	10,558
	L3Harris Technologies Inc.	4.400%	6/15/28	25,153	29,193

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	L3Harris Technologies Inc.	4.400%	6/15/28	18,158	21,005
	L3Harris Technologies Inc.	2.900%	12/15/29	14,658	15,591
	L3Harris Technologies Inc.	1.800%	1/15/31	13,725	13,300
	Lennox International Inc.	1.700%	8/1/27	8,355	8,401
	Lockheed Martin Corp.	1.850%	6/15/30	11,871	11,919
[1,2]	Mileage Plus Holdings LLC	6.500%	6/20/27	7,000	7,612
	Norfolk Southern Corp.	2.900%	6/15/26	16,373	17,743
	Norfolk Southern Corp.	7.800%	5/15/27	4,592	6,229
	Norfolk Southern Corp.	3.150%	6/1/27	8,258	9,085
	Norfolk Southern Corp.	3.800%	8/1/28	12,338	13,944
	Norfolk Southern Corp.	2.550%	11/1/29	13,620	14,237
	Northrop Grumman Corp.	3.200%	2/1/27	21,106	23,143
	Northrop Grumman Corp.	3.250%	1/15/28	31,766	34,572
	Northrop Grumman Corp.	4.400%	5/1/30	32,630	38,518
	Northrop Grumman Systems Corp.	7.750%	2/15/31	4,486	6,577
	nVent Finance Sarl	4.550%	4/15/28	10,612	11,308
	Oshkosh Corp.	4.600%	5/15/28	4,000	4,560
	Oshkosh Corp.	3.100%	3/1/30	6,965	7,287
	Otis Worldwide Corp.	2.293%	4/5/27	14,565	15,233
	Otis Worldwide Corp.	2.565%	2/15/30	31,140	32,045
	Parker-Hannifin Corp.	3.250%	3/1/27	18,068	19,914
	Parker-Hannifin Corp.	3.250%	6/14/29	22,546	24,586
	Pentair Finance Sarl	4.500%	7/1/29	2,391	2,747
	Raytheon Technologies Corp.	2.650%	11/1/26	2,589	2,772
	Raytheon Technologies Corp.	3.500%	3/15/27	30,584	34,002
	Raytheon Technologies Corp.	3.125%	5/4/27	30,482	33,488
	Raytheon Technologies Corp.	7.200%	8/15/27	2,843	3,744
	Raytheon Technologies Corp.	6.700%	8/1/28	6,352	8,267
	Raytheon Technologies Corp.	4.125%	11/16/28	87,919	101,253
	Raytheon Technologies Corp.	7.500%	9/15/29	7,086	9,953
	Raytheon Technologies Corp.	2.250%	7/1/30	16,356	16,486
	Republic Services Inc.	2.900%	7/1/26	14,566	15,759
	Republic Services Inc.	3.375%	11/15/27	19,776	22,065
	Republic Services Inc.	3.950%	5/15/28	10,064	11,443
	Republic Services Inc.	2.300%	3/1/30	17,514	17,810
	Republic Services Inc.	1.450%	2/15/31	4,362	4,095
	Rockwell Automation Inc.	3.500%	3/1/29	6,451	7,275
	Roper Technologies Inc.	3.800%	12/15/26	13,494	15,264
	Roper Technologies Inc.	1.400%	9/15/27	19,675	19,496
	Roper Technologies Inc.	4.200%	9/15/28	14,649	16,832
	Roper Technologies Inc.	2.950%	9/15/29	32,664	34,837
	Roper Technologies Inc.	2.000%	6/30/30	13,225	12,994
	Roper Technologies Inc.	1.750%	2/15/31	17,020	16,279
[1]	Ryder System Inc.	2.900%	12/1/26	11,742	12,689
	Southwest Airlines Co.	3.000%	11/15/26	11,595	12,255
	Southwest Airlines Co.	5.125%	6/15/27	46,788	54,734
	Southwest Airlines Co.	3.450%	11/16/27	4,380	4,707
	Southwest Airlines Co.	2.625%	2/10/30	11,000	11,011
[1]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	2,220	2,209
	Textron Inc.	4.000%	3/15/26	6,020	6,683
	Textron Inc.	3.650%	3/15/27	11,543	12,614
	Textron Inc.	3.375%	3/1/28	5,993	6,395
	Textron Inc.	3.900%	9/17/29	10,496	11,606
	Textron Inc.	3.000%	6/1/30	7,341	7,617
	Timken Co.	4.500%	12/15/28	7,166	7,780
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	14,557	16,317
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	6,170	6,795
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	17,989	20,401
	Trimble Inc.	4.900%	6/15/28	13,114	15,379
	Tyco Electronics Group SA	3.125%	8/15/27	11,971	13,189
	Union Pacific Corp.	2.750%	3/1/26	12,724	13,644

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	2.150%	2/5/27	28,954	30,373
	Union Pacific Corp.	3.000%	4/15/27	12,421	13,520
	Union Pacific Corp.	3.950%	9/10/28	39,488	45,299
	Union Pacific Corp.	3.700%	3/1/29	21,266	23,845
	Union Pacific Corp.	2.400%	2/5/30	4,214	4,339
[1]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	10,958	11,317
[1]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	9,346	9,679
[1]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	3,539	3,527
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	73,328	82,131
[1]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	6,592	6,757
[1]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	10,110	10,305
[1]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	5,727	5,810
[1]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	3,769	3,841
	United Parcel Service Inc.	2.400%	11/15/26	18,586	19,896
	United Parcel Service Inc.	3.050%	11/15/27	20,206	22,347
	United Parcel Service Inc.	3.400%	3/15/29	15,046	16,716
	United Parcel Service Inc.	2.500%	9/1/29	13,407	14,014
	United Parcel Service Inc.	4.450%	4/1/30	17,108	20,660
[1]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	609	618
	Waste Connections Inc.	4.250%	12/1/28	11,334	13,093
	Waste Connections Inc.	3.500%	5/1/29	9,031	10,046
	Waste Connections Inc.	2.600%	2/1/30	16,437	17,172
	Waste Management Inc.	3.150%	11/15/27	25,507	28,200
	Waste Management Inc.	1.150%	3/15/28	10,725	10,369
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	18,155	19,614
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	26,977	31,570
	Xylem Inc.	3.250%	11/1/26	7,499	8,259
	Xylem Inc.	1.950%	1/30/28	14,350	14,631
	Xylem Inc.	2.250%	1/30/31	2,260	2,287
					3,322,804
Materials (2.93%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	16,369	16,885
	Air Products and Chemicals Inc.	2.050%	5/15/30	9,590	9,727
	Amcor Finance USA Inc.	4.500%	5/15/28	8,000	9,253
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	15,200	16,076
	Avery Dennison Corp.	4.875%	12/6/28	8,262	9,807
	Avery Dennison Corp.	2.650%	4/30/30	14,034	14,567
[1]	Bemis Co. Inc.	3.100%	9/15/26	6,673	7,190
	Bemis Co. Inc.	2.630%	6/19/30	22,176	22,870
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	4,199	5,246
	Cabot Corp.	4.000%	7/1/29	6,075	6,520
	Carlisle Cos. Inc.	3.750%	12/1/27	9,716	10,966
	Carlisle Cos. Inc.	2.750%	3/1/30	13,014	13,432
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	9,803	10,675
	Dow Chemical Co.	4.550%	11/30/25	5,000	5,747
	Dow Chemical Co.	3.625%	5/15/26	15,903	17,644
	Dow Chemical Co.	4.800%	11/30/28	11,741	14,056
	Dow Chemical Co.	7.375%	11/1/29	8,802	12,243
	Dow Chemical Co.	2.100%	11/15/30	30,600	30,098
	DuPont de Nemours Inc.	4.493%	11/15/25	5,000	5,713
	DuPont de Nemours Inc.	4.725%	11/15/28	37,118	44,078
	Eagle Materials Inc.	4.500%	8/1/26	5,819	5,980
	Eastman Chemical Co.	4.500%	12/1/28	10,944	12,871
	Ecolab Inc.	2.700%	11/1/26	31,351	33,877
	Ecolab Inc.	3.250%	12/1/27	11,282	12,493
	Ecolab Inc.	4.800%	3/24/30	17,316	21,192
	Ecolab Inc.	1.300%	1/30/31	5,690	5,331

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EI du Pont de Nemours & Co.	2.300%	7/15/30	9,992	10,228
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	9,608	11,037
	FMC Corp.	3.200%	10/1/26	14,004	15,275
	FMC Corp.	3.450%	10/1/29	12,901	14,078
[1,2]	Georgia-Pacific LLC	0.950%	5/15/26	4,000	3,935
[1,2]	Georgia-Pacific LLC	2.100%	4/30/27	5,600	5,806
	Georgia-Pacific LLC	7.750%	11/15/29	3,172	4,533
[1,2]	Georgia-Pacific LLC	2.300%	4/30/30	5,000	5,143
	Huntsman International LLC	4.500%	5/1/29	16,738	18,874
	International Flavors & Fragrances Inc.	4.450%	9/26/28	6,592	7,590
	International Paper Co.	3.000%	2/15/27	1,200	1,304
	Kinross Gold Corp.	4.500%	7/15/27	11,831	13,458
	Linde Inc.	1.100%	8/10/30	16,629	15,541
	LYB International Finance II BV	3.500%	3/2/27	13,727	15,092
	LYB International Finance III LLC	3.375%	5/1/30	18,756	20,234
	LYB International Finance III LLC	2.250%	10/1/30	12,165	12,093
	Martin Marietta Materials Inc.	3.450%	6/1/27	6,498	7,222
	Martin Marietta Materials Inc.	3.500%	12/15/27	8,609	9,648
[1]	Martin Marietta Materials Inc.	2.500%	3/15/30	13,969	14,419
	Mosaic Co.	4.050%	11/15/27	15,705	17,727
	Newmont Corp.	2.800%	10/1/29	25,283	26,402
	Newmont Corp.	2.250%	10/1/30	11,278	11,133
	Nucor Corp.	3.950%	5/1/28	9,501	10,787
	Nucor Corp.	2.700%	6/1/30	10,772	11,316
	Nutrien Ltd.	4.000%	12/15/26	11,561	13,101
	Nutrien Ltd.	4.200%	4/1/29	10,797	12,497
	Nutrien Ltd.	2.950%	5/13/30	21,827	23,293
	Packaging Corp. of America	3.400%	12/15/27	14,713	16,389
	Packaging Corp. of America	3.000%	12/15/29	7,685	8,242
	PPG Industries Inc.	3.750%	3/15/28	5,125	5,887
	PPG Industries Inc.	2.800%	8/15/29	8,017	8,502
	PPG Industries Inc.	2.550%	6/15/30	10,506	10,909
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	8,253	8,116
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	11,407	15,528
	Rohm & Haas Co.	7.850%	7/15/29	19,708	27,047
	RPM International Inc.	3.750%	3/15/27	7,927	8,862
	RPM International Inc.	4.550%	3/1/29	9,170	10,435
	Sherwin-Williams Co.	3.450%	6/1/27	6,407	7,051
	Sherwin-Williams Co.	2.950%	8/15/29	36,138	38,326
	Sherwin-Williams Co.	2.300%	5/15/30	17,662	17,805
	Sonoco Products Co.	3.125%	5/1/30	12,799	13,542
	Steel Dynamics Inc.	1.650%	10/15/27	4,661	4,687
	Steel Dynamics Inc.	3.450%	4/15/30	21,955	23,711
	Steel Dynamics Inc.	3.250%	1/15/31	18,326	19,517
	Suzano Austria GmbH	6.000%	1/15/29	45,622	54,703
	Suzano Austria GmbH	5.000%	1/15/30	31,929	36,052
	Suzano Austria GmbH	3.750%	1/15/31	19,900	21,112
	Teck Resources Ltd.	3.900%	7/15/30	12,575	13,638
	Vale Overseas Ltd.	6.250%	8/10/26	35,922	43,376
	Vale Overseas Ltd.	3.750%	7/8/30	37,526	40,057
	Vulcan Materials Co.	3.900%	4/1/27	8,252	9,348
	Vulcan Materials Co.	3.500%	6/1/30	17,590	19,454
	Westlake Chemical Corp.	3.600%	8/15/26	23,233	25,525
	Westlake Chemical Corp.	3.375%	6/15/30	3,233	3,453
	WestRock MWV LLC	8.200%	1/15/30	2,818	3,924
	WestRock MWV LLC	7.950%	2/15/31	1,640	2,301
	WRKCo Inc.	4.650%	3/15/26	12,828	14,759
	WRKCo Inc.	3.375%	9/15/27	11,985	13,173
	WRKCo Inc.	4.000%	3/15/28	11,425	12,859
	WRKCo Inc.	3.900%	6/1/28	17,543	19,666

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WRKCo Inc.	4.900%	3/15/29	31,570	37,887
					1,322,146
Real Estate (6.39%)
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	498	568
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	13,166	14,798
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	6,078	6,850
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	10,789	12,179
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,959	4,667
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	9,814	10,267
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	10,848	12,961
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	20,025	24,379
	American Assets Trust LP	3.375%	2/1/31	10,364	10,562
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	8,527	9,298
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	13,303	14,738
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	4,853	4,975
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	1,575	1,740
	American Homes 4 Rent LP	4.250%	2/15/28	10,623	11,887
	American Homes 4 Rent LP	4.900%	2/15/29	9,774	11,399
	American Tower Corp.	3.375%	10/15/26	28,522	31,223
	American Tower Corp.	2.750%	1/15/27	11,580	12,201
	American Tower Corp.	3.125%	1/15/27	17,475	18,890
	American Tower Corp.	3.550%	7/15/27	13,743	15,177
	American Tower Corp.	3.600%	1/15/28	16,477	18,230
	American Tower Corp.	1.500%	1/31/28	11,520	11,265
	American Tower Corp.	3.950%	3/15/29	16,495	18,483
	American Tower Corp.	3.800%	8/15/29	39,330	43,889
	American Tower Corp.	2.900%	1/15/30	23,181	24,328
	American Tower Corp.	2.100%	6/15/30	8,835	8,664
	American Tower Corp.	1.875%	10/15/30	14,370	13,791
[1]	AvalonBay Communities Inc.	2.950%	5/11/26	8,013	8,677
[1]	AvalonBay Communities Inc.	2.900%	10/15/26	10,630	11,537
[1]	AvalonBay Communities Inc.	3.350%	5/15/27	9,674	10,673
[1]	AvalonBay Communities Inc.	3.200%	1/15/28	9,530	10,332
[1]	AvalonBay Communities Inc.	3.300%	6/1/29	9,158	9,980
[1]	AvalonBay Communities Inc.	2.300%	3/1/30	12,048	12,255
[1]	AvalonBay Communities Inc.	2.450%	1/15/31	2,435	2,497
	Boston Properties LP	3.650%	2/1/26	5,585	6,200
	Boston Properties LP	2.750%	10/1/26	40,524	43,291
	Boston Properties LP	4.500%	12/1/28	5,857	6,806
	Boston Properties LP	3.400%	6/21/29	20,932	22,394
	Boston Properties LP	2.900%	3/15/30	12,027	12,460
	Boston Properties LP	3.250%	1/30/31	24,317	25,699
	Brandywine Operating Partnership LP	3.950%	11/15/27	11,122	11,793
	Brandywine Operating Partnership LP	4.550%	10/1/29	11,817	12,711
	Brixmor Operating Partnership LP	4.125%	6/15/26	1,302	1,463
	Brixmor Operating Partnership LP	3.900%	3/15/27	11,128	12,364
	Brixmor Operating Partnership LP	4.125%	5/15/29	21,008	23,369
	Brixmor Operating Partnership LP	4.050%	7/1/30	24,913	27,344
	Camden Property Trust	4.100%	10/15/28	7,162	8,198
	Camden Property Trust	3.150%	7/1/29	24,269	26,174
	Camden Property Trust	2.800%	5/15/30	10,319	10,877
	CBRE Services Inc.	4.875%	3/1/26	11,296	13,103
	Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	4,567	4,700
	Corporate Office Properties LP	2.250%	3/15/26	5,250	5,387
	Crown Castle International Corp.	3.700%	6/15/26	23,292	25,745
	Crown Castle International Corp.	1.050%	7/15/26	5,500	5,382
	Crown Castle International Corp.	4.000%	3/1/27	12,553	14,099

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle International Corp.	3.650%	9/1/27	15,876	17,605
	Crown Castle International Corp.	3.800%	2/15/28	25,890	28,613
	Crown Castle International Corp.	4.300%	2/15/29	13,440	15,298
	Crown Castle International Corp.	3.100%	11/15/29	17,285	18,172
	Crown Castle International Corp.	3.300%	7/1/30	12,596	13,591
	Crown Castle International Corp.	2.250%	1/15/31	22,830	22,334
	Crown Castle International Corp.	2.100%	4/1/31	7,500	7,246
	CubeSmart LP	3.125%	9/1/26	8,358	9,061
	CubeSmart LP	4.375%	2/15/29	7,697	8,791
	CubeSmart LP	3.000%	2/15/30	2,325	2,433
	CubeSmart LP	2.000%	2/15/31	4,277	4,115
	CyrusOne LP	3.450%	11/15/29	13,278	13,938
	CyrusOne LP	2.150%	11/1/30	10,050	9,531
	Digital Realty Trust LP	3.700%	8/15/27	7,847	8,805
	Digital Realty Trust LP	4.450%	7/15/28	14,001	16,271
	Digital Realty Trust LP	3.600%	7/1/29	38,899	42,939
	Duke Realty LP	3.250%	6/30/26	5,614	6,136
	Duke Realty LP	3.375%	12/15/27	10,479	11,564
	Duke Realty LP	4.000%	9/15/28	11,514	13,090
	Duke Realty LP	2.875%	11/15/29	10,214	10,872
	Duke Realty LP	1.750%	7/1/30	8,942	8,699
	Duke Realty LP	1.750%	2/1/31	2,000	1,929
	Equinix Inc.	2.900%	11/18/26	27,570	29,601
	Equinix Inc.	5.375%	5/15/27	17,636	19,047
	Equinix Inc.	1.800%	7/15/27	13,593	13,653
	Equinix Inc.	1.550%	3/15/28	9,982	9,809
	Equinix Inc.	3.200%	11/18/29	21,452	22,773
	Equinix Inc.	2.150%	7/15/30	25,505	24,927
	ERP Operating LP	2.850%	11/1/26	12,015	12,894
	ERP Operating LP	3.250%	8/1/27	8,792	9,636
	ERP Operating LP	3.500%	3/1/28	12,450	13,654
	ERP Operating LP	4.150%	12/1/28	6,402	7,350
	ERP Operating LP	3.000%	7/1/29	18,895	20,208
	ERP Operating LP	2.500%	2/15/30	16,793	17,387
	Essex Portfolio LP	3.375%	4/15/26	11,494	12,659
	Essex Portfolio LP	3.625%	5/1/27	7,581	8,389
[3]	Essex Portfolio LP	1.700%	3/1/28	3,000	2,951
	Essex Portfolio LP	4.000%	3/1/29	12,891	14,528
	Essex Portfolio LP	3.000%	1/15/30	21,020	22,233
	Federal Realty Investment Trust	3.250%	7/15/27	9,812	10,556
	Federal Realty Investment Trust	3.200%	6/15/29	7,635	8,119
	Federal Realty Investment Trust	3.500%	6/1/30	9,361	10,134
	GLP Capital LP	5.375%	4/15/26	12,547	14,466
	GLP Capital LP	5.750%	6/1/28	13,666	16,015
	GLP Capital LP	5.300%	1/15/29	22,077	25,321
	GLP Capital LP	4.000%	1/15/30	18,278	19,461
	GLP Capital LP	4.000%	1/15/31	16,375	17,402
	Healthcare Realty Trust Inc.	3.625%	1/15/28	8,253	8,995
	Healthcare Realty Trust Inc.	2.400%	3/15/30	5,977	5,972
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	12,400	13,706
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	9,902	11,141
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	11,320	11,931
	Healthpeak Properties Inc.	3.250%	7/15/26	14,454	15,904
	Healthpeak Properties Inc.	3.500%	7/15/29	12,704	13,969
	Healthpeak Properties Inc.	3.000%	1/15/30	16,154	17,100
	Healthpeak Properties Inc.	2.875%	1/15/31	2,800	2,918
	Highwoods Realty LP	3.875%	3/1/27	13,676	14,881
	Highwoods Realty LP	4.125%	3/15/28	6,965	7,736
	Highwoods Realty LP	4.200%	4/15/29	12,136	13,495
	Highwoods Realty LP	3.050%	2/15/30	4,255	4,379
	Highwoods Realty LP	2.600%	2/1/31	999	989

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Host Hotels & Resorts LP	4.500%	2/1/26	411	449
[1]	Host Hotels & Resorts LP	3.375%	12/15/29	16,744	16,840
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	17,868	18,148
	Hudson Pacific Properties LP	3.950%	11/1/27	7,736	8,383
	Hudson Pacific Properties LP	4.650%	4/1/29	11,366	12,900
	Hudson Pacific Properties LP	3.250%	1/15/30	10,640	10,973
	Kilroy Realty LP	4.750%	12/15/28	12,308	14,054
	Kilroy Realty LP	4.250%	8/15/29	9,049	10,191
	Kilroy Realty LP	3.050%	2/15/30	8,163	8,418
	Kimco Realty Corp.	2.800%	10/1/26	10,312	11,066
	Kimco Realty Corp.	3.800%	4/1/27	11,102	12,362
	Kimco Realty Corp.	1.900%	3/1/28	12,404	12,355
	Kimco Realty Corp.	2.700%	10/1/30	7,100	7,260
	Kite Realty Group LP	4.000%	10/1/26	6,465	6,759
	Lexington Realty Trust	2.700%	9/15/30	7,478	7,503
	Life Storage LP	3.875%	12/15/27	6,774	7,635
	Life Storage LP	4.000%	6/15/29	14,910	16,654
	Life Storage LP	2.200%	10/15/30	9,435	9,227
	LifeStorage LP	3.500%	7/1/26	9,817	10,847
	Mid-America Apartments LP	3.600%	6/1/27	7,533	8,348
	Mid-America Apartments LP	4.200%	6/15/28	7,061	8,105
	Mid-America Apartments LP	3.950%	3/15/29	22,245	25,100
	Mid-America Apartments LP	2.750%	3/15/30	6,712	6,989
	Mid-America Apartments LP	1.700%	2/15/31	2,280	2,180
	National Health Investors Inc.	3.000%	2/1/31	8,983	8,718
	National Retail Properties Inc.	3.600%	12/15/26	7,613	8,386
	National Retail Properties Inc.	3.500%	10/15/27	9,594	10,459
	National Retail Properties Inc.	4.300%	10/15/28	14,925	16,989
	National Retail Properties Inc.	2.500%	4/15/30	7,314	7,379
	Omega Healthcare Investors Inc.	5.250%	1/15/26	225	255
	Omega Healthcare Investors Inc.	4.500%	4/1/27	16,363	18,228
	Omega Healthcare Investors Inc.	4.750%	1/15/28	14,140	15,742
	Omega Healthcare Investors Inc.	3.625%	10/1/29	21,043	21,885
	Omega Healthcare Investors Inc.	3.375%	2/1/31	4,650	4,744
	Physicians Realty LP	4.300%	3/15/27	8,419	9,337
	Physicians Realty LP	3.950%	1/15/28	6,735	7,202
	Piedmont Operating Partnership LP	3.150%	8/15/30	6,988	6,993
	Prologis LP	3.250%	10/1/26	19,935	22,042
	Prologis LP	2.125%	4/15/27	25,733	26,735
	Prologis LP	3.875%	9/15/28	8,922	10,233
	Prologis LP	4.375%	2/1/29	5,117	6,049
	Prologis LP	2.250%	4/15/30	17,084	17,322
	Prologis LP	1.250%	10/15/30	5,650	5,320
	Public Storage	0.875%	2/15/26	8,473	8,336
	Public Storage	3.094%	9/15/27	8,862	9,779
	Public Storage	3.385%	5/1/29	12,366	13,777
	Realty Income Corp.	0.750%	3/15/26	5,350	5,230
	Realty Income Corp.	4.125%	10/15/26	17,762	20,391
	Realty Income Corp.	3.000%	1/15/27	19,042	20,632
	Realty Income Corp.	3.650%	1/15/28	12,935	14,231
	Realty Income Corp.	3.250%	6/15/29	16,064	17,319
	Realty Income Corp.	3.250%	1/15/31	15,903	17,286
	Regency Centers LP	3.600%	2/1/27	9,337	10,215
	Regency Centers LP	4.125%	3/15/28	7,625	8,497
	Regency Centers LP	2.950%	9/15/29	11,008	11,458
	Regency Centers LP	3.700%	6/15/30	10,500	11,513
	Retail Properties of America Inc.	4.750%	9/15/30	9,063	9,768
	Rexford Industrial Realty LP	2.125%	12/1/30	1,750	1,684
	Sabra Health Care LP	5.125%	8/15/26	24,633	27,820
	Sabra Health Care LP	3.900%	10/15/29	9,866	10,058
	Simon Property Group LP	3.300%	1/15/26	460	499

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	3.250%	11/30/26	19,625	21,403
	Simon Property Group LP	3.375%	6/15/27	12,306	13,522
	Simon Property Group LP	3.375%	12/1/27	20,700	22,774
	Simon Property Group LP	1.750%	2/1/28	17,700	17,437
	Simon Property Group LP	2.450%	9/13/29	25,246	25,546
	Simon Property Group LP	2.650%	7/15/30	18,215	18,496
	Simon Property Group LP	2.200%	2/1/31	11,040	10,759
	SITE Centers Corp.	4.250%	2/1/26	300	323
	SITE Centers Corp.	4.700%	6/1/27	11,884	13,124
	Spirit Realty LP	4.450%	9/15/26	5,034	5,665
	Spirit Realty LP	3.200%	1/15/27	6,875	7,241
	Spirit Realty LP	4.000%	7/15/29	13,259	14,678
	Spirit Realty LP	3.400%	1/15/30	8,331	8,790
	Spirit Realty LP	3.200%	2/15/31	1,290	1,336
	STORE Capital Corp.	4.500%	3/15/28	6,620	7,399
	STORE Capital Corp.	4.625%	3/15/29	6,509	7,379
	STORE Capital Corp.	2.750%	11/18/30	13,039	12,976
	Tanger Properties LP	3.125%	9/1/26	8,449	8,756
	Tanger Properties LP	3.875%	7/15/27	6,868	7,276
[1]	UDR Inc.	2.950%	9/1/26	6,590	7,138
[1]	UDR Inc.	3.500%	7/1/27	5,634	6,184
[1]	UDR Inc.	3.500%	1/15/28	6,252	6,831
[1]	UDR Inc.	4.400%	1/26/29	10,229	11,848
[1]	UDR Inc.	3.200%	1/15/30	12,329	13,197
	Ventas Realty LP	4.125%	1/15/26	6,227	7,052
	Ventas Realty LP	3.250%	10/15/26	14,598	15,831
	Ventas Realty LP	3.850%	4/1/27	6,913	7,675
	Ventas Realty LP	4.000%	3/1/28	8,048	9,048
	Ventas Realty LP	4.400%	1/15/29	20,029	22,788
	Ventas Realty LP	3.000%	1/15/30	9,002	9,352
	Ventas Realty LP	4.750%	11/15/30	10,730	12,660
	VEREIT Operating Partnership LP	4.875%	6/1/26	10,077	11,707
	VEREIT Operating Partnership LP	3.950%	8/15/27	12,274	13,800
	VEREIT Operating Partnership LP	3.400%	1/15/28	19,491	20,952
	VEREIT Operating Partnership LP	2.200%	6/15/28	10,717	10,639
	VEREIT Operating Partnership LP	3.100%	12/15/29	11,908	12,382
	Welltower Inc.	4.250%	4/1/26	10,773	12,272
	Welltower Inc.	2.700%	2/15/27	19,300	20,574
	Welltower Inc.	4.250%	4/15/28	23,745	26,981
	Welltower Inc.	4.125%	3/15/29	12,976	14,675
	Welltower Inc.	3.100%	1/15/30	14,154	14,947
	Welltower Inc.	2.750%	1/15/31	13,600	13,893
	Weyerhaeuser Co.	6.950%	10/1/27	3,674	4,728
	Weyerhaeuser Co.	4.000%	11/15/29	19,160	21,771
	Weyerhaeuser Co.	4.000%	4/15/30	29,768	33,888
	WP Carey Inc.	4.250%	10/1/26	6,982	7,954
	WP Carey Inc.	3.850%	7/15/29	8,587	9,539
	WP Carey Inc.	2.400%	2/1/31	12,000	12,025
					2,882,709
Technology (9.10%)
	Adobe Inc.	2.150%	2/1/27	25,779	27,006
	Adobe Inc.	2.300%	2/1/30	26,288	27,125
	Amdocs Ltd.	2.538%	6/15/30	14,900	15,034
	Analog Devices Inc.	3.500%	12/5/26	20,531	22,904
	Apple Inc.	2.450%	8/4/26	44,098	46,955
	Apple Inc.	2.050%	9/11/26	50,602	52,947
	Apple Inc.	3.350%	2/9/27	52,809	58,769
	Apple Inc.	3.200%	5/11/27	57,983	64,156
	Apple Inc.	3.000%	6/20/27	15,531	17,104
	Apple Inc.	2.900%	9/12/27	47,810	52,033
	Apple Inc.	3.000%	11/13/27	25,942	28,562

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	1.200%	2/8/28	56,000	54,816
	Apple Inc.	2.200%	9/11/29	38,356	39,474
	Apple Inc.	1.650%	5/11/30	21,273	20,833
	Apple Inc.	1.250%	8/20/30	20,402	19,282
	Apple Inc.	1.650%	2/8/31	78,950	77,070
	Applied Materials Inc.	3.300%	4/1/27	26,263	29,178
	Applied Materials Inc.	1.750%	6/1/30	19,221	19,009
	Arrow Electronics Inc.	3.875%	1/12/28	11,217	12,392
	Autodesk Inc.	3.500%	6/15/27	9,415	10,436
	Autodesk Inc.	2.850%	1/15/30	13,847	14,633
	Automatic Data Processing Inc.	1.250%	9/1/30	18,975	18,069
	Avnet Inc.	4.625%	4/15/26	11,450	12,806
	Broadcom Corp.	3.875%	1/15/27	117,250	128,459
	Broadcom Corp.	3.500%	1/15/28	23,456	25,117
	Broadcom Inc.	4.250%	4/15/26	50,863	56,931
	Broadcom Inc.	3.459%	9/15/26	41,749	45,160
[1,2]	Broadcom Inc.	1.950%	2/15/28	5,300	5,203
	Broadcom Inc.	4.110%	9/15/28	48,323	53,497
	Broadcom Inc.	4.750%	4/15/29	68,348	78,189
	Broadcom Inc.	5.000%	4/15/30	67,789	78,786
	Broadcom Inc.	4.150%	11/15/30	57,261	63,065
[1,2]	Broadcom Inc.	2.450%	2/15/31	40,000	38,884
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	12,212	13,407
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	16,417	17,211
	CA Inc.	4.700%	3/15/27	6,719	7,582
	Cisco Systems Inc.	2.500%	9/20/26	36,355	39,270
	Citrix Systems Inc.	1.250%	3/1/26	17,000	16,919
	Citrix Systems Inc.	4.500%	12/1/27	11,173	12,849
	Citrix Systems Inc.	3.300%	3/1/30	18,361	19,326
[1,2]	Dell International LLC	6.020%	6/15/26	76,562	91,531
[1,2]	Dell International LLC	4.900%	10/1/26	60,009	69,113
[1,2]	Dell International LLC	6.100%	7/15/27	22,811	27,983
[1,2]	Dell International LLC	5.300%	10/1/29	51,865	61,388
[1,2]	Dell International LLC	6.200%	7/15/30	14,563	18,476
	DXC Technology Co.	4.750%	4/15/27	18,397	20,896
	Equifax Inc.	3.100%	5/15/30	23,777	25,251
[3]	Fidelity National Information Services Inc.	1.150%	3/1/26	22,000	21,887
	Fidelity National Information Services Inc.	3.000%	8/15/26	35,830	39,282
[3]	Fidelity National Information Services Inc.	1.650%	3/1/28	15,500	15,363
[1]	Fidelity National Information Services Inc.	4.250%	5/15/28	9,207	10,565
	Fidelity National Information Services Inc.	3.750%	5/21/29	26,440	29,725
	Fiserv Inc.	3.200%	7/1/26	48,899	53,213
	Fiserv Inc.	2.250%	6/1/27	13,601	14,143
	Fiserv Inc.	4.200%	10/1/28	27,529	31,487
	Fiserv Inc.	3.500%	7/1/29	68,602	75,333
	Fiserv Inc.	2.650%	6/1/30	18,427	19,064
	Flex Ltd.	4.875%	6/15/29	19,487	22,518
	Flex Ltd.	4.875%	5/12/30	12,514	14,571
	FLIR Systems Inc.	2.500%	8/1/30	11,132	11,473
[3]	Fortinet Inc.	1.000%	3/15/26	10,000	9,899
[3]	Fortinet Inc.	2.200%	3/15/31	5,000	4,977
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	17,258	17,567
	HP Inc.	3.000%	6/17/27	18,148	19,639
	HP Inc.	3.400%	6/17/30	24,334	26,235
	IHS Markit Ltd.	4.750%	8/1/28	14,472	16,932
	IHS Markit Ltd.	4.250%	5/1/29	20,961	24,027
	Intel Corp.	2.600%	5/19/26	20,769	22,239
	Intel Corp.	3.750%	3/25/27	25,902	29,365
	Intel Corp.	3.150%	5/11/27	21,849	24,095
	Intel Corp.	2.450%	11/15/29	45,833	48,053
	Intel Corp.	3.900%	3/25/30	28,924	33,516

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	3.300%	5/15/26	85,578	94,531
	International Business Machines Corp.	3.300%	1/27/27	11,675	12,890
	International Business Machines Corp.	1.700%	5/15/27	21,438	21,667
	International Business Machines Corp.	6.220%	8/1/27	7,782	10,122
	International Business Machines Corp.	6.500%	1/15/28	4,250	5,497
	International Business Machines Corp.	3.500%	5/15/29	62,940	69,478
	International Business Machines Corp.	1.950%	5/15/30	26,902	26,639
	Intuit Inc.	1.350%	7/15/27	13,025	13,006
	Intuit Inc.	1.650%	7/15/30	8,640	8,472
	Jabil Inc.	3.950%	1/12/28	12,538	13,995
	Jabil Inc.	3.600%	1/15/30	12,030	12,888
	Jabil Inc.	3.000%	1/15/31	13,059	13,319
	Juniper Networks Inc.	3.750%	8/15/29	14,215	15,637
	KLA Corp.	4.100%	3/15/29	14,543	16,752
	Lam Research Corp.	3.750%	3/15/26	11,534	12,946
	Lam Research Corp.	4.000%	3/15/29	20,523	23,718
	Lam Research Corp.	1.900%	6/15/30	19,088	19,045
[1,2]	Leidos Inc.	4.375%	5/15/30	17,879	20,360
[1,2]	Leidos Inc.	2.300%	2/15/31	22,500	22,025
	Marvell Technology Group Ltd.	4.875%	6/22/28	11,737	13,688
	Maxim Integrated Products Inc.	3.450%	6/15/27	7,470	8,276
	Micron Technology Inc.	4.185%	2/15/27	31,756	35,964
	Micron Technology Inc.	5.327%	2/6/29	10,091	12,109
	Micron Technology Inc.	4.663%	2/15/30	18,090	21,052
	Microsoft Corp.	2.400%	8/8/26	96,792	103,410
	Microsoft Corp.	3.300%	2/6/27	84,269	93,886
	Moody's Corp.	3.250%	1/15/28	11,666	12,743
	Moody's Corp.	4.250%	2/1/29	7,489	8,694
	Motorola Solutions Inc.	4.600%	2/23/28	21,575	25,017
	Motorola Solutions Inc.	4.600%	5/23/29	12,656	14,694
	Motorola Solutions Inc.	2.300%	11/15/30	20,423	20,008
	NetApp Inc.	2.375%	6/22/27	14,325	14,921
	NetApp Inc.	2.700%	6/22/30	14,261	14,742
	NVIDIA Corp.	3.200%	9/16/26	31,216	34,468
	NVIDIA Corp.	2.850%	4/1/30	23,620	25,343
[1,2]	NXP BV	5.350%	3/1/26	5,725	6,747
[1,2]	NXP BV	3.875%	6/18/26	16,968	18,941
[1,2]	NXP BV	3.150%	5/1/27	16,118	17,463
[1,2]	NXP BV	5.550%	12/1/28	10,891	13,390
[1,2]	NXP BV	4.300%	6/18/29	25,051	28,769
[1,2]	NXP BV	3.400%	5/1/30	22,525	24,481
	Oracle Corp.	2.650%	7/15/26	67,320	72,086
	Oracle Corp.	2.800%	4/1/27	64,003	68,806
	Oracle Corp.	3.250%	11/15/27	53,880	59,451
	Oracle Corp.	2.950%	4/1/30	72,623	77,643
	Oracle Corp.	3.250%	5/15/30	10,326	11,310
	QUALCOMM Inc.	3.250%	5/20/27	42,240	46,832
	QUALCOMM Inc.	1.300%	5/20/28	26,486	25,756
	QUALCOMM Inc.	2.150%	5/20/30	31,650	31,858
	Quanta Services Inc.	2.900%	10/1/30	20,740	21,622
	RELX Capital Inc.	4.000%	3/18/29	16,833	19,093
	RELX Capital Inc.	3.000%	5/22/30	20,033	21,388
	S&P Global Inc.	2.950%	1/22/27	6,916	7,490
	S&P Global Inc.	2.500%	12/1/29	11,027	11,573
	S&P Global Inc.	1.250%	8/15/30	12,471	11,761
	salesforce.com Inc.	3.700%	4/11/28	34,139	38,857
	ServiceNow Inc.	1.400%	9/1/30	32,390	30,087
	Texas Instruments Inc.	2.900%	11/3/27	8,632	9,458
	Texas Instruments Inc.	2.250%	9/4/29	20,080	20,671
	Texas Instruments Inc.	1.750%	5/4/30	15,974	15,758
	Verisk Analytics Inc.	4.125%	3/15/29	19,455	22,215

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VMware Inc.	4.650%	5/15/27	17,213	19,700
	VMware Inc.	3.900%	8/21/27	9,894	10,967
	VMware Inc.	4.700%	5/15/30	34,356	40,171
	Xilinx Inc.	2.375%	6/1/30	15,838	16,074
					4,102,674
Utilities (6.43%)
	AEP Texas Inc.	3.950%	6/1/28	17,620	20,074
[1]	AEP Texas Inc.	2.100%	7/1/30	19,063	18,997
	AEP Transmission Co. LLC	3.100%	12/1/26	6,218	6,798
[1,2]	AES Corp.	2.450%	1/15/31	22,325	21,852
[1]	Alabama Power Co.	1.450%	9/15/30	8,746	8,315
[3]	Ameren Corp.	1.750%	3/15/28	9,950	9,879
	Ameren Corp.	3.500%	1/15/31	18,235	20,087
	Ameren Illinois Co.	3.800%	5/15/28	6,739	7,664
	Ameren Illinois Co.	1.550%	11/15/30	6,438	6,200
	American Electric Power Co. Inc.	3.200%	11/13/27	10,336	11,373
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	13,200	15,213
	American Electric Power Co. Inc.	2.300%	3/1/30	9,352	9,389
	American Water Capital Corp.	2.950%	9/1/27	6,072	6,563
	American Water Capital Corp.	3.750%	9/1/28	9,899	11,167
	American Water Capital Corp.	3.450%	6/1/29	22,761	25,206
	American Water Capital Corp.	2.800%	5/1/30	13,425	14,261
[1]	Appalachian Power Co.	3.300%	6/1/27	5,575	6,096
	Arizona Public Service Co.	2.950%	9/15/27	3,994	4,362
	Arizona Public Service Co.	2.600%	8/15/29	7,725	8,211
	Atlantic City Electric Co.	4.000%	10/15/28	5,536	6,365
	Atmos Energy Corp.	3.000%	6/15/27	12,471	13,504
	Atmos Energy Corp.	2.625%	9/15/29	9,647	10,109
	Atmos Energy Corp.	1.500%	1/15/31	9,100	8,521
	Avangrid Inc.	3.800%	6/1/29	17,136	19,329
	Baltimore Gas & Electric Co.	2.400%	8/15/26	6,441	6,842
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	23,516	25,962
[1,2]	Berkshire Hathaway Energy Co.	3.700%	7/15/30	14,856	16,866
	Black Hills Corp.	3.150%	1/15/27	4,635	5,017
	Black Hills Corp.	3.050%	10/15/29	12,117	12,910
	Black Hills Corp.	2.500%	6/15/30	4,885	4,978
[1]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	4,742	5,056
[1]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	4,921	5,359
	CenterPoint Energy Inc.	4.250%	11/1/28	10,451	11,991
	CenterPoint Energy Inc.	2.950%	3/1/30	7,131	7,524
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,521	8,535
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	13,945	13,463
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,865	7,567
	Cleco Corporate Holdings LLC	3.375%	9/15/29	3,510	3,654
	CMS Energy Corp.	3.000%	5/15/26	7,556	8,206
	CMS Energy Corp.	3.450%	8/15/27	6,136	6,799
[1]	CMS Energy Corp.	4.750%	6/1/50	15,239	16,672
	CMS Energy Corp.	3.750%	12/1/50	4,551	4,579
	Commonwealth Edison Co.	2.550%	6/15/26	7,342	7,890
[1]	Commonwealth Edison Co.	2.950%	8/15/27	5,167	5,667
	Commonwealth Edison Co.	3.700%	8/15/28	14,014	15,964
	Commonwealth Edison Co.	2.200%	3/1/30	5,464	5,621
[1]	Connecticut Light & Power Co.	3.200%	3/15/27	7,621	8,389
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	7,000	7,661
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	5,921	6,645
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	6,475	7,389
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	16,240	17,880
	Consumers Energy Co.	3.800%	11/15/28	5,754	6,613
[1]	Dominion Energy Inc.	2.850%	8/15/26	14,722	15,858
[1]	Dominion Energy Inc.	3.600%	3/15/27	4,140	4,651
	Dominion Energy Inc.	4.250%	6/1/28	9,715	11,215

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Dominion Energy Inc.	3.375%	4/1/30	26,324	28,763
	DTE Electric Co.	2.250%	3/1/30	9,135	9,397
	DTE Energy Co.	2.850%	10/1/26	21,167	22,815
	DTE Energy Co.	3.800%	3/15/27	8,427	9,424
[1]	DTE Energy Co.	3.400%	6/15/29	27,775	30,350
	DTE Energy Co.	2.950%	3/1/30	6,203	6,607
	Duke Energy Carolinas LLC	2.950%	12/1/26	19,346	21,213
	Duke Energy Carolinas LLC	3.950%	11/15/28	14,778	16,896
[1]	Duke Energy Carolinas LLC	6.000%	12/1/28	2,975	3,786
	Duke Energy Carolinas LLC	2.450%	8/15/29	12,832	13,434
	Duke Energy Carolinas LLC	2.450%	2/1/30	14,108	14,587
	Duke Energy Corp.	2.650%	9/1/26	39,209	41,549
	Duke Energy Corp.	3.150%	8/15/27	11,072	12,053
	Duke Energy Corp.	3.400%	6/15/29	9,617	10,492
	Duke Energy Corp.	2.450%	6/1/30	28,781	29,039
	Duke Energy Florida LLC	3.200%	1/15/27	19,165	21,037
	Duke Energy Florida LLC	3.800%	7/15/28	9,981	11,289
	Duke Energy Florida LLC	2.500%	12/1/29	12,482	13,132
	Duke Energy Florida LLC	1.750%	6/15/30	12,273	12,064
[1]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	2,419	2,550
	Duke Energy Ohio Inc.	3.650%	2/1/29	11,481	12,899
	Duke Energy Ohio Inc.	2.125%	6/1/30	6,375	6,393
	Duke Energy Progress LLC	3.700%	9/1/28	6,392	7,174
	Duke Energy Progress LLC	3.450%	3/15/29	24,102	26,724
[1,2]	East Ohio Gas Co.	2.000%	6/15/30	3,150	3,126
[1]	Eastern Energy Gas Holdings LLC	3.000%	11/15/29	6,695	7,105
	Edison International	5.750%	6/15/27	10,248	12,043
	Edison International	4.125%	3/15/28	18,145	19,677
	Emera US Finance LP	3.550%	6/15/26	15,403	16,868
	Enel Americas SA	4.000%	10/25/26	12,289	13,599
	Enel Chile SA	4.875%	6/12/28	14,631	17,151
	Entergy Arkansas LLC	3.500%	4/1/26	11,824	13,076
	Entergy Corp.	2.950%	9/1/26	31,057	33,328
	Entergy Corp.	2.800%	6/15/30	15,945	16,566
	Entergy Louisiana LLC	2.400%	10/1/26	11,843	12,597
	Entergy Louisiana LLC	3.120%	9/1/27	9,713	10,723
	Entergy Louisiana LLC	3.250%	4/1/28	5,782	6,325
	Entergy Mississippi LLC	2.850%	6/1/28	12,302	13,137
	Entergy Texas Inc.	4.000%	3/30/29	10,177	11,523
	Entergy Texas Inc.	1.750%	3/15/31	2,000	1,930
	Essential Utilities Inc.	3.566%	5/1/29	11,288	12,363
	Essential Utilities Inc.	2.704%	4/15/30	9,003	9,405
	Evergy Inc.	2.900%	9/15/29	9,831	10,390
	Evergy Kansas Central Inc.	2.550%	7/1/26	10,699	11,433
	Evergy Kansas Central Inc.	3.100%	4/1/27	6,947	7,517
[1]	Evergy Metro Inc.	2.250%	6/1/30	18,387	18,802
[1]	Eversource Energy	3.300%	1/15/28	7,845	8,619
[1]	Eversource Energy	4.250%	4/1/29	13,634	15,908
[1]	Eversource Energy	1.650%	8/15/30	12,693	12,192
	Exelon Corp.	3.400%	4/15/26	16,754	18,482
	Exelon Corp.	4.050%	4/15/30	34,424	39,320
	Fortis Inc.	3.055%	10/4/26	18,123	19,655
	Georgia Power Co.	3.250%	4/1/26	8,890	9,704
	Georgia Power Co.	3.250%	3/30/27	9,542	10,422
[1]	Georgia Power Co.	2.650%	9/15/29	23,933	24,916
[1]	Gulf Power Co.	3.300%	5/30/27	4,990	5,535
	Indiana Michigan Power Co.	3.850%	5/15/28	11,922	13,470
	Interstate Power & Light Co.	4.100%	9/26/28	16,598	19,209
	Interstate Power & Light Co.	3.600%	4/1/29	8,018	9,027
	Interstate Power & Light Co.	2.300%	6/1/30	7,243	7,394
[1,2]	IPALCO Enterprises Inc.	4.250%	5/1/30	11,295	12,889

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ITC Holdings Corp.	3.250%	6/30/26	7,408	8,081
	ITC Holdings Corp.	3.350%	11/15/27	13,202	14,544
	MidAmerican Energy Co.	3.100%	5/1/27	12,384	13,664
	MidAmerican Energy Co.	3.650%	4/15/29	21,649	24,808
	Mississippi Power Co.	3.950%	3/30/28	4,724	5,312
	National Fuel Gas Co.	3.950%	9/15/27	8,196	8,791
	National Fuel Gas Co.	4.750%	9/1/28	5,825	6,525
	National Fuel Gas Co.	2.950%	3/1/31	3,250	3,219
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	14,000	14,024
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	10,359	11,379
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	25,477	28,160
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	7,685	8,680
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	18,606	20,886
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	10,837	11,321
[1]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	5,375	5,902
[1]	Nevada Power Co.	3.700%	5/1/29	13,106	14,923
[1]	Nevada Power Co.	2.400%	5/1/30	1,675	1,735
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	9,812	10,738
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	11,139	12,439
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	15,791	17,372
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	22,623	23,621
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	64,348	64,931
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	15,459	16,696
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	8,410	9,608
	NiSource Inc.	3.490%	5/15/27	13,183	14,521
	NiSource Inc.	2.950%	9/1/29	23,725	25,091
	NiSource Inc.	3.600%	5/1/30	21,371	23,783
	NiSource Inc.	1.700%	2/15/31	16,250	15,456
	NSTAR Electric Co.	3.200%	5/15/27	17,961	19,834
	NSTAR Electric Co.	3.250%	5/15/29	5,752	6,241
	NSTAR Electric Co.	3.950%	4/1/30	8,436	9,863
[1]	Ohio Power Co.	2.600%	4/1/30	2,250	2,371
[1]	Ohio Power Co.	1.625%	1/15/31	11,000	10,677
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	6,145	6,887
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	4,737	5,235
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	12,651	13,979
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	13,365	15,131
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	3,803	4,847
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	7,567	8,133
	ONE Gas Inc.	2.000%	5/15/30	4,896	4,851
	Pacific Gas & Electric Co.	3.150%	1/1/26	11,150	11,845
	Pacific Gas & Electric Co.	2.950%	3/1/26	4,000	4,198
	Pacific Gas & Electric Co.	2.100%	8/1/27	2,025	2,015
	Pacific Gas & Electric Co.	3.300%	12/1/27	24,645	26,048
	Pacific Gas & Electric Co.	3.750%	7/1/28	38,418	41,554
	Pacific Gas & Electric Co.	4.550%	7/1/30	92,075	102,492
	Pacific Gas & Electric Co.	2.500%	2/1/31	26,926	26,147
	PacifiCorp	3.500%	6/15/29	11,939	13,230
	PacifiCorp	2.700%	9/15/30	11,121	11,763
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	7,770	8,646
	PPL Capital Funding Inc.	3.100%	5/15/26	30,295	32,797
	PPL Capital Funding Inc.	4.125%	4/15/30	10,924	12,583
	Public Service Co. of Colorado	3.700%	6/15/28	7,365	8,249
[1]	Public Service Co. of Colorado	1.900%	1/15/31	7,674	7,701
[1]	Public Service Electric & Gas Co.	2.250%	9/15/26	12,450	13,185
[1]	Public Service Electric & Gas Co.	3.000%	5/15/27	4,280	4,635
[1]	Public Service Electric & Gas Co.	3.700%	5/1/28	8,105	8,994
[1]	Public Service Electric & Gas Co.	3.650%	9/1/28	7,428	8,367
[1]	Public Service Electric & Gas Co.	3.200%	5/15/29	8,213	9,063
[1]	Public Service Electric & Gas Co.	2.450%	1/15/30	5,229	5,491
	Public Service Enterprise Group Inc.	1.600%	8/15/30	10,631	9,991

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puget Energy Inc.	4.100%	6/15/30	11,465	12,804
	San Diego Gas & Electric Co.	2.500%	5/15/26	4,283	4,539
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	14,927	14,511
	Sempra Energy	3.250%	6/15/27	20,017	21,854
	Sempra Energy	3.400%	2/1/28	29,733	32,621
	Sierra Pacific Power Co.	2.600%	5/1/26	16,054	17,104
[1]	Southern California Edison Co.	3.650%	3/1/28	7,912	8,476
[1]	Southern California Edison Co.	4.200%	3/1/29	12,193	14,039
	Southern California Edison Co.	6.650%	4/1/29	5,738	7,207
	Southern California Edison Co.	2.850%	8/1/29	9,425	9,934
	Southern California Edison Co.	2.250%	6/1/30	13,138	13,136
[1]	Southern California Gas Co.	2.600%	6/15/26	9,089	9,689
[1]	Southern California Gas Co.	2.550%	2/1/30	12,894	13,437
	Southern Co.	3.250%	7/1/26	17,041	18,489
[1]	Southern Co.	1.750%	3/15/28	9,000	8,934
[1]	Southern Co.	3.700%	4/30/30	25,380	28,274
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	9,117	9,980
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	11,645	11,211
	Southwest Gas Corp.	3.700%	4/1/28	4,320	4,797
	Southwest Gas Corp.	2.200%	6/15/30	12,254	12,387
[1]	Southwestern Electric Power Co.	2.750%	10/1/26	8,336	8,868
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	21,334	24,053
	Tucson Electric Power Co.	1.500%	8/1/30	8,430	8,090
	Union Electric Co.	2.950%	6/15/27	9,652	10,502
	Union Electric Co.	3.500%	3/15/29	16,053	17,998
	Union Electric Co.	2.950%	3/15/30	7,756	8,422
	United Utilities plc	6.875%	8/15/28	2,312	2,967
[1]	Virginia Electric & Power Co.	2.950%	11/15/26	12,403	13,477
[1]	Virginia Electric & Power Co.	3.500%	3/15/27	20,906	23,347
[1]	Virginia Electric & Power Co.	3.800%	4/1/28	11,638	13,122
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	14,718	15,823
	WEC Energy Group Inc.	1.375%	10/15/27	10,553	10,384
	WEC Energy Group Inc.	1.800%	10/15/30	8,555	8,266
	Wisconsin Power & Light Co.	3.050%	10/15/27	6,220	6,745
	Wisconsin Power & Light Co.	3.000%	7/1/29	3,550	3,881
	Xcel Energy Inc.	3.350%	12/1/26	13,448	14,794
	Xcel Energy Inc.	4.000%	6/15/28	10,656	12,101
	Xcel Energy Inc.	2.600%	12/1/29	19,088	19,829
	Xcel Energy Inc.	3.400%	6/1/30	16,055	17,601
					2,898,997
Total Corporate Bonds (Cost $43,787,667)					44,713,467
				Shares
Temporary Cash Investments (0.15%)
Money Market Fund (0.15%)
[5]	Vanguard Market Liquidity Fund (Cost $67,183)	0.099%		671,826	67,183
Total Investments (99.29%) (Cost $43,855,217)					44,781,019
Other Assets and Liabilities—Net (0.71%)					322,186
Net Assets (100%)					45,103,205
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value of these securities was $1,330,940,000, representing 3.0% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2021.
4	Securities with a value of $1,551,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.15%)
U.S. Government Securities (0.15%)
[1]	United States Treasury Note/Bond	1.875%	2/15/41	9,000	8,803
	United States Treasury Note/Bond	1.625%	11/15/50	960	854
Total U.S. Government and Agency Obligations (Cost $9,583)					9,657
Corporate Bonds (98.70%)
Communications (13.72%)
	Activision Blizzard Inc.	4.500%	6/15/47	835	1,027
	Activision Blizzard Inc.	2.500%	9/15/50	3,915	3,428
	Alphabet Inc.	1.900%	8/15/40	3,834	3,457
	Alphabet Inc.	2.050%	8/15/50	7,060	6,081
	Alphabet Inc.	2.250%	8/15/60	3,205	2,711
	America Movil SAB de CV	6.375%	3/1/35	1,408	2,014
	America Movil SAB de CV	6.125%	11/15/37	1,342	1,834
	America Movil SAB de CV	6.125%	3/30/40	4,026	5,634
	America Movil SAB de CV	4.375%	7/16/42	3,807	4,467
	America Movil SAB de CV	4.375%	4/22/49	4,129	4,889
	AT&T Inc.	2.750%	6/1/31	5,883	5,972
	AT&T Inc.	2.250%	2/1/32	6,830	6,540
[2,3]	AT&T Inc.	2.550%	12/1/33	10,363	9,952
	AT&T Inc.	6.150%	9/15/34	933	1,208
	AT&T Inc.	4.500%	5/15/35	6,049	6,931
	AT&T Inc.	5.250%	3/1/37	3,261	4,040
	AT&T Inc.	4.900%	8/15/37	3,933	4,681
	AT&T Inc.	6.300%	1/15/38	100	133
	AT&T Inc.	4.850%	3/1/39	3,580	4,181
	AT&T Inc.	5.350%	9/1/40	5,208	6,598
	AT&T Inc.	6.375%	3/1/41	1,050	1,456
	AT&T Inc.	6.250%	3/29/41	762	1,015
	AT&T Inc.	3.500%	6/1/41	3,643	3,639
	AT&T Inc.	5.550%	8/15/41	3,146	3,920
	AT&T Inc.	5.150%	3/15/42	3,887	4,695
	AT&T Inc.	4.900%	6/15/42	3,732	4,408
	AT&T Inc.	4.300%	12/15/42	4,051	4,458
	AT&T Inc.	3.100%	2/1/43	5,270	4,957
	AT&T Inc.	4.650%	6/1/44	2,126	2,408
	AT&T Inc.	4.350%	6/15/45	3,558	3,869
	AT&T Inc.	4.850%	7/15/45	2,305	2,676
	AT&T Inc.	4.750%	5/15/46	4,043	4,653
[3]	AT&T Inc.	5.150%	11/15/46	1,871	2,248
	AT&T Inc.	5.650%	2/15/47	1,525	1,940
	AT&T Inc.	5.450%	3/1/47	1,114	1,383
	AT&T Inc.	4.500%	3/9/48	4,415	4,843
	AT&T Inc.	4.550%	3/9/49	4,069	4,550
	AT&T Inc.	5.150%	2/15/50	2,505	2,969
	AT&T Inc.	3.650%	6/1/51	7,270	6,965
	AT&T Inc.	3.300%	2/1/52	4,967	4,491
[2,3]	AT&T Inc.	3.500%	9/15/53	17,556	16,105
[2,3]	AT&T Inc.	3.550%	9/15/55	16,317	14,996
	AT&T Inc.	5.700%	3/1/57	300	379
[2,3]	AT&T Inc.	3.800%	12/1/57	16,449	15,650
[2,3]	AT&T Inc.	3.650%	9/15/59	13,661	12,588
	AT&T Inc.	3.850%	6/1/60	5,385	5,076
	AT&T Inc.	3.500%	2/1/61	3,548	3,187
	Bell Canada	4.464%	4/1/48	1,501	1,781
	Bell Canada	4.300%	7/29/49	2,239	2,620
	Charter Communications Operating LLC	2.800%	4/1/31	3,055	3,097
	Charter Communications Operating LLC	2.300%	2/1/32	3,825	3,642
	Charter Communications Operating LLC	6.384%	10/23/35	6,847	9,166
	Charter Communications Operating LLC	5.375%	4/1/38	2,555	3,068

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Charter Communications Operating LLC	3.500%	6/1/41	4,000	3,877
	Charter Communications Operating LLC	6.484%	10/23/45	1,741	2,344
	Charter Communications Operating LLC	5.375%	5/1/47	6,251	7,354
	Charter Communications Operating LLC	5.750%	4/1/48	7,375	9,102
	Charter Communications Operating LLC	5.125%	7/1/49	5,179	5,980
	Charter Communications Operating LLC	4.800%	3/1/50	8,169	8,979
	Charter Communications Operating LLC	3.700%	4/1/51	5,417	5,160
[1]	Charter Communications Operating LLC	3.900%	6/1/52	2,500	2,443
	Charter Communications Operating LLC	6.834%	10/23/55	2,458	3,445
	Charter Communications Operating LLC	3.850%	4/1/61	4,925	4,566
	Comcast Corp.	4.250%	1/15/33	6,969	8,334
	Comcast Corp.	7.050%	3/15/33	1,145	1,679
	Comcast Corp.	4.200%	8/15/34	4,610	5,459
	Comcast Corp.	5.650%	6/15/35	2,300	3,107
	Comcast Corp.	4.400%	8/15/35	1,906	2,302
	Comcast Corp.	6.500%	11/15/35	2,578	3,739
	Comcast Corp.	3.200%	7/15/36	1,676	1,812
	Comcast Corp.	6.450%	3/15/37	2,854	4,147
	Comcast Corp.	6.950%	8/15/37	1,196	1,819
	Comcast Corp.	3.900%	3/1/38	3,491	4,015
	Comcast Corp.	6.400%	5/15/38	1,766	2,585
	Comcast Corp.	4.600%	10/15/38	5,657	7,054
	Comcast Corp.	3.250%	11/1/39	3,425	3,634
	Comcast Corp.	6.400%	3/1/40	1,595	2,359
	Comcast Corp.	3.750%	4/1/40	3,205	3,627
	Comcast Corp.	4.650%	7/15/42	3,569	4,471
	Comcast Corp.	4.500%	1/15/43	2,631	3,221
	Comcast Corp.	4.750%	3/1/44	792	1,007
	Comcast Corp.	4.600%	8/15/45	3,111	3,889
	Comcast Corp.	3.400%	7/15/46	2,386	2,505
	Comcast Corp.	4.000%	8/15/47	4,941	5,700
	Comcast Corp.	3.969%	11/1/47	6,616	7,556
	Comcast Corp.	4.000%	3/1/48	1,684	1,932
	Comcast Corp.	4.700%	10/15/48	8,646	10,974
	Comcast Corp.	3.999%	11/1/49	3,928	4,535
	Comcast Corp.	3.450%	2/1/50	5,108	5,416
	Comcast Corp.	2.800%	1/15/51	4,493	4,220
	Comcast Corp.	2.450%	8/15/52	5,275	4,601
	Comcast Corp.	4.049%	11/1/52	6,371	7,391
	Comcast Corp.	4.950%	10/15/58	1,387	1,887
	Comcast Corp.	2.650%	8/15/62	3,345	2,952
	Deutsche Telekom International Finance BV	9.250%	6/1/32	2,542	4,177
	Discovery Communications LLC	5.000%	9/20/37	1,352	1,624
	Discovery Communications LLC	6.350%	6/1/40	1,749	2,411
	Discovery Communications LLC	4.875%	4/1/43	1,441	1,716
	Discovery Communications LLC	5.200%	9/20/47	3,289	4,053
	Discovery Communications LLC	5.300%	5/15/49	1,932	2,414
	Discovery Communications LLC	4.650%	5/15/50	2,607	3,043
[2,3]	Discovery Communications LLC	4.000%	9/15/55	4,496	4,608
	Electronic Arts Inc.	2.950%	2/15/51	2,000	1,924
[1,2,3]	Expedia Group Inc.	2.950%	3/15/31	2,300	2,278
	Fox Corp.	5.476%	1/25/39	4,751	6,073
	Fox Corp.	5.576%	1/25/49	2,040	2,690
	Grupo Televisa SAB	8.500%	3/11/32	150	221
	Grupo Televisa SAB	6.625%	1/15/40	2,228	2,951
	Grupo Televisa SAB	5.000%	5/13/45	3,338	3,805
	Grupo Televisa SAB	6.125%	1/31/46	1,090	1,434
	Grupo Televisa SAB	5.250%	5/24/49	1,410	1,694
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	800	801
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	1,000	1,023
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,310	1,679

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NBCUniversal Media LLC	6.400%	4/30/40	1,793	2,649
	NBCUniversal Media LLC	5.950%	4/1/41	3,264	4,681
	NBCUniversal Media LLC	4.450%	1/15/43	3,901	4,736
	Orange SA	9.000%	3/1/31	6,207	9,857
	Orange SA	5.375%	1/13/42	2,386	3,182
	Orange SA	5.500%	2/6/44	832	1,132
	Rogers Communications Inc.	7.500%	8/15/38	293	453
	Rogers Communications Inc.	4.500%	3/15/43	1,234	1,448
	Rogers Communications Inc.	5.450%	10/1/43	358	477
	Rogers Communications Inc.	5.000%	3/15/44	2,384	2,958
	Rogers Communications Inc.	4.300%	2/15/48	770	894
	Rogers Communications Inc.	4.350%	5/1/49	4,405	5,171
	Rogers Communications Inc.	3.700%	11/15/49	4,512	4,851
	Telefonica Emisiones SA	7.045%	6/20/36	4,419	6,297
	Telefonica Emisiones SA	4.665%	3/6/38	3,160	3,600
	Telefonica Emisiones SA	5.213%	3/8/47	5,971	6,971
	Telefonica Emisiones SA	4.895%	3/6/48	3,792	4,379
	Telefonica Emisiones SA	5.520%	3/1/49	3,689	4,645
	TELUS Corp.	4.600%	11/16/48	1,592	1,938
	TELUS Corp.	4.300%	6/15/49	1,752	2,046
	Thomson Reuters Corp.	5.500%	8/15/35	840	1,076
	Thomson Reuters Corp.	5.850%	4/15/40	822	1,084
	Thomson Reuters Corp.	5.650%	11/23/43	1,120	1,468
	Time Warner Cable LLC	6.550%	5/1/37	4,258	5,707
	Time Warner Cable LLC	7.300%	7/1/38	2,003	2,842
	Time Warner Cable LLC	6.750%	6/15/39	4,226	5,808
	Time Warner Cable LLC	5.875%	11/15/40	4,238	5,366
	Time Warner Cable LLC	5.500%	9/1/41	3,893	4,776
	Time Warner Cable LLC	4.500%	9/15/42	3,393	3,714
	Time Warner Entertainment Co. LP	8.375%	7/15/33	2,898	4,324
[2,3]	T-Mobile USA Inc.	2.250%	11/15/31	4,165	4,014
[2,3]	T-Mobile USA Inc.	4.375%	4/15/40	5,942	6,692
[2,3]	T-Mobile USA Inc.	3.000%	2/15/41	7,478	7,061
[2,3]	T-Mobile USA Inc.	4.500%	4/15/50	5,648	6,333
[2,3]	T-Mobile USA Inc.	3.300%	2/15/51	7,300	6,854
[2,3]	T-Mobile USA Inc.	3.600%	11/15/60	3,265	3,134
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	2,818	4,035
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	805	966
[3]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	1,241	1,444
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	2,375	2,658
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	1,645	1,930
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	1,584	1,584
	Verizon Communications Inc.	4.500%	8/10/33	8,520	10,157
	Verizon Communications Inc.	6.400%	9/15/33	355	486
	Verizon Communications Inc.	4.400%	11/1/34	7,985	9,447
	Verizon Communications Inc.	4.272%	1/15/36	7,975	9,183
	Verizon Communications Inc.	5.250%	3/16/37	3,569	4,561
	Verizon Communications Inc.	4.812%	3/15/39	5,457	6,656
	Verizon Communications Inc.	2.650%	11/20/40	5,371	5,003
	Verizon Communications Inc.	4.750%	11/1/41	3,635	4,441
	Verizon Communications Inc.	3.850%	11/1/42	1,176	1,293
	Verizon Communications Inc.	4.125%	8/15/46	6,075	6,850
	Verizon Communications Inc.	4.862%	8/21/46	10,493	12,974
	Verizon Communications Inc.	4.522%	9/15/48	7,194	8,472
	Verizon Communications Inc.	5.012%	4/15/49	5,596	7,059
	Verizon Communications Inc.	4.000%	3/22/50	2,074	2,275
	Verizon Communications Inc.	2.875%	11/20/50	3,152	2,860
	Verizon Communications Inc.	5.012%	8/21/54	1,339	1,697
	Verizon Communications Inc.	4.672%	3/15/55	6,840	8,277
[2,3]	Verizon Communications Inc.	2.987%	10/30/56	11,366	10,276
	Verizon Communications Inc.	3.000%	11/20/60	6,300	5,635

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ViacomCBS Inc.	4.200%	5/19/32	4,822	5,547
	ViacomCBS Inc.	5.500%	5/15/33	613	755
	ViacomCBS Inc.	6.875%	4/30/36	2,583	3,657
	ViacomCBS Inc.	5.900%	10/15/40	875	1,130
	ViacomCBS Inc.	4.850%	7/1/42	1,131	1,355
	ViacomCBS Inc.	4.375%	3/15/43	2,938	3,335
	ViacomCBS Inc.	5.850%	9/1/43	3,076	4,095
	ViacomCBS Inc.	5.250%	4/1/44	1,122	1,384
	ViacomCBS Inc.	4.900%	8/15/44	1,879	2,228
	ViacomCBS Inc.	4.600%	1/15/45	1,171	1,353
	ViacomCBS Inc.	4.950%	5/19/50	1,550	1,878
	Vodafone Group plc	6.250%	11/30/32	754	1,014
	Vodafone Group plc	6.150%	2/27/37	3,117	4,267
	Vodafone Group plc	5.000%	5/30/38	2,642	3,244
	Vodafone Group plc	4.375%	2/19/43	2,280	2,639
	Vodafone Group plc	5.250%	5/30/48	6,657	8,612
	Vodafone Group plc	4.875%	6/19/49	6,310	7,617
	Vodafone Group plc	4.250%	9/17/50	3,309	3,684
	Vodafone Group plc	5.125%	6/19/59	2,575	3,293
	Walt Disney Co.	6.550%	3/15/33	791	1,119
	Walt Disney Co.	6.200%	12/15/34	3,793	5,440
	Walt Disney Co.	6.400%	12/15/35	2,322	3,418
	Walt Disney Co.	6.150%	3/1/37	1,347	1,850
	Walt Disney Co.	6.650%	11/15/37	3,310	4,907
	Walt Disney Co.	4.625%	3/23/40	815	1,020
	Walt Disney Co.	3.500%	5/13/40	1,105	1,207
	Walt Disney Co.	6.150%	2/15/41	700	1,016
	Walt Disney Co.	5.400%	10/1/43	771	1,037
	Walt Disney Co.	4.750%	9/15/44	2,979	3,784
	Walt Disney Co.	4.950%	10/15/45	1,240	1,609
	Walt Disney Co.	7.750%	12/1/45	325	545
	Walt Disney Co.	4.750%	11/15/46	2,946	3,815
	Walt Disney Co.	2.750%	9/1/49	2,724	2,564
	Walt Disney Co.	4.700%	3/23/50	3,905	4,996
	Walt Disney Co.	3.600%	1/13/51	7,155	7,813
	Walt Disney Co.	3.800%	5/13/60	3,738	4,214
					864,752
Consumer Discretionary (5.22%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	556	658
	Alibaba Group Holding Ltd.	4.000%	12/6/37	2,623	2,929
	Alibaba Group Holding Ltd.	4.200%	12/6/47	3,545	3,972
	Alibaba Group Holding Ltd.	3.150%	2/9/51	3,850	3,667
	Alibaba Group Holding Ltd.	4.400%	12/6/57	2,535	2,995
	Alibaba Group Holding Ltd.	3.250%	2/9/61	1,000	952
	Amazon.com Inc.	4.800%	12/5/34	2,506	3,249
	Amazon.com Inc.	3.875%	8/22/37	7,916	9,327
	Amazon.com Inc.	4.950%	12/5/44	3,194	4,307
	Amazon.com Inc.	4.050%	8/22/47	12,384	14,801
	Amazon.com Inc.	2.500%	6/3/50	2,330	2,148
	Amazon.com Inc.	4.250%	8/22/57	5,545	6,933
	Amazon.com Inc.	2.700%	6/3/60	3,601	3,324
[3]	American University	3.672%	4/1/49	1,311	1,473
	Aptiv plc	4.400%	10/1/46	315	341
	Aptiv plc	5.400%	3/15/49	405	508
	BorgWarner Inc.	4.375%	3/15/45	778	861
[3]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	1,230	1,292
[3]	California Endowment	2.498%	4/1/51	865	838
	California Institute of Technology	4.321%	8/1/45	695	876
	California Institute of Technology	4.700%	11/1/11	1,113	1,441
	California Institute of Technology	3.650%	9/1/19	1,495	1,590

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland Clinic Foundation	4.858%	1/1/14	503	659
	Darden Restaurants Inc.	4.550%	2/15/48	700	763
[3]	Duke University	2.682%	10/1/44	990	987
[3]	Duke University	2.832%	10/1/55	2,510	2,556
	eBay Inc.	4.000%	7/15/42	2,642	2,950
[3]	Emory University	2.969%	9/1/50	1,237	1,304
[3]	Ford Foundation	2.815%	6/1/70	2,225	2,129
	General Motors Co.	5.000%	4/1/35	1,563	1,863
	General Motors Co.	6.600%	4/1/36	3,912	5,314
	General Motors Co.	5.150%	4/1/38	2,544	3,036
	General Motors Co.	6.250%	10/2/43	2,883	3,885
	General Motors Co.	5.200%	4/1/45	3,560	4,251
	General Motors Co.	6.750%	4/1/46	2,610	3,624
	General Motors Co.	5.400%	4/1/48	2,801	3,411
	General Motors Co.	5.950%	4/1/49	2,450	3,233
[3]	George Washington University	4.300%	9/15/44	455	549
	George Washington University	4.868%	9/15/45	395	523
[3]	George Washington University	4.126%	9/15/48	2,346	2,814
[3]	Georgetown University	4.315%	4/1/49	872	1,067
[3]	Georgetown University	2.943%	4/1/50	535	526
[3]	Georgetown University	5.215%	10/1/18	926	1,223
	Harley-Davidson Inc.	4.625%	7/28/45	733	792
	Hasbro Inc.	6.350%	3/15/40	928	1,214
	Hasbro Inc.	5.100%	5/15/44	668	761
	Home Depot Inc.	1.375%	3/15/31	3,000	2,840
	Home Depot Inc.	5.875%	12/16/36	5,935	8,559
	Home Depot Inc.	3.300%	4/15/40	2,266	2,461
	Home Depot Inc.	5.400%	9/15/40	2,110	2,859
	Home Depot Inc.	5.950%	4/1/41	2,990	4,295
	Home Depot Inc.	4.200%	4/1/43	1,457	1,753
	Home Depot Inc.	4.875%	2/15/44	3,970	5,166
	Home Depot Inc.	4.400%	3/15/45	2,045	2,513
	Home Depot Inc.	4.250%	4/1/46	5,322	6,466
	Home Depot Inc.	3.900%	6/15/47	3,971	4,570
	Home Depot Inc.	4.500%	12/6/48	4,054	5,118
	Home Depot Inc.	3.125%	12/15/49	3,995	4,097
	Home Depot Inc.	3.350%	4/15/50	2,372	2,525
	Home Depot Inc.	2.375%	3/15/51	3,275	2,921
	Home Depot Inc.	3.500%	9/15/56	2,219	2,422
	JD.com Inc.	4.125%	1/14/50	820	841
[3]	Johns Hopkins University	4.083%	7/1/53	1,024	1,266
[3]	Johns Hopkins University	2.813%	1/1/60	765	759
	Kohl's Corp.	5.550%	7/17/45	1,085	1,230
	Lear Corp.	5.250%	5/15/49	1,545	1,886
	Leland Stanford Junior University	3.647%	5/1/48	1,959	2,324
	Leland Stanford Junior University	2.413%	6/1/50	1,069	1,033
	Lowe's Cos. Inc.	5.500%	10/15/35	600	791
	Lowe's Cos. Inc.	5.000%	4/15/40	2,784	3,530
	Lowe's Cos. Inc.	4.250%	9/15/44	447	498
	Lowe's Cos. Inc.	4.375%	9/15/45	125	148
	Lowe's Cos. Inc.	3.700%	4/15/46	1,705	1,856
	Lowe's Cos. Inc.	4.050%	5/3/47	3,664	4,167
	Lowe's Cos. Inc.	4.550%	4/5/49	2,850	3,489
	Lowe's Cos. Inc.	5.125%	4/15/50	749	1,015
	Lowe's Cos. Inc.	3.000%	10/15/50	5,280	5,053
[3]	Marriott International Inc.	3.500%	10/15/32	1,809	1,915
	Masco Corp.	4.500%	5/15/47	1,228	1,464
[1]	Masco Corp.	3.125%	2/15/51	500	492
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	935	1,135
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	1,452	1,561
	Massachusetts Institute of Technology	5.600%	7/1/11	1,001	1,611

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Institute of Technology	4.678%	7/1/14	1,315	1,819
	Massachusetts Institute of Technology	3.885%	7/1/16	1,370	1,594
[3]	McDonald's Corp.	4.700%	12/9/35	3,900	4,806
[3]	McDonald's Corp.	6.300%	10/15/37	2,159	3,064
[3]	McDonald's Corp.	6.300%	3/1/38	710	1,012
[3]	McDonald's Corp.	5.700%	2/1/39	695	942
[3]	McDonald's Corp.	4.875%	7/15/40	505	634
[3]	McDonald's Corp.	3.700%	2/15/42	2,282	2,485
[3]	McDonald's Corp.	3.625%	5/1/43	2,125	2,292
[3]	McDonald's Corp.	4.600%	5/26/45	771	937
[3]	McDonald's Corp.	4.875%	12/9/45	1,317	1,670
[3]	McDonald's Corp.	4.450%	3/1/47	3,125	3,744
[3]	McDonald's Corp.	4.450%	9/1/48	2,266	2,733
[3]	McDonald's Corp.	3.625%	9/1/49	6,214	6,699
[3]	McDonald's Corp.	4.200%	4/1/50	2,228	2,613
	NIKE Inc.	3.250%	3/27/40	2,415	2,617
	NIKE Inc.	3.625%	5/1/43	739	828
	NIKE Inc.	3.875%	11/1/45	1,757	2,051
	NIKE Inc.	3.375%	11/1/46	441	479
	NIKE Inc.	3.375%	3/27/50	4,865	5,316
[3]	Northeastern University	2.894%	10/1/50	750	734
[3]	Northwestern University	4.643%	12/1/44	875	1,158
[3]	Northwestern University	2.640%	12/1/50	870	870
[3]	Northwestern University	3.662%	12/1/57	1,252	1,514
	O'Reilly Automotive Inc.	1.750%	3/15/31	1,125	1,076
	Owens Corning	7.000%	12/1/36	672	940
	Owens Corning	4.300%	7/15/47	2,008	2,274
	Owens Corning	4.400%	1/30/48	753	857
	President & Fellows of Harvard College	4.875%	10/15/40	548	742
	President & Fellows of Harvard College	3.150%	7/15/46	1,341	1,466
	President & Fellows of Harvard College	2.517%	10/15/50	1,110	1,097
	PulteGroup Inc.	7.875%	6/15/32	500	716
	PulteGroup Inc.	6.375%	5/15/33	1,350	1,775
	PulteGroup Inc.	6.000%	2/15/35	500	650
[3]	Rockefeller Foundation	2.492%	10/1/50	1,810	1,743
	Ross Stores Inc.	1.875%	4/15/31	1,200	1,155
	Snap-on Inc.	4.100%	3/1/48	285	342
	Snap-on Inc.	3.100%	5/1/50	2,090	2,169
	Stanley Black & Decker Inc.	5.200%	9/1/40	820	1,073
	Stanley Black & Decker Inc.	4.850%	11/15/48	1,225	1,598
	Stanley Black & Decker Inc.	2.750%	11/15/50	2,875	2,730
	Starbucks Corp.	4.300%	6/15/45	927	1,065
	Starbucks Corp.	3.750%	12/1/47	1,434	1,549
	Starbucks Corp.	4.500%	11/15/48	2,525	3,045
	Starbucks Corp.	4.450%	8/15/49	2,131	2,573
	Starbucks Corp.	3.350%	3/12/50	1,065	1,079
	Starbucks Corp.	3.500%	11/15/50	2,525	2,628
	TJX Cos. Inc.	1.600%	5/15/31	1,100	1,061
	TJX Cos. Inc.	4.500%	4/15/50	1,750	2,254
[3]	Trustees of Boston College	3.129%	7/1/52	752	796
[3]	Trustees of Boston University	4.061%	10/1/48	720	865
	Trustees of Princeton University	5.700%	3/1/39	1,260	1,838
[3]	Trustees of Princeton University	2.516%	7/1/50	1,215	1,187
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	1,080	1,028
	Trustees of the University of Pennsylvania	4.674%	9/1/12	600	794
	Trustees of the University of Pennsylvania	3.610%	2/15/19	730	781
[3]	University of Chicago	2.761%	4/1/45	575	574
[3]	University of Chicago	2.547%	4/1/50	940	904
[3]	University of Chicago	4.003%	10/1/53	1,090	1,330
[3]	University of Notre Dame du Lac	3.438%	2/15/45	1,353	1,566
[3]	University of Notre Dame du Lac	3.394%	2/15/48	734	832

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	University of Southern California	3.028%	10/1/39	2,207	2,272
[3]	University of Southern California	3.841%	10/1/47	605	719
	University of Southern California	2.805%	10/1/50	415	419
	University of Southern California	5.250%	10/1/11	863	1,264
[3]	University of Southern California	3.226%	10/1/20	1,210	1,148
	Whirlpool Corp.	4.500%	6/1/46	1,029	1,190
	Whirlpool Corp.	4.600%	5/15/50	1,230	1,468
[3]	William Marsh Rice University	3.574%	5/15/45	1,332	1,558
[3]	William Marsh Rice University	3.774%	5/15/55	383	467
[3]	Yale University	2.402%	4/15/50	1,360	1,287
					329,100
Consumer Staples (8.17%)
	Altria Group Inc.	2.450%	2/4/32	5,000	4,859
	Altria Group Inc.	5.800%	2/14/39	3,170	3,919
	Altria Group Inc.	3.400%	2/4/41	4,000	3,762
	Altria Group Inc.	4.250%	8/9/42	3,796	3,967
	Altria Group Inc.	4.500%	5/2/43	2,956	3,184
	Altria Group Inc.	5.375%	1/31/44	2,520	3,017
	Altria Group Inc.	3.875%	9/16/46	4,865	4,741
	Altria Group Inc.	5.950%	2/14/49	3,553	4,550
	Altria Group Inc.	4.450%	5/6/50	930	987
	Altria Group Inc.	3.700%	2/4/51	3,000	2,804
	Altria Group Inc.	6.200%	2/14/59	710	919
	Altria Group Inc.	4.000%	2/4/61	4,000	3,755
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	11,275	13,584
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	18,766	22,623
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	3,694	4,451
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	4,434	4,809
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,427	3,982
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	6,091	7,322
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,675	2,215
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,862	5,673
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,737	4,488
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	4,304	5,541
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	3,057	4,964
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	2,605	3,042
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,210	1,495
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	5,296	5,625
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	5,530	6,412
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	5,990	6,805
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	9,655	12,558
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	6,266	7,246
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	2,502	2,973
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	1,684	2,332
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	3,302	3,798
	Archer-Daniels-Midland Co.	5.935%	10/1/32	590	812
	Archer-Daniels-Midland Co.	5.375%	9/15/35	316	432
	Archer-Daniels-Midland Co.	3.750%	9/15/47	2,037	2,382
	Archer-Daniels-Midland Co.	4.500%	3/15/49	2,473	3,247
	BAT Capital Corp.	2.726%	3/25/31	3,179	3,136
	BAT Capital Corp.	4.390%	8/15/37	2,330	2,488
	BAT Capital Corp.	3.734%	9/25/40	2,010	1,947
	BAT Capital Corp.	4.540%	8/15/47	5,770	5,906
	BAT Capital Corp.	4.758%	9/6/49	3,785	3,965
	BAT Capital Corp.	5.282%	4/2/50	1,542	1,748
	BAT Capital Corp.	3.984%	9/25/50	2,626	2,483
	Brown-Forman Corp.	4.000%	4/15/38	1,113	1,292
	Brown-Forman Corp.	4.500%	7/15/45	706	892
	Campbell Soup Co.	4.800%	3/15/48	1,771	2,174
	Campbell Soup Co.	3.125%	4/24/50	1,625	1,559
	Church & Dwight Co. Inc.	3.950%	8/1/47	683	775

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	1.375%	3/15/31	1,155	1,101
	Coca-Cola Co.	2.500%	6/1/40	1,855	1,816
	Coca-Cola Co.	4.200%	3/25/50	852	1,053
	Coca-Cola Co.	2.600%	6/1/50	3,885	3,678
	Coca-Cola Co.	2.500%	3/15/51	5,720	5,286
	Coca-Cola Co.	2.750%	6/1/60	2,590	2,471
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	1,665	1,601
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,657	2,136
[3]	Colgate-Palmolive Co.	4.000%	8/15/45	1,298	1,604
[3]	Colgate-Palmolive Co.	3.700%	8/1/47	1,209	1,433
	Conagra Brands Inc.	5.300%	11/1/38	2,447	3,108
	Conagra Brands Inc.	5.400%	11/1/48	2,304	3,045
	Constellation Brands Inc.	4.500%	5/9/47	1,255	1,494
	Constellation Brands Inc.	4.100%	2/15/48	1,536	1,741
	Constellation Brands Inc.	5.250%	11/15/48	1,463	1,938
	Constellation Brands Inc.	3.750%	5/1/50	3,105	3,384
	Costco Wholesale Corp.	1.750%	4/20/32	1,848	1,806
	Delhaize America LLC	9.000%	4/15/31	310	484
	Diageo Capital plc	2.125%	4/29/32	2,214	2,230
	Diageo Capital plc	5.875%	9/30/36	1,315	1,864
	Diageo Capital plc	3.875%	4/29/43	559	647
	Diageo Investment Corp.	7.450%	4/15/35	957	1,513
	Diageo Investment Corp.	4.250%	5/11/42	980	1,160
	Dollar General Corp.	4.125%	4/3/50	3,062	3,535
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,872	2,622
	Estee Lauder Cos. Inc.	4.375%	6/15/45	283	349
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,173	1,420
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,445	1,517
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	1,342	1,582
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	5,112	5,273
	General Mills Inc.	5.400%	6/15/40	1,000	1,344
	General Mills Inc.	4.700%	4/17/48	100	131
[2,3]	General Mills Inc.	3.000%	2/1/51	4,111	3,983
	Hershey Co.	3.375%	8/15/46	1,833	1,966
	Hershey Co.	3.125%	11/15/49	551	578
	Ingredion Inc.	3.900%	6/1/50	630	692
	J M Smucker Co.	4.250%	3/15/35	1,934	2,255
	J M Smucker Co.	4.375%	3/15/45	1,061	1,231
	J M Smucker Co.	3.550%	3/15/50	966	1,007
[3]	Kellogg Co.	7.450%	4/1/31	1,167	1,720
	Kellogg Co.	4.500%	4/1/46	1,736	2,109
	Keurig Dr Pepper Inc.	4.985%	5/25/38	1,247	1,577
	Keurig Dr Pepper Inc.	4.500%	11/15/45	788	936
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,634	1,928
	Keurig Dr Pepper Inc.	5.085%	5/25/48	1,630	2,105
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,550	1,697
	Kimberly-Clark Corp.	6.625%	8/1/37	1,128	1,735
	Kimberly-Clark Corp.	5.300%	3/1/41	538	727
	Kimberly-Clark Corp.	3.200%	7/30/46	1,710	1,828
	Kimberly-Clark Corp.	3.900%	5/4/47	1,470	1,740
	Kimberly-Clark Corp.	2.875%	2/7/50	1,549	1,570
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	677	916
	Kroger Co.	7.500%	4/1/31	718	1,007
	Kroger Co.	6.900%	4/15/38	226	328
	Kroger Co.	5.400%	7/15/40	778	997
	Kroger Co.	5.000%	4/15/42	1,233	1,540
	Kroger Co.	5.150%	8/1/43	566	724
	Kroger Co.	3.875%	10/15/46	2,085	2,278
	Kroger Co.	4.650%	1/15/48	2,856	3,460
	Kroger Co.	5.400%	1/15/49	2,744	3,660
	Kroger Co.	3.950%	1/15/50	2,300	2,557

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
McCormick & Co. Inc.	4.200%	8/15/47	1,140	1,350
Mead Johnson Nutrition Co.	5.900%	11/1/39	770	1,058
Mead Johnson Nutrition Co.	4.600%	6/1/44	1,886	2,333
Molson Coors Beverage Co.	5.000%	5/1/42	2,223	2,671
Molson Coors Beverage Co.	4.200%	7/15/46	5,742	6,156
Mondelez International Inc.	1.500%	2/4/31	1,950	1,832
Mondelez International Inc.	1.875%	10/15/32	1,385	1,330
Mondelez International Inc.	2.625%	9/4/50	2,095	1,877
PepsiCo Inc.	1.400%	2/25/31	2,000	1,914
PepsiCo Inc.	5.500%	1/15/40	1,000	1,401
PepsiCo Inc.	3.500%	3/19/40	2,682	3,012
PepsiCo Inc.	4.875%	11/1/40	1,257	1,645
PepsiCo Inc.	4.000%	3/5/42	1,239	1,462
PepsiCo Inc.	3.600%	8/13/42	4,280	4,777
PepsiCo Inc.	4.250%	10/22/44	1,157	1,410
PepsiCo Inc.	4.600%	7/17/45	1,177	1,498
PepsiCo Inc.	4.450%	4/14/46	1,761	2,224
PepsiCo Inc.	3.450%	10/6/46	1,855	2,026
PepsiCo Inc.	4.000%	5/2/47	1,460	1,724
PepsiCo Inc.	3.375%	7/29/49	4,334	4,698
PepsiCo Inc.	2.875%	10/15/49	1,601	1,602
PepsiCo Inc.	3.625%	3/19/50	3,866	4,367
PepsiCo Inc.	3.875%	3/19/60	2,413	2,876
Philip Morris International Inc.	6.375%	5/16/38	3,156	4,525
Philip Morris International Inc.	4.375%	11/15/41	2,939	3,422
Philip Morris International Inc.	4.500%	3/20/42	1,925	2,280
Philip Morris International Inc.	3.875%	8/21/42	1,877	2,037
Philip Morris International Inc.	4.125%	3/4/43	2,432	2,713
Philip Morris International Inc.	4.875%	11/15/43	1,374	1,695
Philip Morris International Inc.	4.250%	11/10/44	2,298	2,648
Procter & Gamble Co.	5.800%	8/15/34	250	360
Procter & Gamble Co.	5.550%	3/5/37	325	463
Procter & Gamble Co.	3.550%	3/25/40	1,945	2,254
Procter & Gamble Co.	3.500%	10/25/47	1,607	1,886
Procter & Gamble Co.	3.600%	3/25/50	886	1,068
Reynolds American Inc.	5.700%	8/15/35	2,202	2,667
Reynolds American Inc.	7.250%	6/15/37	561	735
Reynolds American Inc.	6.150%	9/15/43	3,567	4,471
Reynolds American Inc.	5.850%	8/15/45	5,998	7,172
Sysco Corp.	5.375%	9/21/35	1,386	1,777
Sysco Corp.	6.600%	4/1/40	2,077	2,949
Sysco Corp.	4.850%	10/1/45	2,134	2,561
Sysco Corp.	4.500%	4/1/46	894	1,023
Sysco Corp.	4.450%	3/15/48	1,270	1,455
Sysco Corp.	3.300%	2/15/50	1,915	1,890
Sysco Corp.	6.600%	4/1/50	3,295	4,884
Target Corp.	6.350%	11/1/32	100	142
Target Corp.	6.500%	10/15/37	607	919
Target Corp.	7.000%	1/15/38	485	768
Target Corp.	4.000%	7/1/42	1,825	2,273
Target Corp.	3.625%	4/15/46	3,273	3,761
Target Corp.	3.900%	11/15/47	2,760	3,323
Tyson Foods Inc.	4.875%	8/15/34	1,687	2,117
Tyson Foods Inc.	5.150%	8/15/44	1,010	1,300
Tyson Foods Inc.	4.550%	6/2/47	2,287	2,795
Tyson Foods Inc.	5.100%	9/28/48	3,623	4,762
Unilever Capital Corp.	5.900%	11/15/32	2,062	2,890
Walgreen Co.	4.400%	9/15/42	1,845	2,046
Walgreens Boots Alliance Inc.	4.500%	11/18/34	1,037	1,198
Walgreens Boots Alliance Inc.	4.800%	11/18/44	3,403	3,881
Walgreens Boots Alliance Inc.	4.650%	6/1/46	860	964

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	2,301	2,425
	Walmart Inc.	5.250%	9/1/35	5,414	7,486
	Walmart Inc.	6.500%	8/15/37	1,648	2,506
	Walmart Inc.	6.200%	4/15/38	1,127	1,672
	Walmart Inc.	3.950%	6/28/38	4,799	5,704
	Walmart Inc.	5.625%	4/1/40	2,143	3,064
	Walmart Inc.	4.875%	7/8/40	100	132
	Walmart Inc.	5.000%	10/25/40	1,473	1,982
	Walmart Inc.	5.625%	4/15/41	3,841	5,523
	Walmart Inc.	4.000%	4/11/43	3,171	3,767
	Walmart Inc.	4.300%	4/22/44	1,021	1,276
	Walmart Inc.	3.625%	12/15/47	3,560	4,087
	Walmart Inc.	4.050%	6/29/48	5,469	6,707
	Walmart Inc.	2.950%	9/24/49	2,704	2,787
					515,292
Energy (8.94%)
	Baker Hughes a GE Co. LLC	4.080%	12/15/47	3,346	3,607
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,855	3,633
	BP Capital Markets America Inc.	3.000%	2/24/50	4,503	4,184
	BP Capital Markets America Inc.	2.772%	11/10/50	3,963	3,484
	BP Capital Markets America Inc.	2.939%	6/4/51	5,700	5,179
	BP Capital Markets America Inc.	3.379%	2/8/61	3,000	2,871
	Burlington Resources LLC	7.200%	8/15/31	1,560	2,254
	Burlington Resources LLC	7.400%	12/1/31	767	1,115
	Burlington Resources LLC	5.950%	10/15/36	598	820
	Canadian Natural Resources Ltd.	7.200%	1/15/32	1,676	2,246
	Canadian Natural Resources Ltd.	6.450%	6/30/33	693	885
	Canadian Natural Resources Ltd.	5.850%	2/1/35	1,790	2,213
	Canadian Natural Resources Ltd.	6.500%	2/15/37	1,331	1,705
	Canadian Natural Resources Ltd.	6.250%	3/15/38	2,930	3,800
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,160	1,537
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	1,850	2,211
	Cenovus Energy Inc.	5.250%	6/15/37	3,570	3,945
	Cenovus Energy Inc.	6.750%	11/15/39	2,458	3,159
	Cenovus Energy Inc.	5.400%	6/15/47	2,900	3,284
	Chevron Corp.	2.978%	5/11/40	1,315	1,344
	Chevron Corp.	3.078%	5/11/50	1,956	1,949
	Chevron USA Inc.	6.000%	3/1/41	1,670	2,376
	Chevron USA Inc.	5.250%	11/15/43	2,816	3,801
	Chevron USA Inc.	5.050%	11/15/44	1,865	2,454
	Chevron USA Inc.	4.950%	8/15/47	1,034	1,341
	Chevron USA Inc.	4.200%	10/15/49	2,765	3,237
	Chevron USA Inc.	2.343%	8/12/50	635	546
	Columbia Pipeline Group Inc.	5.800%	6/1/45	2,085	2,704
	Conoco Funding Co.	7.250%	10/15/31	3,434	4,982
	ConocoPhillips	5.900%	10/15/32	1,406	1,863
	ConocoPhillips	5.900%	5/15/38	2,929	4,060
	ConocoPhillips	6.500%	2/1/39	4,609	6,814
[2,3]	ConocoPhillips	4.875%	10/1/47	3,805	4,769
[2,3]	ConocoPhillips	4.850%	8/15/48	1,110	1,404
	ConocoPhillips Co.	4.300%	11/15/44	1,995	2,373
	Devon Energy Corp.	7.875%	9/30/31	922	1,272
	Devon Energy Corp.	7.950%	4/15/32	1,775	2,467
	Devon Energy Corp.	5.600%	7/15/41	1,824	2,189
	Devon Energy Corp.	4.750%	5/15/42	2,510	2,742
	Devon Energy Corp.	5.000%	6/15/45	1,840	2,088
	Enable Midstream Partners LP	5.000%	5/15/44	833	824
[3]	Enbridge Energy Partners LP	7.500%	4/15/38	877	1,287
	Enbridge Energy Partners LP	5.500%	9/15/40	1,713	2,085
	Enbridge Energy Partners LP	7.375%	10/15/45	1,408	2,036
	Enbridge Inc.	4.500%	6/10/44	790	879

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	5.500%	12/1/46	2,067	2,591
	Enbridge Inc.	4.000%	11/15/49	1,755	1,840
	Energy Transfer Operating LP	4.900%	3/15/35	1,313	1,405
	Energy Transfer Operating LP	6.625%	10/15/36	1,450	1,774
[3]	Energy Transfer Operating LP	5.800%	6/15/38	1,027	1,148
	Energy Transfer Operating LP	7.500%	7/1/38	2,323	3,055
	Energy Transfer Operating LP	6.050%	6/1/41	2,604	2,949
	Energy Transfer Operating LP	6.500%	2/1/42	3,136	3,724
	Energy Transfer Operating LP	5.150%	2/1/43	1,370	1,403
	Energy Transfer Operating LP	5.950%	10/1/43	2,518	2,848
	Energy Transfer Operating LP	5.150%	3/15/45	3,021	3,070
	Energy Transfer Operating LP	6.125%	12/15/45	1,771	1,999
	Energy Transfer Operating LP	5.300%	4/15/47	2,987	3,148
	Energy Transfer Operating LP	6.000%	6/15/48	2,974	3,390
	Energy Transfer Operating LP	6.250%	4/15/49	4,615	5,411
	Energy Transfer Operating LP	5.000%	5/15/50	1,830	1,919
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	1,340	1,828
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	632	860
	Enterprise Products Operating LLC	7.550%	4/15/38	2,318	3,433
	Enterprise Products Operating LLC	6.125%	10/15/39	1,796	2,403
	Enterprise Products Operating LLC	6.450%	9/1/40	1,645	2,275
	Enterprise Products Operating LLC	5.950%	2/1/41	254	334
	Enterprise Products Operating LLC	5.700%	2/15/42	242	310
	Enterprise Products Operating LLC	4.850%	8/15/42	1,846	2,197
	Enterprise Products Operating LLC	4.450%	2/15/43	2,381	2,718
	Enterprise Products Operating LLC	4.850%	3/15/44	4,014	4,722
	Enterprise Products Operating LLC	5.100%	2/15/45	2,859	3,399
	Enterprise Products Operating LLC	4.900%	5/15/46	1,647	1,937
	Enterprise Products Operating LLC	4.250%	2/15/48	2,520	2,736
	Enterprise Products Operating LLC	4.800%	2/1/49	4,046	4,735
	Enterprise Products Operating LLC	4.200%	1/31/50	2,828	3,064
	Enterprise Products Operating LLC	3.700%	1/31/51	1,837	1,845
	Enterprise Products Operating LLC	3.200%	2/15/52	3,391	3,147
	Enterprise Products Operating LLC	4.950%	10/15/54	2,181	2,595
	Enterprise Products Operating LLC	3.950%	1/31/60	3,315	3,363
	EOG Resources Inc.	3.900%	4/1/35	431	472
	EOG Resources Inc.	4.950%	4/15/50	1,765	2,231
	Exxon Mobil Corp.	2.995%	8/16/39	781	786
	Exxon Mobil Corp.	4.227%	3/19/40	2,380	2,741
	Exxon Mobil Corp.	3.567%	3/6/45	4,792	5,009
	Exxon Mobil Corp.	4.114%	3/1/46	5,803	6,584
	Exxon Mobil Corp.	3.095%	8/16/49	2,760	2,651
	Exxon Mobil Corp.	4.327%	3/19/50	9,568	11,242
	Exxon Mobil Corp.	3.452%	4/15/51	7,218	7,431
	Halliburton Co.	4.850%	11/15/35	2,426	2,753
	Halliburton Co.	6.700%	9/15/38	3,533	4,615
	Halliburton Co.	7.450%	9/15/39	660	915
	Halliburton Co.	4.500%	11/15/41	2,858	3,004
	Halliburton Co.	4.750%	8/1/43	2,238	2,414
	Halliburton Co.	5.000%	11/15/45	5,272	6,102
	Hess Corp.	7.300%	8/15/31	1,320	1,693
	Hess Corp.	7.125%	3/15/33	1,960	2,553
	Hess Corp.	6.000%	1/15/40	1,252	1,487
	Hess Corp.	5.600%	2/15/41	2,905	3,446
	Hess Corp.	5.800%	4/1/47	1,388	1,716
	Husky Energy Inc.	6.800%	9/15/37	1,003	1,256
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,166	1,569
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	1,966	2,805
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,576	2,185
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,466	1,833
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,728	2,229

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,417	3,238
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,193	1,559
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,956	2,578
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,859	2,593
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,578	2,066
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	826	1,000
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,245	1,406
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,492	1,643
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,527	1,716
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,045	2,472
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,702	2,018
[3]	Kinder Morgan Inc.	7.800%	8/1/31	1,355	1,910
[3]	Kinder Morgan Inc.	7.750%	1/15/32	2,420	3,469
	Kinder Morgan Inc.	5.300%	12/1/34	1,688	2,035
	Kinder Morgan Inc.	5.550%	6/1/45	1,329	1,624
	Kinder Morgan Inc.	5.050%	2/15/46	2,131	2,434
	Kinder Morgan Inc.	5.200%	3/1/48	510	596
	Kinder Morgan Inc.	3.250%	8/1/50	1,089	993
	Kinder Morgan Inc.	3.600%	2/15/51	2,000	1,916
	Magellan Midstream Partners LP	5.150%	10/15/43	1,225	1,450
	Magellan Midstream Partners LP	4.250%	9/15/46	383	400
	Magellan Midstream Partners LP	4.200%	10/3/47	1,517	1,582
	Magellan Midstream Partners LP	4.850%	2/1/49	385	439
	Magellan Midstream Partners LP	3.950%	3/1/50	2,862	2,934
	Marathon Oil Corp.	6.800%	3/15/32	914	1,158
	Marathon Oil Corp.	6.600%	10/1/37	3,004	3,834
	Marathon Oil Corp.	5.200%	6/1/45	613	706
	Marathon Petroleum Corp.	6.500%	3/1/41	2,982	3,914
	Marathon Petroleum Corp.	4.750%	9/15/44	1,814	2,007
	Marathon Petroleum Corp.	4.500%	4/1/48	1,273	1,373
	Marathon Petroleum Corp.	5.000%	9/15/54	1,800	1,948
	MPLX LP	4.500%	4/15/38	2,878	3,151
	MPLX LP	5.200%	3/1/47	2,520	2,848
	MPLX LP	5.200%	12/1/47	1,623	1,828
	MPLX LP	4.700%	4/15/48	2,759	2,942
	MPLX LP	5.500%	2/15/49	4,803	5,686
	MPLX LP	4.900%	4/15/58	864	931
	NOV Inc.	3.950%	12/1/42	2,815	2,716
	ONEOK Inc.	6.000%	6/15/35	2,185	2,659
	ONEOK Inc.	4.950%	7/13/47	1,869	1,978
	ONEOK Inc.	5.200%	7/15/48	1,848	2,038
	ONEOK Inc.	4.450%	9/1/49	2,034	2,044
	ONEOK Inc.	4.500%	3/15/50	755	773
	ONEOK Inc.	7.150%	1/15/51	730	987
	ONEOK Partners LP	6.650%	10/1/36	715	900
	ONEOK Partners LP	6.850%	10/15/37	2,119	2,674
	ONEOK Partners LP	6.125%	2/1/41	1,812	2,173
	ONEOK Partners LP	6.200%	9/15/43	486	587
	Phillips 66	4.650%	11/15/34	2,073	2,457
	Phillips 66	5.875%	5/1/42	3,180	4,296
	Phillips 66	4.875%	11/15/44	4,495	5,510
	Phillips 66 Partners LP	4.680%	2/15/45	757	808
	Phillips 66 Partners LP	4.900%	10/1/46	1,630	1,794
	Plains All American Pipeline LP	6.650%	1/15/37	2,296	2,759
	Plains All American Pipeline LP	5.150%	6/1/42	1,046	1,077
	Plains All American Pipeline LP	4.300%	1/31/43	1,615	1,506
	Plains All American Pipeline LP	4.700%	6/15/44	1,880	1,834
	Plains All American Pipeline LP	4.900%	2/15/45	1,262	1,280
	Shell International Finance BV	4.125%	5/11/35	5,061	5,879
	Shell International Finance BV	6.375%	12/15/38	2,362	3,448
	Shell International Finance BV	5.500%	3/25/40	3,314	4,479

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	3.625%	8/21/42	3,705	3,999
	Shell International Finance BV	4.550%	8/12/43	3,037	3,687
	Shell International Finance BV	4.375%	5/11/45	5,495	6,490
	Shell International Finance BV	4.000%	5/10/46	7,637	8,627
	Shell International Finance BV	3.750%	9/12/46	3,464	3,783
	Shell International Finance BV	3.125%	11/7/49	2,500	2,463
	Shell International Finance BV	3.250%	4/6/50	6,845	6,888
	Spectra Energy Partners LP	5.950%	9/25/43	1,316	1,655
	Spectra Energy Partners LP	4.500%	3/15/45	1,779	1,975
	Suncor Energy Inc.	7.150%	2/1/32	1,941	2,655
	Suncor Energy Inc.	5.350%	7/15/33	528	637
	Suncor Energy Inc.	5.950%	12/1/34	2,284	2,944
	Suncor Energy Inc.	5.950%	5/15/35	1,092	1,402
	Suncor Energy Inc.	6.800%	5/15/38	2,569	3,509
	Suncor Energy Inc.	6.500%	6/15/38	2,266	3,052
	Suncor Energy Inc.	6.850%	6/1/39	894	1,249
	Suncor Energy Inc.	4.000%	11/15/47	2,690	2,873
	Sunoco Logistics Partners Operations LP	6.100%	2/15/42	1,406	1,575
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,463	1,479
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	751	777
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	1,133	1,209
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	3,553	3,717
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	624	857
	Texas Eastern Transmission LP	7.000%	7/15/32	717	969
	Total Capital International SA	2.986%	6/29/41	1,095	1,093
	Total Capital International SA	3.461%	7/12/49	725	748
	Total Capital International SA	3.127%	5/29/50	8,966	8,764
	Total Capital International SA	3.386%	6/29/60	915	913
	TransCanada PipeLines Ltd.	4.625%	3/1/34	4,020	4,673
	TransCanada PipeLines Ltd.	5.600%	3/31/34	1,525	1,937
	TransCanada PipeLines Ltd.	5.850%	3/15/36	2,022	2,650
	TransCanada PipeLines Ltd.	6.200%	10/15/37	2,504	3,348
	TransCanada PipeLines Ltd.	4.750%	5/15/38	1,505	1,788
	TransCanada PipeLines Ltd.	7.250%	8/15/38	2,509	3,644
	TransCanada PipeLines Ltd.	7.625%	1/15/39	200	305
	TransCanada PipeLines Ltd.	6.100%	6/1/40	2,643	3,521
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,821	2,186
	TransCanada PipeLines Ltd.	4.875%	5/15/48	3,315	3,967
	TransCanada PipeLines Ltd.	5.100%	3/15/49	2,221	2,746
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,320	1,595
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	955	1,059
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,466	1,681
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,353	1,447
	Valero Energy Corp.	7.500%	4/15/32	2,238	3,105
	Valero Energy Corp.	6.625%	6/15/37	2,845	3,728
	Valero Energy Corp.	4.900%	3/15/45	1,663	1,918
[1]	Williams Cos. Inc.	2.600%	3/15/31	3,000	3,000
	Williams Cos. Inc.	8.750%	3/15/32	1,055	1,577
	Williams Cos. Inc.	6.300%	4/15/40	1,094	1,423
	Williams Cos. Inc.	5.800%	11/15/43	781	979
	Williams Cos. Inc.	5.400%	3/4/44	900	1,066
	Williams Cos. Inc.	5.750%	6/24/44	1,626	2,008
	Williams Cos. Inc.	4.900%	1/15/45	2,116	2,386
	Williams Cos. Inc.	5.100%	9/15/45	1,827	2,140
	Williams Cos. Inc.	4.850%	3/1/48	2,790	3,186
					563,420
Financials (14.58%)
	Aflac Inc.	4.000%	10/15/46	538	612
	Aflac Inc.	4.750%	1/15/49	2,839	3,631
	Alleghany Corp.	4.900%	9/15/44	682	817
	Allstate Corp.	5.350%	6/1/33	829	1,090

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allstate Corp.	5.550%	5/9/35	816	1,111
	Allstate Corp.	5.950%	4/1/36	546	783
	Allstate Corp.	4.500%	6/15/43	1,386	1,724
	Allstate Corp.	4.200%	12/15/46	2,150	2,606
	Allstate Corp.	3.850%	8/10/49	1,750	2,029
[3]	Allstate Corp.	6.500%	5/15/57	1,070	1,394
[3]	Ally Financial Inc.	8.000%	11/1/31	4,963	7,072
	Ally Financial Inc.	8.000%	11/1/31	2,943	4,184
	American Express Co.	4.050%	12/3/42	3,218	3,784
	American Financial Group Inc.	4.500%	6/15/47	1,463	1,689
	American International Group Inc.	3.875%	1/15/35	1,713	1,948
	American International Group Inc.	4.700%	7/10/35	3,844	4,701
	American International Group Inc.	6.250%	5/1/36	1,475	2,055
	American International Group Inc.	4.500%	7/16/44	3,722	4,428
	American International Group Inc.	4.800%	7/10/45	1,868	2,304
	American International Group Inc.	4.750%	4/1/48	2,955	3,658
	American International Group Inc.	4.375%	6/30/50	1,790	2,127
	American International Group Inc.	4.375%	1/15/55	3,600	4,233
[3]	American International Group Inc.	8.175%	5/15/58	626	891
	Aon Corp.	6.250%	9/30/40	844	1,194
	Aon plc	4.600%	6/14/44	2,346	2,907
	Aon plc	4.750%	5/15/45	504	633
	Arch Capital Finance LLC	5.031%	12/15/46	1,228	1,545
	Arch Capital Group Ltd.	7.350%	5/1/34	745	1,100
	Arch Capital Group Ltd.	3.635%	6/30/50	2,235	2,341
	Arch Capital Group US Inc.	5.144%	11/1/43	1,398	1,761
	Bank of America Corp.	6.110%	1/29/37	6,437	8,907
[3]	Bank of America Corp.	4.244%	4/24/38	2,534	3,000
	Bank of America Corp.	7.750%	5/14/38	3,578	5,713
[3]	Bank of America Corp.	4.078%	4/23/40	2,977	3,438
[3]	Bank of America Corp.	2.676%	6/19/41	14,184	13,701
[3]	Bank of America Corp.	5.875%	2/7/42	2,044	2,878
[3]	Bank of America Corp.	5.000%	1/21/44	5,909	7,751
[3]	Bank of America Corp.	4.875%	4/1/44	1,737	2,235
[3]	Bank of America Corp.	4.750%	4/21/45	1,921	2,482
[3]	Bank of America Corp.	4.443%	1/20/48	7,725	9,462
[3]	Bank of America Corp.	3.946%	1/23/49	5,684	6,464
[3]	Bank of America Corp.	4.330%	3/15/50	3,543	4,210
[3]	Bank of America Corp.	4.083%	3/20/51	15,670	17,965
[3]	Bank of America Corp.	2.831%	10/24/51	1,355	1,282
[3]	Bank of America NA	6.000%	10/15/36	2,101	3,003
	Barclays plc	5.250%	8/17/45	2,660	3,445
	Barclays plc	4.950%	1/10/47	3,982	5,012
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,170	1,647
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	4,027	4,934
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,966	2,388
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	5,953	7,146
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	2,214	2,662
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	6,075	5,893
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	800	727
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,003	2,498
	Brighthouse Financial Inc.	4.700%	6/22/47	2,203	2,285
	Brookfield Finance Inc.	4.700%	9/20/47	2,083	2,477
	Brookfield Finance Inc.	3.500%	3/30/51	1,315	1,328
	Brookfield Finance LLC	3.450%	4/15/50	1,680	1,647
	Brown & Brown Inc.	2.375%	3/15/31	1,286	1,285
	Charles Schwab Corp.	1.650%	3/11/31	1,000	957
	Chubb Corp.	6.000%	5/11/37	1,766	2,485
[3]	Chubb Corp.	6.500%	5/15/38	2,400	3,632
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,613	2,412
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,987	2,378

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chubb INA Holdings Inc.	4.350%	11/3/45	2,309	2,878
	Cincinnati Financial Corp.	6.125%	11/1/34	749	1,015
	Citigroup Inc.	6.625%	6/15/32	4,484	6,117
	Citigroup Inc.	5.875%	2/22/33	726	943
	Citigroup Inc.	6.000%	10/31/33	2,852	3,809
	Citigroup Inc.	6.125%	8/25/36	650	876
[3]	Citigroup Inc.	3.878%	1/24/39	1,492	1,663
	Citigroup Inc.	8.125%	7/15/39	2,690	4,524
[3]	Citigroup Inc.	5.316%	3/26/41	2,015	2,696
	Citigroup Inc.	5.875%	1/30/42	4,422	6,309
	Citigroup Inc.	6.675%	9/13/43	2,295	3,488
	Citigroup Inc.	5.300%	5/6/44	1,856	2,431
	Citigroup Inc.	4.650%	7/30/45	3,777	4,710
	Citigroup Inc.	4.750%	5/18/46	5,759	7,062
[3]	Citigroup Inc.	4.281%	4/24/48	2,608	3,174
	Citigroup Inc.	4.650%	7/23/48	4,688	5,983
[2,3]	Citizens Financial Group Inc.	2.638%	9/30/32	2,367	2,381
	CME Group Inc.	5.300%	9/15/43	1,061	1,490
	CME Group Inc.	4.150%	6/15/48	1,590	1,953
[3]	Cooperatieve Rabobank UA	5.250%	5/24/41	4,722	6,403
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,585	3,610
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,649	4,845
	Credit Suisse Group AG	4.875%	5/15/45	5,249	6,798
	Credit Suisse USA Inc.	7.125%	7/15/32	1,909	2,848
	Equitable Holdings Inc.	5.000%	4/20/48	4,199	5,232
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,168	1,426
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,900	1,938
	Fidelity National Financial Inc.	2.450%	3/15/31	808	798
	Fifth Third Bancorp	8.250%	3/1/38	2,414	3,987
[3]	First Republic Bank	4.375%	8/1/46	1,173	1,405
[3]	First Republic Bank	4.625%	2/13/47	355	437
	GATX Corp.	1.900%	6/1/31	1,000	958
	GATX Corp.	5.200%	3/15/44	570	725
	GATX Corp.	3.100%	6/1/51	750	716
[2,3]	GE Capital Funding LLC	4.550%	5/15/32	2,790	3,233
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	28,068	32,062
	Global Payments Inc.	4.150%	8/15/49	2,450	2,712
	Goldman Sachs Capital I	6.345%	2/15/34	1,516	2,054
	Goldman Sachs Group Inc.	6.125%	2/15/33	2,383	3,289
	Goldman Sachs Group Inc.	6.450%	5/1/36	3,089	4,332
	Goldman Sachs Group Inc.	6.750%	10/1/37	14,970	21,840
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	2,853	3,301
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	3,564	4,290
	Goldman Sachs Group Inc.	6.250%	2/1/41	8,075	11,933
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	5,746	7,456
	Goldman Sachs Group Inc.	5.150%	5/22/45	6,236	8,231
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,861	2,395
	Hartford Financial Services Group Inc.	5.950%	10/15/36	779	1,060
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,016	1,422
	Hartford Financial Services Group Inc.	4.300%	4/15/43	983	1,146
	Hartford Financial Services Group Inc.	4.400%	3/15/48	1,098	1,318
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,333	1,437
[3]	HSBC Bank USA NA	5.875%	11/1/34	685	908
[3]	HSBC Bank USA NA	5.625%	8/15/35	1,004	1,311
[3]	HSBC Bank USA NA	7.000%	1/15/39	2,001	2,991
[3]	HSBC Holdings plc	7.625%	5/17/32	891	1,271
	HSBC Holdings plc	6.500%	5/2/36	5,269	7,271
	HSBC Holdings plc	6.500%	9/15/37	7,145	10,012
	HSBC Holdings plc	6.800%	6/1/38	3,559	5,135
	HSBC Holdings plc	6.100%	1/14/42	2,256	3,222
	HSBC Holdings plc	5.250%	3/14/44	2,868	3,671

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,496	1,420
	Intercontinental Exchange Inc.	2.650%	9/15/40	4,600	4,348
	Intercontinental Exchange Inc.	4.250%	9/21/48	5,786	6,775
	Intercontinental Exchange Inc.	3.000%	6/15/50	2,721	2,603
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,210	1,149
	Invesco Finance plc	5.375%	11/30/43	533	674
	Jefferies Group LLC	2.750%	10/15/32	2,210	2,246
	Jefferies Group LLC	6.250%	1/15/36	647	864
	Jefferies Group LLC	6.500%	1/20/43	564	737
	JPMorgan Chase & Co.	1.764%	11/19/31	960	921
	JPMorgan Chase & Co.	1.953%	2/4/32	300	293
	JPMorgan Chase & Co.	6.400%	5/15/38	6,505	9,629
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	9,291	10,670
	JPMorgan Chase & Co.	5.500%	10/15/40	4,790	6,646
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	3,093	3,244
	JPMorgan Chase & Co.	5.600%	7/15/41	1,256	1,774
	JPMorgan Chase & Co.	2.525%	11/19/41	1,575	1,509
	JPMorgan Chase & Co.	5.400%	1/6/42	3,297	4,555
	JPMorgan Chase & Co.	5.625%	8/16/43	3,547	5,034
	JPMorgan Chase & Co.	4.850%	2/1/44	4,384	5,746
	JPMorgan Chase & Co.	4.950%	6/1/45	2,479	3,285
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	6,453	7,857
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	4,255	4,975
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	6,888	7,985
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	2,911	3,348
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	7,978	8,042
	Legg Mason Inc.	5.625%	1/15/44	1,285	1,765
	Lincoln National Corp.	6.300%	10/9/37	1,297	1,747
	Lincoln National Corp.	7.000%	6/15/40	1,353	1,970
	Lincoln National Corp.	4.350%	3/1/48	656	765
	Lloyds Banking Group plc	5.300%	12/1/45	1,978	2,573
	Lloyds Banking Group plc	4.344%	1/9/48	3,422	3,992
	Loews Corp.	4.125%	5/15/43	2,086	2,347
	Manulife Financial Corp.	5.375%	3/4/46	1,585	2,171
	Markel Corp.	5.000%	4/5/46	945	1,207
	Markel Corp.	4.300%	11/1/47	465	541
	Markel Corp.	5.000%	5/20/49	2,165	2,763
	Markel Corp.	4.150%	9/17/50	1,152	1,319
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,638	2,222
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,901	3,632
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,593	1,935
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	295	352
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,405	1,843
	Mastercard Inc.	3.800%	11/21/46	964	1,109
	Mastercard Inc.	3.950%	2/26/48	2,369	2,801
	Mastercard Inc.	3.650%	6/1/49	2,084	2,354
	Mastercard Inc.	3.850%	3/26/50	3,335	3,877
	MetLife Inc.	6.500%	12/15/32	1,454	2,092
	MetLife Inc.	6.375%	6/15/34	875	1,267
	MetLife Inc.	5.700%	6/15/35	2,751	3,836
[3]	MetLife Inc.	6.400%	12/15/36	2,418	3,047
[3]	MetLife Inc.	10.750%	8/1/39	776	1,315
	MetLife Inc.	5.875%	2/6/41	3,386	4,809
	MetLife Inc.	4.125%	8/13/42	2,285	2,680
	MetLife Inc.	4.875%	11/13/43	2,518	3,309
	MetLife Inc.	4.721%	12/15/44	1,522	1,939
	MetLife Inc.	4.050%	3/1/45	2,111	2,499
	MetLife Inc.	4.600%	5/13/46	1,419	1,802
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	1,025	1,213
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	865	1,008
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,392	3,767

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	2.172%	5/22/32	1,000	986
	Morgan Stanley	7.250%	4/1/32	3,915	5,710
[3]	Morgan Stanley	1.928%	4/28/32	2,900	2,812
[3]	Morgan Stanley	3.971%	7/22/38	6,723	7,783
[3]	Morgan Stanley	4.457%	4/22/39	3,750	4,558
	Morgan Stanley	6.375%	7/24/42	2,187	3,331
	Morgan Stanley	4.300%	1/27/45	3,319	4,083
	Morgan Stanley	4.375%	1/22/47	7,816	9,720
[3]	Morgan Stanley	5.597%	3/24/51	6,109	8,885
[3]	Morgan Stanley	2.802%	1/25/52	6,550	6,183
	Nasdaq Inc.	2.500%	12/21/40	2,045	1,873
	Nasdaq Inc.	3.250%	4/28/50	1,507	1,491
[3]	Nationwide Financial Services Inc.	6.750%	5/15/37	793	949
	PayPal Holdings Inc.	3.250%	6/1/50	1,155	1,200
	Principal Financial Group Inc.	6.050%	10/15/36	440	600
	Principal Financial Group Inc.	4.625%	9/15/42	1,232	1,466
	Principal Financial Group Inc.	4.350%	5/15/43	1,574	1,821
	Principal Financial Group Inc.	4.300%	11/15/46	850	988
	Progressive Corp.	6.250%	12/1/32	1,739	2,421
	Progressive Corp.	4.350%	4/25/44	1,030	1,266
	Progressive Corp.	3.700%	1/26/45	810	913
	Progressive Corp.	4.125%	4/15/47	1,358	1,637
	Progressive Corp.	4.200%	3/15/48	2,423	2,961
	Progressive Corp.	3.950%	3/26/50	1,490	1,787
[3]	Prudential Financial Inc.	5.750%	7/15/33	909	1,219
[3]	Prudential Financial Inc.	5.700%	12/14/36	410	566
[3]	Prudential Financial Inc.	6.625%	12/1/37	1,233	1,787
[3]	Prudential Financial Inc.	3.000%	3/10/40	795	811
[3]	Prudential Financial Inc.	6.625%	6/21/40	710	1,040
[3]	Prudential Financial Inc.	6.200%	11/15/40	545	732
[3]	Prudential Financial Inc.	5.100%	8/15/43	516	603
[3]	Prudential Financial Inc.	4.600%	5/15/44	2,254	2,758
	Prudential Financial Inc.	3.905%	12/7/47	3,380	3,792
[3]	Prudential Financial Inc.	4.418%	3/27/48	1,900	2,284
	Prudential Financial Inc.	3.935%	12/7/49	2,836	3,235
[3]	Prudential Financial Inc.	4.350%	2/25/50	2,620	3,138
[3]	Prudential Financial Inc.	3.700%	3/13/51	1,010	1,106
	Raymond James Financial Inc.	4.950%	7/15/46	3,842	4,889
[3]	Regions Bank	6.450%	6/26/37	805	1,098
	Regions Financial Corp.	7.375%	12/10/37	640	942
	Selective Insurance Group Inc.	5.375%	3/1/49	595	704
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,300	1,183
	Transatlantic Holdings Inc.	8.000%	11/30/39	953	1,439
	Travelers Cos. Inc.	6.750%	6/20/36	1,275	1,910
[3]	Travelers Cos. Inc.	6.250%	6/15/37	1,998	2,842
	Travelers Cos. Inc.	5.350%	11/1/40	1,290	1,735
	Travelers Cos. Inc.	4.600%	8/1/43	1,298	1,636
	Travelers Cos. Inc.	4.300%	8/25/45	1,733	2,109
	Travelers Cos. Inc.	3.750%	5/15/46	983	1,117
	Travelers Cos. Inc.	4.000%	5/30/47	1,071	1,269
	Travelers Cos. Inc.	4.050%	3/7/48	2,346	2,802
	Travelers Cos. Inc.	4.100%	3/4/49	734	885
	Travelers Cos. Inc.	2.550%	4/27/50	685	638
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,070	1,519
	Unum Group	5.750%	8/15/42	966	1,159
	Unum Group	4.500%	12/15/49	1,498	1,519
	Visa Inc.	4.150%	12/14/35	5,404	6,646
	Visa Inc.	2.700%	4/15/40	1,560	1,575
	Visa Inc.	4.300%	12/14/45	9,249	11,563
	Visa Inc.	3.650%	9/15/47	1,916	2,189
	Visa Inc.	2.000%	8/15/50	2,382	1,997

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Voya Financial Inc.	5.700%	7/15/43	577	747
	Voya Financial Inc.	4.800%	6/15/46	1,217	1,482
	W R Berkley Corp.	4.750%	8/1/44	1,342	1,627
	W R Berkley Corp.	4.000%	5/12/50	640	711
	Wachovia Corp.	7.500%	4/15/35	615	860
	Wachovia Corp.	5.500%	8/1/35	2,553	3,299
[3]	Wells Fargo & Co.	5.950%	12/15/36	708	961
[3]	Wells Fargo & Co.	3.068%	4/30/41	10,070	10,328
	Wells Fargo & Co.	5.375%	11/2/43	4,959	6,407
	Wells Fargo & Co.	5.606%	1/15/44	7,862	10,513
[3]	Wells Fargo & Co.	4.650%	11/4/44	6,839	8,173
	Wells Fargo & Co.	3.900%	5/1/45	3,735	4,307
[3]	Wells Fargo & Co.	4.900%	11/17/45	6,150	7,554
[3]	Wells Fargo & Co.	4.400%	6/14/46	6,147	7,200
[3]	Wells Fargo & Co.	4.750%	12/7/46	4,119	5,075
[3]	Wells Fargo & Co.	5.013%	4/4/51	9,969	13,174
	Wells Fargo Bank NA	5.950%	8/26/36	1,770	2,404
[3]	Wells Fargo Bank NA	5.850%	2/1/37	1,888	2,574
[3]	Wells Fargo Bank NA	6.600%	1/15/38	2,960	4,294
[1]	Western Union Co.	2.750%	3/15/31	500	496
	Western Union Co.	6.200%	11/17/36	1,137	1,434
	Westpac Banking Corp.	4.421%	7/24/39	2,871	3,374
	Westpac Banking Corp.	2.963%	11/16/40	2,818	2,758
	Willis North America Inc.	5.050%	9/15/48	1,310	1,689
	Willis North America Inc.	3.875%	9/15/49	1,537	1,724
	XLIT Ltd.	5.250%	12/15/43	612	831
	XLIT Ltd.	5.500%	3/31/45	1,360	1,794
					918,859
Health Care (14.27%)
	Abbott Laboratories	4.750%	11/30/36	2,980	3,872
	Abbott Laboratories	6.150%	11/30/37	3,021	4,488
	Abbott Laboratories	6.000%	4/1/39	2,064	3,013
	Abbott Laboratories	5.300%	5/27/40	1,803	2,465
	Abbott Laboratories	4.750%	4/15/43	2,851	3,756
	Abbott Laboratories	4.900%	11/30/46	4,548	6,148
	AbbVie Inc.	4.550%	3/15/35	6,656	8,034
	AbbVie Inc.	4.500%	5/14/35	7,039	8,440
	AbbVie Inc.	4.300%	5/14/36	4,285	5,046
	AbbVie Inc.	4.050%	11/21/39	6,721	7,719
	AbbVie Inc.	4.625%	10/1/42	1,955	2,327
	AbbVie Inc.	4.400%	11/6/42	3,811	4,544
	AbbVie Inc.	4.850%	6/15/44	1,166	1,450
	AbbVie Inc.	4.750%	3/15/45	4,562	5,537
	AbbVie Inc.	4.700%	5/14/45	2,455	2,958
	AbbVie Inc.	4.450%	5/14/46	5,211	6,134
	AbbVie Inc.	4.875%	11/14/48	6,240	7,863
	AbbVie Inc.	4.250%	11/21/49	16,703	19,371
	Adventist Health System	3.630%	3/1/49	855	923
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	724	880
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	600	633
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	1,723	1,709
	Aetna Inc.	6.625%	6/15/36	1,526	2,200
	Aetna Inc.	6.750%	12/15/37	281	405
	Aetna Inc.	4.500%	5/15/42	897	1,040
	Aetna Inc.	4.125%	11/15/42	2,398	2,684
	Aetna Inc.	4.750%	3/15/44	1,398	1,685
	Aetna Inc.	3.875%	8/15/47	4,219	4,568
	AHS Hospital Corp.	5.024%	7/1/45	948	1,255
[3]	AHS Hospital Corp.	2.780%	7/1/51	1,900	1,825
[3]	Allina Health System	3.887%	4/15/49	747	829
	AmerisourceBergen Corp.	4.250%	3/1/45	1,345	1,512

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AmerisourceBergen Corp.	4.300%	12/15/47	1,636	1,865
	Amgen Inc.	6.400%	2/1/39	350	496
	Amgen Inc.	3.150%	2/21/40	2,745	2,821
	Amgen Inc.	5.750%	3/15/40	250	337
	Amgen Inc.	4.950%	10/1/41	3,006	3,861
	Amgen Inc.	5.150%	11/15/41	3,082	4,027
	Amgen Inc.	5.650%	6/15/42	400	537
	Amgen Inc.	4.400%	5/1/45	7,055	8,402
	Amgen Inc.	4.563%	6/15/48	4,282	5,217
	Amgen Inc.	3.375%	2/21/50	5,888	6,041
	Amgen Inc.	4.663%	6/15/51	6,460	8,153
[2,3]	Amgen Inc.	2.770%	9/1/53	3,765	3,423
	Anthem Inc.	5.950%	12/15/34	1,121	1,532
	Anthem Inc.	5.850%	1/15/36	1,000	1,326
	Anthem Inc.	6.375%	6/15/37	305	414
	Anthem Inc.	4.625%	5/15/42	3,717	4,565
	Anthem Inc.	4.650%	1/15/43	2,511	3,085
	Anthem Inc.	5.100%	1/15/44	1,548	1,990
	Anthem Inc.	4.650%	8/15/44	2,476	3,025
	Anthem Inc.	4.375%	12/1/47	2,824	3,365
	Anthem Inc.	4.550%	3/1/48	1,965	2,408
	Anthem Inc.	3.700%	9/15/49	2,323	2,508
	Anthem Inc.	3.125%	5/15/50	3,051	3,015
[3]	Ascension Health	3.106%	11/15/39	720	780
	Ascension Health	3.945%	11/15/46	3,337	3,992
[3]	Ascension Health	4.847%	11/15/53	745	1,025
	AstraZeneca plc	6.450%	9/15/37	4,088	5,979
	AstraZeneca plc	4.000%	9/18/42	5,010	5,684
	AstraZeneca plc	4.375%	11/16/45	1,769	2,144
	AstraZeneca plc	4.375%	8/17/48	3,737	4,456
	AstraZeneca plc	2.125%	8/6/50	965	802
[3]	Banner Health	3.181%	1/1/50	530	538
	Banner Health	2.913%	1/1/51	875	852
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,410	1,462
	Baxalta Inc.	5.250%	6/23/45	1,886	2,450
[2,3]	Baxter International Inc.	1.730%	4/1/31	2,165	2,066
	Baxter International Inc.	3.500%	8/15/46	698	760
[3]	BayCare Health System Inc.	3.831%	11/15/50	1,038	1,190
	Baylor Scott & White Holdings	4.185%	11/15/45	966	1,155
	Baylor Scott & White Holdings	3.967%	11/15/46	833	960
[3]	Baylor Scott & White Holdings	2.839%	11/15/50	2,500	2,458
	Becton Dickinson & Co.	4.685%	12/15/44	824	1,026
	Becton Dickinson & Co.	4.669%	6/6/47	5,425	6,704
	Becton Dickinson & Co.	3.794%	5/20/50	2,130	2,352
	Biogen Inc.	3.150%	5/1/50	5,040	4,759
[2,3]	Biogen Inc.	3.250%	2/15/51	4,755	4,607
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	750	748
[3]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	750	742
	Boston Scientific Corp.	7.000%	11/15/35	600	863
	Boston Scientific Corp.	4.550%	3/1/39	2,329	2,815
	Boston Scientific Corp.	7.375%	1/15/40	735	1,127
	Boston Scientific Corp.	4.700%	3/1/49	2,892	3,613
	Bristol-Myers Squibb Co.	4.125%	6/15/39	2,256	2,709
	Bristol-Myers Squibb Co.	2.350%	11/13/40	1,955	1,854
	Bristol-Myers Squibb Co.	3.250%	8/1/42	3,480	3,699
	Bristol-Myers Squibb Co.	4.500%	3/1/44	1,550	1,973
	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,796	3,572
	Bristol-Myers Squibb Co.	5.000%	8/15/45	4,492	6,013
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,975	4,861
	Bristol-Myers Squibb Co.	4.550%	2/20/48	4,978	6,365
	Bristol-Myers Squibb Co.	4.250%	10/26/49	9,521	11,574

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	2.550%	11/13/50	2,410	2,251
	Cardinal Health Inc.	4.600%	3/15/43	699	780
	Cardinal Health Inc.	4.500%	11/15/44	694	758
	Cardinal Health Inc.	4.900%	9/15/45	1,105	1,287
	Cardinal Health Inc.	4.368%	6/15/47	611	663
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	675	660
	Children's Health System of Texas	2.511%	8/15/50	1,127	1,026
[3]	Children's Hospital	2.928%	7/15/50	700	651
[3]	Children's Hospital Corp.	4.115%	1/1/47	305	364
[3]	Children's Hospital Corp.	2.585%	2/1/50	1,415	1,298
	Children's Hospital Medical Center	4.268%	5/15/44	650	787
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,200	1,147
	Cigna Corp.	4.800%	8/15/38	6,979	8,608
	Cigna Corp.	3.200%	3/15/40	1,903	1,967
[3]	Cigna Corp.	6.125%	11/15/41	608	846
[3]	Cigna Corp.	4.800%	7/15/46	4,925	6,155
[3]	Cigna Corp.	3.875%	10/15/47	3,958	4,314
	Cigna Corp.	4.900%	12/15/48	4,633	5,835
	Cigna Corp.	3.400%	3/15/50	4,613	4,702
[3]	City of Hope	5.623%	11/15/43	287	391
[3]	City of Hope	4.378%	8/15/48	1,395	1,662
[3]	CommonSpirit Health	4.350%	11/1/42	2,172	2,450
	CommonSpirit Health	3.817%	10/1/49	2,790	3,038
	CommonSpirit Health	4.187%	10/1/49	2,171	2,397
	CommonSpirit Health	3.910%	10/1/50	1,190	1,238
[3]	Community Health Network Inc.	3.099%	5/1/50	1,100	1,061
[3]	Cottage Health Obligated Group	3.304%	11/1/49	1,229	1,297
	CVS Health Corp.	1.875%	2/28/31	2,500	2,407
	CVS Health Corp.	4.875%	7/20/35	3,287	4,027
	CVS Health Corp.	4.780%	3/25/38	8,036	9,791
	CVS Health Corp.	6.125%	9/15/39	1,101	1,502
	CVS Health Corp.	4.125%	4/1/40	4,394	5,009
	CVS Health Corp.	2.700%	8/21/40	2,946	2,788
	CVS Health Corp.	5.300%	12/5/43	4,255	5,427
	CVS Health Corp.	5.125%	7/20/45	9,179	11,600
	CVS Health Corp.	5.050%	3/25/48	17,737	22,443
	CVS Health Corp.	4.250%	4/1/50	3,010	3,488
	Danaher Corp.	4.375%	9/15/45	2,340	2,849
	Danaher Corp.	2.600%	10/1/50	2,980	2,745
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/48	593	645
	DH Europe Finance II Sarl	3.250%	11/15/39	2,482	2,598
	DH Europe Finance II Sarl	3.400%	11/15/49	775	822
	Dignity Health	4.500%	11/1/42	650	714
	Dignity Health	5.267%	11/1/64	904	1,149
[3]	Duke University Health System Inc.	3.920%	6/1/47	1,528	1,783
	Eli Lilly & Co.	3.875%	3/15/39	150	175
	Eli Lilly & Co.	3.950%	5/15/47	250	289
	Eli Lilly & Co.	3.950%	3/15/49	5,613	6,565
	Eli Lilly & Co.	2.250%	5/15/50	1,795	1,567
	Eli Lilly & Co.	4.150%	3/15/59	3,650	4,449
	Eli Lilly & Co.	2.500%	9/15/60	2,925	2,571
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	825	929
	Gilead Sciences Inc.	4.600%	9/1/35	3,733	4,568
	Gilead Sciences Inc.	4.000%	9/1/36	2,335	2,684
	Gilead Sciences Inc.	2.600%	10/1/40	1,855	1,763
	Gilead Sciences Inc.	5.650%	12/1/41	2,340	3,167
	Gilead Sciences Inc.	4.800%	4/1/44	6,486	7,986
	Gilead Sciences Inc.	4.500%	2/1/45	3,509	4,175
	Gilead Sciences Inc.	4.750%	3/1/46	5,873	7,220
	Gilead Sciences Inc.	4.150%	3/1/47	2,303	2,619
	Gilead Sciences Inc.	2.800%	10/1/50	2,525	2,322

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	600	816
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	6,338	9,561
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	984	1,200
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/41	1,185	1,163
	Hackensack Meridian Health Inc.	4.211%	7/1/48	790	941
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,040	1,020
	Hackensack Meridian Health Inc.	4.500%	7/1/57	803	1,021
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	1,115	1,128
	HCA Inc.	5.125%	6/15/39	3,725	4,549
	HCA Inc.	5.500%	6/15/47	4,427	5,561
	HCA Inc.	5.250%	6/15/49	3,565	4,421
	Humana Inc.	4.625%	12/1/42	1,749	2,095
	Humana Inc.	4.950%	10/1/44	909	1,115
	Humana Inc.	4.800%	3/15/47	830	1,029
	Humana Inc.	3.950%	8/15/49	1,030	1,163
	IHC Health Services Inc.	4.131%	5/15/48	926	1,118
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,066	1,274
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,240	1,373
[3]	Iowa Health System	3.665%	2/15/50	455	484
	Johns Hopkins Health System Corp.	3.837%	5/15/46	2,103	2,476
	Johnson & Johnson	4.950%	5/15/33	769	1,004
	Johnson & Johnson	4.375%	12/5/33	3,004	3,745
	Johnson & Johnson	3.550%	3/1/36	2,114	2,462
	Johnson & Johnson	3.625%	3/3/37	5,479	6,387
	Johnson & Johnson	5.950%	8/15/37	1,077	1,568
	Johnson & Johnson	3.400%	1/15/38	4,204	4,705
	Johnson & Johnson	5.850%	7/15/38	1,501	2,180
	Johnson & Johnson	2.100%	9/1/40	2,040	1,903
	Johnson & Johnson	4.500%	9/1/40	717	922
	Johnson & Johnson	4.850%	5/15/41	1,416	1,869
	Johnson & Johnson	4.500%	12/5/43	882	1,138
	Johnson & Johnson	3.700%	3/1/46	4,998	5,751
	Johnson & Johnson	3.750%	3/3/47	2,615	3,048
	Johnson & Johnson	3.500%	1/15/48	1,082	1,210
	Johnson & Johnson	2.250%	9/1/50	3,900	3,514
	Johnson & Johnson	2.450%	9/1/60	2,115	1,898
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,700	2,259
	Kaiser Foundation Hospitals	4.150%	5/1/47	2,953	3,544
[3]	Kaiser Foundation Hospitals	3.266%	11/1/49	2,536	2,649
	Koninklijke Philips NV	6.875%	3/11/38	1,625	2,455
	Koninklijke Philips NV	5.000%	3/15/42	1,304	1,692
	Laboratory Corp. of America Holdings	4.700%	2/1/45	2,385	2,911
[3]	Mass General Brigham Inc.	3.765%	7/1/48	750	842
[3]	Mass General Brigham Inc.	3.192%	7/1/49	1,245	1,281
[3]	Mass General Brigham Inc.	4.117%	7/1/55	505	590
[3]	Mass General Brigham Inc.	3.342%	7/1/60	1,565	1,623
[3]	Mayo Clinic	3.774%	11/15/43	990	1,146
[3]	Mayo Clinic	4.000%	11/15/47	318	377
[3]	Mayo Clinic	4.128%	11/15/52	920	1,159
	McKesson Corp.	6.000%	3/1/41	501	662
	McKesson Corp.	4.883%	3/15/44	365	440
[3]	McLaren Health Care Corp.	4.386%	5/15/48	1,000	1,223
[3]	MedStar Health Inc.	3.626%	8/15/49	720	770
	Medtronic Inc.	4.375%	3/15/35	4,970	6,193
	Medtronic Inc.	4.625%	3/15/45	4,083	5,319
	Memorial Health Services	3.447%	11/1/49	935	987
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	325	431
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	1,630	1,621
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,715	2,118
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	884	1,111
	Merck & Co. Inc.	3.900%	3/7/39	1,923	2,251

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	2.350%	6/24/40	2,897	2,763
	Merck & Co. Inc.	3.600%	9/15/42	2,790	3,142
	Merck & Co. Inc.	4.150%	5/18/43	4,070	4,904
	Merck & Co. Inc.	3.700%	2/10/45	5,194	5,848
	Merck & Co. Inc.	4.000%	3/7/49	5,246	6,255
	Merck & Co. Inc.	2.450%	6/24/50	3,011	2,736
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	499	695
[3]	Methodist Hospital	2.705%	12/1/50	1,335	1,267
[3]	MidMichigan Health	3.409%	6/1/50	845	879
[3]	Montefiore Obligated Group	5.246%	11/1/48	1,300	1,513
	Montefiore Obligated Group	4.287%	9/1/50	860	899
[3]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	745	807
[3]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	600	641
[3]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	1,580	1,598
	MultiCare Health System	2.803%	8/15/50	750	710
	Mylan Inc.	5.400%	11/29/43	2,052	2,514
	Mylan Inc.	5.200%	4/15/48	3,187	3,843
	New York & Presbyterian Hospital	2.256%	8/1/40	1,336	1,231
	New York & Presbyterian Hospital	4.024%	8/1/45	608	729
	New York & Presbyterian Hospital	4.063%	8/1/56	626	771
	New York & Presbyterian Hospital	2.606%	8/1/60	1,175	1,027
[3]	New York & Presbyterian Hospital	3.954%	8/1/19	1,972	2,162
	Northwell Healthcare Inc.	3.979%	11/1/46	1,550	1,683
	Northwell Healthcare Inc.	4.260%	11/1/47	1,925	2,210
	Northwell Healthcare Inc.	3.809%	11/1/49	895	954
	Novartis Capital Corp.	3.700%	9/21/42	1,479	1,689
	Novartis Capital Corp.	4.400%	5/6/44	6,202	7,736
	Novartis Capital Corp.	4.000%	11/20/45	939	1,113
	Novartis Capital Corp.	2.750%	8/14/50	2,893	2,829
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	680	635
[3]	NYU Langone Hospitals	5.750%	7/1/43	895	1,233
	NYU Langone Hospitals	4.784%	7/1/44	802	1,012
[3]	NYU Langone Hospitals	4.368%	7/1/47	498	595
[3]	NYU Langone Hospitals	3.380%	7/1/55	1,852	1,835
[3]	OhioHealth Corp.	3.042%	11/15/50	1,096	1,103
	Orlando Health Obligated Group	4.089%	10/1/48	648	755
	Orlando Health Obligated Group	3.327%	10/1/50	725	761
[3]	PeaceHealth Obligated Group	4.787%	11/15/48	470	613
[3]	PeaceHealth Obligated Group	3.218%	11/15/50	1,525	1,540
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	784	803
	Pfizer Inc.	4.000%	12/15/36	1,824	2,168
	Pfizer Inc.	4.100%	9/15/38	2,715	3,227
	Pfizer Inc.	3.900%	3/15/39	3,112	3,623
	Pfizer Inc.	7.200%	3/15/39	3,371	5,396
	Pfizer Inc.	2.550%	5/28/40	3,393	3,330
	Pfizer Inc.	5.600%	9/15/40	671	928
	Pfizer Inc.	4.300%	6/15/43	2,851	3,453
	Pfizer Inc.	4.400%	5/15/44	4,523	5,607
	Pfizer Inc.	4.125%	12/15/46	3,299	3,915
	Pfizer Inc.	4.200%	9/15/48	3,592	4,348
	Pfizer Inc.	4.000%	3/15/49	3,188	3,792
	Pfizer Inc.	2.700%	5/28/50	2,006	1,912
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	733	802
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	1,100	1,245
	Quest Diagnostics Inc.	2.800%	6/30/31	2,377	2,496
	Quest Diagnostics Inc.	4.700%	3/30/45	286	340
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,900	1,691
[2,3]	Royalty Pharma plc	3.300%	9/2/40	3,135	3,144
[2,3]	Royalty Pharma plc	3.550%	9/2/50	1,960	1,931
	RWJ Barnabas Health Inc.	3.949%	7/1/46	1,098	1,232

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RWJ Barnabas Health Inc.	3.477%	7/1/49	680	700
[3]	Seattle Children's Hospital	2.719%	10/1/50	800	763
[3]	Sharp HealthCare	2.680%	8/1/50	970	897
[3]	Spectrum Health System Obligated Group	3.487%	7/15/49	890	932
[3]	Stanford Health Care	3.795%	11/15/48	1,340	1,561
	Stryker Corp.	4.100%	4/1/43	1,198	1,386
	Stryker Corp.	4.375%	5/15/44	1,559	1,888
	Stryker Corp.	4.625%	3/15/46	1,150	1,441
	Stryker Corp.	2.900%	6/15/50	1,338	1,304
[3]	Sutter Health	3.161%	8/15/40	1,095	1,123
[3]	Sutter Health	4.091%	8/15/48	880	991
[3]	Sutter Health	3.361%	8/15/50	1,445	1,456
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	4,472	4,471
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	2,645	2,571
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	3,810	3,817
	Texas Health Resources	2.328%	11/15/50	860	749
[3]	Texas Health Resources	4.330%	11/15/55	521	641
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,373	1,877
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	916	1,096
	Toledo Hospital	5.750%	11/15/38	910	1,102
	Toledo Hospital	6.015%	11/15/48	1,095	1,393
[3]	Trinity Health Corp.	2.632%	12/1/40	1,000	980
	Trinity Health Corp.	4.125%	12/1/45	750	869
[3]	Trinity Health Corp.	3.434%	12/1/48	685	720
	UnitedHealth Group Inc.	4.625%	7/15/35	2,503	3,113
	UnitedHealth Group Inc.	5.800%	3/15/36	580	801
	UnitedHealth Group Inc.	6.500%	6/15/37	845	1,254
	UnitedHealth Group Inc.	6.625%	11/15/37	3,004	4,509
	UnitedHealth Group Inc.	6.875%	2/15/38	1,068	1,638
	UnitedHealth Group Inc.	3.500%	8/15/39	5,741	6,339
	UnitedHealth Group Inc.	2.750%	5/15/40	2,752	2,723
	UnitedHealth Group Inc.	5.700%	10/15/40	879	1,233
	UnitedHealth Group Inc.	5.950%	2/15/41	1,171	1,661
	UnitedHealth Group Inc.	4.625%	11/15/41	1,208	1,497
	UnitedHealth Group Inc.	4.375%	3/15/42	1,268	1,525
	UnitedHealth Group Inc.	3.950%	10/15/42	2,348	2,674
	UnitedHealth Group Inc.	4.250%	3/15/43	2,355	2,806
	UnitedHealth Group Inc.	4.750%	7/15/45	2,009	2,595
	UnitedHealth Group Inc.	4.200%	1/15/47	3,529	4,084
	UnitedHealth Group Inc.	4.250%	4/15/47	855	1,024
	UnitedHealth Group Inc.	3.750%	10/15/47	1,593	1,776
	UnitedHealth Group Inc.	4.250%	6/15/48	2,327	2,818
	UnitedHealth Group Inc.	4.450%	12/15/48	3,260	4,025
	UnitedHealth Group Inc.	3.700%	8/15/49	3,855	4,298
	UnitedHealth Group Inc.	2.900%	5/15/50	3,895	3,809
	UnitedHealth Group Inc.	3.875%	8/15/59	4,645	5,250
	UnitedHealth Group Inc.	3.125%	5/15/60	2,715	2,684
	Utah Acquisition Sub Inc.	5.250%	6/15/46	4,144	5,003
[2,3]	Viatris Inc.	3.850%	6/22/40	3,244	3,427
[2,3]	Viatris Inc.	4.000%	6/22/50	3,918	4,069
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/50	550	538
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	725	933
[3]	Willis-Knighton Medical Center	3.065%	3/1/51	925	893
	Wyeth LLC	6.500%	2/1/34	2,907	4,337
	Wyeth LLC	6.000%	2/15/36	787	1,118
	Wyeth LLC	5.950%	4/1/37	3,583	5,083
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	570	514
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	965	1,287
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,107	1,262
	Zoetis Inc.	4.700%	2/1/43	1,980	2,463
	Zoetis Inc.	3.950%	9/12/47	1,961	2,234

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zoetis Inc.	4.450%	8/20/48	1,902	2,352
	Zoetis Inc.	3.000%	5/15/50	1,210	1,192
					899,572
Industrials (9.10%)
[3]	3M Co.	5.700%	3/15/37	720	970
[3]	3M Co.	3.875%	6/15/44	690	783
[3]	3M Co.	3.125%	9/19/46	984	1,017
[3]	3M Co.	3.625%	10/15/47	1,097	1,226
[3,4]	3M Co.	4.000%	9/14/48	3,520	4,164
	3M Co.	3.250%	8/26/49	1,050	1,118
	3M Co.	3.700%	4/15/50	2,681	3,055
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	1,911	1,902
	Boeing Co.	6.125%	2/15/33	689	867
	Boeing Co.	3.600%	5/1/34	4,402	4,507
	Boeing Co.	3.250%	2/1/35	3,253	3,207
	Boeing Co.	6.625%	2/15/38	1,157	1,493
	Boeing Co.	3.550%	3/1/38	1,033	1,013
	Boeing Co.	3.500%	3/1/39	482	469
	Boeing Co.	6.875%	3/15/39	969	1,309
	Boeing Co.	5.875%	2/15/40	1,979	2,422
	Boeing Co.	5.705%	5/1/40	5,190	6,550
	Boeing Co.	3.375%	6/15/46	653	599
	Boeing Co.	3.650%	3/1/47	939	897
	Boeing Co.	3.625%	3/1/48	1,868	1,767
	Boeing Co.	3.850%	11/1/48	1,915	1,895
	Boeing Co.	3.900%	5/1/49	3,039	3,009
	Boeing Co.	3.750%	2/1/50	2,361	2,321
	Boeing Co.	5.805%	5/1/50	12,167	15,639
	Boeing Co.	3.825%	3/1/59	1,585	1,526
	Boeing Co.	3.950%	8/1/59	2,267	2,230
	Boeing Co.	5.930%	5/1/60	8,072	10,595
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	268	386
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	755	1,072
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,228	3,092
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	919	1,186
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,233	1,677
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,301	1,680
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,748	2,137
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,369	2,893
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,414	2,963
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,700	2,264
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,162	1,522
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,955	2,434
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,342	2,793
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,625	2,063
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,513	1,746
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,728	3,247
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,390	2,820
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	1,031	1,237
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	2,285	2,531
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	3,150	3,191
	Canadian National Railway Co.	6.250%	8/1/34	908	1,331
	Canadian National Railway Co.	6.200%	6/1/36	369	534
	Canadian National Railway Co.	6.375%	11/15/37	966	1,441
	Canadian National Railway Co.	4.500%	11/7/43	200	243
	Canadian National Railway Co.	3.200%	8/2/46	1,136	1,200
	Canadian National Railway Co.	3.650%	2/3/48	2,322	2,647
	Canadian National Railway Co.	4.450%	1/20/49	2,353	3,033
	Canadian National Railway Co.	2.450%	5/1/50	2,025	1,870
	Canadian Pacific Railway Co.	7.125%	10/15/31	496	720

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Pacific Railway Co.	4.800%	9/15/35	657	827
	Canadian Pacific Railway Co.	5.950%	5/15/37	2,060	2,885
	Canadian Pacific Railway Co.	4.800%	8/1/45	2,210	2,892
	Canadian Pacific Railway Co.	6.125%	9/15/15	1,118	1,745
	Carrier Global Corp.	3.377%	4/5/40	2,803	2,904
	Carrier Global Corp.	3.577%	4/5/50	6,500	6,702
	Caterpillar Inc.	5.300%	9/15/35	568	760
	Caterpillar Inc.	6.050%	8/15/36	273	392
	Caterpillar Inc.	5.200%	5/27/41	1,944	2,657
	Caterpillar Inc.	3.803%	8/15/42	2,959	3,467
	Caterpillar Inc.	4.300%	5/15/44	815	1,017
	Caterpillar Inc.	3.250%	9/19/49	4,710	5,044
	Caterpillar Inc.	3.250%	4/9/50	4,235	4,518
	Caterpillar Inc.	4.750%	5/15/64	1,072	1,451
	Crane Co.	4.200%	3/15/48	939	974
	CSX Corp.	6.000%	10/1/36	758	1,059
	CSX Corp.	6.150%	5/1/37	897	1,248
	CSX Corp.	6.220%	4/30/40	723	1,044
	CSX Corp.	5.500%	4/15/41	657	884
	CSX Corp.	4.750%	5/30/42	2,405	2,991
	CSX Corp.	4.400%	3/1/43	1,612	1,915
	CSX Corp.	4.100%	3/15/44	909	1,039
	CSX Corp.	3.800%	11/1/46	2,956	3,276
	CSX Corp.	4.300%	3/1/48	3,668	4,361
	CSX Corp.	4.750%	11/15/48	696	881
	CSX Corp.	4.500%	3/15/49	1,931	2,375
	CSX Corp.	3.350%	9/15/49	1,665	1,719
	CSX Corp.	3.800%	4/15/50	1,725	1,934
	CSX Corp.	3.950%	5/1/50	2,595	2,977
	CSX Corp.	2.500%	5/15/51	1,770	1,572
	CSX Corp.	4.500%	8/1/54	816	1,008
	CSX Corp.	4.250%	11/1/66	601	725
	CSX Corp.	4.650%	3/1/68	984	1,248
	Cummins Inc.	4.875%	10/1/43	668	870
	Cummins Inc.	2.600%	9/1/50	2,390	2,219
	Deere & Co.	7.125%	3/3/31	278	396
	Deere & Co.	3.900%	6/9/42	3,237	3,841
	Deere & Co.	2.875%	9/7/49	2,525	2,555
	Deere & Co.	3.750%	4/15/50	1,486	1,750
	Dover Corp.	5.375%	10/15/35	710	917
	Dover Corp.	5.375%	3/1/41	1,328	1,674
	Eaton Corp.	4.000%	11/2/32	1,658	1,945
	Eaton Corp.	4.150%	11/2/42	1,788	2,125
	Eaton Corp.	3.915%	9/15/47	956	1,097
	Emerson Electric Co.	5.250%	11/15/39	535	710
	Emerson Electric Co.	2.750%	10/15/50	1,582	1,534
	FedEx Corp.	4.900%	1/15/34	3,461	4,308
	FedEx Corp.	3.900%	2/1/35	1,835	2,081
	FedEx Corp.	3.875%	8/1/42	825	891
	FedEx Corp.	4.100%	4/15/43	2,050	2,275
	FedEx Corp.	5.100%	1/15/44	1,738	2,176
	FedEx Corp.	4.100%	2/1/45	250	275
	FedEx Corp.	4.750%	11/15/45	2,440	2,932
	FedEx Corp.	4.550%	4/1/46	3,365	3,944
	FedEx Corp.	4.400%	1/15/47	3,051	3,490
	FedEx Corp.	4.050%	2/15/48	2,140	2,347
	FedEx Corp.	4.950%	10/17/48	2,777	3,464
	FedEx Corp.	5.250%	5/15/50	1,836	2,360
[3]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	2,005	1,975
	Fortive Corp.	4.300%	6/15/46	1,473	1,722
	General Dynamics Corp.	4.250%	4/1/40	3,390	4,118

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Dynamics Corp.	3.600%	11/15/42	667	753
	General Dynamics Corp.	4.250%	4/1/50	747	929
[3]	General Electric Co.	6.750%	3/15/32	7,516	10,162
[3]	General Electric Co.	6.150%	8/7/37	2,544	3,381
[3]	General Electric Co.	5.875%	1/14/38	7,169	9,371
[3]	General Electric Co.	6.875%	1/10/39	4,605	6,525
	General Electric Co.	4.250%	5/1/40	4,280	4,740
	General Electric Co.	4.125%	10/9/42	1,952	2,139
	General Electric Co.	4.500%	3/11/44	1,368	1,565
	General Electric Co.	4.350%	5/1/50	9,703	10,801
	Honeywell International Inc.	5.700%	3/15/36	518	709
	Honeywell International Inc.	5.700%	3/15/37	1,173	1,580
	Honeywell International Inc.	5.375%	3/1/41	376	512
	Honeywell International Inc.	3.812%	11/21/47	3,392	3,958
	Honeywell International Inc.	2.800%	6/1/50	1,190	1,188
	Illinois Tool Works Inc.	4.875%	9/15/41	1,191	1,565
	Illinois Tool Works Inc.	3.900%	9/1/42	2,511	3,016
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	2,850	3,099
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	221	222
[3]	Johnson Controls International plc	6.000%	1/15/36	605	827
[3]	Johnson Controls International plc	4.625%	7/2/44	2,776	3,437
[3]	Johnson Controls International plc	5.125%	9/14/45	268	349
	Johnson Controls International plc	4.500%	2/15/47	591	726
[3]	Johnson Controls International plc	4.950%	7/2/64	1,470	1,855
[3]	Kansas City Southern	4.300%	5/15/43	579	645
[3]	Kansas City Southern	4.950%	8/15/45	1,023	1,270
	Kansas City Southern	4.700%	5/1/48	1,345	1,614
	Kansas City Southern	3.500%	5/1/50	1,233	1,273
	Kansas City Southern	4.200%	11/15/69	1,664	1,802
	L3Harris Technologies Inc.	4.854%	4/27/35	1,744	2,197
	L3Harris Technologies Inc.	6.150%	12/15/40	850	1,215
	L3Harris Technologies Inc.	5.054%	4/27/45	1,259	1,634
	Lockheed Martin Corp.	3.600%	3/1/35	3,263	3,749
	Lockheed Martin Corp.	4.500%	5/15/36	1,897	2,375
[3]	Lockheed Martin Corp.	6.150%	9/1/36	775	1,124
	Lockheed Martin Corp.	5.720%	6/1/40	474	654
	Lockheed Martin Corp.	4.850%	9/15/41	580	742
	Lockheed Martin Corp.	4.070%	12/15/42	3,186	3,809
	Lockheed Martin Corp.	3.800%	3/1/45	3,693	4,211
	Lockheed Martin Corp.	4.700%	5/15/46	3,387	4,339
	Lockheed Martin Corp.	2.800%	6/15/50	1,565	1,517
	Lockheed Martin Corp.	4.090%	9/15/52	3,052	3,653
	Norfolk Southern Corp.	7.050%	5/1/37	172	241
	Norfolk Southern Corp.	4.837%	10/1/41	1,600	2,016
	Norfolk Southern Corp.	3.950%	10/1/42	1,397	1,582
	Norfolk Southern Corp.	4.450%	6/15/45	1,283	1,541
	Norfolk Southern Corp.	4.650%	1/15/46	610	754
	Norfolk Southern Corp.	3.942%	11/1/47	2,247	2,558
	Norfolk Southern Corp.	4.150%	2/28/48	1,265	1,478
	Norfolk Southern Corp.	4.100%	5/15/49	1,866	2,165
	Norfolk Southern Corp.	3.400%	11/1/49	2,692	2,797
	Norfolk Southern Corp.	3.050%	5/15/50	2,075	2,048
	Norfolk Southern Corp.	4.050%	8/15/52	2,263	2,597
	Norfolk Southern Corp.	3.155%	5/15/55	1,456	1,438
	Norfolk Southern Corp.	5.100%	8/1/18	100	124
	Northrop Grumman Corp.	5.150%	5/1/40	2,472	3,222
	Northrop Grumman Corp.	5.050%	11/15/40	1,667	2,154
	Northrop Grumman Corp.	4.750%	6/1/43	2,671	3,347
	Northrop Grumman Corp.	3.850%	4/15/45	3,074	3,427
	Northrop Grumman Corp.	4.030%	10/15/47	4,150	4,732
	Northrop Grumman Corp.	5.250%	5/1/50	1,995	2,719

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Otis Worldwide Corp.	3.112%	2/15/40	1,718	1,775
	Otis Worldwide Corp.	3.362%	2/15/50	2,419	2,516
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	1,689	2,001
[3]	Parker-Hannifin Corp.	6.250%	5/15/38	1,305	1,836
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	1,547	1,896
	Parker-Hannifin Corp.	4.100%	3/1/47	1,531	1,802
	Parker-Hannifin Corp.	4.000%	6/14/49	1,350	1,588
	Precision Castparts Corp.	3.900%	1/15/43	1,221	1,333
	Precision Castparts Corp.	4.375%	6/15/45	841	988
	Raytheon Technologies Corp.	5.400%	5/1/35	991	1,313
	Raytheon Technologies Corp.	6.050%	6/1/36	1,570	2,180
	Raytheon Technologies Corp.	6.125%	7/15/38	2,183	3,054
	Raytheon Technologies Corp.	4.450%	11/16/38	2,128	2,547
	Raytheon Technologies Corp.	5.700%	4/15/40	1,820	2,503
	Raytheon Technologies Corp.	4.875%	10/15/40	1,293	1,633
	Raytheon Technologies Corp.	4.700%	12/15/41	2,800	3,421
	Raytheon Technologies Corp.	4.500%	6/1/42	4,360	5,337
	Raytheon Technologies Corp.	4.800%	12/15/43	1,438	1,772
	Raytheon Technologies Corp.	4.200%	12/15/44	553	629
	Raytheon Technologies Corp.	4.150%	5/15/45	2,559	2,942
	Raytheon Technologies Corp.	3.750%	11/1/46	4,991	5,440
	Raytheon Technologies Corp.	4.350%	4/15/47	3,939	4,687
	Raytheon Technologies Corp.	4.050%	5/4/47	3,149	3,625
	Raytheon Technologies Corp.	4.625%	11/16/48	2,170	2,681
	Raytheon Technologies Corp.	3.125%	7/1/50	2,930	2,924
	Republic Services Inc.	1.750%	2/15/32	2,755	2,638
	Republic Services Inc.	6.200%	3/1/40	915	1,317
	Republic Services Inc.	5.700%	5/15/41	635	877
	Republic Services Inc.	3.050%	3/1/50	1,135	1,146
	Rockwell Automation Inc.	4.200%	3/1/49	1,775	2,200
	Textron Inc.	2.450%	3/15/31	1,120	1,106
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,810	2,529
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	615	731
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	701	868
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	230	283
	Tyco Electronics Group SA	7.125%	10/1/37	1,000	1,458
	Union Pacific Corp.	3.375%	2/1/35	1,616	1,781
	Union Pacific Corp.	3.600%	9/15/37	905	985
	Union Pacific Corp.	4.375%	9/10/38	3,190	3,805
[3]	Union Pacific Corp.	3.550%	8/15/39	893	980
	Union Pacific Corp.	4.150%	1/15/45	1,115	1,281
	Union Pacific Corp.	4.050%	11/15/45	1,927	2,197
	Union Pacific Corp.	4.050%	3/1/46	1,769	2,021
	Union Pacific Corp.	3.350%	8/15/46	771	789
	Union Pacific Corp.	4.000%	4/15/47	3,441	3,917
	Union Pacific Corp.	3.250%	2/5/50	2,951	3,040
	Union Pacific Corp.	3.799%	10/1/51	2,706	3,032
	Union Pacific Corp.	3.875%	2/1/55	963	1,078
	Union Pacific Corp.	3.950%	8/15/59	2,365	2,689
	Union Pacific Corp.	3.839%	3/20/60	2,659	2,981
[2,3]	Union Pacific Corp.	2.973%	9/16/62	3,853	3,604
	Union Pacific Corp.	4.375%	11/15/65	1,175	1,426
	Union Pacific Corp.	4.100%	9/15/67	770	886
	Union Pacific Corp.	3.750%	2/5/70	450	486
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	1,024	1,079
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,379	1,363
	United Parcel Service Inc.	6.200%	1/15/38	2,032	2,946
	United Parcel Service Inc.	5.200%	4/1/40	2,460	3,282
	United Parcel Service Inc.	4.875%	11/15/40	1,891	2,418

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Parcel Service Inc.	3.625%	10/1/42	1,257	1,411
United Parcel Service Inc.	3.400%	11/15/46	2,139	2,302
United Parcel Service Inc.	3.750%	11/15/47	1,435	1,631
United Parcel Service Inc.	4.250%	3/15/49	2,646	3,227
United Parcel Service Inc.	3.400%	9/1/49	2,194	2,353
United Parcel Service Inc.	5.300%	4/1/50	3,316	4,567
Valmont Industries Inc.	5.000%	10/1/44	850	956
Valmont Industries Inc.	5.250%	10/1/54	748	876
Waste Connections Inc.	3.050%	4/1/50	1,255	1,236
Waste Management Inc.	1.500%	3/15/31	100	95
Waste Management Inc.	3.900%	3/1/35	2,401	2,804
Waste Management Inc.	4.100%	3/1/45	2,886	3,347
Waste Management Inc.	4.150%	7/15/49	2,675	3,191
Waste Management Inc.	2.500%	11/15/50	575	521
WW Grainger Inc.	4.600%	6/15/45	833	1,043
WW Grainger Inc.	3.750%	5/15/46	960	1,063
WW Grainger Inc.	4.200%	5/15/47	1,450	1,710
Xylem Inc.	4.375%	11/1/46	593	692
				573,824
Materials (3.69%)
Air Products and Chemicals Inc.	2.700%	5/15/40	2,200	2,206
Air Products and Chemicals Inc.	2.800%	5/15/50	2,115	2,070
Albemarle Corp.	5.450%	12/1/44	685	814
Barrick Gold Corp.	6.450%	10/15/35	254	352
Barrick Gold Corp.	5.250%	4/1/42	2,670	3,461
Barrick North America Finance LLC	5.700%	5/30/41	2,415	3,274
Barrick North America Finance LLC	5.750%	5/1/43	2,259	3,167
Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	1,996	2,742
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	3,980	4,736
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	3,093	4,172
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	790	932
Dow Chemical Co.	4.250%	10/1/34	3,373	3,887
Dow Chemical Co.	9.400%	5/15/39	1,284	2,189
Dow Chemical Co.	5.250%	11/15/41	1,578	2,013
Dow Chemical Co.	4.375%	11/15/42	2,619	3,072
Dow Chemical Co.	4.625%	10/1/44	1,968	2,333
Dow Chemical Co.	5.550%	11/30/48	1,610	2,200
Dow Chemical Co.	4.800%	5/15/49	2,280	2,853
Dow Chemical Co.	3.600%	11/15/50	2,320	2,394
DuPont de Nemours Inc.	5.319%	11/15/38	3,640	4,682
DuPont de Nemours Inc.	5.419%	11/15/48	5,447	7,160
Eastman Chemical Co.	4.800%	9/1/42	1,711	2,080
Eastman Chemical Co.	4.650%	10/15/44	1,792	2,158
Ecolab Inc.	5.500%	12/8/41	1,203	1,602
Ecolab Inc.	3.950%	12/1/47	2,387	2,768
Ecolab Inc.	2.125%	8/15/50	1,413	1,187
FMC Corp.	4.500%	10/1/49	1,502	1,787
Georgia-Pacific LLC	8.875%	5/15/31	1,003	1,568
International Flavors & Fragrances Inc.	4.375%	6/1/47	735	842
International Flavors & Fragrances Inc.	5.000%	9/26/48	2,250	2,886
International Paper Co.	5.000%	9/15/35	2,301	2,928
International Paper Co.	7.300%	11/15/39	1,919	2,991
International Paper Co.	6.000%	11/15/41	1,841	2,571
International Paper Co.	4.800%	6/15/44	1,278	1,587
International Paper Co.	5.150%	5/15/46	1,913	2,495
International Paper Co.	4.400%	8/15/47	2,659	3,204
International Paper Co.	4.350%	8/15/48	1,555	1,892
Lafarge SA	7.125%	7/15/36	505	729
Linde Inc.	3.550%	11/7/42	2,648	2,960
Linde Inc.	2.000%	8/10/50	595	491
Lubrizol Corp.	6.500%	10/1/34	658	964

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LYB International Finance BV	5.250%	7/15/43	840	1,055
	LYB International Finance BV	4.875%	3/15/44	3,237	3,864
	LYB International Finance III LLC	3.375%	10/1/40	3,222	3,280
	LYB International Finance III LLC	4.200%	10/15/49	3,135	3,459
	LYB International Finance III LLC	4.200%	5/1/50	1,840	2,029
	LYB International Finance III LLC	3.625%	4/1/51	2,420	2,441
	LYB International Finance III LLC	3.800%	10/1/60	1,598	1,619
	LyondellBasell Industries NV	4.625%	2/26/55	2,214	2,548
	Martin Marietta Materials Inc.	4.250%	12/15/47	1,349	1,565
	Mosaic Co.	5.450%	11/15/33	810	1,005
	Mosaic Co.	4.875%	11/15/41	970	1,100
	Mosaic Co.	5.625%	11/15/43	1,775	2,300
[3]	Newmont Corp.	5.875%	4/1/35	1,942	2,661
	Newmont Corp.	6.250%	10/1/39	2,045	2,925
	Newmont Corp.	4.875%	3/15/42	2,572	3,269
	Newmont Corp.	5.450%	6/9/44	1,174	1,578
[2,3]	Nucor Corp.	2.979%	12/15/55	4,056	3,923
	Nutrien Ltd.	4.125%	3/15/35	804	918
	Nutrien Ltd.	7.125%	5/23/36	880	1,300
	Nutrien Ltd.	5.875%	12/1/36	926	1,258
	Nutrien Ltd.	5.625%	12/1/40	1,255	1,670
	Nutrien Ltd.	6.125%	1/15/41	903	1,243
	Nutrien Ltd.	4.900%	6/1/43	2,106	2,602
	Nutrien Ltd.	5.250%	1/15/45	753	982
	Nutrien Ltd.	5.000%	4/1/49	1,082	1,411
	Nutrien Ltd.	3.950%	5/13/50	1,540	1,746
	Packaging Corp. of America	4.050%	12/15/49	1,020	1,185
	Rio Tinto Alcan Inc.	7.250%	3/15/31	1,718	2,415
	Rio Tinto Alcan Inc.	6.125%	12/15/33	449	638
	Rio Tinto Alcan Inc.	5.750%	6/1/35	1,475	2,071
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,234	3,018
	Rio Tinto Finance USA plc	4.750%	3/22/42	2,235	2,904
	Rio Tinto Finance USA plc	4.125%	8/21/42	2,180	2,626
	RPM International Inc.	4.250%	1/15/48	1,500	1,592
	Sherwin-Williams Co.	4.000%	12/15/42	697	773
	Sherwin-Williams Co.	4.550%	8/1/45	1,274	1,520
	Sherwin-Williams Co.	4.500%	6/1/47	3,405	4,126
	Sherwin-Williams Co.	3.800%	8/15/49	1,251	1,384
	Sherwin-Williams Co.	3.300%	5/15/50	947	967
	Sonoco Products Co.	5.750%	11/1/40	1,468	1,871
	Southern Copper Corp.	7.500%	7/27/35	3,156	4,627
	Southern Copper Corp.	6.750%	4/16/40	3,306	4,664
	Southern Copper Corp.	5.250%	11/8/42	4,364	5,497
	Southern Copper Corp.	5.875%	4/23/45	1,144	1,552
	Steel Dynamics Inc.	3.250%	10/15/50	1,250	1,211
	Teck Resources Ltd.	6.125%	10/1/35	1,577	2,012
	Teck Resources Ltd.	6.000%	8/15/40	680	862
	Teck Resources Ltd.	6.250%	7/15/41	2,225	2,886
	Teck Resources Ltd.	5.200%	3/1/42	1,050	1,206
	Teck Resources Ltd.	5.400%	2/1/43	1,225	1,458
	Vale Overseas Ltd.	8.250%	1/17/34	1,398	2,010
	Vale Overseas Ltd.	6.875%	11/21/36	5,106	6,944
	Vale Overseas Ltd.	6.875%	11/10/39	2,313	3,154
	Vale SA	5.625%	9/11/42	1,320	1,652
	Vulcan Materials Co.	4.500%	6/15/47	1,464	1,743
	Vulcan Materials Co.	4.700%	3/1/48	1,320	1,611
	Westlake Chemical Corp.	5.000%	8/15/46	2,306	2,814
	Westlake Chemical Corp.	4.375%	11/15/47	1,281	1,451
	WRKCo Inc.	4.200%	6/1/32	2,265	2,638
	WRKCo Inc.	3.000%	6/15/33	1,329	1,409
					232,641

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Real Estate (1.45%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,253	2,461
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	1,000	971
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	2,385	2,246
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	1,965	2,480
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	628
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	2,000	1,913
	American Tower Corp.	3.700%	10/15/49	2,326	2,435
	American Tower Corp.	3.100%	6/15/50	1,670	1,576
	American Tower Corp.	2.950%	1/15/51	750	693
[3]	AvalonBay Communities Inc.	3.900%	10/15/46	1,830	2,060
[3]	AvalonBay Communities Inc.	4.150%	7/1/47	392	458
	Camden Property Trust	3.350%	11/1/49	1,375	1,447
	Crown Castle International Corp.	2.100%	4/1/31	2,500	2,415
	Crown Castle International Corp.	2.900%	4/1/41	3,000	2,809
	Crown Castle International Corp.	4.750%	5/15/47	673	785
	Crown Castle International Corp.	5.200%	2/15/49	1,558	1,952
	Crown Castle International Corp.	4.000%	11/15/49	1,075	1,155
	Crown Castle International Corp.	4.150%	7/1/50	1,292	1,428
	Crown Castle International Corp.	3.250%	1/15/51	1,779	1,682
	Duke Realty LP	3.050%	3/1/50	950	915
	Equinix Inc.	3.000%	7/15/50	1,667	1,536
	Equinix Inc.	2.950%	9/15/51	1,787	1,630
	ERP Operating LP	4.500%	7/1/44	2,003	2,449
	ERP Operating LP	4.500%	6/1/45	974	1,176
	ERP Operating LP	4.000%	8/1/47	923	1,044
	Essex Portfolio LP	1.650%	1/15/31	303	285
	Essex Portfolio LP	2.650%	3/15/32	1,185	1,202
	Essex Portfolio LP	4.500%	3/15/48	480	564
	Essex Portfolio LP	2.650%	9/1/50	2,315	1,971
	Federal Realty Investment Trust	4.500%	12/1/44	793	919
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	645	618
	Healthpeak Properties Inc.	6.750%	2/1/41	746	1,055
	Highwoods Realty LP	2.600%	2/1/31	222	220
	Kilroy Realty LP	2.500%	11/15/32	1,127	1,092
	Kimco Realty Corp.	4.250%	4/1/45	853	944
	Kimco Realty Corp.	4.125%	12/1/46	638	694
	Kimco Realty Corp.	4.450%	9/1/47	845	961
	Kimco Realty Corp.	3.700%	10/1/49	1,100	1,131
	National Retail Properties Inc.	4.800%	10/15/48	2,286	2,745
	National Retail Properties Inc.	3.100%	4/15/50	1,175	1,086
	Prologis LP	4.375%	9/15/48	1,590	2,025
	Prologis LP	3.000%	4/15/50	1,075	1,063
	Prologis LP	2.125%	10/15/50	1,463	1,235
	Realty Income Corp.	1.800%	3/15/33	1,300	1,229
	Realty Income Corp.	4.650%	3/15/47	1,395	1,790
	Regency Centers LP	4.400%	2/1/47	760	834
	Regency Centers LP	4.650%	3/15/49	1,035	1,187
	Simon Property Group LP	6.750%	2/1/40	690	987
	Simon Property Group LP	4.750%	3/15/42	1,600	1,896
	Simon Property Group LP	4.250%	10/1/44	1,328	1,474
	Simon Property Group LP	4.250%	11/30/46	1,346	1,499
	Simon Property Group LP	3.250%	9/13/49	1,180	1,104
	Simon Property Group LP	3.800%	7/15/50	1,739	1,821
[1]	Spirit Realty LP	2.700%	2/15/32	1,000	991
	UDR Inc.	3.000%	8/15/31	1,165	1,223
[3]	UDR Inc.	2.100%	8/1/32	390	376
[3]	UDR Inc.	1.900%	3/15/33	825	776
	UDR Inc.	3.100%	11/1/34	465	493
	Ventas Realty LP	5.700%	9/30/43	744	925
	Ventas Realty LP	4.375%	2/1/45	388	411

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ventas Realty LP	4.875%	4/15/49	1,117	1,288
	VEREIT Operating Partnership LP	2.850%	12/15/32	1,325	1,322
	Welltower Inc.	6.500%	3/15/41	1,260	1,735
	Welltower Inc.	4.950%	9/1/48	1,406	1,716
	Weyerhaeuser Co.	7.375%	3/15/32	3,054	4,436
	WP Carey Inc.	2.250%	4/1/33	2,000	1,941
					91,608
Technology (7.77%)
	Analog Devices Inc.	5.300%	12/15/45	978	1,265
	Apple Inc.	4.500%	2/23/36	3,641	4,617
	Apple Inc.	2.375%	2/8/41	4,000	3,781
	Apple Inc.	3.850%	5/4/43	5,710	6,676
	Apple Inc.	4.450%	5/6/44	3,041	3,841
	Apple Inc.	3.450%	2/9/45	6,179	6,766
	Apple Inc.	4.375%	5/13/45	4,336	5,384
	Apple Inc.	4.650%	2/23/46	9,939	12,760
	Apple Inc.	3.850%	8/4/46	4,698	5,396
	Apple Inc.	4.250%	2/9/47	3,349	4,104
	Apple Inc.	3.750%	9/12/47	4,508	5,142
	Apple Inc.	3.750%	11/13/47	3,775	4,296
	Apple Inc.	2.950%	9/11/49	1,513	1,506
	Apple Inc.	2.650%	5/11/50	4,895	4,597
	Apple Inc.	2.400%	8/20/50	4,483	4,059
	Apple Inc.	2.650%	2/8/51	7,000	6,569
	Apple Inc.	2.550%	8/20/60	5,864	5,184
	Apple Inc.	2.800%	2/8/61	3,450	3,220
	Applied Materials Inc.	5.100%	10/1/35	2,193	2,918
	Applied Materials Inc.	5.850%	6/15/41	1,586	2,311
	Applied Materials Inc.	4.350%	4/1/47	1,333	1,673
	Applied Materials Inc.	2.750%	6/1/50	2,740	2,659
	Broadcom Inc.	4.300%	11/15/32	4,431	4,994
[2,3]	Broadcom Inc.	2.600%	2/15/33	4,850	4,666
[2,3]	Broadcom Inc.	3.500%	2/15/41	7,400	7,364
[2,3]	Broadcom Inc.	3.750%	2/15/51	4,275	4,230
	Cisco Systems Inc.	5.900%	2/15/39	2,950	4,263
	Cisco Systems Inc.	5.500%	1/15/40	6,771	9,586
	Corning Inc.	4.700%	3/15/37	1,835	2,166
	Corning Inc.	5.750%	8/15/40	644	830
	Corning Inc.	4.750%	3/15/42	1,137	1,378
	Corning Inc.	5.350%	11/15/48	1,164	1,552
	Corning Inc.	3.900%	11/15/49	650	731
	Corning Inc.	4.375%	11/15/57	2,085	2,376
	Corning Inc.	5.850%	11/15/68	1,167	1,624
	Corning Inc.	5.450%	11/15/79	2,725	3,549
[2,3]	Dell International LLC	8.100%	7/15/36	4,403	6,516
[2,3]	Dell International LLC	8.350%	7/15/46	4,311	6,553
[1]	Fidelity National Information Services Inc.	2.250%	3/1/31	3,000	2,981
[1]	Fidelity National Information Services Inc.	3.100%	3/1/41	2,000	2,028
	Fidelity National Information Services Inc.	4.500%	8/15/46	1,158	1,403
	Fiserv Inc.	4.400%	7/1/49	5,776	6,900
[1]	Fortinet Inc.	2.200%	3/15/31	1,500	1,493
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	663	874
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,590	4,729
	HP Inc.	6.000%	9/15/41	3,064	3,952
	Intel Corp.	4.000%	12/15/32	1,697	2,012
	Intel Corp.	4.600%	3/25/40	2,150	2,713
	Intel Corp.	4.800%	10/1/41	1,578	2,035
	Intel Corp.	4.250%	12/15/42	1,585	1,904
	Intel Corp.	4.900%	7/29/45	1,719	2,237
	Intel Corp.	4.100%	5/19/46	3,012	3,546
	Intel Corp.	4.100%	5/11/47	2,955	3,473

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Intel Corp.	3.734%	12/8/47	5,328	5,976
Intel Corp.	3.250%	11/15/49	4,720	4,908
Intel Corp.	4.750%	3/25/50	5,565	7,179
Intel Corp.	3.100%	2/15/60	2,100	2,083
Intel Corp.	4.950%	3/25/60	2,235	3,064
International Business Machines Corp.	5.875%	11/29/32	889	1,222
International Business Machines Corp.	4.150%	5/15/39	4,767	5,642
International Business Machines Corp.	5.600%	11/30/39	1,600	2,197
International Business Machines Corp.	2.850%	5/15/40	1,777	1,785
International Business Machines Corp.	4.000%	6/20/42	2,663	3,072
International Business Machines Corp.	4.700%	2/19/46	1,720	2,180
International Business Machines Corp.	4.250%	5/15/49	6,428	7,604
International Business Machines Corp.	2.950%	5/15/50	3,605	3,482
International Business Machines Corp.	7.125%	12/1/96	834	1,330
Juniper Networks Inc.	5.950%	3/15/41	1,223	1,530
KLA Corp.	5.000%	3/15/49	1,199	1,577
KLA Corp.	3.300%	3/1/50	1,046	1,075
Lam Research Corp.	4.875%	3/15/49	975	1,318
Lam Research Corp.	2.875%	6/15/50	2,339	2,296
Lam Research Corp.	3.125%	6/15/60	2,001	2,050
Microsoft Corp.	3.500%	2/12/35	2,541	2,976
Microsoft Corp.	4.200%	11/3/35	2,964	3,710
Microsoft Corp.	3.450%	8/8/36	7,971	9,275
Microsoft Corp.	4.100%	2/6/37	5,291	6,505
Microsoft Corp.	4.500%	10/1/40	1,305	1,718
Microsoft Corp.	3.500%	11/15/42	3,894	4,516
Microsoft Corp.	3.750%	2/12/45	1,278	1,515
Microsoft Corp.	4.450%	11/3/45	3,277	4,282
Microsoft Corp.	3.700%	8/8/46	10,001	11,810
Microsoft Corp.	4.250%	2/6/47	4,679	6,005
Microsoft Corp.	2.525%	6/1/50	12,122	11,380
Microsoft Corp.	4.000%	2/12/55	2,163	2,660
Microsoft Corp.	4.750%	11/3/55	1,568	2,218
Microsoft Corp.	3.950%	8/8/56	5,757	7,169
Microsoft Corp.	4.500%	2/6/57	2,885	3,921
Microsoft Corp.	2.675%	6/1/60	8,066	7,542
Moody's Corp.	5.250%	7/15/44	1,155	1,531
Moody's Corp.	4.875%	12/17/48	681	877
Moody's Corp.	3.250%	5/20/50	944	959
Moody's Corp.	2.550%	8/18/60	1,115	933
Motorola Solutions Inc.	5.500%	9/1/44	1,124	1,381
NVIDIA Corp.	3.500%	4/1/40	3,606	3,988
NVIDIA Corp.	3.500%	4/1/50	2,567	2,780
NVIDIA Corp.	3.700%	4/1/60	2,499	2,810
Oracle Corp.	4.300%	7/8/34	5,236	6,277
Oracle Corp.	3.900%	5/15/35	5,444	6,312
Oracle Corp.	3.850%	7/15/36	2,074	2,387
Oracle Corp.	3.800%	11/15/37	5,154	5,780
Oracle Corp.	6.500%	4/15/38	1,030	1,522
Oracle Corp.	6.125%	7/8/39	1,498	2,139
Oracle Corp.	3.600%	4/1/40	8,180	8,914
Oracle Corp.	5.375%	7/15/40	3,845	5,064
Oracle Corp.	4.500%	7/8/44	2,923	3,508
Oracle Corp.	4.125%	5/15/45	5,233	5,981
Oracle Corp.	4.000%	7/15/46	8,217	9,224
Oracle Corp.	4.000%	11/15/47	5,609	6,228
Oracle Corp.	3.600%	4/1/50	10,844	11,376
Oracle Corp.	4.375%	5/15/55	3,904	4,636
Oracle Corp.	3.850%	4/1/60	9,945	10,751
QUALCOMM Inc.	1.650%	5/20/32	1,917	1,827
QUALCOMM Inc.	4.650%	5/20/35	4,031	5,044

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	QUALCOMM Inc.	4.800%	5/20/45	4,187	5,372
	QUALCOMM Inc.	4.300%	5/20/47	2,341	2,873
	QUALCOMM Inc.	3.250%	5/20/50	3,084	3,192
	S&P Global Inc.	3.250%	12/1/49	1,829	1,923
	S&P Global Inc.	2.300%	8/15/60	1,760	1,478
	Texas Instruments Inc.	3.875%	3/15/39	2,585	3,033
	Texas Instruments Inc.	4.150%	5/15/48	3,420	4,182
	Verisk Analytics Inc.	5.500%	6/15/45	1,546	2,057
	Verisk Analytics Inc.	3.625%	5/15/50	1,391	1,436
					489,929
Utilities (11.79%)
	AEP Texas Inc.	3.800%	10/1/47	504	551
[3]	AEP Texas Inc.	4.150%	5/1/49	692	811
[3]	AEP Texas Inc.	3.450%	1/15/50	1,635	1,685
	AEP Transmission Co. LLC	4.000%	12/1/46	740	854
	AEP Transmission Co. LLC	3.750%	12/1/47	1,162	1,282
	AEP Transmission Co. LLC	4.250%	9/15/48	305	359
	AEP Transmission Co. LLC	3.800%	6/15/49	1,312	1,474
	AEP Transmission Co. LLC	3.150%	9/15/49	495	501
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	1,175	1,301
	Alabama Power Co.	6.125%	5/15/38	922	1,301
	Alabama Power Co.	6.000%	3/1/39	2,904	4,095
	Alabama Power Co.	3.850%	12/1/42	1,253	1,429
	Alabama Power Co.	4.150%	8/15/44	568	668
	Alabama Power Co.	3.750%	3/1/45	2,020	2,237
	Alabama Power Co.	4.300%	1/2/46	991	1,184
[3]	Alabama Power Co.	3.700%	12/1/47	2,860	3,180
[3]	Alabama Power Co.	4.300%	7/15/48	1,027	1,253
	Alabama Power Co.	3.450%	10/1/49	625	672
	Ameren Illinois Co.	4.150%	3/15/46	514	611
	Ameren Illinois Co.	3.700%	12/1/47	1,435	1,603
	Ameren Illinois Co.	4.500%	3/15/49	1,590	1,988
	Ameren Illinois Co.	3.250%	3/15/50	2,387	2,537
	American Electric Power Co. Inc.	3.250%	3/1/50	1,707	1,649
	American Water Capital Corp.	6.593%	10/15/37	603	884
	American Water Capital Corp.	4.300%	12/1/42	720	863
	American Water Capital Corp.	4.300%	9/1/45	1,744	2,092
	American Water Capital Corp.	4.000%	12/1/46	1,385	1,597
	American Water Capital Corp.	3.750%	9/1/47	1,986	2,211
	American Water Capital Corp.	4.200%	9/1/48	2,000	2,388
	American Water Capital Corp.	4.150%	6/1/49	1,235	1,468
	American Water Capital Corp.	3.450%	5/1/50	1,370	1,457
	Appalachian Power Co.	7.000%	4/1/38	674	989
	Appalachian Power Co.	4.400%	5/15/44	1,818	2,116
	Appalachian Power Co.	4.450%	6/1/45	354	415
[3]	Appalachian Power Co.	4.500%	3/1/49	1,252	1,498
[3]	Appalachian Power Co.	3.700%	5/1/50	2,110	2,273
	Arizona Public Service Co.	5.050%	9/1/41	832	1,089
	Arizona Public Service Co.	4.500%	4/1/42	1,321	1,596
	Arizona Public Service Co.	4.350%	11/15/45	558	666
	Arizona Public Service Co.	3.750%	5/15/46	625	693
	Arizona Public Service Co.	4.200%	8/15/48	1,237	1,470
	Arizona Public Service Co.	4.250%	3/1/49	1,416	1,690
	Arizona Public Service Co.	3.500%	12/1/49	1,058	1,135
	Arizona Public Service Co.	3.350%	5/15/50	771	808
	Atmos Energy Corp.	5.500%	6/15/41	1,020	1,358
	Atmos Energy Corp.	4.150%	1/15/43	1,052	1,212
	Atmos Energy Corp.	4.125%	10/15/44	2,066	2,381
	Atmos Energy Corp.	4.300%	10/1/48	1,045	1,223
	Atmos Energy Corp.	4.125%	3/15/49	722	835
	Atmos Energy Corp.	3.375%	9/15/49	1,886	1,961

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Avista Corp.	4.350%	6/1/48	345	418
	Baltimore Gas & Electric Co.	6.350%	10/1/36	917	1,334
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,215	1,294
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/47	2,778	3,115
	Baltimore Gas & Electric Co.	4.250%	9/15/48	447	535
	Baltimore Gas & Electric Co.	3.200%	9/15/49	435	448
	Baltimore Gas & Electric Co.	2.900%	6/15/50	1,185	1,147
[2,3]	Berkshire Hathaway Energy Co.	1.650%	5/15/31	2,100	2,014
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	2,180	3,045
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	640	871
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	2,664	3,457
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,307	1,574
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,867	2,053
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	2,170	2,661
[2,3]	Berkshire Hathaway Energy Co.	4.250%	10/15/50	3,170	3,739
[2,3]	Berkshire Hathaway Energy Co.	2.850%	5/15/51	2,380	2,234
	Black Hills Corp.	4.350%	5/1/33	783	909
	Black Hills Corp.	4.200%	9/15/46	646	715
	Black Hills Corp.	3.875%	10/15/49	1,042	1,105
[3]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	380	543
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,037	1,146
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	439	547
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,225	1,423
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,621	1,962
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	1,688	1,663
	CenterPoint Energy Inc.	3.700%	9/1/49	2,005	2,080
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	866	1,167
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	1,069	1,192
	Cleco Corporate Holdings LLC	4.973%	5/1/46	730	840
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,723	2,185
	CMS Energy Corp.	4.875%	3/1/44	852	1,057
	Commonwealth Edison Co.	5.900%	3/15/36	2,057	2,843
	Commonwealth Edison Co.	6.450%	1/15/38	452	654
	Commonwealth Edison Co.	4.600%	8/15/43	1,096	1,361
	Commonwealth Edison Co.	4.700%	1/15/44	1,611	2,017
	Commonwealth Edison Co.	3.700%	3/1/45	2,227	2,461
	Commonwealth Edison Co.	4.350%	11/15/45	838	1,015
	Commonwealth Edison Co.	3.650%	6/15/46	1,618	1,780
[3]	Commonwealth Edison Co.	3.750%	8/15/47	2,338	2,635
	Commonwealth Edison Co.	4.000%	3/1/48	610	708
	Commonwealth Edison Co.	4.000%	3/1/49	1,655	1,937
[3]	Commonwealth Edison Co.	3.200%	11/15/49	605	627
	Commonwealth Edison Co.	3.000%	3/1/50	1,546	1,544
	Connecticut Light & Power Co.	4.300%	4/15/44	1,538	1,892
[3]	Connecticut Light & Power Co.	4.150%	6/1/45	347	418
	Connecticut Light & Power Co.	4.000%	4/1/48	2,157	2,607
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	674	851
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	613	831
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,365	1,931
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	640	889
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,459	2,139
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	270	358
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	2,408	3,225
[3]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	2,596	3,022
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,207	1,381
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,730	2,049
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	3,154	3,784
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,313	1,454
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	2,032	2,234
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	700	866
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	295	335

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,955	2,201
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,080	1,338
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,640	1,889
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,880	2,117
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,647	2,001
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	1,160	1,248
[3]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	1,700	1,574
	Consumers Energy Co.	3.950%	5/15/43	250	289
	Consumers Energy Co.	3.250%	8/15/46	1,436	1,510
	Consumers Energy Co.	3.950%	7/15/47	175	205
	Consumers Energy Co.	4.050%	5/15/48	393	466
	Consumers Energy Co.	4.350%	4/15/49	1,593	1,994
	Consumers Energy Co.	3.750%	2/15/50	1,211	1,377
	Consumers Energy Co.	3.100%	8/15/50	2,159	2,218
	Consumers Energy Co.	3.500%	8/1/51	1,935	2,157
	Consumers Energy Co.	2.500%	5/1/60	2,036	1,799
	Dayton Power & Light Co.	3.950%	6/15/49	555	604
	Delmarva Power & Light Co.	4.150%	5/15/45	1,542	1,769
[3]	Dominion Energy Inc.	6.300%	3/15/33	763	1,038
[3]	Dominion Energy Inc.	5.250%	8/1/33	619	787
[3]	Dominion Energy Inc.	5.950%	6/15/35	1,254	1,723
	Dominion Energy Inc.	7.000%	6/15/38	677	994
[3]	Dominion Energy Inc.	4.900%	8/1/41	837	1,035
[3]	Dominion Energy Inc.	4.050%	9/15/42	1,639	1,845
	Dominion Energy Inc.	4.700%	12/1/44	1,181	1,441
[3]	Dominion Energy Inc.	4.600%	3/15/49	980	1,219
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,253	1,767
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,585	2,072
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	595	834
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,376	1,846
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,101	2,663
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	733	1,058
[3]	DTE Electric Co.	2.625%	3/1/31	1,506	1,589
[3]	DTE Electric Co.	4.000%	4/1/43	290	337
	DTE Electric Co.	4.300%	7/1/44	1,102	1,342
	DTE Electric Co.	3.700%	3/15/45	1,539	1,716
	DTE Electric Co.	3.700%	6/1/46	1,225	1,367
	DTE Electric Co.	3.750%	8/15/47	863	979
[3]	DTE Electric Co.	4.050%	5/15/48	960	1,139
	DTE Electric Co.	3.950%	3/1/49	2,370	2,777
	DTE Electric Co.	2.950%	3/1/50	565	561
	DTE Energy Co.	6.375%	4/15/33	1,669	2,287
	Duke Energy Carolinas LLC	6.450%	10/15/32	568	783
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,511	2,084
	Duke Energy Carolinas LLC	6.000%	1/15/38	626	879
	Duke Energy Carolinas LLC	6.050%	4/15/38	2,587	3,617
	Duke Energy Carolinas LLC	5.300%	2/15/40	2,148	2,834
	Duke Energy Carolinas LLC	4.250%	12/15/41	896	1,067
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,440	1,668
	Duke Energy Carolinas LLC	3.875%	3/15/46	3,021	3,411
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,700	1,845
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,381	1,571
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,133	1,161
	Duke Energy Corp.	4.800%	12/15/45	1,802	2,206
	Duke Energy Corp.	3.750%	9/1/46	2,014	2,141
	Duke Energy Corp.	3.950%	8/15/47	2,422	2,649
	Duke Energy Corp.	4.200%	6/15/49	840	948
	Duke Energy Florida LLC	6.350%	9/15/37	2,031	2,924
	Duke Energy Florida LLC	6.400%	6/15/38	341	500
	Duke Energy Florida LLC	5.650%	4/1/40	1,645	2,276
	Duke Energy Florida LLC	3.850%	11/15/42	1,175	1,316

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Florida LLC	3.400%	10/1/46	1,694	1,763
	Duke Energy Florida LLC	4.200%	7/15/48	1,676	1,984
	Duke Energy Indiana LLC	6.120%	10/15/35	1,283	1,739
	Duke Energy Indiana LLC	6.350%	8/15/38	2,316	3,342
	Duke Energy Indiana LLC	6.450%	4/1/39	1,060	1,559
[3]	Duke Energy Indiana LLC	4.900%	7/15/43	1,093	1,397
	Duke Energy Indiana LLC	3.750%	5/15/46	1,840	2,046
[3]	Duke Energy Indiana LLC	3.250%	10/1/49	1,049	1,064
	Duke Energy Indiana LLC	2.750%	4/1/50	1,530	1,432
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,783	2,131
	Duke Energy Progress LLC	6.300%	4/1/38	883	1,268
	Duke Energy Progress LLC	4.100%	5/15/42	1,739	2,012
	Duke Energy Progress LLC	4.100%	3/15/43	2,150	2,485
	Duke Energy Progress LLC	4.375%	3/30/44	1,021	1,226
	Duke Energy Progress LLC	4.150%	12/1/44	1,060	1,247
	Duke Energy Progress LLC	4.200%	8/15/45	1,163	1,380
	Duke Energy Progress LLC	3.700%	10/15/46	1,865	2,058
	Duke Energy Progress LLC	3.600%	9/15/47	1,365	1,468
	Duke Energy Progress LLC	2.500%	8/15/50	145	131
	Eastern Energy Gas Holdings LLC	4.800%	11/1/43	780	934
	Eastern Energy Gas Holdings LLC	4.600%	12/15/44	930	1,094
[3]	Eastern Energy Gas Holdings LLC	3.900%	11/15/49	450	486
	El Paso Electric Co.	6.000%	5/15/35	989	1,344
	El Paso Electric Co.	5.000%	12/1/44	723	817
	Emera US Finance LP	4.750%	6/15/46	2,154	2,529
	Entergy Arkansas LLC	4.200%	4/1/49	1,843	2,180
	Entergy Arkansas LLC	2.650%	6/15/51	1,060	977
	Entergy Corp.	3.750%	6/15/50	2,129	2,235
	Entergy Louisiana LLC	3.050%	6/1/31	1,911	2,066
	Entergy Louisiana LLC	4.000%	3/15/33	1,783	2,113
	Entergy Louisiana LLC	4.200%	9/1/48	2,150	2,576
	Entergy Louisiana LLC	4.200%	4/1/50	2,334	2,780
	Entergy Louisiana LLC	2.900%	3/15/51	1,695	1,666
	Entergy Mississippi LLC	3.850%	6/1/49	1,520	1,670
	Entergy Texas Inc.	1.750%	3/15/31	1,600	1,544
	Entergy Texas Inc.	4.500%	3/30/39	200	234
	Entergy Texas Inc.	3.550%	9/30/49	395	418
	Essential Utilities Inc.	4.276%	5/1/49	450	520
	Essential Utilities Inc.	3.351%	4/15/50	1,925	1,941
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,688	1,954
	Evergy Kansas Central Inc.	4.100%	4/1/43	1,424	1,648
	Evergy Kansas Central Inc.	4.250%	12/1/45	1,114	1,307
	Evergy Kansas Central Inc.	3.450%	4/15/50	1,038	1,102
	Evergy Metro Inc.	5.300%	10/1/41	750	960
	Evergy Metro Inc.	4.200%	6/15/47	1,420	1,664
	Evergy Metro Inc.	4.200%	3/15/48	360	418
[3]	Evergy Metro Inc.	4.125%	4/1/49	1,256	1,466
	Eversource Energy	3.450%	1/15/50	1,055	1,103
[3]	Exelon Corp.	4.950%	6/15/35	1,195	1,456
	Exelon Corp.	5.625%	6/15/35	1,346	1,756
	Exelon Corp.	5.100%	6/15/45	1,304	1,649
	Exelon Corp.	4.450%	4/15/46	1,485	1,771
	Exelon Corp.	4.700%	4/15/50	1,867	2,327
	Exelon Generation Co. LLC	6.250%	10/1/39	2,504	2,987
	Exelon Generation Co. LLC	5.750%	10/1/41	1,932	2,170
	Exelon Generation Co. LLC	5.600%	6/15/42	1,051	1,179
	Florida Power & Light Co.	5.625%	4/1/34	310	422
	Florida Power & Light Co.	4.950%	6/1/35	1,545	2,020
	Florida Power & Light Co.	5.650%	2/1/37	1,293	1,760
	Florida Power & Light Co.	5.950%	2/1/38	1,395	1,973
	Florida Power & Light Co.	5.960%	4/1/39	395	565

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	5.690%	3/1/40	631	888
	Florida Power & Light Co.	5.250%	2/1/41	1,809	2,443
	Florida Power & Light Co.	4.125%	2/1/42	925	1,109
	Florida Power & Light Co.	4.050%	6/1/42	1,910	2,269
	Florida Power & Light Co.	3.800%	12/15/42	1,992	2,288
	Florida Power & Light Co.	4.050%	10/1/44	1,692	2,004
	Florida Power & Light Co.	3.700%	12/1/47	1,902	2,164
	Florida Power & Light Co.	3.950%	3/1/48	1,232	1,458
	Florida Power & Light Co.	4.125%	6/1/48	2,195	2,672
	Florida Power & Light Co.	3.990%	3/1/49	1,625	1,957
	Florida Power & Light Co.	3.150%	10/1/49	1,096	1,154
[3]	Georgia Power Co.	4.750%	9/1/40	1,471	1,791
	Georgia Power Co.	4.300%	3/15/42	2,423	2,845
	Georgia Power Co.	4.300%	3/15/43	578	677
[3]	Georgia Power Co.	3.700%	1/30/50	2,180	2,352
[3]	Georgia Power Co.	3.250%	3/15/51	1,000	1,012
	Iberdrola International BV	6.750%	7/15/36	1,226	1,862
[3]	Idaho Power Co.	4.200%	3/1/48	400	474
	Indiana Michigan Power Co.	6.050%	3/15/37	1,888	2,571
[3]	Indiana Michigan Power Co.	4.550%	3/15/46	858	1,057
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	2,274	2,527
	Indiana Michigan Power Co.	4.250%	8/15/48	986	1,172
	Interstate Power & Light Co.	6.250%	7/15/39	589	816
	Interstate Power & Light Co.	3.700%	9/15/46	270	289
	Interstate Power & Light Co.	3.500%	9/30/49	625	663
	ITC Holdings Corp.	5.300%	7/1/43	1,206	1,530
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	1,226	1,525
	Kentucky Utilities Co.	5.125%	11/1/40	689	885
	Kentucky Utilities Co.	4.375%	10/1/45	1,305	1,567
	Kentucky Utilities Co.	3.300%	6/1/50	990	1,007
	Louisville Gas & Electric Co.	4.250%	4/1/49	1,699	2,001
	MidAmerican Energy Co.	6.750%	12/30/31	425	609
[3]	MidAmerican Energy Co.	5.750%	11/1/35	1,708	2,365
[3]	MidAmerican Energy Co.	5.800%	10/15/36	1,005	1,390
	MidAmerican Energy Co.	4.800%	9/15/43	794	1,014
	MidAmerican Energy Co.	4.400%	10/15/44	1,944	2,366
	MidAmerican Energy Co.	4.250%	5/1/46	1,842	2,205
	MidAmerican Energy Co.	3.650%	8/1/48	1,261	1,409
	MidAmerican Energy Co.	4.250%	7/15/49	1,165	1,427
	MidAmerican Energy Co.	3.150%	4/15/50	1,307	1,333
[3]	Mississippi Power Co.	4.250%	3/15/42	626	711
	National Fuel Gas Co.	2.950%	3/1/31	400	396
	National Grid USA	5.803%	4/1/35	912	1,182
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	1,357	1,274
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	500	484
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	992	1,551
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	935	1,107
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,149	1,417
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	1,268	1,564
[3]	Nevada Power Co.	6.650%	4/1/36	1,725	2,500
[3]	Nevada Power Co.	6.750%	7/1/37	1,500	2,201
[3]	Nevada Power Co.	3.125%	8/1/50	1,549	1,578
	NiSource Inc.	5.950%	6/15/41	843	1,149
	NiSource Inc.	5.250%	2/15/43	1,207	1,522
	NiSource Inc.	4.800%	2/15/44	1,931	2,354
	NiSource Inc.	5.650%	2/1/45	1,204	1,600
	NiSource Inc.	4.375%	5/15/47	2,140	2,457
	NiSource Inc.	3.950%	3/30/48	2,095	2,311
	Northern States Power Co.	6.250%	6/1/36	405	580
	Northern States Power Co.	6.200%	7/1/37	515	749
	Northern States Power Co.	5.350%	11/1/39	712	962

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern States Power Co.	3.400%	8/15/42	935	1,012
	Northern States Power Co.	4.125%	5/15/44	593	706
	Northern States Power Co.	4.000%	8/15/45	860	1,020
	Northern States Power Co.	3.600%	5/15/46	1,624	1,794
	Northern States Power Co.	3.600%	9/15/47	1,647	1,830
	Northern States Power Co.	2.900%	3/1/50	1,261	1,262
	Northern States Power Co.	2.600%	6/1/51	750	708
	NorthWestern Corp.	4.176%	11/15/44	1,034	1,177
	NSTAR Electric Co.	5.500%	3/15/40	713	972
	NSTAR Electric Co.	4.400%	3/1/44	1,090	1,343
	Oglethorpe Power Corp.	5.950%	11/1/39	1,180	1,486
	Oglethorpe Power Corp.	5.375%	11/1/40	2,025	2,418
	Oglethorpe Power Corp.	5.050%	10/1/48	975	1,157
	Oglethorpe Power Corp.	5.250%	9/1/50	628	743
	Ohio Power Co.	4.150%	4/1/48	475	556
	Ohio Power Co.	4.000%	6/1/49	1,243	1,405
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	955	1,112
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	456	505
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	619	903
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	793	1,177
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	780	1,231
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,045	1,381
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	725	892
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	2,415	3,230
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,582	1,783
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,222	1,388
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,425	1,701
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,577	1,814
[3]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,300	1,322
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	225	255
[2,3]	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	629	907
	ONE Gas Inc.	4.658%	2/1/44	1,628	1,954
	ONE Gas Inc.	4.500%	11/1/48	795	980
	Pacific Gas & Electric Co.	4.500%	7/1/40	4,845	5,157
	Pacific Gas & Electric Co.	3.300%	8/1/40	3,818	3,631
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,135	1,209
	Pacific Gas & Electric Co.	4.300%	3/15/45	2,745	2,778
	Pacific Gas & Electric Co.	3.950%	12/1/47	5,400	5,237
	Pacific Gas & Electric Co.	4.950%	7/1/50	7,958	8,638
	Pacific Gas & Electric Co.	3.500%	8/1/50	5,745	5,250
	PacifiCorp	7.700%	11/15/31	1,244	1,830
	PacifiCorp	5.250%	6/15/35	1,364	1,779
	PacifiCorp	6.100%	8/1/36	1,415	1,944
	PacifiCorp	5.750%	4/1/37	1,486	1,982
	PacifiCorp	6.250%	10/15/37	1,317	1,854
	PacifiCorp	6.350%	7/15/38	630	903
	PacifiCorp	6.000%	1/15/39	1,327	1,853
	PacifiCorp	4.100%	2/1/42	1,800	2,079
	PacifiCorp	4.125%	1/15/49	700	801
	PacifiCorp	4.150%	2/15/50	1,488	1,763
	PacifiCorp	3.300%	3/15/51	1,635	1,713
	PECO Energy Co.	5.950%	10/1/36	533	754
	PECO Energy Co.	4.150%	10/1/44	833	993
	PECO Energy Co.	3.900%	3/1/48	1,297	1,484
	PECO Energy Co.	3.000%	9/15/49	669	668
	PECO Energy Co.	2.800%	6/15/50	400	389
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	255	308
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	626	669
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,115	1,145
	Potomac Electric Power Co.	6.500%	11/15/37	748	1,084
	Potomac Electric Power Co.	4.150%	3/15/43	1,875	2,209

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PPL Capital Funding Inc.	4.700%	6/1/43	1,476	1,737
	PPL Capital Funding Inc.	5.000%	3/15/44	565	691
	PPL Capital Funding Inc.	4.000%	9/15/47	810	869
	PPL Electric Utilities Corp.	6.250%	5/15/39	513	731
	PPL Electric Utilities Corp.	4.750%	7/15/43	815	1,018
	PPL Electric Utilities Corp.	4.125%	6/15/44	685	798
	PPL Electric Utilities Corp.	4.150%	10/1/45	2,096	2,450
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,815	2,067
	PPL Electric Utilities Corp.	4.150%	6/15/48	695	816
	PPL Electric Utilities Corp.	3.000%	10/1/49	650	642
	Progress Energy Inc.	7.750%	3/1/31	375	539
	Progress Energy Inc.	7.000%	10/30/31	600	829
	Progress Energy Inc.	6.000%	12/1/39	1,832	2,459
	PSEG Power LLC	8.625%	4/15/31	1,008	1,532
[1]	Public Service Co. of Colorado	1.875%	6/15/31	700	692
[3]	Public Service Co. of Colorado	6.250%	9/1/37	1,890	2,729
	Public Service Co. of Colorado	6.500%	8/1/38	751	1,121
	Public Service Co. of Colorado	3.600%	9/15/42	901	1,003
	Public Service Co. of Colorado	4.300%	3/15/44	945	1,144
	Public Service Co. of Colorado	3.800%	6/15/47	1,267	1,443
	Public Service Co. of Colorado	4.100%	6/15/48	808	960
	Public Service Co. of Colorado	4.050%	9/15/49	1,350	1,601
[3]	Public Service Co. of Colorado	3.200%	3/1/50	1,810	1,892
[3]	Public Service Co. of Colorado	2.700%	1/15/51	1,175	1,129
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,209	1,344
[3]	Public Service Electric & Gas Co.	5.800%	5/1/37	545	745
[3]	Public Service Electric & Gas Co.	5.500%	3/1/40	1,150	1,575
[3]	Public Service Electric & Gas Co.	3.950%	5/1/42	750	867
[3]	Public Service Electric & Gas Co.	3.650%	9/1/42	1,413	1,575
[3]	Public Service Electric & Gas Co.	3.800%	1/1/43	665	754
[3]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,696	1,938
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	1,120	1,250
[3]	Public Service Electric & Gas Co.	4.050%	5/1/48	509	600
[3]	Public Service Electric & Gas Co.	3.850%	5/1/49	853	982
[3]	Public Service Electric & Gas Co.	3.200%	8/1/49	1,040	1,088
[3]	Public Service Electric & Gas Co.	3.150%	1/1/50	569	595
[3]	Public Service Electric & Gas Co.	2.700%	5/1/50	595	571
[3]	Public Service Electric & Gas Co.	2.050%	8/1/50	980	822
	Puget Sound Energy Inc.	6.274%	3/15/37	791	1,095
	Puget Sound Energy Inc.	5.757%	10/1/39	1,131	1,538
	Puget Sound Energy Inc.	5.795%	3/15/40	613	839
	Puget Sound Energy Inc.	5.638%	4/15/41	373	506
	Puget Sound Energy Inc.	4.300%	5/20/45	596	705
	Puget Sound Energy Inc.	4.223%	6/15/48	2,024	2,442
	Puget Sound Energy Inc.	3.250%	9/15/49	864	880
	San Diego Gas & Electric Co.	6.000%	6/1/39	744	1,043
	San Diego Gas & Electric Co.	4.500%	8/15/40	791	950
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	1,265	1,403
	San Diego Gas & Electric Co.	4.150%	5/15/48	445	529
[3]	San Diego Gas & Electric Co.	4.100%	6/15/49	860	991
[3]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,435	1,507
	Sempra Energy	3.800%	2/1/38	1,211	1,339
	Sempra Energy	6.000%	10/15/39	3,139	4,249
	Sempra Energy	4.000%	2/1/48	1,930	2,117
	Southern California Edison Co.	6.000%	1/15/34	913	1,205
[3]	Southern California Edison Co.	5.750%	4/1/35	1,617	2,126
[3]	Southern California Edison Co.	5.350%	7/15/35	1,571	1,993
	Southern California Edison Co.	5.625%	2/1/36	1,584	2,052
[3]	Southern California Edison Co.	5.550%	1/15/37	1,131	1,372
[3]	Southern California Edison Co.	5.950%	2/1/38	618	817
	Southern California Edison Co.	6.050%	3/15/39	392	521

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	5.500%	3/15/40	1,899	2,366
	Southern California Edison Co.	4.500%	9/1/40	1,991	2,274
	Southern California Edison Co.	4.050%	3/15/42	1,098	1,181
[3]	Southern California Edison Co.	3.900%	3/15/43	1,608	1,677
	Southern California Edison Co.	4.650%	10/1/43	349	413
[3]	Southern California Edison Co.	3.600%	2/1/45	2,199	2,218
	Southern California Edison Co.	4.000%	4/1/47	1,878	2,048
[3]	Southern California Edison Co.	4.125%	3/1/48	2,728	3,022
[3]	Southern California Edison Co.	4.875%	3/1/49	2,919	3,569
	Southern California Edison Co.	3.650%	2/1/50	2,579	2,656
[3]	Southern California Edison Co.	2.950%	2/1/51	1,850	1,690
	Southern California Gas Co.	5.125%	11/15/40	495	635
	Southern California Gas Co.	3.750%	9/15/42	578	651
[3]	Southern California Gas Co.	4.125%	6/1/48	1,133	1,339
[3]	Southern California Gas Co.	4.300%	1/15/49	1,310	1,608
[3]	Southern California Gas Co.	3.950%	2/15/50	1,345	1,544
	Southern Co.	4.250%	7/1/36	879	1,027
	Southern Co.	4.400%	7/1/46	2,715	3,125
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,322	1,791
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	2,437	2,763
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	784	856
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	2,273	2,619
	Southern Power Co.	5.150%	9/15/41	1,018	1,214
	Southern Power Co.	5.250%	7/15/43	560	671
[3]	Southern Power Co.	4.950%	12/15/46	1,167	1,337
	Southwest Gas Corp.	3.800%	9/29/46	580	620
	Southwest Gas Corp.	4.150%	6/1/49	865	991
	Southwestern Electric Power Co.	6.200%	3/15/40	712	975
[3]	Southwestern Electric Power Co.	3.900%	4/1/45	1,799	1,917
[3]	Southwestern Electric Power Co.	3.850%	2/1/48	272	289
	Southwestern Public Service Co.	4.500%	8/15/41	386	463
	Southwestern Public Service Co.	3.400%	8/15/46	1,165	1,214
	Southwestern Public Service Co.	3.700%	8/15/47	1,653	1,807
[3]	Southwestern Public Service Co.	4.400%	11/15/48	690	836
	Southwestern Public Service Co.	3.750%	6/15/49	713	805
[3]	Southwestern Public Service Co.	3.150%	5/1/50	743	758
	Tampa Electric Co.	4.100%	6/15/42	1,270	1,417
	Tampa Electric Co.	4.350%	5/15/44	250	297
	Tampa Electric Co.	4.300%	6/15/48	904	1,094
	Tampa Electric Co.	4.450%	6/15/49	492	610
	Tampa Electric Co.	3.625%	6/15/50	830	914
	Toledo Edison Co.	6.150%	5/15/37	621	810
	Tucson Electric Power Co.	4.850%	12/1/48	825	1,019
	Tucson Electric Power Co.	4.000%	6/15/50	820	931
	Union Electric Co.	5.300%	8/1/37	598	764
	Union Electric Co.	8.450%	3/15/39	377	647
	Union Electric Co.	3.900%	9/15/42	1,920	2,197
	Union Electric Co.	3.650%	4/15/45	1,602	1,778
	Union Electric Co.	4.000%	4/1/48	1,107	1,285
	Union Electric Co.	3.250%	10/1/49	2,070	2,144
	Veolia Environnement SA	6.750%	6/1/38	572	790
[3]	Virginia Electric & Power Co.	6.000%	1/15/36	1,522	2,102
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	906	1,246
	Virginia Electric & Power Co.	6.350%	11/30/37	1,333	1,903
	Virginia Electric & Power Co.	8.875%	11/15/38	1,429	2,517
	Virginia Electric & Power Co.	4.000%	1/15/43	1,764	2,064
[3]	Virginia Electric & Power Co.	4.650%	8/15/43	1,746	2,169
	Virginia Electric & Power Co.	4.450%	2/15/44	1,524	1,871
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	1,030	1,221
[3]	Virginia Electric & Power Co.	4.000%	11/15/46	1,203	1,397
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	2,528	2,842

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
February 28, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric & Power Co.	4.600%	12/1/48	1,455	1,828
	Virginia Electric & Power Co.	3.300%	12/1/49	1,215	1,275
	Virginia Electric & Power Co.	2.450%	12/15/50	1,625	1,460
[3]	Washington Gas Light Co.	3.796%	9/15/46	1,123	1,248
[3]	Washington Gas Light Co.	3.650%	9/15/49	985	1,094
	Wisconsin Electric Power Co.	5.625%	5/15/33	777	1,043
	Wisconsin Electric Power Co.	5.700%	12/1/36	625	858
	Wisconsin Electric Power Co.	4.300%	10/15/48	930	1,128
	Wisconsin Power & Light Co.	6.375%	8/15/37	689	980
	Wisconsin Power & Light Co.	3.650%	4/1/50	1,530	1,713
	Wisconsin Public Service Corp.	3.671%	12/1/42	933	1,039
	Wisconsin Public Service Corp.	4.752%	11/1/44	838	1,063
	Wisconsin Public Service Corp.	3.300%	9/1/49	480	508
	Xcel Energy Inc.	6.500%	7/1/36	435	628
	Xcel Energy Inc.	3.500%	12/1/49	1,185	1,251
					743,434
Total Corporate Bonds (Cost $6,287,863)					6,222,431
Taxable Municipal Bonds (0.01%)
	Michigan Finance Authority Revenue (Trinity Health Credit Group) (Cost $465)	3.084%	12/1/34	465	503
				Shares
Temporary Cash Investments (0.20%)
Money Market Fund (0.20%)
[5]	Vanguard Market Liquidity Fund (Cost $12,455)	0.099%		124,552	12,455
Total Investments (99.06%) (Cost $6,310,366)					6,245,046
Other Assets and Liabilities—Net (0.94%)					59,196
Net Assets (100%)					6,304,242
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2021.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value of these securities was $204,728,000, representing 3.2% of net assets.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Securities with a value of $1,359,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA16422 042021

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Explorer Value Fund, Russell 1000 Index Fund, Russell 1000 Value Index Fund, Russell 1000 Growth Index Fund, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, Vanguard Russell 2000 Growth Index Fund, Vanguard Russell 3000 Index Fund, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, Vanguard Mortgage-Backed Securities Index Fund, Vanguard Total Corporate Bond ETF, and Vanguard Total World Bond ETF. There were no other significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 20, 2021

VANGUARD SCOTTSDALE FUNDS

BY: /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: April 20, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference